UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-4415

COLLEGE RETIREMENT EQUITIES FUND

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

Item 1. Reports to Stockholders.

TIAA CREF

FINANCIAL SERVICES
FOR THE GREATER GOOD[SM]

2007 ANNUAL REPORT

COLLEGE RETIREMENT
EQUITIES FUND

DECEMBER 31, 2007
Audited financial statements

Stock

Bond Market

Global Equities

Inflation-Linked Bond

Growth

Social Choice

Equity Index

Money Market

SIGN UP FOR ELECTRONIC DELIVERY AT

www.tiaa-cref.org

PERFORMANCE OVERVIEW AS OF DECEMBER 31, 2007

		Total return	Average annual total returns

	Inception date	1 year	5 years	10 years	since inception

EQUITIES
CREF Stock	8/1/1952	7.99%	15.20%	6.60%	10.56%
CREF Global Equities	5/1/1992	10.07	16.84	6.37	9.76	*
CREF Growth	4/29/1994	16.73	11.99	2.89	8.41	*
CREF Equity Index	4/29/1994	4.70	13.13	5.90	10.58	*

FIXED INCOME
CREF Bond Market	3/1/1990	5.97	4.16	5.74	7.05	*
CREF Inflation-Linked Bond	5/1/1997	11.04	5.76	7.03	6.85	*

EQUITIES & FIXED INCOME
CREF Social Choice	3/1/1990	4.81	9.57	6.06	9.75	*

MONEY MARKET
CREF Money Market†	4/1/1988	4.90	2.84	3.64	4.72	*

NET ANNUALIZED YIELD		NET ANNUALIZED YIELD
(30-day period ended 12/31/2007)		(7-day period ended 12/24/2007)

	Effective			Current	Effective
CREF Bond Market	4.65%	CREF Money Market†		4.36%	4.45%

*

The performance shown is computed from the inception date of the account (the date on which the account became publicly available). Previously, performance for this account was computed from the day prior to the inception date.

†

As with all the CREF variable annuity accounts, the funds you invest in the CREF Money Market Account are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The current yield more closely reflects current earnings than does the total return.

The returns quoted represent past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown above, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org, or call 800 842-2252.

UNDERSTANDING YOUR CREF REPORT

This report contains information about the eight CREF accounts and describes the accounts’ results for the year ended December 31, 2007.

          Please note that Morningstar now rates the performance of group variable annuities by comparing them with mutual funds that have similar objectives. Previously, Morningstar compared such annuities with other annuities. Reflecting this change, we now show the performance of the relevant Morningstar mutual fund categories in this report’s performance commentaries, tables and graphs.

          In addition, Morningstar has changed the method it uses to calculate the category return of a $10,000 investment over ten years. The new method calculates that return by linking the monthly returns of those funds in the category that operated during all or part of that period, on a month-by-month basis. Previously, the return was calculated using all funds in the category on the last day of the 10-year period.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please visit our website at www.tiaa-cref.org, or call 877 518-9161, for a prospectus that contains this and other important information. We urge you to read it carefully before investing.

REPORT TO CREF PARTICIPANTS

In 2007 the U.S. stock market posted a gain for the fifth calendar year in a row, but the year’s advance was trimmed by a decline in the fourth quarter, when concerns about the housing market and the subprime mortgage crisis negatively affected investor sentiment, resulting in lower equity prices.

          For the year, U.S. stocks returned 5.1%, as measured by the broad-based Russell 3000® Index. The heightened volatility sent many investors seeking safety in bonds, and, as a result, the Lehman Brothers U.S. Aggregate Index, which measures the return of investment-grade bonds, returned 7%. For the first time since 2002, bonds outperformed stocks in the U.S. markets.

          Worries about the domestic economy also took their toll on stocks abroad. The MSCI EAFE®+ Canada Index, which tracks 22 stock markets in developed nations outside the United States, returned just 4% in terms of local currencies. However, the rising strength of many foreign currencies, notably the euro and the pound, amplified those gains for U.S. investors. When converted into dollars, the return of the EAFE+Canada index was 12.4%.

          Among EAFE stocks, German stocks led the way, jumping 35.2%, while Japanese stocks posted a 4.2% decline.

Five of the CREF accounts outperform their peers

Four of the eight CREF accounts outpaced the average returns of their respective Morningstar categories (and, in the case of the Money Market Account, the average U.S. money market fund). The key to this superior performance was two-fold: successful selection of individual securities and low expenses.

          The year’s best result came from the Growth Account. Its 16.7% gain outpaced its Morningstar category by more than three percentage points and its benchmark index by nearly five points.

          The Inflation-Linked Bond Account posted a return of 11%, beating its Morningstar group by more than one percentage point but trailing its benchmark index.

          The Global Equities Account gained 10%, about one-and-a-quarter percentage points behind its Morningstar peers but more than one point ahead of its benchmark. The Stock Account benefited from its component of foreign stocks, posting a return of 8%. That return was nearly two percentage points ahead of its Morningstar category and three-quarters of a point ahead of its composite benchmark.

          The Bond Market Account returned 6%, about one-and-a-quarter percentage points ahead

2	2007 Annual Report ▪ College Retirement Equities Fund

Edward J. Grzybowski
Chief Investment Officer TIAA-CREF Investment Management, LLC

of its Morningstar group but one percentage point lower than its benchmark index.

          The Social Choice Account gained 4.8%, lagging its Morningstar category by more than a percentage point and its composite benchmark by 1.45 percentage points. The account’s social screens prevented it from owning a number of stocks that posted outsized returns during the year.

          The Equity Index Account rose 4.7%, trailing its benchmark by less than half a percentage point, and the Morningstar category, which includes actively managed funds, by about one-and-a-half percentage points.

          The Money Market Account’s 4.9% return was above the prevailing money market average, as measured by iMoneyNet.

Diversifying your portfolio for consistent growth

While no investment strategy can guarantee against loss, diversifying your assets among different types of investments helps to lower risk and often smoothes out returns over time.

          No one knows which area of investments will perform best in the future, so allocating your assets broadly is the best way to ensure that, when a given area does well, you will be able to share in its rewards.

Diversification can also limit your losses when declines occur in one investment area but not in others.

          Our goal is to provide investment choices that can be combined to create a diversified portfolio with the potential for consistent growth. Of course, the right mix of investments depends on your financial needs, your time horizon and your attitude toward risk.

          If you would like help finding the mix that’s best for you, please visit our website or call us.

/s/ Edward J. Grzybowski

Edward J. Grzybowski
Chief Investment Officer TIAA-CREF Investment Management, LLC

College Retirement Equities Fund ▪ 2007 Annual Report	3

MORE INFORMATION FOR CREF PARTICIPANTS

Portfolio listings

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about account performance allow investment companies to list the top holdings of each account in their annual and semiannual reports instead of providing complete portfolio listings. The accounts file complete portfolio listings with the SEC, which are available to participants.

          You can obtain a complete list of CREF’s holdings (called “CREF Statements of Investments”) as of the most recently completed fiscal quarter (currently for the period ended December 31, 2007) in the following ways:

•	by visiting the TIAA-CREF website at www.tiaa-cref.org; or

•	by calling TIAA-CREF at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of CREF’s holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of December 31 or June 30; Form N-Q lists holdings as of March 31 or September 30.) Copies of these forms are available:

•	through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	at the SEC’s Public Reference Room. (Call 800 SEC-0330 for more information.)

Proxy voting

CREF’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found at our website at www.tiaa-cref.org or on the SEC website at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the accounts voted during the most recently completed twelve-month period ended June 30 can be found at our website or at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our homepage; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 842-2776.

Account management

The CREF accounts are managed by the portfolio management teams of TIAA-CREF Investment Management, LLC. The members of these teams are responsible for the day-to-day operations of the accounts.

4	2007 Annual Report ▪ College Retirement Equities Fund

SPECIAL TERMS

Agency securities are bonds issued by U.S. government entities such as Fannie Mae.

Annuities are designed for retirement savings or for other long-term goals. They offer several payment options, including lifetime income. Payments from variable annuities are not guaranteed, and the payment amounts will rise or fall depending on investment returns.

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or MSCI EAFE®+Canada Index, whose performance can be used as a standard by which to judge the performance of a variable annuity.*

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations and other borrowers. Maturities range from 1 to 270 days.

Emerging markets are nations with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is the annual amount that investors pay for the management of a variable annuity account. The amount, expressed as a percentage of the account’s average net assets, does not include front-end or back-end sales charges, if any, or trading costs.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other federal entities.

Overweight holding is a security that forms a larger percentage of an account, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of variable annuities or funds with similar objectives whose performance can be compared with that of an individual variable annuity or fund with a similar objective.

Price/earnings ratio (P/E) is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Portfolio turnover rate is calculated by dividing the market value of securities bought and sold during a given period by the average value of the account’s assets during that period.

Relative performance is the return of an account in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of an account, in terms of market capitalization, than that security’s percentage of the benchmark.

*

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE (which stands for Europe, Australasia, Far East) is a trademark of Morgan Stanley Capital International, Inc.

College Retirement Equities Fund ▪ 2007 Annual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

As a participant in any of the CREF accounts, you incur only one of two potential types of costs.

•	You incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•	However, you do incur ongoing costs, including investment advisory fees, administrative expenses, distribution (12b-1) fees, and mortality and expense risk charges.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in dollars) of investing in each account. The examples are also designed to help you compare these costs with the ongoing costs of investing in other variable annuity accounts and mutual funds.

          The examples assume $1,000 was invested on July 1, 2007, and held for six months until December 31, 2007.

Actual expenses

The first line in each table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your beginning accumulation by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and hypothetical expenses based on the account’s actual expense ratio for the six-month period and an assumed annual rate of return of 5% before expenses—which is not the account’s actual return.

          Do not use the hypothetical account values and hypothetical expenses to estimate the actual expenses you paid for the period. Instead, you can use this information to compare the ongoing costs of investing in an individual account with the ongoing costs of other variable annuity accounts and mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other accounts or funds.

6	2007 Annual Report ▪ College Retirement Equities Fund

CREF STOCK ACCOUNT U.S. AND FOREIGN STOCKS

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2007

The CREF Stock Account returned 7.99% for the year, compared with the 7.27% gain of its composite benchmark, a weighted average of the Russell 3000® Index, the MSCI EAFE®+Canada Index and the MSCI Emerging Markets IndexSM.

          The average return of the account’s peers, as defined by the Morningstar Large Blend category, was 6.16%. The Morningstar category included 2,090 funds as of December 31, 2007.

Fourth-quarter slide dampens stock gains

Both U.S. and foreign stocks posted positive returns in 2007, but these gains were generally limited to the first nine months of the year. In the fourth quarter, stocks declined amid worrisome economic news and heightened market volatility.

          For the year, the Russell 3000 Index, which measures the broad U.S. stock market, advanced 5.14%, and the MSCI EAFE+Canada Index, which tracks stocks in 22 developed foreign countries, rose 12.44% in dollar terms.

          The relative advantage of foreign over domestic stocks was due entirely to a weak dollar, which had the effect of boosting foreign stock gains (and cushioning losses) for U.S. investors. For the year, the EAFE+Canada index returned just 4.02% in terms of local currencies, lagging the Russell 3000. However, a surge in the value of the euro and the pound against the dollar turned this modest return into a double-digit gain in dollar terms.

          The MSCI Emerging Markets Index, which tracks stocks in 25 emerging markets, soared 39.39% in dollars during the year.

Foreign exposure and superior stock selections drive returns

By maintaining one-quarter of its total portfolio investments in foreign stocks, the account produced a return that exceeded the gain of the broad U.S. stock market. The account also topped its composite benchmark, because of numerous successful stock selections in both its foreign and domestic segments.

          Among the primary contributors to the account’s outperformance were larger-than-benchmark weightings in Occidental Petroleum, Japanese game maker Nintendo, German drug maker Bayer and Denbury Resources, an independent Texas-based energy company.

          The positive effects of these holdings were partly offset by other positions that did not perform as anticipated, including overweights in credit risk manager Radian Group and Darden Restaurants, the parent company of the Red Lobster and Olive Garden chains. Underweights in British mining company Rio Tinto and ExxonMobil also detracted from the account’s return.

College Retirement Equities Fund ▪ 2007 Annual Report	7

CREF STOCK ACCOUNT  U.S. AND FOREIGN STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including foreign investment risks and small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The account’s composite benchmark is a weighted average of three indexes: the Russell 3000®Index, which measures the performance of the broad U.S. stock market; the MSCI EAFE®+Canada Index, which measures stocks in 22 developed nations outside the United States; and the MSCI Emerging Markets IndexSM, which measures stocks in 25 emerging-market nations. (You cannot invest directly in these indexes.) The composite benchmark’s weightings are recalculated daily.

PERFORMANCE AS OF DECEMBER 31, 2007

	Total return	Average annual total returns		Cumulative total returns

	1 year	5 years	10 years	5 years	10 years

CREF Stock Account	7.99%	15.20%	6.60%	102.99%	89.46%

CREF Composite Benchmark	7.27	15.51	6.92	105.69	95.26

Benchmark components (percentage of composite index)
Russell 3000 Index (75.3%)	5.14	13.62	6.21	89.42	82.77
MSCI EAFE+Canada Index (22.6%)	12.44	22.10	9.02	171.57	137.31
MSCI Emerging Markets Index (2.1%)	39.39	37.00	—	382.95	—

Morningstar Large Blend	6.16	12.63	5.92	82.31	82.12

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE is a trademark of Morgan Stanley Capital International, Inc. MSCI Emerging Markets Index is a service mark of Morgan Stanley Capital International, Inc.

8	2007 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on January 1, 1998, would have grown to $18,946 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the two main components of the account’s composite benchmark and its peer group during the same period. (Note: Morningstar has changed its method of calculating the peer group return. For more information, please see page 1.)

CALENDAR YEAR TOTAL RETURNS SINCE 1998

College Retirement Equities Fund ▪ 2007 Annual Report	9

CREF STOCK ACCOUNT U.S. AND FOREIGN STOCKS

EXPENSE EXAMPLE

Six months ended December 31, 2007

CREF Stock Account	Starting account value (7/1/07)	Ending account value (12/31/07)	Expenses paid* (7/1/07– 12/31/07)

Actual return	$1,000.00	$990.59	$2.61
5% annual hypothetical return	1,000.00	1,022.56	2.65

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.50%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	8/1/1952
Net assets	$134.56 billion
2007 actual expense ratio	0.52%
Number of stocks	6,254
Portfolio turnover rate	49%
Weighted median market capitalization	$37.8 billion
P/E ratio (weighted 12-month trailing average)	16.8
Dividend yield	1.95%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	69.45
$4 billion–$15 billion	17.91
Under $4 billion	12.64

Total	100.00

HOLDINGS BY COUNTRY

% of portfolio investments

United States	74.9
United Kingdom	4.2
Japan	3.8
France	2.6
Germany	2.4
Switzerland	1.7
Canada	1.6
45 other nations	8.7
Short-term investments	0.1

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Manufacturing & materials	24.9
Consumer products & services	22.2
Financial	21.4
Technology	14.8
Energy	10.2
Utilities	4.3
Transportation	2.1
Short-term investments	0.1

Total	100.0

10	2007 Annual Report ▪ College Retirement Equities Fund

CREF GLOBAL EQUITIES ACCOUNT FOREIGN AND U.S. STOCKS

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2007

The CREF Global Equities Account returned 10.07% for the year, compared with the 9.04% gain of its benchmark, the MSCI World IndexSM, and the 11.28% average return of its peers, as defined by the Morningstar World Stock category, which included 581 funds as of December 31, 2007.

Global stocks rise despite volatility

After posting a double-digit gain through September 2007, global stocks reversed course in the fourth quarter amid a sharp slowdown in the U.S. economy and fears that a worsening global credit crunch was beginning to take its toll on economic growth and corporate profits. The MSCI World Index declined 2.42% in the last three months of the year.

          For U.S. investors, a weaker dollar improved the benchmark’s performance during the year. In terms of local currencies, the benchmark fell 3.03% in the fourth quarter and rose 4.69% for the year, but the surging value of the euro and pound versus the dollar converted these to a 2.42% loss for the quarter and a 9.04% gain for the year, in dollars.

European stocks set the pace

During the year, the benchmark’s European segment climbed 13.9% in dollar terms, propelled by German stocks, which soared 35.2%. French and British stocks rose 13.2% and 8.4%, respectively. In the Pacific segment, a 4.2% loss by Japanese stocks partly offset the 30.7% gain of the benchmark’s other Pacific stocks. As a result, the segment posted a modest return of 5.3% in dollars. North American stocks, representing more than half of the benchmark’s market capitalization at year-end, returned 7.1% in dollars.

Stock selections elevate the account’s return

The account topped its benchmark because of numerous successful stock selections. Among the chief positive contributors were larger-than-benchmark weightings in Japanese game maker Nintendo, Norwegian solar energy company Renewable Energy Corp., French industrial giant Alstom and Finnish energy company Fortum. An underweighting in Citigroup also helped performance.

          These positive contributions were partly offset by positions that did not perform as anticipated, including overweights in Irish beverage company C&C Group and British bank Barclays, as well as underweights in ExxonMobil and Spanish telecommunications firm Telefonica. Nonbenchmark holdings such as U.S. network equipment provider Acme Packet also trimmed the account’s return.

College Retirement Equities Fund ▪ 2007 Annual Report	11

CREF GLOBAL EQUITIES ACCOUNT FOREIGN AND U.S. STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including foreign investment risks and small-cap risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The MSCI World IndexSM is an aggregate of 23 country indexes in developed markets, including the United States. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2007

	Total return	Average annual total returns		Cumulative total returns

	1 year	5 years	10 years	5 years	10 years

CREF Global Equities Account	10.07%	16.84%	6.37%	117.82%	85.54%

MSCI World Index	9.04	16.95	6.98	118.87	96.38

Morningstar World Stock	11.28	18.24	8.45	133.03	135.03

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

MSCI World Index is a service mark of Morgan Stanley Capital International, Inc.

12	2007 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on January 1, 1998, would have grown to $18,554 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period. (Note: Morningstar has changed its method of calculating the peer group return. For more information, please see page 1.)

CALENDAR YEAR TOTAL RETURNS SINCE 1998

College Retirement Equities Fund ▪ 2007 Annual Report	13

CREF GLOBAL EQUITIES ACCOUNT FOREIGN AND U.S. STOCKS

EXPENSE EXAMPLE

Six months ended December 31, 2007

CREF Global Equities Account	Starting account value (7/1/07)	Ending account value (12/31/07)	Expenses paid* (7/1/07– 12/31/07)

Actual return	$1,000.00	$1,008.97	$2.83
5% annual hypothetical return	1,000.00	1,022.36	2.85

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.54%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	5/1/1992
Net assets	$17.46 billion
2007 actual expense ratio	0.56%
Number of stocks	2,375
Portfolio turnover rate	108%
Weighted median market capitalization	$41.1 billion
P/E ratio (weighted 12-month trailing average)	16.0
Dividend yield	2.21%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	74.38
$4 billion–$15 billion	18.56
Under $4 billion	7.06

Total	100.00

HOLDINGS BY COUNTRY

% of portfolio investments

United States	47.2
United Kingdom	9.8
Japan	7.4
France	6.7
Germany	4.9
Switzerland	3.4
Canada	3.3
34 other nations	17.0
Short-term investments	0.3

Total	100.0

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	25.5
Manufacturing & materials	25.0
Consumer products & services	20.0
Technology	13.4
Energy	8.9
Utilities	4.3
Transportation	2.6
Short-term investments	0.3

Total	100.0

14	2007 Annual Report ▪ College Retirement Equities Fund

CREF GROWTH ACCOUNT LARGE-CAP GROWTH STOCKS

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2007

The CREF Growth Account returned 16.73% for the year, compared with the 11.81% gain of its benchmark, the Russell 1000® Growth Index, and the 13.35% average return of its peers, as defined by the Morningstar Large Growth category, which included 1,748 funds as of December 31, 2007.

Large-cap growth reverses trend; outperforms large-cap value

In 2007, large-cap growth stocks scored double-digit gains, while large-cap value issues fell 0.17%, as measured by the Russell 1000 Value Index. After lagging the large-cap value category in the first quarter of 2007, large-cap growth stocks rebounded and outperformed by nearly twelve percentage points for the remainder of the year.

          Reversing a longer trend, this marked the first year in the last eight in which large-cap growth stocks outperformed large-cap value issues.

          For the ten years ended December 31, 2007, the Russell 1000 Growth Index posted an average annual return of just 3.83%—less than half the 7.68% recorded by the Russell 1000 Value Index.

“Other energy” and technology sectors drive the benchmark

Nine of the benchmark’s twelve sectors recorded positive returns, with seven producing double-digit gains. The index was boosted by the“other energy” and technology sectors, which advanced 41% and 19.7%, respectively. Together these sectors made up more than 25% of the benchmark’s market capitalization as of December 31, 2007.

          In contrast, the financials sector gained just 2%, and the consumer discretionary sector lost 0.9%. These two sectors constituted more than one-quarter of the benchmark at year’s end.

Stock choices propel gains

The account beat its benchmark by nearly five percentage points on the strength of numerous successful nonbenchmark stock selections, including BlackBerry manufacturer Research in Motion and Japanese game maker Nintendo. The account also benefited from larger-than-benchmark weightings in stocks that included agricultural giant Monsanto and Apple.

          These positive contributions were partly offset by overweights that did not perform as expected, including International Game Technology and biotechnology firm Genentech.

          On December 31, 2007, foreign securities made up 4.24% of the account’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

College Retirement Equities Fund ▪ 2007 Annual Report	15

CREF GROWTH ACCOUNT LARGE-CAP GROWTH STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including large-cap risk, growth investing risks, style risk, small-cap risk, reorganization risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000®Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 with higher price-to-book ratios and higher relative forecasted growth rates. You cannot invest directly in these indexes.

PERFORMANCE AS OF DECEMBER 31, 2007

	Total return	Average annual total returns		Cumulative total returns

	1 year	5 years	10 years	5 years	10 years

CREF Growth Account	16.73%	11.99%	2.89%	76.21%	32.92%

Russell 1000 Growth Index	11.81	12.10	3.83	77.06	45.59

Morningstar Large Growth	13.35	12.75	5.28	83.64	73.44

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 1000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

16	2007 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on January 1, 1998, would have grown to $13,292 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period. (Note: Morningstar has changed its method of calculating the peer group return. For more information, please see page 1.)

CALENDAR YEAR TOTAL RETURNS SINCE 1998

College Retirement Equities Fund ▪ 2007 Annual Report	17

CREF GROWTH ACCOUNT LARGE-CAP GROWTH STOCKS

EXPENSE EXAMPLE

Six months ended December 31, 2007

CREF Growth Account	Starting account value (7/1/07)	Ending account value (12/31/07)	Expenses paid* (7/1/07– 12/31/07)

Actual return	$1,000.00	$1,071.73	$2.87
5% annual hypothetical return	1,000.00	1,022.41	2.80

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.52%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/29/1994
Net assets	$13.88 billion
2007 actual expense ratio	0.55%
Number of stocks	739
Portfolio turnover rate	127%
Weighted median market capitalization	$39.8 billion
P/E ratio (weighted 12-month trailing average)	21.8
Dividend yield	0.97%

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	77.05
$4 billion–$15 billion	19.24
Under $4 billion	3.71

Total	100.00

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	30.3
Manufacturing & materials	29.6
Technology	17.5
Financial	11.5
Energy	6.5
Transportation	1.7
Utilities	1.7
Short-term investments	1.2

Total	100.0

18	2007 Annual Report ▪ College Retirement Equities Fund

CREF EQUITY INDEX ACCOUNT U.S. STOCKS

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2007

The CREF Equity Index Account returned 4.70% for the year, compared with the 5.14% gain of its benchmark, the Russell 3000® Index, and the 6.16% average return of its peers, as defined by the Morningstar Large Blend category, which included 2,090 funds as of December 31, 2007.

Broad equity market slumps after strong first half

During the first six months of 2007, U.S. stocks produced an impressive 7.11% return, as measured by the Russell 3000 Index. In the year’s second half, however, the market struggled because of investor concerns about a slowing domestic economy and mounting default rates in the subprime credit markets. The Russell 3000 Index fell 1.84% during the last six months of the year.

          For the year, growth stocks outperformed value issues by wide margins across all three capitalization sizes, as defined by the Russell indexes. Large-cap growth stocks were the top performers, posting an 11.81% gain, while small-cap value stocks posted a 9.78% loss.

          U.S. stocks lagged foreign equities entirely because of the weakening dollar versus other currencies. The MSCI EAFE® Index, which measures stocks in developed foreign markets, climbed 11.17% in dollar terms.

          For the ten-year period ended December 31, 2007, the average annual return of the Russell 3000 Index was 6.21%—more than two percentage points below the 8.66% average annual gain registered by the EAFE.

Integrated oils and technology lead the way

During the period, nine of the benchmark’s twelve industry sectors posted positive returns, with six generating double-digit gains. The strongest positive contributions to performance came from the integrated oils and technology sectors, which rose 29.7% and 15.8%, respectively.

          These robust returns were partly offset by losses in the financials and consumer discretionary sectors, which fell 16.3% and 3.6%, respectively.

Largest stocks generally post strong results

In descending order according to capitalization size, the five largest stocks in the benchmark performed as follows: ExxonMobil, 24.3%; General Electric, 2.7%; Microsoft, 20.8%; AT&T, 20.6%; and Procter & Gamble, 16.6%.

          For the period, the account’s return was comparable to that of the benchmark, minus the effects of expenses and of some cash holdings for liquidity. The account had a risk profile similar to that of the benchmark.

College Retirement Equities Fund ▪ 2007 Annual Report	19

CREF EQUITY INDEX ACCOUNT U.S. STOCKS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—the account is subject to special risks, including index risk. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. This index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2007

	Total return	Average annual total returns		Cumulative total returns

	1 year	5 years	10 years	5 years	10 years

CREF Equity Index Account	4.70%	13.13%	5.90%	85.37%	77.40%

Russell 3000 Index	5.14	13.62	6.21	89.42	82.77

Morningstar Large Blend	6.16	12.63	5.92	82.31	82.12

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

20	2007 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on January 1, 1998, would have grown to $17,740 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period. (Note: Morningstar has changed its method of calculating the peer group return. For more information, please see page 1.)

CALENDAR YEAR TOTAL RETURNS SINCE 1998

College Retirement Equities Fund ▪ 2007 Annual Report	21

CREF EQUITY INDEX ACCOUNT U.S. STOCKS

EXPENSE EXAMPLE

Six months ended December 31, 2007

CREF Growth Account	Starting account value (7/1/07)	Ending account value (12/31/07)	Expenses paid* (7/1/07– 12/31/07)

Actual return	$1,000.00	$977.27	$2.33
5% annual hypothetical return	1,000.00	1,022.83	2.38

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/29/1994
Net assets	$11.47 billion
2007 actual expense ratio	0.47%
Number of stocks	2,874
Portfolio turnover rate	9%
Weighted median market capitalization	$37.8 billion
P/E ratio (weighted 12-month trailing average)	17.7
Dividend yield	1.77%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	23.7
Manufacturing & materials	23.5
Financial	19.4
Technology	16.0
Energy	11.0
Utilities	4.3
Transportation	2.0
Short-term investments	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	68.61
$4 billion–$15 billion	17.64
Under $4 billion	13.75

Total	100.00

22	2007 Annual Report ▪ College Retirement Equities Fund

CREF BOND MARKET ACCOUNT INTERMEDIATE-TERM BONDS

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2007

The CREF Bond Market Account returned 5.97% for the year, compared with the 6.97% gain of its benchmark, the Lehman Brothers U.S. Aggregate Index, and the 4.70% average return of its peers, as defined by the Morningstar Intermediate-Term Bond category, which included 1,097 funds as of December 31, 2007.

Second-half rally lifts bonds

After posting a lackluster 0.98% return in the first half of 2007, the Lehman Brothers U.S. Aggregate Index, which tracks the investment-grade U.S. bond market, gained 5.93% in the second half. Bond prices were lifted by a broad “flight to quality” as investors sought safe havens from increasingly volatile equity markets. At the same time, reductions in short-term interest rates pulled longer-term yields lower, further boosting prices. (Yields and prices move in opposite directions.)

           The Federal Reserve had kept the federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) at 5.25% since June 2006, citing inflation concerns. However, as the U.S. housing market deteriorated and fallout from the subprime lending crisis threatened the broader economy, the Fed cut the rate three times between September and December; at year-end, the rate stood at 4.25%.

Yield curve returns to normal

During 2007 bond yields fell across the maturity spectrum. The 2-year Treasury yield declined sharply, from 4.82% at the beginning of the year to 3.05% on December 31, while the 10-year yield slid from 4.71% to 4.04%. For the first time since 2004, the year-end relationship between the 2- and 10-year yields represented a normal yield curve, in which longer-dated issues have higher yields to compensate for their greater inflation risk.

Sector weightings limit the account’s return

The account trailed the benchmark primarily because of an underweighting in U.S. Treasuries and an overweighting in mortgage- and asset-backed securities and in corporate bonds. Although the account’s non-Treasury investments focused on high-quality sectors, these sectors did not benefit as much as Treasuries from the flight to quality that buoyed fixed-income returns in the second half of the year.

          Moreover, as demand for Treasuries surged, the benchmark’s other high-quality sectors began to suffer from an atypical lack of liquidity that further dampened their returns. For the year, the Treasury component of the Lehman index gained 9.01%, while the overall index rose 6.97%.

College Retirement Equities Fund ▪ 2007 Annual Report	23

CREF BOND MARKET ACCOUNT INTERMEDIATE-TERM BONDS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the account is subject to special risks, including illiquid security risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Lehman Brothers U.S. Aggregate Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2007

	Total return	Average annual total returns		Cumulative total returns

	1 year	5 years	10 years	5 years	10 years

CREF Bond Market Account	5.97%	4.16%	5.74%	22.62%	74.81%

Lehman Brothers U.S. Aggregate Index	6.97	4.42	5.97	24.17	78.64

Morningstar Intermediate-Term Bond	4.70	4.07	5.16	22.26	65.72

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

24	2007 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on January 1, 1998, would have grown to $17,481 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period. (Note: Morningstar has changed its method of calculating the peer group return. For more information, please see page 1.)

CALENDAR YEAR TOTAL RETURNS SINCE 1998

College Retirement Equities Fund ▪ 2007 Annual Report	25

CREF BOND MARKET ACCOUNT INTERMEDIATE-TERM BONDS

EXPENSE EXAMPLE

Six months ended December 31, 2007

CREF Bond Market Account	Starting account value (7/1/07)	Ending account value (12/31/07)	Expenses paid* (7/1/07– 12/31/07)

Actual return	$1,000.00	$1,048.87	$2.63
5% annual hypothetical return	1,000.00	1,022.61	2.60

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.49%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	3/1/1990
Net assets	$7.68 billion
2007 actual expense ratio	0.51%
Number of issues	710
Portfolio turnover rate	174%
Average quality	Aa1
Option-adjusted duration	4.30 years
Average coupon	5.47%
Average yield to maturity	5.23%
Average maturity	6.19 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities and commercial mortgage-backed securities	40.0
Corporate bonds	20.1
U.S. Treasury securities	16.1
Asset-backed securities	9.9
U.S. agency securities	7.0
Foreign government and corporate bonds denominated in U.S. dollars	2.6
Preferred stock	0.9
TIAA-CREF High-Yield Fund II	0.1
Short-term investments	3.3

Total	100.0

26	2007 Annual Report ▪ College Retirement Equities Fund

CREF INFLATION-LINKED BOND ACCOUNT INFLATION-LINKED BONDS

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2007

The CREF Inflation-Linked Bond Account returned 11.04% for the year, compared with the 11.64% gain of its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities (TIPS) Index, and the 9.86% average return of its peers, as defined by the Morningstar Inflation-Protected Bond category, which included 156 funds as of December 31, 2007.

The Fed trims the short-term interest rate

After keeping the federal funds rate at 5.25% since June 2006, the Federal Reserve lowered it in September and again in October and December, to 4.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The Fed’s actions were taken to address well-publicized problems in the subprime lending market as well as declining housing prices, both of which threatened to affect the overall U.S. economy. At the same time, the Fed voiced concern about soaring energy prices, which in November helped boost the Consumer Price Index 4.3% higher than it had been one year earlier.

TIPS outshine the broad bond and stock markets

In 2007 TIPS easily outpaced the 6.97% gain of the overall investment-grade bond market, as measured by the Lehman Brothers U.S. Aggregate Index, and the 5.14% rise of the U.S. stock market, as measured by the Russell 3000® Index. For the five years ended December 31, 2007, TIPS posted an average annual return of 6.27%, compared with 4.42% for the Lehman aggregate index and 13.62% for the Russell 3000.

          Most of TIPS’ gain occurred in the second half of 2007, when the index rose 9.73%. In a flight to quality, investors bought U.S. Treasuries, favoring TIPS as oil prices approached $100 per barrel. TIPS outperformed the broad bond and stock markets in all but the second quarter, when rising long-term interest rates sent TIPS prices tumbling.

Solid gain tops peers but lags the benchmark

For the year, the account’s strong return surpassed the average return of similar inflation-linked bond accounts. However, the account underperformed the TIPS index, mainly because the account’s return includes a deduction for expenses, while the benchmark’s does not.

          Throughout the year, the account’s managers kept its maturity allocations and its overall duration—a measure of sensitivity to interest-rate changes—close to those of the benchmark. This helped the account more closely track its benchmark’s performance.

College Retirement Equities Fund ▪ 2007 Annual Report	27

CREF INFLATION-LINKED BOND ACCOUNT INFLATION-LINKED BONDS

INVESTMENT OBJECTIVE

This variable annuity account seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.

INVESTMENT RISKS

In addition to the risks of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the account is subject to special risks, including the risks of inflation-indexed bonds and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The Lehman Brothers U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index for All Urban Consumers. You cannot invest directly in this index.

PERFORMANCE AS OF DECEMBER 31, 2007

	Total return	Average annual total returns		Cumulative total returns

	1 year	5 years	10 years	5 years	10 years

CREF Inflation-Linked Bond Account	11.04%	5.76%	7.03%	32.31%	97.42%

Lehman Brothers U.S. Treasury Inflation-Protected Securities Index	11.64	6.27	7.46	35.53	105.33

Morningstar Inflation-Protected Bond	9.86	5.16	6.42	28.69	87.49

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

28	2007 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on January 1, 1998, would have grown to $19,742 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark and peer group during the same period. (Note: Morningstar has changed its method of calculating the peer group return. For more information, please see page 1.)

CALENDAR YEAR TOTAL RETURNS SINCE 1998

College Retirement Equities Fund ▪ 2007 Annual Report	29

CREF INFLATION-LINKED BOND ACCOUNT INFLATION-LINKED BONDS

EXPENSE EXAMPLE

Six months ended December 31, 2007

CREF Inflation-Linked Bond Account	Starting account value (7/1/07)	Ending account value (12/31/07)	Expenses paid* (7/1/07– 12/31/07)

Actual return	$1,000.00	$1,091.77	$2.63
5% annual hypothetical return	1,000.00	1,022.66	2.55

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.47%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	5/1/1997
Net assets	$4.83 billion
2007 actual expense ratio	0.50%
Number of issues	23
Portfolio turnover rate	13%
Average quality	AAA
Option-adjusted duration	7.80 years
Average coupon	2.51%
Average yield to maturity	5.10%
Average maturity	9.22 years

HOLDINGS BY MATURITY

% of portfolio investments

1–10-year bonds	72.2
10–20-year bonds	14.1
Over-20-year bonds	13.2
Short-term investments	0.5

Total	100.0

30	2007 Annual Report ▪ College Retirement Equities Fund

CREF SOCIAL CHOICE ACCOUNT SOCIALLY SCREENED STOCKS AND BONDS

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2007

The CREF Social Choice Account returned 4.81% for the year, compared with the 6.26% gain of its composite benchmark, a weighted average of the Russell 3000® Index and the Lehman Brothers U.S. Aggregate Index. The average return of the account’s peers, as defined by the Morningstar Moderate Allocation category, was 5.99%. The Morningstar category included 1,103 funds as of December 31, 2007. Neither the benchmark nor the Morningstar category screens investments according to social criteria, as the account does.

Stock exclusions trim return

Because of its social screens, the account did not invest in several stocks that were included in the Russell 3000 Index. The net effect of these exclusions was to lower the account’s return versus the index. The exclusion of ExxonMobil was the biggest detractor for the year. The largest stock in the index in terms of market capitalization at year-end, ExxonMobil gained 24.3%.

          However, avoiding poorly performing stocks, such as Citigroup (down 44.7%), cable operator Comcast and insurer American International Group, helped relative performance.

Strategies help limit risk

Because the account’s social screens prevent it from investing in some stocks of the Russell 3000, the account’s managers use quantitative techniques to ensure that the risk characteristics of the portfolio resemble those of the index. One method is to overweight or underweight certain stocks relative to the index.

          For the year, the account’s return was enhanced by overweights that included McDonald’s, agricultural equipment maker Deere & Company and energy company Apache. However, overweights such as Washington Mutual, Merrill Lynch and home mortgage provider Freddie Mac reduced returns.

Bonds boost overall returns

The account’s fixed-income component posted a higher absolute return than its equity component, reflecting the general outperformance of bonds versus stocks for the year. In relative terms, the bond segment slightly lagged the Lehman index primarily because of an underweight in top-performing U.S. Treasuries.

          In July the account set a target allocation of 2% of its assets for proactive social investments in affordable housing, community development, alternative/renewable energy and environmental improvement. One such investment was the U.K.-based International Finance Facility for Immunisation, which promotes immunization programs in 70 of the world’s poorest countries.

College Retirement Equities Fund ▪ 2007 Annual Report	31

CREF SOCIAL CHOICE ACCOUNT SOCIALLY SCREENED STOCKS AND BONDS

INVESTMENT OBJECTIVE

This variable annuity account seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.

INVESTMENT RISKS

In addition to the risks of any equity investment—market risk and company risk—and those of any fixed-income investment—income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk and extension risk—the account is subject to special risks, including the risk of socially screened investing, small-cap risk and foreign investment risks. For a detailed discussion of risk, please see the prospectus.

THE ACCOUNT’S BENCHMARK

The account’s benchmark is a composite index, a weighted average of the Russell 3000® Index for stocks and the Lehman Brothers U.S. Aggregate Index for bonds. The Russell 3000 measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The Lehman Brothers U.S. Aggregate Index tracks returns in the U.S. investment-grade, fixed-rate bond market. You cannot invest directly in these indexes.

PERFORMANCE AS OF DECEMBER 31, 2007

	Total return	Average annual total returns		Cumulative total returns

	1 year	5 years	10 years	5 years	10 years

CREF Social Choice Account	4.81%	9.57%	6.06%	57.96%	80.19%

CREF Social Choice Composite Benchmark	6.26	10.12	6.62	61.99	89.86

Benchmark components (percentage of composite index)

Russell 3000 Index (60%)	5.14	13.62	6.21	89.42	82.77
Lehman Brothers
U.S. Aggregate Index (40%)	6.97	4.42	5.97	24.17	78.64

Morningstar Moderate Allocation	5.99	10.24	5.99	63.36	81.49

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group.

32	2007 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on January 1, 1998, would have grown to $18,019 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the account’s benchmark components and peer group during the same period. (Note: Morningstar has changed its method of calculating the peer group return. For more information, please see page 1.)

CALENDAR YEAR TOTAL RETURNS SINCE 1998

College Retirement Equities Fund ▪ 2007 Annual Report	33

CREF SOCIAL CHOICE ACCOUNT SOCIALLY SCREENED STOCKS AND BONDS

EXPENSE EXAMPLE

Six months ended December 31, 2007

CREF Social Choice Account	Starting account value (7/1/07)	Ending account value (12/31/07)	Expenses paid* (7/1/07– 12/31/07)

Actual return	$1,000.00	$1,006.48	$2.42
5% annual hypothetical return	1,000.00	1,022.77	2.44

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.45%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	3/1/1990
Net assets	$9.20 billion
2007 actual expense ratio	0.48%
Portfolio turnover rate	60%

Equity segment
Number of stocks	1,101
Weighted median market capitalization	$29.6 billion
P/E ratio (weighted 12-month trailing average)	17.8
Dividend yield	1.79%

Fixed-income segment
Number of issues	583
Average quality	Aa1
Option-adjusted duration	4.40 years
Average coupon	5.52%
Average yield to maturity	5.23%
Average maturity	6.65 years

PORTFOLIO COMPOSITION

% of portfolio investments

Equities	59.5
Long-term bonds	39.4
Short-term investments	1.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Equity segment	% of equity investments

Over $15 billion	67.18
$4 billion–$15 billion	20.48
Under $4 billion	12.34

Total	100.00

34	2007 Annual Report ▪ College Retirement Equities Fund

CREF MONEY MARKET ACCOUNT CASH EQUIVALENTS

PERFORMANCE IN THE TWELVE MONTHS ENDED DECEMBER 31, 2007

The CREF Money Market Account returned 4.90% for the year, compared with the 4.69% gain of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds.

The Fed cuts the short-term interest rate

After keeping the federal funds rate at 5.25% for more than a year, the Federal Reserve lowered it three times in late 2007, to 4.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) The Fed was concerned that losses sustained by financial institutions that had invested in riskier subprime debt securities would threaten the broader economy. The Fed also held two money auctions to make cash more readily available to banks.

LIBOR falls as interest rates decline

The LIBOR remained flat through July, reflecting investor belief that the Fed would not change the short-term rate in the near term. (The LIBOR, the interest rate that banks charge one another for loans on the London market, is the most widely used benchmark for short-term rates.) When credit concerns roiled the financial markets in August, the yield on securities with one-month maturities soared from 5.32% to 5.82%.

          As the Fed cut rates, the one-month yield declined, to 4.60% by year-end. The twelve-month LIBOR yield fell from a high of 5.51% in June to 4.22% on December 31.

Portfolio strategies reduce risk

Because the account invests primarily in top-tier securities, it did not experience losses due to the credit crisis. To further limit risk, the account’s managers boosted its investments in the commercial paper of blue-chip companies, such as General Electric and Coca-Cola. They also increased its holdings in U.S. agency securities.

          Commercial paper fell to 51.3% of the portfolio, from 81.2% one year earlier. U.S. agency securities rose to 32.2% from 5.2%. At 11.3% of the portfolio, certificates of deposit were little changed from the previous year, while floating-rate securities rose to 3.1% from 2.6%. The rest of the portfolio included banker’s acceptances, bank notes and asset-backed securities. On December 31, 2007, foreign securities made up 10.3% of the account’s total portfolio investments.

          The account increased its investments in securities with longer maturities to benefit from their higher yields. On December 24, 2007, the account’s weighted average maturity was 50 days, versus 40 days for the average iMoneyNet fund (reported as of December 25, 2007).

College Retirement Equities Fund ▪ 2007 Annual Report	35

CREF MONEY MARKET ACCOUNT CASH EQUIVALENTS

INVESTMENT OBJECTIVE

This variable annuity account seeks high current income consistent with maintaining liquidity and preserving capital.

INVESTMENT RISKS

The account is subject to income volatility risk, credit risk, interest-rate risk, call risk, prepayment risk, extension risk and foreign investment risks. An investment in the CREF Money Market Account, as in the other CREF variable annuity accounts, is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For a detailed discussion of risk, please see the prospectus.

NET ANNUALIZED YIELD

	7-day period ended	Current yield	Effective yield

CREF Money Market Account	12/24/2007	4.36%	4.45%

iMoneyNet Money Fund Report AveragesTM—All Taxable	12/25/2007*	3.99	4.07

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE AS OF DECEMBER 31, 2007

	Total return	Average annual total returns		Cumulative total returns

	1 year	5 years	10 years	5 years	10 years

CREF Money Market Account	4.90%	2.84%	3.64%	15.05%	43.06%

iMoneyNet Money Fund Report Averages—All Taxable	4.69	2.65	3.36	13.95	39.22

The returns presented above and in the graphs show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit www.tiaa-cref.org.

36	2007 Annual Report ▪ College Retirement Equities Fund

$10,000 OVER 10 YEARS

An investment of $10,000 in this account on January 1, 1998, would have grown to $14,306 over the next 10 years, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period.

CALENDAR YEAR TOTAL RETURNS SINCE 1998

College Retirement Equities Fund ▪ 2007 Annual Report	37

CREF MONEY MARKET ACCOUNT CASH EQUIVALENTS

EXPENSE EXAMPLE

Six months ended December 31, 2007

CREF Money Market Account	Starting account value (7/1/07)	Ending account value (12/31/07)	Expenses paid* (7/1/07– 12/31/07)

Actual return	$1,000.00	$1,021.73	$2.27
5% annual hypothetical return	1,000.00	1,022.94	2.27

*	“Expenses paid” is based on the account’s actual expense ratio for the most recent fiscal half year. The account’s annualized six-month expense ratio for that period was 0.42%.

For more information about this expense example, please see page 6.

ACCOUNT PROFILE

Inception date	4/1/1988
Net assets	$11.92 billion
2007 actual expense ratio	0.45%

PORTFOLIO COMPOSITION

% of portfolio investments

Commercial paper	51.3
U.S. agency securities	32.2
Certificates of deposit	11.3
Floating-rate securities	3.1
Banker’s acceptances	1.1
Bank notes	0.9
Asset-backed securities	0.1

Total	100.0

38	2007 Annual Report ▪ College Retirement Equities Fund

SUMMARY PORTFOLIO OF INVESTMENTS

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company		Value (000)	% of net assets

GOVERNMENT BONDS
U.S. TREASURY SECURITIES				$343	0.00	%**

		TOTAL GOVERNMENT BONDS	(Cost $321)	343	0.00	**

MUTUAL FUNDS
1,598,400	a,m,v*	First NIS Regional Fund SICAV		16	0.00	**
		Other		1,551	0.00	**

		TOTAL MUTUAL FUNDS	(Cost $4,132)	1,567	0.00	**

PREFERRED STOCKS
INSTRUMENTS AND RELATED PRODUCTS				2,191	0.00	**

REAL ESTATE				22	0.00	**

SECURITY AND COMMODITY BROKERS				157,913	0.12

TRANSPORTATION BY AIR				1	0.00	**

		TOTAL PREFERRED STOCKS	(Cost $172,296)	160,127	0.12

COMMON STOCKS
ADMINISTRATION OF ECONOMIC PROGRAMS				3,865	0.00	**

AGRICULTURAL PRODUCTION-CROPS				5,085	0.00	**

AGRICULTURAL PRODUCTION-LIVESTOCK				12,761	0.01

AGRICULTURAL SERVICES				29,540	0.02

AMUSEMENT AND RECREATION SERVICES
12,716,808		Walt Disney Co		410,499	0.30
		Other		614,991	0.46

				1,025,490	0.76

APPAREL AND ACCESSORY STORES				715,935	0.53

APPAREL AND OTHER TEXTILE PRODUCTS				154,456	0.12

AUTO REPAIR, SERVICES AND PARKING				109,800	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS				207,878	0.15

BUILDING MATERIALS AND GARDEN SUPPLIES				418,246	0.31

BUSINESS SERVICES
1,478,755	*	Google, Inc (Class A)		1,022,530	0.76
431,900	a	Information Development Co		2,494	0.00	**
16,201	a,e	Intelligent Wave, Inc		4,235	0.00	**
53,475,988		Microsoft Corp		1,903,745	1.42
27,792,771	*	Oracle Corp		627,561	0.47
		Other		4,660,792	3.46

				8,221,357	6.11

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	39

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

CHEMICALS AND ALLIED PRODUCTS
9,756,555		Abbott Laboratories	$547,831	0.41%
16,703,979		Merck & Co, Inc	970,668	0.72
3,635,737		Monsanto Co	406,075	0.30
34,734,146		Pfizer, Inc	789,507	0.59
17,447,615		Procter & Gamble Co	1,281,004	0.95
		Other	8,069,674	6.00

			12,064,759	8.97

COAL MINING			393,568	0.29

COMMUNICATIONS
35,486,291		AT&T, Inc	1,474,810	1.10
18,125,879		Verizon Communications, Inc	791,920	0.59
		Other	4,026,341	2.99

			6,293,071	4.68

DEPOSITORY INSTITUTIONS
18,667,929		Banco Santander Central Hispano S.A.	403,671	0.30
26,035,931		Bank of America Corp	1,074,243	0.80
10,440,803		Bank of New York Mellon Corp	509,094	0.38
27,776,950		Citigroup, Inc	817,753	0.61
21,390,518		JPMorgan Chase & Co	933,696	0.69
13,340,638		US Bancorp	423,432	0.31
10,087,240		Wachovia Corp	383,618	0.28
22,114,387		Wells Fargo & Co	667,633	0.50
		Other	6,535,803	4.86

			11,748,943	8.73

EATING AND DRINKING PLACES
7,508,599		McDonald's Corp	442,332	0.33
		Other	699,047	0.52

			1,141,379	0.85

EDUCATIONAL SERVICES			171,897	0.13

ELECTRIC, GAS, AND SANITARY SERVICES			5,954,462	4.43

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
5,848,877	*	Apple Computer, Inc	1,158,546	0.86
41,576,015	*	Cisco Systems, Inc	1,125,463	0.84
6,687,841		Honeywell International, Inc	411,770	0.30
42,162,101		Intel Corp	1,124,042	0.83
10,197,881		Qualcomm, Inc	401,287	0.30
		Other	4,879,716	3.63

			9,100,824	6.76

ENGINEERING AND MANAGEMENT SERVICES
12,231	a,e*	Digital Garage, Inc	22,773	0.02
		Other	1,048,764	0.78

			1,071,537	0.80

ENVIRONMENTAL QUALITY AND HOUSING			286	0.00	**

FABRICATED METAL PRODUCTS			685,319	0.51

40	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

FISHING, HUNTING, AND TRAPPING			$11	0.00	%**

FOOD AND KINDRED PRODUCTS
13,317,089		Coca-Cola Co	817,270	0.61
822,098		Nestle S.A.	377,592	0.28
12,919,803		PepsiCo, Inc	980,613	0.73
		Other	2,508,757	1.86

			4,684,232	3.48

FOOD STORES			893,363	0.66

FORESTRY			110,411	0.08

FURNITURE AND FIXTURES			283,895	0.21

FURNITURE AND HOME FURNISHINGS STORES			207,547	0.15

GENERAL BUILDING CONTRACTORS			459,423	0.34

GENERAL MERCHANDISE STORES
15,857,579		Wal-Mart Stores, Inc	753,711	0.56
		Other	951,997	0.71

			1,705,708	1.27

HEALTH SERVICES
4,478,079	a*	Healthsouth Corp	94,040	0.07
		Other	1,409,377	1.05

			1,503,417	1.12

HEAVY CONSTRUCTION, EXCEPT BUILDING			475,082	0.35

HOLDING AND OTHER INVESTMENT OFFICES			2,544,245	1.89

HOTELS AND OTHER LODGING PLACES			826,896	0.62

INDUSTRIAL MACHINERY AND EQUIPMENT
61,858,619		General Electric Co	2,293,099	1.70
17,806,287		Hewlett-Packard Co	898,861	0.67
7,870,074		International Business Machines Corp	850,755	0.63
		Other	3,979,882	2.96

			8,022,597	5.96

INSTRUMENTS AND RELATED PRODUCTS
6,962,152		Emerson Electric Co	394,476	0.29
21,413,724		Johnson & Johnson	1,428,295	1.06
21,967,242	a,m,v*	MPM Bioventures II-QP LP	12,086	0.01
4,126,206	a,m,v*	Skyline Venture Partners Qualified II	3,695	0.00	**
		Other	3,382,353	2.52

			5,220,905	3.88

INSURANCE AGENTS, BROKERS AND SERVICE			641,706	0.48

INSURANCE CARRIERS
12,823,557		American International Group, Inc	747,613	0.56
7,341,114		UnitedHealth Group, Inc	427,253	0.32
		Other	5,022,103	3.73

			6,196,969	4.61

JUSTICE, PUBLIC ORDER AND SAFETY			27,267	0.02

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	41

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

LEATHER AND LEATHER PRODUCTS			$285,186	0.21%

LEGAL SERVICES			19,525	0.01

LOCAL AND INTERURBAN PASSENGER TRANSIT			20,025	0.02

LUMBER AND WOOD PRODUCTS			29,946	0.02

METAL MINING			1,762,118	1.31

MISCELLANEOUS MANUFACTURING INDUSTRIES			301,357	0.22

MISCELLANEOUS RETAIL
9,092,033		CVS Corp	361,408	0.27
		Other	1,086,682	0.81

			1,448,090	1.08

MOTION PICTURES			1,080,249	0.80

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS			1,697	0.00	**

NONDEPOSITORY INSTITUTIONS			1,565,753	1.16

NONMETALLIC MINERALS, EXCEPT FUELS			178,633	0.13

OIL AND GAS EXTRACTION
6,213,725		Schlumberger Ltd	611,244	0.45
		Other	3,982,296	2.96

			4,593,540	3.41

PAPER AND ALLIED PRODUCTS			831,340	0.62

PERSONAL SERVICES			119,042	0.09

PETROLEUM AND COAL PRODUCTS
3,671,329		Apache Corp	394,815	0.30
32,894,119		BP plc	402,697	0.30
10,793,321		Chevron Corp	1,007,341	0.75
8,552,867		ConocoPhillips	755,218	0.56
30,589,383		Exxon Mobil Corp	2,865,919	2.13
9,129,475		Occidental Petroleum Corp	702,878	0.52
		Other	2,988,312	2.22

			9,117,180	6.78

PIPELINES, EXCEPT NATURAL GAS			120,860	0.09

PRIMARY METAL INDUSTRIES			1,536,175	1.14

PRINTING AND PUBLISHING			633,623	0.47

RAILROAD TRANSPORTATION			809,375	0.60

REAL ESTATE			940,456	0.70

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
4,045,714	e	Bayer AG.	369,868	0.28
		Other	389,850	0.29

			759,718	0.57

42	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company			Value (000)		% of net assets

SECURITY AND COMMODITY BROKERS
2,151,604		Goldman Sachs Group, Inc			$462,702		0.34%
1,000,000	a,v*	Daishin Securities Co Ltd (GDR)			6,450		0.01
		Other			3,139,914		2.33

					3,609,066		2.68

SOCIAL SERVICES					12,471		0.01

SPECIAL TRADE CONTRACTORS					75,564		0.06

STONE, CLAY, AND GLASS PRODUCTS					736,153		0.55

TEXTILE MILL PRODUCTS					18,116		0.01

TOBACCO PRODUCTS
14,741,745		Altria Group, Inc			1,114,181		0.83
		Other			449,335		0.33

					1,563,516		1.16

TRANSPORTATION BY AIR					567,847		0.42

TRANSPORTATION EQUIPMENT
6,306,727		Boeing Co			551,586		0.41
2,779,729		Siemens AG.			442,419		0.33
5,942,751		United Technologies Corp			454,858		0.34
		Other			3,073,098		2.28

					4,521,961		3.36

TRANSPORTATION SERVICES					251,084		0.19

TRUCKING AND WAREHOUSING					746,300		0.56

WATER TRANSPORTATION					455,930		0.34

WHOLESALE TRADE-DURABLE GOODS					779,423		0.58

WHOLESALE TRADE-NONDURABLE GOODS					1,126,800		0.84

			TOTAL COMMON STOCKS	(Cost $117,604,998)	133,952,251		99.55

WARRANTS

COMMUNICATIONS					—	^	0.00	**

DEPOSITORY INSTITUTIONS					1,943		0.00	**

GENERAL BUILDING CONTRACTORS					113		0.00	**

HOTELS AND OTHER LODGING PLACES					494		0.00	**

LUMBER AND WOOD PRODUCTS					63		0.00	**

NONDEPOSITORY INSTITUTIONS					—	^	0.00	**

REAL ESTATE					40		0.00	**

			TOTAL WARRANTS	(Cost $845)	2,653		0.00	**

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	43

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				$167,175	0.12%

VARIABLE NOTES				224,011	0.17

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
5,970,616,131	z	Stock Separate Collateral		5,970,616	4.44

				5,970,616	4.44

		TOTAL SHORT-TERM INVESTMENTS	(Cost $6,362,768)
		(includes $6,271,034 of cash collateral for securities on loan)		6,361,802	4.73

		TOTAL PORTFOLIO	(Cost $124,145,360)	140,478,743	104.40

		OTHER ASSETS & LIABILITIES, NET		(5,918,873)	(4.40)

		NET ASSETS		$134,559,870	100.00%

The following abbreviations are used in portfolio descriptions:

GDR	Global Depositary Receipt
LP	Limited Partnership
plc	Public Limited Company

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
a	Affiliated Holding.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.
z	Stock Separate Collateral is invested in 28% Certificates of Deposit, 12% Commercial Paper, 15% Repurchase Agreements and 45% Variable Rate Securities.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

44	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY

CREF STOCK ACCOUNT ▪ DECEMBER 31, 2007

Country	Value	% of market value

DOMESTIC
UNITED STATES	$106,895,889,843	76.09%

TOTAL DOMESTIC	106,895,889,843	76.09

FOREIGN
ARGENTINA	4,434,461	0.00
AUSTRALIA	1,403,113,702	1.00
AUSTRIA	221,286,089	0.16
BELGIUM	256,005,307	0.18
BERMUDA	1,689,347	0.00
BRAZIL	480,860,858	0.34
CANADA	2,176,165,777	1.55
CAYMAN ISLANDS	118,040,974	0.08
CHILE	33,453,851	0.02
CHINA	96,548,283	0.07
COLOMBIA	5,733,835	0.01
CROATIA	4,185,000	0.00
CZECH REPUBLIC	21,207,837	0.02
DENMARK	175,087,597	0.13
EGYPT	22,109,459	0.02
FINLAND	608,280,280	0.43
FRANCE	3,499,546,170	2.49
GERMANY	3,242,784,794	2.31
GREECE	88,910,401	0.06
HONG KONG	1,146,625,717	0.82
HUNGARY	20,413,922	0.02
INDIA	291,285,530	0.21
INDONESIA	82,136,797	0.06
IRELAND	119,372,271	0.08
ISRAEL	59,156,164	0.04

Country	Value	% of market value

ITALY	$1,083,593,083	0.77%
JAPAN	5,109,088,371	3.64
JORDAN	3,111,124	0.00
LUXEMBOURG	14,466,434	0.01
MALAYSIA	212,763,511	0.15
MEXICO	133,287,242	0.10
MOROCCO	8,964,957	0.01
NETHERLANDS	848,772,918	0.60
NEW ZEALAND	52,495,624	0.04
NORWAY	256,959,066	0.18
PAKISTAN	4,934,557	0.00
PERU	16,307,062	0.01
PHILIPPINES	72,974,501	0.05
POLAND	46,228,033	0.03
PORTUGAL	85,872,162	0.06
REPUBLIC OF KOREA	501,962,633	0.36
RUSSIA	381,515,806	0.27
SINGAPORE	475,013,553	0.34
SOUTH AFRICA	204,384,690	0.15
SPAIN	1,014,822,972	0.72
SWEDEN	433,374,147	0.31
SWITZERLAND	2,220,749,108	1.58
TAIWAN (REPUBLIC OF CHINA)	385,596,775	0.28
THAILAND	117,729,707	0.08
TURKEY	47,162,059	0.03
UNITED KINGDOM	5,672,289,051	4.04

TOTAL FOREIGN	33,582,853,569	23.91

TOTAL PORTFOLIO	$140,478,743,412	100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	45

SUMMARY PORTFOLIO OF INVESTMENTS

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company		Value (000)	% of net assets

PREFERRED STOCKS

ELECTRIC, GAS, AND SANITARY SERVICES				$118	0.00	%**

INSTRUMENTS AND RELATED PRODUCTS				91	0.00	**

REAL ESTATE				25	0.00	**

		TOTAL PREFERRED STOCKS	(Cost $376)	234	0.00	**

COMMON STOCKS

AGRICULTURAL SERVICES				2,452	0.01

AMUSEMENT AND RECREATION SERVICES
153,168		Nintendo Co Ltd		91,724	0.53
Other				68,580	0.39

				160,304	0.92

APPAREL AND ACCESSORY STORES				69,768	0.40

APPAREL AND OTHER TEXTILE PRODUCTS				16,067	0.09

AUTO REPAIR, SERVICES AND PARKING				9,992	0.06

AUTOMOTIVE DEALERS AND SERVICE STATIONS				21,503	0.12

BUILDING MATERIALS AND GARDEN SUPPLIES				34,387	0.20

BUSINESS SERVICES
113,752	*	Google, Inc (Class A)		78,657	0.45
4,446,516		Microsoft Corp		158,296	0.91
		Other		534,205	3.06

				771,158	4.42

CHEMICALS AND ALLIED PRODUCTS
889,363		Akzo Nobel NV		71,243	0.41
1,919,801		Merck & Co, Inc		111,560	0.64
1,616,981		Novartis AG.		88,694	0.51
1,326,067		Procter & Gamble Co		97,360	0.56
511,096		Roche Holding AG.		88,301	0.50
		Other		1,086,378	6.22

				1,543,536	8.84

COAL MINING				51,848	0.30

COMMUNICATIONS
2,764,081		AT&T, Inc		114,875	0.66
1,606,142		Verizon Communications, Inc		70,172	0.40
20,679,922		Vodafone Group plc		77,309	0.44
		Other		550,558	3.16

				812,914	4.66

DEPOSITORY INSTITUTIONS
5,613,691		Banco Santander Central Hispano S.A.		121,389	0.70
2,091,959		Bank of America Corp		86,314	0.50
7,687,192		Barclays plc		77,123	0.44
5,526,291		HSBC Holdings plc		92,626	0.53
1,849,628		JPMorgan Chase & Co		80,736	0.46
13,714,040		UniCredito Italiano S.p.A		113,888	0.65

46	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

		Other	$1,178,613	6.75%

			1,750,689	10.03

EATING AND DRINKING PLACES
17,700,146		Compass Group plc	108,697	0.62
		Other	91,205	0.52

			199,902	1.14

EDUCATIONAL SERVICES			6,331	0.04

ELECTRIC, GAS, AND SANITARY SERVICES
469,288		E.ON AG.	99,893	0.57
1,045,925		Suez S.A.	71,215	0.41
		Other	670,413	3.84

			841,521	4.82

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
545,325	*	Apple Computer, Inc	108,018	0.62
3,511,192	*	Cisco Systems, Inc	95,048	0.54
5,361,397		Intel Corp	142,935	0.82
2,066,321		Nokia Oyj	80,119	0.46
		Other	703,016	4.03

			1,129,136	6.47

ENGINEERING AND MANAGEMENT SERVICES			67,839	0.39

FABRICATED METAL PRODUCTS			68,378	0.39

FISHING, HUNTING, AND TRAPPING			4	0.00	**

FOOD AND KINDRED PRODUCTS
924,376		Groupe Danone	82,981	0.48
285,729		Nestle S.A.	131,236	0.75
1,156,528		PepsiCo, Inc	87,780	0.50
		Other	361,264	2.07

			663,261	3.80

FOOD STORES
8,107,209		Tesco plc	77,020	0.44
		Other	92,998	0.53

			170,018	0.97

FORESTRY			4,128	0.02

FURNITURE AND FIXTURES			14,492	0.08

FURNITURE AND HOME FURNISHINGS STORES			25,611	0.15

GENERAL BUILDING CONTRACTORS			72,379	0.41

GENERAL MERCHANDISE STORES			157,583	0.90

HEALTH SERVICES			150,807	0.86

HEAVY CONSTRUCTION, EXCEPT BUILDING
1,231,885		Bouygues S.A.	102,662	0.59
		Other	57,062	0.32

			159,724	0.91

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	47

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES
1,706,896		iShares MSCI EAFE Index Fund	$133,991	0.77%
703,265	e	iShares S&P Europe 350 Index Fund	80,411	0.46
1,724,834	e	SPDR Trust Series 1	252,188	1.44
		Other	238,640	1.37

			705,230	4.04

HOTELS AND OTHER LODGING PLACES
1,780,625	e	Accor S.A.	142,404	0.82
		Other	79,212	0.45

			221,616	1.27

INDUSTRIAL MACHINERY AND EQUIPMENT
333,166		Alstom RGPT	71,605	0.41
5,194,921		General Electric Co	192,576	1.10
1,559,908		Hewlett-Packard Co	78,744	0.45
818,635		International Business Machines Corp	88,494	0.51
		Other	383,357	2.20

			814,776	4.67

INSTRUMENTS AND RELATED PRODUCTS
2,338,739		Johnson & Johnson	155,994	0.89
		Other	289,782	1.66

			445,776	2.55

INSURANCE AGENTS, BROKERS AND SERVICE			143,101	0.82

INSURANCE CARRIERS			745,006	4.27

JUSTICE, PUBLIC ORDER AND SAFETY			440	0.00	**

LEATHER AND LEATHER PRODUCTS			42,177	0.24

LOCAL AND INTERURBAN PASSENGER TRANSIT			3,481	0.02

LUMBER AND WOOD PRODUCTS			1,528	0.01

METAL MINING
2,036,388		BHP Billiton Ltd	71,772	0.41
		Other	283,714	1.63

			355,486	2.04

MISCELLANEOUS MANUFACTURING INDUSTRIES			20,005	0.11

MISCELLANEOUS RETAIL			150,529	0.86

MOTION PICTURES			90,995	0.52

NONDEPOSITORY INSTITUTIONS			163,486	0.94

NONMETALLIC MINERALS, EXCEPT FUELS			33,319	0.19

OIL AND GAS EXTRACTION			493,736	2.83

PAPER AND ALLIED PRODUCTS
2,136,403		Anglo American plc	130,984	0.75
		Other	53,720	0.31

			184,704	1.06

PERSONAL SERVICES			7,896	0.04

48	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2007

Shares	Company		Value (000)		% of net assets

PETROLEUM AND COAL PRODUCTS
7,638,761	BP plc		$93,515		0.54%
814,322	Chevron Corp		76,001		0.43
2,440,651	Exxon Mobil Corp		228,665		1.31
971,060	Occidental Petroleum Corp		74,762		0.43
1,822,264	Royal Dutch Shell plc (A Shares)		76,575		0.44
1,003,891	Total S.A.		83,412		0.48
	Other		429,902		2.46

			1,062,832		6.09

PIPELINES, EXCEPT NATURAL GAS			19,905		0.11

PRIMARY METAL INDUSTRIES			191,411		1.10

PRINTING AND PUBLISHING			92,644		0.53

RAILROAD TRANSPORTATION			90,399		0.52

REAL ESTATE			247,582		1.42

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
847,783	Bayer AG.		77,506		0.44
	Other		27,661		0.16

			105,167		0.60

SECURITY AND COMMODITY BROKERS			345,696		1.98

SOCIAL SERVICES			1,217		0.01

SPECIAL TRADE CONTRACTORS			413		0.00	**

STONE, CLAY, AND GLASS PRODUCTS			120,199		0.69

TEXTILE MILL PRODUCTS			—	^	0.00	**

TOBACCO PRODUCTS
1,384,933	Altria Group, Inc		104,673		0.60
	Other		81,674		0.47

			186,347		1.07

TRANSPORTATION BY AIR			43,719		0.25

TRANSPORTATION EQUIPMENT
846,956	Siemens AG.		134,801		0.77
	Other		519,030		2.97

			653,831		3.74

TRANSPORTATION SERVICES			21,675		0.12

TRUCKING AND WAREHOUSING
4,138,928	Deutsche Post AG.		142,267		0.81
	Other		61,015		0.35

			203,282		1.16

WATER TRANSPORTATION			74,452		0.43

WHOLESALE TRADE-DURABLE GOODS			87,221		0.50

WHOLESALE TRADE-NONDURABLE GOODS			143,077		0.82

	TOTAL COMMON STOCKS	(Cost $15,994,123)	17,290,088		99.02

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	49

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company		Value (000)		% of net assets

WARRANTS
DEPOSITORY INSTITUTIONS				$2,246		0.01%

HOTELS AND OTHER LODGING PLACES				548		0.01

OIL AND GAS EXTRACTION				0	^	0.00 **

REAL ESTATE				11		0.00 **

		TOTAL WARRANTS	(Cost $1,055)	2,805		0.02

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES				60,089		0.34

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
928,317,005	z	Global Separate Collateral		928,317		5.32

				928,317		5.32

		TOTAL SHORT-TERM INVESTMENTS	(Cost $988,399)
		(includes $928,317 of cash collateral for securities on loan)		988,406		5.66

		TOTAL PORTFOLIO	(Cost $16,983,953)	18,281,533		104.70

		OTHER ASSETS & LIABILITIES, NET		(820,251)		(4.70)

		NET ASSETS		$17,461,282		100.00%

The following abbreviations are used in portfolio descriptions:

plc	Public Limited Company
SPDR	Standard & Poor’s Depository Receipt

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
e	All or a portion of these securities are out on loan.
z	Global Separate Collateral is invested in 29% Certificates of Deposit, 12% Commercial Paper, 7% Repurchase Agreements and 52% Variable Rate Securities.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

50	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY

CREF GLOBAL EQUITIES ACCOUNT ▪ DECEMBER 31, 2007

Country	Value	% of market value

DOMESTIC
UNITED STATES	$9,174,190,108	50.18%

TOTAL DOMESTIC	9,174,190,108	50.18

FOREIGN
ARGENTINA	1,942,425	0.01
AUSTRALIA	430,446,771	2.35
AUSTRIA	40,267,266	0.22
BELGIUM	49,550,201	0.27
BRAZIL	52,593,363	0.29
CANADA	574,649,666	3.14
CAYMAN ISLANDS	35,078,850	0.19
CHILE	1,531,158	0.01
CHINA	4,018,482	0.02
CROATIA	4,185,000	0.02
DENMARK	49,211,056	0.27
FINLAND	174,196,095	0.95
FRANCE	1,152,788,507	6.31
GERMANY	855,468,785	4.68
GREECE	42,058,226	0.23
HONG KONG	250,013,684	1.37
INDIA	40,205,092	0.22
INDONESIA	29,226,996	0.16
IRELAND	23,450,827	0.13
ITALY	306,433,868	1.68

Country	Value	% of market value

JAPAN	$1,291,450,232	7.06%
LUXEMBOURG	1,515,037	0.01
MALAYSIA	72,195,692	0.39
NETHERLANDS	319,838,687	1.75
NEW ZEALAND	4,356,628	0.02
NORWAY	91,175,784	0.50
PHILIPPINES	58,073,757	0.32
PORTUGAL	17,635,742	0.10
RUSSIA	62,195,122	0.34
SINGAPORE	191,169,248	1.05
SOUTH AFRICA	6,400,128	0.04
SOUTH KOREA	70,744,952	0.39
SPAIN	302,826,239	1.66
SWEDEN	102,439,769	0.56
SWITZERLAND	586,670,015	3.21
TAIWAN (REPUBLIC OF CHINA)	53,643,976	0.29
THAILAND	53,141,850	0.29
TURKEY	5,339,374	0.03
UNITED ARAB EMIRATES	3,891,800	0.02
UNITED KINGDOM	1,695,322,926	9.27

TOTAL FOREIGN	9,107,343,276	49.82

TOTAL PORTFOLIO	$18,281,533,384	100.00%

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	51

SUMMARY PORTFOLIO OF INVESTMENTS

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AMUSEMENT AND RECREATION SERVICES
219,535		Nintendo Co Ltd	$131,468	0.94%
		Other	91,384	0.66

			222,852	1.60

APPAREL AND ACCESSORY STORES			99,757	0.72

APPAREL AND OTHER TEXTILE PRODUCTS			6,933	0.05

AUTO REPAIR, SERVICES AND PARKING			2,899	0.02

AUTOMOTIVE DEALERS AND SERVICE STATIONS			16,989	0.12

BUILDING MATERIALS AND GARDEN SUPPLIES			56,376	0.41
BUSINESS SERVICES
2,004,563	*	Adobe Systems, Inc	85,655	0.62
2,863,276	*	eBay, Inc	95,032	0.69
491,340	*	Google, Inc (Class A)	339,752	2.45
2,032,131	*	Intuit, Inc	64,236	0.46
9,684,402		Microsoft Corp	344,765	2.48
2,495,400		Omnicom Group, Inc	118,606	0.85
8,029,500	*	Oracle Corp	181,306	1.31
		Other	551,672	3.97

			1,781,024	12.83

CHEMICALS AND ALLIED PRODUCTS
2,005,917		Abbott Laboratories	112,632	0.81
1,217,813		Colgate-Palmolive Co	94,941	0.68
1,520,354	*	Genentech, Inc	101,970	0.73
2,683,877	*	Gilead Sciences, Inc	123,485	0.89
3,362,340		Merck & Co, Inc	195,386	1.41
2,037,935		Monsanto Co	227,617	1.64
1,075,453		Procter & Gamble Co	78,960	0.57
4,946,022		Schering-Plough Corp	131,762	0.95
2,297,545		Teva Pharmaceutical Industries Ltd (ADR)	106,790	0.77
		Other	543,588	3.92

			1,717,131	12.37

COAL MINING			53,670	0.39

COMMUNICATIONS			147,000	1.06

DEPOSITORY INSTITUTIONS			188,892	1.36

EATING AND DRINKING PLACES
1,099,202		McDonald’s Corp	64,754	0.47
		Other	73,471	0.53

			138,225	1.00

EDUCATIONAL SERVICES			13,847	0.10

ELECTRIC, GAS, AND SANITARY SERVICES			221,635	1.60

52	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
1,634,167	*	Apple Computer, Inc	$323,696	2.33%
11,388,457	*	Cisco Systems, Inc	308,286	2.22
10,840,288		Intel Corp	289,002	2.08
3,780,277		Qualcomm, Inc	148,754	1.07
1,691,355	*	Renewable Energy Corp A.S.	85,972	0.62
569,120	*	Research In Motion Ltd	64,538	0.47
		Other	488,648	3.52

			1,708,896	12.31

ENGINEERING AND MANAGEMENT SERVICES			150,820	1.09

FABRICATED METAL PRODUCTS			98,114	0.71

FOOD AND KINDRED PRODUCTS
1,599,549		Coca-Cola Co	98,164	0.71
2,115,165		PepsiCo, Inc	160,541	1.15
		Other	129,197	0.93

			387,902	2.79

FOOD STORES			42,063	0.30

FORESTRY			145	0.00	**

FURNITURE AND FIXTURES			16,907	0.12

FURNITURE AND HOME FURNISHINGS STORES			49,768	0.36

GENERAL BUILDING CONTRACTORS			14,253	0.10

GENERAL MERCHANDISE STORES
2,895,067		TJX Cos, Inc	83,175	0.60
2,429,346		Wal-Mart Stores, Inc	115,467	0.83
		Other	72,855	0.53

			271,497	1.96

HEALTH SERVICES			253,278	1.82

HEAVY CONSTRUCTION, EXCEPT BUILDING			27,020	0.19

HOLDING AND OTHER INVESTMENT OFFICES
1,729,100		iShares Russell 1000 Growth Index Fund	105,095	0.76
		Other	64,375	0.46

			169,470	1.22

HOTELS AND OTHER LODGING PLACES			94,443	0.68

INDUSTRIAL MACHINERY AND EQUIPMENT
4,871,257		Hewlett-Packard Co	245,901	1.77
1,632,600		International Business Machines Corp	176,484	1.27
1,619,351		International Game Technology	71,138	0.52
		Other	500,033	3.60

			993,556	7.16

INSTRUMENTS AND RELATED PRODUCTS
3,043,717		Emerson Electric Co	172,457	1.24
1,607,579		Johnson & Johnson	107,226	0.77
		Other	518,804	3.74

			798,487	5.75

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	53

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE			$2,724	0.02%

INSURANCE CARRIERS
1,480,901		Aetna, Inc	85,492	0.62
1,545,625		Aflac, Inc	96,803	0.70
1,153,558		UnitedHealth Group, Inc	67,137	0.48
		Other	143,159	1.03

			392,591	2.83

JUSTICE, PUBLIC ORDER AND SAFETY			3,167	0.02

LEATHER AND LEATHER PRODUCTS			20,142	0.14

METAL MINING			99,206	0.71

MISCELLANEOUS MANUFACTURING INDUSTRIES			3,944	0.03

MISCELLANEOUS RETAIL
718,645	*	Amazon.com, Inc	66,575	0.48
4,661,111		CVS Corp	185,279	1.33
		Other	118,001	0.85

			369,855	2.66

MOTION PICTURES			113,439	0.82

NONDEPOSITORY INSTITUTIONS			121,184	0.87

NONMETALLIC MINERALS, EXCEPT FUELS			15,838	0.11

OIL AND GAS EXTRACTION
1,008,613	*	National Oilwell Varco, Inc	74,093	0.53
1,772,922		Schlumberger Ltd	174,402	1.26
1,724,560		XTO Energy, Inc	88,573	0.64
		Other	331,809	2.39

			668,877	4.82

PAPER AND ALLIED PRODUCTS			64,074	0.46

PERSONAL SERVICES			9,443	0.07

PETROLEUM AND COAL PRODUCTS
1,142,322		Exxon Mobil Corp	107,024	0.77
		Other	218,109	1.57

			325,133	2.34

PRIMARY METAL INDUSTRIES			128,871	0.93

PRINTING AND PUBLISHING			22,950	0.17

RAILROAD TRANSPORTATION			80,220	0.58

REAL ESTATE			10,836	0.08

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			56,096	0.40

SECURITY AND COMMODITY BROKERS
4,897,150		Charles Schwab Corp	125,122	0.90
215,017		CME Group, Inc	147,502	1.06
339,768		Goldman Sachs Group, Inc	73,067	0.53
		Other	252,550	1.82

			598,241	4.31

54	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2007

Shares	Company		Value (000)	% of net assets

SPECIAL TRADE CONTRACTORS			$3,752	0.03%

STONE, CLAY, AND GLASS PRODUCTS			66,013	0.48

TOBACCO PRODUCTS
1,567,333	Altria Group, Inc		118,459	0.85
	Other		21,750	0.16

			140,209	1.01

TRANSPORTATION BY AIR			37,330	0.27

TRANSPORTATION EQUIPMENT
1,435,580	Boeing Co		125,556	0.90
927,249	United Technologies Corp		70,972	0.51
	Other		198,050	1.43

			394,578	2.84

TRANSPORTATION SERVICES			18,355	0.13

TRUCKING AND WAREHOUSING			46,401	0.33

WATER TRANSPORTATION			55,402	0.40

WHOLESALE TRADE-DURABLE GOODS			34,955	0.25

WHOLESALE TRADE-NONDURABLE GOODS			65,276	0.47

	TOTAL COMMON STOCKS	(Cost $12,256,980)	13,712,951	98.77

Principal		Issuer

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
$148,665,000	d	Federal Home Loan Bank (FHLB)	0.000%, 01/02/08–01/07/08	148,625	1.07
		Other		24,914	0.18

				173,539	1.25

Shares	Company

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
517,674,948	State Street Navigator Securities Lending Prime Portfolio		517,675	3.73

			517,675	3.73

	TOTAL SHORT-TERM INVESTMENTS	(Cost $691,190)	691,214	4.98

	TOTAL PORTFOLIO	(Cost $12,948,170)	14,404,165	103.75

	OTHER ASSETS & LIABILITIES, NET		(520,821)	(3.75)

	NET ASSETS		$13,883,344	100.00%

The following abbreviations are used in portfolio descriptions:

ADR American Depositary Receipt

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	55

SUMMARY OF MARKET VALUES BY COUNTRY

CREF GROWTH ACCOUNT ▪ DECEMBER 31, 2007

Country	Value	% of market value

DOMESTIC
UNITED STATES	$13,815,931,600	95.92%

TOTAL DOMESTIC	13,815,931,600	95.92

FOREIGN
BRAZIL	16,364,080	0.11
CANADA	10,240,475	0.07
CAYMAN ISLANDS	8,433,841	0.06
FINLAND	29,455,088	0.20
FRANCE	56,993,755	0.40
GERMANY	81,502,457	0.57
ITALY	30,684,768	0.21
JAPAN	131,467,498	0.91
MEXICO	8,404,755	0.06
NORWAY	85,971,800	0.60
SWITZERLAND	70,305,861	0.49
UNITED KINGDOM	58,409,372	0.40

TOTAL FOREIGN	588,233,750	4.08

TOTAL PORTFOLIO	$14,404,165,350	100.00%

56	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$555	0.00	%**

AGRICULTURAL PRODUCTION-LIVESTOCK			1,467	0.01

AGRICULTURAL SERVICES			176	0.00	**

AMUSEMENT AND RECREATION SERVICES
1,408,524		Walt Disney Co	45,467	0.39
		Other	30,786	0.27

			76,253	0.66

APPAREL AND ACCESSORY STORES			60,407	0.53

APPAREL AND OTHER TEXTILE PRODUCTS			16,975	0.15

AUTO REPAIR, SERVICES AND PARKING			8,597	0.08

AUTOMOTIVE DEALERS AND SERVICE STATIONS			18,646	0.16

BUILDING MATERIALS AND GARDEN SUPPLIES			60,825	0.53

BUSINESS SERVICES
163,401	*	Google, Inc (Class A)	112,989	0.99
5,843,700		Microsoft Corp	208,036	1.81
2,738,665	*	Oracle Corp	61,839	0.54
		Other	460,161	4.01

			843,025	7.35

CHEMICALS AND ALLIED PRODUCTS
1,093,842		Abbott Laboratories	61,419	0.54
1,543,245		Merck & Co, Inc	89,678	0.78
387,373		Monsanto Co	43,266	0.38
4,997,958		Pfizer, Inc	113,604	0.99
2,241,834		Procter & Gamble Co	164,595	1.43
956,153		Wyeth	42,252	0.37
		Other	568,993	4.96

			1,083,807	9.45

COAL MINING			29,572	0.26

COMMUNICATIONS
4,389,555		AT&T, Inc	182,430	1.59
2,066,848		Verizon Communications, Inc	90,301	0.79
		Other	232,214	2.02

			504,945	4.40

DEPOSITORY INSTITUTIONS
3,160,564		Bank of America Corp	130,405	1.14
806,077		Bank of New York Mellon Corp	39,304	0.34
3,516,446		Citigroup, Inc	103,524	0.90
2,432,876		JPMorgan Chase & Co	106,195	0.93
1,235,999		US Bancorp	39,231	0.34
1,413,523		Wachovia Corp	53,756	0.47
2,415,234	e	Wells Fargo & Co	72,916	0.64
		Other	282,587	2.46

			827,918	7.22

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	57

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

EATING AND DRINKING PLACES
848,610		McDonald’s Corp	$49,992	0.44%
		Other	51,035	0.44

			101,027	0.88

EDUCATIONAL SERVICES			16,817	0.15

ELECTRIC, GAS, AND SANITARY SERVICES
480,045		Exelon Corp	39,191	0.34
		Other	439,168	3.83

			478,359	4.17

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
614,970	*	Apple Computer, Inc	121,813	1.06
4,322,563	*	Cisco Systems, Inc	117,012	1.02
4,137,639		Intel Corp	110,309	0.96
1,186,962		Qualcomm, Inc	46,707	0.41
		Other	376,476	3.28

			772,317	6.73

ENGINEERING AND MANAGEMENT SERVICES			105,554	0.92

ENVIRONMENTAL QUALITY AND HOUSING			40	0.00	**

FABRICATED METAL PRODUCTS			60,735	0.53

FOOD AND KINDRED PRODUCTS
1,644,159		Coca-Cola Co	100,902	0.88
1,159,657		PepsiCo, Inc	88,018	0.77
		Other	212,864	1.85

			401,784	3.50

FOOD STORES			36,815	0.32

FORESTRY			13,915	0.12

FURNITURE AND FIXTURES			32,434	0.28

FURNITURE AND HOME FURNISHINGS STORES			19,671	0.17

GENERAL BUILDING CONTRACTORS			19,160	0.17

GENERAL MERCHANDISE STORES
1,712,773		Wal-Mart Stores, Inc	81,408	0.71
		Other	86,643	0.75

			168,051	1.46

HEALTH SERVICES			156,075	1.36

HEAVY CONSTRUCTION, EXCEPT BUILDING			9,391	0.08

HOLDING AND OTHER INVESTMENT OFFICES
466,350	e	iShares Russell 3000 Index Fund	39,360	0.34
		Other	219,292	1.91

			258,652	2.25

HOTELS AND OTHER LODGING PLACES			44,964	0.39

58	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
1,613,585	*	Dell, Inc	$39,549	0.34%
7,331,157	d	General Electric Co	271,766	2.37
1,905,796		Hewlett-Packard Co	96,205	0.84
972,796		International Business Machines Corp	105,159	0.92
		Other	304,869	2.66

			817,548	7.13

INSTRUMENTS AND RELATED PRODUCTS
2,060,663		Johnson & Johnson	137,446	1.20
817,769		Medtronic, Inc	41,109	0.36
		Other	361,993	3.15

			540,548	4.71

INSURANCE AGENTS, BROKERS AND SERVICE			48,938	0.43

INSURANCE CARRIERS
1,591,201		American International Group, Inc	92,767	0.81
952,462		UnitedHealth Group, Inc	55,433	0.48
		Other	381,890	3.33

			530,090	4.62

JUSTICE, PUBLIC ORDER AND SAFETY			3,536	0.03

LEATHER AND LEATHER PRODUCTS			13,542	0.12

LEGAL SERVICES			2,429	0.02

LOCAL AND INTERURBAN PASSENGER TRANSIT			191	0.00	**

LUMBER AND WOOD PRODUCTS			2,561	0.02

METAL MINING			58,995	0.51

MISCELLANEOUS MANUFACTURING INDUSTRIES			33,718	0.29

MISCELLANEOUS RETAIL
1,052,264		CVS Corp	41,827	0.37
		Other	107,145	0.93

			148,972	1.30

MOTION PICTURES
2,676,875		Time Warner, Inc	44,195	0.39
		Other	77,121	0.67

			121,316	1.06

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS			227	0.00	**

NONDEPOSITORY INSTITUTIONS			143,384	1.25

NONMETALLIC MINERALS, EXCEPT FUELS			7,722	0.07

OIL AND GAS EXTRACTION
837,985		Schlumberger Ltd	82,433	0.72
		Other	323,039	2.81

			405,472	3.53

PAPER AND ALLIED PRODUCTS			52,800	0.46

PERSONAL SERVICES			15,991	0.14

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2007

Shares	Company		Value (000)	% of net assets

PETROLEUM AND COAL PRODUCTS
1,530,400	Chevron Corp		$142,832	1.24%
1,164,060	ConocoPhillips		102,786	0.90
4,011,986	Exxon Mobil Corp		375,883	3.28
589,526	Occidental Petroleum Corp		45,388	0.39
	Other		195,929	1.71

			862,818	7.52

PIPELINES, EXCEPT NATURAL GAS			11,685	0.10

PRIMARY METAL INDUSTRIES			124,980	1.09

PRINTING AND PUBLISHING			50,154	0.44

RAILROAD TRANSPORTATION			75,224	0.66

REAL ESTATE			11,615	0.10

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			34,780	0.30

SECURITY AND COMMODITY BROKERS
290,686	Goldman Sachs Group, Inc		62,512	0.54
748,745	Morgan Stanley		39,766	0.35
	Other		251,989	2.20

			354,267	3.09

SOCIAL SERVICES			1,495	0.01

SPECIAL TRADE CONTRACTORS			7,650	0.07

STONE, CLAY, AND GLASS PRODUCTS
509,135	3M Co		42,930	0.37
	Other		13,808	0.12

			56,738	0.49

TEXTILE MILL PRODUCTS			366	0.00	**

TOBACCO PRODUCTS
1,497,683	Altria Group, Inc		113,195	0.99
	Other		22,376	0.19

			135,571	1.18

TRANSPORTATION BY AIR			46,093	0.40

TRANSPORTATION EQUIPMENT
559,758	Boeing Co		48,956	0.43
706,224	United Technologies Corp		54,054	0.47
	Other		190,567	1.66

			293,577	2.56

TRANSPORTATION SERVICES			20,205	0.18

TRUCKING AND WAREHOUSING			43,089	0.38

WATER TRANSPORTATION			33,232	0.29

WHOLESALE TRADE-DURABLE GOODS			39,916	0.35

WHOLESALE TRADE-NONDURABLE GOODS			65,275	0.57

	TOTAL COMMON STOCKS	(Cost $8,271,385)	11,445,639	99.75

60	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF EQUITY INDEX ACCOUNT ▪ DECEMBER 31, 2007

Shares	Company		Value (000)	% of net assets

SHORT-TERM INVESTMENTS
U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			$8,700	0.08%

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
914,553,128	State Street Navigator Securities Lending Prime Portfolio		914,553	7.97

			914,553	7.97

	TOTAL SHORT-TERM INVESTMENTS	(Cost $923,252)	923,253	8.05

	TOTAL PORTFOLIO	(Cost $9,194,637)	12,368,892	107.80

	OTHER ASSETS & LIABILITIES, NET		(895,341)	(7.80)

	NET ASSETS		$11,473,551	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.

e	All or a portion of these securities are out on loan.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2007

Principal		Issuer		Rating†	Value (000)	% of net assets

BONDS

CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES					$12,577	0.16%

APPAREL AND ACCESSORY STORES					3,667	0.05

ASSET BACKED
$29,537,277	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277%, 09/25/33	Aaa	28,668	0.37
45,000,000		Household Automotive Trust Series 2006-3
		(Class A4)	5.340%, 09/17/13	Aaa	45,688	0.59
40,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150%, 05/15/13	Aaa	40,386	0.53
30,800,000		Nissan Auto Lease Trust Series 2006-A (Class A3)	5.110%, 03/15/10	Aaa	30,936	0.40
30,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440%, 09/25/36	Aaa	28,930	0.38
38,000,000		Volkswagen Auto Lease Trust Series 2006-A
		(Class A3)	5.500%, 09/21/09	Aaa	38,173	0.50
		Other			559,011	7.28

					771,792	10.05

BUILDING MATERIALS AND GARDEN SUPPLIES					10,470	0.14

BUSINESS SERVICES					11,172	0.15

CHEMICALS AND ALLIED PRODUCTS					23,724	0.31

COMMUNICATIONS					177,510	2.31

DEPOSITORY INSTITUTIONS
45,000,000	g	Depfa ACS Bank	5.125%, 03/16/37	Aaa	44,479	0.58
		Other			325,733	4.24

					370,212	4.82

EATING AND DRINKING PLACES					2,852	0.04

ELECTRIC, GAS, AND SANITARY SERVICES					128,960	1.68

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT					11,523	0.15

FOOD AND KINDRED PRODUCTS					43,220	0.56

FOOD STORES					16,267	0.21

FORESTRY					2,687	0.04

GENERAL BUILDING CONTRACTORS					2,938	0.04

GENERAL MERCHANDISE STORES					11,784	0.15

HEALTH SERVICES					3,618	0.05

HOLDING AND OTHER INVESTMENT OFFICES					28,913	0.38

HOTELS AND OTHER LODGING PLACES					1,741	0.02

INDUSTRIAL MACHINERY AND EQUIPMENT					28,735	0.37

INSTRUMENTS AND RELATED PRODUCTS					13,295	0.17

INSURANCE CARRIERS					75,765	0.99

62	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2007

Principal		Issuer			Rating†	Value (000)	% of net assets

METAL MINING						$6,305	0.08%

MISCELLANEOUS MANUFACTURING INDUSTRIES						3,312	0.04

MISCELLANEOUS RETAIL						11,619	0.15

MOTION PICTURES						37,949	0.49

NONDEPOSITORY INSTITUTIONS
27,750,000		General Electric Capital Corp		5.500%, 06/04/14	Aaa	28,633	0.37
		Other				141,197	1.84

						169,830	2.21

OIL AND GAS EXTRACTION						102,129	1.33

OTHER MORTGAGE BACKED SECURITIES
38,915,929		Citimortgage Alternative Loan Trust
		Series 2006-A1 (Class 2A1)		5.250%, 03/25/21	Aaa	39,269	0.51
		Other				554,018	7.22

						593,287	7.73

PAPER AND ALLIED PRODUCTS						8,015	0.10

PETROLEUM AND COAL PRODUCTS						10,056	0.13

PIPELINES, EXCEPT NATURAL GAS						23,998	0.31

PRIMARY METAL INDUSTRIES						7,075	0.09

PRINTING AND PUBLISHING						20,283	0.26

RAILROAD TRANSPORTATION						23,833	0.31

REAL ESTATE						1,555	0.02

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS						1,749	0.02

SECURITY AND COMMODITY BROKERS						102,194	1.33

TOBACCO PRODUCTS						5,119	0.07

TRANSPORTATION BY AIR						9,735	0.13

TRANSPORTATION EQUIPMENT						31,270	0.41

WHOLESALE TRADE-DURABLE GOODS						6,516	0.09

WHOLESALE TRADE-NONDURABLE GOODS						15,108	0.20

		TOTAL CORPORATE BONDS		(Cost $2,960,807)		2,944,359	38.34

GOVERNMENT BONDS
AGENCY SECURITIES
81,500,000	e	Federal Home Loan
		Mortgage Corp (FHLMC)	4.125–5.500%,	06/11/09–12/21/12	Aaa	84,538	1.10
36,399,000		FHLMC		5.875%, 03/21/11	Aa2	38,835	0.51
79,000,000		Federal National
		Mortgage Association (FNMA)		6.000%, 05/15/08	Aaa	79,400	1.03
70,000,000		FNMA		5.100%, 09/10/09	Aaa	70,433	0.92
		Other				269,823	3.51

						543,029	7.07

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2007

Principal		Issuer		Rating†	Value (000)	% of net assets

FOREIGN GOVERNMENT BONDS
30,000,000	g	Hypothekenbank in Essen AG.	5.000%, 01/20/12	Aaa	$30,964	0.40%
		Other			172,721	2.25

					203,685	2.65

MORTGAGE BACKED SECURITIES
29,168,064		Federal Home Loan Mortgage Corp (FHLMC)	6.000%, 09/15/16		29,975	0.39
28,067,912	i	FHLMC	5.672%, 03/01/37		28,655	0.37
37,383,096	i	FHLMC	5.792%, 03/01/37		38,031	0.50
32,688,359	i	FHLMC	5.735%, 06/01/37		33,194	0.43
60,135,930		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500%, 06/01/21		59,095	0.77
28,446,122		FGLMC	5.500%, 12/01/33		28,469	0.37
75,244,230		FGLMC	5.000%, 01/01/34		73,528	0.96
28,968,882		FGLMC	5.500%, 06/01/35		28,920	0.38
61,541,576		FGLMC	5.500%, 01/01/37		61,422	0.80
36,753,687		FGLMC	5.500%, 04/01/37		36,678	0.48
54,562,891		FGLMC	5.500%, 05/01/37		54,450	0.71
54,278,961		Federal National Mortgage Association (FNMA)	5.000%, 11/01/33		53,042	0.69
72,032,646		FNMA	5.000%, 08/01/34		70,385	0.92
85,366,827		FNMA	5.500%, 02/01/35		85,430	1.11
31,045,339		FNMA	5.500%, 04/01/35		31,047	0.40
34,468,000		FNMA	5.500%, 09/01/35		34,494	0.45
35,080,395	i	FNMA	5.993%, 07/01/36		36,043	0.47
65,008,514	i	FNMA	5.885%, 11/01/36		66,602	0.87
60,926,889		FNMA	6.000%, 06/01/37		61,875	0.81
62,589,831		FNMA	6.000%, 08/01/37		63,038	0.82
28,542,638	i	FNMA	5.933%, 10/01/37		29,549	0.38
33,106,322		FNMA	6.500%, 10/01/37		34,031	0.44
29,000,000	h,v	FNMA	6.000%, 12/01/37		29,118	0.38
58,000,000	h	FNMA	6.000%, 01/25/38		58,888	0.77
42,000,000	h	FNMA	6.500%, 01/25/38		43,168	0.56
68,000,000	h	Government National Mortgage
		Association (GNMA)	5.500%, 01/15/38		68,489	0.89
		Other			1,295,120	16.86

					2,532,736	32.98

MUNICIPAL BONDS					2,002	0.03

U.S. TREASURY SECURITIES
272,505,000	d,e	United States Treasury Bond	8.000%, 11/15/21		372,949	4.86
58,400,000		United States Treasury Bond	5.250%, 02/15/29		64,245	0.84
38,535,778	k	United States Treasury Inflation Indexed Note	3.875%, 01/15/09		39,674	0.52
165,035,518	k	United States Treasury Inflation Indexed Note	0.875%, 04/15/10		164,481	2.14
82,905,000	e	United States Treasury Note	3.375–5.125%, 06/30/08–12/31/12		83,511	1.09
49,435,000	d,e	United States Treasury Note	5.000%, 07/31/08		49,868	0.65
38,000,000	e	United States Treasury Note	3.625%, 10/31/09		38,374	0.50
216,257,000	e	United States Treasury Note	4.250%, 09/30/12		223,843	2.91
37,931,000	e	United States Treasury Note	3.875%, 10/31/12		38,675	0.50
117,452,000	e	United States Treasury Note	4.750%, 08/15/17		124,049	1.61
30,135,000	e	United States Treasury Note	4.250%, 11/15/17		30,660	0.40
		Other			33,916	0.44

					1,264,245	16.46

64	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT ▪ DECEMBER 31, 2007

Shares		Company		Value (000)	% of net assets

		TOTAL GOVERNMENT BONDS (Cost $4,469,739)		$4,545,697	59.19%

		TOTAL BONDS (Cost $7,430,546)		7,490,056	97.53

PREFERRED STOCKS
DEPOSITORY INSTITUTIONS				2,908	0.04

NONDEPOSITORY INSTITUTIONS
2,176,309		Federal National Mortgage Association (FNMA)		56,040	0.73
		Other		14,543	0.19

				70,583	0.92

		TOTAL PREFERRED STOCKS (Cost $71,662)		73,491	0.96

TIAA-CREF MUTUAL FUNDS
443,850	a	TIAA-CREF Institutional High-Yield Fund II		4,305	0.06

		TOTAL TIAA-CREF MUTUAL FUNDS (Cost $4,180)		4,305	0.06

Principal		Issuer

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER				234,679	3.05

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES				20,686	0.27

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
REPURCHASED AGREEMENTS
$89,041,000		Bear Stearns & Co, Inc 4.250% Dated 12/31/2007,		89,052	1.16
		Due 01/02/2008 In the Amount of $89,051,512
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000%–5.648%,11/21/2011–11/27/2037	$51,755,306
		Federal Home Loan Mortgage Corp (FHLMC) 0.000%–5.800%, 08/20/2012–04/03/2037	36,727,262
		Federal National Mortgage Association (FNMA) 0.000%–4.125%, 01/30/2012–10/03/2033	2,519,313

		Total Market Value	91,001,881
90,000,000		Goldman Sachs & Co, Inc 4.150% Dated 12/31/2007,		90,010	1.17
		Due 01/02/2008 In the Amount of $90,010,375
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 6.625%, 09/15/2009	48,093,750
		Federal National Mortgage Association (FNMA) 6.625%, 11/15/2030	43,712,393

		Total Market Value	91,806,143

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF BOND MARKET ACCOUNT  ▪  DECEMBER 31, 2007

Principal	Issuer		Value (000)	% of net assets

$90,000,000	JP Morgan Securities 4.250% Dated 12/31/2007,		$90,011	1.17%
	Due 01/02/2008 In the Amount of $90,010,625
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 4.750%–4.875%, 08/16/2010–11/30/2012	$24,414,819
	Federal Home Loan Mortgage Corp (FHLMC) 5.625%, 12/19/2017	5,478,318
	Federal National Mortgage Association (FNMA) 4.750%–7.125%, 09/02/2008–03/28/2019	61,906,853

	Total Market Value	91,799,990
90,000,000	Lehman Brothers, Inc 4.200% Dated 12/31/2007,		90,010	1.17
	Due 01/02/2008 In the Amount of $90,010,500
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 0.000%, 03/31/2008	92,700,000

	Total Market Value	92,700,000
90,000,000	Merrill Lynch & Co, Inc 4.290% Dated 12/31/2007,		90,011	1.17
	Due 01/02/2008 In the Amount of $90,010,725
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 0.000%–5.000%, 03/04/2008–06/30/2023	45,046,800
	Federal Home Loan Mortgage Corp (FHLMC) 3.500%–6.000%, 04/01/2008–09/19/2016	45,999,926
	Federal National Mortgage Association (FNMA) 0.000%–6.000%, 02/01/2008–04/18/2036	24,512,880

	Total Market Value	115,559,606
86,387,000	Morgan Stanley & Co, Inc 4.250% Dated 12/31/2007,		86,397	1.13
	Due 01/02/2008 In the Amount of $86,397,198
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 4.160%–5.760%, 02/01/2010–07/03/2025	68,919,314
	Federal Home Loan Mortgage Corp (FHLMC) 0.000%, 04/08/2019	19,196,876

	Total Market Value	88,116,190
3,613,000	Morgan Stanley & Co, Inc 1.450% Dated 12/31/2007,		3,613	0.05
	Due 01/02/2008 In the Amount of $3,613,146
	Fully Collateralized as follows:
	U.S. Treasury Bond 7.500%, 11/15/2016	3,675,915

	Total Market Value	3,675,915

			539,104	7.02

	TOTAL SHORT-TERM INVESTMENTS	(Cost $794,483)	794,469	10.34

	TOTAL PORTFOLIO	(Cost $8,300,871)	8,362,321	108.89

	OTHER ASSETS & LIABILITIES, NET		(682,525)	(8.89)

	NET ASSETS		$7,679,796	100.00%

66	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF BOND MARKET ACCOUNT  ▪  DECEMBER 31, 2007

†	As provided by Moody’s Investors Service (Unaudited).

a	Affiliated Holding.

d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At December 31, 2007, the value of these securities amounted to $272,782,188 or 3.55% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2007.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS

CREF INFLATION-LINKED BOND ACCOUNT  ▪  DECEMBER 31, 2007

Principal		Issuer		Value (000)	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
$297,993,671	k	United States Treasury Inflation Indexed Bond	2.375%, 01/15/25	$313,314	6.49%
193,682,080	k	United States Treasury Inflation Indexed Bond	2.000%, 01/15/26	193,161	4.00
157,107,885	k	United States Treasury Inflation Indexed Bond	2.375%, 01/15/27	166,374	3.45
198,225,816	k	United States Treasury Inflation Indexed Bond	3.625%, 04/15/28	251,681	5.21
227,884,260	e,k	United States Treasury Inflation Indexed Bond	3.875%, 04/15/29	301,935	6.25
60,128,067	k	United States Treasury Inflation Indexed Bond	3.375%, 04/15/32	77,154	1.60
189,398,570	k	United States Treasury Inflation Indexed Note	3.875%, 01/15/09	194,992	4.04
136,333,927	k	United States Treasury Inflation Indexed Note	4.250%, 01/15/10	145,473	3.01
319,015,942	k	United States Treasury Inflation Indexed Note	0.875%, 04/15/10	317,944	6.58
137,114,547	k	United States Treasury Inflation Indexed Note	3.500%, 01/15/11	147,462	3.05
196,183,260	k	United States Treasury Inflation Indexed Note	2.375%, 04/15/11	204,490	4.23
76,531,948	k	United States Treasury Inflation Indexed Note	3.375%, 01/15/12	83,486	1.73
156,185,769	k	United States Treasury Inflation Indexed Note	2.000%, 04/15/12	161,872	3.35
259,032,162	k	United States Treasury Inflation Indexed Note	3.000%, 07/15/12	280,544	5.81
242,837,770	k	United States Treasury Inflation Indexed Note	1.875%, 07/15/13	250,237	5.18
248,576,543	k	United States Treasury Inflation Indexed Note	2.000%, 01/15/14	256,752	5.32
227,712,562	k	United States Treasury Inflation Indexed Note	2.000%, 07/15/14	235,273	4.87
229,304,390	k	United States Treasury Inflation Indexed Note	1.625%, 01/15/15	230,218	4.77
196,128,834	k	United States Treasury Inflation Indexed Note	1.875%, 07/15/15	199,914	4.14
191,892,626	k	United States Treasury Inflation Indexed Note	2.000%, 01/15/16	196,930	4.08
189,470,508	k	United States Treasury Inflation Indexed Note	2.500%, 07/15/16	202,053	4.18
168,503,773	k	United States Treasury Inflation Indexed Note	2.375%, 01/15/17	177,811	3.68
154,631,802	e,k	United States Treasury Inflation Indexed Note	2.625%, 07/15/17	166,845	3.45

				4,755,915	98.47

		TOTAL GOVERNMENT BONDS	(Cost $4,526,338)	4,755,915	98.47

SHORT-TERM INVESTMENTS

COMMERCIAL PAPER
22,400,000		Alcon Capital Corp	0.000%, 01/02/08	22,395	0.46

				22,395	0.46

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASED AGREEMENTS
20,000,000		Bear Stearns & Co, Inc 4.250% Dated 12/31/2007,		20,002	0.41
		Due 01/02/2008 In the Amount of $20,002,361
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000%–5.648%, 11/21/2011–11/27/2037	$11,625,050
		Federal Home Loan Mortgage Corp (FHLMC) 0.000%–5.800%, 08/20/2012–04/03/2037	8,249,517
		Federal National Mortgage Association (FNMA) 0.000%–4.125%, 01/30/2012–10/03/2033	565,877

		Total Market Value	20,440,444

68	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF INFLATION-LINKED BOND ACCOUNT  ▪  DECEMBER 31, 2007

Principal	Issuer		Value (000)	% of net assets

$10,000,000	Goldman Sachs & Co, Inc 4.150% Dated 12/31/2007,		$10,001	0.21%
	Due 01/02/2008 In the Amount of $10,001,153
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC) 6.625%, 09/15/2009	5,343,750
	Federal National Mortgage Association (FNMA) 6.625%, 11/15/2030	4,856,933

	Total Market Value	10,200,683
5,728,000	Morgan Stanley & Co, Inc 4.250% Dated 12/31/2007,		5,729	0.12
	Due 01/02/2008 In the Amount of $5,728,676
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 4.160%–5.760%, 02/01/2010–07/03/2025	4,569,783
	Federal Home Loan Mortgage Corp (FHLMC) 0.000%, 04/08/2019	1,272,873

	Total Market Value	5,842,656

			35,732	0.74

	TOTAL SHORT-TERM INVESTMENTS	(Cost $58,130)	58,127	1.20

	TOTAL PORTFOLIO	(Cost $ 4,584,468)	4,814,042	99.67

	OTHER ASSETS & LIABILITIES, NET		15,791	0.33

	NET ASSETS		$4,829,833	100.00%

e	All or a portion of these securities are out on loan.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”).

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS

CREF SOCIAL CHOICE ACCOUNT  ▪  DECEMBER 31, 2007

Principal Issuer	Value (000)	% of net assets

BONDS

CORPORATE BONDS
AMUSEMENT AND RECREATION SERVICES	$5,155	0.06%

ASSET BACKED	384,416	4.18

BUILDING MATERIALS AND GARDEN SUPPLIES	8,779	0.10

CHEMICALS AND ALLIED PRODUCTS	23,186	0.25

COMMUNICATIONS	45,369	0.49

DEPOSITORY INSTITUTIONS	216,851	2.36

EATING AND DRINKING PLACES	8,336	0.09

ELECTRIC, GAS, AND SANITARY SERVICES	86,982	0.95

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,999	0.10

FABRICATED METAL PRODUCTS	6,196	0.07

FOOD AND KINDRED PRODUCTS	35,862	0.39

FOOD STORES	5,323	0.06

FURNITURE AND FIXTURES	4,008	0.04

GENERAL BUILDING CONTRACTORS	9,633	0.10

GENERAL MERCHANDISE STORES	2,443	0.03

HEALTH SERVICES	1,551	0.02

HOLDING AND OTHER INVESTMENT OFFICES	20,760	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT	22,380	0.24

INSTRUMENTS AND RELATED PRODUCTS	29,559	0.32

INSURANCE CARRIERS	77,579	0.84

MISCELLANEOUS MANUFACTURING INDUSTRIES	5,150	0.06

MISCELLANEOUS RETAIL	7,306	0.08

MOTION PICTURES	16,500	0.18

NONDEPOSITORY INSTITUTIONS	27,284	0.30

OIL AND GAS EXTRACTION	39,978	0.43

OTHER MORTGAGE BACKED SECURITIES	302,003	3.28

PAPER AND ALLIED PRODUCTS	9,600	0.10

PETROLEUM AND COAL PRODUCTS	7,799	0.08

PIPELINES, EXCEPT NATURAL GAS	2,660	0.03

PRINTING AND PUBLISHING	10,585	0.12

RAILROAD TRANSPORTATION	12,159	0.13

REAL ESTATE	888	0.01

70	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT  ▪  DECEMBER 31, 2007

Principal		Issuer		Value (000)	% of net assets

SECURITY AND COMMODITY BROKERS				$30,165	0.33%

SOCIAL SERVICES				11,550	0.13

STONE, CLAY, AND GLASS PRODUCTS				4,807	0.05

TRANSPORTATION BY AIR				10,557	0.11

TRANSPORTATION EQUIPMENT				4,924	0.05

TRANSPORTATION SERVICES				6,668	0.07

TRUCKING AND WAREHOUSING				5,061	0.06

WHOLESALE TRADE-DURABLE GOODS				2,972	0.03

WHOLESALE TRADE-NONDURABLE GOODS				17,340	0.19

		TOTAL CORPORATE BONDS	(Cost $1,546,269)	1,539,323	16.74

GOVERNMENT BONDS

AGENCY SECURITIES				231,533	2.52

FOREIGN GOVERNMENT BONDS				120,341	1.31

MORTGAGE BACKED SECURITIES
$30,659,916		Federal National Mortgage Association (FNMA)	5.500%, 02/01/35	30,683	0.34
30,520,281	d	FNMA	5.500%, 04/01/35	30,502	0.33
36,603,984	i	FNMA	5.743%, 09/01/36	37,091	0.40
35,123,108	i	FNMA	5.874%, 01/01/37	35,932	0.39
		Other		1,139,408	12.39

				1,273,616	13.85

MUNICIPAL BONDS				98,959	1.07

U.S. TREASURY SECURITIES
45,000,000	e	United States Treasury Bond	8.000%, 11/15/21	61,587	0.67
55,030,219	k	United States Treasury Inflation Indexed Note	0.875%, 04/15/10	54,845	0.59
32,617,000	e	United States Treasury Note	4.250%, 09/30/12	33,761	0.37
82,815,000	e	United States Treasury Note	4.750%, 08/15/17	87,467	0.95
		Other		136,224	1.48

				373,884	4.06

		TOTAL GOVERNMENT BONDS	(Cost $2,064,514)	2,098,333	22.81

		TOTAL BONDS	(Cost $3,610,783)	3,637,656	39.55

Shares		Company

PREFERRED STOCKS

COMMUNICATIONS				4,164	0.05

DEPOSITORY INSTITUTIONS				1,823	0.02

NONDEPOSITORY INSTITUTIONS				34,397	0.37

		TOTAL PREFERRED STOCKS	(Cost $40,455)	40,384	0.44

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT  ▪  DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$77	0.00	%**

AMUSEMENT AND RECREATION SERVICES
118,165	*	Activision, Inc	3,510	0.04
11,813		International Speedway Corp (Class A)	486	0.00	**
1,370,793		Walt Disney Co	44,249	0.48

			48,245	0.52

APPAREL AND ACCESSORY STORES			31,354	0.34

APPAREL AND OTHER TEXTILE PRODUCTS			4,521	0.05

AUTO REPAIR, SERVICES AND PARKING			2,499	0.03

AUTOMOTIVE DEALERS AND SERVICE STATIONS			4,834	0.05

BUILDING MATERIALS AND GARDEN SUPPLIES
1,156,036		Home Depot, Inc	31,143	0.34
		Other	18,079	0.20

			49,222	0.54

BUSINESS SERVICES
86,362	*	Google, Inc (Class A)	59,718	0.65
3,589,984		Microsoft Corp	127,803	1.39
		Other	191,072	2.08

			378,593	4.12

CHEMICALS AND ALLIED PRODUCTS
1,192,943		Merck & Co, Inc	69,322	0.75
1,465,662		Procter & Gamble Co	107,609	1.17
		Other	373,239	4.06

			550,170	5.98

COMMUNICATIONS
2,675,545		AT&T, Inc	111,196	1.21
1,456,195		Verizon Communications, Inc	63,621	0.69
		Other	96,735	1.05

			271,552	2.95

DEPOSITORY INSTITUTIONS
1,903,543		Bank of America Corp	78,540	0.85
1,360,612		US Bancorp	43,186	0.47
1,162,759		Wachovia Corp	44,220	0.48
1,819,914		Wells Fargo & Co	54,943	0.60
		Other	204,779	2.23

			425,668	4.63

EATING AND DRINKING PLACES
986,571		McDonald’s Corp	58,119	0.63
		Other	19,445	0.21

			77,564	0.84

EDUCATIONAL SERVICES			58	0.00	**

72	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT  ▪  DECEMBER 31, 2007

Shares		Company	Value (000)	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES			$308,724	3.36%

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
360,694	*	Apple Computer, Inc	71,446	0.78
2,654,327	*	Cisco Systems, Inc	71,853	0.78
2,834,275		Intel Corp	75,562	0.82
837,441		Qualcomm, Inc	32,953	0.36
		Other	114,205	1.24

			366,019	3.98

ENGINEERING AND MANAGEMENT SERVICES			34,659	0.38

FABRICATED METAL PRODUCTS			48,388	0.53

FOOD AND KINDRED PRODUCTS
956,954		PepsiCo, Inc	72,633	0.79
		Other	122,744	1.33

			195,377	2.12

FOOD STORES			14,232	0.16

FORESTRY			8,943	0.10

FURNITURE AND FIXTURES			36,713	0.40

FURNITURE AND HOME FURNISHINGS STORES			3,611	0.04

GENERAL BUILDING CONTRACTORS			10,463	0.11

GENERAL MERCHANDISE STORES			66,227	0.72

HEALTH SERVICES
433,608	*	WellPoint, Inc	38,040	0.41
		Other	40,177	0.44

			78,217	0.85

HOLDING AND OTHER INVESTMENT OFFICES			108,163	1.18

HOTELS AND OTHER LODGING PLACES			15,465	0.17

INDUSTRIAL MACHINERY AND EQUIPMENT
394,260		Deere & Co	36,713	0.40
1,300,123		Hewlett-Packard Co	65,630	0.71
773,627		International Business Machines Corp	83,629	0.91
		Other	125,990	1.37

			311,962	3.39

INSTRUMENTS AND RELATED PRODUCTS
880,600		Emerson Electric Co	49,895	0.54
1,435,005		Johnson & Johnson	95,715	1.04
694,588		Medtronic, Inc	34,917	0.38
		Other	145,554	1.59

			326,081	3.55

INSURANCE AGENTS, BROKERS AND SERVICE			25,437	0.28

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT  ▪  DECEMBER 31, 2007

Shares	Company	Value (000)	% of net assets

INSURANCE CARRIERS
496,750	Aflac, Inc	$31,111	0.34%
553,687	Travelers Cos, Inc	29,788	0.32
	Other	165,504	1.80

		226,403	2.46

LEATHER AND LEATHER PRODUCTS		6,501	0.07

LEGAL SERVICES		111	0.00	**

LUMBER AND WOOD PRODUCTS		606	0.01

METAL MINING		6,086	0.07

MISCELLANEOUS MANUFACTURING INDUSTRIES		17,832	0.19

MISCELLANEOUS RETAIL		58,013	0.63

MOTION PICTURES
2,535,819	Time Warner, Inc	41,866	0.46
	Other	24,306	0.26

		66,172	0.72

NONDEPOSITORY INSTITUTIONS
773,131	American Express Co	40,218	0.44
	Other	46,257	0.50

		86,475	0.94

NONMETALLIC MINERALS, EXCEPT FUELS		11,381	0.12

OIL AND GAS EXTRACTION
247,722	Transocean, Inc	35,461	0.39
	Other	211,060	2.29

		246,521	2.68

PAPER AND ALLIED PRODUCTS		48,213	0.52

PERSONAL SERVICES		2,249	0.02

PETROLEUM AND COAL PRODUCTS
411,886	Apache Corp	44,294	0.48
450,574	Devon Energy Corp	40,061	0.44
	Other	149,833	1.63

		234,188	2.55

PIPELINES, EXCEPT NATURAL GAS		16,945	0.18

PRIMARY METAL INDUSTRIES		90,513	0.98

PRINTING AND PUBLISHING		40,580	0.44

RAILROAD TRANSPORTATION		39,378	0.43

REAL ESTATE		3,400	0.04

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		24,868	0.27

74	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT  ▪  DECEMBER 31, 2007

Shares		Company			Value (000)	% of net assets

SECURITY AND COMMODITY BROKERS
241,276		Goldman Sachs Group, Inc			$51,886	0.56%
609,309		Merrill Lynch & Co, Inc			32,708	0.36
		Other			98,674	1.07

					183,268	1.99

SOCIAL SERVICES					441	0.01

SPECIAL TRADE CONTRACTORS					1,741	0.02

STONE, CLAY, AND GLASS PRODUCTS
514,744		3M Co			43,403	0.47
		Other			3,894	0.04

					47,297	0.51

TEXTILE MILL PRODUCTS					41	0.00	**

TRANSPORTATION BY AIR					32,055	0.35

TRANSPORTATION EQUIPMENT					68,811	0.75

TRANSPORTATION SERVICES					2,890	0.03

TRUCKING AND WAREHOUSING
487,985		United Parcel Service, Inc (Class B)			34,510	0.38

					34,510	0.38

WATER TRANSPORTATION					3,597	0.04

WHOLESALE TRADE-DURABLE GOODS					28,838	0.31

WHOLESALE TRADE-NONDURABLE GOODS					25,212	0.27

			TOTAL COMMON STOCKS	(Cost $3,785,477)	5,458,174	59.35

Principal		Issuer

SHORT-TERM INVESTMENTS

BANK NOTES					21,612	0.24

COMMERCIAL PAPER
$35,000,000		AT&T, Inc	0.000%, 01/02/08		34,992	0.38
35,000,000	d	Goldman Sachs Group, Inc	0.000%, 01/22/08		34,899	0.38
34,700,000	d	Procter & Gamble International	0.000%, 02/14/08–03/10/08		34,470	0.37
		Other			130,373	1.42

					234,734	2.55

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
54,355,000		Federal Home Loan Bank (FHLB)	0.000%, 01/14/08–02/27/08		54,080	0.59
79,000,000		Federal Home Loan Mortgage Corp FHLMC)	0.000%, 02/04/08–04/25/08		78,391	0.85
56,419,000	d	Federal National Mortgage Association FNMA)	0.000%, 01/11/08–02/14/08		56,167	0.61

					188,638	2.05

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS	continued

CREF SOCIAL CHOICE ACCOUNT  ▪  DECEMBER 31, 2007

Principal	Issuer		Value (000)	% of net assets

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED

REPURCHASED AGREEMENTS
$90,000,000	Bear Stearns & Co, Inc 4.250% Dated 12/31/2007,		$90,011	0.98%
	Due 01/02/2008 In the Amount of $90,010,625
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB)
	0.000%–5.648%, 11/21/2011–11/27/2037	$52,312,727
	Federal Home Loan Mortgage Corp (FHLMC)
	0.000%–5.800%, 08/20/2012–04/03/2037	37,122,827
	Federal National Mortgage Association (FNMA)
	0.000%–4.125%, 01/30/2012–10/03/2033	2,546,446

	Total Market Value	91,982,000
40,000,000	Goldman Sachs & Co, Inc 4.150% Dated 12/31/2007,		40,005	0.44
	Due 01/02/2008 In the Amount of $40,004,611
	Fully Collateralized as follows:
	Federal Home Loan Mortgage Corp (FHLMC)
	6.625%, 09/15/2009	21,375,000
	Federal National Mortgage Association (FNMA)
	6.625%, 11/15/2030	19,427,730

	Total Market Value	40,802,730
10,000,000	JP Morgan Securities 4.250% Dated 12/31/2007,		10,001	0.11
	Due 01/02/2008 In the Amount of $10,001,181
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB)
	4.750%–4.875%, 08/16/2010–11/30/2012	2,712,758
	Federal Home Loan Mortgage Corp (FHLMC)
	5.625%, 12/19/2017	608,702
	Federal National Mortgage Association (FNMA)
	4.750%–7.125%, 09/02/2008–03/28/2019	6,878,539

	Total Market Value	10,199,999
10,000,000	Lehman Brothers, Inc 4.200% Dated 12/31/2007,		10,001	0.11
	Due 01/02/2008 In the Amount of $10,001,167
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA) 0.000%, 03/31/2008	10,300,000

	Total Market Value	10,300,000	85,010	0.92
85,000,000	Merrill Lynch & Co, Inc 4.290% Dated 12/31/2007,
	Due 01/02/2008 In the Amount of $85,010,129
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB)
	0.000%–5.000%, 03/04/2008–06/30/2023	42,544,200
	Federal Home Loan Mortgage Corp (FHLMC)
	3.500%–6.000%, 04/01/2008–09/19/2016	43,444,375
	Federal National Mortgage Association (FNMA)
	0.000%–6.000%, 02/01/2008–04/18/2036	23,151,053

	Total Market Value	109,139,628

76	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF SOCIAL CHOICE ACCOUNT  ▪  DECEMBER 31, 2007

Principal	Issuer		Value (000)	% of net assets

$25,276,000	Morgan Stanley & Co, Inc 4.250% Dated 12/31/2007,		$25,279	0.27%
	Due 01/02/2008 In the Amount of $25,278,984
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB)
	4.160%–5.760%, 02/01/2010–07/03/2025	20,165,124
	Federal Home Loan Mortgage Corp (FHLMC)
	0.000%, 04/08/2019	5,616,820

	Total Market Value	25,781,944
258,000	Morgan Stanley & Co, Inc 1.450% Dated 12/31/2007,		258	0.00
	Due 01/02/2008 In the Amount of $258,010
	Fully Collateralized as follows:
	U.S. Treasury Bond 7.500%, 11/15/2016	262,493

	Total Market Value	262,493
			260,565	2.83

	TOTAL SHORT-TERM INVESTMENTS	(Cost $705,551)
	(includes $603,190 of cash collateral for securities on loan)		705,549	7.67

	TOTAL PORTFOLIO	(Cost $8,142,266)	9,841,763	107.01

	OTHER ASSETS & LIABILITIES, NET		(644,722)	(7.01)

	NET ASSETS		$9,197,041	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2007.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index for All Urban Consumers (“CPI-U”).

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS

CREF MONEY MARKET ACCOUNT  ▪  DECEMBER 31, 2007

Principal	Issuer		Value (000)	% of net assets

SHORT-TERM INVESTMENTS

ASSET BACKED			$16,649	0.14%

BANKERS ACCEPTANCES
$127,000,000	Wachovia Bank NA	0.000%, 01/25/08–05/27/08	125,627	1.05
	Other		8,806	0.08

			134,433	1.13

BANK NOTES
100,000,000	Wells Fargo Bank NA	4.600%, 01/07/08–01/08/08	100,000	0.84

			100,000	0.84

CERTIFICATES OF DEPOSIT
140,000,000	American Express Bank FSB	4.850–5.200%, 01/09/08–03/05/08	140,034	1.17
135,000,000	Bank of Montreal	4.810–5.100%, 02/06/08–03/07/08	135,007	1.13
150,000,000	Bank of Nova Scotia	4.680–5.060%, 01/16/08–03/06/08	149,970	1.26
135,000,000	Calyon	4.820–5.090%, 01/17/08–03/04/08	134,991	1.13
150,000,000	Deutsche Bank AG.	4.950–5.020%, 01/16/08–01/24/08	149,991	1.26
179,000,000	Dexia Banque S.A.	4.820–4.990%, 01/03/08–03/25/08	179,015	1.50
90,000,000	Toronto Dominion Bank	4.940–5.040%, 02/26/08–04/01/08	90,023	0.76
	Other		359,031	3.01

			1,338,062	11.22

COMMERCIAL PAPER
199,950,000	American Honda Finance Corp	0.000%, 01/03/08–03/04/08	198,961	1.67
138,270,000	Bank of America Corp	0.000%, 01/15/08–04/08/08	137,316	1.15
171,725,000	Bank of Scotland	0.000%, 01/09/08–03/11/08	170,799	1.43
106,600,000	Barclays U.S. Funding Corp	0.000%, 01/18/08–02/29/08	105,917	0.89
99,000,000	Canadian Imperial Holding, Inc	0.000%, 01/28/08–02/12/08	98,555	0.83
173,000,000	Ciesco LLC	0.000%, 01/08/08–02/19/08	172,222	1.44
199,000,000	Citigroup Funding, Inc	0.000%, 01/11/08–03/18/08	197,927	1.66
122,500,000	Coca-Cola Co	0.000%, 01/24/08–02/25/08	121,728	1.02
90,951,000	Corporate Asset Funding Corp	0.000%, 01/10/08–02/26/08	90,611	0.76
95,000,000	Danske Corp	0.000%, 01/18/08–03/06/08	94,362	0.79
123,048,000	Edison Asset Securitization LLC	0.000%, 01/18/08–02/29/08	122,501	1.03
180,000,000	General Electric Capital Corp	0.000%, 01/17/08–07/24/08	177,950	1.49
90,740,000	Goldman Sachs Group, Inc	0.000%, 01/17/08–02/01/08	90,399	0.76
199,800,000	Govco LLC	0.000%, 01/07/08–03/13/08	198,950	1.67
165,000,000	HSBC Finance Corp	0.000%, 01/16/08–03/04/08	164,051	1.38
130,085,000	IBM International Group	0.000%, 01/14/08–02/05/08	129,592	1.09
188,000,000	ING US Funding LLC	0.000%, 01/10/08–03/06/08	186,896	1.57
134,738,000	JPMorgan Chase & Co	0.000%, 01/07/08–04/17/08	134,164	1.13
98,247,000	Kitty Hawk Funding Corp	0.000%, 01/11/08–04/11/08	97,644	0.82
178,075,000	Nestle Capital Corp	0.000%, 01/16/08–03/11/08	177,146	1.49
165,800,000	Paccar Financial Corp	0.000%, 01/10/08–03/12/08	164,752	1.38
114,910,000	Park Avenue Receivables Corp	0.000%, 01/02/08–03/18/08	113,850	0.95
175,000,000	Pfizer, Inc	0.000%, 05/01/08–05/27/08	171,951	1.44
191,500,000	Private Export Funding Corp	0.000%, 01/14/08–03/03/08	190,434	1.60
200,500,000	Procter & Gamble International	0.000%, 01/18/08–03/24/08	199,145	1.67
129,000,000	Rabobank USA Financial Corp	0.000%, 01/22/08–03/12/08	128,101	1.07
150,673,000	Ranger Funding Co LLC	0.000%, 01/10/08–02/27/08	150,237	1.26
98,000,000	Royal Bank of Scotland plc	0.000%, 02/08/08–02/12/08	97,430	0.82

78	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

CREF MONEY MARKET ACCOUNT  ▪  DECEMBER 31, 2007

Principal		Issuer		Value (000)	% of net assets

$100,000,000		Shell International Finance	0.000%, 03/28/08	$98,844	0.83%
177,295,000		Societe Generale North America, Inc	0.000%, 01/10/08–04/04/08	176,301	1.48
200,260,000		Svensk Exportkredit AB	0.000%, 01/08/08–04/09/08	199,029	1.67
110,000,000		Toronto–Dominion Holdings	0.000%, 01/04/08–03/27/08	109,331	0.92
201,000,000		Toyota Motor Credit Corp	0.000%, 01/08/08–04/02/08	199,882	1.68
128,720,000		UBS Finance (Delaware) LLC	0.000%, 01/14/08–04/07/08	127,649	1.07
200,755,000		United Parcel Service, Inc	0.000%, 02/29/08–03/31/08	198,857	1.67
123,800,000		Wal–Mart Stores, Inc	0.000%, 01/23/08–02/11/08	123,359	1.03
176,970,000		Yorktown Capital LLC	0.000%, 01/04/08–03/19/08	175,581	1.47
		Other		622,863	5.22

				6,115,287	51.30

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES
1,400,567,000		Federal Home Loan Bank (FHLB)	0.000%, 01/03/08–04/16/08	1,394,565	11.70
1,008,555,000		Federal Home Loan Mortgage Corp
		(FHLMC)	0.000%, 01/07/08–05/05/08	1,002,694	8.41
1,419,724,000		Federal National Mortgage Association
		(FNMA)	0.000%, 01/03/08–04/30/08	1,411,758	11.84

				3,809,017	31.95

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES				29,984	0.25

VARIABLE NOTES
93,900,000	i	Wells Fargo & Co	5.186–5.293%, 03/10/08	93,910	0.79
		Other
				276,238	2.31

				370,148	3.10

		TOTAL SHORT-TERM INVESTMENTS	(Cost $11,915,528)	11,913,580	99.93

		TOTAL PORTFOLIO	(Cost $11,915,528)	11,913,580	99.93

		OTHER ASSETS & LIABILITIES, NET		8,105	0.07

			NET ASSETS	$11,921,685	100.00%

The following abbreviations are used in portfolio descriptions:

LLC	Limited Liability Company

plc	Public Limited Company

i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2007.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	79

STATEMENTS OF ASSETS AND LIABILITIES

COLLEGE RETIREMENT EQUITIES FUND  ▪  DECEMBER 31, 2007

(amounts in thousands, except amounts per accumulation unit)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

ASSETS
Portfolio investments, at cost
Unaffiliated issuers	$123,957,514	$16,983,953	$12,948,170	$9,194,637	$8,296,692	$4,584,468	$8,142,266	$11,915,528
Affiliated issuers	187,846	—	—	—	4,179	—	—	—

Total portfolio investments, at cost	124,145,360	16,983,953	12,948,170	9,194,637	8,300,871	4,584,468	8,142,266	11,915,528

Portfolio investments, at value:
Unaffiliated issuers	140,329,110	18,281,533	14,404,165	12,368,892	8,358,016	4,814,042	9,841,763	11,913,580
Affiliated issuers	149,633	—	—	—	4,305	—	—	—

Total portfolio investments, at value
(including securities loaned of $6,033,660,
$888,728, $504,983, $886,753,
$529,858, $35,300, & $588,015, $— respectively)	$140,478,743	$18,281,533	$14,404,165	$12,368,892	$8,362,321	$4,814,042	$9,841,763	$11,913,580
Cash	38,673	18,899	—	276	521	2	8,062	88
Cash – foreign (cost of $119,051, $78,201, $8,889, $—, $—, $—, $— and $—, respectively)	119,284	79,099	8,852	—	—	—	—	—
Dividends and interest receivable	198,156	32,771	12,759	15,900	62,315	43,554	40,497	11,271
Receivable from securities sold	100,191	1,644	3,677	4,373	65,857	35,736	32,941	—
Amounts due from TIAA	—	7,864	13,236	1,598	3,370	10,239	1,703	—
Other	8,248	1,067	374	705	408	99	22	18

Total assets	140,943,295	18,422,877	14,443,063	12,391,744	8,494,792	4,903,672	9,924,988	11,924,957

LIABILITIES
Payable for collateral for securities loaned – Note 1	6,271,034	928,317	517,675	914,553	539,104	35,732	603,190	—
Amount due to banks	—	—	170	—	—	—	—	—
Amount due to investment advisor	16,547	728	559	402	289	170	321	3,157
Accumulation withdrawals payable	2,361	109	35	—	33	—	20	115
Payable for securities purchased	93,483	32,441	40,639	3,176	275,570	37,937	123,076	—
Payable for variation margin on open futures contracts	—	—	641	62	—	—	—	—
Other	—	—	—	—	—	—	1,340	—

Total liabilities	6,383,425	961,595	559,719	918,193	814,996	73,839	727,947	3,272

NET ASSETS:
Accumulation Fund	$117,077,872	$17,038,523	$13,665,686	$11,225,072	$7,494,047	$4,667,794	$8,916,563	$11,669,831
Annuity Fund	17,481,998	422,759	217,658	248,479	185,749	162,039	280,478	251,854

Total net assets	$134,559,870	$17,461,282	$13,883,344	$11,473,551	$7,679,796	$4,829,833	$9,197,041	$11,921,685

Accumulation units outstanding – Note 4	447,734	153,123	180,671	112,608	88,915	90,526	67,773	468,749

Net asset value per accumulation unit	$261.49	$111.27	$75.64	$99.68	$84.28	$51.56	$131.57	$24.90

80	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	81

STATEMENTS OF OPERATIONS

COLLEGE RETIREMENT EQUITIES FUND   ▪  DECEMBER 31, 2007

(amounts in thousands)	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation- Linked Bond Account	Social Choice Account	Money Market Account

INVESTMENT INCOME
Interest	$87,827	$17,353	$5,293	$6,020	$373,571	$220,919	$196,294	$562,500
Dividends:
Unaffiliated issuers	2,679,454	358,130	143,126	212,579	209	—	103,261	—
Affiliated issuers	821	—	—	—	324	—	—	—
Foreign taxes withheld:
Unaffiliated issuers	(100,653)	(23,989)	(2,224)	(4)	—	—	—	—
Affiliated issuers	(9)	—	—	—	—	—	—	—

Total income	2,667,440	351,494	146,195	218,595	374,104	220,919	299,555	562,500

EXPENSES – NOTE 2:
Administrative	401,848	48,968	37,585	34,551	20,817	11,837	26,281	31,077
Distribution	115,768	14,137	10,834	9,958	5,874	3,430	7,736	8,956
Investment Advisory	184,583	30,248	20,894	9,772	8,441	4,574	9,102	7,312
Mortality and expense risk charges	6,822	843	637	588	348	201	456	537

Total expenses	709,021	94,196	69,950	54,869	35,480	20,042	43,575	47,882

Net investment income (loss)	1,958,419	257,298	76,245	163,726	338,624	200,877	255,980	514,618

REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS – NOTE 3
Net realized gain (loss) on:
Portfolio investments	15,368,077	1,642,286	1,936,093	368,593	(3,387)	(1,279)	237,494	51
Futures transactions	—	(1,108)	3,503	(3,412)	—	—	—	—
Foreign currency transactions	17,096	2,617	(1,739)	—	—	—	—	—

Net realized gain (loss) on total investments	15,385,173	1,643,795	1,937,857	365,181	(3,387)	(1,279)	237,494	51

Net change in unrealized appreciation (depreciation) on:
Portfolio investments	(6,956,153)	(338,876)	(66,075)	9,412	77,700	230,933	(70,626)	(1,665)
Futures transactions	—	(212)	(1,460)	(140)	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	530	825	(32)	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(6,955,623)	(338,263)	(67,567)	9,272	77,700	230,933	(70,626)	(1,665)

Net realized and unrealized gain (loss) on total investments	8,429,550	1,305,532	1,870,290	374,453	74,313	229,654	166,868	(1,614)

Net increase (decrease) in net assets resulting from operations	$10,387,969	$1,562,830	$1,946,535	$538,179	$412,937	$430,531	$422,848	$513,004

82	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	83

STATEMENTS OF CHANGES IN NET ASSETS

COLLEGE RETIREMENT EQUITIES FUND

	Stock Account		Global Equities Account		Growth Account

(amounts in thousands)	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006

FROM OPERATIONS
Net investment income	$1,958,419	$1,752,130	$257,298	$185,506	$76,245	$58,565
Net realized gain (loss) on total investments	15,385,173	12,865,279	1,643,795	1,458,738	1,937,857	624,264
Net change in unrealized appreciation (depreciation) on total investments	(6,955,623)	4,928,073	(338,263)	766,404	(67,567)	(55,173)

Net increase (decrease) in net assets resulting from operations	10,387,969	19,545,482	1,562,830	2,410,648	1,946,535	627,656

FROM PARTICIPANT TRANSACTIONS
Premiums	3,996,363	3,864,717	1,031,127	947,544	926,819	1,002,849
Net transfers from (to) TIAA	(701,077)	(745,913)	(17,603)	11,581	(3,857)	(20,160)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(3,739,742)	(1,883,653)	(97,013)	745,141	(469,091)	(1,284,901)
Annuity payments	(2,191,070)	(1,968,518)	(71,212)	(54,898)	(33,219)	(31,987)
Withdrawals and death benefits	(4,289,204)	(3,579,173)	(621,044)	(487,034)	(469,333)	(435,876)

Net increase (decrease) in net assets resulting from participant transactions	(6,924,730)	(4,312,540)	224,255	1,162,334	(48,681)	(770,075)

Net increase (decrease) in net assets	3,463,239	15,232,942	1,787,085	3,572,982	1,897,854	(142,419)

NET ASSETS
Beginning of year	131,096,631	115,863,689	15,674,197	12,101,215	11,985,490	12,127,909

End of year	$134,559,870	$131,096,631	$17,461,282	$15,674,197	$13,883,344	$11,985,490

84	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	85

STATEMENTS OF CHANGES IN NET ASSETS	continued

COLLEGE RETIREMENT EQUITIES FUND

	Equity Index Account		Bond Market Account		Inflation-Linked Bond Account

(amounts in thousands)	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006

FROM OPERATIONS
Net investment income	$163,726	$144,683	$338,624	$279,736	$200,877	$107,441
Net realized gain (loss) on total investments	365,181	125,029	(3,387)	(49,031)	(1,279)	(16,014)
Net change in unrealized appreciation (depreciation) on total investments	9,272	1,221,567	77,700	14,483	230,933	(97,374)

Net increase (decrease) in net assets resulting from operations	538,179	1,491,279	412,937	245,188	430,531	(5,947)

FROM PARTICIPANT TRANSACTIONS
Premiums	813,145	797,823	514,311	478,969	300,702	315,855
Net transfers from (to) TIAA	(28,010)	(22,883)	68,347	23,801	37,858	(18,605)
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(614,320)	(423,255)	641,514	148,119	533,761	(322,644)
Annuity payments	(49,756)	(42,957)	(40,655)	(35,343)	(34,839)	(26,647)
Withdrawals and death benefits	(468,257)	(394,923)	(311,491)	(263,318)	(181,942)	(198,578)

Net increase (decrease) in net assets resulting from participant transactions	(347,198)	(86,195)	872,026	352,228	655,540	(250,619)

Net increase (decrease) in net assets	190,981	1,405,084	1,284,963	597,416	1,086,071	(256,566)

NET ASSETS
Beginning of year	11,282,570	9,877,486	6,394,833	5,797,417	3,743,762	4,000,328

End of year	$11,473,551	$11,282,570	$7,679,796	$6,394,833	$4,829,833	$3,743,762

86	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	87

STATEMENTS OF CHANGES IN NET ASSETS	concluded

COLLEGE RETIREMENT EQUITIES FUND

	Social Choice Account		Money Market Account

(amounts in thousands)	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006

FROM OPERATIONS
Net investment income	$255,980	$215,743	$514,618	$393,754
Net realized gain (loss) on total investments	237,494	100,485	51	(37)
Net change in unrealized appreciation (depreciation) on total investments	(70,626)	480,881	(1,665)	344

Net increase (decrease) in net assets resulting from operations	422,848	797,109	513,004	394,061

FROM PARTICIPANT TRANSACTIONS
Premiums	612,268	607,389	1,284,524	1,059,375
Net transfers from (to) TIAA	(18,036)	(24,280)	330,603	497,361
Net transfers from (to) other CREF Accounts and affiliated mutual funds	(212,989)	(165,177)	1,370,895	1,074,294
Annuity payments	(41,743)	(36,848)	(72,381)	(60,154)
Withdrawals and death benefits	(298,203)	(239,714)	(1,075,477)	(800,465)

Net increase (decrease) in net assets resulting from participant transactions	41,297	141,370	1,838,164	1,770,411

Net increase (decrease) in net assets	464,145	938,479	2,351,168	2,164,472

NET ASSETS
Beginning of year	8,732,896	7,794,417	9,570,517	7,406,045

End of year	$9,197,041	$8,732,896	$11,921,685	$9,570,517

88	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements	See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	89

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND

	Stock Account

	For the Years Ended December 31,

	2007	2006	2005	2004	2003

PER ACCUMULATION UNIT DATA:
Investment income	$4.754	$4.329	$3.819	$3.564	$2.796
Expenses	0.992	1.095	0.901	0.717	0.746

Investment income-net	3.762	3.234	2.918	2.847	2.050
Net realized and unrealized gain (loss) on total investments	15.589	32.372	11.478	19.297	39.127

Net increase (decrease) in Accumulation Unit Value	19.351	35.606	14.396	22.144	41.177
Accumulation Unit Value:
Beginning of year	242.139	206.533	192.137	169.993	128.816

End of year	$261.490	$242.139	$206.533	$192.137	$169.993

TOTAL RETURN*	7.99%	17.24%	7.49%	13.03%	31.97%
RATIOS TO AVERAGE NET ASSETS:
Expenses	0.52%	0.49%	0.46%	0.41%	0.52%
Investment income-net	1.44%	1.44%	1.49%	1.63%	1.43%
Portfolio turnover rate	49%	51%	58%	58%	47%
Accumulation Units outstanding at end of year (in thousands)	447,734	469,488	484,028	494,584	499,306
Accumulation Fund Net Assets (in thousands)	$117,077,872	$113,675,149	$99,967,674	$95,028,020	$84,878,666
Net Assets at end of year (in thousands)	$134,559,870	$131,096,631	$115,863,689	$110,781,826	$99,624,341

*	Based on per accumulation data.

90	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

	Global Equities Account

	For the Years Ended December 31,

	2007	2006	2005	2004	2003

PER ACCUMULATION UNIT DATA:
Investment income	$2.069	$1.716	$1.641	$1.462	$1.249
Expenses	0.409	0.481	0.397	0.323	0.325

Investment income-net	1.660	1.235	1.244	1.139	0.924
Net realized and unrealized gain (loss) on total investments	8.522	14.969	6.205	8.064	16.227

Net increase (decrease) in Accumulation Unit Value	10.182	16.204	7.449	9.203	17.151
Accumulation Unit Value:
Beginning of year	101.091	84.887	77.438	68.235	51.084

End of year	$111.273	$101.091	$84.887	$77.438	$68.235

TOTAL RETURN*	10.07%	19.09%	9.62%	13.49%	33.57%
RATIOS TO AVERAGE NET ASSETS:
Expenses	0.56%	0.52%	0.50%	0.46%	0.57%
Investment income-net	1.53%	1.35%	1.57%	1.62%	1.60%
Portfolio turnover rate	108%	137%	137%	74%	140%
Accumulation Units outstanding at end of year (in thousands)	153,123	151,295	139,042	129,787	117,021
Accumulation Fund Net Assets (in thousands)	$17,038,523	$15,293,183	$11,802,797	$10,050,446	$7,984,938
Net Assets at end of year (in thousands)	$17,461,282	$15,674,197	$12,101,215	$10,311,276	$8,204,411

*	Based on per accumulation data.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	91

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND

	Growth Account

	For the Years Ended December 31,

	2007	2006	2005	2004	2003

PER ACCUMULATION UNIT DATA:
Investment income	$0.694	$0.625	$0.520	$0.672	$0.606
Expenses	0.272	0.321	0.291	0.249	0.265

Investment income-net	0.422	0.304	0.229	0.423	0.341
Net realized and unrealized gain (loss) on total investments	10.416	3.066	2.935	3.005	11.572

Net increase (decrease) in Accumulation Unit Value	10.838	3.370	3.164	3.428	11.913
Accumulation Unit Value:
Beginning of year	64.800	61.430	58.266	54.838	42.925

End of year	$75.638	$64.800	$61.430	$58.266	$54.838

TOTAL RETURN*	16.73%	5.49%	5.43%	6.25%	27.75%
RATIOS TO AVERAGE NET ASSETS:
Expenses	0.55%	0.52%	0.50%	0.45%	0.54%
Investment income-net	0.60%	0.49%	0.39%	0.77%	0.70%
Portfolio turnover rate	127%	109%	87%	65%	76%
Accumulation Units outstanding at end of year (in thousands)	180,671	181,824	194,004	196,256	197,453
Accumulation Fund Net Assets (in thousands)	$13,665,686	$11,779,920	$11,917,736	$11,435,018	$10,827,972
Net Assets at end of year (in thousands)	$13,883,344	$11,985,490	$12,127,909	$11,653,744	$11,041,732

*	Based on per accumulation data.

92	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

continued

	Equity Index Account

	For the Years Ended December 31,

	2007	2006	2005	2004	2003
PER ACCUMULATION UNIT DATA:

Investment income	$1.806	$1.636	$1.441	$1.400	$1.073
Expenses	0.383	0.385	0.325	0.256	0.278

Investment income-net	1.423	1.251	1.116	1.144	0.795
Net realized and unrealized gain (loss) on total investments	3.050	11.332	3.320	6.954	15.521

Net increase (decrease) in Accumulation Unit Value	4.473	12.583	4.436	8.098	16.316
Accumulation Unit Value:
Beginning of year	95.210	82.627	78.191	70.093	53.777

End of year	$99.683	$95.210	$82.627	$78.191	$70.093

TOTAL RETURN*	4.70%	15.23%	5.67%	11.55%	30.34%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.47%	0.43%	0.41%	0.36%	0.46%
Investment income-net	1.39%	1.39%	1.40%	1.60%	1.33%
Portfolio turnover rate	9%	10%	7%	3%	3%
Accumulation Units outstanding at end of year (in thousands)	112,608	115,880	116,883	112,708	103,603
Accumulation Fund Net Assets (in thousands)	$11,225,072	$11,033,065	$9,657,753	$8,812,812	$7,261,874
Net Assets at end of year (in thousands)	$11,473,551	$11,282,570	$9,877,486	$9,018,989	$7,432,047

*	Based on per accumulation data.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	93

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND

	Bond Market Account

	For the Years Ended December 31,

	2007	2006	2005	2004	2003

PER ACCUMULATION UNIT DATA:
Investment income	$4.260	$3.990	$3.437	$3.265	$2.946
Expenses	0.315	0.373	0.342	0.292	0.347

Investment income-net	3.945	3.617	3.095	2.973	2.599
Net realized and unrealized ain (loss) on total investments	0.806	(0.467)	(1.414)	0.015	0.377

Net increase (decrease) in Accumulation Unit Value	4.751	3.150	1.681	2.988	2.976
Accumulation Unit Value: Beginning of year	79.532	76.382	74.701	71.713	68.737

End of year	$84.283	$79.532	$76.382	$74.701	$71.713

TOTAL RETURN*	5.97%	4.12%	2.25%	4.17%	4.33%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.51%	0.48%	0.45%	0.40%	0.49%
Investment income-net	4.86%	4.69%	4.09%	4.07%	3.69%
Portfolio turnover rate	174%	219%	275%	100%	164%
Accumulation Units outstanding at end of year (in thousands)	88,915	78,203	73,664	70,239	73,111
Accumulation Fund
Net Assets (in thousands)	$7,494,047	$6,219,211	$5,626,558	$5,246,934	$5,243,017
Net Assets at end of year (in thousands)	$7,679,796	$6,394,833	$5,797,417	$5,415,938	$5,408,805

*	Based on per accumulation data.

94	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

continued

	Inflation-Linked Bond Account

	For the Years Ended December 31,

	2007	2006	2005	2004	2003

PER ACCUMULATION UNIT DATA:
Investment income	$2.618	$1.560	$2.657	$2.028	$1.764
Expenses	0.186	0.228	0.194	0.166	0.193

Investment income-net	2.432	1.332	2.463	1.862	1.571
Net realized and unrealized gain (loss) on total investments	2.695	(1.339)	(1.316)	1.497	1.395

Net increase (decrease) in Accumulation Unit Value	5.127	(0.007)	1.147	3.359	2.966
Accumulation Unit Value: Beginning of year	46.436	46.443	45.296	41.937	38.971

End of year	$51.563	$46.436	$46.443	$45.296	$41.937

TOTAL RETURN*	11.04%	(0.01%)	2.53%	8.01%	7.61%

RATIOS TO AVERAGE NET ASSETS:
Expenses	0.50%	0.49%	0.43%	0.39%	0.48%
Investment income-net	5.00%	2.83%	5.47%	4.34%	3.93%
Portfolio turnover rate	13%	23%	24%	110%	240%
Accumulation Units outstanding at end of year (in thousands)	90,526	77,482	82,764	72,643	57,499
Accumulation Fund Net Assets (in thousands)	$4,667,794	$3,597,035	$3,843,780	$3,290,430	$2,411,323
Net Assets at end of year (in thousands)	$4,829,833	$3,743,762	$4,000,328	$3,424,643	$2,522,182

*	Based on per accumulation data.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	95

FINANCIAL HIGHLIGHTS

COLLEGE RETIREMENT EQUITIES FUND

	Social Choice Account

	For the Years Ended December 31,

	2007	2006	2005	2004	2003

PER ACCUMULATION UNIT DATA:
Investment income	$4.165	$3.687	$2.987	$2.883	$2.418
Expenses	0.492	0.535	0.465	0.377	0.422

Investment income-net	3.673	3.152	2.522	2.506	1.996
Net realized and unrealized gain (loss) on total investments	2.371	8.412	2.877	6.473	14.293

Net increase (decrease) in Accumulation Unit Value	6.044	11.564	5.399	8.979	16.289
Accumulation Unit Value: Beginning of year	125.522	113.958	108.559	99.580	83.291

End of year	$131.566	$125.522	$113.958	$108.559	$99.580

TOTAL RETURN*	4.81%	10.15%	4.97%	9.02%	19.56%
RATIOS TO AVERAGE NET ASSETS:
Expenses	0.48%	0.45%	0.42%	0.37%	0.47%
Investment income-net	2.81%	2.65%	2.29%	2.46%	2.22%
Portfolio turnover rate	60%	84%	97%	37%	41%
Accumulation Units outstanding at end of year (in thousands)	67,773	67,385	66,154	62,316	57,111
Accumulation Fund Net Assets (in thousands)	$8,916,563	$8,457,623	$7,538,737	$6,764,931	$5,687,041
Net Assets at end of year (in thousands)	$9,197,041	$8,732,896	$7,794,417	$7,001,614	$5,893,322

*	Based on per accumulation data.

96	2007 Annual Report ▪ College Retirement Equities Fund	See notes to financial statements

concluded

	Money Market Account

	For the Years Ended December 31,

	2007	2006	2005	2004	2003

PER ACCUMULATION UNIT DATA:
Investment income	$1.258	$1.169	$0.726	$0.307	$0.264
Expenses	0.092	0.098	0.090	0.078	0.097

Investment income-net	1.166	1.071	0.636	0.229	0.167
Net realized and unrealized gain (loss) on total investments	(0.004)	—	0.003	(0.006)	(0.004)

Net increase (decrease) in Accumulation Unit Value	1.162	1.071	0.639	0.223	0.163
Accumulation Unit Value: Beginning of year	23.734	22.663	22.024	21.801	21.638

End of year	$24.896	$23.734	$22.663	$22.024	$21.801

TOTAL RETURN*	4.90%	4.73%	2.90%	1.02%	0.75%
RATIOS TO AVERAGE NET ASSETS:
Expenses	0.45%	0.43%	0.41%	0.36%	0.45%
Investment income-net	4.79%	4.64%	2.86%	1.05%	0.77%
Accumulation Units outstanding at end of year (in thousands)	468,749	392,914	316,665	297,573	305,732
Accumulation Fund Net Assets (in thousands)	$11,669,831	$9,327,073	$7,176,389	$6,553,688	$6,665,202
Net Assets at end of year (in thousands)	$11,921,685	$9,570,517	$7,406,045	$6,781,310	$6,907,760

*	Based on per accumulation data.

See notes to financial statements	College Retirement Equities Fund ▪ 2007 Annual Report	97

NOTES TO FINANCIAL STATEMENTS

COLLEGE RETIREMENT EQUITIES FUND

Note 1—significant accounting policies

The purpose of the College Retirement Equities Fund (“CREF”), as stated in its charter, is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing its employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end management investment company. It consists of eight investment portfolios: the Stock, Global Equities, Growth, Equity Index, Bond Market, Inflation-Linked Bond, Social Choice and Money Market Accounts (individually referred to as the “Account” or collectively referred to as the “Accounts”). The Stock Account commenced operations on July 1, 1952; the Global Equities and Equity Index Accounts commenced operations on April 1, 1992; the Growth Account commenced operations on April 4, 1994; the Social Choice and Bond Market Accounts commenced operations on March 1, 1990; the Inflation-Linked Bond Account commenced operations on January 13, 1997; and the Money Market Account commenced operations on April 1, 1988. The financial statements were prepared in accordance with U.S. generally accepted accounting principles (GAAP), which may require the use of estimates made by management. Actual results may vary from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts.

Valuation of investments: Equity securities listed or traded on a national securities exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price, or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Money market instruments (other than those in the Money Market Account), with maturities of one year or less, are valued in the same manner as debt securities or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. Money market instruments in the Money Market Account with a remaining maturity of 60 days or less are valued on an amortized cost basis, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at their net asset value on the valuation date. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Futures contracts are valued at the last sale price as of the close of business on the board of trade or exchange on which they are traded.

98	2007 Annual Report ▪ College Retirement Equities Fund

Portfolio securities for which market quotations are not readily available are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

Trading in securities on most foreign exchanges and over the counter markets is normally completed before the close of the domestic stock market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Account’s net assets is calculated, such securities may be valued at fair value in accordance with procedures adopted by the Board. The Accounts have retained an independent fair value pricing service to assist in the fair valuation process for the Accounts that primarily invest in international securities.

Accumulation and Annuity Fund: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear the mortality risk under their contracts.

Accounting for investments: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are based on the identified cost basis.

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Foreign taxes: The Accounts may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Accounts will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the current Accounts invest.

Mortgage dollar roll transactions: The Accounts may enter into mortgage dollar rolls in which the Accounts sell mortgage-backed securities for delivery and contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Account forgoes principal and interest paid on the securities. The Accounts’ policy is to record the dollar rolls

College Retirement Equities Fund ▪ 2007 Annual Report	99

NOTES TO FINANCIAL STATEMENTS

using “to be announced” mortgage-backed securities as purchase and sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the trade date of the sale transaction. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its dollar rolls commitments. In addition, the Accounts may receive compensation that is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Accounts engage in dollar rolls for the purpose of enhancing their yields.

Cash: The Accounts may hold cash in their accounts with the custodian. The Accounts, throughout the year, may have a cash overdraft balance. A fee is incurred on this overdraft.

Repurchase agreements: The Accounts may enter into repurchase agreements with qualified institutions. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Account’s agreement to resell such securities at a mutually-agreed upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Accounts will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Accounts maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Foreign currency transactions and translation: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effect of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

100	2007 Annual Report ▪ College Retirement Equities Fund

continued

Forward foreign currency contracts: The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Accounts are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract. Forward foreign currency contracts will be used primarily to protect the Accounts from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of an Account’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency contract would limit the risk of loss due to a decline in the value of a particular currency; however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of assets and liabilities. There were no open forward foreign currency contracts at December 31, 2007.

Securities lending: The Accounts may lend portfolio securities to qualified financial institutions and brokers. By lending investment securities, the Account attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral. Under the lending arrangement with State Street Bank & Trust Company (“State Street”), each Account receives a fee. The Stock and Global Equities Account (international lending only) are guaranteed a fee regardless of their securities lending activity. The other Accounts, (excluding the Money Market Account), will receive a specified percentage of the securities lending income generated by State Street. The value of the loaned securities and the liability related to return the cash collateral received are reflected on the Statements of Assets and Liabilities.

The loans are secured by collateral equal to 102% of the market value of the securities loaned for U.S. securities and 105% of the market value of securities loaned for foreign securities. The cash collateral for the Stock and Global Equity Accounts (domestic securities only) is invested in the Stock Separate Collateral Account and the Global Separate Collateral Account, respectively, which are both managed by State Street. The Growth and Equity Index Accounts are invested in the State Street Navigator Securities Lending Portfolio according to the securities lending agreement. The cash collateral for the Stock and Global Equities Accounts (international securities) along with the Social Choice Account (equities only) is invested in short term instruments by TIAA-CREF Investment Management, LLC according to the securities lending agreement. The cash collateral for the Social Choice Account (fixed-income securities) along with the Bond Market and the

College Retirement Equities Fund ▪ 2007 Annual Report	101

NOTES TO FINANCIAL STATEMENTS

Inflation-Linked Bond Accounts are invested in short term instruments by the Bank of New York according to the securities lending agreement. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Accounts before the end of the following business day.

Futures contracts: The Accounts may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sales price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts, that a change in the value of the contract may not correlate with a change in the value of the underlying securities, or that the counterparty to a contract may default on its obligation to perform.

Securities purchased on a when-issued or delayed-delivery basis: The Accounts may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time an Account enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.

In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Accounts to greater risk that such transactions may not be consummated.

Treasury Inflation-Indexed Securities: The Social Choice Account, Bond Market Account and Inflation-Linked Bond Account may invest in Treasury Inflation-Indexed Securities (“TIIS”), which are specially structured bonds in which the principal amount is adjusted periodically for inflation, as measured by the U.S. Consumer Price Index for All Urban Consumers (“CPI-U”). The adjustments for

102	2007 Annual Report ▪ College Retirement Equities Fund

continued

interest income due to inflation are reflected in the interest income on the Statements of Operations. The principal amount of a TIIS investment can go down in times of negative inflation. However, the U.S. Treasury guarantees that the final principal payment at maturity will not be less than the original principal amount of the bond.

Restricted securities: Restricted securities held by the Accounts, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

Federal income taxes: CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

Investment transactions with affiliates: The Accounts may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Indemnification: In the normal course of business, each Account enters into contracts that contain a variety of representations and warranties and which provide general indemnities. An Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Accounts’ Trust organizational documents, the Trustees and Officers of CREF are indemnified against certain liabilities that may arise out of their duties to CREF. However, based on experience, the Accounts expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—management agreements

Investment advisory services for the Accounts are provided by TIAA-CREF Investment Management, LLC (“Investment Management”) in accordance with an Investment Management Service Agreement. Investment Management is a registered investment adviser and a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”), a companion organization of CREF.

Administrative services and distribution functions, pursuant to a 12b-1 plan, for the CREF Accounts are provided by TIAA-CREF Individual & Institutional Services, LLC (“Services”) in accordance with a Principal Underwriting and Administrative Services Agreement with CREF. Services, a wholly-owned subsidiary of TIAA, is a registered broker-dealer and member of the Financial Industry Regulatory Authority (“FINRA”).

The services provided by Investment Management and Services are provided at cost. Investment Management and Services receive fee payments from the CREF Accounts on a daily basis according to formulas established each year with the

College Retirement Equities Fund ▪ 2007 Annual Report	103

NOTES TO FINANCIAL STATEMENTS

objective of keeping the estimated expenses as close as possible to each Account’s actual expenses. Any differences between actual expenses and the estimated expenses remitted are adjusted quarterly.

The Trustees of the Accounts, all of whom are independent, receive remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation.

TIAA deducts a mortality and expense charge from CREF in an amount equal to 0.005% on an annual basis of the net assets of each Account pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement. Under the terms of this agreement, TIAA guarantees that CREF participants transferring funds to TIAA for the immediate purchase of lifetime payout annuities will not be charged more than the rate stipulated in the CREF contract. There were no payments made by TIAA under this agreement for the year ended December 31, 2007.

Note 3—investments

At December 31, 2007, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for each of the Accounts, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation	)

Stock Account	$24,449,644,450	$8,127,561,043	$16,322,083,407
Global Equities Account	$2,254,724,249	$957,803,205	$1,296,921,044
Growth Account	$1,955,690,218	$499,694,928	$1,455,995,290
Equity Index Account	$3,874,233,877	$701,115,418	$3,173,118,459
Bond Market Account	$123,552,094	$62,101,503	$61,450,591
Inflation-Linked Bond Account	$229,576,821	$2,333	$229,574,488
Social Choice Account	$2,007,158,168	$308,164,143	$1,698,994,025
Money Market Account	$1,143,268	$3,091,092	$(1,947,824)

104	2007 Annual Report ▪ College Retirement Equities Fund

continued

At December 31, 2007, Equity Index Account held the following open futures contracts:

	Number of Contracts	Market Value	Expiration Date	Unrealized (Depreciation )

Equity Index Account
E-mini S&P 500 Index	91	$6,721,260	March 2008	$(99,725)
E-mini Mid 400 Index	9	$778,320	March 2008	$(16,264)
E-mini Russell 2000 Index	11	$849,420	March 2008	$(23,462)

				$(139,451)

At December 31, 2007, Growth Account held the following open futures contracts:

	Number of Contracts	Market Value	Expiration Date	Unrealized (Depreciation)

Growth Account
E-mini S&P 500 Index	1,545	$114,113,700	March 2008	$(1,459,467)

Companies in which the Accounts held 5% or more of the outstanding voting shares are considered “affiliated companies” of the Accounts pursuant to the Investment Company Act of 1940. Additionally, investments in other investment companies advised by Investment Management or affiliated entities may be deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

College Retirement Equities Fund ▪ 2007 Annual Report	105

NOTES TO FINANCIAL STATEMENTS	continued

Issue	Value at December 31, 2006		Purchase Cost	Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at December 31, 2007	Value at December 31, 2007

Stock Account
Adams Respiratory Therapeutics, Inc	$	**	$—	$25,951,977	$(3,466,463)	$—	$—	—	$	*
CMGI, Inc		**	89,692	—	—	7	—	293,690		3,844,402
Daishin Securities Co		**	—	—	—	—	—	1,000,000		6,450,000
Digital Garage, Inc		20,717,415	1,269,655	—	—	—	—	12,231		22,772,663
First NIS Regional Fund SICAV		15,984	—	—	—	—	—	1,598,400		15,984
GEA Group AG.		214,534,602	—	17,534,262	3,755,113	—	—	—		*
HealthSouth Corp		107,190,966	57,964,674	51,216,238	(14,837,442)	7	—	4,478,079		94,039,659
Information Development Co		3,311,591	19,629	—	—	62,793	4,396	431,900		2,493,627
Intelligent Wave, Inc		13,702,752	306,708	108,993	(47,958)	70,522	4,937	16,201		4,234,608
Lone Star Technologies		91,076,783	136,552	35,527,830	(4,467,603)	—	—	—		*
MPM Bioventures II		**	—	—	—	—	—	21,967,242		12,086,377
Playmates Holdings Ltd		11,693,577	108,871	744,051	(472,314)	687,589	—	—		*
Risa Partners, Inc		30,190,446	762,178	4,857,432	1,372,890	—	—	—		*
Shanghai Forte Land Co		32,443,552	16,385	9,669,700	2,664,709	—	—	—		*
Skyline Venture Partners		**	—	—	—	—	—	4,126,206		3,695,430
Solomon Systech International Ltd		25,687,764	1,854,197	10,126,317	(5,751,498)	—	—	—		*

			$62,528,541	$155,736,800	$(21,250,566)	$820,918	$9,333			$149,632,750

Global Equities Account
Panva Gas Holdings	$	**	$1,883,414	$361,702	$(100,689)	$—	$—	—	$	*
Saic, Inc		97,288,369	—	96,243,284	(3,000,952)	$—	$—	—		*

			$1,883,414	$96,604,986	$(3,101,641)	$—	$—			$—

Growth Account
Keryx Biopharmaceuticals		$37,822,620	$—	$10,045,898	$(7,028,585)	$—	$—	—	$	*

			$—	$10,045,898	$(7,028,585)	$—	$—			$—

Bond Market Account
TIAA-CREF High-Yield Bond Fund		$4,147,626	$97,441	$—	$—	$97,441	$—	—	$	*
TIAA-CREF Institutional High-Yield Fund II		**	226,997	—	—	226,997	—	443,851		4,305,350

			$324,438	$—	$—	$324,438	$—			$4,305,350

*	Not an Affiliate as of December 31, 2007.

**	Not an Affiliate as of December 31, 2006.

Purchases and sales of portfolio securities, excluding short-term government securities and money market instruments, for the Accounts for the year ended December 31, 2007, were as follows:

	Stock Account	Global Equities Account	Growth Account	Equity Index Account	Bond Market Account	Inflation-Linked Bond Account	Social Choice Account

Purchases:
Non-Government	$67,406,561,166	$18,593,153,177	$16,301,916,618	$1,095,107,063	$1,710,343,132	$—	$1,579,807,737
Government	149,981,750	—	—	—	10,092,835,731	1,209,893,411	3,997,561,465

Total Purchases	$67,556,542,916	$18,593,153,177	$16,301,916,618	$1,095,107,063	$11,803,178,863	$1,209,893,411	$5,577,369,202

Sales:
Non-Government	$72,427,091,111	$18,088,164,316	$16,428,580,492	$1,290,366,861	$1,237,962,387	$—	$1,223,134,775
Government	299,863,905	—	—	—	9,429,441,414	512,604,949	4,002,185,496

Total Sales	$72,726,955,016	$18,088,164,316	$16,428,580,492	$1,290,366,861	$10,667,403,801	$512,604,949	$5,225,320,271

106	2007 Annual Report ▪ College Retirement Equities Fund	College Retirement Equities Fund ▪ 2007 Annual Report	107

NOTES TO FINANCIAL STATEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 establishes for all entities, including pass-through entities such as CREF, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including what jurisdiction the entity may be taxable in), and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has evaluated the application of FIN 48 to the Accounts’ financial statements for the period ended December 31, 2007. There was no material impact to the financial statements or disclosures as a result of adopting this pronouncement.

Note 4—accumulation units

Changes in the number of Accumulation Units outstanding were as follows:

	Stock Account		Global Equities Account

	For the Year Ended December 31,

	2007	2006	2007	2006

Accumulation Units:
Credited for premiums	14,678,238	16,883,685	9,088,302	10,031,965
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(36,432,903)	(31,423,916)	(7,259,809)	2,221,256
Outstanding:
Beginning of year	469,488,316	484,028,547	151,294,832	139,041,611

End of year	447,733,651	469,488,316	153,123,325	151,294,832

	Growth Account		Equity Index Account

	For the Year Ended December 31,

	2007	2006	2007	2006

Accumulation Units:
Credited for premiums	12,779,334	15,948,285	7,739,115	8,816,726
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	(13,931,829)	(28,128,966)	(11,011,546)	(9,819,785)
Outstanding:
Beginning of year	181,823,521	194,004,202	115,880,124	116,883,183

End of year	180,671,026	181,823,521	112,607,693	115,880,124

108	2007 Annual Report ▪ College Retirement Equities Fund

continued

	Bond Market Account		Inflation-Linked Bond Account

	For the Year Ended December 31,

	2007	2006	2007	2006

Accumulation Units:
Credited for premiums	5,917,963	5,946,001	5,797,664	6,532,389
Credited (cancelled) for transfers, disbursements and amounts applied to the Annuity Fund	4,794,011	(1,406,371)	7,246,452	(11,815,100)
Outstanding:
Beginning of year	78,203,414	73,663,784	77,481,756	82,764,467

End of year	88,915,388	78,203,414	90,525,872	77,481,756

	Social Choice Account		Money Market Account

	For the Year Ended December 31,

	2007	2006	2007	2006

Accumulation Units:
Credited for premiums	4,461,911	4,973,236	46,265,833	40,173,945
Credited (cancelled) for transfers,disbursements and amounts applied to the Annuity Fund	(4,074,193)	(3,741,940)	29,569,160	36,074,930
Outstanding:
Beginning of year	67,384,885	66,153,589	392,913,867	316,664,992

End of year	67,772,603	67,384,885	468,748,860	392,913,867

Note 5—line of credit

Each of the Accounts, except the Bond Market and Money Market Accounts, participate in a $1.5 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of participant withdrawals. Certain affiliated accounts and mutual funds, each of which is managed by Investment Management, or an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Account. Interest associated with any borrowing under the facility is charged to the borrowing Accounts at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Accounts are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the year ended December 31, 2007, there were no borrowings under this credit facility by the Accounts.

College Retirement Equities Fund ▪ 2007 Annual Report	109

NOTES TO FINANCIAL STATEMENTS	concluded

Note 6—new accounting pronouncements

In September 2006, FASB also issued Statement of Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). This new standard applies to all entities that follow U.S. GAAP and their valuation techniques for assets and liabilities. SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP, and expands disclosures about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Accounts’ financial statements.

110	2007 Annual Report ▪ College Retirement Equities Fund

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Participants of College Retirement Equities Fund:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Account, Global Equities Account, Growth Account, Equity Index Account, Bond Market Account, Inflation-Linked Bond Account, Social Choice Account and Money Market Account (constituting the College Retirement Equities Fund, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion. The financial highlights which were included in the financial statements for each of the years in the two years ended December 31, 2004, were audited by other auditors whose report dated February 25, 2005 expressed an unqualified opinion on those financial statements.

PricewaterhouseCoopers LLP
New York, New York
February 21, 2008

College Retirement Equities Fund ▪ 2007 Annual Report 111

2007 ANNUAL MEETING (UNAUDITED)

COLLEGE RETIREMENT EQUITIES FUND

Trustees

The results below were certified by ComputerShare Fund Services, Inc., independent tabulator for the College Retirement Equities Fund.

On July 17, 2007, at an annual meeting of participants, the following persons were elected to serve on the Board:

Nominee	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Forrest Berkley	$32,813,636,214.82	94.552	$824,271,778.61	2.375	$1,066,387,030.44	3.073

Nancy A. Eckl	32,721,283,350.67	94.286	919,154,437.26	2.649	1,063,857,235.94	3.065

Eugene Flood, Jr.	32,844,882,627.81	94.642	808,114,530.36	2.329	1,051,297,865.70	3.029

Howell E. Jackson	32,814,388,890.49	94.554	832,377,727.81	2.398	1,057,528,405.57	3.047

Nancy L. Jacob	32,816,925,443.79	94.562	871,000,934.44	2.510	1,016,368,645.64	2.929

Bridget A. Macaskill	32,764,037,273.37	94.409	906,994,576.56	2.613	1,033,263,173.94	2.977

James M. Poterba	33,000,233,709.25	95.090	683,416,119.02	1.969	1,020,645,195.60	2.941

Maceo K. Sloan	32,621,289,899.29	93.998	1,000,389,962.60	2.883	1,082,615,161.98	3.120

Laura T. Starks	32,957,440,383.63	94.966	733,233,122.82	2.113	1,013,621,517.42	2.921

Forrest Berkley, Nancy A. Eckl, Eugene Flood, Jr., Howell E. Jackson, Nancy L. Jacob, Bridget A. Macaskill, James M. Poterba, Maceo K. Sloan and Laura T. Starks continued in office.

Independent registered public accounting firm

CREF participants also ratified PricewaterhouseCoopers LLP to serve as the Accounts’ independent registered public accounting firm:

Account	Dollars for	Percent	Dollars against	Percent	Dollars abstain	Percent

Overall CREF Accounts	$33,185,897,607.15	95.625	$592,179,170.21	1.706	$926,218,246.51	2.669

112     2007 Annual Report ▪ College Retirement Equities Fund

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND

Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/1954	Trustee	One-year term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990-2005) and Head of Global Product Management (2003-2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003-2005).	61	Director and member of the Investment Committee, the Maine Coast Heritage Trust and the Boston Athaneum, and Director, Appalachain Mountain Club.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/1962	Trustee	One year term. Trustee since September 2007.	Former Vice President (1990-2006), American Beacon Advisors, Inc. and Vice President of certain funds advised by American Beacon Advisors, Inc.	61

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc. and Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/1955	Trustee	One-year term. Trustee since 2005.	President, and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	61	None

College Retirement Equities Fund ▪ 2007 Annual Report	113

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND

Disinterested trustees—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with CREF	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustees

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	One year term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners (since September 2007). Formerly Chief Operating Officer, DDJ Capital Management (2003-2006); and Executive Vice President (2000-2002), Senior Vice President (1995-2000) and Vice President (1992-1995), Fidelity Investments.	61	None

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/1954	Trustee	One-year term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Vice Dean for Budget (2003-2006) and on the faculty (since 1989) of Harvard Law School.	61	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/1943	Chairman of the Board, Trustee	One-year term. Trustee since 1979.	President and Founder (since October 2006) of NLJ Advisors, Inc. (investment advisor). Formerly, President and Managing Principal, Windermere Investment Associates (1997-June 2006), Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994-1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993-1997).	61	Director and Chairman of the Investment Committee of the Okabena Company (financial services).

114	2007 Annual Report ▪ College Retirement Equities Fund

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	One-year term. Trustee since 2003.	Principal, BAM Consulting LLC (since 2003), Independent Consultant for Merrill Lynch (since 2003). Formerly, Chairman, Oppenheimer Funds, Inc. (2000-2001). Chief Executive Officer (1995-2001); President (1991-2000); and Chief Operating Officer (1989-1995) of that firm.	61	Director, Prudential plc, Scottish & Newcastle plc (brewer), Federal National Mortgage Association (Fannie Mae), International Advisory Board, and British-American Business Council.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	One-year term. Trustee since 2006.	Head (since 2006) and Associate Head (1994-2000 and 2001-2006) Economics Department, Massachusetts Institute of Technology (MIT), Mitsui Professor of Economics, MIT (1996-present). Program Director, National Bureau of Economic Research (since 1990).	61	The Jeffrey Company and Jeflion Company (unregistered investment companies)

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Trustee	One-year term. Trustee since 1991.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, CEO and CIO, NCM Capital Management Group, Inc. (since 1991); and Chairman and CEO, NCM Capital Advisers Inc. (since 2003).	61	Director, SCANA Corporation (energy holding company) and M&F Bancorp, Inc.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	One-year term. Trustee since 2006.

Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002-present), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (2000-present); Professor, University of Texas at Austin (1987-present); Fellow, Financial Management Association (2002-present). Associate Dean for Research (2001-2002), Associate Director of Research, the Center for International Business Education and Research, University of Texas at Austin (2002-2003) and Director of the Bureau of Business Research, University of Texas at Austin (2001-2002).

				61	None

College Retirement Equities Fund ▪ 2007 Annual Report	115

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Herbert M. Allison, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 8/2/43	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2002.

Chairman, President and Chief Executive Officer of TIAA and President and Chief Executive Officer of CREF and TIAA Separate Account VA-1 (since 2002). Formerly, President and Chief Executive Officer of TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (2002-2/2007). President and Chief Executive Officer of Alliance for Lifelong Learning, Inc. (2000-2002), President, Chief Operating Officer and Member of the Board of Directors of Merrill Lynch & Co., Inc. (1997-1999).

Mary (Maliz) E. Beams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/29/56	Executive Vice President	One-year term. Executive Vice President since July 2007.

Executive Vice President of TIAA (since July 2007) and of TIAA-CREF Institutional Mutual Funds, CREF, TIAA-CREF Life Funds and TIAA Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since September 2007). Manager, President and Chief Executive Officer, TIAA-CREF Individual & Institutional Services, LLC (since July 2007); Senior Managing Director and Head of Wealth Management Group, TIAA (since 2004). Formerly Partner, Spyglass Investments (2002-2003); Partner and Managing Director, President of Global Business Development for the Mutual Fund Group and Head of International Mutual Fund and Offshore Business of Zurich Scudder Investments; and Head of U.S. Scudder Direct Retail Business and Chief Executive Officer of Scudder Brokerage (1997-2002).

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since February 2008.

Chief Compliance Officer of the TIAA-CREF Fund Complex, Vice President and Advisor Chief Compliance Officer of TIAA, and Chief Compliance Officer of Advisors and Investment Management. Formerly, Managing Director/Director of Global Compliance, AIG Global Investment Group (2000-2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998-2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997-1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994-1997); and Enforcement Staff Attorney, U.S. Securities and Exchange Commission (1988-1994).

116	2007 Annual Report ▪ College Retirement Equities Fund

Gary Chinery TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/28/49	Vice President and Treasurer	One-year term. Vice President and Treasurer since 2004.

Vice President and Treasurer of TIAA, CREF and TIAA Separate Account VA-1 (since 2004), Vice President (since 2004) and Treasurer (2004-2007) of TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds. Vice President and Treasurer of Teachers Advisors, Inc. (“Advisors”), TIAA-CREF Investment Management, LLC (“Investment Management”), TIAA-CREF Individual Institutional Services, LLC (“Services”), Teachers Personal Investors Services, Inc. (“TPIS”), TIAA-CREF Tuition Financing, Inc. (“Tuition Financing”), TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and TCT Holdings, Inc.

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	Executive Vice President	One-year term. Executive Vice President since 1997.

Principal Executive Officer and President of TIAA-CREF Institutional Mutual Funds and TIAA-CREF Life Funds (since 2007); Executive Vice President (since 1999) and Head of Asset Management (since 2006) of TIAA, CREF and TIAA Separate Account VA-1. Director of TPIS (since 2006) and Advisors (since 2004). President and Chief Executive Officer of Investment Management and Advisors, and Manager of Investment Management (since 2004). Executive Vice President and Head of Asset Management of the TIAA-CREF Mutual Funds (2006-2007). Formerly, Manager of TIAA Realty Capital Management, LLC (2004-2006), Chief Investment Officer of TIAA (2004-2006) and the TIAA-CREF Funds Complex (2003-2005).

I. Steven Goldstein TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/24/52	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President of TIAA and the TIAA-CREF Funds Complex (since 2003). Formerly, Director of TIAA-CREF Life (2003-2006); Advisor for McKinsey & Company (2003); Vice President, Corporate Communications for Dow Jones & Co. and The Wall Street Journal (2001-2002); and Senior Vice and Chief Communications Officer for Insurance Information Institute (1993-2001).

George W. Madison TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/17/53	Executive Vice President and General Counsel	One-year term. Executive Vice President and General Counsel since 2003.

Executive Vice President and General Counsel of TIAA and the TIAA-CREF Fund Complex (since 2003). Formerly, Executive Vice President, Corporate Secretary, and General Counsel of Comerica Incorporated (1997-2003).

Erwin W. Martens TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/18/56	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President of TIAA and the TIAA-CREF Funds Complex (since 2003). Director of Advisors, TPIS, and Manager of Investment Management. Formerly, Managing Director and Chief Risk Officer, Putnam Investments (1999-2003); and Head and Deputy Head of Global Market Risk Management, Lehman Brothers (1997-1999).

College Retirement Equities Fund ▪ 2007 Annual Report	117

MANAGEMENT (UNAUDITED)	concluded

TRUSTEES AND OFFICERS OF THE COLLEGE RETIREMENT EQUITIES FUND

Executive officers—concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One year-term. Executive Vice President since 2003.

Executive Vice President of TIAA and the TIAA-CREF Funds Complex (since 2003), and head of Corporate Services (since 2006). Formerly Director, TIAA-CREF Life (2003-2006); First Vice President and Head of Human Resources, International Private Client Division and Global Debt Markets, Merrill Lynch & Co. (1999-2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998-1999

Marjorie Pierre-Merritt TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/28/66	Vice President and Acting Corporate Secretary	One year term. Vice President and Acting Corporate Secretary since September 2007.

Vice President and Acting Corporate Secretary of TIAA and the TIAA-CREF Fund Complex (since September 2007); Assistant Corporate Secretary of TIAA (2006-2007); Assistant Corporate Secretary of The Dun & Bradstreet Corporation (2003-2006); and Counsel, The New York Times Company (2001-2003).

Georganne C. Proctor TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 10/25/56	Executive Vice President and Chief Financial Officer	One year term. Executive Vice President and Chief Financial Officer since 2006.

Executive Vice President and Chief Financial Officer of TIAA, CREF and TIAA Separate Account VA-1 (since 2006). Manager and Executive Vice President of Investment Management, Director and Vice President of TPIS and Advisors (since 2006). Formerly Executive Vice President and Chief Financial Officer of Life Funds, TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds (2006–2/2007); Executive Vice President, Finance, Golden West Financial Corporation (2002-2006) and Senior Vice President, Chief Financial Officer and Director, Bechtel Group, Inc. (1999-2002).

Cara L. Schnaper TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 2/13/54	Executive Vice President	One-Year Term. Executive Vice President since February 2008.

Executive Vice President, Technology and Operations of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since February 2008). Formerly, Principal, Market Resolve, LLC (2006-February 2008); and Head, Middle Office, Investment Banking (2000-2002), Head, Technology and Operations, Equities (1999-2000) and Chief Operating Officer Technology and Operations, Emerging Markets, Foreign Exchange and Commodities (1997-1999), JP Morgan Chase & Co.

118	2007 Annual Report ▪ College Retirement Equities Fund

Bertram L. Scott TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/26/51	Executive Vice President	One-year term. Executive Vice President since 2000.

Executive Vice President of TIAA and the TIAA-CREF Funds Complex (since 2006). Director and President of TIAA-CREF Enterprises, Inc. (since 2000). Formerly, Executive Vice President, Product Management of TIAA and TIAA-CREF Funds Complex (2000-2005); President and Chief Executive Officer, Horizon Mercy (1996-2000).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President (since 2006). Director of Tuition Financing and Manager of Services. President and CEO, TIAA-CREF Redwood, LLC. Formerly Senior Vice President, Pension Products (2003-2006), Vice President, Support Services (1998-2003), of TIAA and the TIAA-CREF Funds Complex.

Please note that CREF’s Statement of Additional Information (SAI) includes additional information about CREF’s trustees and is available, without charge, through our website, www.tiaa-cref.org or by telephone at 877 518-9161.

College Retirement Equities Fund ▪ 2007 Annual Report	119

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After-tax annuities and life insurance

877 825-0411
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FOR HEARING- OR SPEECH-IMPAIRED PARTICIPANTS

800 842-2755
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Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059
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TIAA-CREF TRUST COMPANY, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001
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888 842-0318
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For historical and current performance information for CREF variable annuity accounts, for the TIAA Real Estate Account, or for any of our products, visit the TIAA-CREF website at www.tiaa-cref.org, or call 800 842-2776. A Form 10-K Annual Report and Form 10-Q Quarterly Reports for the TIAA Real Estate Account are available on request.

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. Please call 877 518-9161, or visit www.tiaa-cref.org, for a prospectus that contains this and other information. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products. TIAA-CREF Investment Management serves as investment manager to CREF. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Brokerage Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Trust Company, FSB, provides trust services.

©2008 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

730 Third Avenue
New York, NY 10017-3206

Printed on recycled paper C40631	A10922 2/08

Item 2. Code of Ethics.

2(a) The Board of Trustees of the College Retirement Equities Fund (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee.

3(a)(2) Maceo K. Sloan is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,315,000 and $1,300,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2007 and December 31, 2006, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $834,000, respectively.

4(c) Tax Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for all other services to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2007 and December 31, 2006, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

          The Registrant’s audit committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2007 and December 31, 2006 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2007 and December 31, 2006, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $0 and $0, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audited Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

COLLEGE RETIREMENT EQUITIES FUND
STOCK ACCOUNT
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 0.00%**

U.S. TREASURY SECURITIES - 0.00%**
$ 325,000		United States Treasury Note	5.000%	02/15/11	$343
		TOTAL U.S. TREASURY SECURITIES			343

		TOTAL GOVERNMENT BONDS			343
		(Cost $321 )

SHARES

MUTUAL FUNDS - 0.00%**
1,598,400	a,m,v*	First NIS Regional Fund SICAV			16
75,000		Hang Seng Investment Index Funds Series - H-Share Index ETF			1,551

		TOTAL MUTUAL FUNDS			1,567
		(Cost $4,132)

PREFERRED STOCKS - 0.12%

INSTRUMENTS AND RELATED PRODUCTS - 0.00%**
26,341		Fresenius SE			2,191
		TOTAL INSTRUMENTS AND RELATED PRODUCTS			2,191

REAL ESTATE - 0.00%**
9,247,920	m,v*	Ayala Land, Inc			22
		TOTAL REAL ESTATE			22

SECURITY AND COMMODITY BROKERS - 0.12%
70,000	v*	Goldman Sachs Group, Inc			65,118
50,000	g,v*	Morgan Stanley			46,400
5,000,000	v*	UBS AG. Jersey			46,395
		TOTAL SECURITY AND COMMODITY BROKERS			157,913

TRANSPORTATION BY AIR - 0.00%**
4,533	*	Malaysian Airline System BHD			1
		TOTAL TRANSPORTATION BY AIR			1

		TOTAL PREFERRED STOCKS			160,127
		(Cost $172,296)

COMMON STOCKS - 99.55%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.00%**
161,081		Centrais Eletricas Brasileiras S.A.			2,166
131,817		Centrais Eletricas Brasileiras S.A.			1,699
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS			3,865

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
AGRICULTURAL PRODUCTION-CROPS - 0.00%**
250,081	e*	Chiquita Brands International, Inc	$4,599
9,700	e	Cresud S.A. (ADR)	193
324,000		PT Gudang Garam Tbk	293
		TOTAL AGRICULTURAL PRODUCTION-CROPS	5,085

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
132,065	e	Cal-Maine Foods, Inc	3,504
217,497	e	Pilgrim's Pride Corp	6,296
2,014	e	Seaboard Corp	2,961
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	12,761

AGRICULTURAL SERVICES - 0.02%
17,263		AWB Ltd	44
62,748	e*	Cadiz, Inc	1,318
1,864,000		Chaoda Modern Agriculture	1,688
571,913		Yara International ASA	26,490
		TOTAL AGRICULTURAL SERVICES	29,540

AMUSEMENT AND RECREATION SERVICES - 0.76%
2,321,223	*	Activision, Inc	68,940
816,148	e	Aristocrat Leisure Ltd	8,062
500		Aruze Corp	19
301,919	e*	Bally Technologies, Inc	15,011
669,300		Berjaya Sports Toto BHD	1,022
7,277	e*	bwin Interactive Entertainment	283
1,990,000		China Travel International Inv HK	1,312
45,523		Churchill Downs, Inc	2,457
5,208,000		Dore Holdings Ltd	1,202
77,860	e	Dover Downs Gaming & Entertainment, Inc	876
8		Fields Corp	10
11,168,959	*	Galaxy Entertainment Group Ltd	10,499
771,845		Harrah's Entertainment, Inc	68,501
14,044		IG Group Holdings plc	113
188,563		International Speedway Corp (Class A)	7,765
2,139		Intralot S.A.-Integrated Lottery Systems & Services	42
186,344		Ladbrokes plc	1,199
99,213	e*	Lakes Entertainment, Inc	688
242,731	*	Leapfrog Enterprises, Inc	1,634
7,129,000		Leisure & Resorts World Corp	383
163,851	e*	Life Time Fitness, Inc	8,140
395,823	e*	Live Nation, Inc	5,747
20,966	e	Lottomatica S.p.A.	768
218,261	e*	Magna Entertainment Corp	212
271,940	e*	Marvel Entertainment, Inc	7,264
3,185,424	*	Melco PBL Entertainment Macau Ltd (ADR)	36,823
123,933	e*	MTR Gaming Group, Inc	842
142,243	e*	Multimedia Games, Inc	1,186
406,100		Multi-Purpose Holdings BHD	285
7,574,000		NagaCorp Ltd	2,477
414,144		Nintendo Co Ltd	248,008
61,079		OPAP S.A.	2,449
38,300	e	Oriental Land Co Ltd	2,311

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
369,807		Paddy Power plc	$12,171
349,067		PartyGaming plc	201
403,360	*	Penn National Gaming, Inc	24,020
329,536	*	Pinnacle Entertainment, Inc	7,764
725,101		Publishing & Broadcasting Ltd	2,674
111,890		Rank Group plc	203
3,854,600		Resorts World BHD	4,522
22,350,000	*	Rexcapital Financial Holdings Ltd	4,271
810		Round One Corp	1,617
141,600	e	Sega Sammy Holdings, Inc	1,766
475,770	e*	Six Flags, Inc	966
330,574	e	Sky City Entertainment Group Ltd	1,170
74,755	e	Speedway Motorsports, Inc	2,323
547,385	e	TABCORP Holdings Ltd	7,104
256,146		Tanjong plc	1,433
1,271,856	e	Tattersall's Ltd	4,456
10,000		Tokyo Dome Corp	53
89,290	e*	Town Sports International Holdings, Inc	854
15		USJ Co Ltd	10
700		Valor Co Ltd	9
12,716,808		Walt Disney Co	410,499
332,982	e	Warner Music Group Corp	2,018
994,322	e*	Westwood One, Inc	1,979
114,773		William Hill plc	1,198
654,735	e*	WMS Industries, Inc	23,989
114,511		World Wrestling Entertainment, Inc	1,690
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,025,490

APPAREL AND ACCESSORY STORES - 0.53%
593,417		Abercrombie & Fitch Co (Class A)	47,456
506,605	*	Aeropostale, Inc	13,425
983,638		American Eagle Outfitters, Inc	20,430
397,057	*	AnnTaylor Stores Corp	10,149
394,800		Aoyama Trading Co Ltd	10,284
126,147	e	Bebe Stores, Inc	1,622
1,171,200		Belle International Holdings Ltd	1,769
257,805		Brown Shoe Co, Inc	3,911
94,005		Buckle, Inc	3,102
588,381		Burberry Group plc	6,670
74,070	*	Cache, Inc	692
293,391	*	Carter's, Inc	5,677
169,802	e*	Casual Male Retail Group, Inc	880
237,928	e	Cato Corp (Class A)	3,726
136,417	e*	Charlotte Russe Holding, Inc	2,203
738,823	e*	Charming Shoppes, Inc	3,997
736,811	*	Chico's FAS, Inc	6,653
122,920	e*	Children's Place Retail Stores, Inc	3,187
192,326	e	Christopher & Banks Corp	2,202
72,598	e*	Citi Trends, Inc	1,121
362,574	*	Collective Brands, Inc	6,305
360,592	*	Dress Barn, Inc	4,511
89,465	e*	DSW, Inc (Class A)	1,678
179,893	e*	Eddie Bauer Holdings, Inc	1,142

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
40,100	e	Fast Retailing Co Ltd	$2,864
267,364	*	Finish Line, Inc (Class A)	647
583,796		Foot Locker, Inc	7,975
130,951		Foschini Ltd	925
7,634,486		Gap, Inc	162,462
831,100		Giordano International Ltd	399
725,620	*	Hanesbrands, Inc	19,715
517,498		Hennes & Mauritz AB (B Shares)	31,507
293,366	*	HOT Topic, Inc	1,707
190,946		Inditex S.A.	11,731
536,801	e*	J Crew Group, Inc	25,879
165,287	e*	Jo-Ann Stores, Inc	2,162
102,596	e*	JOS A Bank Clothiers, Inc	2,919
453,491		Just Group Ltd	1,852
3,100		KappAhl Holding AB	41
2,417,444	*	Kohl's Corp	110,719
1,328,175		Limited Brands, Inc	25,142
6,389		Lotte Shopping Co Ltd	2,819
1,387		Macintosh Retail Group NV	47
118,227	*	New York & Co, Inc	754
2,329,536		Nordstrom, Inc	85,564
389,197	e*	Pacific Sunwear Of California, Inc	5,492
660,500		Ports Design Ltd	2,304
1,679,500		PT Ramayana Lestari Sentosa Tbk	152
580,932		Ross Stores, Inc	14,854
58,181	e*	Shoe Carnival, Inc	821
14,924		Specialty Fashion Group Ltd	22
255,783		Stage Stores, Inc	3,786
37,875	e	Syms Corp	572
154,135	e	Talbots, Inc	1,822
412,234		Truworths International Ltd	1,629
132,211	e*	Tween Brands, Inc	3,501
129,627	e*	Under Armour, Inc (Class A)	5,661
459,528	*	Urban Outfitters, Inc	12,527
398,005	*	Wet Seal, Inc (Class A)	927
531,104		Woolworths Holdings Ltd	1,243
		TOTAL APPAREL AND ACCESSORY STORES	715,935

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
568,300	e	Asics Corp	8,190
5,000		Benetton Group S.p.A.	90
1,357,000		C C Land Holdings Ltd	1,977
73,826	e	Columbia Sportswear Co	3,255
53,648		Companhia de Tecidos Norte de Minas - Coteminas	310
4,900		Daidoh Ltd	60
78,436	*	G-III Apparel Group Ltd	1,158
222,848		Guess ?, Inc	8,444
108,700		Gunze Ltd	480
173,006	*	Gymboree Corp	5,270
332,328	e	Jones Apparel Group, Inc	5,314
167,923	e	Kellwood Co	2,794
514,500		Li Ning Co Ltd	1,917
474,640	e	Liz Claiborne, Inc	9,659

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
68,065	e*	Lululemon Athletica, Inc	$3,224
156,662	*	Maidenform Brands, Inc	2,120
2,900	m,v	Marzotto S.p.A.	16
366,414		Mitsubishi Rayon Co Ltd	1,781
1,800		New Wave Group AB (B Shares)	19
226,124		Nisshinbo Industries, Inc	2,767
107,400		Onward Kashiyama Co Ltd	1,102
255,169		Phillips-Van Heusen Corp	9,406
632,635		Polo Ralph Lauren Corp	39,090
710,167	e*	Quiksilver, Inc	6,093
16,900		Shimamura Co Ltd	1,442
11,394		Tokyo Style Co Ltd	115
160,006		Toyobo Co Ltd	325
73,138	e*	True Religion Apparel, Inc	1,561
391,109		VF Corp	26,854
53,600	e	Wacoal Holdings Corp	702
256,339	*	Warnaco Group, Inc	8,921
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	154,456

AUTO REPAIR, SERVICES AND PARKING - 0.08%
423,013		Aisin Seiki Co Ltd	17,645
54,638	e*	Amerco, Inc	3,589
143,337	e*	Dollar Thrifty Automotive Group, Inc	3,394
412,288	e*	Exide Technologies	3,298
1,537,358	*	Hertz Global Holdings, Inc	24,428
24,000		Ichikoh Industries Ltd	57
10,000		Kayaba Industry Co Ltd	58
1,000		Koito Manufacturing Co Ltd	14
87,160	e*	Midas, Inc	1,278
90,866		Monro Muffler, Inc	1,771
446,629		NOK Corp	9,495
1,070		Northgate plc	16
2,169		Park24 Co Ltd	17
224,060		Ryder System, Inc	10,533
760		Sixt AG.	34
1,310		Sixt AG.	43
100,350		Standard Chartered plc	3,732
45,113	*	Standard Parking Corp	2,187
114,029		Sumitomo Rubber Industries, Inc	1,019
3,027,653	e	T RAD Co Ltd	19,432
216,622	*	Wright Express Corp	7,688
12,000		Yokohama Rubber Co Ltd	72
		TOTAL AUTO REPAIR, SERVICES AND PARKING	109,800

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.15%
751,814		Advance Auto Parts	28,561
116,584		Asbury Automotive Group, Inc	1,755
607,446	*	Autonation, Inc	9,513
563,628	*	Autozone, Inc	67,585
135,513		Barloworld Ltd	2,135
8,000		Bosch Corp	39
2,963		Brembo S.p.A.	47
132,417		Canadian Tire Corp (Class A)	9,955

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
892,398	e*	Carmax, Inc	$17,625
383,785	*	Copart, Inc	16,330
232,819	e*	CSK Auto Corp	1,166
148,000		Fuji Heavy Industries Ltd	691
550		Gulliver International Co Ltd	38
2,903		Halfords Group plc	17
363,134		Inchcape plc	2,736
93,718	e	Lithia Motors, Inc (Class A)	1,287
24,348		Lookers Plc	56
97,203	e*	MarineMax, Inc	1,507
45,164		MOL Hungarian Oil and Gas plc	6,398
489,357	*	O'Reilly Automotive, Inc	15,870
268,622	e	Penske Auto Group, Inc	4,690
188,106	e*	Rush Enterprises, Inc (Class A)	3,420
176,683		Sonic Automotive, Inc (Class A)	3,420
240,321		Super Group Ltd	408
418,353		Suzuki Motor Corp	12,620
740	e*	TravelCenters of America LLC	9
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	207,878

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.31%
316,000		Anhui Conch Cement Co Ltd	2,750
91,857	e*	Builders FirstSource, Inc	663
401,364	e*	Central Garden and Pet Co (Class A)	2,151
590,386	e	Fastenal Co	23,863
3,104		Grafton Group plc	25
8,661,337		Home Depot, Inc	233,336
3,100		Keiyo Co Ltd	18
1,022,214		Kingfisher plc	2,963
6,575,788		Lowe's Cos, Inc	148,744
1,000		Nice Holdings, Inc	3
153,170	*	RONA, Inc	2,646
45,221		Travis Perkins plc	1,084
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	418,246

BUSINESS SERVICES - 6.11%
2,418,409	*	3Com Corp	10,931
69,493	e*	3D Systems Corp	1,073
254,061	e	Aaron Rents, Inc	4,888
257,931		ABM Industries, Inc	5,259
153,113	e*	Acacia Research (Acacia Technologies)	1,375
4,716,851		Accenture Ltd (Class A)	169,948
28	e*	Access Co Ltd	128
35,042	e	Acciona S.A.	11,110
195,515	e*	ACI Worldwide, Inc	3,723
457,948	*	Actuate Corp	3,558
328,162		Acxiom Corp	3,849
670,021		Adecco S.A.	36,249
168,602		Administaff, Inc	4,768
4,881,417	*	Adobe Systems, Inc	208,583
91,928	e*	Advent Software, Inc	4,973
79,759		Aegis Group plc	186
500		Aeon Delight Co Ltd	9

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,196,410	*	Affiliated Computer Services, Inc (Class A)	$53,958
63,880		Aggreko plc	678
116,752	e	Aircastle Ltd	3,074
701,357	*	Akamai Technologies, Inc	24,267
8,200	*	Aladdin Knowledge Systems	214
362,479	e*	Alliance Data Systems Corp	27,182
120,147	e	Alpha Systems, Inc	2,538
914,944	*	Amdocs Ltd	31,538
147,648	e*	American Reprographics Co	2,433
183,464	*	AMN Healthcare Services, Inc	3,150
145,430	*	Ansoft Corp	3,759
490,418	*	Ansys, Inc	20,333
168,362	e	Arbitron, Inc	6,999
452,701	e*	Ariba, Inc	5,048
636,399	e*	Art Technology Group, Inc	2,749
18,200		Asatsu-DK, Inc	510
617,422	*	Aspen Technology, Inc	10,015
18,076		Asseco Poland S.A.	540
70,366	e	Asset Acceptance Capital Corp	732
31,600	e*	athenahealth, Inc	1,138
58,064	*	Atos Origin S.A.	3,001
1,581,413	*	Autodesk, Inc	78,691
2,875,548		Automatic Data Processing, Inc	128,048
257,356	*	Autonomy Corp plc	4,529
238,172		Autostrade S.p.A.	9,029
3,958		Aveva Group plc	76
534,384	*	Avis Budget Group, Inc	6,947
311,058	*	Avocent Corp	7,251
3,729		Axon Group Plc	39
38,603		B2W Companhia Global Do Varejo	1,540
58,176	e*	Bankrate, Inc	2,798
60,620	e	Barrett Business Services	1,092
2,527,924	*	BEA Systems, Inc	39,891
1,165,286	e*	BearingPoint, Inc	3,298
235		Bechtle AG.	9
246,080		Blackbaud, Inc	6,900
155,617	e*	Blackboard, Inc	6,264
31,903	*	BladeLogic, Inc	943
215,552	*	Blue Coat Systems, Inc	7,085
1,394,692	*	BMC Software, Inc	49,707
16,614		Boom Logistics Ltd	27
433,120	e*	Borland Software Corp	1,304
108,771	e*	Bottomline Technologies, Inc	1,523
419,480	e*	BPZ Energy, Inc	4,690
296,209		Brady Corp (Class A)	10,394
202,186		Brink's Co	12,079
932		Brunel International	22
30,248	*	Business Objects S.A.	1,849
1,855,100		CA, Inc	46,285
235,787	*	CACI International, Inc (Class A)	10,556
1,225,054	*	Cadence Design Systems, Inc	20,838
141,500		Capcom Co Ltd	3,616
57,395	e*	Capella Education Co	3,757

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
35,311	e*	Cavium Networks, Inc	$813
349,821	e*	CBIZ, Inc	3,432
270,716	e*	Cerner Corp	15,268
825,819	*	CGI Group, Inc (Class A)	9,698
122,901	*	Check Point Software Technologies	2,699
2,389		Cheil Communications, Inc	720
60,000	*	China LotSynergy Holdings Ltd	7
355,682	*	ChoicePoint, Inc	12,954
312,397	*	Chordiant Software, Inc	2,671
338,923	*	Ciber, Inc	2,071
76,371	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	1,153
852,533	*	Citrix Systems, Inc	32,405
71,775	e*	Clayton Holdings, Inc	371
170,873	e*	Clear Channel Outdoor Holdings, Inc (Class A)	4,726
293,690	e*	CMGI, Inc	3,844
818,915	e*	CNET Networks, Inc	7,485
1,895	v	Coates Hire Ltd	11
285,657	*	Cogent Communications Group, Inc	6,773
235,287	e*	Cogent, Inc	2,623
272,943		Cognex Corp	5,500
1,327,322	*	Cognizant Technology Solutions Corp (Class A)	45,049
107,230	*	Cognos, Inc	6,206
186,469	e*	Commvault Systems, Inc	3,949
153,696		Compass Diversified Trust	2,290
47,162	e	Computer Programs & Systems, Inc	1,072
1,821,321	*	Computer Sciences Corp	90,101
892,081		Computershare Ltd	7,739
1,234,562	*	Compuware Corp	10,963
122,710	*	COMSYS IT Partners, Inc	1,936
226,538	e*	Concur Technologies, Inc	8,203
9,000	*	Constant Contact Inc	193
778,923	*	Convergys Corp	12,821
806,000		COSCO Pacific Ltd	2,150
100,883	e*	CoStar Group, Inc	4,767
8,437		CPL Resources plc	59
1,750		Cramo Oyj	44
328,335	*	CSG Systems International, Inc	4,833
7,147		CSK Holdings Corp	232
324,043		Ctrip.com International Ltd (ADR)	18,623
408,483	*	Cybersource Corp	7,259
20,960	e	Dassault Systemes S.A.	1,241
17,200	*	Data Domain, Inc	453
179,607	*	DealerTrack Holdings, Inc	6,011
11,100	*	Deltek, Inc	169
306,020		Deluxe Corp	10,065
487		Dena Co Ltd	2,354
1,445		Dentsu, Inc	3,829
24,300	*	Dice Holdings, Inc	194
217,294	e*	Digital River, Inc	7,186
101,818	*	DivX, Inc	1,425
95,099	*	Double-Take Software, Inc	2,066
473,447	e*	DST Systems, Inc	39,083
1,401,310	*	DynCorp International, Inc (Class A)	37,667

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
14,346	e	eAccess Ltd	$8,925
764,573	e*	Earthlink, Inc	5,406
7,134,463	*	eBay, Inc	236,793
154,502	e*	Echelon Corp	3,189
246,697	*	Eclipsys Corp	6,244
1,040		Econtext, Inc	1,164
99,361	e	Electro Rent Corp	1,476
1,454,148	*	Electronic Arts, Inc	84,937
3,802,845		Electronic Data Systems Corp	78,833
177,447	e*	Elpida Memory, Inc	6,163
15,200	*	Eneserve Corp	55
311,448	*	Epicor Software Corp	3,669
168,977	e*	EPIQ Systems, Inc	2,942
630,313		Equifax, Inc	22,918
195,388	e*	Equinix, Inc	19,748
156,563	e*	eSpeed, Inc (Class A)	1,769
472,876	e*	Evergreen Energy, Inc	1,055
120,574	e*	ExlService Holdings, Inc	2,783
949,145	*	Expedia, Inc	30,012
1,661,225		Experian Group Ltd	13,128
343,640	*	F5 Networks, Inc	9,801
220,663		Factset Research Systems, Inc	12,291
246,396	e	Fair Isaac Corp	7,922
218,965	e*	FalconStor Software, Inc	2,466
1,093	e	Fidec Corp	1,145
883,932		Fidelity National Information Services, Inc	36,763
37,666	e*	First Advantage Corp (Class A)	620
908,994	*	Fiserv, Inc	50,440
122,321	e*	Focus Media Holding Ltd (ADR)	6,949
86,801	*	Forrester Research, Inc	2,432
113,488		FTD Group, Inc	1,462
5,060	e	FUJI SOFT, Inc	80
1,941,990		Fujitsu Ltd	13,090
16,997		Fuyo General Lease Co Ltd	450
382,303	*	Gartner, Inc	6,713
127,331	*	Gerber Scientific, Inc	1,375
314,882	*	Getty Images, Inc	9,132
160,286	e	Gevity HR, Inc	1,233
234,587	e*	Global Cash Access, Inc	1,422
150,595	e*	Global Sources Ltd	4,250
560	e	Goodwill Group, Inc	72
1,478,755	*	Google, Inc (Class A)	1,022,530
6		Gourmet Navigator, Inc	12
350,000	e*	Gravity Co Ltd (ADR)	1,085
757,577		Group 4 Securicor plc	3,691
8,717	e	Gruppo Editoriale L'Espresso S.p.A.	39
4,595	e*	Guidance Software, Inc	64
95,339	e*	H&E Equipment Services, Inc	1,800
18,890		Hakuhodo DY Holdings, Inc	1,048
1,466,023		Hays plc	3,371
98,000		HCL Technologies Ltd	820
227,049	e	Healthcare Services Group	4,809
76,037	e	Heartland Payment Systems, Inc	2,038

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
122,998		Heidrick & Struggles International, Inc	$4,564
96,000	*	Hi Sun Technology China Ltd	31
1,300		Hitachi Systems & Services Ltd	29
762,396	e*	HLTH Corp	10,216
123,758	e*	HMS Holdings Corp	4,110
2,699	e*	HSW International Inc	17
199,938	*	Hudson Highland Group, Inc	1,681
296,168	e*	Hypercom Corp	1,475
85,585	e*	i2 Technologies, Inc	1,078
1,200		IBJ Leasing Co Ltd	20
38,408	e*	ICT Group, Inc	459
1,470,366		IFIL - Investments S.p.A.	13,866
125,666	*	iGate Corp	1,064
181,734	*	IHS, Inc (Class A)	11,006
23		Ikyu Corp	19
64,125	e	Imergent, Inc	679
950,473		IMS Health, Inc	21,899
385,410		Indra Sistemas S.A.	10,470
546,077	*	Informatica Corp	9,840
431,900	a	Information Development Co	2,494
187,948		Infospace, Inc	3,533
317,319		Infosys Technologies Ltd	14,249
127,090	e	Infosys Technologies Ltd (ADR)	5,765
196,721		infoUSA, Inc	1,757
124,522	e*	Innerworkings, Inc	2,149
72,013	e*	Innovative Solutions & Support, Inc	698
4,400		INTEC Holdings Ltd	59
45,184	e*	Integral Systems, Inc	1,051
16,201	a,e	Intelligent Wave, Inc	4,235
200,029		Interactive Data Corp	6,603
88,466	*	Interactive Intelligence, Inc	2,331
259,027	e*	Internap Network Services Corp	2,158
228,730	e*	Internet Capital Group, Inc	2,685
444	e	Internet Initiative Japan, Inc	1,777
4,334,544	e*	Interpublic Group of Cos, Inc	35,153
321,416	*	Interwoven, Inc	4,571
1,574,007	*	Intuit, Inc	49,754
161,805	*	inVentiv Health, Inc	5,009
296,193	e*	Ipass, Inc	1,203
833,606	*	Iron Mountain, Inc	30,860
467,676		Jack Henry & Associates, Inc	11,383
43,137		JC Decaux S.A.	1,697
180,247	*	JDA Software Group, Inc	3,688
310,529		JSR Corp	8,019
2,513,626	*	Juniper Networks, Inc	83,452
807	e	Kakaku.com, Inc	3,511
118,992		Kelly Services, Inc (Class A)	2,220
133,652	e*	Kenexa Corp	2,596
85,946	*	Keynote Systems, Inc	1,208
201,218	*	Kforce, Inc	1,962
758,105	*	Kinetic Concepts, Inc	40,604
6,419	*	KK DaVinci Advisors	5,688
146,717	e*	Knot, Inc	2,339

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
13,310	e	Konami Corp	$436
2,702		Kontron AG.	54
326,340	*	Korn/Ferry International	6,142
342,395	e	Lamar Advertising Co (Class A)	16,459
7,171		Lavendon Group Plc	68
771,482	e*	Lawson Software, Inc	7,900
117,859	e*	Limelight Networks, Inc	812
326,672	e*	Lionbridge Technologies	1,160
43,148	e*	Liquidity Services, Inc	557
194,419	*	LivePerson, Inc	1,038
1,373,840		LogicaCMG plc	3,220
151,899	*	LoJack Corp	2,553
69,763	e*	Longtop Financial Technologies Ltd (ADR)	1,652
344	e	Macromill, Inc	453
264,218	e*	Magma Design Automation, Inc	3,226
161,896	*	Manhattan Associates, Inc	4,268
628,214		Manpower, Inc	35,745
167,812	*	Mantech International Corp (Class A)	7,354
126,016	e	Marchex, Inc (Class B)	1,369
517,019	e	Mastercard, Inc (Class A)	111,262
913,940	*	McAfee, Inc	34,273
15,134	e	Meitec Corp	457
897,686	*	Mentor Graphics Corp	9,677
865,779		Michael Page International plc	4,963
3,531		Micro Focus International plc	18
53,475,988		Microsoft Corp	1,903,745
75,165	*	MicroStrategy, Inc (Class A)	7,148
176,197	e*	Midway Games, Inc	486
118,796		Misys plc	437
158,460		Mitsubishi UFJ Lease & Finance Co Ltd	5,262
377,117	e	MoneyGram International, Inc	5,796
42,604	*	Monotype Imaging Holdings, Inc	646
566,228	*	Monster Worldwide, Inc	18,346
750		Moshi Moshi Hotline, Inc	38
553,985	e*	Move, Inc	1,357
658,169	*	MPS Group, Inc	7,200
205,601	e*	MSC.Software Corp	2,671
3,406	e*	Napster, Inc	7
516,280	*	NAVTEQ Corp	39,031
713,257	*	NCR Corp	17,903
9,588	*	NCSoft Corp	501
2,383,628	e	NEC Corp	10,988
4,200		NEC Networks & System Integration Corp	53
169,653	*	Ness Technologies, Inc	1,566
246,997	e*	NetFlix, Inc	6,575
166,208	e*	NetSuite, Inc	6,512
148,384	*	Network Equipment Technologies, Inc	1,249
31,639	*	NHN Corp	7,642
211,637	e	NIC, Inc	1,786
1,300		Nippon Kanzai Co Ltd	35
109,138	e	Nippon System Development Co Ltd	1,447
365,401		Nippon Systemware Co Ltd	1,940
419,455		Nomura Research Institute Ltd	13,817

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
13,002		Northgate Information Solutions plc	$24
3,294,972	*	Novell, Inc	22,636
5,280	e	NTT Data Corp	23,490
731,701	e*	Nuance Communications, Inc	13,668
22,085		Obic Co Ltd	4,084
2,011,500		Omnicom Group, Inc	95,607
169,413	*	Omniture, Inc	5,640
202,371	*	On Assignment, Inc	1,419
122,903	e*	Online Resources Corp	1,465
30,423	*	Open Text Corp	967
532,353	e*	OpenTV Corp (Class A)	703
27,792,771	*	Oracle Corp	627,561
151,059	e	Oracle Corp Japan	6,666
9,800		Otsuka Corp	841
198,620	e*	Packeteer, Inc	1,223
742,844	*	Parametric Technology Corp	13,260
18		Pasona Group, Inc	17
275,000		PCA Corp	2,575
1,700	*	PC-Tel, Inc	12
108,921	e*	PDF Solutions, Inc	981
92,628	e	Pegasystems, Inc	1,105
118,061	e*	PeopleSupport, Inc	1,615
156,989	e*	Perficient, Inc	2,471
504,307	*	Perot Systems Corp (Class A)	6,808
217,171	*	Phase Forward, Inc	4,723
2,000	*	Phoenix Technologies Ltd	26
88,965	e	Portfolio Recovery Associates, Inc	3,529
292,300		POS Malaysia BHD	216
1,300	e*	Possis Medical Inc	19
409,798	*	Premiere Global Services, Inc	6,086
258,303	*	Progress Software Corp	8,700
10,305		Prokom Software S.A.	556
25,940		Promotora de Informaciones S.A.	487
2,200	*	PROS Holdings, Inc	43
32,790	e	Protection One, Inc	390
181,048		Public Power Corp	9,529
1,523,256		Publicis Groupe S.A.	59,641
42		PubliGroupe AG.	14
105,704		QAD, Inc	987
90,652	e	Quality Systems, Inc	2,764
401,326	*	Quest Software, Inc	7,400
185,094	e*	Radiant Systems, Inc	3,189
124,738	e*	Radisys Corp	1,671
11,400	*	RADWARE Ltd	176
70,233	e	Rakuten, Inc	34,577
3,618		Ramirent Oyj	59
15,015	e	Randstad Holdings NV	593
164,012	e*	Raser Technologies, Inc	2,436
564,275	e*	RealNetworks, Inc	3,436
795,404	e*	Red Hat, Inc	16,576
1,298		Redflex Holdings Ltd	4
36,677		Regus Group plc	60
47,625	e	Renaissance Learning, Inc	667

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
453,048	*	Rent-A-Center, Inc	$6,578
10,987	*	Retalix Ltd	175
200	*	Rewards Network Inc	1
6,120		Rightmove plc	57
86,727	e*	RightNow Technologies, Inc	1,375
52,588		Ritchie Bros Auctioneers, Inc	4,391
934,292		Robert Half International, Inc	25,263
222,268		Rollins, Inc	4,268
111,042	e*	RSC Holdings, Inc	1,394
336,103	*	S1 Corp	2,454
18,500		S1 Corp	1,115
1,633,909		Sage Group plc	7,481
805,543	*	Salesforce.com, Inc	50,499
1,261,051		SAP AG.	65,507
596,961	*	Sapient Corp	5,259
258,056		Secom Co Ltd	14,114
291,564	e*	Secure Computing Corp	2,799
140,857		Securitas AB (B Shares)	1,961
7,137		Seek Ltd	50
10,145		SGS S.A.	12,088
85,411	e*	SI International, Inc	2,346
225		SimCorp AS	45
993,032		Singapore Post Ltd	773
155,187	e*	Smith Micro Software, Inc	1,314
49,453	e	Societe Des Autoroutes Paris-Rhin-Rhone	4,844
677,525	e	Softbank Corp	14,010
145,732	e*	Sohu.com, Inc	7,945
87,388,511	e	Solomon Systech International Ltd	7,397
552		So-net Entertainment Corp	1,591
481,789	*	SonicWALL, Inc	5,165
1,451,812	e*	Sonus Networks, Inc	8,464
764		Sopra Group S.A.	61
390,618	e	Sorun Corp	2,000
367,499	e	Sotheby's	14,002
9,587	*	Sourcefire, Inc	80
478,447	*	Spherion Corp	3,483
156,088	*	SPSS, Inc	5,605
145,695		Square Enix Co Ltd	4,460
267,875	*	SRA International, Inc (Class A)	7,889
117,434	e*	Stratasys, Inc	3,034
14,933		STW Communications Group Ltd	31
13,400	e*	SuccessFactors Inc	158
4,272,905	*	Sun Microsystems Inc	77,468
532,050	*	Sybase, Inc	13,881
6,947		Sygnity S.A.	99
175,111	*	SYKES Enterprises, Inc	3,152
4,980,019	*	Symantec Corp	80,377
99,281	e*	Synchronoss Technologies, Inc	3,518
82,952	*	SYNNEX Corp	1,626
985,460	*	Synopsys, Inc	25,553
67,299	e	Syntel, Inc	2,592
158,080		Taiwan Secom Co Ltd	246
12,256,402		Taiwan-Sogo Shinkong Security Corp	11,185

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
402,525	e*	Take-Two Interactive Software, Inc	$7,427
86,986	e	TAL International Group, Inc	1,981
119,664	e*	Taleo Corp (Class A)	3,564
94,377		Tata Consultancy Services Ltd	2,580
42,444	*	TechTarget, Inc	627
37,235	*	Telelogic AB	108
248,499	*	TeleTech Holdings, Inc	5,286
104,692	*	Temenos Group AG.	2,585
1,301,900		Tencent Holdings Ltd	9,859
102,504	e	TheStreet.com, Inc	1,632
358,216	*	THQ, Inc	10,098
1,210,110	*	TIBCO Software, Inc	9,766
10,736	e*	Tiens Biotech Group USA, Inc	25
28,581	e	Tietoenator Oyj	642
39,982		TIS, Inc	695
125,845	e	TNS, Inc	2,234
252,396	e	Total System Services, Inc	7,067
146,272	e*	TradeStation Group, Inc	2,079
166,000		Transcend Information, Inc	522
44,877	e*	Travelzoo, Inc	614
370,703		Trend Micro, Inc	13,273
238,880	*	Trizetto Group, Inc	4,149
354,514	*	TrueBlue, Inc	5,133
361	*	UBISOFT Entertainment	37
131,068	e*	Ultimate Software Group, Inc	4,125
50,080	e*	Unica Corp	463
1,447,659	*	Unisys Corp	6,847
2,079		United Internet AG.	51
428,692		United Online, Inc	5,067
376,268	*	United Rentals, Inc	6,908
607		USG People NV	16
19,280		USS Co Ltd	1,199
555,275	*	Valueclick, Inc	12,160
183,389	e*	Vasco Data Security International	5,120
12,996	e*	Veraz Networks, Inc	63
973,548	*	VeriSign, Inc	36,615
138,483		Viad Corp	4,373
223,546	*	Vignette Corp	3,266
3,200	*	Virtusa Corp	55
113,845	e*	Visual Sciences, Inc	2,104
244,376	e*	VMware, Inc (Class A)	20,769
117,383	*	Vocus, Inc	4,053
83,434	e*	Volt Information Sciences, Inc	1,523
2,844,264		Waste Management, Inc	92,922
30,830	e*	WebMD Health Corp (Class A)	1,266
246,949	e*	Websense, Inc	4,193
427,193	*	Wind River Systems, Inc	3,815
9		Works Applications Co Ltd	10
10,745,497		WPP Group plc	138,393
2,194		Yahoo! Japan Corp	982
6,295,965	*	Yahoo!, Inc	146,444
24,151	*	Zee News Ltd	50
		TOTAL BUSINESS SERVICES	8,221,357

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
CHEMICALS AND ALLIED PRODUCTS - 8.97%
9,756,555		Abbott Laboratories	$547,831
73,781	b,e,m,v*	Able Laboratories, Inc	-	^
15,056	*	Ablynx NV	154
27,447	e*	Abraxis Bioscience, Inc	1,888
156,344	e*	Acadia Pharmaceuticals, Inc	1,731
187,065	e*	Acorda Therapeutics, Inc	4,108
92,082	*	Actelion Ltd	4,233
1,000	*	Active Biotech AB	9
185,613	e*	Adams Respiratory Therapeutics, Inc	11,089
6,500		ADEKA Corp	67
161,768	*	Agrium, Inc	11,747
580,015		Air Liquide	86,319
1,439,108		Air Products & Chemicals, Inc	141,939
262,000		Air Water, Inc	2,650
1,365,939		Akzo Nobel NV	109,420
10,247	*	Alapis Holding Industrial and Commercial SA of Pharmaceutical Chemical & Organi	35
136,417	*	Albany Molecular Research, Inc	1,962
414,067		Albemarle Corp	17,080
733,287		Alberto-Culver Co	17,995
28,606		Alexandria Mineral Oils Co	407
194,186	e*	Alexion Pharmaceuticals, Inc	14,570
105,706	e*	Alexza Pharmaceuticals, Inc	855
272,573		Alfa S.A. de C.V. (Class A)	1,768
18,225		Alfresa Holdings Corp	1,100
530,565	*	Alkermes, Inc	8,272
225,057	e*	Allos Therapeutics, Inc	1,416
193,930	e*	Alnylam Pharmaceuticals, Inc	5,639
253,696	*	Alpharma, Inc (Class A)	5,112
84,783	e*	AMAG Pharmaceuticals, Inc	5,098
281,112	*	American Oriental Bioengineering, Inc	3,115
97,580		American Vanguard Corp	1,693
6,338,505	*	Amgen, Inc	294,360
29,940	e*	Amicus Therapeutics, Inc	322
2,186		Amorepacific Corp	1,658
2,345		Amorepacific Corp	390
109,119	*	Animal Health International, Inc	1,342
97,288	b,e*	Aphton Corp	-	^
109,793	e*	APP Pharmaceuticals, Inc	1,128
152,720		Arch Chemicals, Inc	5,612
367,125	e*	Arena Pharmaceuticals, Inc	2,875
829	*	Arkema	54
281,387	e*	Arqule, Inc	1,632
256,082	e*	Array Biopharma, Inc	2,156
240,775	e*	Arrowhead Research Corp	910
3,004,167		Asahi Kasei Corp	20,007
161,469		Aspen Pharmacare Holdings Ltd	898
1,076,575		Astellas Pharma, Inc	46,931
1,792,436		AstraZeneca plc	77,212
406		AstraZeneca plc (ADR)	17
152,292	*	Auxilium Pharmaceuticals, Inc	4,567
159,031	e*	Aventine Renewable Energy Holdings, Inc	2,029

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
453,979		Avery Dennison Corp	$24,124
1,809,561		Avon Products, Inc	71,532
93,986	e	Balchem Corp	2,103
450,517	*	Barr Pharmaceuticals, Inc	23,922
799,056		BASF AG.	118,473
112	*	Basilea Pharmaceutica	22
24,520		Beiersdorf AG.	1,900
107,452	e*	Bentley Pharmaceuticals, Inc	1,621
26,626	e*	Biodel, Inc	619
2,284,369	*	Biogen Idec, Inc	130,026
497,377	e*	BioMarin Pharmaceuticals, Inc	17,607
383		BioMerieux	44
56,884	e*	BioMimetic Therapeutics, Inc	988
237,269	e*	Bionovo, Inc	406
8,728	*	Biota Holdings Ltd	9
358		Biotest AG.	18
340,373	e*	Biovail Corp International	4,608
114,149	e*	Bradley Pharmaceuticals, Inc	2,249
108,451		Braskem S.A.	877
9,092,220		Bristol-Myers Squibb Co	241,126
522,762		Cabot Corp	17,429
87,345	e*	Cadence Pharmaceuticals, Inc	1,298
219,227	e*	Calgon Carbon Corp	3,484
155,110		Cambrex Corp	1,300
81,433	e*	Caraco Pharmaceutical Laboratories Ltd	1,397
1,185,860		Celanese Corp (Series A)	50,186
345,526	*	Cell Genesys, Inc	795
437,092	*	Cephalon, Inc	31,366
367,971		CF Industries Holdings, Inc	40,499
261,321	*	Charles River Laboratories International, Inc	17,195
338,046	e*	Chattem, Inc	25,536
924,010		Chemtura Corp	7,207
151,068		Christian Dior S.A.	19,856
326,670	e	Chugai Pharmaceutical Co Ltd	4,679
5,000		Chugoku Marine Paints Ltd	46
386,975		Church & Dwight Co, Inc	20,924
21,722		Ciba Specialty Chemicals AG.	1,007
255,632		Cipla Ltd	1,379
9,539		Clariant AG.	89
612,564		Clorox Co	39,921
4,317,623		Colgate-Palmolive Co	336,602
642		Croda International	7
238,200	e*	Crucell NV	3,970
1,111,652		CSL Ltd	35,490
417,980	e*	Cubist Pharmaceuticals, Inc	8,573
187,804	*	Cypress Bioscience, Inc	2,071
525,341		Cytec Industries, Inc	32,351
222,012	*	Cytokinetics, Inc	1,050
601,186	e*	CytRx Corp	1,707
325,470		Daicel Chemical Industries Ltd	1,952
969,412		Daiichi Sankyo Co Ltd	29,851
2,161,099		Dainippon Ink and Chemicals, Inc	10,833
40,000	e	Dainippon Sumitomo Pharma Co Ltd	293

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
474,763	e*	Dendreon Corp	$2,953
541,761	e*	Discovery Laboratories, Inc	1,165
84,162	*	Dov Pharmaceutical, Inc	7
5,513,941		Dow Chemical Co	217,360
94,781		Dr Reddy's Laboratories Ltd	1,761
822,462		DSM NV	38,876
5,943,668		Du Pont (E.I.) de Nemours & Co	262,056
323,777	e*	Durect Corp	2,082
771,607		Dyno Nobel Ltd	1,511
526,455		Eastman Chemical Co	32,161
781,212		Ecolab, Inc	40,006
44,640		Egyptian International Pharmaceutical Industrial Co	264
215,300		Eisai Co Ltd	8,480
484,970	*	Elan Corp plc	10,488
595,870	*	Elan Corp plc (ADR)	13,097
4,558,495		Eli Lilly & Co	243,378
146,417	*	Elizabeth Arden, Inc	2,980
27,767	e*	Emergent Biosolutions, Inc	141
334,392	e*	Encysive Pharmaceuticals, Inc	284
111,620		Engro Chemical Pakistan Ltd	481
333,962	e*	Enzon Pharmaceuticals, Inc	3,183
627,171		Estee Lauder Cos (Class A)	27,351
369,640		Eternal Chemical Co Ltd	401
265,000		Fauji Fertilizer Co Ltd	511
264,390		Ferro Corp	5,481
22,272		Fertilizantes Fosfatados S.A.	997
295,840		FMC Corp	16,138
2,246,727	*	Forest Laboratories, Inc	81,893
2,969,235		Formosa Plastics Corp	8,340
130,595	*	Freeworld Coatings Ltd	202
766		Fuchs Petrolub AG.	68
3,967,978	*	Genentech, Inc	266,132
350	*	Genmab AS	21
355,142	e*	GenVec, Inc	522
1,494,009	*	Genzyme Corp	111,214
200,532	e	Georgia Gulf Corp	1,328
375,343	e*	Geron Corp	2,132
6,154,807	*	Gilead Sciences, Inc	283,183
7,203,096		GlaxoSmithKline plc	183,390
161		GlaxoSmithKline plc (ADR)	8
101,892		Glenmark Pharmaceuticals Ltd	1,541
1,102,000		Global Bio-Chem Technology Group Co Ltd	334
31,660	e*	GlobeTel Communications Corp	3
2,198		Grifols S.A.	50
74,754	e*	GTx, Inc	1,073
17,488		H Lundbeck AS	473
607,765		H.B. Fuller Co	13,644
340,580	e*	Halozyme Therapeutics, Inc	2,422
4,431		Hanmi Pharm Co Ltd	786
43,790		Hanwha Chemical Corp	865
74,000		Haw Par Corp Ltd	366
56,218		Henkel KGaA	3,159
636,504		Hercules, Inc	12,316

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
822		Hikma Pharmaceuticals plc	$8
639,664		Hindustan Lever Ltd	3,468
2,700		Hisamitsu Pharmaceutical Co, Inc	82
700		Hogy Medical Co Ltd	30
11,051		Honam Petrochemical Corp	1,246
701,296	*	Hospira, Inc	29,903
739,276	e*	Human Genome Sciences, Inc	7,718
629,147		Huntsman Corp	16,169
91,811	e*	Idenix Pharmaceuticals, Inc	248
275,206	*	Idexx Laboratories, Inc	16,135
249,516	*	ImClone Systems, Inc	10,729
433,929	*	Immucor, Inc	14,749
747,643	v	Imperial Chemical Industries plc	9,927
57,277		Incitec Pivot Ltd	5,889
300,667	e*	Indevus Pharmaceuticals, Inc	2,090
118,591	e	Innophos Holdings, Inc	1,765
147,492		Innospec, Inc	2,531
32,181	e	Inter Parfums, Inc	578
208,732	e*	InterMune, Inc	2,782
331,393		International Flavors & Fragrances, Inc	15,950
505,079	e*	Inverness Medical Innovations, Inc	28,375
479,513	*	Invitrogen Corp	44,791
14,000	*	Ishihara Sangyo Kaisha Ltd	27
367,286		Israel Chemicals Ltd	4,677
220,756	e*	Javelin Pharmaceuticals, Inc	826
2,100	e*	Jazz Pharmaceuticals, Inc	31
26,248		K+S AG.	6,246
76,737	e	Kaiser Aluminum Corp	6,099
6,000		Kaken Pharmaceutical Co Ltd	42
32,144		Kansai Paint Co Ltd	233
437,029		Kao Corp	13,144
1,518,094	e*	Keryx Biopharmaceuticals, Inc	12,752
2,327,595	*	King Pharmaceuticals, Inc	23,835
1,418,227		Kingboard Chemical Holdings Ltd	8,439
111,987		Koppers Holdings, Inc	4,842
91,837		Kose Corp	2,446
19,104	e	Kronos Worldwide, Inc	333
982,000		Kuraray Co Ltd	11,946
9,000		KUREHA CORP	48
240,868	e*	KV Pharmaceutical Co (Class A)	6,874
124,815		Kyowa Hakko Kogyo Co Ltd	1,334
189		La Seda de Barcelona S.A. (Class B)	-	^
186,168	*	Landec Corp	2,495
1,964		Lanxess AG.	96
43,064		LG Chem Ltd	4,122
7,714		LG Household & Health Care Ltd	1,599
476,476	e	Ligand Pharmaceuticals, Inc (Class B)	2,301
86,801		Linde AG.	11,479
14,000		Lion Corp	67
14,202		Lonza Group AG.	1,724
224,812		L'Oreal S.A.	32,205
630,129		Lubrizol Corp	34,128
189,222		Makhteshim-Agan Industries Ltd	1,737

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
300		Mandom Corp	$8
99,116	e	Mannatech, Inc	626
240,398	e*	MannKind Corp	1,914
38,157	*	MAP Pharmaceuticals Inc	668
197,449	e*	Martek Biosciences Corp	5,841
1,450		Meda AB (A Shares)	18
662,785	e*	Medarex, Inc	6,906
94,919		Mediceo Paltac Holdings Co Ltd	1,406
276,149	*	Medicines Co	5,291
350,440	e	Medicis Pharmaceutical Corp (Class A)	9,101
112,527	e*	Medivation, Inc	1,620
16,703,979		Merck & Co, Inc	970,668
19,405		Merck KGaA	2,505
230,157		Meridian Bioscience, Inc	6,923
326,791		Methanex Corp	9,125
466,404	*	MGI Pharma, Inc	18,903
1,299,500	*	Millennium Pharmaceuticals, Inc	19,467
114,972		Minerals Technologies, Inc	7,697
253,851	e*	Minrad International, Inc	825
500		Miraca Holdings, Inc	12
760,154		Mitsubishi Chemical Holdings Corp	5,838
315,081		Mitsubishi Gas Chemical Co, Inc	3,102
4,426,414		Mitsui & Co Ltd	93,707
1,000		Mochida Pharmaceutical Co Ltd	9
7,173	e*	Molecular Insight Pharmaceuticals, Inc	65
121,191	e*	Momenta Pharmaceuticals, Inc	865
3,635,737		Monsanto Co	406,075
1,130,638	*	Mosaic Co	106,664
8,532,176	e*	Mylan Laboratories, Inc	119,962
486,901	e*	Nabi Biopharmaceuticals	1,758
753,586		Nalco Holding Co	18,222
3,871,821		Nan Ya Plastics Corp	10,266
126,180	e*	Nastech Pharmaceutical Co, Inc	480
103,581		Natura Cosmeticos S.A.	989
648,850	*	NBTY, Inc	17,778
215,069	e*	Neurocrine Biosciences, Inc	976
288	*	NeuroSearch AS	18
97,522	e	NewMarket Corp	5,431
677	*	NicOx S.A.	11
485,550	e	Nippon Chemiphar Co Ltd	2,486
25,429		Nippon Kayaku Co Ltd	166
5,000		Nippon Shinyaku Co Ltd	46
20,446		Nippon Shokubai Co Ltd	197
12,000		Nippon Soda Co Ltd	49
7,000		Nippon Valqua Industries Ltd	22
21,429		Nissan Chemical Industries Ltd	280
47,100	e	NL Industries, Inc	538
11,000		NOF Corp	44
98,729		Nova Chemicals Corp	3,228
27,477	e*	Novacea, Inc	82
5,174,463		Novartis AG.	283,826
110,000		Novartis AG. (ADR)	5,974
159,165	e*	Noven Pharmaceuticals, Inc	2,209

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
990,452		Novo Nordisk AS (Class B)	$65,058
12,667		Novozymes AS (B Shares)	1,446
150,321		Nufarm Ltd	1,870
7,796	*	Obagi Medical Products, Inc	143
468,822		Olin Corp	9,062
177,556	*	OM Group, Inc	10,217
4,180		Omega Pharma S.A.	292
2,300	*	Omnova Solutions Inc	10
72,567	e*	Omrix Biopharmaceuticals, Inc	2,521
27,400		Ono Pharmaceutical Co Ltd	1,280
319,937	e*	Onyx Pharmaceuticals, Inc	17,795
3,151		OPG Groep NV	88
245,834	e*	OraSure Technologies, Inc	2,185
39,030	e*	Orexigen Therapeutics, Inc	556
306,820		Oriental Union Chemical Corp	372
3,708		Oriola-KD Oyj (B Shares)	16
247,733		Orion Oyj (Class B)	5,806
386,196	e*	OSI Pharmaceuticals, Inc	18,734
69,317	e*	Osiris Therapeutics, Inc	833
162,303	e*	Pacific Ethanol, Inc	1,333
179,671	*	Pain Therapeutics, Inc	1,905
243,611	e*	Par Pharmaceutical Cos, Inc	5,847
156,988	*	Parexel International Corp	7,583
477,854	e*	PDL BioPharma, Inc	8,372
122,456	e*	Penwest Pharmaceuticals Co	716
521,645		Perrigo Co	18,263
118,457	e*	PetMed Express, Inc	1,433
34,734,146		Pfizer, Inc	789,507
159,005	e*	PharMerica Corp	2,207
139,104	*	Pharmion Corp	8,744
29,829	*	Pharmos Corp	10
566,261	*	PolyOne Corp	3,726
118,654	e*	Poniard Pharmaceuticals, Inc	523
145,637	e*	Pozen, Inc	1,748
944,113		PPG Industries, Inc	66,305
2,141,207		Praxair, Inc	189,946
227,184	e*	Prestige Brands Holdings, Inc	1,699
17,447,615		Procter & Gamble Co	1,281,004
125,051	e*	Progenics Pharmaceuticals, Inc	2,260
7,638	*	Protalix BioTherapeutics, Inc	26
366,400		PTT Chemical PCL	1,349
2,898		PZ Cussons plc	12
235,514	e*	Quidel Corp	4,585
329,427		Ranbaxy Laboratories Ltd	3,556
12,000		Rasa Industries Ltd	22
2,581,466		Reckitt Benckiser Group plc	149,741
9,522		Recordati S.p.A.	85
1,213,703	e*	Revlon, Inc (Class A)	1,432
234	*	Rhodia S.A.	9
10,699		Richter Gedeon Nyrt	2,568
8,153		Roche Holding AG.	1,534
1,618,857		Roche Holding AG.	279,688
199,931	*	Rockwood Holdings, Inc	6,642

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
708,599		Rohm & Haas Co	$37,605
536,057		RPM International, Inc	10,882
253,626	e*	Salix Pharmaceuticals Ltd	1,999
1,380,263	e	Sanofi-Aventis	127,095
1,708		Sanofi-Aventis (ADR)	78
373,038	e*	Santarus, Inc	1,026
49,318		Santen Pharmaceutical Co Ltd	1,221
1,510		Sarantis S.A.	31
12,433,742		Schering-Plough Corp	331,235
203,921	e*	Sciele Pharma, Inc	4,170
198,117		Scotts Miracle-Gro Co (Class A)	7,414
275,672		Sensient Technologies Corp	7,796
791,631	*	Sepracor, Inc	20,780
1,003,338		Sherwin-Williams Co	58,234
904,800		Shin-Etsu Chemical Co Ltd	56,856
198,622		Shionogi & Co Ltd	3,511
213,298		Shire plc	4,879
24,000		Shire plc (ADR)	1,655
188,800		Shiseido Co Ltd	4,470
2,435,951		Showa Denko KK	8,722
768,453		Sigma-Aldrich Corp	41,958
5,500,000	e	Sinochem Hong Kong Holding Ltd	5,135
1,588,000		Sinopec Shanghai Petrochemical Co Ltd	980
1,038,000	*	Sinopec Yizheng Chemical Fibre Co Ltd	358
27,614	*	Skyepharma plc	7
81,030		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,465
21,680		Solvay S.A.	3,033
33,273	e*	Somaxon Pharmaceuticals, Inc	173
9	*	Sosei Co Ltd	12
2,271,244		SSL International plc	24,188
151,191		Stada Arzneimittel AG.	9,295
28,752		Stepan Co	935
900	*	Sucampo Pharmaceuticals Inc	17
2,845,120		Sumitomo Chemical Co Ltd	25,391
17,960	*	Sun Pharma Advanced Research Co Ltd	73
42,508		Sun Pharmaceuticals Industries Ltd	1,298
287,410	e*	SuperGen, Inc	1,049
94,892	e*	SurModics, Inc	5,150
418,499	e	Symbion Health Ltd	1,463
205,776		Syngenta AG.	52,437
55,547	e*	Synta Pharmaceuticals Corp	372
171,655		Taisho Pharmaceutical Co Ltd	3,304
404,000		Taiwan Fertilizer Co Ltd	991
40,127		Taiyo Nippon Sanso Corp	377
1,559,056		Takeda Pharmaceutical Co Ltd	91,689
542,327		Tanabe Seiyaku Co Ltd	5,141
224,000		Teijin Ltd	960
179,216	e*	Tercica, Inc	1,215
1,676		Tessenderlo Chemie NV	81
575,895		Teva Pharmaceutical Industries Ltd	26,573
2,295,900		Teva Pharmaceutical Industries Ltd (ADR)	106,713
772,834	e*	Theravance, Inc	15,070
329,000	e	Tokai Carbon Co Ltd	2,960

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
33,527	e	Tokuyama Corp	$337
348,663		Toray Industries, Inc	2,731
1,346,161		Tosoh Corp	5,796
1,304	*	Transgene S.A.	28
239,105	e	Tronox, Inc (Class B)	2,068
47,462	e*	Trubion Pharmaceuticals, Inc	475
278,441	e	UAP Holding Corp	10,748
2,554,123		UBE Industries Ltd	8,711
34,063		UCB S.A.	1,545
62,200	e*	Ulta Salon Cosmetics & Fragrance, Inc	1,067
11,644		United Drug plc	67
58,000	*	United Laboratories Ltd	35
119,462	*	United Therapeutics Corp	11,665
1,629,360	*	Uralkali (GDR)	60,694
573,298	g,v*	Uralkali (GDR)	21,355
56,926	*	US BioEnergy Corp	667
50,787	e*	USANA Health Sciences, Inc	1,883
630,123	e*	USEC, Inc	5,671
515,889	*	Valeant Pharmaceuticals International	6,175
403,473		Valspar Corp	9,094
140,256	e*	Vanda Pharmaceuticals, Inc	965
364,865	*	VCA Antech, Inc	16,138
182,117	e*	Verasun Energy Corp	2,783
1,050,926	*	Vertex Pharmaceuticals, Inc	24,413
4,210		Victrex plc	60
757		Virbac S.A.	76
554,587	e*	Viropharma, Inc	4,403
51,099	e*	Visicu, Inc	607
74,807		Wacker Chemie AG.	21,623
2,060,876		Wah Lee Industrial Corp	3,939
420,675	e*	Warner Chilcott Ltd (Class A)	7,459
778,014	*	Watson Pharmaceuticals, Inc	21,115
67,580	e	Westlake Chemical Corp	1,283
392,988	e*	WR Grace & Co	10,288
7,529,306		Wyeth	332,720
159,197	e*	Xenoport, Inc	8,896
707,043	*	XOMA Ltd	2,397
5,786		Yuhan Corp	1,255
63,701	e	Zeltia S.A.	569
17,626		Zentiva NV	942
27,921		Zeon Corp	168
206,311	e*	Zymogenetics, Inc	2,408
		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,064,759

COAL MINING - 0.29%
421,589	e*	Alpha Natural Resources, Inc	13,693
618,846	e	Arch Coal, Inc	27,805
10,152,700		China Coal Energy Co	31,901
2,249,500		China Shenhua Energy Co Ltd	13,444
787,194		Consol Energy, Inc	56,300
236,295		Fording Canadian Coal Trust	9,189
441,333		Gloucester Coal Ltd	2,558
684,207	e*	International Coal Group, Inc	3,667

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
100,182		Kumba Resources Ltd	$1,516
346,553		Massey Energy Co	12,389
1,000	*	Mitsui Mining Co Ltd	3
2,643,825		Peabody Energy Corp	162,965
12,447,194		PT Bumi Resources Tbk	7,951
517,348		Sasol Ltd	25,662
441,574	e	Sasol Ltd (ADR)	21,845
5,507	*	UK Coal plc	51
1,326,000		Yanzhou Coal Mining Co Ltd	2,629
		TOTAL COAL MINING	393,568

COMMUNICATIONS - 4.68%
4,701,253		Advanced Info Service PCL	13,538
79,463		AFK Sistema (GDR)	3,318
261,047	e	Alaska Communications Systems Group, Inc	3,916
36,900	*	Alvarion Ltd	351
136,429		America Movil S.A. de C.V. (ADR) (Series L)	8,375
13,639,513		America Movil S.A. de C.V. (Series L)	41,840
2,229,532	*	American Tower Corp (Class A)	94,978
184,759	e*	Anixter International, Inc	11,505
24,187	e	Antena 3 de Television S.A.	371
43,441	e*	Aruba Networks, Inc	648
35,486,291		AT&T, Inc	1,474,810
52,169		Atlantic Tele-Network, Inc	1,762
105,142	e*	Audiovox Corp (Class A)	1,304
440,385	e	Austar United Communications Ltd	613
291	*	Avanzit S.A.	2
405,469	*	Axtel SAB de CV	1,011
660,820	e	BCE, Inc	26,548
2,823,443		BEC World PCL	2,410
1,116,263	e	Belgacom S.A.	55,065
52		Bell Aliant Regional Communications Income Fund	2
809,924		Bezeq Israeli Telecommunication Corp Ltd	1,507
36,814		Brasil Telecom Participacoes S.A.	962
191,060		Brasil Telecom Participacoes S.A.	2,793
126,965		Brasil Telecom S.A.	1,302
325,061	*	Brightpoint, Inc	4,993
888,641		British Sky Broadcasting plc	10,950
9,458,496		BT Group plc	51,354
730,037		Cable & Wireless plc	2,703
883,613		Cablevision Systems Corp (Class A)	21,649
103,014		Carphone Warehouse Group plc	706
506,618	*	Carso Global Telecom SAB de CV	2,372
108,624	*	Cbeyond Communications, Inc	4,235
25,200		Cellcom Israel Ltd	800
211,462	e	Centennial Communications Corp	1,964
157,505	*	Central European Media Enterprises Ltd (Class A)	18,267
20,149	*	Central European Media Enterprises Ltd (Class A)	2,333
704,677		CenturyTel, Inc	29,216
2,426,275	e*	Charter Communications, Inc (Class A)	2,839
1,102,000	*	China Communications Services Corp Ltd	1,095
4,703,147		China Mobile Hong Kong Ltd	83,177
1,091,500		China Netcom Group Corp Hong Kong Ltd	3,283

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
9,818,111		China Telecom Corp Ltd	$7,807
2,406,538		China Unicom Ltd	5,525
3,887,488	v	Chunghwa Telecom Co Ltd	7,179
1,585,467	*	Cincinnati Bell, Inc	7,531
1,018,815	e	Citadel Broadcasting Corp	2,099
1,334,018		Citizens Communications Co	16,982
2,449,509		Clear Channel Communications, Inc	84,557
166,080	e*	Clearwire Corp (Class A)	2,277
13,983,538	*	Comcast Corp (Class A)	255,339
297,523		Compania de Telecomunicaciones de Chile S.A. (Class A)	568
134,900		Comstar United Telesystems (GDR)	1,698
131,425	e	Consolidated Communications Holdings, Inc	2,615
33,490		Cosmote Mobile Telecommunications S.A.	1,268
220,324	e*	Cox Radio, Inc (Class A)	2,677
950,641	*	Crown Castle International Corp	39,547
128,610	e*	Crown Media Holdings, Inc (Class A)	836
306,159	*	CTC Media, Inc	9,246
227,574	e*	Cumulus Media, Inc (Class A)	1,830
2,406,212		Deutsche Telekom AG.	52,840
70,884	*	DG FastChannel,Inc	1,817
527,600		Digi.Com BHD	3,957
5,416,782	*	DIRECTV Group, Inc	125,236
121,727	*	Dish TV India Ltd	316
1,937,845	*	EchoStar Communications Corp (Class A)	73,096
13	*	Ectel Ltd	-	^
34,143		Egyptian Co for Mobile Services	1,268
40,767		Elisa Oyj	1,252
798,466		Embarq Corp	39,548
63,170,658		Embratel Participacoes S.A.	238
179,348	e	Emmis Communications Corp (Class A)	690
57,998		Empresa Nacional de Telecomunicaciones S.A.	906
188,461	e	Entercom Communications Corp (Class A)	2,580
376,929	*	Entravision Communications Corp (Class A)	2,951
2,000		Epson Toyocom Corp	9
191,451	e	Fairpoint Communications, Inc	2,493
561,880	e*	FiberTower Corp	1,281
36,810	*	Fisher Communications, Inc	1,397
1,389,107	*	Foundry Networks, Inc	24,337
2,987,699		France Telecom S.A.	107,544
1,795		Freenet AG.	42
385		Fuji Television Network, Inc	638
300,283	*	General Communication, Inc (Class A)	2,627
136,272	*	GeoEye, Inc	4,586
673,142	e	Gestevision Telecinco S.A.	17,233
163,722	e*	Global Crossing Ltd	3,610
357,473		Global Payments, Inc	16,630
52,897	*	Global Village Telecom Holding S.A.	1,062
104,203	e*	Globalstar, Inc	834
116,250		Globe Telecom, Inc	4,422
90,253	*	Golden Telecom, Inc	9,111
257,651	e	Gray Television, Inc	2,066
1,965,773		Grupo Televisa S.A.	9,382
131,885	e*	Harris Stratex Networks, Inc (Class A)	2,202

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
100,266	e	Hearst-Argyle Television, Inc	$2,217
92,623		Hellenic Telecommunications Organization S.A.	3,413
152,700	e	Hikari Tsushin, Inc	5,221
34,324	e*	Hughes Communications, Inc	1,874
10,419	e*	Hungarian Telephone & Cable	184
1,528,369		Hutchison Telecommunications International Ltd	2,297
761,341	*	IAC/InterActiveCorp	20,495
230,720	e	Ibasis, Inc	1,184
569,556	e*	ICO Global Communications Holdings Ltd	1,811
488,285	*	Idea Cellular Ltd	1,723
304,647	e	IDT Corp (Class B)	2,574
3,628,299		Informa plc	33,350
6,697		Inmarsat plc	72
8,128	*	InPhonic, Inc	-	^
182,804	e	Iowa Telecommunications Services, Inc	2,972
94,053	e	iPCS, Inc	3,385
1,883	e*	ITC DeltaCom, Inc	9
2,197	v*	ITC Deltacom, Inc	4
1,656,333		ITV plc	2,816
42,000		Iwatsu Electric Co Ltd	45
337,631	e*	j2 Global Communications, Inc	7,148
461	*	Jupiter Telecommunications Co	393
167,627	e	Kadokawa Holdings, Inc	4,847
8,085		KDDI Corp	60,213
139,365	e*	Knology, Inc	1,781
105,021		KT Corp	5,486
54,198		KT Freetel Co Ltd	1,757
230,892	e*	Leap Wireless International, Inc	10,769
7,205,327	e*	Level 3 Communications, Inc	21,904
36,187		LG Dacom Corp	823
122,598	*	LG Telecom Ltd	1,289
2,018,335	*	Liberty Global, Inc (Class A)	79,099
17,915	*	Liberty Global, Inc (Series C)	656
808,116	*	Liberty Media Corp - Capital (Series A)	94,137
2,902,773	*	Liberty Media Holding Corp (Interactive A)	55,385
204,205	e*	Lin TV Corp (Class A)	2,485
120,955	e*	Lodgenet Entertainment Corp	2,109
17,879		LS Cable Ltd	1,721
18,728		M6-Metropole Television	493
355,106		Magyar Telekom	1,848
121,585		Mahanagar Telephone Nigam	594
714,350	e	Manitoba Telecom Services, Inc	33,273
150,039		Maroc Telecom	2,830
282,145	e*	Mastec, Inc	2,869
500,800		Media Prima BHD	426
328,464	e*	Mediacom Communications Corp (Class A)	1,508
626,967		Mediaset S.p.A.	6,330
270,286	*	MetroPCS Communications, Inc	5,257
147,211		Mobile TeleSystems (ADR)	14,985
8,687		Mobistar S.A.	791
12,408		Modern Times Group AB (B Shares)	874
1,139,479		MTN Group Ltd	21,351
250,470		Naspers Ltd (N Shares)	5,937

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
123,508	*	NET Servicos de Comunicacao S.A.	$1,506
568,887	e*	NeuStar, Inc (Class A)	16,316
8,200	*	Neutral Tandem Inc	156
112,731	e*	Nexstar Broadcasting Group, Inc (Class A)	1,030
151,712	e*	Nextwave Wireless, Inc	816
773,518	*	NII Holdings, Inc	37,376
10,036		Nippon Telegraph & Telephone Corp	50,218
84,665	e*	North Pittsburgh Systems, Inc	1,921
281,601	e*	Novatel Wireless, Inc	4,562
223,935		NTELOS Holdings Corp	6,649
14,371		NTT DoCoMo, Inc	23,927
1,297		Okinawa Cellular Telephone Co	2,844
344,767		Orascom Telecom Holding SAE	5,710
140,448	e*	Orbcomm, Inc	883
465,359	e*	PAETEC Holding Corp	4,537
273,500		Pakistan Telecommunication Co Ltd	187
81,522		Partner Communications	1,805
21,128,600	*	Paxys, Inc	3,020
760	e*	Pegasus Wireless Corp	-	^
45,847		Philippine Long Distance Telephone Co	3,527
46,693		Philippine Long Distance Telephone Co (ADR)	3,536
1,283,590		Portugal Telecom SGPS S.A.	16,759
12,844		Preformed Line Products Co	764
944,842		ProSiebenSat.1 Media AG.	22,641
1,638,000		PT Indosat Tbk	1,509
66,391	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	927
7,208,325		PT Telekomunikasi Indonesia Tbk	7,790
9,217,735	e	Qwest Communications International, Inc	64,616
522,432	*	Radio One, Inc (Class D)	1,238
185,625	e	RCN Corp	2,894
806,851		Rogers Communications, Inc (Class B)	36,780
44,400	e	Rostelecom (ADR)	3,088
10,513,359		Royal KPN NV	191,216
83,497	*	Rural Cellular Corp (Class A)	3,681
72,267		Salem Communications Corp (Class A)	476
146,950	e*	SAVVIS, Inc	4,101
478,492	*	SBA Communications Corp (Class A)	16,192
1,283,263		Seat Pagine Gialle S.p.A.	508
114,177		SES Global S.A.	3,005
4,170		Seven Network Ltd	47
202	*	Seven Network Ltd	18
816,563		Shaw Communications, Inc (Class B)	19,559
127,540	e	Shenandoah Telecom Co	3,058
6,300	m,v	Sibirtelecom (ADR)	580
266,928	e	Sinclair Broadcast Group, Inc (Class A)	2,191
8,976,228		Singapore Telecommunications Ltd	24,943
23,911		SK Telecom Co Ltd	6,361
30,000		SK Telecom Co Ltd (ADR)	895
94,415	e	Sky Network Television Ltd	436
163		Sky Perfect Jsat Corp	64
41,500		SmarTone Telecommunications Holding Ltd	39
43,285		Societe Television Francaise 1	1,158
15,048	*	Sogecable S.A.	603

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
241,330	e*	Spanish Broadcasting System, Inc (Class A)	$446
22,698,625		Sprint Nextel Corp	298,033
82,345	e	SureWest Communications	1,408
48,899		Swisscom AG.	19,091
57,256	e*	Switch & Data Facilities Co, Inc	917
175,315	*	Syniverse Holdings, Inc	2,731
9,686,000		Taiwan Mobile Co Ltd	12,991
59,462		Tele Norte Leste Participacoes S.A.	1,956
192,878		Tele Norte Leste Participacoes S.A.	3,700
85,823		Tele2 AB (B Shares)	1,720
56,500	e*	Telecom Argentina S.A. (ADR)	1,257
7,284,652	e	Telecom Corp of New Zealand Ltd	24,386
229,193		Telecom Egypt	876
55,409	*	Telecom Italia Media S.p.A.	19
5,231,943		Telecom Italia S.p.A.	16,255
1,890,145		Telecom Italia S.p.A.	4,493
80,088		Telefonica O2 Czech Republic A.S.	2,399
5,271,572		Telefonica S.A.	171,257
5,928,119		Telefonos de Mexico S.A. de C.V. (Series L)	10,961
4,419,768		Telekom Austria AG.	122,971
1,549,100		Telekom Malaysia BHD	5,246
490,581		Telekomunikacja Polska S.A.	4,490
826		Telenet Group Holding NV	24
254,715		Telenor ASA	6,087
700,257		Telephone & Data Systems, Inc	43,836
351,605		Telesp Celular Participacoes S.A.	1,859
242,700		Television Broadcasts Ltd	1,458
6,205,744		TeliaSonera AB	58,090
207,007		Telkom S.A. Ltd	4,180
4,822,761		Telstra Corp Ltd	19,860
147,497	e	Telstra Corp Ltd	411
67,475		TELUS Corp	3,380
359,456		TELUS Corp	17,486
5,275		Ten Network Holdings Ltd	13
199,718	e*	Terremark Worldwide, Inc	1,298
5,055	*	THUS Group plc	13
420,315		Tim Participacoes S.A.	1,436
2,651,815	*	Time Warner Cable, Inc (Class A)	73,190
11,996	e*	Tiscali S.p.A.	35
510,171	e*	TiVo, Inc	4,255
28,400		Tokyo Broadcasting System, Inc	610
67,765,515	v*	True Corp PCL	11,668
447,615		Turkcell Iletisim Hizmet A.S.	4,888
24		TV Asahi Corp	38
105,092		TVN S.A.	1,068
54,400	m,v	Uralsvyazinform (ADR)	688
106,121	*	US Cellular Corp	8,925
162,666		USA Mobility, Inc	2,326
18,125,879		Verizon Communications, Inc	791,920
1,097	*	VERSATEL AG.	42
37,076		Videsh Sanchar Nigam Ltd	719
340,250		Vimpel-Communications (ADR)	14,154
134,200	*	Virgin Mobile USA, Inc	1,193

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,934,281		Vivendi Universal S.A.	$88,743
67,776,814		Vodafone Group plc	253,374
505,935		Vodafone Group plc (ADR)	18,881
35,350	v	VolgaTelecom (ADR)	428
435,827	e*	Vonage Holdings Corp	1,002
516	*	Wavecom S.A.	9
1,976,469		Windstream Corp	25,734
13	*	Xanadoo Co	5
1,355,979	*	XM Satellite Radio Holdings, Inc (Class A)	16,597
146,902		ZEE Telefilms Ltd	1,219
		TOTAL COMMUNICATIONS	6,293,071

DEPOSITORY INSTITUTIONS - 8.73%
100,679		1st Source Corp	1,743
1,145,400		77 Bank Ltd	7,167
68,906	e	Abington Bancorp, Inc	648
191,775		ABSA Group Ltd	3,115
396,284		African Bank Investments Ltd	1,913
623,723		Akbank TAS	4,629
99,231	e	Alabama National Bancorp	7,721
110,200		Alliance & Leicester plc	1,421
432,500		Alliance Financial Group BHD	403
382,151		Allied Irish Banks plc	8,756
253,671		Alpha Bank S.A.	9,235
141,664	e	Amcore Financial, Inc	3,216
97,032	e	AmericanWest Bancorp	1,711
67,377	e	Ameris Bancorp	1,135
21,897,540		AMMB Holdings BHD	25,162
136,653	e	Anchor Bancorp Wisconsin, Inc	3,214
741,888		Anglo Irish Bank Corp plc	11,866
1,637,000		Aozora Bank Ltd	4,792
25,020		Arab Bank plc	1,033
493,956	e	Associated Banc-Corp	13,381
372,637		Astoria Financial Corp	8,671
73,885	*	Asya Katilim Bankasi AS	693
2,192		Attijariwafa Bank	869
1,763,142		Australia & New Zealand Banking Group Ltd	42,511
140,400		Banca Carige S.p.A.	717
9,344,532		Banca Intesa S.p.A.	73,912
1,521,613		Banca Intesa S.p.A.	11,118
333,149	e	Banca Monte dei Paschi di Siena S.p.A.	1,794
169,531		Banca Popolare di Milano	2,310
50,821	e	Bancfirst Corp	2,178
169,367		Banche Popolari Unite Scpa	4,658
6,363,022		Banco Bilbao Vizcaya Argentaria S.A.	155,919
3,486	e	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	85
561,683	e	Banco BPI S.A.	4,402
707,487		Banco Bradesco S.A.	22,636
601,745	e	Banco Comercial Portugues S.A.	2,569
22		Banco de Chile (ADR)	1
25,151		Banco de Credito e Inversiones	755
3,389,900		Banco de Oro Universal Bank	4,969
103,314	e	Banco de Sabadell S.A.	1,119

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
209,900		Banco do Brasil S.A.	$3,585
135,523		Banco do Estado do Rio Grande do Sul	837
413,814	e	Banco Espirito Santo S.A.	9,075
776,054		Banco Itau Holding Financeira S.A.	19,837
169,762		Banco Latinoamericano de Exportaciones S.A.	2,769
27,600		Banco Macro S.A. (ADR)	683
24,132		Banco Nossa Caixa S.A.	320
185,586	*	Banco Popolare Scarl	4,113
266,464	e	Banco Popular Espanol S.A.	4,558
18,667,929		Banco Santander Central Hispano S.A.	403,671
42,395,994		Banco Santander Chile S.A.	2,086
26,600		BanColombia S.A.	230
161,791	e	BanColombia S.A. (ADR)	5,504
61,030	e*	Bancorp, Inc	821
321,154		Bancorpsouth, Inc	7,582
90,500		Bangkok Bank PCL	317
813,558		Bangkok Bank PCL	2,898
7,259		Banif SGPS S.A.	42
674,942		Bank Hapoalim Ltd	3,370
725,195		Bank Leumi Le-Israel	3,523
194,503		Bank Millennium S.A.	920
351,610		Bank Mutual Corp	3,717
26,035,931		Bank of America Corp	1,074,243
1,830,500		Bank of Ayudhya Pcl	1,426
16,940,000		Bank of China Ltd	8,212
4,603,022		Bank of Communications Co Ltd	6,423
1,656,232		Bank of East Asia Ltd	11,332
199,841		Bank of Hawaii Corp	10,220
1,600		Bank of Ikeda Ltd	57
864,249		Bank of Ireland	12,878
37,625		Bank of Ireland	559
12,789		Bank of Jordan	55
613,000	e	Bank of Kyoto Ltd	7,276
792,660		Bank of Montreal	45,241
11,000		Bank of Nagoya Ltd	67
10,440,803		Bank of New York Mellon Corp	509,094
1,763,553		Bank of Nova Scotia	89,844
140,800		Bank of Okinawa Ltd	4,953
1,827	e	Bank of Queensland Ltd	29
64,843	e	Bank of the Ozarks, Inc	1,699
850,400		Bank of the Philippine Islands	1,267
253,500		Bank of the Ryukyus Ltd	3,145
1,749,300		Bank of Yokohama Ltd	12,276
14,787		Bank Przemyslowo-Handlowy Bph	625
3,903,000		Bank Rakyat Indonesia	3,075
19,220		Bank Zachodni WBK S.A.	1,962
291,371	e	BankAtlantic Bancorp, Inc (Class A)	1,195
139,778	e	BankFinancial Corp	2,211
84,500		Bankinter S.A.	1,550
146,184	e	BankUnited Financial Corp (Class A)	1,009
63,926	e	Banner Corp	1,837
2,339		Banque Marocaine du Commerce Exterieur	848
21,378,247		Barclays plc	214,480

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,051,999		BB&T Corp	$93,605
35,214	e	BBVA Banco Frances S.A. (ADR)	266
154,618		Bendigo Bank Ltd	2,004
127,753	e*	Beneficial Mutual Bancorp, Inc	1,242
44,175	e	Berkshire Hills Bancorp, Inc	1,149
3,782		BinckBank NV	56
1,759,807		BNP Paribas	190,963
7,743,767		BOC Hong Kong Holdings Ltd	21,700
107,782		BOK Financial Corp	5,572
233,456	e	Boston Private Financial Holdings, Inc	6,322
5,710	*	BRE Bank S.A.	1,172
345,554	e	Brookline Bancorp, Inc	3,511
3,342,169		Bumiputra-Commerce Holdings BHD	11,117
11,104		Cairo Amman Bank	52
632,952		Canadian Imperial Bank of Commerce	45,245
14,744	v*	Capital Bank of Jordan	42
69,749	e	Capital City Bank Group, Inc	1,968
61,871	e	Capital Corp of the West	1,202
89,948	e	Capitol Bancorp Ltd	1,810
92,068	e	Capitol Federal Financial	2,854
153,993	e	Cascade Bancorp	2,144
36,038	e	Cass Information Systems, Inc	1,204
4,123,920		Cathay Financial Holding Co Ltd	8,595
297,602	e	Cathay General Bancorp	7,883
379,435	e*	Centennial Bank Holdings, Inc	2,193
73,188	e	Center Financial Corp	902
204,543	e	Central Pacific Financial Corp	3,776
2,723,548	*	Centurion Bank of Punjab Ltd	4,084
3,404,000		Chang Hwa Commercial Bank	1,863
173,308	e	Chemical Financial Corp	4,123
2,597,255		Chiba Bank Ltd	21,157
3,754,000	*	China Citic Bank	2,354
18,947,545		China Construction Bank	16,062
6,186,463		China Development Financial Holding Corp	2,441
1,949,123		China Merchants Bank Co Ltd	7,962
5,172,305		Chinatrust Financial Holding Co	3,676
273,456		Chittenden Corp	9,741
14,000		Chong Hing Bank Ltd	33
363,885		CITIC International Financial Holdings Ltd	227
27,776,950		Citigroup, Inc	817,753
457,379	e	Citizens Banking Corp	6,637
74,387	e	City Bank	1,668
107,823		City Holding Co	3,649
156,924		City National Corp	9,345
71,196	e	Clifton Savings Bancorp, Inc	698
79,912	e	CoBiz, Inc	1,188
609,500	e	Colonial Bancgroup, Inc	8,253
93,375	e	Columbia Banking System, Inc	2,776
1,526,336		Comerica, Inc	66,441
845,490		Commerce Bancorp, Inc	32,247
304,300	e	Commerce Bancshares, Inc	13,651
122,575		Commercial International Bank	2,039
314,687		Commerzbank AG.	12,082

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,106,324		Commonwealth Bank of Australia	$57,410
67,622	e*	Community Bancorp	1,175
203,607	e	Community Bank System, Inc	4,046
92,095	e	Community Trust Bancorp, Inc	2,535
34,111,755		CorpBanca S.A.	236
245,093	e	Corus Bankshares, Inc	2,615
48,614		Credicorp Ltd	3,646
40,050		Credit Agricole Egypt SAE	189
301,329		Credit Agricole S.A.	10,164
227,779		Cullen/Frost Bankers, Inc	11,539
407,306	e	CVB Financial Corp	4,212
94,520		Daegu Bank	1,570
2,000		Dah Sing Financial Holdings Ltd	20
13,000		Daito Bank Ltd	13
138,872		Danske Bank AS	5,439
1,711,878		DBS Group Holdings Ltd	24,618
396,872	e	Deutsche Bank AG.	51,874
1,146,873		Dexia	28,891
176,101		Dime Community Bancshares	2,249
1,710,159		DNB NOR Holding ASA	26,141
85,055	e*	Dollar Financial Corp	2,610
123,150	e	Downey Financial Corp	3,831
2,025,700	*	E.Sun Financial Holding Co Ltd	1,052
248,600	e	East West Bancorp, Inc	6,024
91,323		EFG Eurobank Ergasias S.A.	3,215
64,473		EFG International	2,591
137,104		Egyptian Financial Group-Hermes Holding	1,640
44,655	e	Enterprise Financial Services Corp	1,063
3,595,900		EON Capital BHD	7,177
79,500		Erste Bank der Oesterreichischen Sparkassen AG.	5,637
242,063	e*	Euronet Worldwide, Inc	7,262
87,500		Faysal Bank Ltd	94
2,675,955		Fifth Third Bancorp	67,247
67,239	e	First Bancorp	1,270
474,170		First Bancorp	3,457
97,740	e	First Busey Corp	1,941
187,575	e	First Charter Corp	5,601
31,865		First Citizens Bancshares, Inc (Class A)	4,648
417,020	e	First Commonwealth Financial Corp	4,441
136,290	e	First Community Bancorp, Inc	5,621
57,292	e	First Community Bancshares, Inc	1,827
196,782	e	First Financial Bancorp	2,243
113,813	e	First Financial Bankshares, Inc	4,285
81,964	e	First Financial Corp	2,323
75,055	e	First Financial Holdings, Inc	2,058
1,313,546	e	First Horizon National Corp	23,841
80,621	e	First Indiana Corp	2,580
122,660	e	First Merchants Corp	2,679
276,669	e	First Midwest Bancorp, Inc	8,466
627,240	e	First Niagara Financial Group, Inc	7,552
97,853	e	First Place Financial Corp	1,369
57,912	e*	First Regional Bancorp	1,094
45,834	e	First South Bancorp, Inc	1,017

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
115,927		First State Bancorporation	$1,611
90,079	e*	FirstFed Financial Corp	3,227
492,401	e	FirstMerit Corp	9,853
2,132,879		FirstRand Ltd	6,164
260,135	e	Flagstar Bancorp, Inc	1,813
104,991		Flushing Financial Corp	1,685
333,436	e	FNB Corp	4,902
1,900		Forstaedernes Bank AS	63
2,344,039		Fortis	61,722
1,905,463	e,m*	Fortis	28
164,505	e*	Franklin Bank Corp	709
427,358	e*	Fremont General Corp	1,496
225,245	e	Frontier Financial Corp	4,183
32,000		Fubon Bank Hong Kong Ltd	20
3,258,818		Fubon Financial Holding Co Ltd	2,894
10,923,587	*	Fuhwa Financial Holdings Co Ltd	7,123
980,000		Fukuoka Financial Group, Inc	5,737
695,340	e	Fulton Financial Corp	7,802
5,964	*	Geniki Bank	45
296,427	e	Glacier Bancorp, Inc	5,555
63,514	e	Great Southern Bancorp, Inc	1,395
44,959	e	Greene County Bancshares, Inc	863
928,003		Grupo Financiero Banorte S.A. de C.V.	3,833
45,000	e*	Grupo Financiero Galicia S.A. (ADR)	341
659,060	e	Gunma Bank Ltd	4,354
552,500		Hachijuni Bank Ltd	3,729
152,006	e	Hancock Holding Co	5,807
1,060,245		Hang Seng Bank Ltd	21,878
245,918	e	Hanmi Financial Corp	2,120
176,486	e	Harleysville National Corp	2,571
179,522		HDFC Bank Ltd	7,875
70,842	e	Heartland Financial USA, Inc	1,316
60,384		Heritage Commerce Corp	1,110
299,300		Hiroshima Bank Ltd	1,624
2,483,300		Hokuhoku Financial Group, Inc	7,224
62,257	e	Home Bancshares, Inc	1,306
617,200		Hong Leong Bank BHD	1,185
154,100		Hong Leong Credit BHD	280
71,507	e	Horizon Financial Corp	1,247
15,540,463		HSBC Holdings plc	260,472
2,376,000		Hua Nan Financial Holdings Co Ltd	1,560
5,129,927		Hudson City Bancorp, Inc	77,051
1,612,088		Huntington Bancshares, Inc	23,794
67,009		IBERIABANK Corp	3,133
20,109		ICICI Bank Ltd (ADR)	1,237
54,010		Imperial Capital Bancorp, Inc	988
108,842	e	Independent Bank Corp	2,963
147,991	e	Independent Bank Corp	1,406
21,817,000		Industrial & Commercial Bank of China	15,669
100,800		Industrial Bank Of Korea	1,895
291,201	e	IndyMac Bancorp, Inc	1,733
2,104,213		ING Groep NV	82,296
120,123	e	Integra Bank Corp	1,695

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
332,377		International Bancshares Corp	$6,960
135,025		Investec Ltd	1,289
307,429		Investec plc	2,755
272,216	*	Investors Bancorp, Inc	3,849
142,997	e	Irwin Financial Corp	1,051
265,313	*	Israel Discount Bank Ltd	676
31,276		Jordan Ahli Bank	138
38,318		Jordan Islamic Bank	311
1,069,500		Joyo Bank Ltd	5,983
21,390,518		JPMorgan Chase & Co	933,696
434,873		Julius Baer Holding AG.	35,953
15,643	*	Jyske Bank	1,233
8,200		Kanto Tsukuba Bank Ltd	50
1,260		KAS Bank NV	46
108,200		Kasikornbank PCL	279
2,170,568		Kasikornbank PCL	5,638
612,700		Kasikornbank PCL	1,582
122,273	e	Kearny Financial Corp	1,456
8,000		Keiyo Bank Ltd	46
1,900,119		Keycorp	44,558
5,830	e	K-Fed Bancorp	59
54,000		Kiyo Holdings, Inc	81
182,579	e	KNBT Bancorp, Inc	2,815
9,975		Komercni Banka A.S.	2,397
454,172		Kookmin Bank	33,479
188,352		Korea Exchange Bank	2,918
2,021,300		Krung Thai Bank PCL	606
112,921	e	Lakeland Bancorp, Inc	1,309
68,381	e	Lakeland Financial Corp	1,429
3,642,157		Lloyds TSB Group plc	34,220
384,774		M&T Bank Corp	31,386
105,721	e	Macatawa Bank Corp	908
113,209	e	MainSource Financial Group, Inc	1,762
1,329,400		Malayan Banking BHD	4,623
1,036,409		Marshall & Ilsley Corp	27,444
194,904	e	MB Financial, Inc	6,009
180,205		MCB Bank Ltd	1,170
144,008	e	Mediobanca S.p.A.	2,973
329,702	*	Metavante Technologies, Inc	7,689
2,399,100		Metropolitan Bank & Trust	3,168
94,973	e	Midwest Banc Holdings, Inc	1,180
4,000		Mie Bank Ltd	20
19,000		Minato Bank Ltd	40
13,332,543		Mitsubishi UFJ Financial Group, Inc	124,953
2,099,800		Mitsui Trust Holdings, Inc	16,108
71,900		Mizrahi Tefahot Bank Ltd	560
16,809		Mizuho Financial Group. Inc	80,347
5,175,000	e	Mizuho Trust & Banking Co Ltd	9,635
111,514	e	Nara Bancorp, Inc	1,301
19,311	e	NASB Financial, Inc	509
1,214,538		National Australia Bank Ltd	40,300
264,522		National Bank Of Canada	14,015
350,274		National Bank of Greece S.A.	24,059

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
178,165		National Bank Of Pakistan	$671
2,488,447		National City Corp	40,960
288,295	e	National Penn Bancshares, Inc	4,365
211,466	e	NBT Bancorp, Inc	4,826
173,952		Nedbank Group Ltd	3,462
242,025	e*	Net 1 UEPS Technologies, Inc	7,106
1,239,048	e	New York Community Bancorp, Inc	21,782
624,186	e	NewAlliance Bancshares, Inc	7,191
1,261,300		Nishi-Nippon City Bank Ltd	3,161
89,510		Nordea Bank AB	1,492
2,396,707		Nordea Bank AB	40,049
22,377		Northern Rock plc	37
1,549,989		Northern Trust Corp	118,698
97,000	*	Northfield Bancorp Inc	1,050
129,688	e	Northwest Bancorp, Inc	3,446
2,000		Ogaki Kyoritsu Bank Ltd	11
499,209		OKO Bank (Class A)	9,539
374,966	e	Old National Bancorp	5,609
70,394	e	Old Second Bancorp, Inc	1,886
76,297	e	Omega Financial Corp	2,232
156,621		Oriental Financial Group, Inc	2,100
71,030	e*	Oritani Financial Corp	874
188,832		OTP Bank Rt	9,600
3,665,769		Oversea-Chinese Banking Corp	21,112
283,077	e	Pacific Capital Bancorp	5,698
63,805	e	Park National Corp	4,115
82,080		Peoples Bancorp, Inc	2,043
1,028,683		People's United Financial, Inc	18,311
163,824	e	PFF Bancorp, Inc	1,972
82,109	e*	Pinnacle Financial Partners, Inc	2,087
89,392		Piraeus Bank S.A.	3,490
1,717,153		PNC Financial Services Group, Inc	112,731
1,099,776		Popular, Inc	11,658
394,987		Powszechna Kasa Oszczednosci Bank Polski S.A.	8,448
51,545	e	Preferred Bank	1,341
225	e	Premierwest Bancorp	3
97,157	e	PrivateBancorp, Inc	3,172
193,739	e	Prosperity Bancshares, Inc	5,694
186,205	e	Provident Bankshares Corp	3,983
396,738	e	Provident Financial Services, Inc	5,721
272,457	e	Provident New York Bancorp	3,520
4,309,000		PT Bank Central Asia Tbk	3,349
1,169,500		PT Bank Danamon Indonesia Tbk	996
280,422,000		PT Bank Internasional Indonesia Tbk	8,509
14,000,000		PT Bank Mandiri Persero Tbk	5,217
33,200,000	*	PT Bank Pan Indonesia Tbk	2,404
763,200		Public Bank BHD	2,539
111,800		Pusan Bank	1,875
28,371	e	QC Holdings, Inc	319
104,045		Raiffeisen International Bank Holding AG.	15,760
3,729,531		Regions Financial Corp	88,203
103,422	e	Renasant Corp	2,231
90,894	e	Republic Bancorp, Inc (Class A)	1,502

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,024	e	Resona Holdings, Inc	$9,039
341,900		RHB Capital BHD	605
49,257	e	Rockville Financial, Inc	601
54,218	e	Roma Financial Corp	851
65,453	e	Royal Bancshares of Pennsylvania (Class A)	720
2,091,847		Royal Bank of Canada	107,544
135,600	e*	Royal Bank Of Canada	6,921
28,592,069		Royal Bank of Scotland Group plc	252,705
292,656	*	Royal Bank of Scotland Group plc	2,507
151,674	e	S&T Bancorp, Inc	4,192
68,885	e	S.Y. Bancorp, Inc	1,649
89,037	e	Sandy Spring Bancorp, Inc	2,477
3,000		San-In Godo Bank Ltd	24
39,806		Santander BanCorp	345
880		Sapporo Hokuyo Holdings, Inc	7,846
55,282	e	Sberbank (GDR)	29,986
51,938	e	SCBT Financial Corp	1,645
74,355	e	Seacoast Banking Corp of Florida	764
80,720	e	Security Bank Corp	738
11,000		Shikoku Bank Ltd	41
10,280,721		Shin Kong Financial Holding Co Ltd	7,068
1,158,700	e	Shinsei Bank Ltd	4,232
1,325,200	e	Shizuoka Bank Ltd	14,555
812,700		Siam Commercial Bank PCL	2,087
33,220	e	Sierra Bancorp	827
153,705	*	Signature Bank	5,188
83,724	e	Simmons First National Corp (Class A)	2,219
4,507,947		SinoPac Financial Holdings Co Ltd	1,689
516,245		Skandinaviska Enskilda Banken AB (Class A)	13,219
1,233,990		Societe Generale	178,485
427,139	e	South Financial Group, Inc	6,676
66,733	e	Southside Bancshares, Inc	1,365
94,241		Southwest Bancorp, Inc	1,727
2,117,269		Sovereign Bancorp, Inc	24,137
2,400		Spar Nord Bank AS	55
4,900		Sparebanken Midt-Norge	65
250		Sparebanken Nord-Norge	6
174		St Galler Kantonalbank	77
206,479		St George Bank Ltd	5,727
947,051		Standard Bank Group Ltd	13,868
1,069,740		Standard Chartered plc	39,267
32,696		State Bank of India Ltd	1,967
2,717,261		State Street Corp	220,642
117,795	e	Sterling Bancorp	1,607
439,855		Sterling Bancshares, Inc	4,909
176,580	e*	Sterling Financial Corp	2,899
304,620		Sterling Financial Corp	5,115
63,126	e	Suffolk Bancorp	1,939
10,683	e	Sumitomo Mitsui Financial Group, Inc	80,040
1,555,492		Sumitomo Trust & Banking Co Ltd	10,415
92,786	e*	Sun Bancorp, Inc	1,464
3,264,191		SunTrust Banks, Inc	203,979
180,683	e*	Superior Bancorp	970

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
153,000		Suruga Bank Ltd	$1,668
466,950	e	Susquehanna Bancshares, Inc	8,611
212,104	e*	SVB Financial Group	10,690
152,472		Svenska Handelsbanken (A Shares)	4,883
123,100		Swedbank AB (A Shares)	3,485
16,575		Sydbank AS	713
1,458,283		Synovus Financial Corp	35,115
45,573		Taylor Capital Group, Inc	930
3,782,998		TCF Financial Corp	67,829
121,438	*	Texas Capital Bancshares, Inc	2,216
448,996	*	TFS Financial Corp	5,361
117,921	e	TierOne Corp	2,612
1,000		Tochigi Bank Ltd	6
22		Tokyo Star Bank Ltd	69
49,292	e	Tompkins Trustco, Inc	1,913
673,881	e*	Toronto-Dominion Bank	47,454
81,158	e	Trico Bancshares	1,566
422,713	e	Trustco Bank Corp NY	4,193
298,826	e	Trustmark Corp	7,578
799,961		Turkiye Garanti Bankasi A.S.	7,165
198,017	*	Turkiye Halk Bankasi AS	2,061
697,522		Turkiye Is Bankasi	4,373
676,651		Turkiye Vakiflar Bankasi Tao	2,390
5,408,027		UBS A.G.	250,303
583,142	e	UCBH Holdings, Inc	8,257
168,365	e	UMB Financial Corp	6,458
360,111	e	Umpqua Holdings Corp	5,524
815,484		Unibanco - Uniao de Bancos Brasileiros S.A.	11,330
40,631,005		UniCredito Italiano S.p.A	337,418
43,269	*	Union Bank FOR Saving & Inv	227
85,249	e	Union Bankshares Corp	1,802
469,871		UnionBanCal Corp	22,981
93,450		United Bank Ltd	262
214,079		United Bankshares, Inc	5,999
239,775	e	United Community Banks, Inc	3,788
179,528	e	United Community Financial Corp	991
824,490		United Overseas Bank Ltd	11,398
39,308	e	United Security Bancshares	601
68,548	e	Univest Corp of Pennsylvania	1,447
13,340,638		US Bancorp	423,432
68,423	e	USB Holding Co, Inc	1,355
150,870		UTI Bank Ltd	3,715
1,190,287	e	Valley National Bancorp	22,687
69,793		ViewPoint Financial Group	1,154
121	e	Vineyard National Bancorp	1
93,593	e*	Virginia Commerce Bancorp	1,098
581,600	*	VTB Bank OJSC (GDR)	5,932
812,080	e	W Holding Co, Inc	983
10,087,240		Wachovia Corp	383,618
330,910		Washington Federal, Inc	6,986
4,929,772		Washington Mutual, Inc	67,094
82,661	e	Washington Trust Bancorp, Inc	2,086
1,113,460		Waterland Financial Holdings	360

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
56,552	e*	Wauwatosa Holdings, Inc	$725
357,372		Webster Financial Corp	11,425
22,114,387		Wells Fargo & Co	667,633
123,716	e	WesBanco, Inc	2,549
91,034		West Coast Bancorp	1,684
165,344	e	Westamerica Bancorporation	7,366
88,634	e*	Western Alliance Bancorp	1,664
5,572,092		Western Union Co	135,290
85,187		Westfield Financial, Inc	826
1,987,038		Westpac Banking Corp	48,712
265,841	e	Whitney Holding Corp	6,952
264,348		Wilmington Trust Corp	9,305
106,744	e	Wilshire Bancorp, Inc	838
123,487		Wing Hang Bank Ltd	1,848
143,473	e	Wintrust Financial Corp	4,753
156,480		Woori Finance Holdings Co Ltd	3,151
43,779		WSFS Financial Corp	2,198
462,170	*	Yapi ve Kredi Bankasi	1,624
733,346	*	Yes Bank Ltd	4,638
544,563		Zions Bancorporation	25,426
		TOTAL DEPOSITORY INSTITUTIONS	11,748,943

EATING AND DRINKING PLACES - 0.85%
199,723	*	AFC Enterprises	2,261
1,587,000	*	Ajisen China Holdings Ltd	2,825
32,440		Autogrill S.p.A.	553
64,230	e*	Benihana, Inc (Class A)	819
79,282	e*	BJ's Restaurants, Inc	1,289
232,597		Bob Evans Farms, Inc	6,264
453,537		Brinker International, Inc	8,871
92,778	e*	Buffalo Wild Wings, Inc	2,154
414,183		Burger King Holdings, Inc	11,808
166,173	e*	California Pizza Kitchen, Inc	2,587
53,567	e*	Carrols Restaurant Group, Inc	513
189,656		CBRL Group, Inc	6,143
156,284	*	CEC Entertainment, Inc	4,057
300,116	e*	Cheesecake Factory	7,116
69,224	e*	Chipotle Mexican Grill, Inc (Class A)	10,181
179,126	e*	Chipotle Mexican Grill, Inc (Class B)	22,041
314,177	e	CKE Restaurants, Inc	4,147
24,627,922		Compass Group plc	151,240
4,354,330		Darden Restaurants, Inc	120,658
689,424	*	Denny's Corp	2,585
236,875	e	Domino's Pizza, Inc	3,134
172,679		Enterprise Inns plc	1,674
179,000		FU JI Food and Catering Services Holdings Ltd	413
4,555		Greene King Plc	73
93,156	e	IHOP Corp	3,408
384,682	*	Jack in the Box, Inc	9,913
237,400		Jollibee Foods Corp	299
329,048	e*	Krispy Kreme Doughnuts, Inc	1,040
5		Kura Corp	11
94,276	e	Landry's Restaurants, Inc	1,857

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
65,704	e*	McCormick & Schmick's Seafood Restaurants, Inc	$784
7,508,599		McDonald's Corp	442,332
2,500		McDonald's Holdings Co Japan Ltd	42
125,744		Mitchells & Butlers plc	1,061
50,330	*	Morton's Restaurant Group, Inc	470
126,772	e	O'Charleys, Inc	1,899
271,803		Onex Corp	9,636
202,611	e*	Papa John's International, Inc	4,599
137,168	e*	PF Chang's China Bistro, Inc	3,133
471,074		Punch Taverns plc	7,169
92,218	e*	Red Robin Gourmet Burgers, Inc	2,950
20,093		Restaurant Group plc	75
294,994	e	Ruby Tuesday, Inc	2,876
91,761	e*	Ruth's Chris Steak House, Inc	820
2,200		Saizeriya Co Ltd	33
287,604		Sodexho Alliance S.A.	17,661
348,241	e*	Sonic Corp	7,626
3,061,704	*	Starbucks Corp	62,673
157,575	e*	Steak N Shake Co	1,718
287,425	e*	Texas Roadhouse, Inc (Class A)	3,179
829,106	e	Tim Hortons, Inc	30,619
320,195	e	Triarc Cos (Class B)	2,805
350,972		Wendy's International, Inc	9,069
60,135		Whitbread plc	1,676
1,432		Yoshinoya D&C Co Ltd	2,423
3,504,500		Yum! Brands, Inc	134,117
		TOTAL EATING AND DRINKING PLACES	1,141,379

EDUCATIONAL SERVICES - 0.13%
6,600	*	American Public Education, Inc	276
1,006,175	*	Apollo Group, Inc (Class A)	70,583
100,472		Benesse Corp	4,290
725,545		CAE, Inc	9,785
451,675	e*	Career Education Corp	11,355
463,893	*	Corinthian Colleges, Inc	7,144
382,558		DeVry, Inc	19,878
318,928	*	ITT Educational Services, Inc	27,195
16,701	e*	Lincoln Educational Services Corp	246
30,000		Raffles Education Corp Ltd	63
76,768		Strayer Education, Inc	13,095
125,006	e*	Universal Technical Institute, Inc	2,125
82,735		UP, Inc	530
335,000		YBM Sisa.com, Inc	5,332
		TOTAL EDUCATIONAL SERVICES	171,897

ELECTRIC, GAS, AND SANITARY SERVICES - 4.43%
228,500		A2A S.p.A.	1,048
4,036		ACEA S.p.A.	84
458		Actelios S.p.A.	4
3,513,001	*	AES Corp	75,143
195,274		AGL Energy Ltd	2,284
509,965		AGL Resources, Inc	19,195
931,732		Allegheny Energy, Inc	59,267

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
135,962	e	Allete, Inc	$5,381
515,490		Alliant Energy Corp	20,975
6,715,786	*	Allied Waste Industries, Inc	74,008
802,261		Ameren Corp	43,491
86,439		American Ecology Corp	2,030
3,108,461		American Electric Power Co, Inc	144,730
102,591	e	American States Water Co	3,866
561,272		Aqua America, Inc	11,899
2,247,679	*	Aquila, Inc	8,384
3,161		ASM S.p.A.	23
348,478		Atmos Energy Corp	9,771
4,162,561		AU Optronics Corp	8,149
350,648		Avista Corp	7,553
386	e*	Beacon Power Corp	1
85,110		BKW FMB Energie AG.	10,825
210,004	e	Black Hills Corp	9,261
1,779,266		British Energy Group plc	19,445
99,045	e	California Water Service Group	3,667
430,844		Caltex Australia Ltd	7,328
168,401	e	Canadian Utilities Ltd (Class A)	7,917
122,419	*	Casella Waste Systems, Inc (Class A)	1,596
2,186,002		Centerpoint Energy, Inc	37,446
65,098		Central Vermont Public Service Corp	2,008
7,300,792		Centrica plc	52,137
163,751		CEZ	12,264
97,686	e	CH Energy Group, Inc	4,351
1,838,000		China Resources Power Holdings Co	6,353
31,467,848	*	China Water Affairs Group Ltd	19,371
1,208,300		Chubu Electric Power Co, Inc	31,528
76,900		Chugoku Electric Power Co, Inc	1,497
2,967		CIR-Compagnie Industriali Riunite S.p.A.	11
55,465	e*	Clean Energy Fuels Corp	840
106,239	*	Clean Harbors, Inc	5,493
350,434		Cleco Corp	9,742
1,857,287		CLP Holdings Ltd	12,684
4,676,264		CMS Energy Corp	81,273
3,785,389		Colbun S.A.	779
83,495		Companhia de Saneamento Basico do Estado de Sao Paulo	1,929
226,949		Companhia Energetica de Minas Gerais	4,144
106,788	*	Companhia Energetica de Sao Paulo (Class B)	2,605
81,002		Companhia Paranaense de Energia	1,220
1,029,766		Consolidated Edison, Inc	50,304
76,635	e	Consolidated Water Co, Inc	1,930
2,597,001		Constellation Energy Group, Inc	266,270
161,623		Contact Energy Ltd	1,025
681,729	*	Covanta Holding Corp	18,857
105,800		CPFL Energia S.A.	2,001
183,595	e	Crosstex Energy, Inc	6,837
404,436		Dogan Sirketler Grubu Holdings	766
2,830,576		Dominion Resources, Inc	134,311
1,324,116	e	DPL, Inc	39,260
4,534		Drax Group plc	55
630,360		DTE Energy Co	27,711

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,200		DUET Group	$13
5,181,606		Duke Energy Corp	104,513
1,640,416	*	Dynegy, Inc (Class A)	11,713
1,340,067		E.ON AG.	285,247
1,826,600		Edison International	97,486
45,392		EDP - Energias do Brasil S.A.	737
2,688,846		El Paso Corp	46,356
309,883	*	El Paso Electric Co	7,924
222,320		Electric Power Development Co	8,299
191,859		Electricite de France	22,856
27,600		Electricity Generating PCL	92
224,100		Electricity Generating PCL	745
15,190,898		Eletropaulo Metropolitana de Sao Paulo S.A.	1,242
148,311		Empire District Electric Co	3,379
2,309,275		Empresa Nacional de Electricidad S.A.	2,922
2,424		Enagas	71
490,384	e*	Enbridge, Inc	19,880
6,919,623		Enel S.p.A.	82,301
467,387		Energen Corp	30,020
1,680,452		Energias de Portugal S.A.	10,982
590,467	e	Energy Developments Ltd	2,017
691,198		Energy East Corp	18,807
39,513	*	Energy World Corp Ltd	33
147,300	*	EnergySolutions Inc	3,976
38,558	e	EnergySouth, Inc	2,236
20,636	e*	EnerNOC, Inc	1,013
9,302,998		Enersis S.A.	2,999
955,116		Entergy Corp	114,155
3,593,102		Exelon Corp	293,341
3,547,962		First Philippine Holdings Corp	6,232
1,975,356		FirstEnergy Corp	142,897
191,831	e	Fortis, Inc	5,635
3,921,799	e	Fortum Oyj	176,661
4,013,661		FPL Group, Inc	272,046
92,850		Gas Natural SDG S.A.	5,433
382,000		Glow Energy PCL	380
330,096	e	Great Plains Energy, Inc	9,678
428,300		Guangdong Electric Power Development Co Ltd (Class B)	372
1,978,000		Guangdong Investments Ltd	1,129
2,350		Hafslund ASA (B shares)	67
12,482		Hastings Diversified Utilities Fund	33
313,937	e	Hawaiian Electric Industries, Inc	7,148
144,900		Hokkaido Electric Power Co, Inc	3,139
48,400		Hokuriku Electric Power Co	1,009
7,672,777		Hong Kong & China Gas Ltd	23,518
1,931,372		Hong Kong Electric Holdings Ltd	11,109
1,094,000		Huadian Power International Co	556
2,192,000		Huaneng Power International, Inc	2,308
267,000		HUB Power Co	132
309		Hunting plc	4
3,559,300	*	Iberdrola Renovables	29,402
4,036,192		Iberdrola S.A.	61,372
240,263	e	Idacorp, Inc	8,462

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
288,135		Integrys Energy Group, Inc	$14,894
1,852,554		International Power plc	16,724
305,131		Inversiones Aguas Metropolitanas S.A.	368
231,809		ITC Holdings Corp	13,079
49,224		Jordanian Electric Power Co	306
925,487		Kansai Electric Power Co, Inc	21,581
182,547		Kelda Group plc	3,943
260,640	*	KOC Holding A.S.	1,412
184,107		Korea Electric Power Corp	7,799
15,154		Korea Gas Corp	1,049
293,721		Kyushu Electric Power Co, Inc	7,230
157,491	e	Laclede Group, Inc	5,392
306,860		Manila Electric Co	613
49,653	e	Markwest Hydrocarbon, Inc	3,111
1,107,237		MDU Resources Group, Inc	30,571
147,653		Metal Management, Inc	6,723
122,197	e	MGE Energy, Inc	4,334
1,627,992	*	Mirant Corp	63,459
1,446,387		MMC Corp BHD	4,068
316,060	e	National Fuel Gas Co	14,754
2,667,154		National Grid plc	44,279
168,705	e	New Jersey Resources Corp	8,439
257,693	e	Nicor, Inc	10,913
1,024,774		NiSource, Inc	19,358
942,671		Northeast Utilities	29,515
12,445		Northumbrian Water Group plc	85
172,072		Northwest Natural Gas Co	8,373
237,363		NorthWestern Corp	7,002
2,283,527	*	NRG Energy, Inc	98,968
403,735		NSTAR	14,623
529,122		NTPC Ltd	3,368
315,300	e*	Ocean Power Technologies, Inc	5,117
60,938		Oest Elektrizitatswirts AG. (Class A)	4,266
350,660		OGE Energy Corp	12,725
144,870		Okinawa Electric Power Co, Inc	6,743
397,076		Oneok, Inc	17,777
56,372		Ormat Industries	843
72,062	e	Ormat Technologies, Inc	3,964
4,734,900		Osaka Gas Co Ltd	18,691
179,459	e	Otter Tail Corp	6,209
1,795		Pennon Group plc	24
1,143,911		Pepco Holdings, Inc	33,551
297,100		Petronas Gas BHD	961
952,991		Petronet LNG Ltd	2,596
2,356,436		PG&E Corp	101,539
85,809	e*	Pico Holdings, Inc	2,885
444,108		Piedmont Natural Gas Co, Inc	11,618
88,604	e*	Pike Electric Corp	1,485
377,395		Pinnacle West Capital Corp	16,005
442,517		PNM Resources, Inc	9,492
4,020,000		PNOC Energy Development Corp	633
808,971		Polish Oil & Gas Co	1,678
191,477		Portland General Electric Co	5,319

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,734,414		PPL Corp	$142,436
987,239		Progress Energy, Inc	47,812
495,639	m,v*	Progress Energy, Inc	5
1,439,500		PT Perusahaan Gas Negara	2,353
1,803,690		Public Service Enterprise Group, Inc	177,194
448,193		Puget Energy, Inc	12,294
4,460		Puma AG. Rudolf Dassler Sport	1,780
1,595,106		Questar Corp	86,295
64		Raetia Energie AG.	28
421,400		Ratchaburi Electricity Generating Holding PCL	572
71,425		Red Electrica de Espana	4,515
71,539		Reliance Energy Ltd	3,876
464,155	*	Reliance Natural Resources Ltd	2,150
2,085,842	*	Reliant Energy, Inc	54,732
1,236,874		Republic Services, Inc	38,776
83,053	e	Resource America, Inc (Class A)	1,218
29,935		RWE AG.	3,636
1,722,097		RWE AG.	241,708
503,623		SCANA Corp	21,228
1,670,322		Scottish & Southern Energy plc	54,463
1,149,110		SembCorp Industries Ltd	4,630
1,752,640		Sempra Energy	108,453
190,586		Severn Trent plc	5,789
252,200		Shikoku Electric Power Co, Inc	6,761
5,000		Shizuoka Gas Co Ltd	23
857,701		Sierra Pacific Resources	14,564
80,152	e	SJW Corp	2,779
702,363		Snam Rete Gas S.p.A.	4,487
20,006	e	Sociedad General de Aguas de Barcelona S.A. (Class A)	805
6,318,109		Sojitz Holdings Corp	22,905
199,018	e	South Jersey Industries, Inc	7,183
3,256,329		Southern Co	126,183
633,652		Southern Union Co	18,604
248,415		Southwest Gas Corp	7,395
117,907	e	Southwest Water Co	1,476
439,937	*	Stericycle, Inc	26,132
14,167	m,*	Suez S.A.	-	^
2,606,403		Suez S.A.	177,464
50,025		Tata Power Co Ltd	1,866
1,191,305		TECO Energy, Inc	20,502
937,175		Tenaga Nasional BHD	2,721
8,000		Toho Gas Co Ltd	40
330,000		Tohoku Electric Power Co, Inc	7,444
2,126,194		Tokyo Electric Power Co, Inc	55,003
1,729,058		Tokyo Gas Co Ltd	8,095
126,796		Tractebel Energia S.A.	1,517
284,048		TransAlta Corp	9,598
37,000	e*	Transportadora de Gas del Sur S.A. (ADR)	221
616,919		UGI Corp	16,811
143,237	e	UIL Holdings Corp	5,293
16,400	e,v	Unified Energy System (ADR)	2,118
53,159		Unified Energy System (GDR)	6,911
390,297		Union Fenosa S.A.	26,358

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
247,139		Unisource Energy Corp	$7,797
652,156		United Utilities plc	9,814
198,607		Vector Ltd	336
323,148	e	Vectren Corp	9,375
225,911		Veolia Environnement	20,627
421,630	*	Waste Connections, Inc	13,028
55,597		Waste Industries USA, Inc	2,018
130,624	e*	Waste Services, Inc	1,119
2,398,733		Westar Energy, Inc	62,223
310,537		WGL Holdings, Inc	10,173
2,453,488		Williams Cos, Inc	87,786
578,353		Wisconsin Energy Corp	28,172
1,566,514		Xcel Energy, Inc	35,356
500,505		Zhejiang Southeast Electric Power Co (Class B)	578
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,954,462

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.76%
4,031,838		ABB Ltd	116,167
41,597		ABB Ltd India	1,596
115,688	e*	Acme Packet, Inc	1,457
188,077	*	Actel Corp	2,569
303,035		Acuity Brands, Inc	13,637
767,071	*	Adaptec, Inc	2,593
496,860	*	ADC Telecommunications, Inc	7,726
388,559		Adtran, Inc	8,307
202,061	*	Advanced Analogic Technologies, Inc	2,279
286,878	*	Advanced Energy Industries, Inc	3,752
2,277,883	e*	Advanced Micro Devices, Inc	17,084
3,629,940		Advanced Semiconductor Engineering, Inc	3,637
648,040	e	Advantest Corp	18,447
2,400	e*	Airvana, Inc	13
2,444,935		Alcatel S.A.	17,694
3,056		Alcatel S.A. (ADR)	22
377,522		Alps Electric Co Ltd	4,897
1,438,739		Altera Corp	27,796
210,132	e*	American Superconductor Corp	5,745
568,579		Ametek, Inc	26,632
307,254	*	AMIS Holdings, Inc	3,079
720,833	e*	Amkor Technology, Inc	6,149
899,732		Amphenol Corp (Class A)	41,721
317,823	e*	Anadigics, Inc	3,677
1,285,515		Analog Devices, Inc	40,751
5,848,877	*	Apple Computer, Inc	1,158,546
397,599	e*	Applied Micro Circuits Corp	3,475
800		Applied Signal Technology, Inc	11
74,344		Arcelik A.S.	517
2,261,769		ARM Holdings plc	5,583
936,999	*	Arris Group, Inc	9,351
4,720,778		Asustek Computer, Inc	14,176
332,004	e*	Atheros Communications, Inc	10,139
1,819,513	*	Atmel Corp	7,860
191,745	*	ATMI, Inc	6,184
20,200	e*	AudioCodes Ltd	102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,452		Austria Technologie & Systemtechnik AG.	$57
286	*	Austriamicrosystems AG.	13
938,897	e*	Avanex Corp	939
4,456,950		Avermedia Technologies	9,990
1,320,737	*	Avnet, Inc	46,186
340,210		AVX Corp	4,566
7		Axell Corp	20
62,288	e*	AZZ, Inc	1,766
246,072		Baldor Electric Co	8,283
6,086	e	Bang & Olufsen AS (B Shares)	573
6,701		Barco NV	511
66,764	e	Bel Fuse, Inc (Class B)	1,954
423,752	*	Benchmark Electronics, Inc	7,513
10,778		Bharat Electronics Ltd	577
64,881	e*	BigBand Networks, Inc	333
2,404,935	*	Broadcom Corp (Class A)	62,865
108,000		Byd Co Ltd	715
1,800	e*	C&D Technologies Inc	12
500		Canon Electronics, Inc	11
133,383	*	Celestica, Inc	783
187,412	e*	Ceradyne, Inc	8,795
21,720	*	Chartered Semiconductor Manufacturing Ltd	15
252,315	*	Checkpoint Systems, Inc	6,555
196,678		Cheng Uei Precision Industry Co Ltd	435
2,726,115		Chi Mei Optoelectronics Corp	3,824
11,538	e,m,v*	China Energy Savings Technology, Inc	1
3,773,000	*	Chunghwa Picture Tubes Ltd	1,309
582,539	*	Ciena Corp	19,870
41,576,015	*	Cisco Systems, Inc	1,125,463
2,000		CMK Corp	15
142,500		Compal Communications, Inc	354
556,000		Compeq Manufacturing Co	189
170,970	*	Comtech Telecommunications Corp	9,234
3,283,306	e*	Conexant Systems, Inc	2,725
1,360,951		Cooper Industries Ltd (Class A)	71,967
52,225	*	CPI International, Inc	893
514,611	e*	Cree, Inc	14,136
270,226	*	CSR plc	3,227
233,710	e	CTS Corp	2,321
140,266		Cubic Corp	5,498
702,199	*	Cypress Semiconductor Corp	25,300
513,978		Daiichikosho Co Ltd	5,549
16,525	e	Dainippon Screen Manufacturing Co Ltd	92
3,000		Daiwa Industries Ltd	17
36,000		Datacraft Asia Ltd	45
2,390,000		Datang International Power Generation Co Ltd	2,133
164,143	e*	Diodes, Inc	4,936
183,061	e*	Ditech Networks, Inc	635
524,480	*	Dolby Laboratories, Inc (Class A)	26,077
174,925	*	DSP Group, Inc	2,134
99,452	e*	DTS, Inc	2,543
7,586	*	Eagle Broadband, Inc	-	^
941,542		Eaton Corp	91,282

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
34,100	e,m,v*	ECI Telecom Ltd	$340
172,529	e*	Electro Scientific Industries, Inc	3,425
112,055	*	EMS Technologies, Inc	3,389
355,346	e*	Energizer Holdings, Inc	39,845
213,275	e*	Energy Conversion Devices, Inc	7,177
137,225	*	EnerSys	3,425
396		Epcos AG.	7
248,465		Epistar Corp	1,065
11,662,358		Ericsson (LM) (B Shares)	27,391
489,545	e*	Evergreen Solar, Inc	8,454
167,000		Everlight Electronics Co Ltd	613
102		EVS Broadcast Equipment S.A.	12
207,219	e*	Exar Corp	1,652
854,828	*	Fairchild Semiconductor International, Inc	12,335
8,126,000		Far EasTone Telecommunications Co Ltd	10,272
1,473,197	e*	Finisar Corp	2,136
253,015	e*	First Solar, Inc	67,590
125,984	e	Fisher & Paykel Appliances Holdings Ltd	333
987,636	e	Fisher & Paykel Healthcare Corp	2,653
281,460	*	Flextronics International Ltd	3,394
800		Foster Electric Co Ltd	22
1,321,100	*	Foxconn International Holdings Ltd	2,965
277,085		Foxconn Technology Co Ltd	2,255
106,850	e	Franklin Electric Co, Inc	4,089
402,884	e*	FuelCell Energy, Inc	3,997
3,040,401		Fuji Electric Holdings Co Ltd	10,641
340,573		Gamesa Corp Tecnologica S.A.	15,924
761	*	Gemalto NV	24
1,408,148	*	Gemstar-TV Guide International, Inc	6,703
172,817	*	Genlyte Group, Inc	16,452
1,958	e	Geo Corp	3,540
787,500		Geodesic Information Systems Ltd	4,624
6,922		GFI Informatique	61
40,201	e	GN Store Nord	316
607,512	*	GrafTech International Ltd	10,783
189,064	e*	Greatbatch, Inc	3,779
2,508		Groupe Steria SCA	92
163,129		GVK Power & Infrastructure Ltd	3,318
128,100		Hamamatsu Photonics KK	4,243
532,800		Hana Microelectronics PCL	342
2,791,400	*	HannStar Display Corp	1,239
286,896		Harman International Industries, Inc	21,147
494,506	*	Harmonic, Inc	5,182
902,497		Harris Corp	56,569
154,508	*	Helen of Troy Ltd	2,648
508,667	e*	Hexcel Corp	12,350
359,553		High Tech Computer Corp	6,640
19,949		Hirose Electric Co Ltd	2,307
399,290		Hitachi Chemical Co Ltd	9,204
7,000		Hitachi High-Technologies Corp	153
3,114,379		Hitachi Ltd	23,222
2,700		Hitachi Maxell Ltd	33
110,034	*	Hittite Microwave Corp	5,255

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
5,182,644		Hon Hai Precision Industry Co, Ltd	$32,277
6,687,841		Honeywell International, Inc	411,770
900		Horiba Ltd	33
1,800	e	Hosiden Corp	28
897,558		Hoya Corp	28,602
169,151	e*	Hutchinson Technology, Inc	4,452
121,450	*	Hynix Semiconductor, Inc	3,367
71,748		Hyundai Autonet Co Ltd	489
231,936		Ibiden Co Ltd	16,090
212,171	e	Imation Corp	4,456
910		Imtech NV	23
2,676		Indesit Co S.p.A.	42
2,331,506	*	Infineon Technologies AG.	27,509
530,000	*	Infineon Technologies AG. (ADR)	6,169
71,960	e*	Infinera Corp	1,068
2,906,323		InnoLux Display Corp	9,857
2,001,100		Inotera Memories, Inc	1,586
1,042,077	*	Integrated Device Technology, Inc	11,786
42,162,101		Intel Corp	1,124,042
247,152	e*	InterDigital, Inc	5,766
281,063	*	International Rectifier Corp	9,548
560,048		Intersil Corp (Class A)	13,710
230,354	*	InterVoice, Inc	1,841
1		Intracom S.A.	-	^
52,033	*	IPG Photonics Corp	1,040
80,588	e*	iRobot Corp	1,457
145,893	e*	IXYS Corp	1,170
64,945	e*	JA Solar Holdings Co Ltd (ADR)	4,534
1,000		Japan Aviation Electronics Industry Ltd	15
900		Japan Digital Laboratory Co Ltd	11
1,000		Japan Radio Co Ltd	3
344,114	*	Jarden Corp	8,125
868,801	e*	JDS Uniphase Corp	11,555
284,134		Johnson Electric Holdings Ltd	156
11,100		Jurong Technologies Industrial Corp Ltd	3
541,255	e*	Kemet Corp	3,589
150,800		Kinsus Interconnect Technology Corp	474
2,829,891		Koninklijke Philips Electronics NV	122,138
6,360		Koor Industries Ltd	529
10,875		Kudelski S.A.	215
204,898		Kyocera Corp	18,176
1,104,632		L-3 Communications Holdings, Inc	117,025
7,036		Laird Group plc	81
651,110	e*	Lattice Semiconductor Corp	2,116
303,947		Legrand S.A.	10,376
74,842		LG Electronics, Inc	7,996
72,282	*	LG.Philips LCD Co Ltd	3,822
9,768	e	LG.Philips LCD Co Ltd (ADR)	254
175,707		Lincoln Electric Holdings, Inc	12,507
944,265	e	Linear Technology Corp	30,056
182,989	*	Littelfuse, Inc	6,031
53,114	e*	Loral Space & Communications, Inc	1,819
108,819		LSI Industries, Inc	1,981

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,054,416	*	LSI Logic Corp	$16,219
18,811		Mabuchi Motor Co Ltd	1,135
2,276,400		Macronix International	1,049
2,400	e*	Magnetek, Inc	10
98,000		Malaysian Pacific Industries	276
6,865,772	*	Marvell Technology Group Ltd	95,984
1,582,054		Matsushita Electric Industrial Co Ltd	32,784
603,350		Matsushita Electric Industrial Co Ltd (ADR)	12,332
58,557		Matsushita Electric Works Ltd	648
314,891	*	Mattson Technology, Inc	2,695
4,310,456		Maxim Integrated Products, Inc	114,141
797,575		MediaTek, Inc	10,353
115,526	e*	Medis Technologies Ltd	1,783
11,552	e,m,v*	Medis Technologies Ltd	-	^
1,582,491	*	MEMC Electronic Materials, Inc	140,035
136,059	e*	Mercury Computer Systems, Inc	2,192
254,701		Methode Electronics, Inc	4,187
325,712		Micrel, Inc	2,752
905,762	e	Microchip Technology, Inc	28,459
7,063,222	*	Micron Technology, Inc	51,208
1,627		Micronas Semiconductor Holdings, Inc	16
405,096	e*	Microsemi Corp	8,969
287,804	*	Microtune, Inc	1,879
23,575	*	Millicom International Cellular S.A.	2,728
3,000		Mimasu Semiconductor Industry Co Ltd	56
802,841		Minebea Co Ltd	5,153
236,320	e*	MIPS Technologies, Inc	1,172
4,451,435		Mitsubishi Electric Corp	46,541
160,249		Mitsumi Electric Co Ltd	5,451
553,726		Molex, Inc	15,117
179,384	e*	Monolithic Power Systems, Inc	3,851
211,527	*	Moog, Inc (Class A)	9,690
580,580		Mosel Vitelic, Inc	482
11,336,682		Motorola, Inc	181,840
730,122	e*	MRV Communications, Inc	1,694
52,729	e*	Multi-Fineline Electronix, Inc	914
441,956		Murata Manufacturing Co Ltd	25,636
148,273		Nan Ya Printed Circuit Board Corp	1,013
1,793,096		Nanya Technology Corp	1,012
26,351	e	National Presto Industries, Inc	1,388
1,496,863		National Semiconductor Corp	33,889
158,944	e*	NEC Electronics Corp	3,792
92,153	e*	Netlogic Microsystems, Inc	2,967
6,039,946	*	Network Appliance, Inc	150,757
3,100		Neuf Cegetel	157
752		Nexans S.A.	94
109,295		NGK Spark Plug Co Ltd	1,914
38,464	*	Nice Systems Ltd	1,327
141,944	e	Nidec Corp	10,521
800		Nihon Dempa Kogyo Co Ltd	39
1,000		Nippon Carbon Co Ltd	4
2,000		Nippon Chemi-Con Corp	12
5,000		Nissin Electric Co Ltd	23

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
79,673		Nitto Denko Corp	$4,222
1,600		Nitto Kogyo Corp	17
5,224		NKT Holding AS	470
7,601,564		Nokia Oyj	294,740
51,000		Nokia Oyj (ADR)	1,958
585,517	*	Nortel Networks Corp	8,887
1,272,427	e*	Novellus Systems, Inc	35,081
4,718,633	*	Nvidia Corp	160,528
21,662		Olympic Group Financial Investments	294
310,179	e*	Omnivision Technologies, Inc	4,854
348,508		Omron Corp	8,314
1,539,969	e*	ON Semiconductor Corp	13,675
610,787	e*	On2 Technologies, Inc	623
562,815	e	Openwave Systems, Inc	1,463
111,094	e*	Oplink Communications, Inc	1,705
98,855	*	OpNext, Inc	875
80,012	e*	Optium Corp	631
560,000		Origin Electric Co Ltd	3,068
84,242	e*	OSI Systems, Inc	2,230
124,125		Park Electrochemical Corp	3,505
219,737	*	Pericom Semiconductor Corp	4,109
250,454		Phoenix Electric Co Ltd	1,123
254,061	*	Photronics, Inc	3,168
105,100	e	Pioneer Corp	950
284,345	e	Plantronics, Inc	7,393
344,153	*	Plexus Corp	9,037
132,857	e*	PLX Technology, Inc	1,236
1,199,566	e*	PMC - Sierra, Inc	7,845
508,519	*	Polycom, Inc	14,127
78,000	*	Polypore International, Inc	1,365
38,674	*	Powell Industries, Inc	1,704
4,816,035		Powerchip Semiconductor Corp	2,049
454,617	e*	Power-One, Inc	1,814
405,750		Powertech Technology, Inc	1,445
782,325	e*	Powerwave Technologies, Inc	3,153
4,143,000		ProMOS Technologies, Inc	1,111
16,278	*	PV Crystalox Solar plc	49
36,163	*	Q-Cells AG.	5,160
1,025,768	*	QLogic Corp	14,566
10,197,881		Qualcomm, Inc	401,287
2,434,391		RadioShack Corp	41,044
415,467	e*	Rambus, Inc	8,700
87,524	e	Raven Industries, Inc	3,360
265,337		Realtek Semiconductor Corp	920
1,843	*	Redes Energeticas Nacionais S.A.	10
187,586		Regal-Beloit Corp	8,432
459,278		Reliance Communication Ventures Ltd	8,697
1,046,750	e*	Renewable Energy Corp A.S.	53,206
131,958	*	Research In Motion Ltd	14,964
1,039,883	*	Research In Motion Ltd	118,597
112,755		Reunert Ltd	1,179
1,619,163	e*	RF Micro Devices, Inc	9,245
49,000		Richtek Technology Corp	443

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
867,196		Ricoh Co Ltd	$16,030
10,100		Rinnai Corp	330
1,239,000	*	Ritek Corp	294
108,155	e*	Rogers Corp	4,691
169,045		Rohm Co Ltd	14,754
40,084		Samsung Electro-Mechanics Co Ltd	2,105
94,922		Samsung Electronics Co Ltd	56,382
14,701		Samsung Electronics Co Ltd	6,722
22,479		Samsung SDI Co Ltd	1,597
272,898	e	Sanken Electric Co Ltd	1,468
3,609,691	*	Sanmina-SCI Corp	6,570
3,000		Sanyo Denki Co Ltd	14
1,008,000	*	Sanyo Electric Co Ltd	1,390
320,744		Satyam Computer Services Ltd	3,678
400,425		Schindler Holding AG.	25,819
182,297	*	Seachange International, Inc	1,318
430		SEB S.A.	78
10,806,000	*	Semiconductor Manufacturing International Corp	1,136
440,344	*	Semtech Corp	6,834
411,322	*	SGL Carbon AG.	22,263
161,771		Sharp Corp	2,911
234,800		Shinko Electric Industries	4,803
2,494	*	ShoreTel, Inc	35
27,845		Siemens India Ltd	1,335
472,838	*	Silicon Image, Inc	2,137
223,838	*	Silicon Laboratories, Inc	8,378
601,168	e*	Silicon Storage Technology, Inc	1,798
2,214,076		Siliconware Precision Industries Co	3,980
119,943		Sino-American Silicon Products Inc	980
6,887,884	e*	Sirius Satellite Radio, Inc	20,870
16,359		Sirti S.p.A.	63
1,007,150	*	Skyworks Solutions, Inc	8,561
258,888	*	Smart Modular Technologies WWH, Inc	2,636
118,781		Smiths Group plc	2,395
1,401,783		Sony Corp	77,797
667,038	e*	Spansion, Inc (Class A)	2,621
226,719	e*	Spectrum Brands, Inc	1,208
129,426	*	Standard Microsystems Corp	5,057
97,434		Stanley Electric Co Ltd	2,433
1,400		Star Micronics Co Ltd	31
85,297	e*	Starent Networks Corp	1,557
10,967	*	STATS ChipPAC Ltd	12
218,958		STMicroelectronics NV	3,137
95,698	*	Stoneridge, Inc	769
66,035		Sumco Corp	1,903
114,158	e*	Sunpower Corp (Class A)	14,885
65,663	e*	Supertex, Inc	2,055
1,024,475	*	Sycamore Networks, Inc	3,934
270,631	e*	Symmetricom, Inc	1,275
178,548	e*	Synaptics, Inc	7,349
305,944	e*	Syntax-Brillian Corp	942
15,744,952		Taiwan Semiconductor Manufacturing Co Ltd	30,097
695,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	6,922

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
257,162	e	Taiyo Yuden Co Ltd	$4,150
294,036		Tandberg ASA	6,146
2,458,000	*	Tatung Co Ltd	1,194
220,226		TDK Corp	16,401
2,531		Techem AG.	207
314,034		Technitrol, Inc	8,975
102,384	e*	Techwell, Inc	1,127
1,415,000		Teco Electric and Machinery Co Ltd	707
356,653	e*	Tekelec	4,458
507,995		Teleflex, Inc	32,009
170,000		Telefonaktiebolaget LM Ericsson (ADR)	3,970
1,674,373	*	Tellabs, Inc	10,950
6,173,890	e	Terna Rete Elettrica Nazionale S.p.A.	24,891
249,078	*	Tessera Technologies, Inc	10,362
8,096,885		Texas Instruments, Inc	270,436
254,308	*	Thomas & Betts Corp	12,471
194,147		Thomson	2,762
395,105	e	Tokyo Denpa Co Ltd	4,828
674,581		Tomkins plc	2,373
39,800		Toyota Boshoku Corp	1,293
300,193	e*	Trident Microsystems, Inc	1,969
96,885	e*	Tripath Technology, Inc	-	^
230,260		Tripod Technology Corp	831
844,185	*	Triquint Semiconductor, Inc	5,597
281,127	*	TTM Technologies, Inc	3,278
2,172,891		Tyco Electronics Ltd	80,680
100,414	e*	Ultra Clean Holdings	1,225
9,777		Uniden Corp	57
690,260		Unimicron Technology Corp	1,213
314		Unit 4 Agresso NV	9
7,969,347		United Microelectronics Corp	4,951
133,827	e*	Universal Display Corp	2,766
77,813	*	Universal Electronics, Inc	2,602
771,924	e	Ushio, Inc	16,998
690,859	e*	Utstarcom, Inc	1,900
56,892	e	Valeo S.A.	2,346
1,296,414		Vanguard International Semiconductor Corp	971
338,761	*	Varian Semiconductor Equipment Associates, Inc	12,534
30,000		Varitronix International Ltd	22
145,105		Venture Corp Ltd	1,290
107,046	*	Vestel Elektronik Sanayi	265
613,000	*	Via Technologies, Inc	347
166,925	*	Viasat, Inc	5,747
109,368	e	Vicor Corp	1,705
6,000	*	Victor Co Of Japan Ltd	13
1,151,214	*	Vishay Intertechnology, Inc	13,135
92,702	e*	Volterra Semiconductor Corp	1,023
4,000		Vtech Holdings Ltd	29
106,000		Wafer Works Corp	618
360,852	e	Whirlpool Corp	29,456
2,209,000		Winbond Electronics Corp	612
643,401		Wintek Corp	883
199,865		Wipro Ltd	2,666

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,240,597		Xilinx, Inc	$27,132
15,750	m,v*	Ya Hsin Industrial Co Ltd	3
1,591,000		Yageo Corp	559
302,012		Yaskawa Electric Corp	4,120
4,682,266		YTL Power International	3,823
1,393,538		Zhuzhou CSR Times Electric Co Ltd	2,055
142,000		Zinwell Corp	473
129,810	e*	Zoltek Cos, Inc	5,565
339,846	*	Zoran Corp	7,650
115,600		ZTE Corp	623
1,840		Zumtobel AG.	67
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,100,824

ENGINEERING AND MANAGEMENT SERVICES - 0.80%
2,508		Aangpanneforeningen AB (B Shares)	66
11,038	*	Acambis plc	26
102,411	*	Advisory Board Co	6,574
267,585	e*	Aecom Technology Corp	7,645
105,970		Aeroplan Income Fund	2,545
24,581	*	Affymax, Inc	550
1,111,431	e*	Amylin Pharmaceuticals, Inc	41,123
465,303	*	Applera Corp (Celera Genomics Group)	7,384
532,870	e*	Ariad Pharmaceuticals, Inc	2,265
3,074		Babcock International Group	34
25	*	Bavarian Nordic AS	1
501,906	e	Cap Gemini S.A.	31,554
553,229		Capita Group plc	7,687
141,406	e	CDI Corp	3,430
2,432,716	*	Celgene Corp	112,416
12,930	e*	comScore, Inc	422
69,737	e*	Cornell Cos, Inc	1,626
174,265	e	Corporate Executive Board Co	10,473
80,856	*	CRA International, Inc	3,850
5,216	e*	CuraGen Corp	5
311,753	*	CV Therapeutics, Inc	2,821
147	*	Cytos Biotechnology AG.	11
124,167		Daewoo Engineering & Construction Co Ltd	3,276
200,720		Diamond Management & Technology Consultants, Inc	1,459
12,231	a,e*	Digital Garage, Inc	22,773
982		Dinamia	30
2,358,940		Downer EDI Ltd	11,143
330,820	e*	eResearch Technology, Inc	3,910
54		Eurofins Scientific	6
558,748	*	Exelixis, Inc	4,822
90,552	*	Exponent, Inc	2,448
649,461		Fluor Corp	94,639
14,722	e	Fugro NV	1,136
143,620	*	Genpact Ltd	2,187
216,469	*	Gen-Probe, Inc	13,622
565		GFK AG.	23
1,280,162		GRD Ltd	2,383
168,140	*	Greenfield Online, Inc	2,456
325,650	*	Harris Interactive, Inc	1,387

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
616,525	*	Hewitt Associates, Inc (Class A)	$23,607
106,432	*	Huron Consulting Group, Inc	8,582
889	*	Icon plc	58
24,877		IDB Development Corp Ltd	944
472,392	e*	Incyte Corp	4,748
481,167	e*	Isis Pharmaceuticals, Inc	7,578
679,748	*	Jacobs Engineering Group, Inc	64,991
409,727		JGC Corp	7,075
10,309		John Wood Group plc	89
708,950	*	KBR, Inc	27,507
4,678		Keller Group plc	62
68,484	*	Kendle International, Inc	3,350
529,300		KNM Group BHD	1,232
220,710	e*	Kosan Biosciences, Inc	795
1,829	v*	Kumho Industrial Co Ltd	27
15,246		Kumho Industrial Co Ltd	922
49,380	e	Landauer, Inc	2,560
144,868	*	LECG Corp	2,182
219,527	e*	Lifecell Corp	9,464
179,331	e*	Luminex Corp	2,912
169,504	e	MAXIMUS, Inc	6,545
166,288	e*	Maxygen, Inc	1,335
1,538,075	*	McDermott International, Inc	90,793
83,024	*	Michael Baker Corp	3,412
18,280		Mitie Group	103
1,202,883	e	Moody's Corp	42,943
66,077	e*	MTC Technologies, Inc	1,553
220,938	e*	Myriad Genetics, Inc	10,256
251,208	e*	Navigant Consulting, Inc	3,434
169,007	e*	Neurogen Corp	583
1,200	e	Nichii Gakkan Co	16
211,391	*	Omnicell, Inc	5,693
1,592,437		Paychex, Inc	57,678
5,442		Petrofac Ltd	60
147,754	e*	PharmaNet Development Group, Inc	5,793
175	*	Phorm, Inc	10
1,196		Poyry Oyj	30
523,200		QinetiQ plc	2,052
639,265		Quest Diagnostics, Inc	33,817
182,304	*	Regeneration Technologies, Inc	1,582
431,941	e*	Regeneron Pharmaceuticals, Inc	10,431
978,500	e*	Rentech, Inc	1,771
264,922		Resources Connection, Inc	4,811
149,965	e*	Rigel Pharmaceuticals, Inc	3,808
18,147		Robert Walters plc	55
506		RPS Group plc	3
965,306	e*	SAIC, Inc	19,422
24,013		Samsung Engineering Co Ltd	2,406
292,405	e*	Savient Pharmaceuticals, Inc	6,717
12,834		Savills plc	71
43,824		SBM Offshore NV	1,384
362,356	e*	Seattle Genetics, Inc	4,131
163,643	e*	Senomyx, Inc	1,226

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
459,151		Serco Group plc	$4,225
782,211	*	Shaw Group, Inc	47,277
704,000		Shenzhen Expressway Co Ltd	778
1,300		Shinko Plantech Co Ltd	18
6,180	*	Silex Systems Ltd	33
237,029		SNC-Lavalin Group, Inc	11,561
43,520	*	Stanley, Inc	1,393
15,000	*	Swiber Holdings Ltd	36
180,849	e*	Symyx Technologies, Inc	1,389
333,335		Tecan Group AG.	20,021
51,991	e*	Tejon Ranch Co	2,124
314,274	e*	Telik, Inc	1,090
350,167	*	Tetra Tech, Inc	7,529
1,505,957	e	Toyo Engineering Corp	7,482
4,010		Transfield Services Ltd	48
493		Trevi Finanziaria S.p.A.	9
13,000		United Engineers Ltd	34
5,165		United Group Ltd	87
645,699	*	URS Corp	35,081
167,894	e*	Verenium Corp	838
294,612		Watson Wyatt & Co Holdings (Class A)	13,673
446,522		WHK Group Ltd	863
254,868		WorleyParsons Ltd	11,637
906,600		Zelan BHD	1,494
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,071,537

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
1,777,115	*	Centillion Environment & Recycling Ltd	50
236,178	e*	Home Solutions of America, Inc	236
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	286

FABRICATED METAL PRODUCTS - 0.51%
164,400	e*	Alliant Techsystems, Inc	18,702
552,243		Amcor Ltd	3,351
49,572		Ameron International Corp	4,568
406,775		Aptargroup, Inc	16,641
683,966		Ball Corp	30,778
189,468		Bharat Heavy Electricals	12,449
97,602	*	Chart Industries, Inc	3,016
547,412		China International Marine Containers Co Ltd (Class B)	1,016
93,446		CIRCOR International, Inc	4,332
802,259		Commercial Metals Co	23,627
99,941	e*	Commercial Vehicle Group, Inc	1,449
27,898		Compx International, Inc	408
215,713		Crane Co	9,254
3,142,830	*	Crown Holdings, Inc	80,614
64,531	e	Dynamic Materials Corp	3,801
12,326		Geberit AG.	1,693
431	*	Gerresheimer AG.	24
173,412	e*	Griffon Corp	2,159
89,870		Gulf Island Fabrication, Inc	2,850
807,538		Hitachi Cable Ltd	4,800
42,000		Hitachi Metals Ltd	567

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,368,518		Illinois Tool Works, Inc	$233,890
3,100		Indutrade AB	59
98,732	e	Insteel Industries, Inc	1,158
8,154		Jindal Steel & Power Ltd	3,185
172,909		JS Group Corp	2,769
2,000		Kitz Corp	10
77,118	e*	Ladish Co, Inc	3,331
55,308	e	Lifetime Brands, Inc	718
195,456	e*	Mobile Mini, Inc	3,624
668,722	e	Mueller Water Products, Inc (Class A)	6,366
123,747	*	NCI Building Systems, Inc	3,563
782		Norddeutsche Affinerie AG.	30
866,713		Parker Hannifin Corp	65,272
43,450	*	Park-Ohio Holdings Corp	1,091
825,665		Pentair, Inc	28,741
51,005	e*	PGT, Inc	243
515,424		Rexam plc	4,294
74,921		Sanwa Shutter Corp	370
1,000,000		Shin Zu Shing Co Ltd	6,135
187,312		Silgan Holdings, Inc	9,729
210,492	e	Simpson Manufacturing Co, Inc	5,597
159,853	e*	Smith & Wesson Holding Corp	975
327,431		Snap-On, Inc	15,795
325,753		Ssab Svenskt Stal AB (Series A)	8,871
22,516	e	Ssab Svenskt Stal AB (Series B)	554
491,820		Stanley Works	23,843
277,364	e*	Sturm Ruger & Co, Inc	2,297
59,390	e	Sun Hydraulics Corp	1,498
329,450	e*	Taser International, Inc	4,741
102,099	m,v*	Tata Steel Ltd	29
155,924		Tata Steel Ltd	3,700
8,625	b,m,v*	Tower Automotive, Inc	-	^
23,140		Toyo Seikan Kaisha Ltd	411
71,030	*	Trimas Corp	752
113,089	e	Valmont Industries, Inc	10,079
177,673	e	Watts Water Technologies, Inc (Class A)	5,295
557,735		Yieh Phui Enterprise	205
		TOTAL FABRICATED METAL PRODUCTS	685,319

FISHING, HUNTING, AND TRAPPING - 0.00%**
11,739	e*	Lighthouse Caledonia ASA	11
		TOTAL FISHING, HUNTING, AND TRAPPING	11

FOOD AND KINDRED PRODUCTS - 3.48%
194,059		Ajinomoto Co, Inc	2,208
110,708	e*	Altus Pharmaceuticals, Inc	573
34,591	e*	American Dairy, Inc	448
157,026		Anadolu Efes Biracilik Ve Malt Sanayii A.S.	1,862
4,788,648		Anheuser-Busch Cos, Inc	250,638
2,923,501		Archer Daniels Midland Co	135,738
1,000		Ariake Japan Co Ltd	18
925,313		Asahi Breweries Ltd	15,671
109,791		Associated British Foods plc	1,966

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
282,583		AVI Ltd	$829
422,000		Beijing Enterprises Holdings Ltd	2,005
102		Bonduelle S.C.A.	12
86,763	e*	Boston Beer Co, Inc (Class A)	3,267
667		Bourbon S.A.	44
263		Brasseries Maroc	63
9,966		Britvic plc	69
470,797		Bunge Ltd	54,805
878,521		Cadbury Schweppes plc	10,860
920,627		Campbell Soup Co	32,894
101,757		Carlsberg AS (Class B)	12,310
53,200		Charoen Pokphand Foods PCL	7
1,029,000	*	China Agri-Industries Holdings Ltd	689
19,259	*	CJ CheilJedang Corp	6,090
28,513		CJ Corp	2,513
246,940		Coca Cola Hellenic Bottling Co S.A.	10,687
820,027		Coca-Cola Amatil Ltd	6,826
27,018		Coca-Cola Bottling Co Consolidated	1,591
4		Coca-Cola Central Japan Co Ltd	31
13,317,089		Coca-Cola Co	817,270
2,056,463		Coca-Cola Enterprises, Inc	53,530
200,826		Coca-Cola Femsa S.A. de C.V.	987
515,562	e	Coca-Cola West Japan Co Ltd	11,422
644,000	*	Cofco International Ltd	480
121,622		Companhia de Bebidas das Americas	8,790
1,933,518		ConAgra Foods, Inc	45,998
817,616	*	Constellation Brands, Inc (Class A)	19,328
539,120		Corn Products International, Inc	19,813
47,135		Cosan SA Industria e Comercio	551
16,136	*	Cosan SA Industria e Comercio	1
48,428	*	Cott Corp	321
1,801,768		CSR Ltd	4,904
5,434		Dairy Crest Group plc	63
38,099	e	Danisco AS	2,701
611,187	*	Darling International, Inc	7,065
1,190,877		Del Monte Foods Co	11,266
1,957,100		Diageo plc	42,075
200	*	Doutor Nichires Holdings Co Ltd	3
8,139		East Asiatic Co Ltd A.S.	634
5,720		Ebro Puleva S.A.	105
192,460		Embotelladora Andina S.A.	518
270,928		Embotelladora Andina S.A.	783
741,321		Empresas Iansa S.A.	57
41,459	e	Farmer Bros Co	953
553,039		Flowers Foods, Inc	12,947
1,524,255		Fomento Economico Mexicano S.A. de C.V.	5,824
2,305,998		General Mills, Inc	131,442
1,827		Givaudan S.A.	1,761
3,983		Glanbia Plc	27
898,290		Greencore Group plc	5,884
692		Greggs Plc	65
2,829,814		Groupe Danone	254,032
184,971		Grupo Bimbo S.A. de C.V. (Series A)	1,102

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
384,260		Grupo Modelo S.A. (Series C)	$1,813
6,800		Guinness Anchor BHD	11
1,396,717		H.J. Heinz Co	65,199
377,589	e*	Hansen Natural Corp	16,723
779,165		Heineken NV	50,375
778,892		Hershey Co	30,688
9		Hiestand Holding AG.	22
8,717		Hite Brewery Co Ltd	1,327
378,592		Hormel Foods Corp	15,325
24,600		House Foods Corp	414
37,042		Iaws Group plc	815
78,966	e	Imperial Sugar Co	1,482
162,401		InBev NV	13,534
30,000	m,v*	International Hydron Liquidating Trust	1
2,676,260		IOI Corp BHD	6,272
36,400	e	Ito En Ltd	692
5,139	e	Ito En Ltd	73
479,327		J Sainsbury plc	4,058
73,126		J&J Snack Foods Corp	2,287
319,179		J.M. Smucker Co	16,419
14,557,000		JG Summit Holdings	4,056
126,032	e*	Jones Soda Co	938
42,675		Kaneka Corp	354
20,868		Katokichi Co Ltd	130
1,876,539		Kellogg Co	98,387
363,048		Kerry Group plc (Class A)	11,518
199,000		Kikkoman Corp	2,738
120,762		Kirin Brewery Co Ltd	1,774
9,613,097		Kraft Foods, Inc (Class A)	313,675
2,094,527		Kulim Malaysia BHD	5,035
130,670		Lancaster Colony Corp	5,188
163,059		Lance, Inc	3,330
409		Laurent-Perrier	78
85		LDC	11
400		Lindt & Spruengli AG.	1,385
238,050	e	Lion Nathan Ltd	2,009
403		Lotte Chilsung Beverage Co Ltd	452
558		Lotte Confectionery Co Ltd	1,007
61,558	e*	M&F Worldwide Corp	3,315
1		Maruha Nichiro Holdings, Inc	-	^
104,000	e	Matsumotokiyoshi Holdings Co Ltd	2,532
778,980		McCormick & Co, Inc	29,531
73,000	e	Meiji Dairies Corp	372
93,000	e	Meiji Seika Kaisha Ltd	395
52,650	e	MGP Ingredients, Inc	496
4,000		Mitsui Sugar Co Ltd	14
927,344		Molson Coors Brewing Co (Class B)	47,870
6,000	e	Morinaga & Co Ltd	13
75,862	e	National Beverage Corp	610
822,098		Nestle S.A.	377,592
55,500		Nichirei Corp	231
50,000		Nippon Meat Packers, Inc	504
500		Nippon Suisan Kaisha Ltd	3

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,246,973	e	Nisshin Seifun Group, Inc	$12,535
112,705	e	Nissin Food Products Co Ltd	3,642
2,406		Nong Shim Co Ltd	500
29,050		Northern Foods plc	54
4,000		Nosan Corp	10
1,316		Nutreco Holding NV	76
500,808		Olam International Ltd	995
2,458		Orion Corp	656
1,190,018		Parmalat S.p.A.	4,628
76,883	e*	Peet's Coffee & Tea, Inc	2,235
700		Penford Corp	18
1,414,602		Pepsi Bottling Group, Inc	55,820
304,181		PepsiAmericas, Inc	10,135
12,919,803		PepsiCo, Inc	980,613
72,859		Perdigao S.A.	1,812
208,435	*	Performance Food Group Co	5,601
47,328	e	Pernod-Ricard S.A.	10,940
3,828,000		Petra Foods Ltd	4,095
306,800		PPB Group BHD	1,021
309,124		PT Astra Agro Lestari Tbk	922
4,475,514		PT Indofood Sukses Makmur Tbk	1,227
3,704,500		PT Kalbe Farma Tbk	497
936,200		Q.P. Corp	9,755
159,208	*	Ralcorp Holdings, Inc	9,678
125,149	e	Reddy Ice Holdings, Inc	3,168
317,748		Remgro Ltd	9,232
1,499		Robert Wiseman Dairies Plc	16
318,586		Sadia S.A.	1,811
2,146,891		Sampo Oyj (A Shares)	56,751
93,365	e	Sanderson Farms, Inc	3,154
75,000	e	Sapporo Holdings Ltd	604
372,156		Saputo, Inc	11,248
2,933,870		Sara Lee Corp	47,118
266,258		Scottish & Newcastle plc	3,930
410,347	*	Smithfield Foods, Inc	11,867
20,000		Snow Brand Milk Products Co Ltd	66
19,825		Strauss-Elite Ltd	319
31,207	e	Suedzucker AG.	739
859,932		Swire Pacific Ltd (Class A)	11,856
54,000	e	Takara Holdings, Inc	325
3,000		Takasago International Corp	21
26,261		Tata TEA Ltd	605
153,632		Tate & Lyle plc	1,361
5,096,300		Tingyi Cayman Islands Holding Corp	8,235
187,853	e	Tootsie Roll Industries, Inc	5,151
15,789		Total Produce plc	14
165,000		Toyo Suisan Kaisha Ltd	2,998
195,832	*	TreeHouse Foods, Inc	4,502
1,004,176		Tyson Foods, Inc (Class A)	15,394
53,551		Ulker Gida Sanayi ve Ticaret A.S.	218
3,284,878		Unilever plc	123,585
2,978,000	*	Uni-President China Holdings Ltd	2,345
102,237		United Breweries Co, Inc	716

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
12,000		Vitasoy International Holdings Ltd	$5
1,221,000		Wilmar International Ltd	4,572
1,022,773		Wrigley (Wm.) Jr Co	59,883
140,200	e	Yakult Honsha Co Ltd	3,244
1,047,974	e	Yamazaki Baking Co Ltd	10,263
128,200		Yantai Changyu Pioneer Wine Co	962
		TOTAL FOOD AND KINDRED PRODUCTS	4,684,232

FOOD STORES - 0.66%
180,401		Alimentation Couche Tard, Inc (Class B)	3,343
1,300		Arcs Co Ltd	16
9,052	e	Arden Group, Inc (Class A)	1,400
2,131,567	e	Carrefour S.A.	166,076
2,600		Cawachi Ltd	67
633,569		Centros Comerciales Sudamericanos S.A.	2,550
5,587		Colruyt S.A.	1,315
48,524		Companhia Brasileira de Distribuicao Grupo Pao de Acucar	930
1,727,600		CP Seven Eleven PCL	559
155,064		Delhaize Group	13,648
15,059		Discount Investment Corp	481
1,613,275		Distribucion y Servicio D&S S.A.	844
376,600		FamilyMart Co Ltd	11,765
69,033		George Weston Ltd	3,788
3,361,373		Goodman Fielder Ltd	5,593
132,143	e	Great Atlantic & Pacific Tea Co, Inc	4,140
62,654		Ingles Markets, Inc (Class A)	1,591
2,399,318		Jeronimo Martins SGPS S.A.	18,943
193,503		Kesko Oyj (B Shares)	10,671
389,240		Koninklijke Ahold NV	5,423
5,729,812		Kroger Co	153,043
48,100		Lawson, Inc	1,705
146,031		Loblaw Cos Ltd	5,026
65,453		Migros Turk TAS	1,279
119,644	e*	Panera Bread Co (Class A)	4,286
128,674	e*	Pantry, Inc	3,362
136,785		Pick'n Pay Stores Ltd	753
371,000		President Chain Store Corp	975
242,246		Ruddick Corp	8,399
2,429,315		Safeway, Inc	83,107
1,145,686		Seven & I Holdings Co Ltd	33,433
375,109		Shoprite Holdings Ltd	2,363
4,970,330		Sonae SPGS S.A.	14,388
1,081,508		Supervalu, Inc	40,578
19,052,649		Tesco plc	181,003
167		Valora Holding AG.	41
31,356	e	Village Super Market (Class A)	1,596
76,436	e	Weis Markets, Inc	3,053
793,578	e	Whole Foods Market, Inc	32,378
179,777	*	Winn-Dixie Stores, Inc	3,033
1,726,810		WM Morrison Supermarkets plc	11,068
1,854,626		Woolworths Ltd	55,351
		TOTAL FOOD STORES	893,363

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
FORESTRY - 0.08%
26,929		Great Southern Ltd	$46
5,353		Gunns Ltd	17
772,266		Rayonier, Inc	36,482
1,001,714		Weyerhaeuser Co	73,866
		TOTAL FORESTRY	110,411

FURNITURE AND FIXTURES - 0.21%
154,508	e	Ethan Allen Interiors, Inc	4,404
280,760	e	Furniture Brands International, Inc	2,824
411,839		Herman Miller, Inc	13,339
240,906		Hillenbrand Industries, Inc	13,426
337,028	e	HNI Corp	11,816
54,974	e	Hooker Furniture Corp	1,105
654		Hunter Douglas NV	48
286,790		Interface, Inc (Class A)	4,680
3,624,712		Johnson Controls, Inc	130,635
153,005	e	Kimball International, Inc (Class B)	2,096
294,973	e	La-Z-Boy, Inc	2,339
795,806	e	Leggett & Platt, Inc	13,879
3,001,271		Masco Corp	64,858
10,031		Neopost S.A.	1,034
234,045	e	Sealy Corp	2,619
273,329	e*	Select Comfort Corp	1,916
495,838	e	Tempur-Pedic International, Inc	12,877
		TOTAL FURNITURE AND FIXTURES	283,895

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
1,196,871	*	Bed Bath & Beyond, Inc	35,176
900	e*	Bell Microproducts, Inc	5
3,495,664	e	Circuit City Stores, Inc	14,682
468,747		DSG International plc	926
81,178		Ellerine Holdings Ltd	986
963,838	*	GameStop Corp (Class A)	59,864
48,469		Grupo Elektra S.A. de CV	1,443
4,537		GUD Holdings Ltd	40
2,305,597	e	Harvey Norman Holdings Ltd	13,766
121,079	e	Haverty Furniture Cos, Inc	1,088
22,400	e*	hhgregg, Inc	308
1,219		JB Hi-Fi Ltd	17
2,670,054		Kesa Electricals plc	12,411
334,564		Knoll, Inc	5,497
2,200		Kohnan Shoji Co Ltd	38
1,000		Komeri Co Ltd	27
700		K's Holdings Corp	18
257,371	e*	Mohawk Industries, Inc	19,148
29,250		Nitori Co Ltd	1,403
519,985	e*	Pier 1 Imports, Inc	2,719
24,606		Shimachu Co Ltd	698
410,003		Steelcase, Inc (Class A)	6,507
222,394	e	Tuesday Morning Corp	1,128
301,894	*	Waterford Wedgwood plc	9
371,265	e	Williams-Sonoma, Inc	9,616

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
175,198		Yamada Denki Co Ltd	$20,027
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	207,547

GENERAL BUILDING CONTRACTORS - 0.34%
2,357,247		Amec plc	39,345
9,636	e	Amrep Corp	294
162,000		ASK Planning Center, Inc	479
366,016	e	Asunaro Aoki Construction Co Ltd	2,274
34,954	e*	Avatar Holdings, Inc	1,462
329,774		Aveng Ltd	2,936
576,220		Balfour Beatty plc	5,704
250,363		Barratt Developments plc	2,270
231,547	e*	Beazer Homes USA, Inc	1,720
8,923		Bellway plc	148
394,564		Berkeley Group Holdings plc	10,603
257,781		Bilfinger Berger AG.	19,892
65,927	e	Brookfield Homes Corp	1,042
970,928		Centex Corp	24,526
1,574,200		Cheung Kong Infrastructure Holdings Ltd	5,885
667,280		Consorcio ARA, S.A. de C.V.	731
283,429	*	Corp GEO S.A. de C.V. (Series B)	813
182,525		CRH plc	6,330
1,971,416	e	Daikyo, Inc	5,753
98,149		Daito Trust Construction Co Ltd	5,438
484,101		Daiwa House Industry Co Ltd	6,253
140,978		DLF Ltd	3,841
1,651,434		DR Horton, Inc	21,749
2,500,000		Eastern & Oriental BHD	2,026
112,305		Eiffage S.A.	11,060
1,109,256		Fletcher Building Ltd	9,817
2,655,403		Haseko Corp	4,587
32,254		Hellenic Technodomiki Tev S.A.	462
12,538		Hochtief AG.	1,686
17		Hoosiers Corp	6
210,996	e*	Hovnanian Enterprises, Inc (Class A)	1,513
76,604		Hyundai Development Co	7,488
6,256,050		IJM Corp BHD	16,269
86,551	e	Imerys S.A.	7,117
11,433,708	*	Italian-Thai Development PCL	2,817
500		JM AB	10
615,508		Kajima Corp	2,011
745,168	e	KB Home	16,096
2,244		Kier Group plc	65
396,558		Lend Lease Corp Ltd	6,024
988,051	e	Lennar Corp (Class A)	17,676
85,368	e	M/I Homes, Inc	896
688,100	*	Malaysian Resources Corp BHD	531
132,315	e	McGrath RentCorp	3,407
508,744		MDC Holdings, Inc	18,890
5,996		Mears Group plc	28
129,026	e*	Meritage Homes Corp	1,880
50,277	*	MRV Engenharia e Participacoes S.A.	1,075
65,241	e*	NVR, Inc	34,186

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
407,407		Obayashi Corp	$2,050
1,979		Obrascon Huarte Lain S.A.	67
57,907	e*	Palm Harbor Homes, Inc	611
6,057	*	PBG S.A.	756
190,398	*	Perini Corp	7,886
238,852		Persimmon plc	3,804
1,256,063	e	Pulte Homes, Inc	13,239
710,524	e	Ryland Group, Inc	19,575
27,646	e	Sacyr Vallehermoso S.A.	1,075
747,796		Sekisui Chemical Co Ltd	5,040
486,629		Sekisui House Ltd	5,262
5,834,000		Shanghai Forte Land Co	3,195
357,800		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	837
383,842		Shimizu Corp	1,677
408,131		Skanska AB (B Shares)	7,704
45,633		Sobha Developers Ltd	1,055
369,671	e*	Standard-Pacific Corp	1,238
171,700		Suruga Corp	2,873
48,000	*	SxL Corp	26
617,425		Taisei Corp	1,669
199,193		Takamatsu Corp	2,648
954,009		Taylor Woodrow plc	3,860
73,890	e*	Team, Inc	2,703
2	*	Technical Olympic S.A.	-	^
14,481		Titan Cement Co S.A.	661
89,504		Toda Corp	432
3,710		Tokyu Construction Co Ltd	14
991,065	e*	Toll Brothers, Inc	19,881
291,282	*	Urbi Desarrollos Urbanos S.A. de C.V	1,003
278,910		Walter Industries, Inc	10,021
155,023	e*	WCI Communities, Inc	586
39,420	e	YIT Oyj	864
		TOTAL GENERAL BUILDING CONTRACTORS	459,423

GENERAL MERCHANDISE STORES - 1.27%
258,521	e*	99 Cents Only Stores	2,058
495,840		Aeon Co Ltd	7,270
1,268,494	e*	Big Lots, Inc	20,283
425,184	*	BJ's Wholesale Club, Inc	14,384
56,367	e	Bon-Ton Stores, Inc	535
206,894	e*	Cabela's, Inc	3,118
309,121		Casey's General Stores, Inc	9,153
64,853	e*	Conn's, Inc	1,110
2,506,385		Costco Wholesale Corp	174,845
2,300	*	Daiei, Inc	12
18,934		David Jones Ltd	92
233,293	e	Dillard's, Inc (Class A)	4,381
1,530,150		Family Dollar Stores, Inc	29,425
454,000		Far Eastern Department Stores Co Ltd	549
234,500	e	Fred's, Inc	2,258
76,000	e	Hankyu Department Stores, Inc	595
82,456		Hola Home Furnishings Co Ltd	56
14,670		Hyundai Department Store Co Ltd	1,865

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,113,000	*	Intime Department Store Group Co Ltd	$1,319
189,000		Isetan Co Ltd	2,570
359,920		J Front Retailing Co Ltd	3,180
700		Japan Airport Terminal Co Ltd	12
1,275,648		JC Penney Co, Inc	56,116
21,807	e*	KarstadtQuelle AG.	518
381,484		Keio Corp	2,315
1,060,489	e	Kintetsu Corp	3,294
225,800		Lojas Americanas S.A.	1,973
107,021		Lojas Renner S.A.	2,164
4,033,629		Macy's, Inc	104,350
3,108,974		Marks & Spencer Group plc	34,657
231,000		Marui Co Ltd	2,281
323,900	e	Mitsukoshi Ltd	1,473
2,070,581	*	New World Department Store China Ltd	2,932
202,512		PPR	32,569
981		Rallye S.A.	70
144,679	e*	Retail Ventures, Inc	736
204,206		SACI Falabella	992
567,084	e	Saks, Inc	11,773
13,011		Shinsegae Co Ltd	10,091
143,703	e	Stein Mart, Inc	681
226,300	e	Takashimaya Co Ltd	2,735
5,049,870		Target Corp	252,493
4,099,648		TJX Cos, Inc	117,783
2,805,119	e	Tobu Railway Co Ltd	13,107
1,350,016		Tokyu Corp	8,882
136,400		UNY Co Ltd	1,171
2,233,989		Wal-Mart de Mexico S.A. de C.V. (Series V)	7,714
15,857,579		Wal-Mart Stores, Inc	753,711
13,046		Warehouse Group Ltd	57
		TOTAL GENERAL MERCHANDISE STORES	1,705,708

HEALTH SERVICES - 1.12%
158,519	e*	Alliance Imaging, Inc	1,525
138,227	e*	Amedisys, Inc	6,707
88,182	e*	American Dental Partners, Inc	884
1,033,056		AmerisourceBergen Corp	46,353
188,944	e*	Amsurg Corp	5,113
340,872	*	Apria Healthcare Group, Inc	7,353
274,634	e*	Assisted Living Concepts, Inc (A Shares)	2,060
56,113	e*	Bio-Reference Labs, Inc	1,834
898,078	*	Bioton S.A.	325
146,377	e	Brookdale Senior Living, Inc	4,159
888,300		Bumrungrad Hospital PCL	1,068
1,601,928		Cigna Corp	86,072
1,820	*	Clinica Baviera S.A.	63
18,333	e	Coloplast AS (Class B)	1,591
535,648	*	Community Health Systems, Inc	19,744
42,798	*	Corvel Corp	985
305,448	*	Covance, Inc	26,458
1,478,966	*	Coventry Health Care, Inc	87,629
191,679	*	Cross Country Healthcare, Inc	2,729

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
178,636	e*	CryoLife, Inc	$1,420
646,310	*	DaVita, Inc	36,420
29,206		Diagnosticos da America S.A.	605
289,559	*	Edwards Lifesciences Corp	13,317
64,790	*	eHealth, Inc	2,080
51,193	e*	Emeritus Corp	1,287
159,726	e*	Enzo Biochem, Inc	2,035
1,432,346	*	Express Scripts, Inc	104,561
14,900	*	FGX International Holdings Ltd	177
1,863,666		Fraser and Neave Ltd	7,639
425,118		Fresenius Medical Care AG.	22,804
69,750	e*	Genomic Health, Inc	1,579
27,100	*	Genoptix Inc	832
158,333	*	Gentiva Health Services, Inc	3,015
48,019		Getinge AB (B Shares)	1,289
961,094		Health Management Associates, Inc (Class A)	5,747
4,478,079	a*	Healthsouth Corp	94,040
189,197	e*	Healthways, Inc	11,057
2,400	*	Hooper Holmes, Inc	4
148,720	e*	Hythiam, Inc	436
307,097	e*	Immunomedics, Inc	712
149,289		Intertek Group plc	2,942
380,824		Japan Care Service Corp	716
1,990		Japan Longlife Co Ltd	387
170,511	*	Kindred Healthcare, Inc	4,259
3,912	*	Laboratorios Almirall S.A.	86
483,304	*	Laboratory Corp of America Holdings	36,504
128,309	e	LCA-Vision, Inc	2,562
77,605	e*	LHC Group, Inc	1,939
227,050	*	LifePoint Hospitals, Inc	6,752
525,066	*	Lincare Holdings, Inc	18,461
268,230	*	Magellan Health Services, Inc	12,508
111,653	e*	Matria Healthcare, Inc	2,654
2,197,617		McKesson Corp	143,966
150,924	*	MDS, Inc	2,934
98,397	*	Medcath Corp	2,417
1,807,975	*	Medco Health Solutions, Inc	183,329
274,627		Mindray Medical International Ltd (ADR)	11,801
36,521	e	National Healthcare Corp	1,888
553,291	e*	Nektar Therapeutics	3,713
34,354		Nestor Healthcare Group plc	23
794,834		Network Healthcare Holdings Ltd	1,347
112,808	e*	Nighthawk Radiology Holdings, Inc	2,375
2,300		Nihon Kohden Corp	55
202,132	*	Odyssey HealthCare, Inc	2,236
502,496	e	Omnicare, Inc	11,462
1,100	*	Osteotech, Inc	9
1,879,534		Parkway Holdings Ltd	5,171
203,694	*	Pediatrix Medical Group, Inc	13,882
424,618		Pharmaceutical Product Development, Inc	17,142
133,900	*	Pharmstandard (GDR)	3,682
115,591		Primary Health Care Ltd	1,208
284,285	*	Psychiatric Solutions, Inc	9,239

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
67,847	e*	Radiation Therapy Services, Inc	$2,097
21,000		Raffles Medical Group Ltd	22
172,846		Ramsay Health Care Ltd	1,662
100,232	*	RehabCare Group, Inc	2,261
1,983		Rhoen Klinikum AG.	63
234,801	*	Sierra Health Services, Inc	9,852
8,265	e*	Sirtris Pharmaceuticals, Inc	113
136,375	e*	Skilled Healthcare Group, Inc (Class A)	1,995
596,100		Sonic Healthcare Ltd	8,751
132,597	e*	Stereotaxis, Inc	1,620
5,673		Straumann Holding AG.	1,565
227,988	*	Sun Healthcare Group, Inc	3,915
244,703	e*	Sunrise Senior Living, Inc	7,507
1,862,373	e*	Tenet Healthcare Corp	9,461
900,000	*	Town Health International Holdings Co Ltd	14
188,699		Universal Health Services, Inc (Class B)	9,661
3,664,670	*	WellPoint, Inc	321,501
		TOTAL HEALTH SERVICES	1,503,417

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.35%
305,306	e	Abertis Infraestructuras S.A.	9,838
547,861		ACS Actividades Cons y Servicios S.A.	32,561
5,045		Astaldi S.p.A.	38
165		Athens Water Supply & Sewage Co S.A.	3
245,000		Bangkok Expressway PCL	173
62,169		Biffa plc	408
1,073		Boskalis Westminster	65
2,103,941		Bouygues S.A.	175,336
91,938	e	Chiyoda Corp	1,048
35		Compagnie d'Entreprises CFE	72
28,075	e*	Comverge, Inc	884
10,256		ConnectEast Group	14
20,572		Daelim Industrial Co	3,934
303,656	*	Empresas ICA Sociedad Controladora S.A. de C.V.	2,007
160,244	e	Fomento de Construcciones y Contratas S.A.	12,042
383,485	*	Foster Wheeler Ltd	59,448
4,096,800		Gamuda BHD	5,971
11,769		Gemina S.p.A.	21
333,221		Giken Seisakusho Co, Inc	1,223
200,690		Granite Construction, Inc	7,261
11,642		Great Lakes Dredge & Dock Corp	102
30,335	e	Grupo Ferrovial S.A.	2,134
51,684		GS Engineering & Construction Corp	8,614
3,306,055		Guangzhou Investment Co Ltd	971
31,395	*	Hyundai Engineering & Construction Co Ltd	2,958
133,666	*	Matrix Service Co	2,917
206,520		Murray & Roberts Holdings Ltd	3,082
3,500		NCC AB (B Shares)	75
89,853	e	Nishimatsu Construction Co Ltd	251
57,696	e	Okumura Corp	281
5,200		Peab AB	54
5,685,217	*	PT Truba Alam Manunggal Engineering	859
1,167,110		Puncak Niaga Holding BHD	1,765

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,000		Takuma Co Ltd	$12
4,400	*	TK Development	63
1,356		Tognum AG.	41
855,217		Transurban Group	5,136
515,900		UEM World BHD	615
1,730,496	e	Vinci S.A.	128,148
128,367	v*	YTL Corp BHD	57
1,925,513		YTL Corp BHD	4,600
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	475,082

HOLDING AND OTHER INVESTMENT OFFICES - 1.89%
1,153,795		3i Group plc	23,036
900	*	4Kids Entertainment, Inc	12
175,692		Acadia Realty Trust	4,499
876		Ackermans & Van Haaren	86
175,603	e*	Affiliated Managers Group, Inc	20,626
63,252	e	Agree Realty Corp	1,904
278,014	e	Alesco Financial, Inc	912
10,324	e*	Alexander's, Inc	3,647
162,188		Alexandria Real Estate Equities, Inc	16,490
1,007,191		Allan Gray Property Trust	995
16,447,600		Allco Commercial Real Estate Investment Trust	10,227
726,480	e	Allied Capital Corp	15,619
583,694		AMB Property Corp	33,597
139,640		American Campus Communities, Inc	3,749
711,576		American Financial Realty Trust	5,707
868		AmFirst Real Estate Investment Trust	-	^
89,963	e*	Ampal American Israel (Class A)	665
1,836,617		Annaly Mortgage Management, Inc	33,390
371,140	e	Anthracite Capital, Inc	2,687
386,829		Anworth Mortgage Asset Corp	3,195
683,202	e	Apartment Investment & Management Co (Class A)	23,728
608,444	e	Apollo Investment Corp	10,374
83,694	e	Arbor Realty Trust, Inc	1,348
400,005		ARC Energy Trust	8,268
658,153		Ashford Hospitality Trust, Inc	4,732
1,066,886		Ashmore Group plc	5,713
14		Asset Managers Co Ltd	17
136,611		Associated Estates Realty Corp	1,290
20,292		Australian Infrastructure Fund	55
521,561		AvalonBay Communities, Inc	49,100
2,231,707	e	Babcock & Brown Wind Partners	3,331
944		Bellevue Group AG.	72
391,805		BioMed Realty Trust, Inc	9,078
15,000		Boardwalk Real Estate Investment Trust	677
1,579		Bodycote International plc	6
662,192		Boston Properties, Inc	60,796
363,653		Brandywine Realty Trust	6,520
193,968	e	BRE Properties, Inc (Class A)	7,862
11,506		Brewin Dolphin Holdings plc	38
1,005,873		Brookfield Asset Management, Inc (Class A)	36,130
61,014	e	BRT Realty Trust	934
285,029		Camden Property Trust	13,724

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,223,800		CapitaCommercial Trust	$3,770
239,779		Capital Lease Funding, Inc	2,019
16,083	e	Capital Southwest Corp	1,904
84,545	e	Capital Trust, Inc (Class A)	2,591
4,097,659		CapitaMall Trust	9,850
13,619		CapMan Oyj (B Shares)	65
501,657		CBL & Associates Properties, Inc	11,995
165,158	e	CBRE Realty Finance, Inc	882
256,934		Cedar Shopping Centers, Inc	2,628
1,379,243	e	CFS Gandel Retail Trust	2,834
45,358	e	Cherokee, Inc	1,464
775,927		China Merchants Holdings International Co Ltd	4,826
95,259		CI Financial Income Fund	2,709
322,210		Colonial Properties Trust	7,292
998,070		Commonwealth Property Office Fund	1,354
111,185		Companhia de Concessoes Rodoviarias	1,718
1,117		Corp Financiera Alba	76
219,721		Corporate Office Properties Trust	6,921
210,909		Cousins Properties, Inc	4,661
4		Crescendo Investment Corp	15
61	e	Cross Timbers Royalty Trust	3
126,656	e	Crystal River Capital, Inc	1,829
10		DA Office Investment Corp	65
1,007,467		DCT Industrial Trust, Inc	9,380
250,638	e	Deerfield Capital Corp	2,005
475,464		Developers Diversified Realty Corp	18,206
542,144		DiamondRock Hospitality Co	8,121
301,261		Digital Realty Trust, Inc	11,559
542,832		Douglas Emmett, Inc	12,273
902,988		Duke Realty Corp	23,550
157,115		EastGroup Properties, Inc	6,575
196,756	e	Education Realty Trust, Inc	2,212
172,937		Entertainment Properties Trust	8,128
140,268		Equity Lifestyle Properties, Inc	6,406
200,255	e	Equity One, Inc	4,612
1,323,159		Equity Residential	48,256
132,477		Essex Property Trust, Inc	12,915
118,323		Eurazeo	15,180
379,668	e	Extra Space Storage, Inc	5,425
370,636		Federal Realty Investment Trust	30,448
429,616		FelCor Lodging Trust, Inc	6,698
240,970	e	First Industrial Realty Trust, Inc	8,338
86,000		First Pacific Co	67
138,983	e	First Potomac Realty Trust	2,403
302,867	e	Franklin Street Properties Corp	4,482
907,591	e*	Friedman Billings Ramsey Group, Inc (Class A)	2,850
1,229,353		General Growth Properties, Inc	50,625
5,885,340		Genting BHD	14,059
239,223	*	Getin Holding S.A.	1,430
98,005		Getty Realty Corp	2,615
67,311	e	Gladstone Capital Corp	1,144
201,367	e	Glimcher Realty Trust	2,878
195,814	e	GMH Communities Trust	1,081

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,225,000		GOME Electrical Appliances Holdings Ltd	$3,111
130,410	*	Goodman PLUS Trust	10,849
43,025		Goodman Property Trust	48
1,923,981		GPT Group	6,825
179,674	e	Gramercy Capital Corp	4,368
393,605		Great Portland Estates plc	3,682
75,159		Groupe Bruxelles Lambert S.A.	9,656
3,325	e*	Groupe Bruxelles Lambert S.A.	-	^
1,600	*	Groupe Eurotunnel S.A.	28
33,672		GS Holdings Corp	2,090
7,721,573		Guinness Peat Group plc	10,339
1,226		HCI Capital AG.	27
1,521,085		HCP, Inc	52,903
332,210		Health Care REIT, Inc	14,846
281,094	e	Healthcare Realty Trust, Inc	7,137
246,070		Heineken Holding NV	13,934
232,620		Hersha Hospitality Trust	2,210
88,378	e*	HFF, Inc (Class A)	684
297,492		Highwoods Properties, Inc	8,740
289,835	e*	Hilltop Holdings, Inc	3,165
51,200		HKR International Ltd	49
205,202		Home Properties, Inc	9,203
357,396		Hospitality Properties Trust	11,515
2,764,939		Host Marriott Corp	47,115
141,717		Housing Development Finance Corp	10,347
824,320		HRPT Properties Trust	6,372
888	e	Hugoton Royalty Trust	20
313,122	*	Immoeast AG.	3,374
510,146	e,v	IMPAC Mortgage Holdings, Inc	281
1,995,247	e	ING Industrial Fund	4,450
49,141		ING Office Fund	70
329,535	e	Inland Real Estate Corp	4,666
1,316,100		Investimentos Itau S.A.	8,688
366,406		Investors Real Estate Trust	3,287
125,188		Is Gayrimenkul Yatirim Ortakligi A.S.	184
830,000		iShares MSCI EAFE Index Fund	65,155
636,724	e	iShares MSCI Japan Index Fund	8,462
368,000	e	iShares Russell 2000 Index Fund	27,939
834,624	e	iStar Financial, Inc	21,742
58,455	*	Istituto Finanziario Industriale S.p.A.	1,991
226,500	e	Jafco Co Ltd	7,461
274,514	e*	Jamba, Inc	1,016
880,000		Japan Asia Investment Co Ltd	5,128
660		Japan Prime Realty Investment Corp	2,659
296		Japan Real Estate Investment Corp	3,709
263		Japan Retail Fund Investment Corp	1,876
140,418	e	JER Investors Trust, Inc	1,512
659,864		JFE Holdings, Inc	33,432
8,000		KBC Ancora	906
139,329		Kilroy Realty Corp	7,658
1,013,815		Kimco Realty Corp	36,903
165,419		Kite Realty Group Trust	2,526
234,171		Kiwi Income Property Trust	241

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
7,933,200		KLCC Property Holdings BHD	$8,396
523,000	*	KWG Property Holding Ltd	771
444,359		Land Securities Group plc	13,321
255,252		LaSalle Hotel Properties	8,143
434,261		Lexington Corporate Properties Trust	6,314
163,021		LG Corp	12,174
714,905		Liberty Property Trust	20,596
3,290,000	*	Lippo-Mapletree Indonesia Retail Trust	1,520
142,123		LTC Properties, Inc	3,560
246,219	e,v	Luminent Mortgage Capital, Inc	192
441,387		Macerich Co	31,365
260,083		Mack-Cali Realty Corp	8,843
202,554	e	Macquarie Communications Infrastructure Group	966
4,748,047	e	Macquarie Infrastructure Group	12,632
12,608		Macquarie Media Group Ltd	46
6,045,459		Macquarie Office Trust	7,431
229,442	e	Maguire Properties, Inc	6,762
4,158,006		Man Group plc	47,096
2,715,000		Mapletree Logistics Trust	2,056
301,228	e	Medical Properties Trust, Inc	3,070
4,176,813		Melco International Development	6,278
242,586	*	Meruelo Maddux Properties, Inc	970
727,346		MFA Mortgage Investments, Inc	6,728
160,174		Mid-America Apartment Communities, Inc	6,847
1,758,929		Midland Holdings Ltd	2,779
24,000		Minth Group Ltd	35
317,303	e	Mission West Properties, Inc	3,018
2		Mori Hills REIT Investment Corp	14
2		Mori Trust Sogo Reit, Inc	21
627,700	*	Mulpha International BHD	296
147,825		MVC Capital, Inc	2,386
136,693	e	National Health Investors, Inc	3,814
409,234		National Retail Properties, Inc	9,568
10,100		Nationale A Portefeuille	727
601,556		Nationwide Health Properties, Inc	18,871
4		New City Residence Investment Corp	16
220,914	e	Newcastle Investment Corp	2,863
220,475	e*	NexCen Brands, Inc	1,067
335		Nippon Building Fund, Inc	4,708
12		Nippon Commercial Investment Corp	54
3		Nippon Residential Investment Corp	14
7,025		Nobel Biocare Holding AG.	1,880
2,176,482		Noble Group Ltd	3,674
183		Nomura Real Estate Office Fund, Inc	1,736
348,592	e	NorthStar Realty Finance Corp	3,109
46,567	e*	Novastar Financial, Inc	135
855		NTT Urban Development Corp	1,385
1,143,799		NWS Holdings Ltd	3,653
330,993		Omega Healthcare Investors, Inc	5,312
23,000		Pacific Century Premium Developments Ltd	8
81,539	e	Parkway Properties, Inc	3,015
363		Partners Group	49
104,724	e	PennantPark Investment Corp	1,049

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
212,454		Pennsylvania Real Estate Investment Trust	$6,306
1,025,788		Plum Creek Timber Co, Inc	47,227
5,066,160		Polytec Asset Holdings Ltd	1,507
261,946	e	Post Properties, Inc	9,200
227,550	e	Potlatch Corp	10,112
3		Premier Investment Co	18
166,344	e	PrimeWest Energy Trust	4,537
1,745,685		Prologis	110,642
132,928	e	Prospect Capital Corp	1,735
126,480		PS Business Parks, Inc	6,647
30,035		PSP Swiss Property AG.	1,517
671,745		Public Storage, Inc	49,313
84,765	e	Quadra Realty Trust, Inc	681
379,962	e	RAIT Investment Trust	3,275
108,922		Ramco-Gershenson Properties	2,328
700		Ratos AB (B Shares)	19
602,937	e	Realty Income Corp	16,291
133,621	e	Redwood Trust, Inc	4,575
53,949,000		Regal Real Estate Investment Trust	14,737
361,946		Regency Centers Corp	23,342
127,337	e	Resource Capital Corp	1,185
179,904		RioCan Real Estate Investment Trust	3,977
468,219		RMB Holdings Ltd	2,028
59,814		Saul Centers, Inc	3,196
4		Secured Capital Japan Co Ltd	6
491,842		Senior Housing Properties Trust	11,155
475,000		Shanghai Industrial Holdings Ltd	2,071
1,261,500		Shimao Property Holdings Ltd	3,220
342,318		Shinhan Financial Group Co Ltd	19,565
1,241,469		Simon Property Group, Inc	107,834
384,321		SL Green Realty Corp	35,919
2,893,552		SM Prime Holdings	719
119,380		Sovran Self Storage, Inc	4,787
1,180,000	e	SPDR Trust Series 1	172,528
445,489	e	Strategic Hotels & Resorts, Inc	7,453
95,915		Sun Communities, Inc	2,021
387,084		Sunstone Hotel Investors, Inc	7,080
185,552		Suntec Real Estate Investment Trust	220
173,782	e	Tanger Factory Outlet Centers, Inc	6,553
66,090	e	Tarragon Corp	99
776,636		Taubman Centers, Inc	38,203
514,042	e	Thornburg Mortgage, Inc	4,750
588,927	e	UDR, Inc	11,690
82,553		United Arab Investors	332
2		United Urban Investment Corp	13
65,803	e	Universal Health Realty Income Trust	2,332
119,618	e	Urstadt Biddle Properties, Inc (Class A)	1,854
277,264		U-Store-It Trust	2,540
656,083		Ventas, Inc	29,688
1,756,032		Virgin Media, Inc	30,098
7,865	e*	Virgin Media, Inc (Expires 1/10/11)	2
409,000	*	Vista Land & Lifescapes, Inc	59
652,351		Vornado Realty Trust	57,374

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
475	*	Vostok Gas Ltd	$38
277,767		WABCO Holdings, Inc	13,913
246,737	e	Washington Real Estate Investment Trust	7,750
310,881	e	Weingarten Realty Investors	9,774
40,161	e	Wendel	5,809
345,970	*	Wharf Holdings Ltd	475
2,772,766		Wharf Holdings Ltd	14,526
238,164		Winthrop Realty Trust	1,260
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,544,245

HOTELS AND OTHER LODGING PLACES - 0.62%
4,313,322	e	Accor S.A.	344,955
149,403	e	Ameristar Casinos, Inc	4,115
3,535,000		Banyan Tree Holdings Ltd	5,034
123,105	e*	Bluegreen Corp	885
305,173		Boyd Gaming Corp	10,397
492,654		Choice Hotels International, Inc	16,356
816,761	*	Crown Ltd	9,646
232,515	e*	Gaylord Entertainment Co	9,410
11,000		Great Eagle Holdings Ltd	41
171,952	e*	Great Wolf Resorts, Inc	1,687
2,322,768		Hongkong & Shanghai Hotels	4,081
1,490,884		Indian Hotels Co Ltd	6,037
93,522		Intercontinental Hotels Group plc	1,646
94,145	e*	Isle of Capri Casinos, Inc	1,296
198,437		Kangwon Land, Inc	5,215
429,332	*	Las Vegas Sands Corp	44,243
137,294	*	Lodgian, Inc	1,546
121,501	e	Marcus Corp	1,877
1,373,866		Marriott International, Inc (Class A)	46,959
968,754	*	MGM Mirage	81,395
13,206,618		Minor International PCL	7,136
89,506	e*	Monarch Casino & Resort, Inc	2,155
101,109	e*	Morgans Hotel Group Co	1,949
14,079	e	NH Hoteles S.A.	251
62,743	*	Orascom Hotels & Development	935
18,699		Orbis S.A.	528
344,130	e	Orient-Express Hotels Ltd (Class A)	19,794
345		Pierre & Vacances	48
118,000		Regal Hotels International Holdings Ltd	10
2,000		Rezidor Hotel Group AB	12
88,190	e*	Riviera Holdings Corp	2,716
3,039,231		Shangri-La Asia Ltd	9,550
4,275		Sol Melia S.A.	65
2,415,201		Starwood Hotels & Resorts Worldwide, Inc	106,341
3,290,446		Thomas Cook Group plc	18,471
178,820	e*	Trump Entertainment Resorts, Inc	769
452,326		TUI Travel plc	2,645
1,153,130		United Overseas Land Ltd	3,621
165,997	e*	Vail Resorts, Inc	8,932
803,509		Wyndham Worldwide Corp	18,931
224,883		Wynn Resorts Ltd	25,216
		TOTAL HOTELS AND OTHER LODGING PLACES	826,896

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
INDUSTRIAL MACHINERY AND EQUIPMENT - 5.96%
79,536	e	Aaon, Inc	$1,576
1,784,636		Acer, Inc	3,494
376,982	e	Actuant Corp (Class A)	12,821
183,142		Advantech Co Ltd	417
584,942	*	AGCO Corp	39,764
4,700		Aichi Corp	46
4,297	*	Aixtron AG.	60
150,653	e	Albany International Corp (Class A)	5,589
23,989		Alfa Laval AB	1,351
145,166	e*	Allis-Chalmers Energy, Inc	2,141
577,911		Alstom RGPT	124,206
53,976	*	Altra Holdings, Inc	898
641,923		Amada Co Ltd	5,643
2,800		Amano Corp	33
84,876		Ampco-Pittsburgh Corp	3,236
201,633		Andritz AG.	12,219
8,059,229		Applied Materials, Inc	143,132
242,775	e	ARRK Corp	730
203,900		ASM Pacific Technology	1,500
824,658		ASML Holding NV	26,115
127,679	*	Astec Industries, Inc	4,748
102,302	e*	ASV, Inc	1,417
359,104	*	Asyst Technologies, Inc	1,171
555,525		Atlas Copco AB (A Shares)	8,294
355,623		Atlas Copco AB (B Shares)	4,856
2,200	*	AuthenTec, Inc	32
592,431	e*	Axcelis Technologies, Inc	2,725
771,000	*	Benq Corp	851
528,248		Black & Decker Corp	36,792
105,865		Black Box Corp	3,829
214,601	*	Blount International, Inc	2,642
3,798		Bradken Ltd	26
2,440,795		Brambles Ltd	24,710
304,118	e	Briggs & Stratton Corp	6,891
6,495,636	*	Brocade Communications Systems, Inc	47,678
593,767	*	Brooks Automation, Inc	7,844
66,500		Brother Industries Ltd	859
182		Bucher Industries AG.	42
200,189		Bucyrus International, Inc (Class A)	19,897
49		Burckhardt Compression Holding AG.	16
2,259,730		Canon, Inc	105,184
12,038		Cargotec Corp (B Shares)	557
245,200		Carlisle Cos, Inc	9,080
71,400	e	Cascade Corp	3,317
61,800		Casio Computer Co Ltd	719
4,160,815		Caterpillar, Inc	301,909
793,678	*	Charter plc	12,536
26,000		Chen Hsong Holdings	16
498,841	*	Cirrus Logic, Inc	2,634
1,674,898	e	Citizen Watch Co Ltd	16,327
153,286	*	Columbus McKinnon Corp	5,000

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,457,898		Compal Electronics, Inc	$2,690
168,856	*	Cray, Inc	1,011
655,331		Cummins, Inc	83,470
291,609		Curtiss-Wright Corp	14,639
221,623	e*	Cymer, Inc	8,628
35,500		Daifuku Co Ltd	505
202,465		Daikin Industries Ltd	11,345
143		Daum Commerce Co Ltd	1
2,827,044		Deere & Co	263,254
12,622,930	*	Dell, Inc	309,388
1,023,316		Delta Electronics, Inc	3,502
266,759		Diebold, Inc	7,731
500		Disco Corp	28
12,404		Domino Printing Sciences	73
332,528		Donaldson Co, Inc	15,423
114,000		Dongfang Electric Co Ltd	962
52,150		Doosan Infracore Co Ltd	1,666
807,465		Dover Corp	37,216
525,433	*	Dresser-Rand Group, Inc	20,518
186,264	*	Dril-Quip, Inc	10,367
500		DTS Corp	8
250,493	e	Ebara Corp	857
2,417		Econocom Group	27
205,830		Electrolux AB (Series B)	3,455
355,756	*	Electronics for Imaging, Inc	7,997
11,008,064	*	EMC Corp	203,979
549,135	*	Emulex Corp	8,962
89,049	e*	ENGlobal Corp	1,012
140,606	e*	EnPro Industries, Inc	4,310
1,300,000	*	Enric Energy Equipment Holdings Ltd	1,512
743,410	e*	Entegris, Inc	6,416
905,547	*	Extreme Networks, Inc	3,206
249,928		Fanuc Ltd	24,341
90,652	e	Ferrotec Corp	880
46,000		Firich Enterprises Co Ltd	445
1,003,064		FKI plc	1,173
96,782	e*	Flotek Industries, Inc	3,488
198,613	e*	Flow International Corp	1,851
230,278		Flowserve Corp	22,153
655,616	*	FMC Technologies, Inc	37,173
91,810	e*	Fuel Tech, Inc	2,079
700		Fuji Machine Manufacturing Co Ltd	15
930,468		FUJIFILM Holdings Corp	39,396
30,000	e	Furukawa Co Ltd	58
412,279	*	Gardner Denver, Inc	13,605
2,061,113	*	GEA Group AG.	71,720
60,995	e*	Gehl Co	978
61,858,619		General Electric Co	2,293,099
2,707		Gildemeister AG.	73
231,610		Glory Ltd	5,401
276,410	*	GMR Infrastructure Ltd	1,740
199,465	e*	Goodman Global, Inc	4,895
81,746	e	Gorman-Rupp Co	2,550

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
275,828		Graco, Inc	$10,277
856,272	*	Grant Prideco, Inc	47,532
24,300	*	Hanjin Heavy Industries & Construction Co Ltd	1,789
450,000		Harbin Power Equipment	1,443
58,385		Hardinge, Inc	980
18,777		Heidelberger Druckmaschinen	631
17,806,287		Hewlett-Packard Co	898,861
309,694		Hitachi Construction Machinery Co Ltd	9,287
2,000		Hitachi Koki Co Ltd	32
4,000		Hitachi Kokusai Electric, Inc	49
16,000	e*	Hitachi Zosen Corp	22
51,296	*	Hurco Cos, Inc	2,239
3,775		Husqvarna AB (A Shares)	45
218,657		Husqvarna AB (B Shares)	2,597
348,713		IDEX Corp	12,599
101,818		IMI plc	798
159,658	e*	Immersion Corp	2,068
2,271		Industria Macchine Automatiche S.p.A.	46
1,290,101		Ingersoll-Rand Co Ltd (Class A)	59,951
317,108	e*	Intermec, Inc	6,440
7,870,074		International Business Machines Corp	850,755
2,123,683		International Game Technology	93,293
6,554		Interpump Group S.p.A.	68
186,381	*	Intevac, Inc	2,710
140,100		Inventec Appliances Corp	281
1,321,408		Inventec Co Ltd	766
2,595,129	e	Ishikawajima-Harima Heavy Industries Co Ltd	5,413
44,376	e*	Isilon Systems, Inc	225
4,862		Itochu Techno-Science Corp	164
794,035		Jabil Circuit, Inc	12,125
1,793,000		Japan Steel Works Ltd	26,434
904,431		Joy Global, Inc	59,530
5,000		Juki Corp	31
81,042	*	Kadant, Inc	2,405
1,050,000	e	Kato Works Co Ltd	4,070
155,972	e	Kaydon Corp	8,507
40,065		KCI Konecranes Oyj	1,381
353,200		Kennametal, Inc	13,372
815,086		Kinpo Electronics	275
2,220,920		Komatsu Ltd	60,436
262,123		Komori Corp	5,842
21,145		Kone Oyj (Class B)	1,482
1,020,422		Konica Minolta Holdings, Inc	18,076
1,001,576		Krones AG.	80,525
17,000		KS Energy Services Ltd	38
707,767		Kubota Corp	4,796
1,411	*	KUKA AG.	54
410,434	*	Kulicke & Soffa Industries, Inc	2,816
90,175		Kumba Iron Ore Ltd	3,760
73,588		Kurita Water Industries Ltd	2,233
818,168	*	Lam Research Corp	35,369
77,928		Larsen & Toubro Ltd	8,239
291,476		Lennox International, Inc	12,073

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,444,000		Lenovo Group Ltd	$2,197
983,466	*	Lexmark International, Inc (Class A)	34,284
11,410		LG Electronics, Inc	609
67,567	e	Lindsay Manufacturing Co	4,776
1,804,916		Lite-On Technology Corp	3,150
240,370	*	Logitech International S.A.	8,815
85,204		Lufkin Industries, Inc	4,881
218,392		Makita Corp	9,266
765,166		Manitowoc Co, Inc	37,363
28		MCJ Co Ltd	14
537,156		Meggitt plc	3,558
77,403	e	Micron Machinery Co Ltd	2,079
266,844	*	Micros Systems, Inc	18,722
831,040		Micro-Star International Co Ltd	703
73,421	e*	Middleby Corp	5,626
130	*	MidgardXXI, Inc	-	^
762,987		Mitac International	749
4,753,323		Mitsubishi Heavy Industries Ltd	20,466
5,000		Mitsubishi Kakoki Kaisha Ltd	15
45		Modec, Inc	1
169,926	e	Modine Manufacturing Co	2,805
2,600		Mori Seiki Co Ltd	50
65,500		Motech Industries, Inc	601
36,501		Nacco Industries, Inc (Class A)	3,639
14,000		Nachi-Fujikoshi Corp	55
137,528	*	NATCO Group, Inc (Class A)	7,447
14,500	e*	Netezza Corp	200
241,917	*	Netgear, Inc	8,629
2,000		Nippon Thompson Co Ltd	15
500		Nitto Kohki Co Ltd	10
177,600		Nordson Corp	10,294
882,573		NTN Corp	7,671
132,574	e	OCE NV	2,400
35,246	e*	Ocean RIG ASA	258
292,759	*	Oil States International, Inc	9,989
78,636	e*	Oki Electric Industry Co Ltd	123
6,000		OKK Corp	13
89,000		Okuma Holdings, Inc	959
3,269		ONA S.A.	673
29,000	e	OSG Corp	317
369		Outotec Oyj	20
500,228		Pall Corp	20,169
616,051	e	Palm, Inc	3,906
186,000		Pan-International Industrial	407
68		Pfeiffer Vacuum Technology AG.	5
2,225		Pinguely-Haulotte	67
2,181,310		Pt United Tractors Tbk	2,531
1,407,607		Quanta Computer, Inc	1,999
1,220,637	e*	Quantum Corp	3,284
169,939	e*	Rackable Systems, Inc	1,699
129,577	*	RBC Bearings, Inc	5,631
522,353		Rheinmetall AG.	41,530
49,622	*	Rimage Corp	1,288

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
150,783	*	Riverbed Technology, Inc	$4,032
81,427		Robbins & Myers, Inc	6,158
702,590		Rockwell Automation, Inc	48,451
200		Roland DG Corp	10
66,228,636		Rolls-Royce Group plc (B Shares)	145
710,454	e*	Safeguard Scientifics, Inc	1,279
55,990		Safran S.A.	1,149
93,631		Samsung Corp	7,202
997,124	*	SanDisk Corp	33,075
2,433,147		Sandvik AB	41,881
58,504		Sauer-Danfoss, Inc	1,466
146,892	e*	Scansource, Inc	4,752
112		Schoeller-Bleckmann Oilfield Equipment AG.	10
270,533	e*	Scientific Games Corp (Class A)	8,995
3,535,441		Seagate Technology, Inc	90,154
1,249,635	m,v*	Seagate Technology, Inc	-	^
81,664		Seiko Epson Corp	1,773
102,753	e*	Semitool, Inc	892
1,600	*	Sevan Marine ASA	24
2,324,000		Shanghai Electric Group Co Ltd	1,967
459,147		Shanghai Zhenhua Port Machinery Co	1,285
700		Shima Seiki Manufacturing Ltd	33
226,590		Shinmaywa Industries Ltd	862
164,043	e*	Sigma Designs, Inc	9,055
34,472	e*	Silicon Graphics, Inc	630
78,413		SMC Corp	9,349
65,131		Solarworld AG.	3,976
347,567	e*	SourceForge, Inc	852
201,555		SPX Corp	20,730
81,167		Standex International Corp	1,416
168,906	e*	STEC, Inc	1,476
9,528		STX Engine Co Ltd	657
949		Sulzer AG.	1,396
362,893		Sumitomo Heavy Industries Ltd	3,346
80,191	e*	Super Micro Computer, Inc	615
502,750		Synnex Technology International Corp	1,256
40,487	*	T-3 Energy Services, Inc	1,903
396,186	e	Tadano Ltd	4,046
5,000		Takisawa Machine Tool Co Ltd	8
3,186,315		Tat Hong Holdings Ltd	7,570
147,694		Techtronic Industries Co	147
103,240	e*	Tecumseh Products Co (Class A)	2,417
300		Teikoku Piston Ring Co Ltd	3
95,322		Tennant Co	4,222
755,557	*	Teradata Corp	20,710
574,985	*	Terex Corp	37,702
80,518		THK Co Ltd	1,633
364,951		Timken Co	11,989
2,000		Tokimec, Inc	6
241,787		Tokyo Electron Ltd	14,847
11,000	e	Tokyo Seimitsu Co Ltd	269
623,362	e	Tomra Systems ASA	4,420
170,742	e	Toro Co	9,295

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
4,245,077	e	Toshiba Corp	$31,805
206,529		Toyota Tsusho Corp	5,602
3,334,654		Trane, Inc	155,762
84,296	e*	TurboChef Technologies, Inc	1,391
3,723,299		Tutt Bryant Group Ltd	6,473
24,319	e	Twin Disc, Inc	1,721
136,113	e*	Ultratech, Inc	1,544
4,645	e*	Unaxis Holding AG.	1,942
4,142,766		Unisteel Technology Ltd	4,835
532,369	*	Varian Medical Systems, Inc	27,768
279,451	e*	VeriFone Holdings, Inc	6,497
51,296	*	Vestas Wind Systems AS	5,552
8		Wacom Co Ltd	17
17,000		Wartsila Oyj (B Shares)	1,295
125,300	e	Watsco, Inc	4,606
4,575		Weir Group Plc (The)	74
1,471,639	*	Western Digital Corp	44,458
125,517		Wincor Nixdorf AG.	11,928
913,504		Wistron Corp	1,698
157,999		Woodward Governor Co	10,736
31,990		Woongjin Coway Co Ltd	1,042
138,472		Yokogawa Electric Corp	1,522
900		Yushin Precision Equipment Co Ltd	16
88,620	e	Zardoya Otis S.A.	2,510
286,065	*	Zebra Technologies Corp (Class A)	9,926
240,143		Zyxel Communications Corp	312
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,022,597

INSTRUMENTS AND RELATED PRODUCTS - 3.88%
123,109	e*	Abaxis, Inc	4,415
124,271	e*	Abiomed, Inc	1,931
87,577	e*	Accuray, Inc	1,333
268,134	e*	Advanced Medical Optics, Inc	6,577
361,210	e*	Affymetrix, Inc	8,358
27,019		AGFA-Gevaert NV	414
3,361,686	*	Agilent Technologies, Inc	123,508
321,191	e*	Align Technology, Inc	5,357
1,255,338		Allergan, Inc	80,643
385,000	e*	Alsius Corp	1,424
385,289	e*	American Medical Systems Holdings, Inc	5,571
53,846	e	American Science & Engineering, Inc	3,056
85,744		Analogic Corp	5,807
139,752	*	Anaren, Inc	2,305
102,978	e*	Angiodynamics, Inc	1,961
14,000		Anritsu Corp	58
1,512,840		Applera Corp (Applied Biosystems Group)	51,316
78,593	e*	Argon ST, Inc	1,459
154,946	e*	Arthrocare Corp	7,445
127,021		Asia Optical Co, Inc	356
91,329	e*	Aspect Medical Systems, Inc	1,279
213		Audika	11
77,622	e	Badger Meter, Inc	3,489
8,580,706		BAE Systems plc	85,062

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
512,061		Bard (C.R.), Inc	$48,543
4,102,775		Baxter International, Inc	238,166
17,199,208	m,v*	BB Bioventures LP	6,187
251,485		Beckman Coulter, Inc	18,308
1,489,861		Becton Dickinson & Co	124,523
110,052	*	Bio-Rad Laboratories, Inc (Class A)	11,404
6,018,437	*	Boston Scientific Corp	69,994
392,366	*	Bruker BioSciences Corp	5,218
61,335	*	Cantel Medical Corp	894
297,295	e*	Cepheid, Inc	7,834
1,834		Chemring Group plc	75
82,130		Cochlear Ltd	5,401
132,213		Cohu, Inc	2,023
136,067		Compagnie Generale d'Optique Essilor International S.A.	8,684
181,344	*	Conmed Corp	4,191
177,585	e	Cooper Cos, Inc	6,748
2,549,358		Covidien Ltd	112,911
627,083	*	Credence Systems Corp	1,518
113,722	e*	Cutera, Inc	1,785
123,638	e*	Cyberonics, Inc	1,627
88,223	e*	Cynosure, Inc (Class A)	2,334
1,304,596		Danaher Corp	114,465
69,695		Datascope Corp	2,537
818,791		Dentsply International, Inc	36,862
134,052	*	Dionex Corp	11,108
212,816		DRS Technologies, Inc	11,550
196,853	*	Eagle Test Systems, Inc	2,516
1,256,687	e	Eastman Kodak Co	27,484
61,344		Elekta AB (B Shares)	1,023
6,962,152		Emerson Electric Co	394,476
344,833	e*	EnteroMedics, Inc	2,776
142,292	e*	ESCO Technologies, Inc	5,683
147,818	*	Esterline Technologies Corp	7,650
258,204	*	ev3, Inc	3,282
69,518	*	Excel Technology, Inc	1,884
118,523	e*	FARO Technologies, Inc	3,221
203,613	e*	FEI Co	5,056
177,793		Finmeccanica S.p.A.	5,711
776,384	e*	Flir Systems, Inc	24,301
251,706	e*	Formfactor, Inc	8,331
299,374	*	Fossil, Inc	12,568
755,788	e	Garmin Ltd	73,311
10,000	e*	Given Imaging Ltd	233
12,884,212		Golden Meditech Co Ltd	5,750
1,118	*	Gyrus Group plc	14
142,058	*	Haemonetics Corp	8,952
2,400		Hexagon AB (B Shares)	50
1,868,533	*	Hologic, Inc	128,256
77,939	e*	ICU Medical, Inc	2,807
111,150	e*	I-Flow Corp	1,754
129,030	*	II-VI, Inc	3,942
308,649	e*	Illumina, Inc	18,291
43,650	e*	Insulet Corp	1,025

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
95,645	e*	Integra LifeSciences Holdings Corp	$4,010
203,315	*	Intuitive Surgical, Inc	65,976
203,055	e	Invacare Corp	5,117
245,764	*	Invensys plc	1,111
420,060	e*	ION Geophysical Corp	6,629
155,050	e*	Ionatron, Inc	443
159,477	e*	Itron, Inc	15,305
251,650	*	Ixia	2,386
21,413,724		Johnson & Johnson	1,428,295
230		Kaba Holding AG.	72
1,100		Keithley Instruments Inc	11
57,486	e*	Kensey Nash Corp	1,720
33,975		Keyence Corp	8,385
896,358		Kla-Tencor Corp	43,169
7,669	e*	Kopin Corp	24
318,144	e*	L-1 Identity Solutions, Inc	5,711
351,920	e*	LTX Corp	1,119
123,569	e	Luxottica Group S.p.A.	3,928
1,200	*	Lydall Inc	13
39,206	e*	Masimo Corp	1,547
79,417	e*	Measurement Specialties, Inc	1,755
76,075	*	Medical Action Industries, Inc	1,586
6,032,796		Medtronic, Inc	303,269
180,730	e	Mentor Corp	7,067
192,944	*	Merit Medical Systems, Inc	2,682
377,457	*	Mettler-Toledo International, Inc	42,955
80,503	e*	Micrus Endovascular Corp	1,584
218,139	e*	Millipore Corp	15,963
154,950	e	Mine Safety Appliances Co	8,037
347,262	*	MKS Instruments, Inc	6,647
122,381	e	Movado Group, Inc	3,095
21,967,242	a,m,v*	MPM Bioventures II-QP LP	12,086
101,513		MTS Systems Corp	4,332
247,827		National Instruments Corp	8,260
106,516	e*	Natus Medical, Inc	2,061
204,852	e*	Newport Corp	2,620
75,532		Nidec Copal Corp	982
5,000		Nikkiso Co Ltd	38
600,701	e	Nikon Corp	20,809
979,327		Nippon Electric Glass Co Ltd	16,007
102,863	e*	Northstar Neuroscience, Inc	957
3,419	*	NOVT Corp	8
252,119	e*	NuVasive, Inc	9,964
92,278	e*	NxStage Medical, Inc	1,400
800		Ohara Inc	13
364,581		Olympus Corp	15,077
87,110	e*	Orthofix International NV	5,050
60,412	e	Osaki Electric Co Ltd	310
21,621	e*	OYO Geospace Corp	1,629
97,213	e*	Palomar Medical Technologies, Inc	1,489
8,239,616		PCCW Ltd	4,893
36,000		Peace Mark Holdings Ltd	58
556,289		PerkinElmer, Inc	14,475

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
846,962		Phonak Holding AG.	$95,682
1,200	e*	Photon Dynamics Inc	10
886,620		Pitney Bowes, Inc	33,727
35,350	*	Qiagen NV	766
1,779		Q-Med AB	23
737		Renishaw Plc	9
317,301	e*	Resmed, Inc	16,668
310,602	*	Respironics, Inc	20,338
761,303		Rockwell Collins, Inc	54,791
201,332	*	Rofin-Sinar Technologies, Inc	9,686
362,778		Roper Industries, Inc	22,688
162,173	e*	Rudolph Technologies, Inc	1,836
38,200		Samsung Techwin Co Ltd	1,720
3,000		Shimadzu Corp	27
279,220	e*	Sirf Technology Holdings, Inc	7,017
91,179	e	Sirona Dental Systems, Inc	3,053
4,126,206	a,m,v*	Skyline Venture Partners Qualified II	3,695
892,313	m,v*	Skyline Venture Partners Qualified III	693
513,803		Smith & Nephew plc	5,932
141,375	e*	Sonic Innovations, Inc	1,091
139,426	e*	Sonic Solutions, Inc	1,449
88,724	e*	SonoSite, Inc	2,987
168,240	e*	Spectranetics Corp	2,579
5,237		Spectris plc	71
335		Sperian Protection	38
2,612,435	*	St. Jude Medical, Inc	106,169
451,626		STERIS Corp	13,025
165		Stratec Biomedical Systems	5
1,748,345		Stryker Corp	130,636
71,703		Swatch Group AG.	21,613
160,883		Swatch Group AG.	9,500
215,598	*	Symmetry Medical, Inc	3,758
28,208		Synthes, Inc	3,503
49,600		Sysmex Corp	2,109
200,121	*	Techne Corp	13,218
239,946	*	Teledyne Technologies, Inc	12,796
761,222	*	Teradyne, Inc	7,871
379,882		Terumo Corp	19,995
1,600	*	Theragenics Corp	6
2,981,716	*	Thermo Electron Corp	171,985
288,263	e*	Thoratec Corp	5,243
99,983	*	TomTom NV	7,528
553,753	*	Trimble Navigation Ltd	16,745
380		Ultra Electronics Holdings	10
212,619	*	Varian, Inc	13,884
176,541	e*	Veeco Instruments, Inc	2,948
178,255	*	Ventana Medical Systems, Inc	15,549
91,307	e*	Vital Images, Inc	1,650
58,123		Vital Signs, Inc	2,971
386,489	e*	Vivus, Inc	2,002
127,563	*	Volcano Corp	1,596
698,390	*	Waters Corp	55,222
19,502	e*	William Demant Holding	1,809

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
187,627	*	Wright Medical Group, Inc	$5,473
5,132,265		Xerox Corp	83,091
158,955	e*	X-Rite, Inc	1,847
1,150,408	*	Zimmer Holdings, Inc	76,099
109,330	*	Zoll Medical Corp	2,921
84,369	e*	Zygo Corp	1,051
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,220,905

INSURANCE AGENTS, BROKERS AND SERVICE - 0.48%
3,310,637		AON Corp	157,884
461,903		Brown & Brown, Inc	10,855
167,081	e	Crawford & Co (Class B)	693
417,610	e	Gallagher (Arthur J.) & Co	10,102
2,427,548		Hartford Financial Services Group, Inc	211,658
4,230,941		HBOS plc	61,903
205,349		Hilb Rogal & Hobbs Co	8,331
3,063,636		Marsh & McLennan Cos, Inc	81,094
34,402	e	MLP AG.	541
206,199	e	National Financial Partners Corp	9,405
1,622,200		QBE Insurance Group Ltd	47,489
1,292,640		Suncorp-Metway Ltd	19,204
169,822		Unipol Gruppo Finanziario S.p.A.	585
293,490		Unipol S.p.A.	930
149,209	*	United America Indemnity Ltd (Class A)	2,972
35,133		White Mountains Insurance Group Ltd	18,060
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	641,706

INSURANCE CARRIERS - 4.61%
2,522,347	e	ABC Learning Centres Ltd	11,472
4,154,635		ACE Ltd	256,673
23,235		Aditya Birla Nuvo Ltd	1,184
2,234,914		Admiral Group plc	48,937
471,492		Aegon NV	8,334
3,864		Aegon NV	68
5,149,101		Aetna, Inc	297,258
3,435,714		Aflac, Inc	215,179
195,000		Aioi Insurance Co Ltd	922
96,974		Aksigorta A.S.	571
201,531		Alfa Corp	4,367
134,618		Alleanza Assicurazioni S.p.A	1,750
19,322	e*	Alleghany Corp	7,767
580,041		Allianz AG.	125,469
317,336		Allied World Assurance Holdings Ltd	15,921
2,979,803		Allstate Corp	155,635
620,977	e	Ambac Financial Group, Inc	16,003
324,630	e	American Equity Investment Life Holding Co	2,691
649,060		American Financial Group, Inc	18,745
12,823,557		American International Group, Inc	747,613
76,528		American National Insurance Co	9,278
79,033		American Physicians Capital, Inc	3,277
515,726	*	AMERIGROUP Corp	18,798
121,838	*	Amerisafe, Inc	1,890
2,986,757		AMP Ltd	26,094

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
223,292	e	Amtrust Financial Services, Inc	$3,075
311,375	*	Arch Capital Group Ltd	21,905
158,098	*	Argo Group International Holdings Ltd	6,661
568,329		Aspen Insurance Holdings Ltd	16,391
627,602		Assicurazioni Generali S.p.A.	28,445
817,334		Assurant, Inc	54,680
423,388		Assured Guaranty Ltd	11,237
2,117,667		Aviva plc	28,370
2,429,010		AXA Asia Pacific Holdings Ltd	15,740
1,843,929	e	AXA S.A.	73,841
2,364,767		Axis Capital Holdings Ltd	92,155
43,614	e	Baldwin & Lyons, Inc (Class B)	1,198
973		Baloise Holding AG.	96
21,930		Beazley Group plc	71
12,108		Brit Insurance Holdings Plc	55
41,609	e	Castlepoint Holdings Ltd	499
339,440	*	Centene Corp	9,314
469,000	*	China Insurance International Holdings Co Ltd	1,287
5,976,119		China Life Insurance Co Ltd	30,925
2,156,942		Chubb Corp	117,726
656,022		Cincinnati Financial Corp	25,939
185,038	e*	Citizens, Inc	1,023
13,010		Clal Insurance	354
188,797		CNA Financial Corp	6,366
109,243	*	CNA Surety Corp	2,162
124,470		CNP Assurances	16,195
318,340	e	Commerce Group, Inc	11,454
2,634,878	*	Conseco, Inc	33,094
151,276		Corp Mapfre S.A.	666
63,895	*	Darwin Professional Underwriters, Inc	1,544
271,029		Delphi Financial Group, Inc (Class A)	9,562
78,362		Donegal Group, Inc (Class A)	1,345
32,087		Dongbu Insurance Co Ltd	1,875
48,548		EMC Insurance Group, Inc	1,149
454,983		Employers Holdings, Inc	7,603
407,058		Endurance Specialty Holdings Ltd	16,987
38,879	e*	Enstar Group Ltd	4,760
189,138	e	Erie Indemnity Co (Class A)	9,814
343,417		Everest Re Group Ltd	34,479
42,873		Fairfax Financial Holdings Ltd	12,467
92,332		FBL Financial Group, Inc (Class A)	3,188
843,510	e	Fidelity National Title Group, Inc (Class A)	12,324
119,249	e*	First Acceptance Corp	503
351,506		First American Corp	11,993
65,868	*	First Mercury Financial Corp	1,607
63,946	e	Flagstone Reinsurance Holdings Ltd	889
18,099		Fondiaria-Sai S.p.A	746
54,145	*	Fpic Insurance Group, Inc	2,327
587,503		Friends Provident plc	1,911
541,846		Fuji Fire & Marine Insurance Co Ltd	1,460
3,419,603		Genworth Financial, Inc (Class A)	87,029
359,672		Great-West Lifeco, Inc	12,963
47,323	e*	Greenlight Capital Re Ltd (Class A)	984

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
16,551	*	Hallmark Financial Services	$262
1,882		Hannover Rueckversicherung AG.	87
224,165		Hanover Insurance Group, Inc	10,267
4,410		Harel Insurance Investments & Finances Ltd	258
100,401		Harleysville Group, Inc	3,552
764,122		HCC Insurance Holdings, Inc	21,915
519,325	*	Health Net, Inc	25,083
212,928	*	HealthExtras, Inc	5,553
385,549	*	Healthspring, Inc	7,345
10,566		Highway Insurance Holdings plc	15
15,364		Hiscox Ltd	88
295,197		Horace Mann Educators Corp	5,591
1,334,808	*	Humana, Inc	100,524
50,574		Hyundai Marine & Fire Insurance Co Ltd	1,378
31,967	e	Independence Holding Co	404
121,779		Infinity Property & Casualty Corp	4,400
20,900		ING Canada, Inc	839
1,346,939	e	Insurance Australia Group Ltd	4,873
344,507		IPC Holdings Ltd	9,946
271,045		Irish Life & Permanent plc	4,680
24,379		Kansas City Life Insurance Co	1,063
248,679		KBC Groep NV	34,977
47,926		Korean Reinsurance Co	671
104,161	e	LandAmerica Financial Group, Inc	3,484
710,770	e	Leucadia National Corp	33,477
120,686		Liberty Group Ltd	1,585
1,917,993		Lincoln National Corp	111,666
1,994,983		Loews Corp	100,427
2,590,494		Manulife Financial Corp	106,486
37,969	*	Markel Corp	18,647
1,318,262	*	MAX India Ltd	8,773
567,388		Max Re Capital Ltd	15,881
621,673	e	MBIA, Inc	11,582
183,625	*	Meadowbrook Insurance Group, Inc	1,728
205,908	e	Mediolanum S.p.A.	1,654
102,665		Mercury General Corp	5,114
2,088,835		Metlife, Inc	128,714
585,770		Metropolitan Holdings Ltd	1,293
1,065,731	e	MGIC Investment Corp	23,904
52,510		Midland Co	3,397
308,768		Migdal Insurance Holdings Ltd	482
5,933		Milano Assicurazioni S.p.A.	46
1,382,741		Millea Holdings, Inc	46,663
2,130,096		Mitsui Sumitomo Insurance Co Ltd	20,745
83,083	e*	Molina Healthcare, Inc	3,215
592,986		Montpelier Re Holdings Ltd	10,087
544,942		Muenchener Rueckver AG.	105,918
48,520	e	National Interstate Corp	1,606
13,944		National Western Life Insurance Co (Class A)	2,892
370,081		Nationwide Financial Services, Inc (Class A)	16,657
78,049	*	Navigators Group, Inc	5,073
201,000		Nipponkoa Insurance Co Ltd	1,830
335,873		Nissay Dowa General Insurance Co Ltd	1,636

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
31,450	e	NYMAGIC, Inc	$727
183,740	e	Odyssey Re Holdings Corp	6,745
11,990,849		Old Mutual plc	40,005
962,013		Old Republic International Corp	14,825
261,096		OneBeacon Insurance Group Ltd	5,614
81,000	*	Pacific Century Regional Developments Ltd	19
395,281		PartnerRe Ltd	32,623
371,061	*	Philadelphia Consolidated Holding Co	14,601
704,416		Phoenix Cos, Inc	8,361
1,720,000		PICC Property & Casualty Co Ltd	2,462
1,094,500		Ping An Insurance Group Co of China Ltd	11,749
820,837		Platinum Underwriters Holdings Ltd	29,189
173,129	e*	PMA Capital Corp (Class A)	1,423
536,252	e	PMI Group, Inc	7,121
739,498		Power Corp Of Canada	30,068
390,248		Power Financial Corp	16,121
128,776		Presidential Life Corp	2,255
240,991	e*	Primus Guaranty Ltd	1,689
2,061,826		Principal Financial Group	141,936
195,377	*	ProAssurance Corp	10,730
3,682,698	*	Progressive Corp	70,561
270,849		Protective Life Corp	11,110
2,889,137		Prudential Financial, Inc	268,805
10,329,244		Prudential plc	146,397
955,917	e	Radian Group, Inc	11,165
105,364	e*	RAM Holdings Ltd	521
124,982	e	Reinsurance Group Of America, Inc	6,559
402,482		RenaissanceRe Holdings Ltd	24,246
348,471		Resolution plc	4,939
124,344		RLI Corp	7,062
5,576,816		Royal & Sun Alliance Insurance Group plc	16,452
361,663		Safeco Corp	20,137
102,668		Safety Insurance Group, Inc	3,760
35,595		Samsung Fire & Marine Insurance Co Ltd	9,621
1,756,966		Sanlam Ltd	5,849
1,401,980		SCOR	35,871
309,613	v*	Scottish Re Group Ltd	223
300	e*	SCPIE Holdings Inc	8
129,125	*	SeaBright Insurance Holdings, Inc	1,947
136,690	e	Security Capital Assurance Ltd	532
350,594		Selective Insurance Group, Inc	8,060
2,192		SNS Reaal	49
1,966,425		Sompo Japan Insurance, Inc	17,796
2,033		Sony Financial Holdings, Inc	7,771
310,647		Stancorp Financial Group, Inc	15,650
547,651		Standard Life plc	2,755
76,874		State Auto Financial Corp	2,022
98,015	e	Stewart Information Services Corp	2,557
59,855		Storebrand ASA	625
423	v*	Storebrand ASA	1
1,053,251		Sun Life Financial, Inc	59,452
127,600		Swiss Life Holding	31,896
603,567		Swiss Reinsurance Co	42,889

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
329,469		T&D Holdings, Inc	$17,017
5,535	e*	Topdanmark AS	797
521,622		Torchmark Corp	31,574
99,675	e	Tower Group, Inc	3,329
25,839		Tower Ltd	46
110,795		Transatlantic Holdings, Inc	8,052
4,399,596		Travelers Cos, Inc	236,698
68,713	e*	Triad Guaranty, Inc	673
259,685	e	TrygVesta A.S.	19,756
122,733		United Fire & Casualty Co	3,570
7,341,114		UnitedHealth Group, Inc	427,253
175,168	e	Unitrin, Inc	8,406
348,075	*	Universal American Financial Corp	8,907
1,750,534		UnumProvident Corp	41,645
574,500	*	Validus Holdings Ltd	14,926
82,441	*	Vesta Insurance Group, Inc	-	^
1,642,801		W.R. Berkley Corp	48,972
609,866	*	WellCare Health Plans, Inc	25,864
6,764		Wesco Financial Corp	2,753
13,812		Wiener Staedtische Allgemeine Versicherung AG.	1,111
1,298,070		XL Capital Ltd (Class A)	65,306
202,848		Zenith National Insurance Corp	9,073
411,756		Zurich Financial Services AG.	120,928
		TOTAL INSURANCE CARRIERS	6,196,969

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
630,884	*	Corrections Corp of America	18,618
264,153	e*	Geo Group, Inc	7,396
1,950,038	e*	PAN Fish ASA	1,253
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	27,267

LEATHER AND LEATHER PRODUCTS - 0.21%
164,533		Adidas-Salomon AG.	12,331
3,628,750	*	Coach, Inc	110,967
197,002		Continental AG.	25,632
336,702	e*	CROCS, Inc	12,394
983,831		Deutsche Lufthansa AG.	26,208
123,209	e*	Genesco, Inc	4,657
81,803		Henkel KGaA	4,180
56,794		Hermes International	7,178
271,695	*	Iconix Brand Group, Inc	5,341
233,203		LVMH Moet Hennessy Louis Vuitton S.A.	28,190
1,323,580		Pou Chen Corp	1,241
147,669		Steven Madden Ltd	2,953
448,587		ThyssenKrupp AG.	25,152
282,562	*	Timberland Co (Class A)	5,109
43,596	e	Weyco Group, Inc	1,199
313,139		Wolverine World Wide, Inc	7,678
1,329,981		Yue Yuen Industrial Holdings	4,776
		TOTAL LEATHER AND LEATHER PRODUCTS	285,186

LEGAL SERVICES - 0.01%
237,513	*	FTI Consulting, Inc	14,640

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
88,247	*	Pre-Paid Legal Services, Inc	$4,885
		TOTAL LEGAL SERVICES	19,525

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
286,760		Brisa-Auto Estradas de Portugal S.A.	4,213
1,508,241		ComfortDelgro Corp Ltd	1,917
42,642	e*	Emergency Medical Services Corp (Class A)	1,249
279,287	e	Keihin Electric Express Railway Co Ltd	1,717
195,510		Keisei Electric Railway Co Ltd	1,047
534,368		SMRT Corp Ltd	624
1,631,884		Stagecoach Group plc	9,258
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	20,025

LUMBER AND WOOD PRODUCTS - 0.02%
75,991	e	American Woodmark Corp	1,382
489,426	e*	Champion Enterprises, Inc	4,610
56,913	e	Deltic Timber Corp	2,930
59,436		Duratex S.A.	1,452
429,943	e	Louisiana-Pacific Corp	5,882
2,043,097		Masisa S.A.	410
2,034,613	*	MFI Furniture plc	3,665
68,200		Nobia AB	607
179,200	*	Sino-Forest Corp	3,893
44,864	e	Skyline Corp	1,317
82,859	*	Sonae Industria SGPS S.A.	806
101,549	e	Universal Forest Products, Inc	2,992
		TOTAL LUMBER AND WOOD PRODUCTS	29,946

METAL MINING - 1.31%
74,496		African Rainbow Minerals Ltd	1,657
226,690		Agnico-Eagle Mines Ltd	12,500
142,266		Alumina Ltd	796
70,879		Anglo Platinum Ltd	10,475
149,354		AngloGold Ashanti Ltd	6,403
990,151		Antofagasta plc	14,132
318,744	*	Apex Silver Mines Ltd	4,858
2,757		Aquarius Platinum Ltd	31
1,407,453		Barrick Gold Corp	59,581
198,302	*	Barrick Gold Corp	8,339
253	*	Bendigo Mining Ltd	-	^
6,864,309		BHP Billiton Ltd	241,931
3,332,990		BHP Billiton plc	102,572
84,791		Boliden AB	1,066
502,894	e	Cameco Corp	20,163
53,820		Cameco Corp	2,143
49,063		CAP S.A.	1,344
13,525	*	Central African Mining & Exploration Co plc	10
2,909,000	*	China Molybdenum Co Ltd	5,320
386,474		Cia Minera Milpo SAA	929
278,556	e	Cleveland-Cliffs, Inc	28,078
2,488,390	e*	Coeur d'Alene Mines Corp	12,293
985,325		Companhia Vale do Rio Doce	32,831
1,355,376		Companhia Vale do Rio Doce	38,643

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
367,476		Companhia Vale do Rio Doce (ADR)	$12,005
56,979		Compania de Minas Buenaventura S.A.	3,214
10,040		Consolidated Minerals Ltd	44
637,449	*	Eldorado Gold Corp	3,765
148,134	e	Energy Resources of Australia Ltd	2,536
167,079		First Quantum Minerals Ltd	14,401
210,625		Foundation Coal Holdings, Inc	11,058
2,517,373		Freeport-McMoRan Copper & Gold, Inc (Class B)	257,880
9,148	*	Gindalbie Metals Ltd	10
424,539		Gold Fields Ltd	6,150
345,553		Gold Fields Ltd (ADR)	4,907
1,212,682		Goldcorp, Inc	41,531
35,877		Griffin Mining Ltd	67
229,042	*	Harmony Gold Mining Co Ltd	2,361
861,163	e*	Hecla Mining Co	8,052
6,138,000	*	Hidili Industry International Development Ltd	9,430
2,205		Hulamin Ltd	7
20,196	e	Iluka Resources Ltd	82
372,956		Impala Platinum Holdings Ltd	12,947
5,405		Independence Group NL	42
50,900		Inmet Mining Corp	4,154
293,510	*	Ivanhoe Mines Ltd	3,212
862		Jubilee Mines NL	17
6,203		Kagara Zinc Ltd	34
103,074		Kazakhmys plc	2,813
1,385		Kingsgate Consolidated Ltd	6
1,001,527	*	Kinross Gold Corp	18,570
8,945		Korea Zinc Co Ltd	1,247
3,808,300		Lanna Resources PCL	2,046
57,484		Lonmin Plc	3,539
399,000	*	Lundin Mining Corp	3,857
15,482		Macmahon Holdings Ltd	23
1,495		Managem	97
8,233		Minara Resources Ltd	45
9,984		Mincor Resources NL	37
236,486		Minsur S.A.	663
21,100	v	MMC Norilsk Nickel (ADR)	5,697
463,810		MMC Norilsk Nickel (ADR)	125,576
2,336	*	Mount Gibson Iron Ltd	6
643,000	e	Newcrest Mining Ltd	18,688
2,415,114		Newmont Mining Corp	117,930
91,265		Novolipetsk Steel (GDR)	3,733
501,950		Orica Ltd	13,993
1,381,918	e	Oxiana Ltd	4,223
1,064,378	e*	Paladin Resources Ltd	6,346
85,952	*	PAN American Silver Corp	3,047
2,215,140	*	Pan Australian Resources Ltd	1,926
178,100	e*	Patriot Coal Corp	7,434
1,771		Perilya Ltd	4
577	*	Peter Hambro Mining Plc	14
57,601	e,v	Polyus Gold (ADR)	2,719
4,037	*	Portman Ltd	37
2,338,500		PT Aneka Tambang Tbk	1,114

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
156,500		PT International Nickel Indonesia Tbk	$1,604
448,470	e	Rio Tinto Ltd	52,747
1,465,386		Rio Tinto plc	155,097
282,807	e*	Rosetta Resources, Inc	5,608
138,599	e	Royal Gold, Inc	4,230
9,295		Sally Malay Mining Ltd	44
149,498	e*	ShengdaTech, Inc	2,160
276,810		Sherritt International Corp	3,727
93,610	*	Sino Gold Mining Ltd	571
389,816	e	Southern Copper Corp	40,981
62,904		Southern Copper Corp	6,684
13,900	*	St Barbara Ltd	9
240,919	e*	Stillwater Mining Co	2,327
5,835,000		Straits Asia Resources Ltd	12,647
11,316	e	Sumitomo Titanium Corp	845
31,497	*	Sundance Resources Ltd	12
858,913		Teck Cominco Ltd (Class B)	30,834
264,400	*	Uranium One, Inc	2,365
274,990	e*	Uranium Resources, Inc	3,432
281,327	*	US Gold Corp	833
56,370		Vedanta Resources plc	2,296
455,835		Volcan Cia Minera S.A.	1,171
724,894		Xstrata plc	51,226
1,082,540		Yamana Gold, Inc	14,138
2,869,500		Zijin Mining Group Co Ltd	4,453
1,161,488		Zinifex Ltd	12,646
		TOTAL METAL MINING	1,762,118

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
692		Aalberts Industries NV	14
127,920	e	Aderans Co Ltd	2,016
24,457		Amer Sports Oyj (A Shares)	661
71,879	*	Armstrong World Industries, Inc	2,883
244,704		Blyth, Inc	5,369
64,868		Bulgari S.p.A.	907
442,136		Callaway Golf Co	7,706
926,000		Citic Pacific Ltd	5,172
16,000		Daiwa Seiko, Inc	29
171,899	e	Daktronics, Inc	3,880
94		Forbo Holding AG.	58
599,712		Fortune Brands, Inc	43,395
956,500	*	Fosun International	895
1,853,660		Futuris Corp Ltd	3,499
1,229,561		Hasbro, Inc	31,452
6,724		Hills Industries Ltd	32
168,385	e*	Jakks Pacific, Inc	3,976
428,700		Magnum Corp BHD	425
75,249	e	Marine Products Corp	527
1,612,136		Mattel, Inc	30,695
13,000,000		Ming Fung Jewellery Group Ltd	1,317
885		Morgan Crucible Co plc	4
30,279		Namco Bandai Holdings, Inc	473
187,955	e	Nautilus, Inc	912

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
107,548,579		Playmates Holdings Ltd	$11,448
132,904	*	RC2 Corp	3,731
78,594	*	Russ Berrie & Co, Inc	1,286
4,000		Ryobi Ltd	21
40,093		Sankyo Co Ltd	1,863
199,881	e*	Shuffle Master, Inc	2,397
9,270		Societe BIC S.A.	664
44,193		Steinway Musical Instruments, Inc	1,218
82,830		Tasaki Shinju Co Ltd	289
3,030,019		Tyco International Ltd	120,140
524,800		Yamaha Corp	12,003
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	301,357

MISCELLANEOUS RETAIL - 1.08%
162,158	*	1-800-FLOWERS.COM, Inc (Class A)	1,416
91,406	e*	AC Moore Arts & Crafts, Inc	1,257
709,500	*	Alibaba.com Ltd	2,516
1,902,144	*	Amazon.com, Inc	176,215
3,598		Axis Communications AB	88
72,528		Aygaz A.S.	325
280,132		Barnes & Noble, Inc	9,650
3,209,667		Best Buy Co, Inc	168,989
117,811	e	Big 5 Sporting Goods Corp	1,699
94,168	e*	Blue Nile, Inc	6,409
90,913	e	Books-A-Million, Inc	1,084
339,887	e	Borders Group, Inc	3,620
76,459	*	Build-A-Bear Workshop, Inc	1,067
9,000,000	*	C&O Pharmaceutical Technology Holdings Ltd	2,782
232,283		Cash America International, Inc	7,503
30,000,000	*	China WindPower Group Ltd	2,347
24,200		Circle K Sunkus Co Ltd	358
254,929	e*	CKX, Inc	3,059
259,071	e*	Coldwater Creek, Inc	1,733
907,071		Compagnie Financiere Richemont AG.	62,253
9,092,033		CVS Corp	361,408
6,861	*	Daum Communications Corp	570
41,744		DCC plc	1,176
483,362	*	Dick's Sporting Goods, Inc	13,418
873,008	*	Dollar Tree Stores, Inc	22,628
2,200		Don Quijote Co Ltd	43
5,550	*	Doosan Corp	1,076
25,253		Douglas Holding AG.	1,457
12		Dr Ci:Labo Co Ltd	19
136,800		EDION Corp	1,488
284,295	*	Ezcorp, Inc (Class A)	3,210
5,874		Folli-Follie S.A.	219
1,000,000		Game Group plc	4,976
5,859	e*	Gander Mountain Co	29
31,810		Grupa Lotos S.A.	576
113,721	e*	GSI Commerce, Inc	2,218
163,500	e*	Hancock Fabrics, Inc	168
940		Hellenic Duty Free Shops S.A.	17
167,851	e*	Hibbett Sports, Inc	3,354

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
20,102		HMV Group plc	$48
501,473		Home Retail Group	3,274
2,094,798		Hutchison Whampoa Ltd	23,762
685,482		Ichitaka Co Ltd	1,301
53	e	Index Corp	16
21,023		Jean Coutu Group, Inc (Class A)	238
19		Jelmoli Holding AG.	46
68,020		Largan Precision Co Ltd	902
344,000		Lifestyle International Holdings Ltd	926
185,913		Longs Drug Stores Corp	8,738
4,177		Majestic Wine plc	21
3,000	e*	Maruetsu, Inc	19
9,000	*	Maruzen Co Ltd	11
235,198	*	Meinl European Land Ltd	3,243
141,405		Metro AG.	11,875
1,600		Ministop Co Ltd	29
212,796		MSC Industrial Direct Co (Class A)	8,612
13,820		N Brown Group plc	65
931,231		Next plc	30,104
257,608		Nippon Mining Holdings, Inc	1,651
163,382	e*	Nutri/System, Inc	4,408
1,139,120	*	Office Depot, Inc	15,845
294,503		OfficeMax, Inc	6,084
555,041		Origin Energy Ltd	4,313
4,000,000		OSIM International Ltd	1,667
132,527	e*	Overstock.com, Inc	2,058
297,368		Pacific Brands Ltd	849
178,500		Parkson Retail Group Ltd	2,151
59,559	e*	PC Connection, Inc	676
1,143,042		Petsmart, Inc	26,896
220,612	*	Priceline.com, Inc	25,339
65,154	e	Pricesmart, Inc	1,958
5,264,388	e*	Rite Aid Corp	14,688
12,800		Ryohin Keikaku Co Ltd	773
88,000		SA SA International Holdings Ltd	36
25,649	e	Sanoma-WSOY Oyj	736
311,737	e*	Sears Holdings Corp	31,813
339,053		Shoppers Drug Mart Corp	18,297
77,312	*	Shutterfly, Inc	1,981
2,004,079		Signet Group plc	2,782
100,814	e*	Stamps.com, Inc	1,228
4,219,781		Staples, Inc	97,350
99,628	e	Systemax, Inc	2,024
3,694		Takkt AG.	64
749,075		Tiffany & Co	34,480
331,603		Tsutsumi Jewelry Co Ltd	6,189
154,065	e*	Valuevision International, Inc (Class A)	969
4,175,123		Walgreen Co	158,989
14,055		WH Smith plc	91
203,130		World Fuel Services Corp	5,897
113,506		Xebio Co Ltd	3,251
290,706	e*	Zale Corp	4,669

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
91,864	e*	Zumiez, Inc	$2,238
		TOTAL MISCELLANEOUS RETAIL	1,448,090

MOTION PICTURES - 0.80%
191,205		Astral Media, Inc	9,036
524,400		Astro All Asia Networks plc	555
250,098	e*	Avid Technology, Inc	7,088
1,150,583	e*	Blockbuster, Inc (Class A)	4,487
76,844	e	Carmike Cinemas, Inc	558
3,178,871		CBS Corp (Class B)	86,624
178,196	e	Cinemark Holdings, Inc	3,029
3,200		Culture Convenience Club Co Ltd	17
2,016,464	*	Discovery Holding Co (Class A)	50,694
707,851	*	DreamWorks Animation SKG, Inc (Class A)	18,079
90,014	e*	Gaiam, Inc (Class A)	2,672
282,460	e*	Macrovision Corp	5,177
2,650,900		Major Cineplex Group PCL	1,495
221,491		National CineMedia, Inc	5,584
13,694,331		News Corp (Class A)	280,597
24,381	*	Premiere AG.	460
11,610,500	*	PT Media Nusantara Citra MNC	1,001
1,051,134	e	Regal Entertainment Group (Class A)	18,994
775,413	e*	Time Warner Telecom, Inc (Class A)	15,733
20,987,598		Time Warner, Inc	346,505
59,454	e	Toei Animation Co Ltd	1,293
92,100		Toho Co Ltd	2,082
4,974,703	*	Viacom, Inc (Class B)	218,489
		TOTAL MOTION PICTURES	1,080,249

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
155,096	e*	Premier Exhibitions, Inc	1,697
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	1,697

NONDEPOSITORY INSTITUTIONS - 1.16%
1,337		Aareal Bank AG.	61
48,850	e	Acom Co Ltd	999
548,513		Advance America Cash Advance Centers, Inc	5,573
8,247		Advanta Corp (Class A)	60
206,392		Advanta Corp (Class B)	1,666
632,100		Aeon Credit Service Co Ltd	9,393
1,485,308		Aeon Thana Sinsap Thailand PCL	1,962
59,650	e	Aiful Corp	1,066
72,500	e*	Aldabra 2 Acquisition Corp	706
66,176	e*	Alternative Asset Management Acquisition Corp	606
925,620	e	American Capital Strategies Ltd	30,508
6,180,618		American Express Co	321,516
818,582	e*	AmeriCredit Corp	10,470
1,873,000	g*	ARA Asset Management Ltd	1,288
392,855	e	Ares Capital Corp	5,747
60,744	e	Asta Funding, Inc	1,606
20,974		Australian Wealth Management Ltd	46
181,441	*	Banco Compartamos S.A. de CV	787
76,189		Bank Pekao S.A.	7,032
13,900	e	BlackRock Kelso Capital Corp	212

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,269,074		Bovespa Holding S.A.	$24,455
3,479		Bradford & Bingley plc	19
1,160,400		Bursa Malaysia BHD	5,018
2,643,241		Capital One Financial Corp	124,920
600,384	e	CapitalSource, Inc	10,561
195,727		Cattles plc	1,145
303,608	e	Centerline Holding Co	2,313
5,000		Central Finance Co Ltd	10
1,392,175	e	Challenger Financial Services Group Ltd	6,100
164,400		Chimera Investment Corp	2,939
1,179,713		CIT Group, Inc	28,349
620,215		Collins Stewart plc	2,136
114,489	e*	CompuCredit Corp	1,143
2,878,546		Countrywide Financial Corp	25,734
34,114	e*	Credit Acceptance Corp	705
142,230		Credit Saison Co Ltd	3,896
38,621	e	D Carnegie AB	750
21,480		Deutsche Postbank AG.	1,908
4,924,995		Discover Financial Services	74,269
84,017	*	Encore Capital Group, Inc	813
121,519	e*	Energy Infrastructure Acquisition Corp	1,232
8,150,668		Fannie Mae	325,864
72,103	e	Federal Agricultural Mortgage Corp (Class C)	1,898
156,742	e	Financial Federal Corp	3,494
151,675	*	First Cash Financial Services, Inc	2,227
3,743,709		First Financial Holding Co Ltd	2,764
253,132	e	First Marblehead Corp	3,873
3,497,681		Freddie Mac	119,166
356,049	e*	GLG Partners Inc	4,842
350,000	*	Golden Pond Healthcare Inc	2,747
185,051	*	Guaranty Financial Group, Inc	2,961
266,800	e*	Heckmann Corp	1,961
513,335	*	Heckmann Corp	4,132
18,842		Henderson Group plc	47
140,623	e	Hercules Technology Growth Capital, Inc	1,747
268,700	e*	Hicks Acquisition Co I, Inc	2,469
10,232		Hitachi Capital Corp	132
874,000		Hong Leong Finance Ltd	2,301
637,044		Hypo Real Estate Holding AG.	33,623
421,747		ICAP plc	6,099
657,336		ICICI Bank Ltd	20,658
154,672		IGM Financial, Inc	7,841
174,987	e*	Information Services Group, Inc	1,199
446,579		Infrastructure Development Finance Co Ltd	2,589
1,854		Intermediate Capital Group plc	61
12,759		International Personal Finance plc	49
2,800		Intrum Justitia AB	50
290,259	e*	INVESTools, Inc	5,149
741,645		Investor AB (B Shares)	16,868
7,000		Jaccs Co Ltd	16
35		Kenedix, Inc	57
15,181,000		Kim Eng Holdings Ltd	23,835
81,445		Kohlberg Capital Corp	977

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
91,751		Kotak Mahindra Bank Ltd	$3,018
7,700	*	Lopro Corp	6
221,093	e*	Marathon Acquisition Corp	1,720
343,900	e	MCG Capital Corp	3,986
5,853,360		Mega Financial Holding Co Ltd	3,600
86,746	*	Mercadolibre, Inc	6,409
311,017	*	Moneysupermarket.com Group plc	867
7,207,725		National Finance PCL	3,124
164,318		Natixis	3,157
120,940	e	Nelnet, Inc (Class A)	1,537
71,122	e*	NewStar Financial, Inc	589
96,932	e	NGP Capital Resources Co	1,515
6		Nissin Co Ltd	-	^
201,500	*	NRDC Acquisition Corp	1,848
136,719	e*	NTR Acquisition Co	1,299
216,205	e*	Ocwen Financial Corp	1,198
6,000	*	Orient Corp	10
1,844	e	Osaka Securities Exchange Co Ltd	8,633
921		OZ Holding AG.	67
103,456	e	Patriot Capital Funding, Inc	1,044
92,059	e	Perpetual Trustees Australia Ltd	5,354
301,794	*	PHH Corp	5,324
1,167,563	*	Polaris Securities Co Ltd	545
58,450	e	Promise Co Ltd	1,454
10,761		Provident Financial plc	179
119,800		Redecard S.A.	1,938
1,700		Ricoh Leasing Co Ltd	36
59,663	*	Samsung Card Co	3,206
295		SFCG Co Ltd	41
1,701,334	*	SLM Corp	34,265
87,191		SM Investments Corp	718
18,034		Student Loan Corp	1,984
3,422,000	*	Taishin Financial Holdings Co Ltd	1,419
1,704,112		Taiwan Cooperative Bank	1,211
277,836		Takefuji Corp	6,752
1,195,988		Textron, Inc	85,274
109,246	e	TICC Capital Corp	1,008
759,506		Tower Australia Group Ltd	1,867
234,700	*	Triplecrown Acquisition Corp	2,145
4,536,880		Tullett Prebon plc	42,379
133,879	e*	World Acceptance Corp	3,612
		TOTAL NONDEPOSITORY INSTITUTIONS	1,565,753

NONMETALLIC MINERALS, EXCEPT FUELS - 0.13%
9,985		Adelaide Brighton Ltd	31
140,891	e	AMCOL International Corp	5,076
37,670		Cimsa Cimento Sanayi Ve Tica	278
192,637	e	Compass Minerals International, Inc	7,898
258,426	e*	General Moly Inc	3,016
964,970		Grupo Mexico S.A. de C.V. (Series B)	6,060
343,567		Haci Omer Sabanci Holding A.S.	1,890
71,714		Harry Winston Diamond Corp	2,358
2,827,170		Itochu Corp	27,635

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
594,800		Potash Corp of Saskatchewan	$86,476
1,315		S&B Industrial Minerals S.A.	24
479,084		Vulcan Materials Co	37,891
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	178,633

OIL AND GAS EXTRACTION - 3.41%
434		Abbot Group plc	3
1,138,583	e	Acergy S.A.	25,425
142,897	e	Addax Petroleum Corp	6,219
43,207		Aker Kvaerner ASA	1,150
2,018,088		Anadarko Petroleum Corp	132,568
54,500	e	APCO Argentina, Inc	1,500
168,810	e*	Arena Resources, Inc	7,041
5,852	*	Arrow Energy NL	14
158,579		Atlas America, Inc	9,385
114,595	*	ATP Oil & Gas Corp	5,792
178,239	*	Atwood Oceanics, Inc	17,867
21,434	*	Australian Worldwide Exploration Ltd	63
3,263,445		Baker Hughes, Inc	264,665
226,458	e*	Basic Energy Services, Inc	4,971
218,647	e	Berry Petroleum Co (Class A)	9,719
4,747,453		BG Group plc	108,678
158,464	e*	Bill Barrett Corp	6,635
1,421,251		BJ Services Co	34,480
205,678	e*	Bois d'Arc Energy, Inc	4,083
220,990	e*	Brigham Exploration Co	1,662
146,393	e*	Bronco Drilling Co, Inc	2,174
2,335		Burren Energy plc	57
2,170		Cairn Energy Plc	133
232,383	*	Cairn India Ltd	1,517
242,697	e*	Cal Dive International, Inc	3,213
114,172	e*	Callon Petroleum Co	1,878
1,631,666	*	Cameron International Corp	78,532
869,183		Canadian Natural Resources Ltd	63,919
288,051		Canadian Oil Sands Trust	11,298
269,556		Canetic Resources Trust	3,654
127,180	e*	Carrizo Oil & Gas, Inc	6,963
195,546	e*	Cheniere Energy, Inc	6,383
1,847,863		Chesapeake Energy Corp	72,436
7,718,000		China Oilfield Services Ltd	17,619
327,920		Cimarex Energy Co	13,946
36,462	e*	Clayton Williams Energy, Inc	1,136
12,170,000		CNOOC Ltd	20,727
5,620,000		Cnpc Hong Kong Ltd	3,597
112,523	e*	CNX Gas Corp	3,595
64,053	e*	Compagnie Generale de Geophysique S.A.	18,262
217,270	e*	Complete Production Services, Inc	3,904
316,778	*	Comstock Resources, Inc	10,770
122,700	e*	Concho Resources, Inc	2,529
70,030	e*	Contango Oil & Gas Co	3,564
138,819	*	Continental Resources, Inc	3,627
47,314	e*	Dawson Geophysical Co	3,381
390,967	e*	Delta Petroleum Corp	7,370

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
8,582,970	*	Denbury Resources, Inc	$255,343
180,887	e*	DET Norske Oljeselskap	336
283,625		Diamond Offshore Drilling, Inc	40,275
583	*	Duvernay Oil Corp	17
166,775	*	Edge Petroleum Corp	989
1,357,399		EnCana Corp	92,836
315,743	*	Encore Acquisition Co	10,536
194,015	*	Energy Partners Ltd	2,291
318,124	e	Enerplus Resources Fund	12,851
250,618	b,m,v*	Enron Corp	-	^
1,213,609		ENSCO International, Inc	72,355
274,917		Ensign Energy Services, Inc	4,248
556,322		Equitable Resources, Inc	29,641
349,110	e*	EXCO Resources, Inc	5,404
1,184		Expro International Group plc	24
352,877	e*	Exterran Holdings, Inc	28,865
297,958	e*	First Calgary Petroleums Ltd	872
301,845	*	Forest Oil Corp	15,346
1,409,000		Formosa Petrochemical Corp	4,214
250		Fred Olsen Energy ASA	14
186,558	e*	FX Energy, Inc	1,060
215,060		GAIL India Ltd	2,966
331,781		Gaz de France	19,403
167,379	e*	GeoGlobal Resources, Inc	829
36,530	*	Geokinetics, Inc	710
94,443	*	Geomet, Inc	491
983,408	*	Global Industries Ltd	21,065
63,688	e*	GMX Resources, Inc	2,056
85,149	e*	Goodrich Petroleum Corp	1,926
1,050,367	e*	Grey Wolf, Inc	5,598
104,165	e*	Gulfport Energy Corp	1,902
5,343,766		Halliburton Co	202,582
156,028		Harvest Energy Trust	3,261
231,476	e*	Harvest Natural Resources, Inc	2,893
376,115	*	Helix Energy Solutions Group, Inc	15,609
397,162		Helmerich & Payne, Inc	15,914
433,723	*	Hercules Offshore, Inc	10,314
543,296		Husky Energy, Inc	24,546
1,075		Idemitsu Kosan Co Ltd	114
7,500		INA Industrija Nafte DD (GDR)	4,185
1,425		Inpex Holdings, Inc	15,434
2,923,160	*	Integra Group Holdings (GDR)	49,460
2,600		Japan Petroleum Exploration Co	190
9,493		JKX Oil & Gas plc	76
51,895		Kayne Anderson Energy Development Co	1,189
1,564,553		KazMunaiGas Exploration Production (GDR)	48,501
52,255	*	Lundin Petroleum AB	546
476,702	*	Mariner Energy, Inc	10,907
150,894	e*	McMoRan Exploration Co	1,975
578,941	*	Meridian Resource Corp	1,048
1,158,975	*	Nabors Industries Ltd	31,744
2,232,312	*	National Oilwell Varco, Inc	163,986
40,379		Neste Oil Oyj	1,425

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
488,063	e*	Newpark Resources, Inc	$2,660
680,546	*	Nexen, Inc	22,134
26,226	*	Nexus Energy Ltd	42
51,208		Niko Resources Ltd	4,631
1,266,104		Noble Corp	71,548
595,933		Norsk Hydro ASA	8,517
57,900		NovaTek OAO (GDR)	4,453
369,638	*	Oceaneering International, Inc	24,895
353,800		Oil & Gas Development Co Ltd	686
195,949		Oil & Natural Gas Corp Ltd	6,149
632,284		Oil Refineries Ltd	616
725,185	e*	Oilsands Quest, Inc	2,959
218,509	*	OPTI Canada, Inc	3,675
20,500		Pakistan Petroleum Ltd	82
203,644	*	Parallel Petroleum Corp	3,590
598,129	e*	Parker Drilling Co	4,516
951,053	e	Patterson-UTI Energy, Inc	18,565
254,038		Penn Virginia Corp	11,084
368,747		Penn West Energy Trust	9,654
925,030		Petro-Canada	49,909
17,239,075		PetroChina Co Ltd	30,731
33,900	m,v*	PetroCorp	-	^
935,023	e*	PetroHawk Energy Corp	16,185
85,161	e*	Petroleum Development Corp	5,036
526,163		Petroleum Geo-Services ASA	15,286
1,075,000		Petron Corp	148
371	*	Petroplus Holdings AG.	29
273,804	e*	Petroquest Energy, Inc	3,915
283,148	e*	Pioneer Drilling Co	3,364
468,951		Pioneer Natural Resources Co	22,904
434,340	*	Plains Exploration & Production Co	23,454
147,582		Precision Drilling Trust	2,256
555	*	Premier Oil plc	14
1,258,264	*	Pride International, Inc	42,655
56,765		ProSafe ASA	988
543,869		Provident Energy Trust	5,500
6,682,275		PT Apexindo Pratama Duta	1,494
2,941,000	*	PT Energi Mega Persada Tbk	467
1,616,700		PTT Exploration & Production PCL	7,871
212,724	*	Quicksilver Resources, Inc	12,676
616,627		Range Resources Corp	31,670
2,600	*	Revus Energy ASA	38
30,947	*	Rex Energy Corp	369
450,252		Rowan Cos, Inc	17,767
174,860	e	RPC, Inc	2,048
3,811,266		Saipem S.p.A.	152,847
1,061,579	e	Santos Ltd	13,161
6,213,725		Schlumberger Ltd	611,244
1,120,407		Scomi Group BHD	471
93,677	e*	SEACOR Holdings, Inc	8,688
61,771	*	SeaDrill Ltd	1,507
580,568		Singapore Petroleum Co Ltd	3,053
35,129	*	SK Energy Co Ltd	6,793

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,085,815		Smith International, Inc	$80,187
738,171	*	Southwestern Energy Co	41,131
298,354		St. Mary Land & Exploration Co	11,519
186,591	*	Stone Energy Corp	8,753
1,000	*	Subsea 7, Inc	22
251,005	e*	Sulphco, Inc	1,310
330,507	*	Superior Energy Services	11,376
59,949	e*	Superior Offshore International, Inc	301
84,630	e*	Superior Well Services, Inc	1,796
71,700	e,v	Surgutneftegaz (ADR)	4,320
82,600		Surgutneftegaz (ADR)	5,063
183,207	*	Swift Energy Co	8,067
1,905,184		Talisman Energy, Inc	35,500
14,382	*	Tap Oil Ltd	26
49,596		Tatneft (GDR)	6,001
28,770		Technip S.A.	2,292
324,142	e*	Tetra Technologies, Inc	5,047
24,243	*	TGS Nopec Geophysical Co ASA	333
266,639		Tidewater, Inc	14,628
480,000		Titan Petrochemicals Group Ltd	32
81,435	e*	Toreador Resources Corp	569
1,775,011		Transocean, Inc	254,093
145,740		Trican Well Service Ltd	2,840
80,097	e*	Trico Marine Services, Inc	2,965
551,808		Tullow Oil plc	7,156
182,414	e*	TXCO Resources, Inc	2,200
90,621	*	Union Drilling, Inc	1,429
270,594	*	Unit Corp	12,515
547,662	*	UTS Energy Corp	2,985
417,755	e*	Vaalco Energy, Inc	1,943
70,574	e*	Venoco, Inc	1,407
4,113		Venture Production plc	65
293,795	e	W&T Offshore, Inc	8,802
292,372	e*	Warren Resources, Inc	4,131
1,527,547	*	Weatherford International Ltd	104,790
20,000	*	West Siberian Resources Ltd (GDR)	13
163,119	*	W-H Energy Services, Inc	9,169
248,918	*	Whiting Petroleum Corp	14,353
175,943	*	Willbros Group, Inc	6,737
628,335		Woodside Petroleum Ltd	27,801
6,744,800		XTO Energy, Inc	346,413
		TOTAL OIL AND GAS EXTRACTION	4,593,540

PAPER AND ALLIED PRODUCTS - 0.62%
4,755	*	AbitibiBowater, Inc	99
274,473	e*	AbitibiBowater, Inc	5,657
5,516,212		Anglo American plc	338,202
341,968		Aracruz Celulose S.A.	2,480
400,771		Bemis Co	10,973
47,948	e	Billerud AB	493
223,784	*	Buckeye Technologies, Inc	2,797
199,458	*	Canfor Corp	1,764
298,796	e*	Cenveo, Inc	5,220

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
109,684	e*	Chesapeake Corp	$569
7,000		Daio Paper Corp	57
2,228,478	*	Domtar Corporation	17,137
69,527		Empresas CMPC S.A.	2,625
269,961		Glatfelter	4,133
373,201	e*	Graphic Packaging Corp	1,377
173,343		Greif, Inc (Class A)	11,331
444,273		Hengan International Group Co Ltd	1,994
46,425		Holmen AB (B Shares)	1,724
2,082,352		International Paper Co	67,427
2,297,926		Kimberly-Clark Corp	159,338
381,776		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,674
2,100		Kinnevik Investment AB	48
331,095		Klabin S.A.	1,230
28,477	e	Kokuyo Co Ltd	257
868,400		Lee & Man Paper Manufacturing Ltd	3,814
5,643		Mayr-Melnhof Karton AG.	612
889,976		MeadWestvaco Corp	27,856
161,254	e*	Mercer International, Inc	1,263
36,003		Metso Oyj	1,965
6,000		Mitsubishi Paper Mills Ltd	13
95,494		Mondi Ltd	922
2,300,411		Mondi plc	19,462
403,394		Nampak Ltd	1,269
81,913		Neenah Paper, Inc	2,388
929,000		Nine Dragons Paper Holdings Ltd	2,349
103		Nippon Paper Group, Inc	310
12,169		Norske Skogindustrier ASA	101
2,501,910		OJI Paper Co Ltd	12,295
647,236		Packaging Corp of America	18,252
2,629,797	e	PaperlinX Ltd	6,142
5		Pilot Corp	11
213,264		Rock-Tenn Co (Class A)	5,419
146,848		Sappi Ltd	2,091
89,383		Schweitzer-Mauduit International, Inc	2,316
7,400	*	Smurfit Kappa Group plc	122
1,207,395	*	Smurfit-Stone Container Corp	12,750
898,737		Sonoco Products Co	29,371
500,362	e	Stora Enso Oyj (R Shares)	7,491
478,541		Svenska Cellulosa AB (B Shares)	8,478
555,155		Temple-Inland, Inc	11,575
11,800		Uni-Charm Corp	747
427,717		UPM-Kymmene Oyj	8,642
24,000	*	Vinda International Holdings Ltd	13
72,222		Votorantim Celulose e Papel S.A.	2,199
239,595		Wausau Paper Corp	2,154
912,717		Yuen Foong Yu Paper Manufacturing Co Ltd	342
		TOTAL PAPER AND ALLIED PRODUCTS	831,340

PERSONAL SERVICES - 0.09%
616	e	Angelica Corp	12
620,405		Cintas Corp	20,858
148,061	e*	Coinstar, Inc	4,168

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
51,777	e	CPI Corp	$1,219
42,379		Davis Service Group plc	433
133,957	e	G & K Services, Inc (Class A)	5,026
1,505,319		H&R Block, Inc	27,954
168,061	e	Jackson Hewitt Tax Service, Inc	5,336
852,073		Kuala Lumpur Kepong BHD	4,483
269,000		Regis Corp	7,521
968,515		Rentokil Initial plc	2,331
451,376	e*	Sally Beauty Holdings, Inc	4,085
1,217,163		Service Corp International	17,101
89,246	*	Steiner Leisure Ltd	3,941
1,456		Synergy Healthcare plc	23
84,490		Unifirst Corp	3,211
250,991	e	Weight Watchers International, Inc	11,340
		TOTAL PERSONAL SERVICES	119,042

PETROLEUM AND COAL PRODUCTS - 6.78%
122,655	e	Alon USA Energy, Inc	3,334
3,671,329		Apache Corp	394,815
3,700		Aromatics Thailand PCL	7
249,500		Aromatics Thailand PCL	485
300,938		Ashland, Inc	14,274
84,769		Bharat Petroleum Corp Ltd	1,126
32,894,119		BP plc	402,697
266,686		BP plc (ADR)	19,513
1,424,424		Cabot Oil & Gas Corp	57,504
10,793,321		Chevron Corp	1,007,341
12,182,764		China Petroleum & Chemical Corp	18,405
8,552,867		ConocoPhillips	755,218
278,000		Cosmo Oil Co Ltd	1,045
24,900	*	CVR Energy Inc	621
200		Daiseki Co Ltd	6
160,558	e	Delek US Holdings, Inc	3,248
3,424,449		Devon Energy Corp	304,468
3,524,254		ENI S.p.A.	129,074
1,269,010		EOG Resources, Inc	113,259
30,589,383		Exxon Mobil Corp	2,865,919
467,553		Frontier Oil Corp	18,973
246,754	e*	Headwaters, Inc	2,897
25,664		Hellenic Petroleum S.A.	423
1,569,676		Hess Corp	158,318
183,308		Holly Corp	9,329
640,187		Imperial Oil Ltd	35,429
21,504		Jordan Petroleum Refinery	234
368,270		LUKOIL (ADR)	31,855
4,507,170		Marathon Oil Corp	274,306
6,159		Motor Oil Hellas Corinth Refineries S.A.	142
720,188		Murphy Oil Corp	61,101
493,149	*	Newfield Exploration Co	25,989
1,355,147		Noble Energy, Inc	107,761
46,587	e*	Nova Biosource Fuels, Inc	135
9,129,475		Occidental Petroleum Corp	702,878
242,348		OMV AG.	19,637

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
54,580	*	Petkim Petrokimya Holding	$400
52,600	e	Petrobras Energia Participaciones S.A.(ADR)	734
940,559		Petroleo Brasileiro S.A.	55,482
1,145,865		Petroleo Brasileiro S.A.	56,907
599,490		Petroleo Brasileiro S.A. (ADR)	69,085
16,548		PGG Wrightson Ltd	28
205,269		Polski Koncern Naftowy Orlen S.A.	4,332
229,919		Premier Farnell plc	672
1,691,600		PTT PCL	18,882
700		Quaker Chemical Corp	15
1,457,500		Rayong Refinery PCL	965
255,574		Repsol YPF S.A.	9,110
869,314		Rosneft Oil Co (GDR)	8,432
5,460,655		Royal Dutch Shell plc (A Shares)	229,466
4,416,586		Royal Dutch Shell plc (B Shares)	183,746
1,597		Samir	165
301,587	e*	SandRidge Energy, Inc	10,815
82,500		Shell Refining Co	282
21,873		Showa Shell Sekiyu KK	243
33,802		SK Corp	7,150
36,200		S-Oil Corp	3,055
2,261,049		Statoil ASA	70,373
1,008,281		Suncor Energy, Inc	110,242
1,433,200	*	Suncor Energy, Inc	155,832
501,315		Sunoco, Inc	36,315
900,802		Tesoro Corp	42,968
526,300		Thai Oil PCL	1,352
181,749	e	TonenGeneral Sekiyu KK	1,794
3,602,855		Total S.A.	299,356
99,278		Tupras Turkiye Petrol Rafine	2,901
38,167	*	Unipetrol	709
2,637,015		Valero Energy Corp	184,670
129,203	e	WD-40 Co	4,906
166,446	e	Western Refining, Inc	4,030
		TOTAL PETROLEUM AND COAL PRODUCTS	9,117,180

PIPELINES, EXCEPT NATURAL GAS - 0.09%
2,705,767		Spectra Energy Corp	69,863
966,052		TransCanada Corp	39,682
524,871	*	Wellstream Holdings plc	11,315
		TOTAL PIPELINES, EXCEPT NATURAL GAS	120,860

PRIMARY METAL INDUSTRIES - 1.14%
53,601	e	Acerinox S.A.	1,319
412	*	Advanced Metallurgical Group NV	31
7,000		Aichi Steel Corp	34
785,522	*	AK Steel Holding Corp	36,323
3,781,872		Alcoa, Inc	138,227
501,195		Allegheny Technologies, Inc	43,303
2,284,000		Aluminum Corp of China Ltd	4,716
720,720		Angang New Steel Co Ltd	1,973
550,472	e	Arcelor	42,808
701		Arques Industries AG.	24

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
258		A-TEC Industries AG.	$34
1,000		BE Group AB	9
6,185		Bekaert S.A.	832
286,327	e	Belden CDT, Inc	12,742
1,389,709		BlueScope Steel Ltd	11,775
15,226		Boryszew S.A.	74
127,554	e*	Brush Engineered Materials, Inc	4,722
221,020		Carpenter Technology Corp	16,614
329,987		Catcher Technology Co Ltd	1,923
154,673	*	Century Aluminum Co	8,343
5,948,941		China Steel Corp	7,979
2,000		Chugai Ro Co Ltd	7
45,657	*	Claymont Steel, Inc	1,066
45,326	e*	Coleman Cable, Inc	428
492,290	*	CommScope, Inc	24,226
91,742		Companhia Siderurgica Nacional S.A.	8,123
9,252,934		Corning, Inc	221,978
32,907		Daewoo International Corp	1,392
206,841	e	Daido Steel Co Ltd	1,553
24,420		Dongkuk Steel Mill Co Ltd	1,241
169,001		DOWA HOLDINGS CO Ltd	1,186
346,000	m,v*	Dowa Mining Co Ltd	3
1,141		Duro Felguera S.A.	15
2,965		EL Ezz Aldekhela Steel Alexandria	574
53,778		El Ezz Steel Co	647
151,405		Encore Wire Corp	2,410
7,623	*	EnerTAD S.p.A.	34
368,995	e*	Equinox Minerals Ltd	2,025
320,429		Eregli Demir ve Celik Fabrikalari TAS	2,815
25,884	e*	Esmark, Inc	366
5,300		Evraz Group S.A. (GDR)	411
49,093		Fujikura Ltd	250
2,141,598	e	Furukawa Electric Co Ltd	8,320
239,740	e*	General Cable Corp	17,568
40,325		Gerdau S.A.	963
206,401		Gerdau S.A.	6,025
150,453	e	Gibraltar Industries, Inc	2,320
6,155		Grupa Kety S.A.	400
8,089		Halcor S.A.	37
64,567	*	Haynes International, Inc	4,487
408,203		Hindalco Industries Ltd	2,225
16,656		Hoganas AB (Class B)	352
29,388	*	Horsehead Holding Corp	499
238,009		Hubbell, Inc (Class B)	12,281
1,112,000		Hunan Non-Ferrous Metal Corp Ltd	702
33,499		Hyundai Steel Co	2,827
7,000		JFE Shoji Holdings Inc	45
967,412		Jiangxi Copper Co Ltd	2,375
167,621		Johnson Matthey plc	6,276
94,523		KGHM Polska Miedz S.A.	4,066
13,013	*	KME Group S.p.A.	28
5,444,839		Kobe Steel Ltd	17,741
77,082	*	LB Foster Co (Class A)	3,987

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,160,000		Maanshan Iron & Steel	$769
1,587,967		Madeco S.A.	183
121,826		Magnitogorsk Iron & Steel Works (GDR)	2,041
175,295		Matthews International Corp (Class A)	8,216
24,000		Mechel Steel Group OAO (ADR)	2,331
3,129,552		Mitsubishi Materials Corp	13,391
2,000		Mitsubishi Shindoh Co Ltd	5
636,433		Mitsui Mining & Smelting Co Ltd	2,552
156,829		Mittal Steel South Africa Ltd	3,132
238,285		Mueller Industries, Inc	6,908
4,000		Nippon Denko Co Ltd	24
297,413		Nippon Light Metal Co Ltd	519
22,000	e	Nippon Metal Industry Co Ltd	67
9,157,672		Nippon Steel Corp	56,726
2,500		Nippon Yakin Kogyo Co Ltd	17
1,555,876	e	Nisshin Steel Co Ltd	5,473
46,691	e*	Northwest Pipe Co	1,827
1,596,066		Nucor Corp	94,519
46,048	e	Olympic Steel, Inc	1,460
849,124		OneSteel Ltd	4,585
237,799		Outokumpu Oyj	7,374
15,310		Poongsan Corp	360
53,497		POSCO	32,862
751,926		Precision Castparts Corp	104,292
221,435	e	Quanex Corp	11,492
575	*	Recylex S.A.	13
122,637	*	RTI International Metals, Inc	8,453
149,655		Salzgitter AG.	22,329
130,877	e	Schnitzer Steel Industries, Inc (Class A)	9,048
159,450		Severstal (GDR)	3,699
1,832,000		Shougang Concord International Enterprises Co Ltd	750
2,081		Sidenor Steel Products Manufacturing Co S.A.	31
9,800	m,v	Siderar SAIC (Class A) (ADR)	517
1,595,976		SKF AB (B Shares)	27,039
2,046		Sonasid	785
494,588		Steel Dynamics, Inc	29,463
119,740		Sterlite Industries India Ltd	3,144
972,739		Sumitomo Electric Industries Ltd	15,473
7,246,221		Sumitomo Metal Industries Ltd	33,664
594,510		Sumitomo Metal Mining Co Ltd	10,164
130,034	e*	Superior Essex, Inc	3,121
14,394		Taihan Electric Wire Co Ltd	754
186,061		Tenaris S.A. (ADR)	8,323
150,349	e	Texas Industries, Inc	10,539
409,930	e	Titanium Metals Corp	10,843
17,208	e	Toho Titanium Co Ltd	518
712,138		Tokyo Steel Manufacturing Co Ltd	7,943
4,000		Tokyo Tekko Co Ltd	15
205,896	e	Tredegar Corp	3,311
4,665		Tubacex S.A.	46
441,000		Tung Ho Steel Enterprise Corp	729
17,939		Umicore	4,459
724,726		United States Steel Corp	87,627

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
36,830	e*	Universal Stainless & Alloy	$1,310
36,129		Usinas Siderurgicas de Minas Gerais S.A.	1,685
119,675		Usinas Siderurgicas de Minas Gerais S.A.	5,480
473,957		Vallourec	128,300
34,650		Viohalco S.A.	504
338,712		Voestalpine AG.	24,488
8,872,150		Walsin Lihwa Corp	3,665
438,086	e	Worthington Industries, Inc	7,833
22,000		Yamato Kogyo Co Ltd	906
		TOTAL PRIMARY METAL INDUSTRIES	1,536,175

PRINTING AND PUBLISHING - 0.47%
301,845	e*	ACCO Brands Corp	4,842
28,187		Agora S.A.	636
354,927		American Greetings Corp (Class A)	7,205
47,698		APN News & Media Ltd	221
38,568		Arnoldo Mondadori Editore S.p.A.	317
483,697		Belo (A.H.) Corp (Class A)	8,436
159,795		Bowne & Co, Inc	2,812
14		CHINTAI Corp	5
93,050	*	Consolidated Graphics, Inc	4,450
54,966	e	Courier Corp	1,814
50,685	e	CSS Industries, Inc	1,860
951,237		Dai Nippon Printing Co Ltd	13,990
85,538		Daily Mail & General Trust	846
1,020,273		De La Rue plc	19,832
187,846	*	Dogan Yayin Holding	763
29,550	*	Dolan Media Co	862
476,526		Dun & Bradstreet Corp	42,234
113,543		Emap plc	2,079
50,241		Eniro AB	451
60,141	m,v*	Eniro AB	21
148,738		Ennis, Inc	2,677
385,643	e	EW Scripps Co (Class A)	17,358
20,133,000		Fung Choi Media Group Ltd	7,413
40,891		Future plc	26
1,472,435		Gannett Co, Inc	57,425
73,352	e	GateHouse Media, Inc	644
205,787	e	Harte-Hanks, Inc	3,560
126,783	*	Hurriyet Gazetecilik A.S.	391
4,515		Independent News & Media plc	16
896,127		John Fairfax Holdings Ltd	3,682
258,301		John Wiley & Sons, Inc (Class A)	11,066
321,351		Journal Communications, Inc (Class A)	2,873
7,000		Kyodo Printing Co Ltd	19
288,876	e	Lee Enterprises, Inc	4,232
136,770	e	Martha Stewart Living Omnimedia, Inc (Class A)	1,268
175,749	e	McClatchy Co (Class A)	2,200
2,273,570		McGraw-Hill Cos, Inc	99,605
132,305		Media General, Inc (Class A)	2,811
292,979		Meredith Corp	16,108
165	*	Metro International S.A. (A Shares)	-	^
331	*	Metro International S.A. (B Shares)	-	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
53,100	*	MSCI, Inc	$2,039
60,794		Multi-Color Corp	1,670
552,754	e	New York Times Co (Class A)	9,690
258,607		Orkla ASA	5,013
363,682		PagesJaunes Groupe S.A.	7,290
426,586		Pearson plc	6,216
108,314	e*	Playboy Enterprises, Inc (Class B)	988
30,783		PMP Ltd	49
252,590	e	Primedia, Inc	2,147
39,438	*	Quebecor World, Inc	71
341,067	e	R.H. Donnelley Corp	12,442
1,048,360		R.R. Donnelley & Sons Co	39,565
14,582		RCS MediaGroup S.p.A.	63
1,322,717	e	Reed Elsevier NV	26,397
3,057,331	*	Reed Elsevier plc	41,354
953,632		Reuters Group plc	12,092
72,913	e	Schawk, Inc	1,132
46,284		Schibsted ASA	2,007
177,751	e*	Scholastic Corp	6,202
48,000		SCMP Group Ltd	17
4,170,647		Singapore Press Holdings Ltd	13,038
14,076		St Ives Group plc	68
96,531	e	Standard Register Co	1,126
178,600		Star Publications Malaysia BHD	186
351,968	e*	Sun-Times Media Group, Inc (Class A)	774
1,117		Teleperformance	43
319,506		Thomson Corp	13,043
370,844		Toppan Printing Co Ltd	3,648
570,920		Trinity Mirror plc	3,961
1,592,026		United Business Media plc	20,583
250,883	e*	Valassis Communications, Inc	2,933
226,933	e*	VistaPrint Ltd	9,724
22,458		Washington Post Co (Class B)	17,774
1,604		West Australian Newspapers Holdings Ltd	18
119,684		Wolters Kluwer NV	3,934
1,761,217		Yell Group plc	14,059
370,399		Yellow Pages Income Fund	5,217
		TOTAL PRINTING AND PUBLISHING	633,623

RAILROAD TRANSPORTATION - 0.60%
767,981		Asciano Group	4,720
1,519,416		Burlington Northern Santa Fe Corp	126,461
837,804	e*	Canadian National Railway Co	39,600
328,273		Canadian Pacific Railway Ltd	21,361
3,070		Central Japan Railway Co	26,189
1,990,358		CSX Corp	87,536
8,596		East Japan Railway Co	70,944
2,134,838		Firstgroup plc	34,634
193,804	e*	Genesee & Wyoming, Inc (Class A)	4,684
1,006,000		Guangshen Railway Co Ltd	730
1,557,000		Hankyu Hanshin Holdings, Inc	6,732
350,362	e*	Kansas City Southern Industries, Inc	12,028
2,327,170		Norfolk Southern Corp	117,383

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
417,364	e	Odakyu Electric Railway Co Ltd	$2,656
1,868,839		Union Pacific Corp	234,764
3,815		West Japan Railway Co	18,953
		TOTAL RAILROAD TRANSPORTATION	809,375

REAL ESTATE - 0.70%
26,082		Abacus Property Group	40
286,800		Aeon Mall Co Ltd	7,573
9,416		Africa Israel Investments Ltd	844
1,074,000		Agile Property Holdings Ltd	1,956
13,193,500		Allgreen Properties Ltd	13,657
70	e	Ardepro Co Ltd	15
14		Arealink Co Ltd	5
1,611,000		Ascendas India Trust	1,433
642,449		Ascendas Real Estate Investment Trust	1,098
15,648		Aspen Group	32
900		Atrium Co Ltd	19
19,583		Australand Property Group	40
102,182		Ayala Corp	1,399
16,704,743		Ayala Land, Inc	5,767
102,983	*	Blackrock International Land plc	50
71,073		Bovis Homes Group plc	871
513,662		British Land Co plc	9,663
130,195		Brixton plc	764
266,000		Brookfield Properties Co	5,180
115,000	e*	Brookfield Properties Corp	2,214
2,626,041		CapitaLand Ltd	11,439
109,924		Castellum AB	1,144
586,000		Cathay Real Estate Development Co Ltd	273
1,261,504	e*	CB Richard Ellis Group, Inc (Class A)	27,185
2,452,300		Central Pattana PCL	1,820
779,853	e	Centro Properties Group	692
2,776,702		Centro Retail Group	2,316
15,019,731		Champion Real Estate Investment Trust	8,803
4,394,534		Cheuk Nang Holdings Ltd	3,720
940,531		Cheung Kong Holdings Ltd	17,394
4,311,000	*	China Aoyuan Property Group Ltd	2,294
1,663,000	*	China New Town Development Co Ltd	682
2,697,500		China Overseas Land & Investment Ltd	5,577
1,196,000		China Resources Land Ltd	2,644
561,600		China Vanke Co Ltd	1,458
456,000		Chinese Estates Holdings Ltd	828
3,041,195		City Developments Ltd	30,001
1,305		Citycon Oyj	7
5,560		Cofinimmo	1,046
31,970	e	Consolidated-Tomoka Land Co	2,004
4,178	*	Conwert Immobilien Invest AG.	74
37,448		Corio NV	3,033
2,385,000	*	Country Garden Holdings Co Ltd	2,759
14		Creed Corp	28
151,048		Cyrela Brazil Realty S.A.	2,054
1,445,900		Daiman Development BHD	791
2,186,649	e	DB RREEF Trust	3,840

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,722		Derwent London plc	$77
120,127	*	Desarrolladora Homex S.A. de C.V.	990
2,379		Deutsche Euroshop AG.	82
923		Deutsche Wohnen AG.	28
4,083		Douja Promotion Groupe Addoha S.A.	1,772
173,500		DuPont Fabros Technology Inc	3,401
134,200	*	E&O Property Development BHD	114
166,310	v*	Echo Investment S.A.	539
1,392		Eurocommercial Properties NV	72
89,049		Fabege AB	913
4,908,096		Far East Consortium	2,795
263,500,000	*	Filinvest Land, Inc	8,682
330,224	e	Forest City Enterprises, Inc (Class A)	14,675
185,051	*	Forestar Real Estate Group, Inc	4,365
8		Funai Zaisan Consultants Co Ltd	13
65,496		Gafisa S.A.	1,221
37,476		Gazit Globe Ltd	409
12,056		Gecina S.A.	1,892
1,221,000	*	Genting International plc	581
83,227	*	Globe Trade Centre S.A.	1,506
400		Goldcrest Co Ltd	12
12,534,500		Greentown China Holdings Ltd	19,580
84,851	e	Grubb & Ellis Co	544
740,336		Guangzhou R&F Properties Co Ltd	2,639
3,037		Hamborner AG.	40
300,910		Hammerson plc	6,140
25,000		Hang Lung Group Ltd	137
1,039,831		Hang Lung Properties Ltd	4,707
295,000		Henderson Investment Ltd	64
2,166,681		Henderson Land Development Co Ltd	20,410
572,718		Hopewell Holdings	2,644
1,367,274		Hopson Development Holdings Ltd	3,779
3,600,147		Hysan Development Co Ltd	10,273
13,049		ICADE	1,946
9,229,500		IGB Corp BHD	6,307
334,675		IMMOFINANZ Immobilien Anlagen AG.	3,401
193,425		IOI Properties BHD	766
15,300	*	IRSA Inversiones y Representaciones S.A. (GDR)	223
83,540		IVG Immobilien AG.	2,880
57,004	*	IVR Prime Urban Developers Ltd	657
1,200		Japan General Estate Co Ltd	16
2,001,600		Johor Land BHD	775
1,400		Joint Corp	27
477,547	e	Jones Lang LaSalle, Inc	33,982
36,000		K Wah International Holdings Ltd	23
85,000		Keppel Land Ltd	430
746,676		Kerry Properties Ltd	5,999
63,501		Klepierre	3,247
78,125		Kungsleden AB	870
234,904,000		Lai Fung Holdings Ltd	11,900
78,100		Land and Houses PCL	17
1,717,233		Land and Houses PCL	456
6,800,409		Land and Houses PCL	1,514

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
271,043		Leighton Holdings Ltd	$14,565
203,200		Leopalace21 Corp	5,475
1,102,680		Liberty International plc	23,640
347,348		Link Real Estate Investment Trust	752
203,799	e*	LoopNet, Inc	2,863
1,344,145		Macquarie Goodman Group	5,771
145		Maisons France Confort	9
20,774		Medinet Nasr Housing	256
62,613,500		Megaworld Corp	5,689
3,480,000	*	Metro Pacific Investments Corp	371
115,278		MI Developments, Inc (Class A)	3,241
754,823		Mirvac Group	3,977
1,204,460		Mitsubishi Estate Co Ltd	29,056
1,261,715		Mitsui Fudosan Co Ltd	27,445
151,508	*	Musashino Kogyo Co Ltd	354
7,406,666		New World China Land Ltd	6,649
8,159,584		New World Development Ltd	28,934
419		Nexity	19
401,900		Nomura Real Estate Holdings, Inc	9,713
6,300		Norwegian Property ASA	77
225,581		ORIX Corp	38,548
6		Pacific Management Corp	6
217,678		Parque Arauco S.A.	256
74,252	*	PIK Group (GDR)	2,265
15,956,000	*	PT Ciputra Property Tbk	1,019
10,580,000	*	PT Jasa Marga	2,140
52,000,000	*	PT Sentul City Tbk	3,654
22,616,800		Quality House PCL	1,423
2,876		Realia Business S.A.	27
14		Recrm Research Co Ltd	13
9,869	e	Risa Partners, Inc	21,732
5,390,000		Robinsons Land Corp	2,155
14,844		Rubicon America Trust	10
379,099		Segro plc	3,547
636		Shaftesbury plc	6
63,091,104		Shanghai Real Estate Ltd	16,021
1,308,000		Shenzhen Investment Ltd	936
397,200	e	Shoei Co Ltd	5,379
4,162,862		Shui On Land Ltd	4,858
33,720		Singapore Land Ltd	187
831,467		Sino Land Co	2,954
479		Societe de la Tour Eiffel	66
553,875	*	SP Setia BHD	70
3,323,250		SP Setia BHD	5,004
20,816,956	*	SPG Land Holdings Ltd	18,635
303,425	e*	St. Joe Co	10,775
577,513	e	Stewart Enterprises, Inc (Class A)	5,140
2,907,787		Stockland Trust Group	21,498
24,473	e*	Stratus Properties, Inc	831
1,125,120		Sumitomo Realty & Development Co Ltd	27,847
1,600		Sun Frontier Fudousan Co Ltd	2,478
1,182,789		Sun Hung Kai Properties Ltd	25,120
1,025		Swiss Prime Site AG.	52

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,741		Technopolis plc	$32
165,344		Thomas Properties Group, Inc	1,782
219,500		Tokyo Tatemono Co Ltd	2,079
1,988,777		Tokyu Land Corp	17,126
172,526		Unibail	37,816
1,167		Unibail-Rodamco	255
625		Unite Group plc	4
14,139,899	*	Unitech Corporate Parks plc	31,947
228,033		Unitech Ltd	2,831
1,452,956		United Industrial Corp Ltd	2,776
1,627,616	e	Urban Corp	21,781
17,554	*	Urbas Proyectos Urbanisticos S.A.	16
8,008		Valad Property Group	9
98		Vastned Retail NV	9
11,858		Wereldhave NV	1,295
1,276,924	e	Westfield Group	23,545
1,176,000		Wheelock & Co Ltd	3,620
183,032		Wihlborgs Fastigheter AB	3,278
2,362,039		Wing Tai Holdings Ltd	4,430
13,174		Workspace Group plc	71
224,000		Yanlord Land Group Ltd	517
4,752,200		YNH Property BHD	3,880
18,372,000	*	Zhong An Real Estate Ltd	10,791
		TOTAL REAL ESTATE	940,456

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.57%
46,044	*	AEP Industries, Inc	1,474
280,499		Ansell Ltd	2,973
4,045,714	e	Bayer AG.	369,868
1,198,960		Bridgestone Corp	21,336
481,298		Cheng Shin Rubber Industry Co Ltd	786
381,544		Cooper Tire & Rubber Co	6,326
83,399	e*	Deckers Outdoor Corp	12,932
613,670		Denki Kagaku Kogyo KK	2,675
1,961,460		Formosa Chemicals & Fibre Corp	5,019
1,117,418	*	Goodyear Tire & Rubber Co	31,534
62,940		Hankook Tire Co Ltd	1,204
76,199	e*	Metabolix, Inc	1,814
118,642		Michelin (C.G.D.E.) (Class B)	13,617
1,550,216		Mitsui Chemicals, Inc	10,185
2,586,441		Newell Rubbermaid, Inc	66,937
1,600		Nifco, Inc	37
2,244,959		Nike, Inc (Class B)	144,216
84,973		Nokian Renkaat Oyj	2,988
2,497,687		Pirelli & C S.p.A.	2,750
3,591,589		PT Gajah Tunggal Tbk	187
198,241		Schulman (A.), Inc	4,272
638,834		Sealed Air Corp	14,783
109,097	*	Skechers U.S.A., Inc (Class A)	2,128
206,173		Spartech Corp	2,907
635,582	e	Sumitomo Bakelite Co Ltd	3,840
152,654	e	Titan International, Inc	4,772
66,442	e*	Trex Co, Inc	565

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
603,916		Tupperware Corp	$19,947
14,722		Uponor Oyj	371
1,681		Viscofan S.A.	36
178,354	e	West Pharmaceutical Services, Inc	7,239
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	759,718

SECURITY AND COMMODITY BROKERS - 2.68%
1,287,692	e	Allco Finance Group Ltd	7,010
109,611		AllianceBernstein Holding LP	8,248
1,240,048		Ameriprise Financial, Inc	68,339
212,753		Australian Stock Exchange Ltd	11,302
400		Avanza AB	8
4,080		Azimut Holding S.p.A.	53
855,972	e	Babcock & Brown Ltd	20,406
987,838	e	Bear Stearns Cos, Inc	87,177
253,561	e	BlackRock, Inc	54,972
1,307,125		Bolsa de Mercadorias e Futuros - BM&F	18,358
340		Bolsas y Mercados Espanoles	23
845,055		Broadridge Financial Solutions, Inc	18,955
213,822		Calamos Asset Management, Inc (Class A)	6,368
11,967		Charlemagne Capital Ltd	18
4,146,835		Charles Schwab Corp	105,952
1,540,308	*	China Everbright Ltd	4,889
74,645		Close Brothers Group plc	1,412
302,601		CME Group, Inc	207,584
92,119	e	Cohen & Steers, Inc	2,761
85,252	e*	Cowen Group, Inc	811
2,702,969		Credit Suisse Group	162,586
98,455		Daewoo Securities Co Ltd	3,219
93,301		Daishin Securities Co Ltd	2,950
1,000,000	a,v*	Daishin Securities Co Ltd (GDR)	6,450
1,324,400		Daiwa Securities Group, Inc	12,045
203,114	e	Deutsche Boerse AG.	40,313
47,500	*	Duff & Phelps Corp	935
3,555,404	e*	E*Trade Financial Corp	12,622
1,116	e	E*Trade Securities Co Ltd	1,039
748,680		Eaton Vance Corp	33,998
62,161	e	Epoch Holding Corp	932
56,926	e	Evercore Partners, Inc (Class A)	1,227
66,200	*	FBR Capital Markets Corp	634
58,700	e*	FCStone Group, Inc	2,702
1,100,593		Federated Investors, Inc (Class B)	45,300
909,846		Franklin Resources, Inc	104,114
60,337	e	GAMCO Investors, Inc (Class A)	4,175
162,946	e*	GFI Group, Inc	15,597
2,151,604		Goldman Sachs Group, Inc	462,702
103,119	e	Greenhill & Co, Inc	6,855
137,480		Hana Financial Group, Inc	7,402
535,480		Hellenic Exchanges S.A.	18,790
1,601,414		Hong Kong Exchanges and Clearing Ltd	45,430
101,257		Hyundai Securities Co	2,488
105,929		Indiabulls Financial Services Ltd	2,632
134,992	*	Indiabulls Real Estate Ltd	2,547

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
241,248	e*	Interactive Brokers Group, Inc (Class A)	$7,797
428,892	*	IntercontinentalExchange, Inc	82,562
2,629,361		Invesco Ltd	82,509
192,194	*	Investment Technology Group, Inc	9,146
953,801		Janus Capital Group, Inc	31,332
473,405		Jefferies Group, Inc	10,912
160,118	e*	KBW, Inc	4,097
2,067,404		KGI Securities Co Ltd	1,068
2,601,800		Kim Eng Securities Thailand PCL	1,970
607,648	*	Knight Capital Group, Inc (Class A)	8,750
27,538		Korea Investment Holdings Co Ltd	2,351
2,653,130		Kowloon Development Co Ltd	6,873
353,972	e*	LaBranche & Co, Inc	1,784
520,585	e*	Ladenburg Thalmann Financial Services, Inc	1,104
1,588,089		Lazard Ltd (Class A)	64,603
2,822,081		Legal & General Group plc	7,337
657,632		Legg Mason, Inc	48,106
5,054,144		Lehman Brothers Holdings, Inc	330,743
135,401		London Stock Exchange Group plc	5,334
612,656	e	Macquarie Group Ltd	40,991
174,150	e*	MarketAxess Holdings, Inc	2,234
94,000	e	Matsui Securities Co Ltd	745
5,194,776		Merrill Lynch & Co, Inc	278,856
656,136	*	MF Global Ltd	20,649
17,748		MFS Ltd	69
14,523		Mirae Asset Securities Co Ltd	2,669
7,000		Mizuho Investors Securities Co Ltd	10
6,119,987		Morgan Stanley	325,032
74,505	e*	Morningstar, Inc	5,793
624,662	*	Nasdaq Stock Market, Inc	30,915
826,450	e	Nikko Cordial Corp	12,295
2,886,084		Nomura Holdings, Inc	48,956
915,484	e	Nymex Holdings, Inc	122,318
1,088,104		NYSE Euronext	95,503
37,518		OMX AB	1,518
275,700	e	optionsXpress Holdings, Inc	9,324
2,856,000		OSK Holdings BHD	2,004
86,835	*	Penson Worldwide, Inc	1,246
517,000	m,v*	Peregrine Investment Holdings	-	^
109,098	e*	Piper Jaffray Cos	5,053
718,253		Raymond James Financial, Inc	23,458
86,483		Reliance Capital Ltd	5,676
38,312		Samsung Securities Co Ltd	3,716
83,371	e	Sanders Morris Harris Group, Inc	855
6,822	e	SBI Holdings, Inc	1,866
490,941		Schroders plc	12,724
1,101,306		SEI Investments Co	35,429
2,330,000	e	Shinko Securities Co Ltd	9,636
1,668,204		Singapore Exchange Ltd	15,553
78,876	e*	Stifel Financial Corp	4,146
283		Swissquote Group Holding S.A.	16
144,183		SWS Group, Inc	1,827
1,399,449		T Rowe Price Group, Inc	85,198

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
556,000		TA Enterprise BHD	$215
1,589,844		TD Ameritrade Holding Corp	31,892
634,000	*	Techpacific Capital Ltd	19
129,772	e*	Thomas Weisel Partners Group, Inc	1,782
53,431		Tong Yang Investment Bank	1,047
137,336		TSX Group, Inc	7,347
2,745,565		UOB-Kay Hian Holdings Ltd	4,082
61,180	e	US Global Investors, Inc (Class A)	1,019
7,446	e	Value Line, Inc	300
549,858		Waddell & Reed Financial, Inc (Class A)	19,844
69,280		Woori Investment & Securities Co Ltd	1,950
113,657	e*	WP Stewart & Co Ltd	581
		TOTAL SECURITY AND COMMODITY BROKERS	3,609,066

SOCIAL SERVICES - 0.01%
134,216	*	Bright Horizons Family Solutions, Inc	4,636
122,472	*	Capital Senior Living Corp	1,216
64,988	e*	Providence Service Corp	1,829
134,003	*	Res-Care, Inc	3,371
9,981		Ryman Healthcare Ltd	16
1,269		Southern Cross Healthcare Ltd	13
55,202		Vedior NV	1,390
		TOTAL SOCIAL SERVICES	12,471

SPECIAL TRADE CONTRACTORS - 0.06%
20,022	e	Alico, Inc	731
182,768	e*	AsiaInfo Holdings, Inc	2,010
5,673	*	Cape plc	27
424,981	*	Carso Infraestructura y Construccion S.A. de C.V.	404
170,089		Chemed Corp	9,505
280,430		Comfort Systems USA, Inc	3,584
611,972		COMSYS Holdings Corp	5,029
274,549	*	Dycom Industries, Inc	7,317
404,664	*	EMCOR Group, Inc	9,562
160,991	e*	Insituform Technologies, Inc (Class A)	2,383
114,976	e*	Integrated Electrical Services, Inc	2,160
2,000		Kandenko Co Ltd	11
82,838		Kinden Corp	651
100,187	*	Layne Christensen Co	4,930
80,900		Metalurgica Gerdau S.A.	3,227
308,176		Polimex Mostostal S.A.	1,073
874,244	e*	Quanta Services, Inc	22,940
4,000		Taihei Kogyo Co Ltd	20
		TOTAL SPECIAL TRADE CONTRACTORS	75,564

STONE, CLAY, AND GLASS PRODUCTS - 0.55%
3,591,238		3M Co	302,813
28,744		Adana Cimento (Class A)	173
33,206		Akcansa Cimento A.S.	201
433,303		Anant Raj Industries Ltd	3,839
232,240	e	Apogee Enterprises, Inc	3,974
1,079,300	e	Asahi Glass Co Ltd	14,482
1,101,780		Asia Cement Corp	1,610

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
41,956		Associated Cement Co Ltd	$1,091
368,683		Boral Ltd	1,981
153,600		Bradespar S.A.	4,108
3,061		Buzzi Unicem S.p.A.	85
132,699	e*	Cabot Microelectronics Corp	4,765
110,499	e	CARBO Ceramics, Inc	4,111
1,412		Cementir S.p.A.	12
5,477,349	*	Cemex S.A. de C.V.	14,197
75,195		Central Glass Co Ltd	285
54,107	*	Cersanit Krasnystaw S.A.	737
309,091		Cimpor Cimentos de Portugal S.A.	2,711
385,599		Compagnie de Saint-Gobain	36,357
1,195,262		Cookson Group plc	16,584
413,474		CRH plc	14,418
11,262		Cristalerias de Chile S.A.	136
1,117		Dyckerhoff AG.	67
195,708	e	Eagle Materials, Inc	6,944
357,253		Egypt Kuwait Holding Co	872
16,012		FLSmidth & Co AS	1,639
674,955		Gentex Corp	11,994
2,608,502		Goldsun Development & Construction Co Ltd	1,162
25,109		Grasim Industries Ltd	2,333
406,303		Grupo Carso S.A. de C.V. (Series A1)	1,537
123,581		HeidelbergCement AG.	19,152
806,892		Holcim Ltd	86,451
25,139,000		Holcim Philippines, Inc	4,690
66,870		Industrias Penoles S.A. de C.V.	1,409
25,698		Italcementi S.p.A.	550
27,686		Italcementi S.p.A.	433
352,487		Jaiprakash Associates Ltd	3,820
342,019	e	James Hardie Industries NV	1,937
8,559		Jordan Cement Factories	132
5,000		Krosaki Harima Corp	13
3,043		Lafarge Ciments	725
2,367,260		Lafarge Malayan Cement BHD	4,188
85,637		Lafarge S.A.	15,588
64,688	e	Libbey, Inc	1,025
141,500		Lucky Cement Ltd	267
3,532,000		Luks Group Vietnam Holdings Ltd	4,349
10,587		Marshalls plc	51
5,675		Misr Beni Suef Cement Co	123
1,019,958		NGK Insulators Ltd	27,664
2,143,130	e	Nippon Sheet Glass Co Ltd	10,954
432,984	e*	Owens Corning, Inc	8,755
881,711	*	Owens-Illinois, Inc	43,645
13,193	m,v*	Paragon Trade Brands, Inc	-	^
6,900		Pargesa Holding S.A.	771
407,840		Pretoria Portland Cement Co Ltd	2,609
2,824,000		PT Indocement Tunggal Prakarsa Tbk	2,465
9,866,000		PT Semen Gresik Persero Tbk	5,882
11,150	*	RHI AG.	456
3,440		Semapa-Sociedade de Investimento e Gestao	44
293,000		Siam Cement PCL	2,035

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
11,100		Siam Cement PCL	$76
97,400		Siam City Cement PCL	746
34		Sika AG.	64
641		Societe Nationale d'Investissement	138
327		STO AG.	27
4,137,148		Sumitomo Osaka Cement Co Ltd	7,925
221,050		Taiheiyo Cement Corp	528
1,875,144		Taiwan Cement Corp	2,602
566,281		Taiwan Glass Industrial Corp	616
179,958	e	Toto Ltd	1,429
2,184,300		TPI Polene PCL	483
107,492		Trakya Cam Sanayi A.S.	257
246,506		Turk Sise ve Cam Fabrikalari A.S.	496
25,252		Ultra Tech Cement Ltd	649
183,808	e*	US Concrete, Inc	612
311,058	e*	USG Corp	11,133
623		Vidrala S.A.	23
53,153		Wienerberger AG.	2,948
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	736,153

TEXTILE MILL PRODUCTS - 0.01%
102,985		Cheil Industries, Inc	5,754
290,000	*	China Grand Forestry Resources Group Ltd	61
2,345,934		Far Eastern Textile Co Ltd	2,752
6,057		Fiberweb plc	4
520,220		Formosa Taffeta Co Ltd	525
37,387	e*	Heelys, Inc	260
21,637		Hyosung Corp	1,352
10,000		Kurabo Industries Ltd	23
32,000		Nishat Mills Ltd	55
1,000		Nitto Boseki Co Ltd	3
7,581		Oriental Weavers	73
91,626	e	Oxford Industries, Inc	2,361
408,030		Seiren Co Ltd	3,145
126,971		Texwinca Holdings Ltd	114
562,000		Weiqiao Textile Co	804
159,651		Xerium Technologies, Inc	830
		TOTAL TEXTILE MILL PRODUCTS	18,116

TOBACCO PRODUCTS - 1.16%
14,741,745		Altria Group, Inc	1,114,181
109,700		British American Tobacco Malaysia BHD	1,368
3,249,390		British American Tobacco plc	127,101
573		Eastern Tobacco	47
4,331,712		Huabao International Holdings Ltd	4,333
1,003,603		Imperial Tobacco Group plc	54,180
1,558,498		ITC Ltd	8,282
11,028		Japan Tobacco, Inc	65,942
704,359		Loews Corp (Carolina Group)	60,082
375		Philip Morris CR	163
775,405	e	Reynolds American, Inc	51,146
64,535		Souza Cruz S.A.	1,747
288,261		Swedish Match AB	6,891

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
158,389	e	Universal Corp	$8,113
1,030,688		UST, Inc	56,482
172,373	e	Vector Group Ltd	3,458
		TOTAL TOBACCO PRODUCTS	1,563,516

TRANSPORTATION BY AIR - 0.42%
371,138	e*	ABX Air, Inc	1,551
302,057	e*	ACE Aviation Holdings, Inc (Class A)	8,677
8,328	*	AER Lingus	25
24,893		Aeroports de Paris	2,548
1,712,000		Air China Ltd	2,551
633,157		Air France-KLM	22,263
72,890	e*	Air Methods Corp	3,620
20,802		Air New Zealand Ltd	30
677,500	*	AirAsia BHD	328
344,500		Airports of Thailand PCL	588
499,672	e*	Airtran Holdings, Inc	3,578
239,696	e*	Alaska Air Group, Inc	5,995
844,000		All Nippon Airways Co Ltd	3,120
43,298	*	Allegiant Travel Co	1,392
2,261,092	e*	AMR Corp	31,723
101,481		Asiana Airlines	927
86,117	e*	Atlas Air Worldwide Holdings, Inc	4,669
678,405	e	Auckland International Airport Ltd	1,519
694,059		BBA Aviation plc	2,836
1,100,000		Beijing Capital International Airport Co Ltd	1,868
121,113	e*	Bristow Group, Inc	6,861
385,810	*	British Airways plc	2,379
975,900		Cathay Pacific Airways Ltd	2,553
746,471		China Airlines	335
1,104,000	*	China Eastern Airlines Corp Ltd (H Shares)	1,092
786,000	*	China Southern Airlines Co Ltd	1,036
710,953	*	Continental Airlines, Inc (Class B)	15,819
80,896	e	Copa Holdings S.A. (Class A)	3,039
1,183,138	*	Delta Air Lines, Inc	17,617
336,215	*	easyJet plc	4,106
657,000		Eva Airways Corp	273
253,114	e*	ExpressJet Holdings, Inc	628
1,579,014		FedEx Corp	140,801
6,033		Flughafen Wien AG.	697
19		Flughafen Zuerich AG.	8
191,464	b,m,v*	FLYi, Inc	1
2,008		Fraport AG. Frankfurt Airport Services Worldwide	158
2,700	e*	Frontier Airlines Holdings, Inc	14
39,517		Gol Linhas Aereas Inteligentes S.A.	971
340,193		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,523
142,547		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	874
33,600		Hong Kong Aircraft Engineerg	914
206,449		Iberia Lineas Aereas de Espana	906
662,000	*	Japan Airlines Corp	1,511
591		Jazz Air Income Fund	5
1,737,896	e*	JetBlue Airways Corp	10,254
25,528		Korean Air Lines Co Ltd	2,094

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
128,555		Lan Airlines S.A.	$1,810
3,225,635		Macquarie Airports	11,471
193,833	*	Malaysian Airline System BHD	286
2,100	*	Mesa Air Group, Inc	6
189,559	e*	Midwest Air Group, Inc	2,805
1,727,036	*	Northwest Airlines Corp	25,059
75,026	e*	PHI, Inc	2,327
153,913	e*	Pinnacle Airlines Corp	2,347
2,974,634		Qantas Airways Ltd	14,209
226,131	*	Republic Airways Holdings, Inc	4,430
122,517	*	Ryanair Holdings plc	829
10,800	e*	Ryanair Holdings plc (ADR)	426
2,825,220		SABMiller plc	79,634
28,187	*	SAS AB	362
809,199		Singapore Airlines Ltd	9,770
389,149		Skywest, Inc	10,449
3,279,374		Southwest Airlines Co	40,008
96	m,v*	Swissair Group	-	^
49,076		Tam S.A.	1,176
363,600		Thai Airways International PCL	424
2,000		Transmile Group BHD	2
696,814		Travelsky Technology Ltd	741
964,751	e	UAL Corp	34,403
584,383	*	US Airways Group, Inc	8,596
		TOTAL TRANSPORTATION BY AIR	567,847

TRANSPORTATION EQUIPMENT - 3.36%
134,379	e	A.O. Smith Corp	4,710
4,462,700		AAPICO Hitech PCL	1,457
206,392	*	AAR Corp	7,849
152,828	*	Accuride Corp	1,201
41,108	e*	Aerovironment, Inc	995
140,420	*	Aftermarket Technology Corp	3,828
800		Aisan Industry Co Ltd	10
800		Aker Yards AS	9
268,242	e	American Axle & Manufacturing Holdings, Inc	4,995
50,383	e	American Railcar Industries, Inc	970
141,151	e*	Amerigon, Inc	2,984
99,896	e	Arctic Cat, Inc	1,193
406,791	e	ArvinMeritor, Inc	4,772
2,972,486		Austal Ltd	7,412
890,156		Autoliv, Inc	46,920
20,342		Bajaj Auto Ltd	1,356
139,316		Bayerische Motoren Werke AG.	8,626
9,607		Bayerische Motoren Werke AG.	510
438,162	*	BE Aerospace, Inc	23,179
2,614		Beneteau S.A.	67
6,306,727		Boeing Co	551,586
1,999,464	*	Bombardier, Inc (Class B)	12,074
1,850,000	*	Brilliance China Automotive Holdings Ltd	413
390,345	e	Brunswick Corp	6,655
16,000	*	BW Offshore Ltd	67
956,058	e	Calsonic Kansei Corp	4,887

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
354,331		China Motor Corp	$267
284,057	e	Clarcor, Inc	10,786
927,067		Cobham plc	3,857
767		Compagnie Plastic-Omnium S.A.	41
158,492	e*	Comtech Group, Inc	2,553
97		Construcciones y Auxiliar de Ferrocarriles S.A.	39
3,022,140		Cosco Corp Singapore Ltd	12,135
67,931		Daewoo Shipbuilding & Marine Engineering Co Ltd	3,745
68,000		Daihatsu Motor Co Ltd	640
1,513,571		DaimlerChrysler AG.	147,159
17,259		DaimlerChrysler AG.	1,650
7,900	b,e*	Dana Corp	-	^
889,805		Denso Corp	36,479
4,186,000		Denway Motors Ltd	2,690
10,688		D'ieteren S.A.	3,844
22,073		Doosan Heavy Industries and Construction Co Ltd	2,971
383,800		DRB-Hicom BHD	185
16,608		Elbit Systems Ltd	995
317,895		Empresa Brasileira de Aeronautica S.A.	3,599
103,798	e	European Aeronautic Defence and Space Co	3,313
287		Faiveley S.A.	17
297,141	e	Federal Signal Corp	3,334
5,453,724		Fiat S.p.A.	141,133
337,387	e*	Fleetwood Enterprises, Inc	2,018
356,260	e*	Force Protection, Inc	1,667
15,395,140	e*	Ford Motor Co	103,609
91,898		Ford Otomotiv Sanayi A.S.	949
89,138	e	Freightcar America, Inc	3,120
900		Futaba Industrial Co Ltd	25
310,485	e*	GenCorp, Inc	3,620
2,484,684		General Dynamics Corp	221,112
2,361,389		General Motors Corp	58,775
53,787	e*	GenTek, Inc	1,574
760,340		Genuine Parts Co	35,204
94		Georg Fischer AG.	58
1,605,285		GKN plc	9,011
1,146,029		Goodpack Ltd	1,791
699,175		Goodrich Corp	49,369
81,425	e	Greenbrier Cos, Inc	1,813
131,712	e	Group 1 Automotive, Inc	3,128
1,176,819		Harley-Davidson, Inc	54,969
638,992		Harsco Corp	40,940
721,252	e*	Hayes Lemmerz International, Inc	3,296
135,014	e	Heico Corp	7,356
55,328		Hero Honda Motors Ltd	977
1,031,510	e	Hino Motors Ltd	6,713
2,709,303		Honda Motor Co Ltd	90,945
800,000		Hong Leong Asia Ltd	2,067
35,146		Hyundai Heavy Industries	16,615
8,801		Hyundai Mipo Dockyard	2,713
41,034		Hyundai Mobis	3,823
26,110		Hyundai Motor Co	960
115,169		Hyundai Motor Co	8,809

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
1,488,000		Isuzu Motors Ltd	$6,766
1,101,063		ITT Industries, Inc	72,714
218,022		Japan Tecseed Co Ltd	570
283,296		Jardine Cycle & Carriage Ltd	4,290
36,000		Jaya Holdings Ltd	48
141,237		JTEKT Corp	2,541
132,802		Kaman Corp	4,888
1,678,066		Kawasaki Heavy Industries Ltd	4,972
9,732,082		Keppel Corp Ltd	87,893
131,470	*	Kia Motors Corp	1,419
250		Kongsberg Automotive ASA	2
51,184		Lagardere S.C.A.	3,838
863		Leoni AG.	42
2,454,618		Lockheed Martin Corp	258,373
192,915		Magna International, Inc (Class A)	15,672
103,098		Mahindra & Mahindra Ltd	2,255
489,100		Malaysian Bulk Carriers BHD	660
148,102		MAN AG.	24,641
65,510		Maruti Udyog Ltd	1,653
300,000		Mazda Motor Corp	1,498
58,193	*	Miller Industries, Inc	797
1,047,000	e*	Mitsubishi Motors Corp	1,771
535,556		Mitsui Engineering & Shipbuilding Co Ltd	2,090
196,218	e	Monaco Coach Corp	1,742
228,193		MTU Aero Engines Holding AG.	13,345
5,368	*	Mundra Port and Special Economic Zone Ltd	173
471,000		Nabtesco Corp	7,496
96,047		NHK Spring Co Ltd	885
57,370	e	Noble International Ltd	936
1,662,329		Northrop Grumman Corp	130,726
297,622		Novatek Microelectronics Corp Ltd	1,138
536,687		NSK Ltd	5,602
434,919	*	Orbital Sciences Corp	10,664
351,784		Oshkosh Truck Corp	16,625
2,092,323		Paccar, Inc	113,990
1,799,452	*	Pactiv Corp	47,919
283,114		Peugeot S.A.	21,462
256,767	e	Polaris Industries, Inc	12,266
32,020		Porsche AG.	64,880
204,300		Proton Holdings BHD	227
2,899,397		Raytheon Co	175,993
468,042		Renault S.A.	66,384
23,841		Rieter Holding AG.	10,529
35,598,379	m,v*	Rolls-Royce Group plc	71
554,969		Rolls-Royce Group plc	6,032
131,413		Samsung Heavy Industries Co Ltd	5,644
12,000		Sanden Corp	62
1,043,287		Scania AB (B Shares)	24,859
5,337,423		SembCorp Marine Ltd	14,980
174,478		Shimano, Inc	6,325
2,779,729		Siemens AG.	442,419
4,599,935		Singapore Technologies Engineering Ltd	11,984
159,295	e	Spartan Motors, Inc	1,217

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
420,343	*	Spirit Aerosystems Holdings, Inc (Class A)	$14,502
74,693		Standard Motor Products, Inc	610
31,975		STX Shipbuilding Co Ltd	1,708
407,575		Sumitomo Precision Products Co Ltd	1,339
127,731	e	Superior Industries International, Inc	2,321
136,382		Tata Motors Ltd	2,567
261,222	*	Tenneco, Inc	6,810
385,378		Thales S.A.	22,960
242,845	e	Thor Industries, Inc	9,231
81,196		Tofas Turk Otomobil Fabrik	426
32,500		Tokai Rika Co Ltd	1,018
4,000		Topy Industries Ltd	11
42,183		Toyoda Gosei Co Ltd	1,499
375,835		Toyota Industries Corp	15,375
4,810,308		Toyota Motor Corp	260,075
44,323	*	TransDigm Group, Inc	2,002
38,307		Trelleborg AB (B Shares)	803
327,971	e	Trinity Industries, Inc	9,105
91,937	e	Triumph Group, Inc	7,571
187,445	*	TRW Automotive Holdings Corp	3,918
5,942,751		United Technologies Corp	454,858
5,060,000	*	Vietnam Manufacturing & Export Processing Holdings Ltd	2,375
719,723	e*	Visteon Corp	3,160
324,079		Volkswagen AG.	73,963
93,406		Volkswagen AG.	13,656
687,764		Volvo AB (A Shares)	11,493
1,442,932		Volvo AB (B Shares)	24,223
182,456	e	Wabash National Corp	1,403
151,000		Weichai Power Co Ltd	1,102
256,236		Westinghouse Air Brake Technologies Corp	8,825
169,096	e	Winnebago Industries, Inc	3,554
1,039,230		Yamaha Motor Co Ltd	25,163
430,131		Yulon Motor Co Ltd	412
12,070		Zodiac S.A.	772
		TOTAL TRANSPORTATION EQUIPMENT	4,521,961

TRANSPORTATION SERVICES - 0.19%
1,240		Aker ASA (A Shares)	77
287,946		All America Latina Logistica S.A.	3,727
79,953		Altadis S.A.	5,811
90,258	e	Ambassadors Group, Inc	1,653
35,692	e*	Ambassadors International, Inc	520
65,002		Arriva plc	1,029
933,925		CH Robinson Worldwide, Inc	50,544
2,548		Clarkson plc	52
450		D/S Norden	50
78,377	e*	Dynamex, Inc	2,121
884,821		Expeditors International Washington, Inc	39,534
2,285		Flight Centre Ltd	65
5,292		Freightways Ltd	15
226,639	e	GATX Corp	8,313
1,374		Go-Ahead Group plc	68
289,177	*	HUB Group, Inc (Class A)	7,686

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
874,000		Jiangsu Express	$953
1,300		Kintetsu World Express, Inc	45
867		Kuoni Reisen Holding	452
503,320	*	Lear Corp	13,922
1,664,625		MTR Corp	6,127
576,333		National Express Group plc	14,249
80,800	*	Orbitz Worldwide, Inc	687
321,448	e	Pacer International, Inc	4,693
1,052,600		PLUS Expressways BHD	1,044
154,479	e	Ship Finance International Ltd	4,281
1,318,000		Sinotrans Ltd	581
7,630		Stolt-Nielsen S.A.	228
171,000		Taiwan Navigation Co Ltd	299
880,475	e	Toll Holdings Ltd	8,852
500		Trancom Co Ltd	8
63,771	*	TUI AG.	1,784
3,558,433		UTI Worldwide, Inc	69,745
1,168,019		Zhejiang Expressway Co Ltd	1,869
		TOTAL TRANSPORTATION SERVICES	251,084

TRUCKING AND WAREHOUSING - 0.56%
131,279	e	Arkansas Best Corp	2,880
800		ASKUL Corp	21
125,919	e*	Celadon Group, Inc	1,153
720,841		Con-way, Inc	29,944
9,660,829		Deutsche Post AG.	332,070
929,962	e	DSV AS	20,377
168,112	e	Forward Air Corp	5,240
317,315	e	Heartland Express, Inc	4,499
1,300		Hitachi Transport System Ltd	14
391,780	e	J.B. Hunt Transport Services, Inc	10,794
396,602		Kamigumi Co Ltd	2,872
550,560		Landstar System, Inc	23,206
93,229	e*	Marten Transport Ltd	1,301
76,172	e	Mitsubishi Logistics Corp	855
872,598		Nippon Express Co Ltd	4,491
1,000		Nippon Konpo Unyu Soko Co Ltd	13
558		Norbert Dentressangle	58
160,784	e*	Old Dominion Freight Line	3,716
7,970	e*	Patriot Transportation Holding, Inc	735
91,332	*	Saia, Inc	1,215
13,000		Sankyu, Inc	71
50,947		Seino Holdings Corp	347
7,000		Sumitomo Warehouse Co Ltd	38
26,000		Tianjin Port Development Holdings Ltd	20
1,393,753		TNT NV	57,566
3,149,133		United Parcel Service, Inc (Class B)	222,707
38,969	e*	Universal Truckload Services, Inc	747
277,497	e	Werner Enterprises, Inc	4,726
8,626		Wincanton Plc	64
318,100		Yamato Transport Co Ltd	4,587
583,563	e*	YRC Worldwide, Inc	9,973
		TOTAL TRUCKING AND WAREHOUSING	746,300

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
WATER TRANSPORTATION - 0.34%
142		A P Moller - Maersk AS (Class A)	$1,506
187,439		Alexander & Baldwin, Inc	9,683
283,179	e*	American Commercial Lines, Inc	4,599
4,409		Anek Lines S.A.	15
980		AP Moller - Maersk AS (Class B)	10,453
360,000	e	Aries Maritime Transport Ltd	2,340
71,051	e	Arlington Tankers Ltd	1,572
1,880,545		Carnival Corp	83,665
73,892		Carnival plc	3,264
25,000		CH Offshore Ltd	14
2,385,300		China Shipping Container Lines Co Ltd	1,404
1,926,000		China Shipping Development Co Ltd	5,088
207,175		Compagnie Maritime Belge S.A.	17,947
251,609		Compania SudAmericana de Vapores S.A.	551
1,880,875		COSCO Holdings	5,198
496,693	e	D/S Torm AS	17,433
4,000		Daiichi Chuo Kisen Kaisha	21
210,000		Danaos Corp	5,546
114,547	e	Double Hull Tankers, Inc	1,402
235,430	e	Eagle Bulk Shipping, Inc	6,251
10,378		Euronav NV	366
4,542,222		Evergreen Marine Corp Tawain Ltd	4,145
2,070,000		Ezra Holdings Ltd	4,774
287		Forth Ports plc	11
223,213	e	Frontline Ltd	10,714
9,696	e	Frontline Ltd	466
104,471	e	Genco Shipping & Trading Ltd	5,721
139,326	e	General Maritime Corp	3,407
192,892	e	Golar LNG Ltd	4,267
3,300		Golar LNG Ltd	72
380,111		Grindrod Ltd	1,303
131,108	e*	Gulfmark Offshore, Inc	6,135
210,968	*	Hamburger Hafen und Logistik AG.	18,815
37,434		Hanjin Shipping Co Ltd	1,592
182,323	e	Horizon Lines, Inc (Class A)	3,399
144,765	e*	Hornbeck Offshore Services, Inc	6,507
29,830		Hyundai Merchant Marine Co Ltd	1,370
4,304,300		International Container Term Services, Inc	4,745
1,525		Israel Corp Ltd	1,608
1,156,305	e	Kawasaki Kisen Kaisha Ltd	11,365
250,819	*	Kirby Corp	11,658
92,400	e	Knightsbridge Tankers Ltd	2,231
4,683		Korea Line Corp	825
112,527		K-Sea Transportation Partners LP	4,039
89,896		Kuehne & Nagel International AG.	8,615
750,500		Malaysia International Shipping Corp BHD	2,247
8,432		Minoan Lines S.A.	60
1,868,020		Mitsui OSK Lines Ltd	23,845
324,579		Neptune Orient Lines Ltd	882
2,580,672		Nippon Yusen Kabushiki Kaisha	20,513
151,669	e	Nordic American Tanker Shipping	4,978

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
3,535		Odfjell ASA (B Shares)	$46
213,563	e*	Odyssey Marine Exploration, Inc	1,322
170,000	e	Omega Navigation Enterprises, Inc (Class A)	2,677
654,942		Orient Overseas International Ltd	4,846
146,985	e	Overseas Shipholding Group, Inc	10,940
2,432,000		Pacific Basin Shipping Ltd	3,924
214,800		Precious Shipping PCL	185
18,780		Premuda S.p.A.	45
1,594,133	e	Royal Caribbean Cruises Ltd	67,655
2,000		Shinwa Kaiun Kaisha Ltd	12
67		Ship Finance International Ltd	2
826,500		Shun TAK Holdings Ltd	1,300
737		Smit Internationale NV	75
28,755	e*	TBS International Ltd (Class A)	951
171,741	e	Teekay Corp	9,138
91,873	e*	Ultrapetrol Bahamas Ltd	1,563
489,000		U-Ming Marine Transport Corp	1,336
718,400		Wan Hai Lines Ltd	653
818,123		Yang Ming Marine Transport	633
		TOTAL WATER TRANSPORTATION	455,930

WHOLESALE TRADE-DURABLE GOODS - 0.58%
183,937		Agilysys, Inc	2,781
352,077,000	*	A-Max Holdings Ltd	4,741
308,526		Applied Industrial Technologies, Inc	8,953
447,387	e	Argo Graphics, Inc	5,366
1,309,858	*	Arrow Electronics, Inc	51,451
331,328		Assa Abloy AB (Class B)	6,652
15,196		Autobacs Seven Co Ltd	308
80	*	Azkoyen S.A.	1
211,900		Banpu PCL	2,592
254,775	e	Barnes Group, Inc	8,507
239,364	e*	Beacon Roofing Supply, Inc	2,015
15		BIC CAMERA INC	12
77,466	e*	BlueLinx Holdings, Inc	305
56,053	*	Boart Longyear Group	116
1,014		Bobst Group AG.	72
531,548		BorgWarner, Inc	25,732
8,194		BSS Group plc	63
25,648		Buhrmann NV	201
184,280	e	Building Material Holding Corp	1,019
190,262		Bunzl plc	2,687
74,762		Canon Marketing Japan, Inc	1,392
71,573		Castle (A.M.) & Co	1,946
3,070,000		China Communications Construction Co Ltd	8,052
1,187,000	*	China High Speed Transmission Equipment Group Co Ltd	3,166
647,000		China National Building Material Co Ltd	2,493
1,651,000	*	CMC Magnetics Corp	575
157,222	e*	Conceptus, Inc	3,025
162		Crane Group Ltd	2
2,750		Creative Technology Ltd	12
37,803		Dar Al Dawa Development & Investment Co Ltd	251
4,003		Debica	171

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
754		Demag Cranes AG.	$32
137,171	*	Digi International, Inc	1,947
66,082		Dimension Data Holdings plc	81
404,376		D-Link Corp	714
2,684,000		Dongfeng Motor Group Co Ltd	1,893
164,270	e*	Drew Industries, Inc	4,501
635,028		Electrocomponents plc	2,636
745,462		Energy Support Corp	1,315
290,472		Finning International, Inc	8,435
1,007,759	*	Fortescue Metals Group Ltd	6,637
372		Frigoglass S.A.	14
352,929	e*	Genesis Microchip, Inc	3,025
232,000		GeoVision, Inc	2,139
357,000		Gigabyte Technology Co Ltd	231
37,733	e*	Glu Mobile, Inc	197
113,613	e	Hagemeyer NV	777
51,985	e*	Hansen Medical, Inc	1,556
7,143		Headlam Group Plc	61
1,600		Hitachi Software Engineering Co Ltd	30
89,715	e	Houston Wire & Cable Co	1,269
650,251	e	IKON Office Solutions, Inc	8,466
123,037		Imperial Holdings Ltd	1,879
1,942		IMS-Intl Metal Service	74
1,200		Inaba Denki Sangyo Co Ltd	43
788,088	*	Ingram Micro, Inc (Class A)	14,217
220,800		Inner Mongolia Yitai Coal Co	2,131
287,814	*	Insight Enterprises, Inc	5,250
163,951	*	Interline Brands, Inc	3,592
119,983		JD Group Ltd	895
10,000	*	Kanematsu Corp	15
13,137		KCC Corp	7,396
96,692		Kingspan Group plc	1,463
562,696		Kloeckner & Co AG.	22,624
322,547	e	Knight Transportation, Inc	4,777
2,900		Kuroda Electric Co Ltd	41
28,886	e	Lawson Products, Inc	1,095
75,700		Lewis Group Ltd	509
21,406		LG International Corp	508
3,000		Lindab International AB	68
562,346	e*	LKQ Corp	11,821
178,662	e	Martin Marietta Materials, Inc	23,691
2,996,529		Mitsubishi Corp	82,078
45,545	e*	MWI Veterinary Supply, Inc	1,822
588		Mytilineos Holdings S.A.	12
26		NET One Systems Co Ltd	29
3,182,996		Nissan Motor Co Ltd	35,045
56,850		Orascom Construction Industries	5,897
228,411		Owens & Minor, Inc	9,692
4,731,000		Pan-United Corp Ltd	2,564
964,441	*	Patterson Cos, Inc	32,743
239,240	e	PEP Boys-Manny Moe & Jack	2,747
506,011		Phoenix Precision Technology Corp	429
13,462		Polska Grupa Farmaceutyczna S.A.	488

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
209,089	e	Pool Corp	$4,146
22,933	*	Prysmian S.p.A.	566
488,415	e*	PSS World Medical, Inc	9,558
3,723,334		PT Astra International Tbk	10,822
294,229		Rautaruukki Oyj	12,755
520,490		Reliance Steel & Aluminum Co	28,211
131,416	*	Renovo Group plc	351
4,300	e	Rockwool International AS (B Shares)	1,002
20,000		Sagami Railway Co Ltd	70
319,353		Schneider Electric S.A.	43,273
83,693	*	Securitas Direct AB (B Shares)	335
76,747		Securitas Systems AB (B Shares)	273
3,300		Shinko Shoji Co Ltd	37
4,000		Shinsho Corp	13
3,883		SIG Plc	58
1,700,228	*	Sime Darby BHD	6,118
641,681	e	Sims Group Ltd	15,128
35,710	*	SK Networks Co Ltd	857
204,253	*	Solera Holdings, Inc	5,061
710,766		Steinhoff International Holdings Ltd	2,018
3,000		Sumikin Bussan Corp	11
3,317,256	e	Sumitomo Corp	47,124
230,058	*	Tech Data Corp	8,678
19,708,799		Test-Rite International Co	11,697
46,700		TMK OAO (GDR)	2,102
123,803	e*	TomoTherapy, Inc	2,422
1,022,000		TPV Technology Ltd	742
215,675	e*	Tyler Technologies, Inc	2,780
197,500	e	Ulvac, Inc	8,981
2,615,400		UMW Holdings BHD	12,338
314,695		W.W. Grainger, Inc	27,542
223,986	e*	WESCO International, Inc	8,879
203,639	*	Wesfarmers Ltd	7,277
694,363		Wesfarmers Ltd	24,692
87,890	e*	West Marine, Inc	789
437,858		Wolseley plc	6,467
		TOTAL WHOLESALE TRADE-DURABLE GOODS	779,423

WHOLESALE TRADE-NONDURABLE GOODS - 0.84%
443,640		Airgas, Inc	23,118
260,008	e*	Akorn, Inc	1,908
10,281,000	*	Alliance Global Group, Inc	1,395
664,404	*	Alliance One International, Inc	2,704
295,904	e*	Allscripts Healthcare Solutions, Inc	5,746
410,666	e	Altana AG.	9,997
87,508	e	Andersons, Inc	3,920
1,100		AOC Holdings, Inc	16
46,523		Axfood AB	1,875
405,843	e*	Bare Escentuals, Inc	9,842
874	*	Baron de Ley	63
144,228	e*	Beijing Med-Pharm Corp	1,584
184,951		Bidvest Group Ltd	3,261
279,068	e	Billabong International Ltd	3,631

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
312,809		Brown-Forman Corp (Class B)	$23,182
282,880		C&C Group plc	1,696
1,952,291		Cardinal Health, Inc	112,745
88,284		Casino Guichard Perrachon S.A.	9,602
82,833		Celesio AG.	5,147
185,366	e*	Central European Distribution Corp	10,766
1,142,000		China BlueChemical Ltd	738
716,000		China Mengniu Dairy Co Ltd	2,626
854,000		China Resources Enterprise	3,669
339,858		Controladora Comercial Mexicana S.A. de C.V.	853
51,083	e*	Core-Mark Holding Co, Inc	1,467
664,000		Dalian Port PDA Co Ltd	507
7,933		DC Chemical Co Ltd	2,127
1,121,951		Dean Foods Co	29,014
2,860		Delek Group Ltd	646
23,912		DS Smith plc	100
337,779		Empresas COPEC S.A.	6,037
759,080	*	Endo Pharmaceuticals Holdings, Inc	20,245
2,461,275		Esprit Holdings Ltd	36,616
2,486,677		Foster's Group Ltd	14,301
161,981	e*	Fresh Del Monte Produce, Inc	5,439
15,789		Fyffes plc	22
131		Galenica AG.	57
3,520,698		Gazprom (ADR)	199,624
400,000		GIIR, Inc	4,807
149,749	*	Gildan Activewear, Inc	6,212
92,406	e*	Green Mountain Coffee Roasters, Inc	3,761
236,512	e*	Hain Celestial Group, Inc	7,568
7,000		Hanwa Co Ltd	29
93,023		Hanwha Corp	7,036
507,708	*	Henry Schein, Inc	31,173
385,031		Herbalife Ltd	15,509
703,489	e	Idearc, Inc	12,353
13,473,500		IRPC PCL	2,540
1,400		Itochu Enex Co Ltd	9
6,000		Iwatani International Corp	17
208,534	*	JBS S.A.	703
3,600		Kato Sangyo Co Ltd	43
69,104	e	Kenneth Cole Productions, Inc (Class A)	1,209
1,328		Koninklijke Vopak NV	75
151,707	e	K-Swiss, Inc (Class A)	2,746
123,955		KT&G Corp	10,554
16,103		LG Fashion Corp	518
2,031,963		Li & Fung Ltd	8,209
139,191	*	LSB Industries, Inc	3,928
238,000	e	Macquarie Infrastructure Co LLC	9,646
4,911,359		Marubeni Corp	34,863
181,842		Massmart Holdings Ltd	1,916
19,676	e*	Maui Land & Pineapple Co, Inc	573
339,457		Men's Wearhouse, Inc	9,159
202,996		Metro, Inc (Class A)	5,420
211,880		Myers Industries, Inc	3,066
85,957	e	Nash Finch Co	3,033

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
2,162,241		Nippon Oil Corp	$17,594
278,782		Nu Skin Enterprises, Inc (Class A)	4,580
82,566	e*	Nuco2, Inc	2,056
305,737		Oriflame Cosmetics S.A.	19,537
51,200		Pakistan State Oil Co Ltd	338
69,613	e*	Perry Ellis International, Inc	1,071
68		Pescanova S.A.	4
279,300		Petronas Dagangan BHD	731
130		Point, Inc	7
68,000		Prime Success International Group Ltd	50
908,500		PT Unilever Indonesia Tbk	653
505,212		Reliance Industries Ltd	36,950
11,107		Samsung Fine Chemicals Co Ltd	522
201,400		San Miguel Corp (Class B)	290
48,900		San-A Co Ltd	1,479
134,851	e*	School Specialty, Inc	4,659
175,000		Siam Makro PCL	514
2,700,000	e	Sigma Pharmaceuticals Ltd	3,781
268,987	e*	Source Interlink Cos, Inc	775
183,685		Spar Group Ltd	1,621
127,707		Spartan Stores, Inc	2,918
94,634		Suzano Papel e Celulose S.A.	1,542
114,804		Suzuken Co Ltd	4,100
5,351	e*	Synutra International, Inc	162
3,748,743		Sysco Corp	116,998
639,321	e*	Terra Industries, Inc	30,534
855,000		Thai Union Frozen Products PCL	571
116,415		Tiger Brands Ltd	2,862
1,500		Toho Pharmaceutical Co Ltd	29
146,274	e*	Tractor Supply Co	5,257
258,000		Tsingtao Brewery Co Ltd	867
2,269,510	e	Unilever NV	83,451
265,000		Unilever NV	9,662
2,136,940		Uni-President Enterprises Corp	2,892
235,484	e*	United Natural Foods, Inc	7,470
28,510		United Spirits Ltd	1,446
200,790	e*	United Stationers, Inc	9,278
45,998	e	Valhi, Inc	733
227		Vilmorin & Cie	36
267,210		Vina Concha Y Toro S.A.	558
74,824	e*	Volcom, Inc	1,648
12,300	e	Wimm-Bill-Dann Foods OJSC (ADR)	1,612
144,267	*	Zep Inc	2,001
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,126,800

		TOTAL COMMON STOCKS	133,952,251
		(Cost $117,604,998)
WARRANTS - 0.00%**
COMMUNICATIONS - 0.00%**
74,159	v*	Lucent Technologies, Inc (Expires 1/16/08)	-	^
		TOTAL COMMUNICATIONS	-	^

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
DEPOSITORY INSTITUTIONS - 0.00%**
4,675,358	*	Bank of Ayudhya Pcl (Expires 9/3/08)			$1,943
		TOTAL DEPOSITORY INSTITUTIONS			1,943

GENERAL BUILDING CONTRACTORS - 0.00%**
206,958	*	China Overseas Land & Investment Ltd (Expires 8/27/08)			113
		TOTAL GENERAL BUILDING CONTRACTORS			113

HOTELS AND OTHER LODGING PLACES - 0.00%**
1,397,640	*	Minor International plc (Expires 3/29/08)			494
		TOTAL HOTELS AND OTHER LODGING PLACES			494

LUMBER AND WOOD PRODUCTS - 0.00%**
180,753	*	Goodpack Ltd (Expires 7/16/09)			63
		TOTAL LUMBER AND WOOD PRODUCTS			63

NONDEPOSITORY INSTITUTIONS - 0.00%**
27,401	m,v*	Imperial Credit Industries (Expires 1/31/08)			-	^
		TOTAL NONDEPOSITORY INSTITUTIONS			-	^

REAL ESTATE - 0.00%**
196,459	*	Cheuk Nang Holdings Ltd (Expires 4/30/08)			40
		TOTAL REAL ESTATE			40

		TOTAL WARRANTS			2,653
		(Cost $845)

PRINCIPAL
SHORT-TERM INVESTMENTS - 0.29%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.12%
$ 133,900,000		Federal Home Loan Bank (FHLB)	0.000%	01/02/08	133,900
33,300,000		(FHLB)	0.000	01/09/08	33,275

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			167,175

VARIABLE NOTES - 0.17%
50,000,000	g,i	Beta Finance, Inc	4.325	07/16/08	49,649
50,000,000	g,i	Harrier Finance Funding US LLC	4.932	02/21/08	49,938
25,000,000	g,i	Links Finance LLC	5.213	01/11/08	24,993
50,000,000	g,i	Sedna Finance, Inc	4.323	01/11/08	49,985
50,000,000	g,i	Sigma Finance, Inc	4.333	07/15/08	49,446
		TOTAL VARIABLE NOTES			224,011

		TOTAL SHORT-TERM INVESTMENTS			391,186
		(Cost $392,152)

INVESTMENT OF COLLATERAL FOR SECURITIES LOANED - 4.44%

CERTIFICATE OF DEPOSITS - 1.23%
		ABN Amro Bank NV Chicago			115,193
		ABN Amro Bank NV Chicago			119,885

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
		Allied Irish Banks plc	$140,092
		Barclays Bank plc	84,986
		Calyon New York	169,867
		Citibank	140,866
		Citibank	99,917
		HBOS plc	100,177
		Landesbank Baden	127,083
		Royal Bank of Scotland plc	85,043
		Royal Bank of Scotland plc	49,959
		Svenska Handelsbanken	119,892
		UBS AG.	100,167
		UBS AG.	150,017
		Westpac Banking Corp	49,947
		TOTAL CERTIFICATE OF DEPOSITS	1,653,091

COMMERCIAL PAPER - 0.53%
		Alliance & Leicester plc	167,897
		Alliance & Leicester plc	88,861
		Bank of America Corp	99,019
		Bank of America Corp	84,431
		Banco Santander Central Hispano S.A.	174,936
		Societe Generale North America, Inc	99,109
		TOTAL COMMERCIAL PAPER	714,253

REPURCHASE AGREEMENTS - 0.67%
		Deutsche Bank	108,279
		Deutsche Bank	235,000
		Deutsche Bank	41,733
		Lehman Brothers	332,000
		Merrill Lynch & Co, Inc	183,000
		TOTAL REPURCHASE AGREEMENTS	900,012
VARIABLE NOTES - 2.01%
	g,i	ARG Funding Corp	20,657
	i	American Express Credit Account Master Trust	24,861
	g,i	American Express Credit Account Master Trust	81,356
	i	American Express Credit Account Master Trust	57,858
	i	Bank of Americal Credit Card Trust	84,353
	i	Bank of Americal Credit Card Trust	63,460
	i	Bank One Issuance Trust	24,835
	i	Brunel Residential Mortgage Securistisation plc	50,627
	i	Capital One Multi-Asset Execution Trust	12,975
	i	Capital One Multi-Asset Execution Trust	13,972
	i	Capital One Multi-Asset Execution Trust	43,239
	i	Capital One Multi-Asset Execution Trust	168,839
	i	Chase Issuance Trust	31,728
	i	Chase Issuance Trust	16,857
	i	Chase Issuance Trust	50,365
	i	Chase Issuance Trust	101,954
	i	Citibank Credit Card Issuance Trust	110,011
	i	Discover Card Master Trust	15,964
	i	Discover Card Master Trust	67,755
	i	Discover Card Master Trust	84,398
	i	Discover Card Master Trust	16,880

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

			VALUE
SHARES			(000)
	i	Discover Card Master Trust	$15,898
	i	Discover Card Master Trust	7,947
	i	GE Dealer Floorplan Master Note Trust	39,709
	i	GE Equipment Midticket LLC	39,000
	i	General Electric Capital Corp	20,897
	i	General Electric Capital Corp	20,452
	i	General Electric Capital Corp	110,289
	i	General Electric Capital Corp	49,986
	i	General Electric Capital Corp	16,954
	i	Granite Master Issuer plc	42,117
	i	Granite Master Issuer plc	33,707
	i	JP Morgan Chase & Co	127,584
	i	JP Morgan Chase & Co	99,602
	i	Medallion Trust	18,787
	i	Nelnet Student Loan Trust	72,941
	g,i	Nelnet Student Loan Trust	52,281
	g,i	Nelnet Student Loan Trust	44,648
	i	Permanent Master Issuer plc	130,113
	i	Permanent Financing plc	92,126
	i	Permanent Financing plc	24,765
	g,i	Puma Finance Limited	49,850
	i	SLM Student Loan Trust	52,835
	i	SLM Student Loan Trust	164,932
	i	Wachovia Student Loan Trust	68,928
	i	Wachovia Corp	54,463
	i	Wells Fargo & Co	41,903
	i	Wells Fargo & Co	67,602
		TOTAL VARIABLE NOTES	2,703,260

		TOTAL INVESTMENT OF COLLATERAL FOR SECURITIES LOANED	5,970,616
		(Cost $5,970,616)

		TOTAL PORTFOLIO - 104.40%	140,478,743
		(Cost $124,145,360)
		OTHER ASSETS & LIABILITIES, NET - (4.40%)	(5,918,873)
		NET ASSETS - 100.00%	$134,559,870

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	LP	Limited Partnership
	plc	Public Limited Company
	SPDR	Standard & Poor's Depository Receipt

COLLEGE RETIREMENT EQUITIES FUND - Stock Account

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
a	Affiliated Holding.
b	In bankruptcy.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2007, the value of these securities amounted to $541,845,804 or 0.40% of net assets.
i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2007.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

COLLEGE RETIREMENT EQUITIES FUND
GLOBAL EQUITIES ACCOUNT
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			VALUE
SHARES			(000)

PREFERRED STOCKS - 0.00%**

ELECTRIC, GAS, AND SANITARY SERVICES - 0.00%**
158,300		BBI EPS Ltd	$118
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	118

INSTRUMENTS AND RELATED PRODUCTS - 0.00%**
1,100		Fresenius SE	91
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	91

REAL ESTATE - 0.00%**
10,195,901	m,v*	Ayala Land, Inc	25
		TOTAL REAL ESTATE	25

		TOTAL PREFERRED STOCKS	234
		(Cost $ 376)

COMMON STOCKS - 99.02%

AGRICULTURAL SERVICES - 0.01%
52,941		Yara International ASA	2,452
		TOTAL AGRICULTURAL SERVICES	2,452

AMUSEMENT AND RECREATION SERVICES - 0.92%
183,551	*	Activision, Inc	5,451
326,389	e	Aristocrat Leisure Ltd	3,224
5,235	*	bwin Interactive Entertainment	204
6,128,000		Dore Holdings Ltd	1,415
49,083		Harrah's Entertainment, Inc	4,356
163,489		Ladbrokes plc	1,052
8,339,000		Leisure & Resorts World Corp	449
17,653	e	Lottomatica S.p.A.	646
795,459	*	Melco PBL Entertainment Macau Ltd (ADR)	9,195
8,862,000		NagaCorp Ltd	2,898
153,168		Nintendo Co Ltd	91,724
58,207		OPAP S.A.	2,333
11,801	e	Oriental Land Co Ltd	712
11,765		Paddy Power plc	387
240,985		PartyGaming plc	139
598,348	e	Publishing & Broadcasting Ltd	2,207
93,988		Rank Group plc	171
2,352,300		Resorts World BHD	2,760
2,700,000	*	Rexcapital Financial Holdings Ltd	516
77		Round One Corp	154
46,844		Sega Sammy Holdings, Inc	584
101,231		Sky City Entertainment Group Ltd	358
124,038	e	TABCORP Holdings Ltd	1,610

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
242,560	e	Tattersall's Ltd	$850
803,904		Walt Disney Co	25,950
91,853		William Hill plc	959
		TOTAL AMUSEMENT AND RECREATION SERVICES	160,304

APPAREL AND ACCESSORY STORES - 0.40%
31,972		Abercrombie & Fitch Co (Class A)	2,557
92,400	*	Aeropostale, Inc	2,448
51,980		American Eagle Outfitters, Inc	1,080
12,828		Aoyama Trading Co Ltd	334
415,000		Belle International Holdings Ltd	627
114,346		Burberry Group plc	1,296
10,812	*	Chico's FAS, Inc	98
12,594		Fast Retailing Co Ltd	899
9,765		Foot Locker, Inc	133
996,896		Gap, Inc	21,214
302,061		Giordano International Ltd	145
26,086	*	Hanesbrands, Inc	709
289,889		Hennes & Mauritz AB (B Shares)	17,649
57,016		Inditex S.A.	3,503
532,856		Just Group Ltd	2,176
176,042	*	Kohl's Corp	8,063
93,316		Limited Brands, Inc	1,766
40,300		Nordstrom, Inc	1,480
761,000		Ports Design Ltd	2,655
36,605		Ross Stores, Inc	936
		TOTAL APPAREL AND ACCESSORY STORES	69,768

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
386,200		Asics Corp	5,566
758		Benetton Group S.p.A.	13
28,000		C C Land Holdings Ltd	41
40,737		Gunze Ltd	180
6,856	e	Jones Apparel Group, Inc	110
26,182	e	Liz Claiborne, Inc	533
128,495		Mitsubishi Rayon Co Ltd	624
270,636		Nisshinbo Industries, Inc	3,312
30,152		Onward Kashiyama Co Ltd	309
38,638		Polo Ralph Lauren Corp	2,387
5,026		Shimamura Co Ltd	429
24,920		Toyobo Co Ltd	51
32,278		VF Corp	2,216
22,627	e	Wacoal Holdings Corp	296
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,067

AUTO REPAIR, SERVICES AND PARKING - 0.06%
100,342		Aisin Seiki Co Ltd	4,186
31,700	*	Hertz Global Holdings, Inc	504
25,351		NOK Corp	539
3,618	e	Park24 Co Ltd	28
118,050		Standard Chartered plc	4,390
38,602		Sumitomo Rubber Industries, Inc	345
		TOTAL AUTO REPAIR, SERVICES AND PARKING	9,992

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.12%
27,760		Advance Auto Parts	$1,055
39,972	*	Autonation, Inc	626
26,653	*	Autozone, Inc	3,196
35,623		Canadian Tire Corp (Class A)	2,678
55,824	e*	Carmax, Inc	1,102
8,000		Fuji Heavy Industries Ltd	37
114,901		Inchcape plc	866
395,896		Suzuki Motor Corp	11,943
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	21,503

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.20%
33,953	e	Fastenal Co	1,372
14,048		Grafton Group plc	111
686,732		Home Depot, Inc	18,501
608,901		Kingfisher plc	1,765
486,696		Lowe's Cos, Inc	11,009
52,441	*	RONA, Inc	906
30,170		Travis Perkins plc	723
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	34,387

BUSINESS SERVICES - 4.42%
399,512		Accenture Ltd (Class A)	14,394
47	e*	Access Co Ltd	215
7,184	e	Acciona S.A.	2,278
19,969		Acxiom Corp	234
34,429		Adecco S.A.	1,863
759,625	*	Adobe Systems, Inc	32,459
51,909		Aegis Group plc	121
202,616	*	Affiliated Computer Services, Inc (Class A)	9,138
41,063		Aggreko plc	436
54,332	*	Akamai Technologies, Inc	1,880
15,300	e*	Alliance Data Systems Corp	1,147
7,086	e	Asatsu-DK, Inc	199
17,873	*	Atos Origin S.A.	924
96,942	*	Autodesk, Inc	4,824
305,095		Automatic Data Processing, Inc	13,586
73,909		Autostrade S.p.A.	2,802
6,696	*	Avis Budget Group, Inc	87
242,098	*	BEA Systems, Inc	3,820
184,741	*	BMC Software, Inc	6,584
25,088	*	Business Objects S.A.	1,533
152,773		CA, Inc	3,812
72,376	*	Cadence Design Systems, Inc	1,231
165,100	e	Capcom Co Ltd	4,219
281,838	*	CGI Group, Inc (Class A)	3,310
28,816	*	ChoicePoint, Inc	1,050
62,200	e	Cintra Concesiones de Infraestructuras de Transporte S.A.	939
46,846	*	Citrix Systems, Inc	1,781
75,994	*	Cognizant Technology Solutions Corp (Class A)	2,579
40,353	*	Cognos, Inc	2,335
304,725	*	Computer Sciences Corp	15,075

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
698,489		Computershare Ltd	$6,059
338,553	*	Compuware Corp	3,006
3,600	*	Convergys Corp	59
14,794		CSK Holdings Corp	479
127,278		Ctrip.com International Ltd (ADR)	7,315
14,931		Dassault Systemes S.A.	884
48,000		Deluxe Corp	1,579
361		Dena Co Ltd	1,745
461		Dentsu, Inc	1,221
26,808	e*	DST Systems, Inc	2,213
138,000	e*	DynCorp International, Inc (Class A)	3,709
280		eAccess Ltd	174
397,255	*	eBay, Inc	13,185
82,321	*	Electronic Arts, Inc	4,808
254,828		Electronic Data Systems Corp	5,283
22,908	e*	Elpida Memory, Inc	796
52,641		Equifax, Inc	1,914
166,540	*	Expedia, Inc	5,266
279,452		Experian Group Ltd	2,208
50,840		Fidelity National Information Services, Inc	2,114
43,140	*	Fiserv, Inc	2,394
143,703	e*	Focus Media Holding Ltd (ADR)	8,164
6,387	e	FUJI SOFT, Inc	101
448,406		Fujitsu Ltd	3,022
3,106	*	Getty Images, Inc	90
268	e	Goodwill Group, Inc	35
113,752	*	Google, Inc (Class A)	78,657
299,294		Group 4 Securicor plc	1,458
2,059		Gruppo Editoriale L'Espresso S.p.A.	9
5,655		Hakuhodo DY Holdings, Inc	314
377,264		Hays plc	867
5,170		IFIL - Investments S.p.A.	49
51,697		IMS Health, Inc	1,191
36,483		Indra Sistemas S.A.	991
485	e	Internet Initiative Japan, Inc	1,941
122,366	*	Interpublic Group of Cos, Inc	992
117,457	*	Intuit, Inc	3,713
48,457	e*	Iron Mountain, Inc	1,794
1,891		JC Decaux S.A.	74
146,259		JSR Corp	3,777
130,284	*	Juniper Networks, Inc	4,325
50,000	*	Kinetic Concepts, Inc	2,678
216	e*	KK DaVinci Advisors	191
22,088	e	Konami Corp	724
20,914	e	Lamar Advertising Co (Class A)	1,005
396,484		LogicaCMG plc	929
82,133	e*	Longtop Financial Technologies Ltd (ADR)	1,945
30,044		Manpower, Inc	1,710
22,500	e	Mastercard, Inc (Class A)	4,842
107,800	*	McAfee, Inc	4,043
7,502		Meitec Corp	226
20,482		Michael Page International plc	117
4,446,516		Microsoft Corp	158,296

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
118,094		Misys plc	$434
9,410		Mitsubishi UFJ Lease & Finance Co Ltd	313
30,787	*	Monster Worldwide, Inc	998
25,987	*	NAVTEQ Corp	1,965
488,328		NEC Corp	2,251
170,710		Nomura Research Institute Ltd	5,623
262,000	*	Novell, Inc	1,800
1,623	e	NTT Data Corp	7,220
1,567		Obic Co Ltd	290
120,258		Omnicom Group, Inc	5,716
17,234	*	Open Text Corp	548
2,607,159	*	Oracle Corp	58,870
8,903	e	Oracle Corp Japan	393
3,400		Otsuka Corp	292
13,036	e	Promotora de Informaciones S.A.	245
27,417		Public Power Corp	1,443
957,692		Publicis Groupe S.A.	37,497
26,419		Rakuten, Inc	13,007
14,787	e	Randstad Holdings NV	584
13,400		Ritchie Bros Auctioneers, Inc	1,119
41,519		Robert Half International, Inc	1,123
338,262		Sage Group plc	1,549
18,100	*	Salesforce.com, Inc	1,135
414,015		SAP AG.	21,507
50,713		Secom Co Ltd	2,774
87,489		Securitas AB (B Shares)	1,218
1,213		SGS S.A.	1,445
319,087		Singapore Post Ltd	248
5,559	e	Societe Des Autoroutes Paris-Rhin-Rhone	545
178,210	e	Softbank Corp	3,685
47,673,611	e	Solomon Systech International Ltd	4,035
649		So-net Entertainment Corp	1,871
120,400		Square Enix Co Ltd	3,686
453,578	*	Sun Microsystems Inc	8,223
176,100	*	Symantec Corp	2,842
92,591	*	Synopsys, Inc	2,401
206,400		Tencent Holdings Ltd	1,563
18,015	e	Tietoenator Oyj	405
7,726		TIS, Inc	134
24,351		Trend Micro, Inc	872
20,589	*	Unisys Corp	97
5,532		USS Co Ltd	344
87,023	*	VeriSign, Inc	3,273
21,734	e*	VMware, Inc (Class A)	1,847
422,746		Waste Management, Inc	13,811
3,771,385		WPP Group plc	48,572
3,567		Yahoo! Japan Corp	1,596
439,057	*	Yahoo!, Inc	10,213
		TOTAL BUSINESS SERVICES	771,158

CHEMICALS AND ALLIED PRODUCTS - 8.84%
989,198		Abbott Laboratories	55,543
18,742	*	Actelion Ltd	862

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
61,539	*	Agrium, Inc	$4,469
259,520		Air Liquide	38,622
163,757		Air Products & Chemicals, Inc	16,151
302,000		Air Water, Inc	3,055
889,363		Akzo Nobel NV	71,243
6,583		Alfresa Holdings Corp	397
469,733	*	Amgen, Inc	21,814
287,093		Asahi Kasei Corp	1,912
117,583		Astellas Pharma, Inc	5,126
245,044		AstraZeneca plc	10,556
146,000		AstraZeneca plc (ADR)	6,252
25,493		Avery Dennison Corp	1,355
115,576		Avon Products, Inc	4,569
19,800	*	Barr Pharmaceuticals, Inc	1,051
160,051		BASF AG.	23,730
22,813		Beiersdorf AG.	1,768
210,232	*	Biogen Idec, Inc	11,966
67,281	e*	Biovail Corp International	911
824,679		Bristol-Myers Squibb Co	21,870
109,800		Celanese Corp (Series A)	4,647
17,145	*	Cephalon, Inc	1,230
47,500		CF Industries Holdings, Inc	5,228
17,228	*	Charles River Laboratories International, Inc	1,134
5,326		Christian Dior S.A.	700
66,464		Chugai Pharmaceutical Co Ltd	952
18,466		Ciba Specialty Chemicals AG.	856
14,149		Clariant AG.	132
54,758		Clorox Co	3,569
361,234		Colgate-Palmolive Co	28,162
453,259		CSL Ltd	14,471
205,000		Cytec Industries, Inc	12,624
60,630		Daicel Chemical Industries Ltd	364
168,379		Daiichi Sankyo Co Ltd	5,185
148,010		Dainippon Ink and Chemicals, Inc	742
2,000		Dainippon Sumitomo Pharma Co Ltd	15
344,776		Dow Chemical Co	13,591
295,376	e	DSM NV	13,962
479,421		Du Pont (E.I.) de Nemours & Co	21,138
24,400		Eastman Chemical Co	1,491
49,042		Ecolab, Inc	2,511
60,770		Eisai Co Ltd	2,393
98,715	*	Elan Corp plc	2,135
22,700	*	Elan Corp plc (ADR)	499
270,339		Eli Lilly & Co	14,433
30,420		Estee Lauder Cos (Class A)	1,327
64,200		FMC Corp	3,502
44,100	*	Forest Laboratories, Inc	1,607
600,000		Formosa Plastics Corp	1,685
576,548	*	Genentech, Inc	38,669
95,262	*	Genzyme Corp	7,091
549,254	*	Gilead Sciences, Inc	25,271
1,801,610		GlaxoSmithKline plc	45,869
12,335		H Lundbeck AS	334

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
110,000		Hanwha Chemical Corp	$2,174
17,304		Haw Par Corp Ltd	85
46,453		Henkel KGaA	2,610
55,502	*	Hospira, Inc	2,367
30,200		Huntsman Corp	776
315,389	v	Imperial Chemical Industries plc	4,188
66,409		Incitec Pivot Ltd	6,828
20,874		International Flavors & Fragrances, Inc	1,005
81,117	e*	Inverness Medical Innovations, Inc	4,557
70,373	*	Invitrogen Corp	6,574
7,255		K+S AG.	1,726
49,480		Kansai Paint Co Ltd	358
125,757		Kao Corp	3,782
701,500	e*	Keryx Biopharmaceuticals, Inc	5,893
636,807		Kingboard Chemical Holdings Ltd	3,789
7,083	e	Kose Corp	189
86,087		Kuraray Co Ltd	1,047
187,736		Kyowa Hakko Kogyo Co Ltd	2,006
24,025		LG Chem Ltd	2,300
31,535		Linde AG.	4,170
11,650		Lonza Group AG.	1,414
94,309		L'Oreal S.A.	13,510
33,200		Lubrizol Corp	1,798
33,912		Mediceo Paltac Holdings Co Ltd	502
1,919,801		Merck & Co, Inc	111,560
16,874		Merck KGaA	2,178
46,706		Methanex Corp	1,304
84,631	*	Millennium Pharmaceuticals, Inc	1,268
278,494		Mitsubishi Chemical Holdings Corp	2,139
91,445		Mitsubishi Gas Chemical Co, Inc	900
1,002,709		Mitsui & Co Ltd	21,227
179,478		Monsanto Co	20,046
32,600	*	Mosaic Co	3,075
845,001	e*	Mylan Laboratories, Inc	11,881
800,000		Nan Ya Plastics Corp	2,121
33,792		Nippon Kayaku Co Ltd	221
28,572		Nippon Shokubai Co Ltd	275
33,455		Nissan Chemical Industries Ltd	438
37,757		Nova Chemicals Corp	1,235
1,616,981		Novartis AG.	88,694
62,000		Novartis AG. (ADR)	3,367
127,484		Novo Nordisk AS (Class B)	8,374
12,011		Novozymes AS (B Shares)	1,371
176,869		Nufarm Ltd	2,201
5,321		Omega Pharma S.A.	371
1,300		Ono Pharmaceutical Co Ltd	61
21,535		Orion Oyj (Class B)	505
28,889	*	PDL BioPharma, Inc	506
36,000		Perrigo Co	1,260
3,020,915		Pfizer, Inc	68,665
2,009	e*	PharMerica Corp	28
127,343		PPG Industries, Inc	8,943
215,623		Praxair, Inc	19,128

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,326,067		Procter & Gamble Co	$97,360
260,440		Ranbaxy Laboratories Ltd	2,812
695,373		Reckitt Benckiser Group plc	40,336
511,096		Roche Holding AG.	88,301
113,888		Rohm & Haas Co	6,044
267,343		Sanofi-Aventis	24,617
17,465		Santen Pharmaceutical Co Ltd	432
531,100		Schering-Plough Corp	14,148
80,798		Sherwin-Williams Co	4,690
293,247		Shin-Etsu Chemical Co Ltd	18,427
70,073		Shionogi & Co Ltd	1,239
54,489		Shire plc	1,246
81,148		Shiseido Co Ltd	1,921
260,826		Showa Denko KK	934
102,874		Sigma-Aldrich Corp	5,617
4,281,585	e	Sinochem Hong Kong Holding Ltd	3,997
16,581		Solvay S.A.	2,320
745,326		SSL International plc	7,938
877,982		Sumitomo Chemical Co Ltd	7,836
136,236	e	Symbion Health Ltd	476
27,529		Syngenta AG.	7,015
34,154		Taisho Pharmaceutical Co Ltd	657
66,897		Taiyo Nippon Sanso Corp	628
204,097		Takeda Pharmaceutical Co Ltd	12,003
49,895		Tanabe Seiyaku Co Ltd	473
211,807		Teijin Ltd	908
1,273,550		Teva Pharmaceutical Industries Ltd (ADR)	59,195
324,000	e*	Theravance, Inc	6,318
533,500		Tokai Carbon Co Ltd	4,799
49,693	e	Tokuyama Corp	500
315,521		Toray Industries, Inc	2,471
113,647		Tosoh Corp	489
226,260		UBE Industries Ltd	772
29,124		UCB S.A.	1,321
584,326	*	Uralkali (GDR)	21,766
610,800	g,v*	Uralkali (GDR)	22,752
145,957	*	Vertex Pharmaceuticals, Inc	3,391
223		Wacker Chemie AG.	64
658,314		Wyeth	29,091
30,535	e	Zeltia S.A.	273
37,798		Zeon Corp	228
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,543,536

COAL MINING - 0.30%
36,724	e	Arch Coal, Inc	1,650
2,702,000		China Coal Energy Co	8,490
47,620		Consol Energy, Inc	3,406
65,579		Fording Canadian Coal Trust	2,550
516,741		Gloucester Coal Ltd	2,994
13,136	e	Massey Energy Co	470
523,810		Peabody Energy Corp	32,288
		TOTAL COAL MINING	51,848

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
COMMUNICATIONS - 4.66%
2,653,089		Advanced Info Service PCL	$7,640
147,782	*	American Tower Corp (Class A)	6,296
20,527	e	Antena 3 de Television S.A.	315
2,764,081		AT&T, Inc	114,875
249,774	e	BCE, Inc	10,035
2,299,800		BEC World PCL	1,963
100,371		Belgacom S.A.	4,951
37,600		Brasil Telecom Participacoes S.A. (ADR)	2,804
300,794		British Sky Broadcasting plc	3,706
2,525,238		BT Group plc	13,710
601,262		Cable & Wireless plc	2,226
80,422		Cablevision Systems Corp (Class A)	1,970
101,451		Carphone Warehouse Group plc	696
51,500		CenturyTel, Inc	2,135
264,500		China Mobile Hong Kong Ltd	4,678
9,472	e	Citadel Broadcasting Corp	20
141,850		Clear Channel Communications, Inc	4,897
700,215	*	Comcast Corp (Class A)	12,786
115,607	*	Comcast Corp (Special Class A)	2,095
26,759		Cosmote Mobile Telecommunications S.A.	1,013
124,647	*	Crown Castle International Corp	5,185
750,060		Deutsche Telekom AG.	16,471
375,500		Digi.Com BHD	2,816
359,078	*	DIRECTV Group, Inc	8,302
205,025	*	EchoStar Communications Corp (Class A)	7,734
39,256		Elisa Oyj	1,205
54,849		Embarq Corp	2,717
98,000		Empresa Nacional de Telecomunicaciones S.A.	1,531
857,097	e	France Telecom S.A.	30,852
119		Fuji Television Network, Inc	197
20,322		Gestevision Telecinco S.A.	520
100,130		Globe Telecom, Inc	3,809
82,361		Hellenic Telecommunications Organization S.A.	3,035
5,268		Hikari Tsushin, Inc	180
336,405		Hutchison Telecommunications International Ltd	506
73,270	*	IAC/InterActiveCorp	1,972
562,723	*	Idea Cellular Ltd	1,986
1,353,063		Informa plc	12,437
1,011,029		ITV plc	1,719
525	*	Jupiter Telecommunications Co	447
1,641		KDDI Corp	12,221
300,800	e*	Level 3 Communications, Inc	914
75,227	*	Liberty Global, Inc (Class A)	2,948
20,384	*	Liberty Global, Inc (Series C)	746
89,642	*	Liberty Media Corp - Capital (Series A)	10,442
167,311	*	Liberty Media Holding Corp (Interactive A)	3,192
17,000		LS Cable Ltd	1,636
16,047		M6-Metropole Television	422
208,000	e	Manitoba Telecom Services, Inc	9,688
200,740		Mediaset S.p.A.	2,027
4,900	*	MetroPCS Communications, Inc	95
34,300		Mobile TeleSystems (ADR)	3,491

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
7,909		Mobistar S.A.	$720
14,566		Modern Times Group AB (B Shares)	1,025
42,178	*	NII Holdings, Inc	2,038
1,253		Nippon Telegraph & Telephone Corp	6,270
3,882		NTT DoCoMo, Inc	6,463
1,380		Okinawa Cellular Telephone Co	3,026
20,191,985	*	Paxys, Inc	2,886
97,609	e	Philippine Long Distance Telephone Co (ADR)	7,391
206,023		Portugal Telecom SGPS S.A.	2,690
21,112		ProSiebenSat.1 Media AG.	506
60,556	e	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	846
569,135	e	Qwest Communications International, Inc	3,990
228,460		Rogers Communications, Inc (Class B)	10,414
3,645,687		Royal KPN NV	66,308
1,068,646		Seat Pagine Gialle S.p.A.	423
29,534		SES Global S.A.	777
162,111		Shaw Communications, Inc (Class B)	3,883
4,652,162		Singapore Telecommunications Ltd	12,928
41,004		Sky Network Television Ltd	189
30,636		Societe Television Francaise 1	820
7,042	*	Sogecable S.A.	282
1,420,171		Sprint Nextel Corp	18,647
5,840		Swisscom AG.	2,280
4,884,000		Taiwan Mobile Co Ltd	6,550
116,000	e	Tele Norte Leste Participacoes S.A.(ADR)	2,236
91,286		Tele2 AB (B Shares)	1,829
87,300	*	Telecom Argentina S.A. (ADR)	1,942
357,219	e	Telecom Corp of New Zealand Ltd	1,196
2,835,277		Telecom Italia S.p.A.	8,809
1,602,019		Telecom Italia S.p.A.	3,809
1,213,376		Telefonica S.A.	39,419
670,918		Telekom Austria AG.	18,667
1,067,100		Telekom Malaysia BHD	3,614
220,213		Telenor ASA	5,262
7,036		Telephone & Data Systems, Inc	405
48,256		Telephone & Data Systems, Inc	3,021
61,343		Television Broadcasts Ltd	369
518,376		TeliaSonera AB	4,852
849,368		Telstra Corp Ltd	3,498
105,132	e	Telstra Corp Ltd	293
26,991		TELUS Corp	1,352
72,721		TELUS Corp	3,538
58,900	*	Time Warner Cable, Inc (Class A)	1,626
3,268	*	Tiscali S.p.A.	10
8,700		Tokyo Broadcasting System, Inc	187
22,500,520	v*	True Corp PCL	3,874
96,200		Turkcell Iletisim Hizmetleri AS (ADR)	2,652
1,606,142		Verizon Communications, Inc	70,172
75,000		Vimpel-Communications (ADR)	3,120
306,053		Vivendi Universal S.A.	14,041
20,679,922		Vodafone Group plc	77,309
623,220		Vodafone Group plc (ADR)	23,259
6,700		Windstream Corp	87

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
70,269	*	XM Satellite Radio Holdings, Inc (Class A)	$860
		TOTAL COMMUNICATIONS	812,914

DEPOSITORY INSTITUTIONS - 10.03%
81,083		77 Bank Ltd	507
5,502		Alliance & Leicester plc	71
232,632		Allied Irish Banks plc	5,330
172,551		Alpha Bank S.A.	6,282
9,161,460		AMMB Holdings BHD	10,527
73,792		Anglo Irish Bank Corp plc	1,180
10,000		Aozora Bank Ltd	29
30,631	e	Associated Banc-Corp	830
444,490		Australia & New Zealand Banking Group Ltd	10,717
6,909		Banca Carige S.p.A.	35
2,024,418		Banca Intesa S.p.A.	16,013
247,252		Banca Intesa S.p.A.	1,807
287,831	e	Banca Monte dei Paschi di Siena S.p.A.	1,550
108,391		Banca Popolare di Milano	1,477
160,746		Banche Popolari Unite Scpa	4,421
1,773,597		Banco Bilbao Vizcaya Argentaria S.A.	43,460
30,661	e	Banco Bilbao Vizcaya Argentaria S.A. (ADR)	744
574,636	e	Banco BPI S.A.	4,503
120,000	e	Banco Bradesco S.A. (ADR)	3,840
494,927	e	Banco Comercial Portugues S.A.	2,113
3,299,993		Banco de Oro Universal Bank	4,837
95,685	e	Banco de Sabadell S.A.	1,037
58,006		Banco Espirito Santo S.A.	1,272
169,616	*	Banco Popolare Scarl	3,759
224,069	e	Banco Popular Espanol S.A.	3,833
5,613,691		Banco Santander Central Hispano S.A.	121,389
2,091,959		Bank of America Corp	86,314
1,000,939		Bank of East Asia Ltd	6,848
227,216		Bank of Ireland	3,386
30,334		Bank of Ireland	451
67,039	e	Bank of Kyoto Ltd	796
232,317		Bank of Montreal	13,259
1,116,049		Bank of New York Mellon Corp	54,419
454,243		Bank of Nova Scotia	23,141
145,409		Bank of Okinawa Ltd	5,115
150,000	e	Bank of the Ryukyus Ltd	1,861
283,150		Bank of Yokohama Ltd	1,987
3,951		Bankinter S.A.	72
7,687,192		Barclays plc	77,123
142,879		BB&T Corp	4,382
50,051		Bendigo Bank Ltd	649
351,314		BNP Paribas	38,122
888,201		BOC Hong Kong Holdings Ltd	2,489
1,671,100		Bumiputra-Commerce Holdings BHD	5,559
156,307		Canadian Imperial Bank of Commerce	11,173
180,635		Chiba Bank Ltd	1,471
21,000		CITIC International Financial Holdings Ltd	13
2,236,756		Citigroup, Inc	65,850
39,080	e	Colonial Bancgroup, Inc	529

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
41,054		Comerica, Inc	$1,787
47,537		Commerce Bancorp, Inc	1,813
207,062	e	Commerzbank AG.	7,950
305,142		Commonwealth Bank of Australia	15,835
32,000		Credicorp Ltd	2,442
174,555		Credit Agricole S.A.	5,888
121,165		Danske Bank AS	4,746
958,263		DBS Group Holdings Ltd	13,780
133,625		Deutsche Bank AG.	17,466
144,235		Dexia	3,633
293,764		DNB NOR Holding ASA	4,490
81,510		EFG Eurobank Ergasias S.A.	2,870
1,252		EFG International	50
734,100		EON Capital BHD	1,465
49,972		Erste Bank der Oesterreichischen Sparkassen AG.	3,543
130,258		Fifth Third Bancorp	3,273
167,255	e	First Horizon National Corp	3,036
542,053		Fortis	14,273
50,293	m*	Fortis	1
8,207,365	*	Fuhwa Financial Holdings Co Ltd	5,352
175,489		Fukuoka Financial Group, Inc	1,027
88,160		Gunma Bank Ltd	582
93,000		Hachijuni Bank Ltd	628
182,799		Hang Seng Bank Ltd	3,772
117,000		Hiroshima Bank Ltd	635
280,763		Hokuhoku Financial Group, Inc	817
5,526,291		HSBC Holdings plc	92,626
853,950		Hudson City Bancorp, Inc	12,826
83,849		Huntington Bancshares, Inc	1,238
23,589		ICICI Bank Ltd (ADR)	1,451
489,449		ING Groep NV	19,142
101,415		Investec plc	909
157,338		Joyo Bank Ltd	880
1,849,628		JPMorgan Chase & Co	80,736
20,725		Julius Baer Holding AG.	1,713
15,448	*	Jyske Bank	1,218
686,200		Kasikornbank PCL	1,772
1,206,331		Kasikornbank PCL	3,134
142,924		Keycorp	3,352
20,217		Kookmin Bank	1,490
1,494,187		Lloyds TSB Group plc	14,039
17,212		M&T Bank Corp	1,404
61,406		Marshall & Ilsley Corp	1,626
130,336	e	Mediobanca S.p.A.	2,691
4,826	*	Metavante Technologies, Inc	113
2,398,000		Metropolitan Bank & Trust	3,166
2,064,663		Mitsubishi UFJ Financial Group, Inc	19,350
172,750		Mitsui Trust Holdings, Inc	1,325
4,739		Mizuho Financial Group. Inc	22,652
17,000	e	Mizuho Trust & Banking Co Ltd	32
384,607		National Australia Bank Ltd	12,762
73,980		National Bank Of Canada	3,920
210,074		National Bank of Greece S.A.	14,429

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
179,723		National City Corp	$2,958
75,794	e	New York Community Bancorp, Inc	1,332
160,045		Nishi-Nippon City Bank Ltd	401
524,073		Nordea Bank AB	8,757
88,012		Northern Trust Corp	6,740
23,621		OKO Bank (Class A)	451
785,393		Oversea-Chinese Banking Corp	4,523
69,800		People's United Financial, Inc	1,242
153,956		Piraeus Bank S.A.	6,010
119,741		PNC Financial Services Group, Inc	7,861
43,463,500		PT Bank Internasional Indonesia Tbk	1,319
9,049,000		PT Bank Mandiri Persero Tbk	3,372
160,000		Pusan Bank	2,684
9,306		Raiffeisen International Bank Holding AG.	1,410
189,702		Regions Financial Corp	4,486
1,350	e	Resona Holdings, Inc	2,429
591,798		Royal Bank of Canada	30,425
7,693,852		Royal Bank of Scotland Group plc	68,000
34,585	*	Royal Bank of Scotland Group plc	296
72		Sapporo Hokuyo Holdings, Inc	642
340,320	e	Shinsei Bank Ltd	1,243
136,727	e	Shizuoka Bank Ltd	1,502
116,822		Skandinaviska Enskilda Banken AB (Class A)	2,991
457,667		Societe Generale	66,197
98,756	e	Sovereign Bancorp, Inc	1,126
52,041		St George Bank Ltd	1,443
130,246		Standard Chartered plc	4,781
251,521		State Street Corp	20,423
2,823	e	Sumitomo Mitsui Financial Group, Inc	21,151
297,488		Sumitomo Trust & Banking Co Ltd	1,992
320,099		SunTrust Banks, Inc	20,003
46,738		Suruga Bank Ltd	510
132,591		Svenska Handelsbanken (A Shares)	4,247
35,200		Swedbank AB (A Shares)	997
15,693		Sydbank AS	675
93,215		Synovus Financial Corp	2,245
361,958		TCF Financial Corp	6,490
141,859	e*	Toronto-Dominion Bank	9,990
300,000		Turkiye Garanti Bankasi A.S.	2,687
1,026,608		UBS A.G.	47,515
13,714,040		UniCredito Italiano S.p.A	113,888
90,152		UnionBanCal Corp	4,409
292,260		United Overseas Bank Ltd	4,040
1,081,968		US Bancorp	34,342
767,290		Wachovia Corp	29,180
408,678		Washington Mutual, Inc	5,562
1,972,227		Wells Fargo & Co	59,542
458,465		Western Union Co	11,132
444,842		Westpac Banking Corp	10,905
42,235		Wing Hang Bank Ltd	632
632,654	*	Yes Bank Ltd	4,002
38,273		Zions Bancorporation	1,787
		TOTAL DEPOSITORY INSTITUTIONS	1,750,689

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
EATING AND DRINKING PLACES - 1.14%
1,858,000	*	Ajisen China Holdings Ltd	$3,307
25,706		Autogrill S.p.A.	438
7,671		Brinker International, Inc	150
17,700,146		Compass Group plc	108,697
770,709		Darden Restaurants, Inc	21,356
143,243		Enterprise Inns plc	1,389
653,607		McDonald's Corp	38,504
104,935		Mitchells & Butlers plc	886
94,186		Onex Corp	3,339
68,980		Punch Taverns plc	1,050
24,739		Sodexho Alliance S.A.	1,519
195,780	*	Starbucks Corp	4,008
49,692	e	Tim Hortons, Inc	1,835
24,343		Wendy's International, Inc	629
51,448		Whitbread plc	1,434
1,676	e	Yoshinoya D&C Co Ltd	2,835
222,794		Yum! Brands, Inc	8,526
		TOTAL EATING AND DRINKING PLACES	199,902

EDUCATIONAL SERVICES - 0.04%
52,644	*	Apollo Group, Inc (Class A)	3,693
16,382		Benesse Corp	700
115,557		CAE, Inc	1,558
15,120	e*	Career Education Corp	380
		TOTAL EDUCATIONAL SERVICES	6,331

ELECTRIC, GAS, AND SANITARY SERVICES - 4.82%
12,800		A2A S.p.A.	59
240,692	*	AES Corp	5,148
102,449		AGL Energy Ltd	1,198
70,500		Allegheny Energy, Inc	4,485
29,779		Alliant Energy Corp	1,212
812,000	*	Allied Waste Industries, Inc	8,948
54,765		Ameren Corp	2,969
203,156		American Electric Power Co, Inc	9,459
34,279		Aqua America, Inc	727
85,500		BKW FMB Energie AG.	10,875
227,478		British Energy Group plc	2,486
179,924		Caltex Australia Ltd	3,060
21,195	e	Canadian Utilities Ltd (Class A)	996
109,048		Centerpoint Energy, Inc	1,868
972,140		Centrica plc	6,942
750,000		China Resources Power Holdings Co	2,592
160,261		Chubu Electric Power Co, Inc	4,182
3,900		Chugoku Electric Power Co, Inc	76
313,039		CLP Holdings Ltd	2,138
50,000	e	Companhia de Saneamento Basico do Estado de Sao Paulo (ADR)	2,350
102,000		Companhia Energetica de Minas Gerais	1,862
71,259		Consolidated Edison, Inc	3,481
314,222		Constellation Energy Group, Inc	32,217
64,115		Contact Energy Ltd	407

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
213,112		Dominion Resources, Inc	$10,112
46,157		DTE Energy Co	2,029
386,874		Duke Energy Corp	7,803
113,500	*	Dynegy, Inc (Class A)	810
469,288		E.ON AG.	99,893
166,273		Edison International	8,874
126,000		EDP - Energias do Brasil S.A.	2,046
251,008		El Paso Corp	4,327
35,839		Electric Power Development Co	1,338
19,586		Electricite de France	2,333
450,000		Electricity Generating PCL	1,496
162,115	*	Enbridge, Inc	6,572
1,145,939		Enel S.p.A.	13,630
40,000		Energen Corp	2,569
528,220		Energias de Portugal S.A.	3,452
41,500		Energy East Corp	1,129
83,253		Entergy Corp	9,950
405,156		Exelon Corp	33,077
3,743,102		First Philippine Holdings Corp	6,575
279,456		FirstEnergy Corp	20,216
68,404	e	Fortis, Inc	2,009
1,520,081		Fortum Oyj	68,473
328,240		FPL Group, Inc	22,248
30,973		Gas Natural SDG S.A.	1,812
43,303		Hokkaido Electric Power Co, Inc	938
2,500	e	Hokuriku Electric Power Co	52
2,358,568		Hong Kong & China Gas Ltd	7,229
328,567		Hong Kong Electric Holdings Ltd	1,890
2,755,000	*	Iberdrola Renovables	22,758
999,502		Iberdrola S.A.	15,198
390,722		International Power plc	3,527
185,753		Kansai Electric Power Co, Inc	4,331
71,732		Kelda Group plc	1,549
89,960		Kyushu Electric Power Co, Inc	2,215
115,700	*	Mirant Corp	4,510
690,490		National Grid plc	11,463
70,319		NiSource, Inc	1,328
213,600	e*	NRG Energy, Inc	9,257
189,358	e*	Ocean Power Technologies, Inc	3,073
20,238		Oest Elektrizitatswirts AG. (Class A)	1,417
148,480		Okinawa Electric Power Co, Inc	6,911
477,125		Osaka Gas Co Ltd	1,884
70,036		Pepco Holdings, Inc	2,054
127,472		PG&E Corp	5,493
26,341		Pinnacle West Capital Corp	1,117
214,787		PPL Corp	11,188
64,817		Progress Energy, Inc	3,139
222,565		Public Service Enterprise Group, Inc	21,865
1,501		Puma AG. Rudolf Dassler Sport	599
292,392		Questar Corp	15,818
21,148		Red Electrica de Espana	1,337
108,525	*	Reliant Energy, Inc	2,848
182,819		Republic Services, Inc	5,731

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
3,757		RWE AG.	$456
410,571		RWE AG.	57,627
28,417		SCANA Corp	1,198
228,442		Scottish & Southern Energy plc	7,449
229,273		SembCorp Industries Ltd	924
123,913		Sempra Energy	7,668
60,671		Severn Trent plc	1,843
2,600		Shikoku Electric Power Co, Inc	70
252,605		Snam Rete Gas S.p.A.	1,614
18,286	e	Sociedad General de Aguas de Barcelona S.A. (Class A)	736
2,468,964		Sojitz Holdings Corp	8,951
198,957		Southern Co	7,710
1,045,925		Suez S.A.	71,215
101,463		Tohoku Electric Power Co, Inc	2,289
290,028		Tokyo Electric Power Co, Inc	7,503
541,838		Tokyo Gas Co Ltd	2,537
92,848		TransAlta Corp	3,137
218,313		Union Fenosa S.A.	14,743
232,148		United Utilities plc	3,494
55,029		Vector Ltd	93
91,250		Veolia Environnement	8,332
275,000		Westar Energy, Inc	7,134
214,321		Williams Cos, Inc	7,668
30,101		Wisconsin Energy Corp	1,466
107,870		Xcel Energy, Inc	2,435
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	841,521

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.47%
943,412		ABB Ltd	27,182
29,936	*	ADC Telecommunications, Inc	465
143,274	e*	Advanced Micro Devices, Inc	1,075
167,342	e	Advantest Corp	4,763
611,887		Alcatel S.A.	4,428
3		Alcatel S.A. (ADR)	-	^
288,314		Alps Electric Co Ltd	3,740
90,785		Altera Corp	1,754
95,032		Amphenol Corp (Class A)	4,407
85,541		Analog Devices, Inc	2,712
545,325	*	Apple Computer, Inc	108,018
348,466		ARM Holdings plc	860
1,191,653		Asustek Computer, Inc	3,578
81,000		AU Optronics Corp (ADR)	1,555
156,627	*	Avnet, Inc	5,477
2,522	e	Bang & Olufsen AS (B Shares)	237
3,193		Barco NV	244
168,344	*	Broadcom Corp (Class A)	4,401
69,341	*	Celestica, Inc	407
29,920	*	Chartered Semiconductor Manufacturing Ltd	20
3,511,192	*	Cisco Systems, Inc	95,048
301	*	Comverse Technology, Inc	5
170,024		Cooper Industries Ltd (Class A)	8,991
211,000	e*	Cree, Inc	5,796
30,740	*	CSR plc	367

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
8,588	e	Dainippon Screen Manufacturing Co Ltd	$48
76,335		Eaton Corp	7,401
24,664	e*	Energizer Holdings, Inc	2,766
4,894,256		Ericsson (LM) (B Shares)	11,495
208,000	*	Fairchild Semiconductor International, Inc	3,001
3,500,000		Far EasTone Telecommunications Co Ltd	4,424
9,300	e*	First Solar, Inc	2,484
56,836	e	Fisher & Paykel Appliances Holdings Ltd	150
107,779		Fisher & Paykel Healthcare Corp	289
228,394	*	Flextronics International Ltd	2,754
497,829	*	Foxconn International Holdings Ltd	1,117
132,822		Fuji Electric Holdings Co Ltd	465
43,708		Gamesa Corp Tecnologica S.A.	2,044
2,265	e	Geo Corp	4,095
787,500		Geodesic Information Systems Ltd	4,624
47,815	e	GN Store Nord	376
191,636		GVK Power & Infrastructure Ltd	3,897
150,700		Hamamatsu Photonics KK	4,991
16,025		Harman International Industries, Inc	1,181
40,300		Harris Corp	2,526
7,563		Hirose Electric Co Ltd	875
246,452		Hitachi Chemical Co Ltd	5,681
16,200		Hitachi High-Technologies Corp	355
1,163,548		Hitachi Ltd	8,676
1,325,720		Hon Hai Precision Industry Co, Ltd	8,256
503,478		Honeywell International, Inc	30,999
269,031		Hoya Corp	8,573
125,008		Ibiden Co Ltd	8,672
1,130,041	*	Infineon Technologies AG.	13,333
140,000	*	Infineon Technologies AG. (ADR)	1,630
1,369,400		InnoLux Display Corp	4,644
5,361,397		Intel Corp	142,935
35,960		Intersil Corp (Class A)	880
61		Intracom S.A.	-	^
56,003	e*	JDS Uniphase Corp	745
52,147		Johnson Electric Holdings Ltd	29
1,239,348		Koninklijke Philips Electronics NV	53,490
7,798		Kudelski S.A.	154
39,138		Kyocera Corp	3,472
139,323		L-3 Communications Holdings, Inc	14,760
1,342		Legrand S.A.	46
87,000	e	LG.Philips LCD Co Ltd (ADR)	2,260
63,067	e	Linear Technology Corp	2,007
199,660	*	LSI Logic Corp	1,060
6,230		Mabuchi Motor Co Ltd	376
573,950	*	Marvell Technology Group Ltd	8,024
469,982		Matsushita Electric Industrial Co Ltd	9,739
88,956		Matsushita Electric Works Ltd	985
647,206		Maxim Integrated Products, Inc	17,138
239,700		MediaTek, Inc	3,111
122,077	*	MEMC Electronic Materials, Inc	10,803
57,680	e	Microchip Technology, Inc	1,812
269,254	*	Micron Technology, Inc	1,952

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
6,375	*	Millicom International Cellular S.A.	$738
765,900		Minebea Co Ltd	4,916
712,661		Mitsubishi Electric Corp	7,451
17,641		Mitsumi Electric Co Ltd	600
982,665		Motorola, Inc	15,762
51,156		Murata Manufacturing Co Ltd	2,967
231,312		National Semiconductor Corp	5,237
8,317	e*	NEC Electronics Corp	198
1,878,337	*	Network Appliance, Inc	46,883
888		Neuf Cegetel	45
39,988	e	NGK Spark Plug Co Ltd	700
25,806		Nidec Corp	1,913
39,477		Nitto Denko Corp	2,092
5,615		NKT Holding AS	505
2,066,321		Nokia Oyj	80,119
201,562	*	Nortel Networks Corp	3,059
93,037	*	Novellus Systems, Inc	2,565
285,674	*	Nvidia Corp	9,719
50,911		Omron Corp	1,214
43,000		Origin Electric Co Ltd	236
35,791	e	Pioneer Corp	324
19,287	*	Q-Cells AG.	2,752
85,071	*	QLogic Corp	1,208
1,036,102		Qualcomm, Inc	40,771
152,568	e	RadioShack Corp	2,572
655,827	e*	Renewable Energy Corp A.S.	33,336
263,704	*	Research In Motion Ltd	30,075
160,595		Ricoh Co Ltd	2,968
7,405		Rinnai Corp	242
24,344		Rohm Co Ltd	2,125
8,545		Samsung Electronics Co Ltd	5,076
23,434	e	Sanken Electric Co Ltd	126
126,307	*	Sanmina-SCI Corp	230
377,755	*	Sanyo Electric Co Ltd	521
12,948		Schindler Holding AG.	835
12,500		SEB S.A.	2,266
260,407	*	SGL Carbon AG.	14,095
239,803		Sharp Corp	4,315
15,100		Shinko Electric Industries	309
372,880	e*	Sirius Satellite Radio, Inc	1,130
101,401		Smiths Group plc	2,045
521,388		Sony Corp	28,936
35,635		Stanley Electric Co Ltd	890
2,000	*	STATS ChipPAC Ltd	2
180,113		STMicroelectronics NV	2,581
24,276		Sumco Corp	700
7,000	e*	Sunpower Corp (Class A)	913
425,000		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4,233
21,601		Taiyo Yuden Co Ltd	349
18,731		Tandberg ASA	392
30,366		TDK Corp	2,262
107,000		Telefonaktiebolaget LM Ericsson (ADR)	2,498
149,405	*	Tellabs, Inc	977

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
308,639	e	Terna Rete Elettrica Nazionale S.p.A.	$1,244
555,809		Texas Instruments, Inc	18,564
62,834		Thomson	894
223,268		Tomkins plc	786
15,300		Toyota Boshoku Corp	497
155,240		Tyco Electronics Ltd	5,764
106,384	e	Ushio, Inc	2,343
19,349		Valeo S.A.	798
54,332		Venture Corp Ltd	483
20,205		Whirlpool Corp	1,649
85,829		Xilinx, Inc	1,877
50,384		Yaskawa Electric Corp	687
40,000		Zumtobel AG.	1,447
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,129,136

ENGINEERING AND MANAGEMENT SERVICES - 0.39%
22,467		Aeroplan Income Fund	540
184,717	*	Amylin Pharmaceuticals, Inc	6,835
35,779		Cap Gemini S.A.	2,249
155,482		Capita Group plc	2,160
124,029	*	Celgene Corp	5,731
2,280,000	*	China Railway Group Ltd	3,140
1,000		Corporate Executive Board Co	60
63,974		Downer EDI Ltd	302
73,869		Fluor Corp	10,764
16,636		Fugro NV	1,284
43,534	*	Jacobs Engineering Group, Inc	4,162
340,042		JGC Corp	5,872
33,038	*	KBR, Inc	1,282
46,900	*	McDermott International, Inc	2,769
84,777	e	Moody's Corp	3,027
90,949		Paychex, Inc	3,294
43,201		Quest Diagnostics, Inc	2,285
40,337		SBM Offshore NV	1,274
124,191		Serco Group plc	1,143
69,174		SNC-Lavalin Group, Inc	3,374
137,795		WorleyParsons Ltd	6,292
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	67,839

FABRICATED METAL PRODUCTS - 0.39%
212,370		Amcor Ltd	1,288
23,505		Ball Corp	1,058
57,955		Bharat Heavy Electricals	3,808
609,700	*	Crown Holdings, Inc	15,639
10,371		Geberit AG.	1,424
36,934		Hitachi Cable Ltd	219
2,000		Hitachi Metals Ltd	27
444,900		Illinois Tool Works, Inc	23,820
63,739		JS Group Corp	1,021
110,458		Parker Hannifin Corp	8,319
24,409		Pentair, Inc	850
165,820		Rexam plc	1,381
42,612		Sanwa Shutter Corp	210

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
52,000		Snap-On, Inc	$2,508
137,240		Ssab Svenskt Stal AB (Series A)	3,737
21,001	e	Ssab Svenskt Stal AB (Series B)	517
38,737		Stanley Works	1,878
37,967		Toyo Seikan Kaisha Ltd	674
		TOTAL FABRICATED METAL PRODUCTS	68,378

FISHING, HUNTING, AND TRAPPING - 0.00%**
4,672	e*	Lighthouse Caledonia ASA	4
		TOTAL FISHING, HUNTING, AND TRAPPING	4

FOOD AND KINDRED PRODUCTS - 3.80%
157,337		Ajinomoto Co, Inc	1,790
310,551		Anheuser-Busch Cos, Inc	16,254
209,947		Archer Daniels Midland Co	9,748
277,997		Asahi Breweries Ltd	4,708
5,061		Associated British Foods plc	91
55,738		Bunge Ltd	6,488
547,564		Cadbury Schweppes plc	6,769
82,525		Campbell Soup Co	2,949
30,183		Carlsberg AS (Class B)	3,652
9,398	*	CJ CheilJedang Corp	2,972
33,331		CJ Corp	2,938
42,559		Coca Cola Hellenic Bottling Co S.A.	1,842
596,266		Coca-Cola Amatil Ltd	4,963
1,130,123		Coca-Cola Co	69,356
252,800		Coca-Cola Enterprises, Inc	6,580
199,271	e	Coca-Cola West Japan Co Ltd	4,415
22,000		Companhia de Bebidas das Americas	1,590
180,425		ConAgra Foods, Inc	4,292
64,180	e*	Constellation Brands, Inc (Class A)	1,517
25,387	*	Cott Corp	168
223,190		CSR Ltd	608
12,170	e	Danisco AS	863
692,676		Diageo plc	14,892
3,951		East Asiatic Co Ltd A.S.	308
4,852	e	Ebro Puleva S.A.	89
161,933		General Mills, Inc	9,230
1,682		Givaudan S.A.	1,621
33,813		Greencore Group plc	221
924,376		Groupe Danone	82,981
117,688		H.J. Heinz Co	5,494
1,900	*	Hansen Natural Corp	84
127,948		Heineken NV	8,272
57,980		Hershey Co	2,284
15,190		House Foods Corp	256
20,027		Iaws Group plc	441
47,298		InBev NV	3,942
13,237	e	Ito En Ltd	252
6		Ito En Ltd	-	^
409,641		J Sainsbury plc	3,468
14,766,876		JG Summit Holdings	4,114
71,494		Kaneka Corp	593

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
122,357		Kellogg Co	$6,415
35,749		Kerry Group plc (Class A)	1,134
218,795		Kikkoman Corp	3,010
189,902		Kirin Brewery Co Ltd	2,789
1,167,058		Kraft Foods, Inc (Class A)	38,081
23		Lindt & Spruengli AG.	80
66,963		Lion Nathan Ltd	565
8,662	e	Matsumotokiyoshi Holdings Co Ltd	211
30,419		McCormick & Co, Inc	1,153
61,630	e	Meiji Dairies Corp	314
65,763	e	Meiji Seika Kaisha Ltd	280
12,500		Molson Coors Brewing Co (Class B)	645
285,729		Nestle S.A.	131,236
52,264		Nichirei Corp	218
42,357		Nippon Meat Packers, Inc	427
45,089		Nisshin Seifun Group, Inc	453
21,171	e	Nissin Food Products Co Ltd	684
146,740		Olam International Ltd	292
365,993		Parmalat S.p.A.	1,423
119,900		Pepsi Bottling Group, Inc	4,731
45,000		PepsiAmericas, Inc	1,499
1,156,528		PepsiCo, Inc	87,780
23,844	e	Pernod-Ricard S.A.	5,512
4,497,884		Petra Foods Ltd	4,812
21,773		Q.P. Corp	227
114,324		Sampo Oyj (A Shares)	3,022
57,855	e	Sapporo Holdings Ltd	466
63,452		Saputo, Inc	1,918
191,602		Sara Lee Corp	3,077
211,720		Scottish & Newcastle plc	3,125
15,737	e	Suedzucker AG.	373
202,076		Swire Pacific Ltd (Class A)	2,786
38,692	e	Takara Holdings, Inc	233
127,184		Tate & Lyle plc	1,127
48,000		Tingyi Cayman Islands Holding Corp	78
20,099		Toyo Suisan Kaisha Ltd	365
68,122		Tyson Foods, Inc (Class A)	1,044
1,238,458		Unilever plc	46,594
3,475,000	*	Uni-President China Holdings Ltd	2,736
1,006,000		Wilmar International Ltd	3,767
60,705		Wrigley (Wm.) Jr Co	3,554
25,026	e	Yakult Honsha Co Ltd	579
137,918	e	Yamazaki Baking Co Ltd	1,351
		TOTAL FOOD AND KINDRED PRODUCTS	663,261

FOOD STORES - 0.97%
64,700		Alimentation Couche Tard, Inc (Class B)	1,199
333,536		Carrefour S.A.	25,987
4,180	e	Colruyt S.A.	984
20,847		Delhaize Group	1,835
14,055		FamilyMart Co Ltd	439
23,814		George Weston Ltd	1,307
250,009		Goodman Fielder Ltd	416

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
44,470		Jeronimo Martins SGPS S.A.	$351
17,161		Kesko Oyj (B Shares)	946
329,369		Koninklijke Ahold NV	4,589
685,376		Kroger Co	18,306
14,790		Lawson, Inc	524
50,554		Loblaw Cos Ltd	1,740
200,031		Safeway, Inc	6,843
198,436		Seven & I Holdings Co Ltd	5,791
280,000		Shoprite Holdings Ltd	1,764
199,810		Sonae SPGS S.A.	578
55,434		Supervalu, Inc	2,080
8,107,209		Tesco plc	77,020
36,703	e	Whole Foods Market, Inc	1,498
236,037		WM Morrison Supermarkets plc	1,513
479,422		Woolworths Ltd	14,308
		TOTAL FOOD STORES	170,018

FORESTRY - 0.02%
55,982		Weyerhaeuser Co	4,128
		TOTAL FORESTRY	4,128

FURNITURE AND FIXTURES - 0.08%
15,342		Hillenbrand Industries, Inc	855
213,596		Johnson Controls, Inc	7,698
45,884	e	Leggett & Platt, Inc	800
139,815	e	Masco Corp	3,022
8,370		Neopost S.A.	863
48,300	e	Tempur-Pedic International, Inc	1,254
		TOTAL FURNITURE AND FIXTURES	14,492

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
73,551	*	Bed Bath & Beyond, Inc	2,162
5,000	e	Circuit City Stores, Inc	21
478,709		DSG International plc	946
69,900	*	GameStop Corp (Class A)	4,341
1,165,751		Harvey Norman Holdings Ltd	6,960
137,663		Kesa Electricals plc	640
14,231	e*	Mohawk Industries, Inc	1,059
8,123		Nitori Co Ltd	390
9,891		Shimachu Co Ltd	281
24,832	e	Williams-Sonoma, Inc	643
71,461		Yamada Denki Co Ltd	8,168
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	25,611

GENERAL BUILDING CONTRACTORS - 0.41%
937,139		Amec plc	15,642
111,947		Balfour Beatty plc	1,108
75,835		Barratt Developments plc	688
7,066		Bellway plc	117
23,583		Berkeley Group Holdings plc	634
9,571		Bilfinger Berger AG.	739
31,461		Centex Corp	795
97,359		Cheung Kong Infrastructure Holdings Ltd	364

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
16,854		CRH plc	$585
19,443		Daito Trust Construction Co Ltd	1,077
119,840		Daiwa House Industry Co Ltd	1,548
101,051	e	DR Horton, Inc	1,331
530		Eiffage S.A.	52
116,620		Fletcher Building Ltd	1,032
2,497,905		Haseko Corp	4,315
28,043		Hellenic Technodomiki Tev S.A.	402
11,107		Hochtief AG.	1,494
36,800		Hyundai Development Co	3,597
1,728,869		IJM Corp BHD	4,496
8,238	e	Imerys S.A.	677
13,247,092	*	Italian-Thai Development PCL	3,264
210,104		Kajima Corp	686
66,893	e	KB Home	1,445
180,124		Lend Lease Corp Ltd	2,736
44,453	e	Lennar Corp (Class A)	795
5,873	*	NVR, Inc	3,077
144,977		Obayashi Corp	729
30,000		Obrascon Huarte Lain S.A.	1,010
73,940		Persimmon plc	1,178
56,437	e	Pulte Homes, Inc	595
49,474	*	Puravankara Projects Ltd	571
24,337	e	Sacyr Vallehermoso S.A.	947
108,271		Sekisui Chemical Co Ltd	730
119,826		Sekisui House Ltd	1,296
5,000,000		Shanghai Forte Land Co	2,738
139,452	e	Shimizu Corp	609
99,081		Skanska AB (B Shares)	1,870
170,000		Suruga Corp	2,844
224,136		Taisei Corp	606
300,168		Taylor Woodrow plc	1,214
15,934		Titan Cement Co S.A.	727
43,844		Toda Corp	212
53,966	e*	Toll Brothers, Inc	1,083
33,030		YIT Oyj	724
		TOTAL GENERAL BUILDING CONTRACTORS	72,379

GENERAL MERCHANDISE STORES - 0.90%
151,901		Aeon Co Ltd	2,227
148,000	e*	Big Lots, Inc	2,366
18,000	*	BJ's Wholesale Club, Inc	609
312,803		Costco Wholesale Corp	21,821
51,064		Family Dollar Stores, Inc	982
30,973	e	Hankyu Department Stores, Inc	242
1,285,000	*	Intime Department Store Group Co Ltd	1,523
44,754		Isetan Co Ltd	609
97,728		J Front Retailing Co Ltd	863
98,636		JC Penney Co, Inc	4,339
16,327	e*	KarstadtQuelle AG.	388
136,386		Keio Corp	828
385,914		Kintetsu Corp	1,199
233,165		Macy's, Inc	6,032

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
449,850		Marks & Spencer Group plc	$5,015
69,909	e	Marui Co Ltd	690
93,191		Mitsukoshi Ltd	424
1,718,830	*	New World Department Store China Ltd	2,434
20,050		PPR	3,225
3,208		Shinsegae Co Ltd	2,488
70,162		Takashimaya Co Ltd	848
359,580		Target Corp	17,979
459,863		TJX Cos, Inc	13,212
193,521		Tobu Railway Co Ltd	904
998,351		Tokyu Corp	6,568
42,220		UNY Co Ltd	362
1,249,866		Wal-Mart Stores, Inc	59,406
		TOTAL GENERAL MERCHANDISE STORES	157,583

HEALTH SERVICES - 0.86%
60,108		AmerisourceBergen Corp	2,697
1,040,100		Bumrungrad Hospital PCL	1,250
176,923		Cigna Corp	9,506
6,708	e	Coloplast AS (Class B)	582
5,901	*	Community Health Systems, Inc	217
16,477	*	Covance, Inc	1,427
124,488	*	Coventry Health Care, Inc	7,376
145,071	*	DaVita, Inc	8,175
113,838	*	Express Scripts, Inc	8,310
815,082		Fraser and Neave Ltd	3,341
50,110		Fresenius Medical Care AG.	2,688
50,512		Getinge AB (B Shares)	1,356
61,825		Health Management Associates, Inc (Class A)	370
948,100	e*	Healthsouth Corp	19,910
24,893		Intertek Group plc	491
32,308	*	Laboratory Corp of America Holdings	2,440
23,495	*	Lincare Holdings, Inc	826
284,151		McKesson Corp	18,615
57,430	*	MDS, Inc	1,117
182,182	*	Medco Health Solutions, Inc	18,473
86,808		Mindray Medical International Ltd (ADR)	3,730
31,302	e	Omnicare, Inc	714
1,881,183		Parkway Holdings Ltd	5,175
198,203		Ramsay Health Care Ltd	1,906
158,785		Sonic Healthcare Ltd	2,331
1,982		Straumann Holding AG.	547
13,700	*	Tenet Healthcare Corp	70
309,672	*	WellPoint, Inc	27,167
		TOTAL HEALTH SERVICES	150,807

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.91%
61,836	e	Abertis Infraestructuras S.A.	1,993
57,282		ACS Actividades Cons y Servicios S.A.	3,404
82,048		Biffa plc	539
1,231,885		Bouygues S.A.	102,662
33,181	e	Chiyoda Corp	378
13,549	e	Fomento de Construcciones y Contratas S.A.	1,018

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
13,500	*	Foster Wheeler Ltd	$2,093
3,624,000		Gamuda BHD	5,282
16,603	e	Grupo Ferrovial S.A.	1,168
28,783		GS Engineering & Construction Corp	4,797
56,966	e	Nishimatsu Construction Co Ltd	159
38,403	e	Okumura Corp	187
282,653	e	Transurban Group	1,698
463,802	e	Vinci S.A.	34,346
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	159,724

HOLDING AND OTHER INVESTMENT OFFICES - 4.04%
101,824		3i Group plc	2,033
1,339,000		Allco Commercial Real Estate Investment Trust	833
39,728	e	Allied Capital Corp	854
26,215		AMB Property Corp	1,509
34,738	e	Apartment Investment & Management Co (Class A)	1,206
45,500		ARC Energy Trust	941
83,026		AvalonBay Communities, Inc	7,816
57,421		Boston Properties, Inc	5,272
229,322		Brookfield Asset Management, Inc (Class A)	8,237
19,596		Camden Property Trust	944
229,856		CapitaCommercial Trust	390
2,244,771		CapitaMall Trust	5,396
312,643	e	CFS Gandel Retail Trust	642
28,028		CI Financial Income Fund	797
305,888		Commonwealth Property Office Fund	415
31,954		Developers Diversified Realty Corp	1,224
70,000		Douglas Emmett, Inc	1,583
38,302		Duke Realty Corp	999
135,765		Equity Residential	4,951
349		Eurazeo	45
27,856		Federal Realty Investment Trust	2,288
79,186		General Growth Properties, Inc	3,261
3,104,980		Genting BHD	7,417
546,064		GPT Group	1,937
43,976		Great Portland Estates plc	411
21,119		Groupe Bruxelles Lambert S.A.	2,713
477	*	Groupe Bruxelles Lambert S.A.	-	^
72,317		HCP, Inc	2,515
1,569		Heineken Holding NV	89
187,718		Host Marriott Corp	3,199
105,047	*	Immoeast AG.	1,132
94,579	e	ING Industrial Fund	211
350,000		Investimentos Itau S.A.	2,310
325,003		iShares MSCI Canada Index Fund	10,439
1,706,896		iShares MSCI EAFE Index Fund	133,991
2,556,707	e	iShares MSCI Japan Index Fund	33,979
86,087	e	iShares MSCI Pacific ex-Japan Index Fund	13,282
703,265	e	iShares S&P Europe 350 Index Fund	80,411
32,994	e	iStar Financial, Inc	860
1,638	*	Istituto Finanziario Industriale S.p.A.	56
7,576		Jafco Co Ltd	250
131		Japan Prime Realty Investment Corp	528

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
92		Japan Real Estate Investment Corp	$1,153
83		Japan Retail Fund Investment Corp	592
139,680		JFE Holdings, Inc	7,077
445		KBC Ancora	50
97,921		Kimco Realty Corp	3,564
150,426		Kiwi Income Property Trust	155
2,490,100		KLCC Property Holdings BHD	2,635
124,428		Land Securities Group plc	3,730
30,000		LG Corp	2,240
24,098		Liberty Property Trust	694
3,873,000	*	Lippo-Mapletree Indonesia Retail Trust	1,789
18,494		Macerich Co	1,314
88,512	e	Macquarie Communications Infrastructure Group	422
627,352		Macquarie Infrastructure Group	1,669
464,294		Macquarie Office Trust	571
419,267		Man Group plc	4,749
3,099,000		Mapletree Logistics Trust	2,347
161,735		Melco International Development	243
563		Nationale A Portefeuille	41
109		Nippon Building Fund, Inc	1,532
6,178		Nobel Biocare Holding AG.	1,653
3,162,241		Noble Group Ltd	5,338
53		Nomura Real Estate Office Fund, Inc	503
273		NTT Urban Development Corp	442
1,059,246		NWS Holdings Ltd	3,383
106,210		Plum Creek Timber Co, Inc	4,890
49,840	e	PrimeWest Energy Trust	1,359
108,798		Prologis	6,896
11,079		PSP Swiss Property AG.	560
64,419		Public Storage, Inc	4,729
3,431,000		Regal Real Estate Investment Trust	937
17,935		Regency Centers Corp	1,157
44,526		RioCan Real Estate Investment Trust	984
86,960		Shinhan Financial Group Co Ltd	4,970
134,804		Simon Property Group, Inc	11,709
20,992		SL Green Realty Corp	1,962
1,724,834	e	SPDR Trust Series 1	252,188
38,329		Suntec Real Estate Investment Trust	46
48,000		Taubman Centers, Inc	2,361
34,179		UDR, Inc	678
57,196		Vanguard European ETF	4,279
25,900		Ventas, Inc	1,172
148,296		Virgin Media, Inc	2,542
55,158		Vornado Realty Trust	4,851
1,566		WABCO Holdings, Inc	78
465		Wendel	67
36,098	*	Wharf Holdings Ltd	50
288,785		Wharf Holdings Ltd	1,513
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	705,230

HOTELS AND OTHER LODGING PLACES - 1.27%
1,780,625	e	Accor S.A.	142,404
3,920,000		Banyan Tree Holdings Ltd	5,583

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
15,800		Choice Hotels International, Inc	$525
598,348	*	Crown Ltd	7,066
3,112,304		Hongkong & Shanghai Hotels	5,468
801,317		Indian Hotels Co Ltd	3,245
77,540		Intercontinental Hotels Group plc	1,364
124,800		Kangwon Land, Inc	3,280
37,727	e*	Las Vegas Sands Corp	3,888
91,517		Marriott International, Inc (Class A)	3,128
68,341	*	MGM Mirage	5,742
13,560,038		Minor International PCL	7,327
1,424		NH Hoteles S.A.	25
121,980	e	Orient-Express Hotels Ltd (Class A)	7,016
2,514,485		Shangri-La Asia Ltd	7,901
294,717		Starwood Hotels & Resorts Worldwide, Inc	12,976
114,341		Thomas Cook Group plc	642
144,119		TUI Travel plc	843
122,284		United Overseas Land Ltd	384
51,091		Wyndham Worldwide Corp	1,204
14,316		Wynn Resorts Ltd	1,605
		TOTAL HOTELS AND OTHER LODGING PLACES	221,616

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.67%
36,300	*	AGCO Corp	2,468
26,844		Alfa Laval AB	1,512
333,166		Alstom RGPT	71,605
85,498		Amada Co Ltd	752
9,741		Andritz AG.	590
566,060		Applied Materials, Inc	10,053
45,013		ASM Pacific Technology	331
108,133		ASML Holding NV	3,424
175,582		Atlas Copco AB (A Shares)	2,622
117,564		Atlas Copco AB (B Shares)	1,605
17,215		Black & Decker Corp	1,199
1,156,774		Brambles Ltd	11,711
1,100,000	*	Brocade Communications Systems, Inc	8,074
3,700		Brother Industries Ltd	48
805,754		Canon, Inc	37,505
9,528		Cargotec Corp (B Shares)	441
56,240		Casio Computer Co Ltd	654
326,129		Caterpillar, Inc	23,664
26,899	*	Charter plc	425
489,776	e	Citizen Watch Co Ltd	4,774
88,604		Cummins, Inc	11,286
17,500		Daifuku Co Ltd	249
61,605		Daikin Industries Ltd	3,452
297,472		Deere & Co	27,701
842,636	*	Dell, Inc	20,653
53,256		Dover Corp	2,455
84,890	e	Ebara Corp	290
75,834		Electrolux AB (Series B)	1,273
784,242	*	EMC Corp	14,532
127,964		Fanuc Ltd	12,463
138,777		FKI plc	162

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
48,226	*	FMC Technologies, Inc	$2,734
191,174		FUJIFILM Holdings Corp	8,094
31,253	*	GEA Group AG.	1,088
5,194,921		General Electric Co	192,576
13,105		Glory Ltd	306
33,364	*	Grant Prideco, Inc	1,852
14,893		Heidelberger Druckmaschinen	501
1,559,908		Hewlett-Packard Co	78,744
23,222		Hitachi Construction Machinery Co Ltd	696
2,432		Husqvarna AB (A Shares) `	29
75,611		Husqvarna AB (B Shares)	898
87,479		IMI plc	686
110,495		Ingersoll-Rand Co Ltd (Class A)	5,135
818,635		International Business Machines Corp	88,494
87,910		International Game Technology	3,862
313,114		Ishikawajima-Harima Heavy Industries Co Ltd	653
6,865		Itochu Techno-Science Corp	231
48,920		Jabil Circuit, Inc	747
436,437		Japan Steel Works Ltd	6,434
30,494		Joy Global, Inc	2,007
14,747		KCI Konecranes Oyj	508
581,356		Komatsu Ltd	15,820
12,086		Komori Corp	269
55,051		Kone Oyj (Class B)	3,858
113,342		Konica Minolta Holdings, Inc	2,008
30,000		Krones AG.	2,412
262,546		Kubota Corp	1,779
26,621		Kurita Water Industries Ltd	808
50,392	*	Lam Research Corp	2,178
110,261	*	Lexmark International, Inc (Class A)	3,844
43,072	*	Logitech International S.A.	1,580
78,871		Makita Corp	3,346
119,700		Manitowoc Co, Inc	5,845
183,183		Meggitt plc	1,213
1,952,306		Mitsubishi Heavy Industries Ltd	8,406
37		Modec, Inc	1
91,948		NTN Corp	799
18,434	e	OCE NV	334
42,227	e*	Ocean RIG ASA	309
123,368	e*	Oki Electric Industry Co Ltd	193
33,000		Okuma Holdings, Inc	356
16,600	e	OSG Corp	181
31,574		Pall Corp	1,273
1,350,000		Pt United Tractors Tbk	1,567
9,262		Rheinmetall AG.	736
40,758		Rockwell Automation, Inc	2,811
1,258,355		Rolls-Royce Group plc (B Shares)	3
43,358		Safran S.A.	889
82,201	*	SanDisk Corp	2,727
254,655		Sandvik AB	4,383
253,118		Seagate Technology, Inc	6,455
26,262	m,v*	Seagate Technology, Inc	-	^
29,873		Seiko Epson Corp	648

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
13,588		SMC Corp	$1,620
21,305		Solarworld AG.	1,300
29,277		SPX Corp	3,011
889		Sulzer AG.	1,307
133,821		Sumitomo Heavy Industries Ltd	1,234
35,795		Techtronic Industries Co	36
24,700	*	Teradata Corp	677
46,499	*	Terex Corp	3,049
29,898		THK Co Ltd	606
41,281		Tokyo Electron Ltd	2,535
7,200	e	Tokyo Seimitsu Co Ltd	176
37,178	e	Tomra Systems ASA	264
728,542		Toshiba Corp	5,458
50,262		Toyota Tsusho Corp	1,363
568,637		Trane, Inc	26,561
1,654	e*	Unaxis Holding AG.	691
33,227	*	Varian Medical Systems, Inc	1,733
48,269	*	Vestas Wind Systems AS	5,224
16,874		Wartsila Oyj (B Shares)	1,285
131,273	*	Western Digital Corp	3,966
4,989		Wincor Nixdorf AG.	474
50,933		Yokogawa Electric Corp	560
12,946	e	Zardoya Otis S.A.	367
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	814,776

INSTRUMENTS AND RELATED PRODUCTS - 2.55%
29,346		AGFA-Gevaert NV	450
156,774	*	Agilent Technologies, Inc	5,760
29,700		Allergan, Inc	1,908
120,857		Applera Corp (Applied Biosystems Group)	4,099
1,043,313		BAE Systems plc	10,343
27,384		Bard (C.R.), Inc	2,596
253,037		Baxter International, Inc	14,689
16,332		Beckman Coulter, Inc	1,189
123,815		Becton Dickinson & Co	10,348
468,230	*	Boston Scientific Corp	5,446
43,972		Cochlear Ltd	2,892
52,052		Compagnie Generale d'Optique Essilor International S.A.	3,322
10,759		Cooper Cos, Inc	409
156,240		Covidien Ltd	6,920
96,518		Danaher Corp	8,469
38,109		Dentsply International, Inc	1,716
74,952	e	Eastman Kodak Co	1,639
20,969		Elekta AB (B Shares)	350
430,867		Emerson Electric Co	24,413
77,612		Finmeccanica S.p.A.	2,493
52,874	e	Garmin Ltd	5,129
301,756	*	Hologic, Inc	20,713
7,200	*	Intuitive Surgical, Inc	2,336
207,118	*	Invensys plc	936
2,338,739		Johnson & Johnson	155,994
8,524		Keyence Corp	2,104
135,859		Kla-Tencor Corp	6,543

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
36,050	e	Luxottica Group S.p.A.	$1,146
409,399		Medtronic, Inc	20,580
15,900	*	Mettler-Toledo International, Inc	1,809
13,920	e*	Millipore Corp	1,019
76,020	e	Nikon Corp	2,633
210,175		Nippon Electric Glass Co Ltd	3,435
115,512		Olympus Corp	4,777
956,301		PCCW Ltd	568
12,248		Phonak Holding AG.	1,384
57,787		Pitney Bowes, Inc	2,198
35,054	*	Qiagen NV	760
59,683		Rockwell Collins, Inc	4,295
23,176		Roper Industries, Inc	1,449
244,431		Smith & Nephew plc	2,822
205,794	*	St. Jude Medical, Inc	8,363
120,677		Stryker Corp	9,017
19,345		Swatch Group AG.	5,831
73,153		Swatch Group AG.	4,319
15,158		Synthes, Inc	1,882
58,400		Sysmex Corp	2,483
11,630	*	Teradyne, Inc	120
332,112		Terumo Corp	17,480
473,939	*	Thermo Electron Corp	27,337
10,142	*	TomTom NV	764
26,384	*	Waters Corp	2,086
6,968	e*	William Demant Holding	646
515,791		Xerox Corp	8,351
75,826	*	Zimmer Holdings, Inc	5,016
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	445,776

INSURANCE AGENTS, BROKERS AND SERVICE - 0.82%
1,387,656		AON Corp	66,177
43,360		Brown & Brown, Inc	1,019
266,631		Hartford Financial Services Group, Inc	23,248
979,978		HBOS plc	14,338
315,649		Marsh & McLennan Cos, Inc	8,355
12,856	e	MLP AG.	202
815,813		QBE Insurance Group Ltd	23,882
217,698		Suncorp-Metway Ltd	3,234
8,308		Unipol Gruppo Finanziario S.p.A.	29
234,954		Unipol S.p.A.	745
49,300		Willis Group Holdings Ltd	1,872
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	143,101

INSURANCE CARRIERS - 4.27%
84,564	e	ABC Learning Centres Ltd	385
377,958		ACE Ltd	23,350
791,600		Admiral Group plc	17,333
330,791		Aegon NV	5,847
701,171		Aetna, Inc	40,479
226,716		Aflac, Inc	14,199
9,000		Aioi Insurance Co Ltd	43
110,522		Alleanza Assicurazioni S.p.A	1,437

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
179,367		Allianz AG.	$38,799
147,722		Allstate Corp	7,716
27,436	e	Ambac Financial Group, Inc	707
12,000		American Financial Group, Inc	347
878,521		American International Group, Inc	51,218
1,007,699	e	AMP Ltd	8,804
47,500	*	Arch Capital Group Ltd	3,342
274,454	e	Assicurazioni Generali S.p.A.	12,439
47,800		Assurant, Inc	3,198
680,717		Aviva plc	9,119
1,329,291	e	AXA Asia Pacific Holdings Ltd	8,614
760,109	e	AXA S.A.	30,439
383,843		Axis Capital Holdings Ltd	14,958
776,548		China Life Insurance Co Ltd	4,018
145,927		Chubb Corp	7,965
41,209		Cincinnati Financial Corp	1,629
11,563		CNP Assurances	1,504
198,450	*	Conseco, Inc	2,493
168,262	e	Corp Mapfre S.A.	741
73,000		Endurance Specialty Holdings Ltd	3,046
95,771		Everest Re Group Ltd	9,615
13,656		Fairfax Financial Holdings Ltd	3,971
54,466	e	Fidelity National Title Group, Inc (Class A)	796
20,587		First American Corp	702
19,158		Fondiaria-Sai S.p.A	790
470,196		Friends Provident plc	1,529
301,638		Genworth Financial, Inc (Class A)	7,677
123,475		Great-West Lifeco, Inc	4,450
41,245	*	Health Net, Inc	1,992
151,200	*	Humana, Inc	11,387
4,146		ING Canada, Inc	166
415,616	e	Insurance Australia Group Ltd	1,504
72,874		Irish Life & Permanent plc	1,258
47,440		KBC Groep NV	6,672
42,942		Leucadia National Corp	2,023
98,028		Lincoln National Corp	5,707
41,700		Loews Corp	2,099
717,778		Manulife Financial Corp	29,505
166,260	*	MAX India Ltd	1,106
34,799	e	MBIA, Inc	648
66,599	e	Mediolanum S.p.A.	535
323,603		Metlife, Inc	19,940
5,131	e	MGIC Investment Corp	115
322,702		Millea Holdings, Inc	10,890
290,671		Mitsui Sumitomo Insurance Co Ltd	2,831
54,487	e	Muenchener Rueckver AG.	10,590
700		Nationwide Financial Services, Inc (Class A)	31
9,000		Nipponkoa Insurance Co Ltd	82
1,384,113		Old Mutual plc	4,618
77,882		Old Republic International Corp	1,200
80,000		OneBeacon Insurance Group Ltd	1,720
100,244		PartnerRe Ltd	8,273
72,000		Platinum Underwriters Holdings Ltd	2,560

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
5,045	e	PMI Group, Inc	$67
216,654		Power Corp Of Canada	8,809
113,839		Power Financial Corp	4,703
260,801		Principal Financial Group	17,954
184,233	*	Progressive Corp	3,530
329,551		Prudential Financial, Inc	30,661
2,756,997		Prudential plc	39,075
4,892	e	Radian Group, Inc	57
69,703		RenaissanceRe Holdings Ltd	4,199
180,979		Resolution plc	2,565
835,312		Royal & Sun Alliance Insurance Group plc	2,464
28,656		Safeco Corp	1,596
11,246		Samsung Fire & Marine Insurance Co Ltd	3,040
32,347		SCOR	828
201,709		Sompo Japan Insurance, Inc	1,825
1,118		Sony Financial Holdings, Inc	4,273
558,015		Standard Life plc	2,808
47,395	e,v*	Storebrand ASA	122
64,390	e	Storebrand ASA	672
265,064		Sun Life Financial, Inc	14,962
7,919		Swiss Life Holding	1,980
93,014		Swiss Reinsurance Co	6,610
47,248		T&D Holdings, Inc	2,440
4,445	e*	Topdanmark AS	640
34,962		Torchmark Corp	2,116
507,154		Travelers Cos, Inc	27,285
6,834		TrygVesta A.S.	520
449,469		UnitedHealth Group, Inc	26,159
122,935		UnumProvident Corp	2,925
163,291		W.R. Berkley Corp	4,868
42,000	*	WellCare Health Plans, Inc	1,781
7,941		Wiener Staedtische Allgemeine Versicherung AG.	639
240,870		XL Capital Ltd (Class A)	12,118
134,714		Zurich Financial Services AG.	39,564
		TOTAL INSURANCE CARRIERS	745,006

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%**
685,154	e*	PAN Fish ASA	440
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	440

LEATHER AND LEATHER PRODUCTS - 0.24%
53,850		Adidas-Salomon AG.	4,036
170,295	*	Coach, Inc	5,208
57,477		Continental AG.	7,478
59,761		Deutsche Lufthansa AG.	1,592
23,156		Henkel KGaA	1,183
17,910		Hermes International	2,263
64,904		LVMH Moet Hennessy Louis Vuitton S.A.	7,846
147,488		ThyssenKrupp AG.	8,270
1,197,781		Yue Yuen Industrial Holdings	4,301
		TOTAL LEATHER AND LEATHER PRODUCTS	42,177

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
78,796		Brisa-Auto Estradas de Portugal S.A.	$1,158
403,400		ComfortDelgro Corp Ltd	513
100,581	e	Keihin Electric Express Railway Co Ltd	619
65,772		Keisei Electric Railway Co Ltd	352
99,987		SMRT Corp Ltd	116
127,494		Stagecoach Group plc	723
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	3,481

LUMBER AND WOOD PRODUCTS - 0.01%
141,851	*	MFI Furniture plc	256
39,615		Nobia AB	352
34,952	*	Sino-Forest Corp	759
16,552	*	Sonae Industria SGPS S.A.	161
		TOTAL LUMBER AND WOOD PRODUCTS	1,528

METAL MINING - 2.04%
61,260		Agnico-Eagle Mines Ltd	3,378
270,287		Alumina Ltd	1,512
12,155		Anglo Platinum Ltd	1,796
5,625		Antofagasta plc	80
398,855		Barrick Gold Corp	16,885
2,036,388		BHP Billiton Ltd	71,772
670,617		BHP Billiton plc	20,638
81,865		Boliden AB	1,029
82,549		Cameco Corp	3,286
162,728		Cameco Corp	6,524
35,800	e	Cleveland-Cliffs, Inc	3,609
160,000		Companhia Vale do Rio Doce (ADR)	5,227
156,300	*	Eldorado Gold Corp	923
30,894		First Quantum Minerals Ltd	2,663
192,068		Freeport-McMoRan Copper & Gold, Inc (Class B)	19,675
200,000	e	Gold Fields Ltd (ADR)	2,840
299,901		Goldcorp, Inc	10,271
3,969,000	*	Hidili Industry International Development Ltd	6,098
50,633	e	Iluka Resources Ltd	205
16,626		Inmet Mining Corp	1,357
112,497	*	Ivanhoe Mines Ltd	1,231
2,988		Kazakhmys plc	82
269,860	*	Kinross Gold Corp	5,004
15,232		Lonmin Plc	938
132,600	*	Lundin Mining Corp	1,282
40,869		MMC Norilsk Nickel (ADR)	11,065
104,417		Newcrest Mining Ltd	3,035
229,503		Newmont Mining Corp	11,207
304,348		Orica Ltd	8,485
1,766,683	e	Oxiana Ltd	5,398
932,761	*	Paladin Resources Ltd	5,561
32,800	*	PAN American Silver Corp	1,163
2,573,964	*	Pan Australian Resources Ltd	2,237
28,981	*	Patriot Coal Corp	1,210
266,500		PT International Nickel Indonesia Tbk	2,731
87,296	e	Rio Tinto Ltd	10,267
547,914		Rio Tinto plc	57,991

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
101,000		Sherritt International Corp	$1,360
109,890	*	Sino Gold Mining Ltd	671
33,600	e	Southern Copper Corp	3,532
5,047,000		Straits Asia Resources Ltd	10,939
4,300	e	Sumitomo Titanium Corp	321
196,913		Teck Cominco Ltd (Class B)	7,069
46,789	*	Uranium One, Inc	419
2,044		Vedanta Resources plc	83
166,266		Xstrata plc	11,749
267,238		Yamana Gold, Inc	3,490
661,108	e	Zinifex Ltd	7,198
		TOTAL METAL MINING	355,486

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
7,607	e	Aderans Co Ltd	120
16,815		Amer Sports Oyj (A Shares)	455
38,974		Bulgari S.p.A.	545
40,166		Fortune Brands, Inc	2,906
46,000	*	Fosun International	43
134,520		Futuris Corp Ltd	254
122,267		Hasbro, Inc	3,128
139,160		Mattel, Inc	2,650
49,273		Namco Bandai Holdings, Inc	770
12,729		Sankyo Co Ltd	591
6,805		Societe BIC S.A.	487
179,190		Tyco International Ltd	7,105
41,575		Yamaha Corp	951
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	20,005

MISCELLANEOUS RETAIL - 0.86%
176,000	*	Alibaba.com Ltd	624
126,085	*	Amazon.com, Inc	11,681
344,489		Best Buy Co, Inc	18,137
10,340		Circle K Sunkus Co Ltd	153
202,118		Compagnie Financiere Richemont AG.	13,871
878,698		CVS Corp	34,928
19,390		DCC plc	546
7,386		Douglas Holding AG.	426
15,900		EDION Corp	173
3,783		Folli-Follie S.A.	141
10,694		HMV Group plc	25
228,234		Home Retail Group	1,490
1,588,766		Hutchison Whampoa Ltd	18,022
8,670		Jean Coutu Group, Inc (Class A)	98
19,500		Lifestyle International Holdings Ltd	53
78,217	*	Meinl European Land Ltd	1,078
42,863		Metro AG.	3,600
98,601		Next plc	3,188
209,343		Nippon Mining Holdings, Inc	1,342
72,134	*	Office Depot, Inc	1,003
205,464		Origin Energy Ltd	1,597
106,411		Pacific Brands Ltd	304
3,000		Parkson Retail Group Ltd	36

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
36,526		Petsmart, Inc	$859
4,994		Ryohin Keikaku Co Ltd	302
21,040	e	Sanoma-WSOY Oyj	604
22,227	e*	Sears Holdings Corp	2,268
90,569		Shoppers Drug Mart Corp	4,888
444,578		Signet Group plc	617
426,274		Staples, Inc	9,834
35,903		Tiffany & Co	1,653
346,342		Walgreen Co	13,189
132,610		Xebio Co Ltd	3,799
		TOTAL MISCELLANEOUS RETAIL	150,529

MOTION PICTURES - 0.52%
22,402		Astral Media, Inc	1,059
309,243		CBS Corp (Class B)	8,427
143,253	*	Discovery Holding Co (Class A)	3,601
3,110,900		Major Cineplex Group PCL	1,755
872,272		News Corp (Class A)	17,873
121,260		News Corp (Class B)	2,577
23,020	e*	Premiere AG.	434
13,670,500	*	PT Media Nusantara Citra MNC	1,179
1,805,160		Time Warner, Inc	29,803
10,546	e	Toei Animation Co Ltd	229
28,780		Toho Co Ltd	650
532,970	*	Viacom, Inc (Class B)	23,408
		TOTAL MOTION PICTURES	90,995

NONDEPOSITORY INSTITUTIONS - 0.94%
16,032		Acom Co Ltd	328
581,603		Aeon Credit Service Co Ltd	8,642
554,828		Aeon Thana Sinsap Thailand PCL	733
18,406	e	Aiful Corp	329
44,983	e	American Capital Strategies Ltd	1,483
360,192		American Express Co	18,737
2,202,000	g*	ARA Asset Management Ltd	1,514
625,500		Bovespa Holding S.A.	12,053
1,100,161		Bursa Malaysia BHD	4,757
232,616		Capital One Financial Corp	10,993
89,568		Cattles plc	524
1,344,697		Challenger Financial Services Group Ltd	5,892
70,484		CIT Group, Inc	1,694
7,179		Collins Stewart plc	25
217,660		Countrywide Financial Corp	1,946
38,683		Credit Saison Co Ltd	1,060
16,491	e	D Carnegie AB	320
21,390		Deutsche Postbank AG.	1,900
168,632		Discover Financial Services	2,543
986,156		Fannie Mae	39,427
206,442		Freddie Mac	7,033
32,939	*	Guaranty Financial Group, Inc	527
323,017	*	Heckmann Corp	2,600
1,725		Hitachi Capital Corp	22
1,004,000		Hong Leong Finance Ltd	2,643

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
53,125		Hypo Real Estate Holding AG.	$2,804
133,730		ICAP plc	1,934
54,812		IGM Financial, Inc	2,778
6,572		International Personal Finance plc	25
44,400		Investor AB (B Shares)	1,010
3,467,192		Kim Eng Holdings Ltd	5,444
1,071,500		Krungthai Card PCL	986
35,789		Natixis	688
1,953		Osaka Securities Exchange Co Ltd	9,143
9,214	e	Perpetual Trustees Australia Ltd	536
16,674	e	Promise Co Ltd	415
3,286		Provident Financial plc	55
41,595	*	Samsung Card Co	2,235
108,768	*	SLM Corp	2,191
26,184		Takefuji Corp	636
64,230		Textron, Inc	4,580
32,236		Tullett Prebon plc	301
		TOTAL NONDEPOSITORY INSTITUTIONS	163,486

NONMETALLIC MINERALS, EXCEPT FUELS - 0.19%
25,372		Harry Winston Diamond Corp	834
614,663		Itochu Corp	6,008
159,305		Potash Corp of Saskatchewan	23,161
41,925	e	Vulcan Materials Co	3,316
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	33,319

OIL AND GAS EXTRACTION - 2.83%
163,701		Acergy S.A.	3,656
5,026		Addax Petroleum Corp	219
41,994		Aker Kvaerner ASA	1,118
121,289		Anadarko Petroleum Corp	7,968
261,485		Baker Hughes, Inc	21,206
883,258		BG Group plc	20,220
77,506		BJ Services Co	1,880
166,332	*	Cameron International Corp	8,006
248,627		Canadian Natural Resources Ltd	18,284
108,440		Canadian Oil Sands Trust	4,253
104,700		Canetic Resources Trust	1,419
116,500		Chesapeake Energy Corp	4,567
854,000		China Oilfield Services Ltd	1,950
29,744		Cimarex Energy Co	1,265
1,494,000		CNOOC Ltd	2,545
4,000,000		Cnpc Hong Kong Ltd	2,560
5,084	*	Compagnie Generale de Geophysique S.A.	1,449
1	*	Compagnie Generale de Geophysique-Veritas (ADR)	-	^
363,332	*	Denbury Resources, Inc	10,809
192,379	e*	DET Norske Oljeselskap	357
17,915		Diamond Offshore Drilling, Inc	2,544
2,602	*	Duvernay Oil Corp	77
352,495		EnCana Corp	24,108
57,588		Enerplus Resources Fund	2,326
96,270		ENSCO International, Inc	5,740
59,100		Ensign Energy Services, Inc	913

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
29,957		Equitable Resources, Inc	$1,596
14,400	e*	Exterran Holdings, Inc	1,178
85,685	e*	First Calgary Petroleums Ltd	251
600,000		Formosa Petrochemical Corp	1,794
51,914		Gaz de France	3,036
691,501		Halliburton Co	26,215
56,756		Harvest Energy Trust	1,186
108,575		Husky Energy, Inc	4,905
4,600		Idemitsu Kosan Co Ltd	488
7,500		INA Industrija Nafte DD (GDR)	4,185
500		Inpex Holdings, Inc	5,416
500,000	*	Integra Group Holdings (GDR)	8,460
6,300		Japan Petroleum Exploration Co	461
247,600		KazMunaiGas Exploration Production (GDR)	7,676
62,683	e*	Lundin Petroleum AB	655
77,453	*	Nabors Industries Ltd	2,121
187,780	*	National Oilwell Varco, Inc	13,794
33,425		Neste Oil Oyj	1,179
217,047	*	Nexen, Inc	7,059
18,774		Niko Resources Ltd	1,698
86,428		Noble Corp	4,884
264,169		Norsk Hydro ASA	3,775
83,605	*	OPTI Canada, Inc	1,406
41,265		Patterson-UTI Energy, Inc	806
109,933		Penn West Energy Trust	2,878
226,919		Petro-Canada	12,243
44,973		Petroleum Geo-Services ASA	1,307
32,124		Pioneer Natural Resources Co	1,569
22,100	*	Plains Exploration & Production Co	1,193
28,100		Precision Drilling Trust	430
433,550	*	Pride International, Inc	14,697
53,795		ProSafe ASA	936
98,400		Provident Energy Trust	995
8,193,825		PT Apexindo Pratama Duta	1,832
38,033		Range Resources Corp	1,953
28,684		Rowan Cos, Inc	1,132
1,068,568		Saipem S.p.A.	42,854
290,793		Santos Ltd	3,605
424,267		Schlumberger Ltd	41,735
60,912	*	SeaDrill Ltd	1,486
399,795		Singapore Petroleum Co Ltd	2,103
72,123		Smith International, Inc	5,326
61,857	*	Southwestern Energy Co	3,447
490,060		Talisman Energy, Inc	9,131
50,113		Technip S.A.	3,993
26,481	*	TGS Nopec Geophysical Co ASA	364
23,300	e	Tidewater, Inc	1,278
126,813		Transocean, Inc	18,153
53,610		Trican Well Service Ltd	1,045
140,504		Tullow Oil plc	1,822
39,628	*	Ultra Petroleum Corp	2,833
144,920	*	UTS Energy Corp	790
122,458	*	Weatherford International Ltd	8,401

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
9,085	*	WesternZagros Resources Ltd	$22
258,924		Woodside Petroleum Ltd	11,456
760,593		XTO Energy, Inc	39,064
		TOTAL OIL AND GAS EXTRACTION	493,736

PAPER AND ALLIED PRODUCTS - 1.06%
1,909	e*	AbitibiBowater, Inc	40
2,136,403		Anglo American plc	130,984
6,161	e	Billerud AB	63
30,701	*	Canfor Corp	272
26		Canfor Plus Income Fund	-	^
135,722	*	Domtar Corporation	1,044
15,037		Holmen AB (B Shares)	558
112,081		International Paper Co	3,629
284,105		Kimberly-Clark Corp	19,700
17,867	e	Kokuyo Co Ltd	160
11,600		Lee & Man Paper Manufacturing Ltd	51
2,001		Mayr-Melnhof Karton AG.	217
65,332		MeadWestvaco Corp	2,045
33,242		Metso Oyj	1,814
59,206		Mondi Ltd	572
1,096,424		Mondi plc	9,276
210		Nippon Paper Group, Inc	632
11,021		Norske Skogindustrier ASA	92
200,563		OJI Paper Co Ltd	986
94,570		PaperlinX Ltd	221
3,407	*	Smurfit Kappa Group plc	56
63,542	*	Smurfit-Stone Container Corp	671
42,000		Sonoco Products Co	1,373
151,452		Stora Enso Oyj (R Shares)	2,267
143,643		Svenska Cellulosa AB (B Shares)	2,545
98,820		Temple-Inland, Inc	2,060
9,741		Uni-Charm Corp	616
136,590		UPM-Kymmene Oyj	2,760
		TOTAL PAPER AND ALLIED PRODUCTS	184,704

PERSONAL SERVICES - 0.04%
37,345		Cintas Corp	1,256
40,501		Davis Service Group plc	414
83,211		H&R Block, Inc	1,545
673,738		Kuala Lumpur Kepong BHD	3,545
471,955		Rentokil Initial plc	1,136
		TOTAL PERSONAL SERVICES	7,896

PETROLEUM AND COAL PRODUCTS - 6.09%
323,764		Apache Corp	34,818
1,000,000		Aromatics Thailand PCL	1,944
20,000		Ashland, Inc	949
7,638,761		BP plc	93,515
311,200		BP plc (ADR)	22,771
235,000		Cabot Oil & Gas Corp	9,487
814,322		Chevron Corp	76,001
2,000,000		China Petroleum & Chemical Corp	3,022

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
253,900		ConocoPhillips	$22,419
15,000		Cosmo Oil Co Ltd	56
311,785		Devon Energy Corp	27,721
1,384,537		ENI S.p.A.	50,708
139,671		EOG Resources, Inc	12,466
2,440,651		Exxon Mobil Corp	228,665
59,000		Frontier Oil Corp	2,394
26,612		Hellenic Petroleum S.A.	439
187,837		Hess Corp	18,945
151,752		Imperial Oil Ltd	8,398
511,511		Marathon Oil Corp	31,131
10,260		Motor Oil Hellas Corinth Refineries S.A.	237
17,400		Murphy Oil Corp	1,476
33,386	*	Newfield Exploration Co	1,759
186,218		Noble Energy, Inc	14,808
971,060		Occidental Petroleum Corp	74,762
43,658		OMV AG.	3,537
123,910		Petroleo Brasileiro S.A. (ADR)	14,279
86,726		Premier Farnell plc	253
210,362		Repsol YPF S.A.	7,498
1,822,264		Royal Dutch Shell plc (A Shares)	76,575
1,202,734		Royal Dutch Shell plc (B Shares)	50,038
61,371	e*	SandRidge Energy, Inc	2,201
44,566		Showa Shell Sekiyu KK	495
15,550		SK Corp	3,289
678,374		Statoil ASA	21,114
212,332		Suncor Energy, Inc	23,216
74,489	*	Suncor Energy, Inc	8,099
65,116		Sunoco, Inc	4,717
83,672		Tesoro Corp	3,991
68,353		TonenGeneral Sekiyu KK	675
1,003,891		Total S.A.	83,412
293,474		Valero Energy Corp	20,552
		TOTAL PETROLEUM AND COAL PRODUCTS	1,062,832

PIPELINES, EXCEPT NATURAL GAS - 0.11%
166,987		Spectra Energy Corp	4,312
348,133		TransCanada Corp	14,300
60,000	*	Wellstream Holdings plc	1,293
		TOTAL PIPELINES, EXCEPT NATURAL GAS	19,905

PRIMARY METAL INDUSTRIES - 1.10%
44,376	e	Acerinox S.A.	1,092
55,000	*	AK Steel Holding Corp	2,543
230,107		Alcoa, Inc	8,410
23,540		Allegheny Technologies, Inc	2,034
262,858	e	Arcelor	20,442
2,139		Bekaert S.A.	288
175,520		BlueScope Steel Ltd	1,487
1,072		Boehler-Uddeholm AG.	108
594,536		Corning, Inc	14,263
76,698	e	Daido Steel Co Ltd	576
63,530		DOWA HOLDINGS CO Ltd	446

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
10,913	m,v*	Dowa Mining Co Ltd	$-	^
432,136	*	Equinox Minerals Ltd	2,371
83,108		Fujikura Ltd	423
147,458		Furukawa Electric Co Ltd	573
5,382		Hoganas AB (Class B)	114
56,883		Johnson Matthey plc	2,130
629,723		Kobe Steel Ltd	2,052
266,186		Mitsubishi Materials Corp	1,139
135,239		Mitsui Mining & Smelting Co Ltd	542
98,308		Nippon Light Metal Co Ltd	172
1,388,818		Nippon Steel Corp	8,603
188,715	e	Nisshin Steel Co Ltd	664
108,921		Nucor Corp	6,450
135,127		OneSteel Ltd	730
30,245		Outokumpu Oyj	938
4,000		POSCO	2,457
19,300		Precision Castparts Corp	2,677
36,855		Salzgitter AG.	5,499
102,072		SKF AB (B Shares)	1,729
600,000		Steel Authority Of India	4,332
20,000		Steel Dynamics, Inc	1,191
179,656		Sumitomo Electric Industries Ltd	2,858
2,551,614		Sumitomo Metal Industries Ltd	11,854
132,449		Sumitomo Metal Mining Co Ltd	2,264
6,700	e	Toho Titanium Co Ltd	202
24,248		Tokyo Steel Manufacturing Co Ltd	270
6,448		Umicore	1,603
55,876		United States Steel Corp	6,756
42,000		Usinas Siderurgicas de Minas Gerais S.A.	1,923
234,288		Vallourec	63,422
24,229		Viohalco S.A.	352
46,799		Voestalpine AG.	3,383
1,200		Yamato Kogyo Co Ltd	49
		TOTAL PRIMARY METAL INDUSTRIES	191,411

PRINTING AND PUBLISHING - 0.53%
10,187		APN News & Media Ltd	47
27,828	e	Arnoldo Mondadori Editore S.p.A.	229
149,138		Dai Nippon Printing Co Ltd	2,193
77,055		Daily Mail & General Trust	762
142,449		De La Rue plc	2,769
28,545		Dun & Bradstreet Corp	2,530
56,110		Emap plc	1,028
43,996	e,m,v*	Eniro AB	16
27,296		Eniro AB	245
1,200	e	EW Scripps Co (Class A)	54
61,215		Gannett Co, Inc	2,387
34,845		Independent News & Media plc	121
287,007		John Fairfax Holdings Ltd	1,179
13,715	e	McClatchy Co (Class A)	172
198,554		McGraw-Hill Cos, Inc	8,699
8,327	e	New York Times Co (Class A)	146
354,291		Orkla ASA	6,867

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
32,890		PagesJaunes Groupe S.A.	$659
212,958		Pearson plc	3,103
37,176	*	Quebecor World, Inc	67
79,021		R.R. Donnelley & Sons Co	2,982
185,841	e	Reed Elsevier NV	3,709
2,448,083	*	Reed Elsevier plc	33,113
332,082		Reuters Group plc	4,211
12,060		Schibsted ASA	523
355,140		Singapore Press Holdings Ltd	1,110
104,227		Thomson Corp	4,255
132,540		Toppan Printing Co Ltd	1,304
72,090		Trinity Mirror plc	500
65,677		United Business Media plc	849
1,360		Washington Post Co (Class B)	1,076
75,234		Wolters Kluwer NV	2,473
202,735		Yell Group plc	1,618
117,000		Yellow Pages Income Fund	1,648
		TOTAL PRINTING AND PUBLISHING	92,644

RAILROAD TRANSPORTATION - 0.52%
537,660	e	Asciano Group	3,305
112,816		Burlington Northern Santa Fe Corp	9,390
234,152	e*	Canadian National Railway Co	11,068
71,201		Canadian Pacific Railway Ltd	4,633
379		Central Japan Railway Co	3,233
115,781		CSX Corp	5,092
1,821		East Japan Railway Co	15,029
262,307		Firstgroup plc	4,255
1,243,400		Hankyu Hanshin Holdings, Inc	5,376
127,447		Norfolk Southern Corp	6,428
147,105	e	Odakyu Electric Railway Co Ltd	936
156,440		Union Pacific Corp	19,652
403		West Japan Railway Co	2,002
		TOTAL RAILROAD TRANSPORTATION	90,399

REAL ESTATE - 1.42%
298,410		Aeon Mall Co Ltd	7,880
6,698,863		Allgreen Properties Ltd	6,934
1,893,000		Ascendas India Trust	1,683
234,571		Ascendas Real Estate Investment Trust	401
10,195,901		Ayala Land, Inc	3,520
28,321		Bovis Homes Group plc	347
137,401		British Land Co plc	2,585
66,023		Brixton plc	387
101,293		Brookfield Properties Co	1,973
2,494,488		CapitaLand Ltd	10,866
20,288		Castellum AB	211
52,803	e*	CB Richard Ellis Group, Inc (Class A)	1,138
2,288,600		Central Pattana PCL	1,699
204,142	e	Centro Properties Group	181
32,617		Centro Retail Group	27
360,792		Cheung Kong Holdings Ltd	6,672
827,000	*	China Aoyuan Property Group Ltd	440

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,891,000	*	China New Town Development Co Ltd	$775
17,000		Chinese Estates Holdings Ltd	31
519,531		City Developments Ltd	5,125
2,032		Cofinimmo	382
11,369		Corio NV	921
692,582		DB RREEF Trust	1,216
42,932		Fabege AB	440
14,072	e	Forest City Enterprises, Inc (Class A)	625
32,939	*	Forestar Real Estate Group, Inc	777
2,948		Gecina S.A.	463
69,000	*	Genting International plc	33
4,173,000		Greentown China Holdings Ltd	6,518
79,618		Hammerson plc	1,625
13,000		Hang Lung Group Ltd	71
1,188,356		Hang Lung Properties Ltd	5,380
16,000		Henderson Investment Ltd	3
211,684		Henderson Land Development Co Ltd	1,994
139,638		Hopewell Holdings	645
138,477		Hysan Development Co Ltd	395
937		ICADE	140
4,548,700		IGB Corp BHD	3,109
120,728		IMMOFINANZ Immobilien Anlagen AG.	1,227
24,069		IVG Immobilien AG.	830
19,000		Jones Lang LaSalle, Inc	1,352
84,676		Keppel Land Ltd	428
134,860		Kerry Properties Ltd	1,084
17,642		Klepierre	902
19,316		Kungsleden AB	215
19,635,000		Lai Fung Holdings Ltd	995
8,011,933		Land and Houses PCL	1,784
31,678		Leighton Holdings Ltd	1,702
30,213		Leopalace21 Corp	814
66,156		Liberty International plc	1,418
504,478		Link Real Estate Investment Trust	1,092
341,684		Macquarie Goodman Group	1,467
67,013,000		Megaworld Corp	6,088
4,079,600	*	Metro Pacific Investments Corp	435
16,789		MI Developments, Inc (Class A)	472
244,756		Mirvac Group	1,289
282,614		Mitsubishi Estate Co Ltd	6,818
200,863		Mitsui Fudosan Co Ltd	4,369
2,699,283		New World Development Ltd	9,572
12,100		Nomura Real Estate Holdings, Inc	292
113,562		ORIX Corp	19,406
18,770,500	*	PT Ciputra Property Tbk	1,199
12,420,000	*	PT Jasa Marga	2,512
26,645,900		Quality House PCL	1,677
4,690	e	Risa Partners, Inc	10,328
8,863,200		Robinsons Land Corp	3,543
113,311		Segro plc	1,060
10,114,942		Shanghai Real Estate Ltd	2,569
408,600		Shoei Co Ltd	5,534
438,104		Shui On Land Ltd	511

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
23,286		Singapore Land Ltd	$129
329,973		Sino Land Co	1,172
3,338,400		SP Setia BHD	5,027
556,400	*	SP Setia BHD	71
3,679,000	*	SPG Land Holdings Ltd	3,293
4,409	e*	St. Joe Co	157
291,038		Stockland Trust Group	2,152
788,433		Sumitomo Realty & Development Co Ltd	19,514
327,657		Sun Hung Kai Properties Ltd	6,959
66,572		Tokyo Tatemono Co Ltd	631
619,107		Tokyu Land Corp	5,331
16,862		Unibail	3,696
743		Unibail-Rodamco	162
5,398,135	*	Unitech Corporate Parks plc	12,196
420,600		Urban Corp	5,629
3,515		Wereldhave NV	384
412,718	e	Westfield Group	7,610
13,000		Wheelock & Co Ltd	40
4,681		Wihlborgs Fastigheter AB	84
112,994		Wing Tai Holdings Ltd	212
13,000		Yanlord Land Group Ltd	30
1,163,600		YNH Property BHD	950
2,650,000	*	Zhong An Real Estate Ltd	1,557
		TOTAL REAL ESTATE	247,582

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.60%
31,499		Ansell Ltd	334
847,783		Bayer AG.	77,506
146,961		Bridgestone Corp	2,615
1,700		Cooper Tire & Rubber Co	28
110,738		Denki Kagaku Kogyo KK	483
54,800	*	Goodyear Tire & Rubber Co	1,546
36,827		Michelin (C.G.D.E.) (Class B)	4,227
149,282		Mitsui Chemicals, Inc	981
73,592		Newell Rubbermaid, Inc	1,904
172,956		Nike, Inc (Class B)	11,111
27,341		Nokian Renkaat Oyj	961
751,620		Pirelli & C S.p.A.	827
41,740		Sealed Air Corp	966
7,788		Sumitomo Bakelite Co Ltd	47
39,500		Tupperware Corp	1,305
12,935	e	Uponor Oyj	326
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	105,167

SECURITY AND COMMODITY BROKERS - 1.98%
511,269	e	Allco Finance Group Ltd	2,783
151,356		Ameriprise Financial, Inc	8,341
145,940		Australian Stock Exchange Ltd	7,753
53,927	e	Babcock & Brown Ltd	1,286
10,600	e	Bear Stearns Cos, Inc	935
312,520		Bolsa de Mercadorias e Futuros - BM&F	4,389
21,873		Broadridge Financial Solutions, Inc	491
475,337		Charles Schwab Corp	12,145

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
30,281		Close Brothers Group plc	$573
12,294		CME Group, Inc	8,434
814,230		Credit Suisse Group	48,977
320,355		Daiwa Securities Group, Inc	2,914
63,073		Deutsche Boerse AG.	12,518
199,877	e*	E*Trade Financial Corp	710
326		E*Trade Securities Co Ltd	303
63,246		Franklin Resources, Inc	7,237
49,621	e*	GFI Group, Inc	4,750
157,664		Goldman Sachs Group, Inc	33,906
14,344		Hellenic Exchanges S.A.	503
252,587		Hong Kong Exchanges and Clearing Ltd	7,166
12,800	*	IntercontinentalExchange, Inc	2,464
166,258		Invesco Ltd	5,217
80,825		Janus Capital Group, Inc	2,655
3,049,200		Kim Eng Securities Thailand PCL	2,308
34,000		Korea Investment Holdings Co Ltd	2,902
1,729,041		Legal & General Group plc	4,495
34,764		Legg Mason, Inc	2,543
440,475		Lehman Brothers Holdings, Inc	28,825
40,995		London Stock Exchange Group plc	1,615
152,004	e	Macquarie Group Ltd	10,170
27,224		Matsui Securities Co Ltd	216
417,655		Merrill Lynch & Co, Inc	22,420
472,765		Morgan Stanley	25,109
51,000	*	Nasdaq Stock Market, Inc	2,524
91,000	e	Nikko Cordial Corp	1,354
939,699		Nomura Holdings, Inc	15,940
110,600	e	Nymex Holdings, Inc	14,777
36,065		NYSE Euronext	3,165
13,251		OMX AB	536
3,341,600		OSK Holdings BHD	2,344
2,192		SBI Holdings, Inc	599
109,039		Schroders plc	2,826
40,660		SEI Investments Co	1,308
121,956		Shinko Securities Co Ltd	504
1,819,056		Singapore Exchange Ltd	16,959
66,655		T Rowe Price Group, Inc	4,058
3,800		TD Ameritrade Holding Corp	76
31,272		TSX Group, Inc	1,673
		TOTAL SECURITY AND COMMODITY BROKERS	345,696

SOCIAL SERVICES - 0.01%
48,327		Vedior NV	1,217
		TOTAL SOCIAL SERVICES	1,217

SPECIAL TRADE CONTRACTORS - 0.00%**
22,349		COMSYS Holdings Corp	184
29,131		Kinden Corp	229
		TOTAL SPECIAL TRADE CONTRACTORS	413

STONE, CLAY, AND GLASS PRODUCTS - 0.69%
224,134		3M Co	18,899

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
228,298	e	Asahi Glass Co Ltd	$3,063
1,300,000		Asia Cement Corp	1,900
134,046		Boral Ltd	720
34,000		Bradespar S.A.	909
37,447		Central Glass Co Ltd	142
58,337		Cimpor Cimentos de Portugal S.A.	512
86,199		Compagnie de Saint-Gobain	8,127
32,963		Cookson Group plc	457
125,577		CRH plc	4,379
35,279		FLSmidth & Co AS	3,611
341		HeidelbergCement AG.	53
324,545		Holcim Ltd	34,772
25,841,000		Holcim Philippines, Inc	4,821
18,501		Italcementi S.p.A.	396
1,499		Italcementi S.p.A.	23
105,858	e	James Hardie Industries NV	600
1,147,200		Lafarge Malayan Cement BHD	2,029
39,622		Lafarge S.A.	7,212
1,408,000		Luks Group Vietnam Holdings Ltd	1,734
418,021		NGK Insulators Ltd	11,338
142,222		Nippon Sheet Glass Co Ltd	727
86,884	*	Owens-Illinois, Inc	4,301
384		Pargesa Holding S.A.	43
2,513,000		PT Indocement Tunggal Prakarsa Tbk	2,194
6,895,000		PT Semen Gresik Persero Tbk	4,111
5,964	*	RHI AG.	244
81,952		Sumitomo Osaka Cement Co Ltd	157
211,376		Taiheiyo Cement Corp	505
64,977	e	Toto Ltd	516
2,558,600		TPI Polene PCL	566
20,518		Wienerberger AG.	1,138
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	120,199

TEXTILE MILL PRODUCTS - 0.00%**
83		Fiberweb plc	-	^
		TOTAL TEXTILE MILL PRODUCTS	-	^

TOBACCO PRODUCTS - 1.07%
1,384,933		Altria Group, Inc	104,673
695,103		British American Tobacco plc	27,189
4,707,728		Huabao International Holdings Ltd	4,709
179,501		Imperial Tobacco Group plc	9,691
891,989		ITC Ltd	4,740
4,123		Japan Tobacco, Inc	24,654
45,900		Loews Corp (Carolina Group)	3,915
57,200	e	Reynolds American, Inc	3,773
74,263		Swedish Match AB	1,775
22,400		UST, Inc	1,228
		TOTAL TOBACCO PRODUCTS	186,347

TRANSPORTATION BY AIR - 0.25%
35,800	e*	ACE Aviation Holdings, Inc (Class A)	1,028
8,120		Aeroports de Paris	831

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
32,543		Air France-KLM	$1,144
150,000		All Nippon Airways Co Ltd	555
141,000	e*	AMR Corp	1,978
217,356		Auckland International Airport Ltd	487
97,001		BBA Aviation plc	396
149,624	*	British Airways plc	923
324,089		Cathay Pacific Airways Ltd	848
105,000	*	Continental Airlines, Inc (Class B)	2,336
133,373		FedEx Corp	11,893
2,478		Flughafen Wien AG.	286
456		Fraport AG. Frankfurt Airport Services Worldwide	36
2,000		Hong Kong Aircraft Engineerg	54
140,591		Iberia Lineas Aereas de Espana	617
210,000	*	Japan Airlines Corp	479
30,000		Korean Air Lines Co Ltd	2,461
162,127		Macquarie Airports	577
229,774		Qantas Airways Ltd	1,098
100,580	*	Ryanair Holdings plc	681
9	e*	Ryanair Holdings plc (ADR)	-	^
238,664		SABMiller plc	6,727
17,579	*	SAS AB	226
124,379		Singapore Airlines Ltd	1,502
69,679		Southwest Airlines Co	850
160,000	e	UAL Corp	5,706
		TOTAL TRANSPORTATION BY AIR	43,719

TRANSPORTATION EQUIPMENT - 3.74%
1,256,843		Austal Ltd	3,134
145,000		Autoliv, Inc	7,643
34,979		Bayerische Motoren Werke AG.	2,166
520		Bayerische Motoren Werke AG.	28
596,392		Boeing Co	52,160
661,852	*	Bombardier, Inc (Class B)	3,997
21,748	e	Brunswick Corp	371
294,308		Cobham plc	1,224
1,099,873		Cosco Corp Singapore Ltd	4,416
2,000		Daihatsu Motor Co Ltd	19
537,339		DaimlerChrysler AG.	52,244
337,435		Denso Corp	13,834
782		D'ieteren S.A.	281
86,245	e	European Aeronautic Defence and Space Co	2,753
326,351	e	Fiat S.p.A.	8,445
621,605	e*	Ford Motor Co	4,183
196,108		General Dynamics Corp	17,452
118,187		General Motors Corp	2,942
44,487		Genuine Parts Co	2,060
402,193		GKN plc	2,258
17,600		Goodrich Corp	1,243
93,544		Harley-Davidson, Inc	4,369
30,776		Harsco Corp	1,972
59,182		Hino Motors Ltd	385
476,196		Honda Motor Co Ltd	15,985
3,430		Hyundai Heavy Industries	1,621

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
1,277,269		Isuzu Motors Ltd	$5,808
45,614		ITT Industries, Inc	3,012
32,639		Jardine Cycle & Carriage Ltd	494
44,995		JTEKT Corp	810
338,044		Kawasaki Heavy Industries Ltd	1,002
2,032,010		Keppel Corp Ltd	18,352
33,224		Lagardere S.C.A.	2,491
213,940		Lockheed Martin Corp	22,519
43,722		Magna International, Inc (Class A)	3,552
52,776		MAN AG.	8,781
13,000		Mazda Motor Corp	65
50,000	*	Mitsubishi Motors Corp	85
174,875		Mitsui Engineering & Shipbuilding Co Ltd	683
555,158		Nabtesco Corp	8,836
35,421		NHK Spring Co Ltd	326
141,876		Northrop Grumman Corp	11,157
104,401		NSK Ltd	1,090
18,627		Oshkosh Truck Corp	880
128,050		Paccar, Inc	6,976
47,904	*	Pactiv Corp	1,276
74,528		Peugeot S.A.	5,650
2,292		Porsche AG.	4,644
289,472		Raytheon Co	17,571
260,849		Renault S.A.	36,997
1,072		Rieter Holding AG.	473
474,158		Rolls-Royce Group plc	5,153
19,387,111	m,v*	Rolls-Royce Group plc	39
99,712		Scania AB (B Shares)	2,376
2,814,348		SembCorp Marine Ltd	7,899
16,061		Shimano, Inc	582
846,956		Siemens AG.	134,801
2,226,640		Singapore Technologies Engineering Ltd	5,801
78,000	*	Spirit Aerosystems Holdings, Inc (Class A)	2,691
23,041		Thales S.A.	1,373
12,700		Tokai Rika Co Ltd	398
14,296		Toyoda Gosei Co Ltd	508
44,194		Toyota Industries Corp	1,808
999,225		Toyota Motor Corp	54,024
22,013		Trelleborg AB (B Shares)	461
476,168		United Technologies Corp	36,446
5,940,000	*	Vietnam Manufacturing & Export Processing Holdings Ltd	2,788
69,636		Volkswagen AG.	15,893
10,044		Volkswagen AG.	1,468
117,727		Volvo AB (A Shares)	1,967
294,769		Volvo AB (B Shares)	4,948
43,489		Yamaha Motor Co Ltd	1,053
9,993		Zodiac S.A.	639
		TOTAL TRANSPORTATION EQUIPMENT	653,831

TRANSPORTATION SERVICES - 0.12%
67,847		Altadis S.A.	4,931
31,430		Arriva plc	497
15,900		CH Robinson Worldwide, Inc	861

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
77,463		Expeditors International Washington, Inc	$3,461
668		Kuoni Reisen Holding	348
16,031	*	Lear Corp	443
329,399		MTR Corp	1,212
33,311		National Express Group plc	824
9,253		Stolt-Nielsen S.A.	276
439,868	e	Toll Holdings Ltd	4,422
55,686	*	TUI AG.	1,558
145,000		UTI Worldwide, Inc	2,842
		TOTAL TRANSPORTATION SERVICES	21,675

TRUCKING AND WAREHOUSING - 1.16%
4,138,928		Deutsche Post AG.	142,267
476,800	e	DSV AS	10,447
60,323		Kamigumi Co Ltd	437
26,262		Mitsubishi Logistics Corp	295
187,343		Nippon Express Co Ltd	964
30,991		Seino Holdings Corp	211
840,103		TNT NV	34,699
178,795		United Parcel Service, Inc (Class B)	12,644
91,378		Yamato Transport Co Ltd	1,318
		TOTAL TRUCKING AND WAREHOUSING	203,282

WATER TRANSPORTATION - 0.43%
8		A P Moller - Maersk AS (Class A)	85
291		AP Moller - Maersk AS (Class B)	3,104
180,000	e	Aries Maritime Transport Ltd	1,170
158,514		Carnival Corp	7,052
44,414		Carnival plc	1,962
1,078,000		China Shipping Development Co Ltd	2,848
26,422		Compagnie Maritime Belge S.A.	2,289
46,860		D/S Torm AS	1,645
135,000		Danaos Corp	3,565
3,190,000	*	DP World Ltd	3,892
5,272		Euronav NV	186
4,574,000		Evergreen Marine Corp Tawain Ltd	4,174
2,384,000		Ezra Holdings Ltd	5,499
32,491	e	Frontline Ltd	1,562
95,300	*	Hamburger Hafen und Logistik AG.	8,499
4,395,000		International Container Term Services, Inc	4,845
128,186	e	Kawasaki Kisen Kaisha Ltd	1,260
14,217		Kuehne & Nagel International AG.	1,362
451,145		Mitsui OSK Lines Ltd	5,759
1,002,381		Neptune Orient Lines Ltd	2,723
265,636		Nippon Yusen Kabushiki Kaisha	2,111
175,000	e	Omega Navigation Enterprises, Inc (Class A)	2,756
251,769		Orient Overseas International Ltd	1,863
36,000		Pacific Basin Shipping Ltd	58
47,623	e	Royal Caribbean Cruises Ltd	2,021
217,954		Shun TAK Holdings Ltd	343
2,000,000		Wan Hai Lines Ltd	1,819
		TOTAL WATER TRANSPORTATION	74,452

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
WHOLESALE TRADE-DURABLE GOODS - 0.50%
361,374,500	*	A-Max Holdings Ltd	$4,866
75,715	*	Arrow Electronics, Inc	2,974
88,368		Assa Abloy AB (Class B)	1,774
5,792		Autobacs Seven Co Ltd	117
281,887		Banpu PCL	3,448
145,513		Banpu PCL	1,728
38,021	*	Boart Longyear Group	78
32,000		BorgWarner, Inc	1,549
25,222		Buhrmann NV	197
87,973		Bunzl plc	1,243
16,571		Canon Marketing Japan, Inc	309
753,000	*	China High Speed Transmission Equipment Group Co Ltd	2,009
102,510		Electrocomponents plc	425
82,407		Finning International, Inc	2,393
280,980	*	Fortescue Metals Group Ltd	1,850
94,645	e	Hagemeyer NV	648
31,929		Kingspan Group plc	483
11,573	e	Martin Marietta Materials, Inc	1,535
325,998		Mitsubishi Corp	8,929
545,205		Nissan Motor Co Ltd	6,003
29,960	*	Patterson Cos, Inc	1,017
3,840	*	Prysmian S.p.A.	95
2,481,000		PT Astra International Tbk	7,211
21,901		Rautaruukki Oyj	949
215	e	Rockwool International AS (B Shares)	50
57,962		Schneider Electric S.A.	7,854
44,658	*	Securitas Direct AB (B Shares)	179
44,595		Securitas Systems AB (B Shares)	159
256,347	e	Sumitomo Corp	3,642
205,600	e	Ulvac, Inc	9,349
803,800		UMW Holdings BHD	3,792
18,765		W.W. Grainger, Inc	1,642
38,413	*	Wesfarmers Ltd	1,373
134,324		Wesfarmers Ltd	4,777
174,249		Wolseley plc	2,574
		TOTAL WHOLESALE TRADE-DURABLE GOODS	87,221

WHOLESALE TRADE-NONDURABLE GOODS - 0.82%
11,571,000	*	Alliance Global Group, Inc	1,570
16,417	e	Altana AG.	400
4,311		Axfood AB	174
218,454	e	Billabong International Ltd	2,843
12,197		Brown-Forman Corp (Class B)	904
20,433		C&C Group plc	122
116,845		Cardinal Health, Inc	6,748
11,319		Casino Guichard Perrachon S.A.	1,231
22,394		Celesio AG.	1,392
778,000		Dalian Port PDA Co Ltd	594
34,624		Dean Foods Co	895
1,072,243		Esprit Holdings Ltd	15,952
477,628		Foster's Group Ltd	2,747
217		Fyffes plc	-	^

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
506,463		Gazprom (ADR)			$28,716
52,752	*	Gildan Activewear, Inc			2,188
25,000		Hanwha Corp			1,891
52,686	e	Idearc, Inc			925
69,832		KT&G Corp			5,946
1,055,778		Li & Fung Ltd			4,265
150,000	e	Macquarie Infrastructure Co LLC			6,080
1,234,267		Marubeni Corp			8,761
9,199		Metro, Inc (Class A)			246
300,400		Nippon Oil Corp			2,444
8,862		Oriflame Cosmetics S.A.			566
49,658		Reliance Industries Ltd			3,632
56,600		San-A Co Ltd			1,712
14,571		Suzuken Co Ltd			520
163,333		Sysco Corp			5,098
40,000	*	Terra Industries, Inc			1,910
650,727		Unilever NV			23,928
238,000		Unilever NV			8,677
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			143,077

		TOTAL COMMON STOCKS			17,290,088
		(Cost $15,994,123)

WARRANTS - 0.02%

DEPOSITORY INSTITUTIONS - 0.01%
5,404,942	*	Bank of Ayudhya Pcl (Expires 9/3/08)			2,246
		TOTAL DEPOSITORY INSTITUTIONS			2,246

HOTELS AND OTHER LODGING PLACES - 0.01%
1,550,848	*	Minor International plc (Expires 3/29/08)			548
		TOTAL HOTELS AND OTHER LODGING PLACES			548

OIL AND GAS EXTRACTION - 0. 00%**
908	*	WesternZagros Resources Ltd (Expires 1/18/08)			-	^
					-	^
REAL ESTATE - 0.00%**
52,313	*	Cheuk Nang Holdings Ltd (Expires 4/30/08)			11
		TOTAL REAL ESTATE			11

		TOTAL WARRANTS			2,805
		(Cost $1,055)
PRINCIPAL

SHORT-TERM INVESTMENTS - 0.34%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.34%
$ 46,100,000		Federal Home Loan Bank (FHLB)	0.000%	01/02/08	46,100
14,000,000		(FHLB)	0.000	01/09/08	13,989
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			60,089

		TOTAL SHORT-TERM INVESTMENTS			60,089
		(Cost $60,082)

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
INVESTMENT OF COLLATERAL FOR SECURITIES LOANED - 5.32%

CERTIFICATE OF DEPOSITS - 1.56%
		ABN Amro Bank NV Chicago	$20,034
		ABN Amro Bank NV Chicago	24,976
		Allied Irish Banks plc	25,016
		Bank of Scotland	14,993
		Calyon New York	29,977
		HBOS plc	15,026
		Landesbank Baden	23,015
		Royal Bank of Scotland plc	15,008
		Royal Bank of Scotland plc	24,979
		Svenska Handelsbanken	29,973
		UBS AG.	25,003
		UBS AG.	15,025
		Westpac Banking Corp	9,989
		TOTAL CERTIFICATE OF DEPOSITS	273,014

COMMERCIAL PAPER - 0.65%
		Alliance & Leicester plc	29,629
		Alliance & Leicester plc	19,747
		Banco Santander Central Hispano S.A.	29,650
		Societe Generale North America, Inc	34,688
		TOTAL COMMERCIAL PAPER	113,714

REPURCHASE AGREEMENTS - 0.36%
		Deutsche Bank	32,484
		Salomon Brothers	30,000
		TOTAL REPURCHASE AGREEMENTS	62,484

VARIABLE NOTES - 2.75%
	g,i	ARG Funding Corp	3,332
	i	American Express Credit Account Master Trust	4,984
	g,i	American Express Credit Account Master Trust	13,890
	i	American Express Credit Account Master Trust	10,973
	i	Bank of Americal Credit Card Trust	14,886
	i	Bank of Americal Credit Card Trust	10,907
	i	Bank One Issuance Trust	4,967
	i	Brunel Residential Mortgage Securistisation plc	8,934
	i	Capital One Multi-Asset Execution Trust	2,994
	i	Capital One Multi-Asset Execution Trust	2,994
	i	Capital One Multi-Asset Execution Trust	7,947
	i	Capital One Multi-Asset Execution Trust	29,795
	i	Chase Issuance Trust	4,958
	i	Chase Issuance Trust	3,842
	i	Chase Issuance Trust	8,888
	i	Chase Issuance Trust	17,992
	i	Citibank Credit Card Issuance Trust	20,002
	i	Discover Card Master Trust	2,995
	i	Discover Card Master Trust	11,957
	i	Discover Card Master Trust	2,979
	i	Discover Card Master Trust	14,894
	i	Discover Card Master Trust	2,981
	i	Discover Card Master Trust	1,987

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

			VALUE
SHARES			(000)
	i	GE Dealer Floorplan Master Note Trust	$6,949
	i	GE Equipment Midticket LLC	8,000
	i	General Electric Capital Corp	5,970
	i	General Electric Capital Corp	3,971
	i	General Electric Capital Corp	20,053
	i	General Electric Capital Corp	9,997
	i	General Electric Capital Corp	2,992
	i	Granite Master Issuer plc	6,856
	i	Granite Master Issuer plc	5,948
	i	JP Morgan Chase & Co	21,928
	i	JP Morgan Chase & Co	19,920
	i	Medallion Trust	3,579
	i	Nelnet Student Loan Trust	12,990
	g,i	Nelnet Student Loan Trust	8,986
	g,i	Nelnet Student Loan Trust	4,961
	i	Permanent Master Issuer plc	24,095
	i	Permanent Financing plc	16,840
	i	Permanent Financing plc	4,953
	g,i	Puma Finance Limited	8,436
	i	SLM Student Loan Trust	9,969
	i	SLM Student Loan Trust	29,106
	i	Wachovia Student Loan Trust	11,850
	i	Wachovia Corp	9,902
	i	Wells Fargo & Co	10,776
		TOTAL VARIABLE NOTES	479,105

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	928,317
		(Cost $928,317)

		TOTAL PORTFOLIO - 104.70%	18,281,533
		(Cost $16,983,953)
		OTHER ASSETS & LIABILITIES, NET - (4.70%)	(820,251)

		NET ASSETS - 100.00%	$ 17,461,282

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	LLC	Limited Liability Company
	plc	Public Limited Company
	SPDR	Standard & Poor's Depository Receipt

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration to qualified institutional buyers.
		At December 31, 2007, the value of these securities amounted to $39,604,639 or 0.23% of net assets.
	i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2007.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

COLLEGE RETIREMENT EQUITIES FUND - Global Equities Account

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

COLLEGE RETIREMENT EQUITIES FUND
GROWTH ACCOUNT
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			VALUE
SHARES			(000)
COMMON STOCKS - 98.77%

AMUSEMENT AND RECREATION SERVICES - 1.60%
1,295,388	*	Activision, Inc	$38,473
91,964		Harrah's Entertainment, Inc	8,162
729,571	e*	Melco PBL Entertainment Macau Ltd (ADR)	8,434
219,535		Nintendo Co Ltd	131,468
64,438	*	Penn National Gaming, Inc	3,837
1,001,067		Walt Disney Co	32,314
27,125	e	Warner Music Group Corp	164
		TOTAL AMUSEMENT AND RECREATION SERVICES	222,852

APPAREL AND ACCESSORY STORES - 0.72%
317,544		Abercrombie & Fitch Co (Class A)	25,394
195,000	*	Aeropostale, Inc	5,168
162,627		American Eagle Outfitters, Inc	3,378
48,073	e*	AnnTaylor Stores Corp	1,229
155,606	e*	Chico's FAS, Inc	1,405
83,839	*	Hanesbrands, Inc	2,278
344,153	*	Kohl's Corp	15,762
272,732	e	Limited Brands, Inc	5,163
931,943	e	Nordstrom, Inc	34,230
118,099		Ross Stores, Inc	3,020
100,165	*	Urban Outfitters, Inc	2,730
		TOTAL APPAREL AND ACCESSORY STORES	99,757

APPAREL AND OTHER TEXTILE PRODUCTS - 0.05%
46,140		Guess ?, Inc	1,748
8,060	e	Liz Claiborne, Inc	164
48,608		Phillips-Van Heusen Corp	1,792
52,266		Polo Ralph Lauren Corp	3,229
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	6,933

AUTO REPAIR, SERVICES AND PARKING - 0.02%
182,411	*	Hertz Global Holdings, Inc	2,899
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,899

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.12%
88,698		Advance Auto Parts	3,370
37,226	*	Autozone, Inc	4,464
184,588	e*	Carmax, Inc	3,646
55,947	*	Copart, Inc	2,380
96,486	*	O'Reilly Automotive, Inc	3,129
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	16,989

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.41%
107,910	e	Fastenal Co	4,362
844,913		Home Depot, Inc	22,762

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,293,222		Lowe's Cos, Inc	$29,252
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	56,376

BUSINESS SERVICES - 12.83%
932,727		Accenture Ltd (Class A)	33,606
51,336		Acxiom Corp	602
2,004,563	*	Adobe Systems, Inc	85,655
32,203	*	Affiliated Computer Services, Inc (Class A)	1,452
23,413	e	Aircastle Ltd	616
142,494	*	Akamai Technologies, Inc	4,930
68,006	e*	Alliance Data Systems Corp	5,100
169,221	*	Amdocs Ltd	5,833
199,902	*	Autodesk, Inc	9,947
475,006		Automatic Data Processing, Inc	21,152
29,349	*	Avis Budget Group, Inc	382
337,110	*	BEA Systems, Inc	5,320
645,979	*	BMC Software, Inc	23,023
36,826		Brink's Co	2,200
220,465		CA, Inc	5,501
775,416	*	Cadence Design Systems, Inc	13,190
55,223	e*	Cerner Corp	3,115
65,676	*	ChoicePoint, Inc	2,392
163,519	*	Citrix Systems, Inc	6,215
36,357	e*	Clear Channel Outdoor Holdings, Inc (Class A)	1,006
245,422	e*	Cognizant Technology Solutions Corp (Class A)	8,330
214,025	*	Compuware Corp	1,901
480,556	e*	DST Systems, Inc	39,670
2,863,276	*	eBay, Inc	95,032
879,966	*	Electronic Arts, Inc	51,399
251,612		Electronic Data Systems Corp	5,216
114,578		Equifax, Inc	4,166
583,000	*	Expedia, Inc	18,434
71,172	*	F5 Networks, Inc	2,030
36,065		Factset Research Systems, Inc	2,009
6,009	e	Fair Isaac Corp	193
138,263		Fidelity National Information Services, Inc	5,750
144,935	*	Fiserv, Inc	8,042
25,164	e*	Getty Images, Inc	730
491,340	*	Google, Inc (Class A)	339,752
152,781	e*	HLTH Corp	2,047
152,596		IMS Health, Inc	3,516
250,943	e*	Interpublic Group of Cos, Inc	2,035
2,032,131	*	Intuit, Inc	64,236
152,731	e*	Iron Mountain, Inc	5,654
319,066	*	Juniper Networks, Inc	10,593
394,172	e*	Kinetic Concepts, Inc	21,112
70,427	e	Lamar Advertising Co (Class A)	3,385
158,030		Manpower, Inc	8,992
274,737	e	Mastercard, Inc (Class A)	59,123
404,714	*	McAfee, Inc	15,177
9,684,402		Microsoft Corp	344,765
69,924	e	MoneyGram International, Inc	1,075
106,522	*	Monster Worldwide, Inc	3,451

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
83,828	*	NAVTEQ Corp	$6,337
18,331	*	NCR Corp	460
35,140	*	Novell, Inc	241
2,495,400		Omnicom Group, Inc	118,606
8,029,500	*	Oracle Corp	181,306
163,417	e*	Red Hat, Inc	3,406
127,625	e	Robert Half International, Inc	3,451
82,798	e*	Salesforce.com, Inc	5,191
190,929	*	Sun Microsystems Inc	3,462
113,755	*	Symantec Corp	1,836
645,580	*	Synopsys, Inc	16,740
31,999	e	Total System Services, Inc	896
189,963	*	VeriSign, Inc	7,144
27,400	e*	VMware, Inc (Class A)	2,329
248,488		Waste Management, Inc	8,118
7,776	e*	WebMD Health Corp (Class A)	319
2,671,109	*	Yahoo!, Inc	62,130
		TOTAL BUSINESS SERVICES	1,781,024

CHEMICALS AND ALLIED PRODUCTS - 12.37%
2,005,917		Abbott Laboratories	112,632
5,637	e*	Abraxis Bioscience, Inc	388
588,475		Air Products & Chemicals, Inc	58,041
67,811		Albemarle Corp	2,797
10,880		Alberto-Culver Co	267
670,489	*	Amgen, Inc	31,137
22,548	e*	APP Pharmaceuticals, Inc	232
77,750		Avery Dennison Corp	4,132
348,628		Avon Products, Inc	13,781
95,418	*	Barr Pharmaceuticals, Inc	5,067
48,651	*	Biogen Idec, Inc	2,769
1,696,904		Bristol-Myers Squibb Co	45,002
41,929		Cabot Corp	1,398
419,394		Celanese Corp (Series A)	17,749
55,758	e*	Cephalon, Inc	4,001
115,000		CF Industries Holdings, Inc	12,657
19,341	*	Charles River Laboratories International, Inc	1,273
16,100		Chemtura Corp	126
54,860	e	Church & Dwight Co, Inc	2,966
110,401		Clorox Co	7,195
1,217,813		Colgate-Palmolive Co	94,941
125,564		Du Pont (E.I.) de Nemours & Co	5,536
149,953		Ecolab, Inc	7,679
417,345		Eli Lilly & Co	22,282
92,459		Estee Lauder Cos (Class A)	4,032
276,211	*	Forest Laboratories, Inc	10,068
1,520,354	*	Genentech, Inc	101,970
227,037	*	Genzyme Corp	16,901
2,683,877	*	Gilead Sciences, Inc	123,485
134,220	e*	Hospira, Inc	5,723
54,042	*	Idexx Laboratories, Inc	3,168
52,035	*	ImClone Systems, Inc	2,237
56,640		International Flavors & Fragrances, Inc	2,726

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
202,646	*	Invitrogen Corp	$18,929
161,077		Lubrizol Corp	8,724
3,362,340		Merck & Co, Inc	195,386
148,500	*	Millennium Pharmaceuticals, Inc	2,225
2,037,935		Monsanto Co	227,617
474,038	*	Mosaic Co	44,721
1,677,188	e*	Mylan Laboratories, Inc	23,581
121,746		Nalco Holding Co	2,944
48,452	*	NBTY, Inc	1,328
501,242		Novartis AG. (ADR)	27,222
103,326	e*	PDL BioPharma, Inc	1,810
680,355		Praxair, Inc	60,354
1,075,453		Procter & Gamble Co	78,960
63,687		Rohm & Haas Co	3,380
89,281		RPM International, Inc	1,812
4,946,022		Schering-Plough Corp	131,762
6,191		Scotts Miracle-Gro Co (Class A)	232
93,213	*	Sepracor, Inc	2,447
95,022		Sherwin-Williams Co	5,515
136,792	e	Shire plc (ADR)	9,432
34,222		Sigma-Aldrich Corp	1,869
2,297,545		Teva Pharmaceutical Industries Ltd (ADR)	106,790
10,252		Valspar Corp	231
72,150	*	VCA Antech, Inc	3,191
110,862	*	Vertex Pharmaceuticals, Inc	2,575
78,254	e*	Warner Chilcott Ltd (Class A)	1,387
50,303	*	Watson Pharmaceuticals, Inc	1,365
610,643		Wyeth	26,984
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,717,131

COAL MINING - 0.39%
122,429		Arch Coal, Inc	5,501
155,951		Consol Energy, Inc	11,154
71,764		Massey Energy Co	2,565
227,946		Peabody Energy Corp	14,050
412,368	e	Sasol Ltd (ADR)	20,400
		TOTAL COAL MINING	53,670

COMMUNICATIONS - 1.06%
359,599	*	American Tower Corp (Class A)	15,319
473,450		AT&T, Inc	19,677
64,288		Cablevision Systems Corp (Class A)	1,575
27,197	*	Central European Media Enterprises Ltd (Class A)	3,154
48,768		Citizens Communications Co	621
91,600		Clear Channel Communications, Inc	3,162
1,562,854	*	Comcast Corp (Class A)	28,538
161,567	e*	Crown Castle International Corp	6,721
42,561	*	CTC Media, Inc	1,285
613,153	*	DIRECTV Group, Inc	14,176
177,395	*	EchoStar Communications Corp (Class A)	6,691
68,850		Global Payments, Inc	3,203
8,336	*	IAC/InterActiveCorp	224
43,700	e*	Leap Wireless International, Inc	2,038

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,319,583	e*	Level 3 Communications, Inc	$4,012
167,968	*	Liberty Global, Inc (Class A)	6,583
313,173	*	Liberty Media Holding Corp (Interactive A)	5,975
53,392	*	MetroPCS Communications, Inc	1,038
65,254	e*	NeuStar, Inc (Class A)	1,872
148,494	*	NII Holdings, Inc	7,175
86,526	*	SBA Communications Corp (Class A)	2,928
39,677		Telephone & Data Systems, Inc	2,484
74,948	*	Time Warner Cable, Inc (Class A)	2,069
5,714	*	US Cellular Corp	481
232,001		Windstream Corp	3,021
243,327	*	XM Satellite Radio Holdings, Inc (Class A)	2,978
		TOTAL COMMUNICATIONS	147,000

DEPOSITORY INSTITUTIONS - 1.36%
14,231		Bank of Hawaii Corp	728
784,644		Bank of New York Mellon Corp	38,259
13,207	e	Capitol Federal Financial	409
44,828		Commerce Bancorp, Inc	1,710
182,120		Hudson City Bancorp, Inc	2,736
355,514		Northern Trust Corp	27,225
130,592		People's United Financial, Inc	2,325
632,686		State Street Corp	51,374
84,979		Synovus Financial Corp	2,046
15,200	e*	TFS Financial Corp	182
2,549,349		Western Union Co	61,898
		TOTAL DEPOSITORY INSTITUTIONS	188,892

EATING AND DRINKING PLACES - 1.00%
90,366		Brinker International, Inc	1,767
56,744		Burger King Holdings, Inc	1,618
64,204	e*	Cheesecake Factory	1,522
593,792		Darden Restaurants, Inc	16,454
1,099,202		McDonald's Corp	64,754
636,131	*	Starbucks Corp	13,022
163,733	e	Tim Hortons, Inc	6,047
75,164		Wendy's International, Inc	1,942
812,615		Yum! Brands, Inc	31,099
		TOTAL EATING AND DRINKING PLACES	138,225

EDUCATIONAL SERVICES - 0.10%
125,544	*	Apollo Group, Inc (Class A)	8,807
81,082	e*	Career Education Corp	2,038
35,200	*	ITT Educational Services, Inc	3,002
		TOTAL EDUCATIONAL SERVICES	13,847

ELECTRIC, GAS, AND SANITARY SERVICES - 1.60%
575,802	*	AES Corp	12,316
142,719		Allegheny Energy, Inc	9,078
1,032,140	*	Allied Waste Industries, Inc	11,374
9,414		Aqua America, Inc	200
275,461		Centerpoint Energy, Inc	4,719
354,917		Constellation Energy Group, Inc	36,390

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
103,270	*	Covanta Holding Corp	$2,856
55,108	e	DPL, Inc	1,634
44,094	*	Dynegy, Inc (Class A)	315
263,163		Exelon Corp	21,485
406,741		Fortum Oyj	18,322
361,403		FPL Group, Inc	24,496
149,647	e*	Mirant Corp	5,833
480,330	e*	NRG Energy, Inc	20,817
248,661		PPL Corp	12,953
50,268		Questar Corp	2,719
128,019		Republic Services, Inc	4,013
83,000		RWE AG.	11,650
26,121		Sierra Pacific Resources	444
76,712	*	Stericycle, Inc	4,557
432,199		Williams Cos, Inc	15,464
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	221,635

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 12.31%
380,000		ABB Ltd	10,949
213,126	e*	Advanced Micro Devices, Inc	1,598
288,779		Altera Corp	5,579
90,462		Ametek, Inc	4,237
153,700		Amphenol Corp (Class A)	7,127
262,222	e	Analog Devices, Inc	8,312
1,634,167	*	Apple Computer, Inc	323,696
534,316	*	Avnet, Inc	18,685
5,796		AVX Corp	78
404,975	e*	Broadcom Corp (Class A)	10,586
74,520	*	Ciena Corp	2,542
11,388,457	*	Cisco Systems, Inc	308,286
385,456		Cooper Industries Ltd (Class A)	20,383
274,542	e*	Cree, Inc	7,542
137,001	*	Cypress Semiconductor Corp	4,936
35,136	*	Dolby Laboratories, Inc (Class A)	1,747
123,050		Eaton Corp	11,930
132,251	e*	Energizer Holdings, Inc	14,829
41,301	*	Fairchild Semiconductor International, Inc	596
91,231	e*	First Solar, Inc	24,371
52,075		Harman International Industries, Inc	3,838
115,168		Harris Corp	7,219
1,026,140		Honeywell International, Inc	63,179
494,381	*	Infineon Technologies AG. (ADR)	5,755
53,832	*	Integrated Device Technology, Inc	609
10,840,288		Intel Corp	289,002
15,022	*	International Rectifier Corp	510
64,584		Intersil Corp (Class A)	1,581
32,473	e*	Jarden Corp	767
101,704	e*	JDS Uniphase Corp	1,353
196,473		L-3 Communications Holdings, Inc	20,814
25,972		Lincoln Electric Holdings, Inc	1,849
188,829	e	Linear Technology Corp	6,010
361,935	e*	LSI Logic Corp	1,922
401,272	*	Marvell Technology Group Ltd	5,610

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,015,925		Maxim Integrated Products, Inc	$26,902
522,579	*	MEMC Electronic Materials, Inc	46,243
188,648	e	Microchip Technology, Inc	5,927
215,864	e*	Micron Technology, Inc	1,565
64,040	e	Molex, Inc	1,748
233,292		National Semiconductor Corp	5,282
297,612	*	Network Appliance, Inc	7,428
290,000		Nokia Oyj (ADR)	11,133
72,256	*	Novellus Systems, Inc	1,992
1,011,794	*	Nvidia Corp	34,421
121,361	*	QLogic Corp	1,723
3,780,277		Qualcomm, Inc	148,754
84,524		RadioShack Corp	1,425
70,039	e*	Rambus, Inc	1,467
1,691,355	*	Renewable Energy Corp A.S.	85,972
569,120	*	Research In Motion Ltd	64,538
113,100	*	Sanmina-SCI Corp	206
46,108	*	Silicon Laboratories, Inc	1,726
1,239,531	e*	Sirius Satellite Radio, Inc	3,756
21,503	e*	Sunpower Corp (Class A)	2,804
1,236,603		Texas Instruments, Inc	41,303
48,227	*	Thomas & Betts Corp	2,365
66,541	*	Varian Semiconductor Equipment Associates, Inc	2,462
30,795	*	Vishay Intertechnology, Inc	351
47,318	e	Whirlpool Corp	3,863
252,102		Xilinx, Inc	5,513
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,708,896

ENGINEERING AND MANAGEMENT SERVICES - 1.09%
114,279	e*	Amylin Pharmaceuticals, Inc	4,228
1,341,864	*	Celgene Corp	62,007
31,543	e	Corporate Executive Board Co	1,896
76,315		Fluor Corp	11,121
26,894	*	Genpact Ltd	410
45,620	*	Gen-Probe, Inc	2,871
52,619	*	Hewitt Associates, Inc (Class A)	2,015
101,878	*	Jacobs Engineering Group, Inc	9,741
476,180	*	McDermott International, Inc	28,109
184,069	e	Moody's Corp	6,571
292,536		Paychex, Inc	10,596
124,428		Quest Diagnostics, Inc	6,582
64,153	*	Shaw Group, Inc	3,877
14,657	*	URS Corp	796
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	150,820

FABRICATED METAL PRODUCTS - 0.71%
25,408	e*	Alliant Techsystems, Inc	2,891
85,912		Ball Corp	3,866
446,127	*	Crown Holdings, Inc	11,443
1,132,759		Illinois Tool Works, Inc	60,648
241,000		Parker Hannifin Corp	18,150
23,027	e	Stanley Works	1,116
		TOTAL FABRICATED METAL PRODUCTS	98,114

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
FOOD AND KINDRED PRODUCTS - 2.79%
414,049		Anheuser-Busch Cos, Inc	$21,671
59,000		Bunge Ltd	6,868
112,816		Campbell Soup Co	4,031
1,599,549		Coca-Cola Co	98,164
22,468		General Mills, Inc	1,281
154,856		H.J. Heinz Co	7,229
59,882	e*	Hansen Natural Corp	2,652
130,000		Heineken NV	8,405
103,342	e	Hershey Co	4,072
139,017		Kellogg Co	7,288
73,405		McCormick & Co, Inc	2,783
69,964		Nestle S.A.	32,135
375,669		Pepsi Bottling Group, Inc	14,824
2,115,165		PepsiCo, Inc	160,541
329,417		Sara Lee Corp	5,290
182,205		Wrigley (Wm.) Jr Co	10,668
		TOTAL FOOD AND KINDRED PRODUCTS	387,902

FOOD STORES - 0.30%
1,354,696		Kroger Co	36,184
24,792	e*	Panera Bread Co (Class A)	888
122,318	e	Whole Foods Market, Inc	4,991
		TOTAL FOOD STORES	42,063

FORESTRY - 0.00%**
3,075		Rayonier, Inc	145
		TOTAL FORESTRY	145

FURNITURE AND FIXTURES - 0.12%
8,515		Hillenbrand Industries, Inc	474
42,889	e	HNI Corp	1,504
404,229		Johnson Controls, Inc	14,568
16,690		Masco Corp	361
		TOTAL FURNITURE AND FIXTURES	16,907

FURNITURE AND HOME FURNISHINGS STORES - 0.36%
235,454	*	Bed Bath & Beyond, Inc	6,920
78,771	e	Circuit City Stores, Inc	331
638,571	*	GameStop Corp (Class A)	39,661
53,765		Steelcase, Inc (Class A)	853
77,326	e	Williams-Sonoma, Inc	2,003
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	49,768

GENERAL BUILDING CONTRACTORS - 0.10%
7,673		Centex Corp	194
1,722	e*	NVR, Inc	902
69,776	e	Pulte Homes, Inc	735
450,873	e	Ryland Group, Inc	12,422
		TOTAL GENERAL BUILDING CONTRACTORS	14,253

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
GENERAL MERCHANDISE STORES - 1.96%
89,023	e*	Big Lots, Inc	$1,423
264,288		Costco Wholesale Corp	18,437
129,624		Family Dollar Stores, Inc	2,493
192,671		JC Penney Co, Inc	8,476
115,000		Macy's, Inc	2,975
106,034	e	Saks, Inc	2,201
737,001		Target Corp	36,850
2,895,067		TJX Cos, Inc	83,175
2,429,346		Wal-Mart Stores, Inc	115,467
		TOTAL GENERAL MERCHANDISE STORES	271,497

HEALTH SERVICES - 1.82%
71,004		AmerisourceBergen Corp	3,186
9,386	e	Brookdale Senior Living, Inc	267
579,116		Cigna Corp	31,116
11,075	*	Community Health Systems, Inc	408
55,762	*	Covance, Inc	4,830
126,301	*	Coventry Health Care, Inc	7,483
89,391	*	DaVita, Inc	5,037
49,784	e*	Edwards Lifesciences Corp	2,290
441,736	*	Express Scripts, Inc	32,247
100,115	*	Laboratory Corp of America Holdings	7,562
312,540	*	Lincare Holdings, Inc	10,989
535,905		McKesson Corp	35,107
485,598	*	Medco Health Solutions, Inc	49,240
16,143	e	Omnicare, Inc	368
42,564	e*	Pediatrix Medical Group, Inc	2,901
87,958		Pharmaceutical Product Development, Inc	3,551
49,608	*	Sierra Health Services, Inc	2,081
328,125	e*	Tenet Healthcare Corp	1,667
12,490		Universal Health Services, Inc (Class B)	639
596,249	*	WellPoint, Inc	52,309
		TOTAL HEALTH SERVICES	253,278

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.19%
211,000		Bouygues S.A.	17,584
60,867	*	Foster Wheeler Ltd	9,436
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	27,020

HOLDING AND OTHER INVESTMENT OFFICES - 1.22%
106,674	e*	Affiliated Managers Group, Inc	12,530
4,300	e	Apartment Investment & Management Co (Class A)	149
93,549		Duke Realty Corp	2,440
9,097	e	Essex Property Trust, Inc	887
26,167		Federal Realty Investment Trust	2,150
102,697		General Growth Properties, Inc	4,229
7,039		Health Care REIT, Inc	314
1,729,100		iShares Russell 1000 Growth Index Fund	105,095
26,945		Kilroy Realty Corp	1,481
62,087		Macerich Co	4,412
10,096		Plum Creek Timber Co, Inc	465
193,674		Prologis	12,275
8,220		Public Storage, Inc	603

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
103,714		Simon Property Group, Inc	$9,009
26,800		Taubman Centers, Inc	1,318
115,823	e	UDR, Inc	2,299
113,298		Ventas, Inc	5,127
52,139		WABCO Holdings, Inc	2,612
66,005	e	Weingarten Realty Investors	2,075
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	169,470

HOTELS AND OTHER LODGING PLACES - 0.68%
49,200	e	Boyd Gaming Corp	1,676
30,283		Choice Hotels International, Inc	1,005
89,811	*	Las Vegas Sands Corp	9,255
280,591		Marriott International, Inc (Class A)	9,591
687,040	*	MGM Mirage	57,725
35,628		Orient-Express Hotels Ltd (Class A)	2,049
172,259		Starwood Hotels & Resorts Worldwide, Inc	7,585
10,984		Wyndham Worldwide Corp	259
47,247		Wynn Resorts Ltd	5,298
		TOTAL HOTELS AND OTHER LODGING PLACES	94,443

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.16%
156,347	*	AGCO Corp	10,629
105,277		Alstom RGPT	22,626
1,187,032		Applied Materials, Inc	21,082
29,146		Black & Decker Corp	2,030
341,836	e*	Brocade Communications Systems, Inc	2,509
13,782	e	Carlisle Cos, Inc	510
549,823		Caterpillar, Inc	39,895
206,171		Cummins, Inc	26,260
598,362		Deere & Co	55,720
2,480,419	*	Dell, Inc	60,795
57,079		Diebold, Inc	1,654
67,472		Donaldson Co, Inc	3,129
55,408		Dover Corp	2,554
75,724	*	Dresser-Rand Group, Inc	2,957
2,116,298	*	EMC Corp	39,215
43,676		Flowserve Corp	4,202
113,272	*	FMC Technologies, Inc	6,423
130,000	*	Gardner Denver, Inc	4,290
982,110	d	Gardner Denver, Inc	36,407
56,064		Graco, Inc	2,089
109,705	*	Grant Prideco, Inc	6,090
4,871,257		Hewlett-Packard Co	245,901
69,072		IDEX Corp	2,496
16,621		Ingersoll-Rand Co Ltd (Class A)	772
1,632,600		International Business Machines Corp	176,484
1,619,351		International Game Technology	71,138
93,877		Jabil Circuit, Inc	1,434
306,668		Joy Global, Inc	20,185
38,786		Kennametal, Inc	1,468
338,103	*	Lam Research Corp	14,616
6,500		Lennox International, Inc	269
44,406	*	Lexmark International, Inc (Class A)	1,548

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
558,290		Manitowoc Co, Inc	$27,261
94,860		Pall Corp	3,825
15,475	*	Riverbed Technology, Inc	414
128,100		Rockwell Automation, Inc	8,834
116,780	e*	SanDisk Corp	3,874
54,207	e*	Scientific Games Corp (Class A)	1,802
433,971		Seagate Technology, Inc	11,066
108,879	m,v*	Seagate Technology, Inc	-	^
18,331	*	Teradata Corp	502
330,704	*	Terex Corp	21,684
34,996	e	Toro Co	1,905
155,317		Trane, Inc	7,255
110,044	*	Varian Medical Systems, Inc	5,740
52,484	e*	VeriFone Holdings, Inc	1,220
290,433	*	Western Digital Corp	8,774
58,312	*	Zebra Technologies Corp (Class A)	2,023
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	993,556

INSTRUMENTS AND RELATED PRODUCTS - 5.75%
49,491	*	Advanced Medical Optics, Inc	1,214
792,408	*	Agilent Technologies, Inc	29,113
240,962		Alcon, Inc	34,467
261,098		Allergan, Inc	16,773
26,631		Applera Corp (Applied Biosystems Group)	903
90,025		Bard (C.R.), Inc	8,534
561,950		Baxter International, Inc	32,621
42,878	e	Beckman Coulter, Inc	3,121
210,644		Becton Dickinson & Co	17,606
14,465	e	Cooper Cos, Inc	550
211,374		Danaher Corp	18,546
130,982		Dentsply International, Inc	5,897
3,651		DRS Technologies, Inc	198
3,043,717		Emerson Electric Co	172,457
709,168	e*	Flir Systems, Inc	22,197
225,012	e	Garmin Ltd	21,826
757,150	*	Hologic, Inc	51,971
32,519	*	Intuitive Surgical, Inc	10,552
1,607,579		Johnson & Johnson	107,226
163,336		Kla-Tencor Corp	7,866
990,641		Medtronic, Inc	49,800
192,045	*	Mettler-Toledo International, Inc	21,855
45,824	e*	Millipore Corp	3,353
51,336		National Instruments Corp	1,711
24,111		PerkinElmer, Inc	627
153,615		Pitney Bowes, Inc	5,844
66,244	e*	Resmed, Inc	3,480
63,201	*	Respironics, Inc	4,138
144,653		Rockwell Collins, Inc	10,411
74,133		Roper Industries, Inc	4,636
292,039	*	St. Jude Medical, Inc	11,868
260,771		Stryker Corp	19,485
34,655	*	Techne Corp	2,289
77,730	*	Teradyne, Inc	804

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
590,087	*	Thermo Electron Corp	$34,036
102,910	e*	Trimble Navigation Ltd	3,112
555,289	*	Waters Corp	43,907
203,970	*	Zimmer Holdings, Inc	13,493
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	798,487

INSURANCE AGENTS, BROKERS AND SERVICE - 0.02%
97,534		Brown & Brown, Inc	2,292
17,847	e	Gallagher (Arthur J.) & Co	432
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,724

INSURANCE CARRIERS - 2.83%
402,756		ACE Ltd	24,882
1,480,901		Aetna, Inc	85,492
1,545,625		Aflac, Inc	96,803
134,126		American International Group, Inc	7,820
135,000	*	Arch Capital Group Ltd	9,497
512,000		Axis Capital Holdings Ltd	19,953
1,135		CNA Financial Corp	38
8,296	e	Erie Indemnity Co (Class A)	430
867		Hanover Insurance Group, Inc	40
41,525		HCC Insurance Holdings, Inc	1,191
97,244	*	Health Net, Inc	4,697
519,778	*	Humana, Inc	39,144
10,977		PartnerRe Ltd	906
36,718	*	Philadelphia Consolidated Holding Co	1,445
12,502		Principal Financial Group	861
299,940		Prudential Financial, Inc	27,906
8,316		Transatlantic Holdings, Inc	604
1,153,558		UnitedHealth Group, Inc	67,137
36,523		W.R. Berkley Corp	1,089
41,285	e*	WellCare Health Plans, Inc	1,751
17,986		XL Capital Ltd (Class A)	905
		TOTAL INSURANCE CARRIERS	392,591

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
107,312	*	Corrections Corp of America	3,167
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	3,167

LEATHER AND LEATHER PRODUCTS - 0.14%
319,992	*	Coach, Inc	9,785
60,000		Continental AG.	7,806
69,289	e*	CROCS, Inc	2,551
		TOTAL LEATHER AND LEATHER PRODUCTS	20,142

METAL MINING - 0.71%
106,032	e	Cleveland-Cliffs, Inc	10,688
630,000		Companhia Vale do Rio Doce (ADR)	20,582
39,636		Foundation Coal Holdings, Inc	2,081
400,677		Freeport-McMoRan Copper & Gold, Inc (Class B)	41,045
153,154		Newmont Mining Corp	7,479
22,484	e*	Patriot Coal Corp	938

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
155,927	e	Southern Copper Corp	$16,393
		TOTAL METAL MINING	99,206

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.03%
43,169		Hasbro, Inc	1,104
149,162		Mattel, Inc	2,840
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	3,944

MISCELLANEOUS RETAIL - 2.66%
718,645	*	Amazon.com, Inc	66,575
1,563		Barnes & Noble, Inc	54
296,813		Best Buy Co, Inc	15,627
56,486	e*	Coldwater Creek, Inc	378
4,661,111		CVS Corp	185,279
71,630	*	Dick's Sporting Goods, Inc	1,989
330,550	*	Dollar Tree Stores, Inc	8,568
38,805		MSC Industrial Direct Co (Class A)	1,571
32,952	e*	Nutri/System, Inc	889
239,988	*	Office Depot, Inc	3,338
28,712		OfficeMax, Inc	593
117,229		Petsmart, Inc	2,758
614,861		Staples, Inc	14,185
766,482		Tiffany & Co	35,281
860,559		Walgreen Co	32,770
		TOTAL MISCELLANEOUS RETAIL	369,855

MOTION PICTURES - 0.82%
131,161	*	Discovery Holding Co (Class A)	3,297
267,801	*	DreamWorks Animation SKG, Inc (Class A)	6,840
2,796,163		News Corp (Class A)	57,293
51,400	e	Regal Entertainment Group (Class A)	929
464,538		Time Warner, Inc	7,670
851,778	*	Viacom, Inc (Class B)	37,410
		TOTAL MOTION PICTURES	113,439

NONDEPOSITORY INSTITUTIONS - 0.87%
1,034,133		American Express Co	53,796
13,902	e*	AmeriCredit Corp	178
75,625	e	CapitalSource, Inc	1,330
24,840		Discover Financial Services	375
52,290	e	First Marblehead Corp	800
225,414		Freddie Mac	7,680
28,525	*	GLG Partners Inc	388
352,601	*	SLM Corp	7,101
694,758		Textron, Inc	49,536
		TOTAL NONDEPOSITORY INSTITUTIONS	121,184

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
60,000		Potash Corp of Saskatchewan	8,723
89,962	e	Vulcan Materials Co	7,115
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	15,838

OIL AND GAS EXTRACTION - 4.82%
522,341		Baker Hughes, Inc	42,362

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
252,549		BJ Services Co	$6,127
576,846	*	Cameron International Corp	27,764
37,094	e*	Cheniere Energy, Inc	1,211
228,193		Chesapeake Energy Corp	8,945
22,243	e*	CNX Gas Corp	711
11,300	e*	Continental Resources, Inc	295
1,212,500	*	Denbury Resources, Inc	36,072
59,366	e	Diamond Offshore Drilling, Inc	8,430
117,886	e	ENSCO International, Inc	7,028
78,734		Equitable Resources, Inc	4,195
80,326	*	Global Industries Ltd	1,721
788,923		Halliburton Co	29,908
64,721	e*	Helix Energy Solutions Group, Inc	2,686
212,127	*	Nabors Industries Ltd	5,810
1,008,613	*	National Oilwell Varco, Inc	74,093
231,456		Noble Corp	13,079
46,278	*	Oceaneering International, Inc	3,117
108,484	*	Pride International, Inc	3,678
43,481	*	Quicksilver Resources, Inc	2,591
127,313		Range Resources Corp	6,539
68,135		Rowan Cos, Inc	2,689
765,128		Saipem S.p.A.	30,685
1,772,922		Schlumberger Ltd	174,402
172,824		Smith International, Inc	12,763
145,518	*	Southwestern Energy Co	8,108
68,545	*	Superior Energy Services	2,359
63,387	e*	Tetra Technologies, Inc	987
32,728	e	Tidewater, Inc	1,795
266,751		Transocean, Inc	38,185
31,042	*	Unit Corp	1,436
20,429	e	W&T Offshore, Inc	612
290,390	*	Weatherford International Ltd	19,921
1,724,560		XTO Energy, Inc	88,573
		TOTAL OIL AND GAS EXTRACTION	668,877

PAPER AND ALLIED PRODUCTS - 0.46%
798,843		Anglo American plc	48,978
197,300	*	Domtar Corporation	1,517
163,717		Kimberly-Clark Corp	11,352
1		Mondi plc	-	^
78,985		Packaging Corp of America	2,227
		TOTAL PAPER AND ALLIED PRODUCTS	64,074

PERSONAL SERVICES - 0.07%
87,258		Cintas Corp	2,933
277,859		H&R Block, Inc	5,160
29,875	e	Weight Watchers International, Inc	1,350
		TOTAL PERSONAL SERVICES	9,443

PETROLEUM AND COAL PRODUCTS - 2.34%
173,467		Apache Corp	18,655
81,470		Cabot Oil & Gas Corp	3,289
394,768		Devon Energy Corp	35,099

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
1,142,322		Exxon Mobil Corp	$107,024
198,586		Frontier Oil Corp	8,059
39,025		Holly Corp	1,986
21,384		Noble Energy, Inc	1,700
151,000		Occidental Petroleum Corp	11,625
142,000		Petroleo Brasileiro S.A. (ADR)	16,364
10,000	*	SandRidge Energy, Inc	359
569,351	*	Suncor Energy, Inc	61,905
103,640		Sunoco, Inc	7,508
235,744		Tesoro Corp	11,245
571,088		Valero Energy Corp	39,993
13,289	e	Western Refining, Inc	322
		TOTAL PETROLEUM AND COAL PRODUCTS	325,133

PRIMARY METAL INDUSTRIES - 0.93%
96,575	*	AK Steel Holding Corp	4,466
87,945		Allegheny Technologies, Inc	7,598
23,648		Carpenter Technology Corp	1,778
52,297	*	CommScope, Inc	2,574
2,299,312		Corning, Inc	55,160
46,373	e*	General Cable Corp	3,398
18,029		Hubbell, Inc (Class B)	930
58,323		Nucor Corp	3,454
118,296		Precision Castparts Corp	16,408
247,526		Steel Dynamics, Inc	14,745
59,627	e	Titanium Metals Corp	1,577
62,000		Vallourec	16,783
		TOTAL PRIMARY METAL INDUSTRIES	128,871

PRINTING AND PUBLISHING - 0.17%
50,507		Dun & Bradstreet Corp	4,476
28,579	e	Harte-Hanks, Inc	494
45,207		John Wiley & Sons, Inc (Class A)	1,937
295,977		McGraw-Hill Cos, Inc	12,967
39,852		Meredith Corp	2,191
9,000	*	MSCI, Inc	346
30,761	e	New York Times Co (Class A)	539
		TOTAL PRINTING AND PUBLISHING	22,950

RAILROAD TRANSPORTATION - 0.58%
288,462		Burlington Northern Santa Fe Corp	24,009
302,539		CSX Corp	13,306
37,453	e*	Kansas City Southern Industries, Inc	1,286
271,209		Norfolk Southern Corp	13,680
222,414		Union Pacific Corp	27,939
		TOTAL RAILROAD TRANSPORTATION	80,220

REAL ESTATE - 0.08%
167,949	e*	CB Richard Ellis Group, Inc (Class A)	3,619
61,698	e	Forest City Enterprises, Inc (Class A)	2,742
31,052		Jones Lang LaSalle, Inc	2,210
63,801	e*	St. Joe Co	2,265
		TOTAL REAL ESTATE	10,836

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.40%
182,736	e*	Goodyear Tire & Rubber Co	$5,157
122,053		Newell Rubbermaid, Inc	3,158
737,279		Nike, Inc (Class B)	47,363
18,061		Sealed Air Corp	418
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	56,096

SECURITY AND COMMODITY BROKERS - 4.31%
31,467	e	BlackRock, Inc	6,822
120,974		Broadridge Financial Solutions, Inc	2,713
4,897,150		Charles Schwab Corp	125,122
215,017		CME Group, Inc	147,502
237,627		Deutsche Boerse AG.	47,163
141,738	*	E*Trade Financial Corp	503
96,165		Eaton Vance Corp	4,367
73,195		Federated Investors, Inc (Class B)	3,013
213,526		Franklin Resources, Inc	24,434
339,768		Goldman Sachs Group, Inc	73,067
171,784	*	IntercontinentalExchange, Inc	33,068
666,000	e	Invesco Ltd	20,899
39,564	e*	Investment Technology Group, Inc	1,883
447,224		Janus Capital Group, Inc	14,691
45,061	e	Lazard Ltd (Class A)	1,833
46,412		Legg Mason, Inc	3,395
302,390		Merrill Lynch & Co, Inc	16,232
44,100	*	MF Global Ltd	1,388
49,965		Morgan Stanley	2,654
305,141	*	Nasdaq Stock Market, Inc	15,101
79,670	e	Nymex Holdings, Inc	10,645
226,854		NYSE Euronext	19,911
110,230		SEI Investments Co	3,546
228,920		T Rowe Price Group, Inc	13,937
216,945		TD Ameritrade Holding Corp	4,352
		TOTAL SECURITY AND COMMODITY BROKERS	598,241

SPECIAL TRADE CONTRACTORS - 0.03%
142,989	e*	Quanta Services, Inc	3,752
		TOTAL SPECIAL TRADE CONTRACTORS	3,752

STONE, CLAY, AND GLASS PRODUCTS - 0.48%
581,184		3M Co	49,005
42,673	e	Eagle Materials, Inc	1,514
120,380		Gentex Corp	2,139
269,788	*	Owens-Illinois, Inc	13,355
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	66,013

TOBACCO PRODUCTS - 1.01%
1,567,333		Altria Group, Inc	118,459
205,854		Loews Corp (Carolina Group)	17,559
76,479		UST, Inc	4,191
		TOTAL TOBACCO PRODUCTS	140,209

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

			VALUE
SHARES			(000)
TRANSPORTATION BY AIR - 0.27%
205,590	e*	AMR Corp	$2,884
84,530	*	Continental Airlines, Inc (Class B)	1,881
14,323	e	Copa Holdings S.A. (Class A)	538
231,296	*	Delta Air Lines, Inc	3,444
221,808		FedEx Corp	19,779
156,051	*	Northwest Airlines Corp	2,264
144,993	e	Southwest Airlines Co	1,769
133,789	e	UAL Corp	4,771
		TOTAL TRANSPORTATION BY AIR	37,330

TRANSPORTATION EQUIPMENT - 2.84%
40,815		Autoliv, Inc	2,151
337,479	*	BE Aerospace, Inc	17,853
1,435,580		Boeing Co	125,556
47,287		General Dynamics Corp	4,208
177,665		Goodrich Corp	12,545
210,481		Harley-Davidson, Inc	9,832
70,644		Harsco Corp	4,526
99,433		ITT Industries, Inc	6,567
547,709		Lockheed Martin Corp	57,652
220,541		Northrop Grumman Corp	17,343
63,198		Oshkosh Truck Corp	2,987
319,866		Paccar, Inc	17,426
112,197	*	Pactiv Corp	2,988
466,669		Raytheon Co	28,327
51,222	*	Spirit Aerosystems Holdings, Inc (Class A)	1,767
27,555	e	Thor Industries, Inc	1,047
61,329	e	Trinity Industries, Inc	1,702
927,249		United Technologies Corp	70,972
40,000		Volkswagen AG.	9,129
		TOTAL TRANSPORTATION EQUIPMENT	394,578

TRANSPORTATION SERVICES - 0.13%
146,963		CH Robinson Worldwide, Inc	7,954
182,233		Expeditors International Washington, Inc	8,142
17,328		GATX Corp	636
82,829		UTI Worldwide, Inc	1,623
		TOTAL TRANSPORTATION SERVICES	18,355

TRUCKING AND WAREHOUSING - 0.33%
29,021		Con-way, Inc	1,206
83,175	e	J.B. Hunt Transport Services, Inc	2,291
46,682		Landstar System, Inc	1,968
578,847		United Parcel Service, Inc (Class B)	40,936
		TOTAL TRUCKING AND WAREHOUSING	46,401

WATER TRANSPORTATION - 0.40%
153,660		Carnival Corp	6,836
40,858	e	Frontline Ltd	1,961
45,280	*	Kirby Corp	2,105
1,048,542	e	Royal Caribbean Cruises Ltd	44,500
		TOTAL WATER TRANSPORTATION	55,402

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
WHOLESALE TRADE-DURABLE GOODS - 0.25%
58,789	*	Arrow Electronics, Inc			$2,309
152,770		BorgWarner, Inc			7,395
35,761	e	Martin Marietta Materials, Inc			4,742
120,764	e*	Patterson Cos, Inc			4,100
46,374	e	Pool Corp			920
6,230		Reliance Steel & Aluminum Co			338
154,757		W.W. Grainger, Inc			13,544
40,542	e*	WESCO International, Inc			1,607
		TOTAL WHOLESALE TRADE-DURABLE GOODS			34,955

WHOLESALE TRADE-NONDURABLE GOODS - 0.47%
64,163		Airgas, Inc			3,344
31,523	e*	Bare Escentuals, Inc			764
47,617		Brown-Forman Corp (Class B)			3,529
313,042		Cardinal Health, Inc			18,078
7,000		Dean Foods Co			181
115,835	*	Endo Pharmaceuticals Holdings, Inc			3,089
77,221	*	Henry Schein, Inc			4,741
43,945		Herbalife Ltd			1,770
531,000		Sysco Corp			16,573
255,000	*	Terra Industries, Inc			12,179
28,599	e*	Tractor Supply Co			1,028
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			65,276

		TOTAL COMMON STOCKS			13,712,951
		(Cost $12,256,980)
PRINCIPAL

SHORT-TERM INVESTMENTS - 4.98%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 1.25%
$ 75,700,000	d	Federal Home Loan Bank (FHLB)	0.000%	01/02/08	75,700
72,965,000	d	(FHLB)	0.000	01/07/08	72,925
25,000,000		Federal National Mortgage Association (FNMA)	0.000	02/01/08	24,914
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			173,539

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.73%
517,674,948		State Street Navigator Securities Lending Prime Portfolio			517,675
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			517,675

		TOTAL SHORT-TERM INVESTMENTS			691,214
		(Cost $691,190)

		TOTAL PORTFOLIO - 103.75%			14,404,165
		(Cost $12,948,170)
		OTHER ASSETS & LIABILITIES, NET - (3.75%)			(520,821)

		NET ASSETS - 100.00%			$13,883,344

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt.
	plc	Public Limited Company

COLLEGE RETIREMENT EQUITIES FUND - Growth Account

*	Non-income producing.
**	Percentage represents less than 0.01%.
^	Amount represents less than $1,000.
d	All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements.
e	All or a portion of these securities are out on loan.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.
Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-mini S&P 500 Index	1,545	$ 114,113,700	March 2008	$ (1,459,467)

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

COLLEGE RETIREMENT EQUITIES FUND
EQUITY INDEX ACCOUNT
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

			VALUE
SHARES			(000)
COMMON STOCKS - 99.75%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
30,203	e*	Chiquita Brands International, Inc	$555
		TOTAL AGRICULTURAL PRODUCTION-CROPS	555

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
9,280	e	Cal-Maine Foods, Inc	246
28,510	e	Pilgrim's Pride Corp	825
269	e	Seaboard Corp	396
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	1,467

AGRICULTURAL SERVICES - 0.00%**
8,402	e*	Cadiz, Inc	176
		TOTAL AGRICULTURAL SERVICES	176

AMUSEMENT AND RECREATION SERVICES - 0.66%
204,299	*	Activision, Inc	6,068
37,655	e*	Bally Technologies, Inc	1,872
6,588		Churchill Downs, Inc	356
9,373	e	Dover Downs Gaming & Entertainment, Inc	106
132,020		Harrah's Entertainment, Inc	11,717
24,506		International Speedway Corp (Class A)	1,009
16,338	e*	Lakes Entertainment, Inc	113
22,402	*	Leapfrog Enterprises, Inc	151
22,534	e*	Life Time Fitness, Inc	1,120
49,611	e*	Live Nation, Inc	720
26,149	e*	Magna Entertainment Corp	25
38,289	e*	Marvel Entertainment, Inc	1,023
14,684	e*	MTR Gaming Group, Inc	100
19,119	e*	Multimedia Games, Inc	159
51,861	*	Penn National Gaming, Inc	3,088
43,754	e*	Pinnacle Entertainment, Inc	1,031
51,146	e*	Six Flags, Inc	104
9,984	e	Speedway Motorsports, Inc	310
11,514	e*	Town Sports International Holdings, Inc	110
1,408,524		Walt Disney Co	45,467
32,215	e	Warner Music Group Corp	195
53,876	e*	Westwood One, Inc	107
29,786	e*	WMS Industries, Inc	1,091
14,269		World Wrestling Entertainment, Inc	211
		TOTAL AMUSEMENT AND RECREATION SERVICES	76,253

APPAREL AND ACCESSORY STORES - 0.53%
62,025		Abercrombie & Fitch Co (Class A)	4,960
54,861	*	Aeropostale, Inc	1,454
131,782		American Eagle Outfitters, Inc	2,737
49,019	*	AnnTaylor Stores Corp	1,253
16,896	e	Bebe Stores, Inc	217
32,106	e	Brown Shoe Co, Inc	487
10,318		Buckle, Inc	340

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,748	e*	Cache, Inc	$82
38,598	e*	Carter's, Inc	747
25,746	e*	Casual Male Retail Group, Inc	133
21,208	e	Cato Corp (Class A)	332
18,007	e*	Charlotte Russe Holding, Inc	291
84,814	e*	Charming Shoppes, Inc	459
124,659	*	Chico's FAS, Inc	1,126
17,847	e*	Children's Place Retail Stores, Inc	463
27,159	e	Christopher & Banks Corp	311
9,666	e*	Citi Trends, Inc	149
45,917	e*	Collective Brands, Inc	798
33,313	e*	Dress Barn, Inc	417
12,248	e*	DSW, Inc (Class A)	230
21,786	e*	Eddie Bauer Holdings, Inc	138
28,742	*	Finish Line, Inc (Class A)	70
110,542		Foot Locker, Inc	1,510
392,231		Gap, Inc	8,347
69,757	e*	Hanesbrands, Inc	1,895
31,627	e*	HOT Topic, Inc	184
30,725	e*	J Crew Group, Inc	1,481
15,736	e*	Jo-Ann Stores, Inc	206
12,803	e*	JOS A Bank Clothiers, Inc	364
226,975	*	Kohl's Corp	10,395
226,826		Limited Brands, Inc	4,294
15,006	*	New York & Co, Inc	96
182,654		Nordstrom, Inc	6,709
49,497	*	Pacific Sunwear Of California, Inc	698
98,357		Ross Stores, Inc	2,515
5,056	e*	Shoe Carnival, Inc	71
30,798	e	Stage Stores, Inc	456
3,565	e	Syms Corp	54
16,391	e	Talbots, Inc	194
21,729	e*	Tween Brands, Inc	575
18,524	e*	Under Armour, Inc (Class A)	809
81,421	*	Urban Outfitters, Inc	2,220
60,082	e*	Wet Seal, Inc (Class A)	140
		TOTAL APPAREL AND ACCESSORY STORES	60,407

APPAREL AND OTHER TEXTILE PRODUCTS - 0.15%
9,339	e	Columbia Sportswear Co	412
9,368	*	G-III Apparel Group Ltd	138
38,371	e	Guess ?, Inc	1,454
24,603	*	Gymboree Corp	749
77,026	e	Jones Apparel Group, Inc	1,232
18,458	e	Kellwood Co	307
74,047		Liz Claiborne, Inc	1,507
8,000	e*	Lululemon Athletica, Inc	379
13,600	*	Maidenform Brands, Inc	184
39,481		Phillips-Van Heusen Corp	1,455
43,818		Polo Ralph Lauren Corp	2,708
88,227	*	Quiksilver, Inc	757
9,215	e*	True Religion Apparel, Inc	197
63,199		VF Corp	4,339
33,246	*	Warnaco Group, Inc	1,157
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	16,975

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
AUTO REPAIR, SERVICES AND PARKING - 0.08%
7,541	e*	Amerco, Inc	$495
19,858	e*	Dollar Thrifty Automotive Group, Inc	470
52,808	e*	Exide Technologies	422
226,879	e*	Hertz Global Holdings, Inc	3,605
10,010	e*	Midas, Inc	147
12,456		Monro Muffler, Inc	243
43,349		Ryder System, Inc	2,038
3,701	*	Standard Parking Corp	180
28,100	*	Wright Express Corp	997
		TOTAL AUTO REPAIR, SERVICES AND PARKING	8,597

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.16%
75,964		Advance Auto Parts	2,886
18,263		Asbury Automotive Group, Inc	275
112,366	e*	Autonation, Inc	1,759
32,750	*	Autozone, Inc	3,927
155,144	e*	Carmax, Inc	3,064
50,363	*	Copart, Inc	2,143
32,325	e*	CSK Auto Corp	162
12,002	e	Lithia Motors, Inc (Class A)	165
11,554	e*	MarineMax, Inc	179
80,048	*	O'Reilly Automotive, Inc	2,596
39,290	e	Penske Auto Group, Inc	686
21,664	e*	Rush Enterprises, Inc (Class A)	394
21,187	e	Sonic Automotive, Inc (Class A)	410
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	18,646

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.53%
9,000	e*	Builders FirstSource, Inc	65
53,181	e*	Central Garden and Pet Co (Class A)	285
89,499	e	Fastenal Co	3,617
1,211,282		Home Depot, Inc	32,632
1,070,982		Lowe's Cos, Inc	24,226
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	60,825

BUSINESS SERVICES - 7.35%
274,681	*	3Com Corp	1,242
10,702	e*	3D Systems Corp	165
30,587	e	Aaron Rents, Inc	588
34,759		ABM Industries, Inc	709
19,911	e*	Acacia Research (Acacia Technologies)	179
424,709		Accenture Ltd (Class A)	15,302
27,282	e*	ACI Worldwide, Inc	519
40,528	*	Actuate Corp	315
44,925		Acxiom Corp	527
19,460	e	Administaff, Inc	550
415,810	*	Adobe Systems, Inc	17,768
17,568	e*	Advent Software, Inc	950
65,443	*	Affiliated Computer Services, Inc (Class A)	2,951
17,375	e	Aircastle Ltd	457
119,553	*	Akamai Technologies, Inc	4,137
55,591	e*	Alliance Data Systems Corp	4,169
140,314	*	Amdocs Ltd	4,837
18,475	e*	American Reprographics Co	304
23,326	*	AMN Healthcare Services, Inc	401

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
11,435	*	Ansoft Corp	$296
54,586	*	Ansys, Inc	2,263
22,433	e	Arbitron, Inc	933
55,146	e*	Ariba, Inc	615
79,212	*	Art Technology Group, Inc	342
64,263	*	Aspen Technology, Inc	1,042
11,658	e	Asset Acceptance Capital Corp	121
4,900	e*	athenahealth, Inc	176
163,135	*	Autodesk, Inc	8,118
391,052		Automatic Data Processing, Inc	17,414
73,503	*	Avis Budget Group, Inc	956
35,025	*	Avocent Corp	816
8,158	e*	Bankrate, Inc	392
4,811	e	Barrett Business Services	87
277,257	*	BEA Systems, Inc	4,375
147,378	e*	BearingPoint, Inc	417
31,258	e	Blackbaud, Inc	876
19,831	*	Blackboard, Inc	798
4,100	*	BladeLogic, Inc	121
21,784	*	Blue Coat Systems, Inc	716
141,944	*	BMC Software, Inc	5,059
52,351	e*	Borland Software Corp	158
12,774	e*	Bottomline Technologies, Inc	179
31,440	e*	BPZ Energy, Inc	351
35,469	e	Brady Corp (Class A)	1,245
30,798		Brink's Co	1,840
291,155		CA, Inc	7,264
23,836	e*	CACI International, Inc (Class A)	1,067
196,961	*	Cadence Design Systems, Inc	3,350
7,726	*	Capella Education Co	506
4,557	e*	Cavium Networks, Inc	105
46,548	e*	CBIZ, Inc	457
46,408	e*	Cerner Corp	2,617
53,696	*	ChoicePoint, Inc	1,956
22,101	*	Chordiant Software, Inc	189
36,800	e*	Ciber, Inc	225
131,364	*	Citrix Systems, Inc	4,993
5,919	e*	Clayton Holdings, Inc	31
28,047	e*	Clear Channel Outdoor Holdings, Inc (Class A)	776
33,165	e*	CMGI, Inc	434
106,270	e*	CNET Networks, Inc	971
35,274	*	Cogent Communications Group, Inc	836
30,867	e*	Cogent, Inc	344
33,274		Cognex Corp	670
205,628	*	Cognizant Technology Solutions Corp (Class A)	6,979
24,951	*	Commvault Systems, Inc	528
14,638	e	Compass Diversified Trust	218
6,637	e	Computer Programs & Systems, Inc	151
122,395	*	Computer Sciences Corp	6,055
224,076	*	Compuware Corp	1,990
11,985	*	COMSYS IT Partners, Inc	189
24,465	e*	Concur Technologies, Inc	886
5,100	*	Constant Contact Inc	110
101,983	*	Convergys Corp	1,679
13,466	e*	CoStar Group, Inc	636
35,280	e*	CSG Systems International, Inc	519

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
44,487	e*	Cybersource Corp	$791
4,000	*	Data Domain, Inc	105
23,730	*	DealerTrack Holdings, Inc	794
37,676		Deluxe Corp	1,239
29,248	e*	Digital River, Inc	967
16,736	*	DivX, Inc	234
5,742	*	Double-Take Software, Inc	125
38,121	e*	DST Systems, Inc	3,147
18,300	e*	DynCorp International, Inc (Class A)	492
94,764	e*	Earthlink, Inc	670
813,390	*	eBay, Inc	26,996
18,386	e*	Echelon Corp	379
31,866	e*	Eclipsys Corp	807
11,677	e	Electro Rent Corp	173
220,150	*	Electronic Arts, Inc	12,859
359,557		Electronic Data Systems Corp	7,454
42,487	e*	Epicor Software Corp	501
18,554	e*	EPIQ Systems, Inc	323
101,323		Equifax, Inc	3,684
25,524	e*	Equinix, Inc	2,580
15,409	e*	eSpeed, Inc (Class A)	174
51,812	e*	Evergreen Energy, Inc	116
16,145	e*	ExlService Holdings, Inc	373
135,693	e*	Expedia, Inc	4,291
60,414	*	F5 Networks, Inc	1,723
30,351	e	Factset Research Systems, Inc	1,691
43,312	e	Fair Isaac Corp	1,392
22,225	e*	FalconStor Software, Inc	250
136,153		Fidelity National Information Services, Inc	5,663
5,700	e*	First Advantage Corp (Class A)	94
118,984	*	Fiserv, Inc	6,602
9,100	*	Forrester Research, Inc	255
13,613	e	FTD Group, Inc	175
48,873	e*	Gartner, Inc	858
15,914	*	Gerber Scientific, Inc	172
35,093	*	Getty Images, Inc	1,018
19,091	e	Gevity HR, Inc	147
31,343	e*	Global Cash Access, Inc	190
12,262	e*	Global Sources Ltd	346
163,401	*	Google, Inc (Class A)	112,989
12,787	e*	H&E Equipment Services, Inc	241
27,742	e	Healthcare Services Group	588
10,050	e	Heartland Payment Systems, Inc	269
14,300		Heidrick & Struggles International, Inc	531
121,999	e*	HLTH Corp	1,635
14,696	*	HMS Holdings Corp	488
17,722	*	Hudson Highland Group, Inc	149
37,591	e*	Hypercom Corp	187
10,436	e*	i2 Technologies, Inc	131
4,942	e*	ICT Group, Inc	59
12,987	e*	iGate Corp	110
22,361	*	IHS, Inc (Class A)	1,354
8,904	e	Imergent, Inc	94
138,645		IMS Health, Inc	3,194
62,260	*	Informatica Corp	1,122
23,086	e	Infospace, Inc	434

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
20,612		infoUSA, Inc	$184
16,715	e*	Innerworkings, Inc	289
11,821	e*	Innovative Solutions & Support, Inc	115
5,702	e*	Integral Systems, Inc	133
25,164	e	Interactive Data Corp	831
9,285	e*	Interactive Intelligence, Inc	245
34,783	e*	Internap Network Services Corp	290
32,107	e*	Internet Capital Group, Inc	377
331,264	e*	Interpublic Group of Cos, Inc	2,687
30,914	*	Interwoven, Inc	440
247,953	*	Intuit, Inc	7,838
20,768	*	inVentiv Health, Inc	643
45,508	e*	Ipass, Inc	185
126,088	e*	Iron Mountain, Inc	4,668
54,563		Jack Henry & Associates, Inc	1,328
18,698	e*	JDA Software Group, Inc	383
369,335	*	Juniper Networks, Inc	12,262
16,327		Kelly Services, Inc (Class A)	305
17,839	e*	Kenexa Corp	346
10,875	*	Keynote Systems, Inc	153
21,985	*	Kforce, Inc	214
37,837	e*	Kinetic Concepts, Inc	2,027
19,259	e*	Knot, Inc	307
30,104	e*	Korn/Ferry International	567
58,784	e	Lamar Advertising Co (Class A)	2,826
100,230	*	Lawson Software, Inc	1,026
43,208	e*	Lionbridge Technologies	153
4,800	e*	Liquidity Services, Inc	62
25,944	*	LivePerson, Inc	139
11,455	e*	LoJack Corp	193
23,625	e*	Magma Design Automation, Inc	288
19,563	*	Manhattan Associates, Inc	516
59,795		Manpower, Inc	3,402
12,905	*	Mantech International Corp (Class A)	565
16,386	e	Marchex, Inc (Class B)	178
57,244	e	Mastercard, Inc (Class A)	12,319
116,829	*	McAfee, Inc	4,381
62,676	*	Mentor Graphics Corp	676
5,843,700		Microsoft Corp	208,036
7,982	*	MicroStrategy, Inc (Class A)	759
25,516	e*	Midway Games, Inc	70
64,372	e	MoneyGram International, Inc	989
90,011	*	Monster Worldwide, Inc	2,916
76,340	e*	Move, Inc	187
73,891	*	MPS Group, Inc	808
30,812	*	MSC.Software Corp	400
69,755	*	NAVTEQ Corp	5,273
127,189	*	NCR Corp	3,192
24,391	e*	Ness Technologies, Inc	225
32,938	e*	NetFlix, Inc	877
18,588	*	Network Equipment Technologies, Inc	157
27,305		NIC, Inc	230
245,266	*	Novell, Inc	1,685
93,462	e*	Nuance Communications, Inc	1,746
233,822		Omnicom Group, Inc	11,114
20,186	e*	Omniture, Inc	672

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
25,372	e*	On Assignment, Inc	$178
14,464	e*	Online Resources Corp	172
66,009	e*	OpenTV Corp (Class A)	87
2,738,665	*	Oracle Corp	61,839
25,857	e*	Packeteer, Inc	159
82,059	*	Parametric Technology Corp	1,465
13,662	e*	PDF Solutions, Inc	123
7,322		Pegasystems, Inc	87
13,179	e*	PeopleSupport, Inc	180
20,679	e*	Perficient, Inc	325
61,125	*	Perot Systems Corp (Class A)	825
29,033	*	Phase Forward, Inc	631
10,816	e	Portfolio Recovery Associates, Inc	429
49,575	*	Premiere Global Services, Inc	736
28,939	*	Progress Software Corp	975
4,545	e	Protection One, Inc	54
8,302	e	QAD, Inc	78
11,520	e	Quality Systems, Inc	351
47,410	*	Quest Software, Inc	874
15,387	e*	Radiant Systems, Inc	265
15,185	e*	Radisys Corp	203
21,858	e*	Raser Technologies, Inc	325
76,360	e*	RealNetworks, Inc	465
137,532	e*	Red Hat, Inc	2,866
5,893	e	Renaissance Learning, Inc	83
49,265	*	Rent-A-Center, Inc	715
10,621	e*	RightNow Technologies, Inc	168
103,929		Robert Half International, Inc	2,810
30,289	e	Rollins, Inc	582
14,869	e*	RSC Holdings, Inc	187
41,988	*	S1 Corp	307
67,031	e*	Salesforce.com, Inc	4,202
55,315	*	Sapient Corp	487
35,286	e*	Secure Computing Corp	339
8,963	e*	SI International, Inc	246
20,806	e*	Smith Micro Software, Inc	176
21,198	e*	Sohu.com, Inc	1,156
45,445	*	SonicWALL, Inc	487
178,279	e*	Sonus Networks, Inc	1,039
47,815	e	Sotheby's	1,822
4,962	*	Sourcefire, Inc	41
42,038	*	Spherion Corp	306
13,651	e*	SPSS, Inc	490
31,079	e*	SRA International, Inc (Class A)	915
14,356	e*	Stratasys, Inc	371
631,073	*	Sun Microsystems Inc	11,441
69,226	*	Sybase, Inc	1,806
20,941	*	SYKES Enterprises, Inc	377
640,259	*	Symantec Corp	10,334
13,094	e*	Synchronoss Technologies, Inc	464
8,784	e*	SYNNEX Corp	172
102,202	*	Synopsys, Inc	2,650
9,061	e	Syntel, Inc	349
52,739	e*	Take-Two Interactive Software, Inc	973
11,400	e	TAL International Group, Inc	260
9,690	*	Taleo Corp (Class A)	289

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
5,765	e*	TechTarget, Inc	$85
29,375	*	TeleTech Holdings, Inc	625
12,795	e	TheStreet.com, Inc	204
48,928	e*	THQ, Inc	1,379
147,312	*	TIBCO Software, Inc	1,189
16,913	e	TNS, Inc	300
25,671	e	Total System Services, Inc	719
18,504	e*	TradeStation Group, Inc	263
5,197	e*	Travelzoo, Inc	71
32,191	e*	Trizetto Group, Inc	559
38,790	e*	TrueBlue, Inc	562
15,759	e*	Ultimate Software Group, Inc	496
6,599	e*	Unica Corp	61
246,359	*	Unisys Corp	1,165
47,520	e	United Online, Inc	562
57,871	*	United Rentals, Inc	1,063
70,702	*	Valueclick, Inc	1,548
19,828	e*	Vasco Data Security International	554
157,725	*	VeriSign, Inc	5,932
15,178	e	Viad Corp	479
20,615	*	Vignette Corp	301
12,203	*	Visual Sciences, Inc	226
27,400	e*	VMware, Inc (Class A)	2,329
9,154	*	Vocus, Inc	316
12,149	e*	Volt Information Sciences, Inc	222
365,656		Waste Management, Inc	11,946
4,946	e*	WebMD Health Corp (Class A)	203
33,540	e*	Websense, Inc	570
53,517	*	Wind River Systems, Inc	478
862,982	*	Yahoo!, Inc	20,073
		TOTAL BUSINESS SERVICES	843,025

CHEMICALS AND ALLIED PRODUCTS - 9.45%
1,093,842		Abbott Laboratories	61,419
4,621	e*	Abraxis Bioscience, Inc	318
21,809	e*	Acadia Pharmaceuticals, Inc	241
15,016	e*	Acorda Therapeutics, Inc	330
21,334	e*	Adams Respiratory Therapeutics, Inc	1,274
153,074		Air Products & Chemicals, Inc	15,098
17,349	e*	Albany Molecular Research, Inc	249
56,528	e	Albemarle Corp	2,332
61,370		Alberto-Culver Co	1,506
27,335	e*	Alexion Pharmaceuticals, Inc	2,051
14,002	e*	Alexza Pharmaceuticals, Inc	113
70,988	*	Alkermes, Inc	1,107
30,230	e*	Allos Therapeutics, Inc	190
22,480	e*	Alnylam Pharmaceuticals, Inc	654
30,554	e*	Alpharma, Inc (Class A)	616
10,122	e*	AMAG Pharmaceuticals, Inc	609
49,682	*	American Oriental Bioengineering, Inc	550
12,379		American Vanguard Corp	215
772,385	*	Amgen, Inc	35,870
8,652	*	Animal Health International, Inc	106
18,485	e*	APP Pharmaceuticals, Inc	190
16,685		Arch Chemicals, Inc	613
43,996	e*	Arena Pharmaceuticals, Inc	344

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
23,529	e*	Arqule, Inc	$136
33,623	e*	Array Biopharma, Inc	283
24,502	e*	Arrowhead Research Corp	93
20,021	*	Auxilium Pharmaceuticals, Inc	600
24,200	e*	Aventine Renewable Energy Holdings, Inc	309
75,706		Avery Dennison Corp	4,023
310,135		Avon Products, Inc	12,260
11,970	e	Balchem Corp	268
77,758	*	Barr Pharmaceuticals, Inc	4,129
10,191	e*	Bentley Pharmaceuticals, Inc	154
3,558	e*	Biodel, Inc	83
209,961	*	Biogen Idec, Inc	11,951
72,673	*	BioMarin Pharmaceuticals, Inc	2,573
7,589	e*	BioMimetic Therapeutics, Inc	132
31,390	e*	Bionovo, Inc	54
9,920	e*	Bradley Pharmaceuticals, Inc	195
1,398,402		Bristol-Myers Squibb Co	37,086
45,568		Cabot Corp	1,519
11,732	e*	Cadence Pharmaceuticals, Inc	174
28,512	e*	Calgon Carbon Corp	453
20,927		Cambrex Corp	175
5,883	e*	Caraco Pharmaceutical Laboratories Ltd	101
95,347		Celanese Corp (Series A)	4,035
52,007	*	Cell Genesys, Inc	120
46,785	*	Cephalon, Inc	3,357
39,849		CF Industries Holdings, Inc	4,386
47,691	*	Charles River Laboratories International, Inc	3,138
12,829	e*	Chattem, Inc	969
179,587		Chemtura Corp	1,401
46,500	e	Church & Dwight Co, Inc	2,514
102,209		Clorox Co	6,661
364,229		Colgate-Palmolive Co	28,395
43,598	*	Cubist Pharmaceuticals, Inc	894
27,159	e*	Cypress Bioscience, Inc	300
29,796		Cytec Industries, Inc	1,835
18,758	e*	Cytokinetics, Inc	89
62,426	e*	CytRx Corp	177
59,949	e*	Dendreon Corp	373
58,878	e*	Discovery Laboratories, Inc	127
673,945		Dow Chemical Co	26,567
652,888		Du Pont (E.I.) de Nemours & Co	28,786
50,131	e*	Durect Corp	322
59,583		Eastman Chemical Co	3,640
125,150		Ecolab, Inc	6,409
706,045		Eli Lilly & Co	37,696
17,426	e*	Elizabeth Arden, Inc	355
42,677	e*	Encysive Pharmaceuticals, Inc	36
28,467	e*	Enzon Pharmaceuticals, Inc	271
77,181		Estee Lauder Cos (Class A)	3,366
28,545		Ferro Corp	592
54,030		FMC Corp	2,947
226,321	*	Forest Laboratories, Inc	8,249
331,501	*	Genentech, Inc	22,234
47,588	e*	GenVec, Inc	70
186,756	*	Genzyme Corp	13,902
24,274	e	Georgia Gulf Corp	161

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
51,960	e*	Geron Corp	$295
664,714	*	Gilead Sciences, Inc	30,583
11,695	e*	GTx, Inc	168
45,958		H.B. Fuller Co	1,032
45,558	e*	Halozyme Therapeutics, Inc	324
87,144		Hercules, Inc	1,686
114,166	*	Hospira, Inc	4,868
102,740	e*	Human Genome Sciences, Inc	1,073
68,447		Huntsman Corp	1,759
17,140	e*	Idenix Pharmaceuticals, Inc	46
46,374	*	Idexx Laboratories, Inc	2,719
42,460	*	ImClone Systems, Inc	1,826
49,858	*	Immucor, Inc	1,695
42,987	e*	Indevus Pharmaceuticals, Inc	299
14,805	e	Innophos Holdings, Inc	220
16,128		Innospec, Inc	277
6,061	e	Inter Parfums, Inc	109
19,810	e*	InterMune, Inc	264
63,209		International Flavors & Fragrances, Inc	3,042
47,868	e*	Inverness Medical Innovations, Inc	2,689
33,038	*	Invitrogen Corp	3,086
29,249	e*	Javelin Pharmaceuticals, Inc	109
10,660	e	Kaiser Aluminum Corp	847
27,654	e*	Keryx Biopharmaceuticals, Inc	232
172,331	*	King Pharmaceuticals, Inc	1,765
12,441		Koppers Holdings, Inc	538
2,620	e	Kronos Worldwide, Inc	46
28,944	e*	KV Pharmaceutical Co (Class A)	826
14,893	*	Landec Corp	200
64,160	e	Ligand Pharmaceuticals, Inc (Class B)	310
48,868		Lubrizol Corp	2,647
9,202	e	Mannatech, Inc	58
29,304	e*	MannKind Corp	233
23,199	e*	Martek Biosciences Corp	686
90,979	e*	Medarex, Inc	948
36,966	*	Medicines Co	708
39,603	e	Medicis Pharmaceutical Corp (Class A)	1,028
15,000	e*	Medivation, Inc	216
1,543,245		Merck & Co, Inc	89,678
27,965	e	Meridian Bioscience, Inc	841
61,562	*	MGI Pharma, Inc	2,495
227,077	*	Millennium Pharmaceuticals, Inc	3,402
14,800	e	Minerals Technologies, Inc	991
34,103	e*	Minrad International, Inc	111
15,457	e*	Momenta Pharmaceuticals, Inc	110
387,373		Monsanto Co	43,266
109,683	*	Mosaic Co	10,347
215,675	e*	Mylan Laboratories, Inc	3,032
40,164	e*	Nabi Biopharmaceuticals	145
102,409		Nalco Holding Co	2,476
15,424	e*	Nastech Pharmaceutical Co, Inc	59
39,647	*	NBTY, Inc	1,086
26,156	e*	Neurocrine Biosciences, Inc	119
12,540	e	NewMarket Corp	698
4,943	e	NL Industries, Inc	57
15,161	e*	Noven Pharmaceuticals, Inc	210

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
3,979	e*	Obagi Medical Products, Inc	$73
57,638		Olin Corp	1,114
21,783	*	OM Group, Inc	1,253
9,743	e*	Omrix Biopharmaceuticals, Inc	338
39,447	e*	Onyx Pharmaceuticals, Inc	2,194
30,922	e*	OraSure Technologies, Inc	275
5,227	e*	Orexigen Therapeutics, Inc	74
41,855	e*	OSI Pharmaceuticals, Inc	2,030
9,330	e*	Osiris Therapeutics, Inc	112
21,959	e*	Pacific Ethanol, Inc	180
24,948	*	Pain Therapeutics, Inc	264
26,028	e*	Par Pharmaceutical Cos, Inc	625
19,684	*	Parexel International Corp	951
82,661	e*	PDL BioPharma, Inc	1,448
14,839	e*	Penwest Pharmaceuticals Co	87
54,947	e	Perrigo Co	1,924
13,027	e*	PetMed Express, Inc	158
4,997,958		Pfizer, Inc	113,604
19,172	e*	PharMerica Corp	266
16,760	*	Pharmion Corp	1,054
67,684	*	PolyOne Corp	445
15,652	e*	Poniard Pharmaceuticals, Inc	69
15,548	e*	Pozen, Inc	187
116,025		PPG Industries, Inc	8,148
225,266		Praxair, Inc	19,983
20,200	e*	Prestige Brands Holdings, Inc	151
2,241,834		Procter & Gamble Co	164,595
15,641	e*	Progenics Pharmaceuticals, Inc	283
1,015	*	Protalix BioTherapeutics, Inc	3
21,781	e*	Quidel Corp	424
128,735	e*	Revlon, Inc (Class A)	152
23,386	*	Rockwood Holdings, Inc	777
101,754	e	Rohm & Haas Co	5,400
86,923		RPM International, Inc	1,765
32,161	e*	Salix Pharmaceuticals Ltd	253
32,144	e*	Santarus, Inc	88
1,155,158		Schering-Plough Corp	30,773
24,810	e*	Sciele Pharma, Inc	507
30,925		Scotts Miracle-Gro Co (Class A)	1,157
33,451		Sensient Technologies Corp	946
75,199	*	Sepracor, Inc	1,974
78,570		Sherwin-Williams Co	4,560
97,966		Sigma-Aldrich Corp	5,349
3,797	e*	Somaxon Pharmaceuticals, Inc	20
3,400	e	Stepan Co	111
36,010	e*	SuperGen, Inc	131
10,427	e*	SurModics, Inc	566
24,273	e*	Tercica, Inc	165
31,857	e	Tronox, Inc (Class B)	276
6,411	e*	Trubion Pharmaceuticals, Inc	64
36,392	e	UAP Holding Corp	1,405
9,300	e*	Ulta Salon Cosmetics & Fragrance, Inc	160
15,246	*	United Therapeutics Corp	1,489
7,764	*	US BioEnergy Corp	91
8,287	e*	USANA Health Sciences, Inc	307
81,074	e*	USEC, Inc	730

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
67,459	e*	Valeant Pharmaceuticals International	$808
75,915		Valspar Corp	1,711
18,703	e*	Vanda Pharmaceuticals, Inc	129
60,046	*	VCA Antech, Inc	2,656
16,400	e*	Verasun Energy Corp	251
92,537	*	Vertex Pharmaceuticals, Inc	2,150
47,837	e*	Viropharma, Inc	380
11,085	e*	Visicu, Inc	132
64,240	e*	Warner Chilcott Ltd (Class A)	1,139
72,549	*	Watson Pharmaceuticals, Inc	1,969
11,832	e	Westlake Chemical Corp	225
49,789	e*	WR Grace & Co	1,303
956,153		Wyeth	42,252
15,162	*	Xenoport, Inc	847
93,790	*	XOMA Ltd	318
26,437	e*	Zymogenetics, Inc	309
		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,083,807

COAL MINING - 0.26%
46,611	e*	Alpha Natural Resources, Inc	1,514
101,350	e	Arch Coal, Inc	4,554
131,179		Consol Energy, Inc	9,382
80,635	e*	International Coal Group, Inc	432
59,977		Massey Energy Co	2,144
187,317		Peabody Energy Corp	11,546
		TOTAL COAL MINING	29,572

COMMUNICATIONS - 4.40%
30,232	e	Alaska Communications Systems Group, Inc	453
298,790	*	American Tower Corp (Class A)	12,728
21,897	e*	Anixter International, Inc	1,364
5,854	e*	Aruba Networks, Inc	87
4,389,555		AT&T, Inc	182,430
6,765		Atlantic Tele-Network, Inc	229
10,900	e*	Audiovox Corp (Class A)	135
37,143	e*	Brightpoint, Inc	571
160,716		Cablevision Systems Corp (Class A)	3,938
14,532	e*	Cbeyond Communications, Inc	567
15,110	e	Centennial Communications Corp	140
24,190	e*	Central European Media Enterprises Ltd (Class A)	2,806
77,480		CenturyTel, Inc	3,212
284,093	e*	Charter Communications, Inc (Class A)	332
180,973	*	Cincinnati Bell, Inc	860
143,100	e	Citadel Broadcasting Corp	295
253,715		Citizens Communications Co	3,230
351,009		Clear Channel Communications, Inc	12,117
8,891	e*	Clearwire Corp (Class A)	122
2,096,131	*	Comcast Corp (Class A)	38,275
14,680	e	Consolidated Communications Holdings, Inc	292
32,384	e*	Cox Radio, Inc (Class A)	393
167,978	e*	Crown Castle International Corp	6,988
13,062	e*	Crown Media Holdings, Inc (Class A)	85
36,653	e*	CTC Media, Inc	1,107
35,320	e*	Cumulus Media, Inc (Class A)	284
9,394	e*	DG FastChannel,Inc	241
509,030	*	DIRECTV Group, Inc	11,769

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
147,079	*	EchoStar Communications Corp (Class A)	$5,548
106,754		Embarq Corp	5,288
26,410	e	Emmis Communications Corp (Class A)	102
22,831	e	Entercom Communications Corp (Class A)	313
52,691	*	Entravision Communications Corp (Class A)	413
24,592	e	Fairpoint Communications, Inc	320
86,527	e*	FiberTower Corp	197
5,404	*	Fisher Communications, Inc	205
109,368	*	Foundry Networks, Inc	1,916
38,028	*	General Communication, Inc (Class A)	333
12,443	*	GeoEye, Inc	419
17,256	e*	Global Crossing Ltd	381
53,416		Global Payments, Inc	2,485
8,275	e*	Globalstar, Inc	66
11,948	*	Golden Telecom, Inc	1,206
29,084	e	Gray Television, Inc	233
16,976	e*	Harris Stratex Networks, Inc (Class A)	284
18,785	e	Hearst-Argyle Television, Inc	415
4,578	e*	Hughes Communications, Inc	250
123,533	*	IAC/InterActiveCorp	3,326
23,311	e	Ibasis, Inc	120
73,766	e*	ICO Global Communications Holdings Ltd	235
39,942	e	IDT Corp (Class B)	338
22,094	e	Iowa Telecommunications Services, Inc	359
11,781		iPCS, Inc	424
35,358	e*	j2 Global Communications, Inc	749
18,344	e*	Knology, Inc	234
38,462	e*	Leap Wireless International, Inc	1,794
1,082,052	e*	Level 3 Communications, Inc	3,289
275,743	e*	Liberty Global, Inc (Class A)	10,806
91,188	*	Liberty Media Corp - Capital (Series A)	10,622
445,518	*	Liberty Media Holding Corp (Interactive A)	8,500
17,509	e*	Lin TV Corp (Class A)	213
16,181	e*	Lodgenet Entertainment Corp	282
28,940	*	Mastec, Inc	294
42,748	e*	Mediacom Communications Corp (Class A)	196
48,873	*	MetroPCS Communications, Inc	951
53,746	e*	NeuStar, Inc (Class A)	1,541
7,635	e*	Nexstar Broadcasting Group, Inc (Class A)	70
19,431	e*	Nextwave Wireless, Inc	105
125,602	*	NII Holdings, Inc	6,069
9,887	e*	North Pittsburgh Systems, Inc	224
20,547	e*	Novatel Wireless, Inc	333
19,818		NTELOS Holdings Corp	588
18,865	e*	Orbcomm, Inc	119
49,151	e*	PAETEC Holding Corp	479
1,801	e	Preformed Line Products Co	107
1,159,984	e	Qwest Communications International, Inc	8,132
57,767	*	Radio One, Inc (Class D)	137
20,736	e	RCN Corp	323
8,561	*	Rural Cellular Corp (Class A)	377
8,327		Salem Communications Corp (Class A)	55
20,418	e*	SAVVIS, Inc	570
77,246	*	SBA Communications Corp (Class A)	2,614
16,080	e	Shenandoah Telecom Co	386
34,573	e	Sinclair Broadcast Group, Inc (Class A)	284

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
31,566	e*	Spanish Broadcasting System, Inc (Class A)	$58
1,999,879		Sprint Nextel Corp	26,258
9,587	e	SureWest Communications	164
8,854	e*	Switch & Data Facilities Co, Inc	142
16,874	*	Syniverse Holdings, Inc	263
75,527		Telephone & Data Systems, Inc	4,728
33,818	e*	Terremark Worldwide, Inc	220
109,696	*	Time Warner Cable, Inc (Class A)	3,028
69,701	e*	TiVo, Inc	581
11,370	*	US Cellular Corp	956
18,421		USA Mobility, Inc	263
2,066,848		Verizon Communications, Inc	90,301
19,600	*	Virgin Mobile USA, Inc	174
47,364	e*	Vonage Holdings Corp	109
339,959		Windstream Corp	4,426
212,856	*	XM Satellite Radio Holdings, Inc (Class A)	2,605
		TOTAL COMMUNICATIONS	504,945

DEPOSITORY INSTITUTIONS - 7.22%
9,281	e	1st Source Corp	161
8,068	e	Abington Bancorp, Inc	76
12,076		Alabama National Bancorp	940
16,250	e	Amcore Financial, Inc	369
12,311	e	AmericanWest Bancorp	217
7,905	e	Ameris Bancorp	133
16,200	e	Anchor Bancorp Wisconsin, Inc	381
96,885	e	Associated Banc-Corp	2,625
61,450		Astoria Financial Corp	1,430
5,016	e	Bancfirst Corp	215
19,277		Banco Latinoamericano de Exportaciones S.A.	314
7,613	e*	Bancorp, Inc	103
58,119	e	Bancorpsouth, Inc	1,372
48,672	e	Bank Mutual Corp	514
3,160,564		Bank of America Corp	130,405
38,376		Bank of Hawaii Corp	1,963
806,077		Bank of New York Mellon Corp	39,304
8,348	e	Bank of the Ozarks, Inc	219
33,271	e	BankAtlantic Bancorp, Inc (Class A)	136
17,629	e	BankFinancial Corp	279
22,200	e	BankUnited Financial Corp (Class A)	153
8,647	e	Banner Corp	248
389,439	e	BB&T Corp	11,944
6,060		Berkshire Hills Bancorp, Inc	158
16,366		BOK Financial Corp	846
24,206	e	Boston Private Financial Holdings, Inc	656
49,152	e	Brookline Bancorp, Inc	499
9,158	e	Capital City Bank Group, Inc	258
6,231	e	Capital Corp of the West	121
9,528	e	Capitol Bancorp Ltd	192
16,280	e	Capitol Federal Financial	505
19,846	e	Cascade Bancorp	276
4,403	e	Cass Information Systems, Inc	147
36,547	e	Cathay General Bancorp	968
40,600	e*	Centennial Bank Holdings, Inc	235
7,848	e	Center Financial Corp	97
20,935	e	Central Pacific Financial Corp	387

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,601	e	Chemical Financial Corp	$395
32,874	e	Chittenden Corp	1,171
3,516,446		Citigroup, Inc	103,524
54,766	e	Citizens Banking Corp	795
9,310	e	City Bank	209
12,921	e	City Holding Co	437
28,862		City National Corp	1,719
8,907	e	Clifton Savings Bancorp, Inc	87
10,291	e	CoBiz, Inc	153
112,443	e	Colonial Bancgroup, Inc	1,523
10,948	e	Columbia Banking System, Inc	326
110,338		Comerica, Inc	4,803
133,656		Commerce Bancorp, Inc	5,098
52,304	e	Commerce Bancshares, Inc	2,346
7,311	e*	Community Bancorp	127
20,690	e	Community Bank System, Inc	411
9,922	e	Community Trust Bancorp, Inc	273
27,635	e	Corus Bankshares, Inc	295
42,425		Cullen/Frost Bankers, Inc	2,149
47,839	e	CVB Financial Corp	495
19,824	e	Dime Community Bancshares	253
11,361	e*	Dollar Financial Corp	349
14,931	e	Downey Financial Corp	465
42,390	e	East West Bancorp, Inc	1,027
5,234	e	Enterprise Financial Services Corp	125
32,402	e*	Euronet Worldwide, Inc	972
390,894		Fifth Third Bancorp	9,823
7,060	e	First Bancorp	133
58,870		First Bancorp	429
11,558	e	First Busey Corp	230
23,638	e	First Charter Corp	706
4,516		First Citizens Bancshares, Inc (Class A)	659
51,852	e	First Commonwealth Financial Corp	552
18,350	e	First Community Bancorp, Inc	757
6,565	e	First Community Bancshares, Inc	209
23,858	e	First Financial Bancorp	272
14,678	e	First Financial Bankshares, Inc	553
8,954	e	First Financial Corp	254
8,300	e	First Financial Holdings, Inc	228
90,481	e	First Horizon National Corp	1,642
8,910	e	First Indiana Corp	285
12,330	e	First Merchants Corp	269
34,833	e	First Midwest Bancorp, Inc	1,066
79,187	e	First Niagara Financial Group, Inc	953
10,172	e	First Place Financial Corp	142
4,965	e*	First Regional Bancorp	94
5,157	e	First South Bancorp, Inc	114
12,414	e	First State Bancorporation	173
13,972	e*	FirstFed Financial Corp	500
59,714	e	FirstMerit Corp	1,195
31,002	e	Flagstar Bancorp, Inc	216
12,979		Flushing Financial Corp	208
43,167	e	FNB Corp	635
16,647	e*	Franklin Bank Corp	72
47,441	e*	Fremont General Corp	166
28,387	e	Frontier Financial Corp	527

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
123,318	e	Fulton Financial Corp	$1,384
37,500	e	Glacier Bancorp, Inc	703
7,290	e	Great Southern Bancorp, Inc	160
6,221	e	Greene County Bancshares, Inc	119
19,896	e	Hancock Holding Co	760
27,371	e	Hanmi Financial Corp	236
19,713	e	Harleysville National Corp	287
10,342	e	Heartland Financial USA, Inc	192
8,209		Heritage Commerce Corp	151
8,188	e	Home Bancshares, Inc	172
8,546	e	Horizon Financial Corp	149
385,057		Hudson City Bancorp, Inc	5,784
273,602	e	Huntington Bancshares, Inc	4,038
7,762	e	IBERIABANK Corp	363
3,467		Imperial Capital Bancorp, Inc	63
9,704	e	Independent Bank Corp	264
16,011	e	Independent Bank Corp	152
51,913	e	IndyMac Bancorp, Inc	309
12,591	e	Integra Bank Corp	178
35,467	e	International Bancshares Corp	743
37,852	*	Investors Bancorp, Inc	535
15,442	e	Irwin Financial Corp	114
2,432,876		JPMorgan Chase & Co	106,195
14,732	e	Kearny Financial Corp	175
277,310		Keycorp	6,503
22,471	e	KNBT Bancorp, Inc	347
13,792	e	Lakeland Bancorp, Inc	160
8,565	e	Lakeland Financial Corp	179
53,342		M&T Bank Corp	4,351
10,842	e	Macatawa Bank Corp	93
11,504	e	MainSource Financial Group, Inc	179
183,111		Marshall & Ilsley Corp	4,849
25,844	e	MB Financial, Inc	797
61,037	*	Metavante Technologies, Inc	1,423
11,521	e	Midwest Banc Holdings, Inc	143
15,140	e	Nara Bancorp, Inc	177
1,893	e	NASB Financial, Inc	50
409,075	e	National City Corp	6,733
35,266	e	National Penn Bancshares, Inc	534
24,427	e	NBT Bancorp, Inc	557
34,157	e*	Net 1 UEPS Technologies, Inc	1,003
226,140	e	New York Community Bancorp, Inc	3,976
78,754	e	NewAlliance Bancshares, Inc	907
155,077		Northern Trust Corp	11,876
12,217	e	Northwest Bancorp, Inc	325
50,588	e	Old National Bancorp	757
9,237	e	Old Second Bancorp, Inc	248
8,719	e	Omega Financial Corp	255
17,777		Oriental Financial Group, Inc	238
8,236	e*	Oritani Financial Corp	101
33,369	e	Pacific Capital Bancorp	672
9,214	e	Park National Corp	594
6,808	e	Peoples Bancorp, Inc	169
147,837		People's United Financial, Inc	2,632
17,415	e	PFF Bancorp, Inc	210
10,869	e*	Pinnacle Financial Partners, Inc	276

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
247,343		PNC Financial Services Group, Inc	$16,238
208,887		Popular, Inc	2,214
6,370	e	Preferred Bank	166
12,613	e	PrivateBancorp, Inc	412
23,642	e	Prosperity Bancshares, Inc	695
25,227	e	Provident Bankshares Corp	540
53,846	e	Provident Financial Services, Inc	777
30,181	e	Provident New York Bancorp	390
4,843	e	QC Holdings, Inc	55
498,218		Regions Financial Corp	11,783
10,908	e	Renasant Corp	235
6,104	e	Republic Bancorp, Inc (Class A)	101
6,115	e	Rockville Financial, Inc	75
7,271	e	Roma Financial Corp	114
3,344	e	Royal Bancshares of Pennsylvania (Class A)	37
20,998	e	S&T Bancorp, Inc	580
8,198	e	S.Y. Bancorp, Inc	196
9,617	e	Sandy Spring Bancorp, Inc	268
4,873		Santander BanCorp	42
5,836	e	SCBT Financial Corp	185
9,460	e	Seacoast Banking Corp of Florida	97
10,334	e	Security Bank Corp	94
3,786	e	Sierra Bancorp	94
20,862	*	Signature Bank	704
9,660	e	Simmons First National Corp (Class A)	256
53,177	e	South Financial Group, Inc	831
8,362	e	Southside Bancshares, Inc	171
9,257		Southwest Bancorp, Inc	170
304,500		Sovereign Bancorp, Inc	3,471
283,119		State Street Corp	22,989
13,290	e	Sterling Bancorp	181
48,597		Sterling Bancshares, Inc	542
17,306	e*	Sterling Financial Corp	284
34,680	e	Sterling Financial Corp	582
7,140	e	Suffolk Bancorp	219
8,750	e*	Sun Bancorp, Inc	138
252,128		SunTrust Banks, Inc	15,755
23,978	e*	Superior Bancorp	129
54,735	e	Susquehanna Bancshares, Inc	1,009
24,169	e*	SVB Financial Group	1,218
196,051		Synovus Financial Corp	4,721
4,565		Taylor Capital Group, Inc	93
91,260		TCF Financial Corp	1,636
16,293	e*	Texas Capital Bancshares, Inc	297
54,801	e*	TFS Financial Corp	654
14,873	e	TierOne Corp	329
6,413	e	Tompkins Trustco, Inc	249
9,919	e	Trico Bancshares	191
51,426	e	Trustco Bank Corp NY	510
34,436	e	Trustmark Corp	873
67,163	e	UCBH Holdings, Inc	951
24,432	e	UMB Financial Corp	937
43,224	e	Umpqua Holdings Corp	663
8,916	e	Union Bankshares Corp	189
33,774		UnionBanCal Corp	1,652
27,662	e	United Bankshares, Inc	775

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
24,124	e	United Community Banks, Inc	$381
18,456	e	United Community Financial Corp	102
5,067	e	United Security Bancshares	77
7,380	e	Univest Corp of Pennsylvania	156
1,235,999		US Bancorp	39,231
8,850	e	USB Holding Co, Inc	175
89,986	e	Valley National Bancorp	1,715
5,300		ViewPoint Financial Group	88
12,360	e*	Virginia Commerce Bancorp	145
75,924	e	W Holding Co, Inc	92
1,413,523		Wachovia Corp	53,756
62,928		Washington Federal, Inc	1,328
623,796	e	Washington Mutual, Inc	8,490
8,575	e	Washington Trust Bancorp, Inc	216
7,507	e*	Wauwatosa Holdings, Inc	96
40,046		Webster Financial Corp	1,280
2,415,234	e	Wells Fargo & Co	72,916
15,679		WesBanco, Inc	323
10,009	e	West Coast Bancorp	185
23,845	e	Westamerica Bancorporation	1,062
11,887	e*	Western Alliance Bancorp	223
559,087		Western Union Co	13,575
10,962		Westfield Financial, Inc	106
46,684	e	Whitney Holding Corp	1,221
51,413		Wilmington Trust Corp	1,810
9,638	e	Wilshire Bancorp, Inc	76
17,249	e	Wintrust Financial Corp	571
4,467	e	WSFS Financial Corp	224
76,375		Zions Bancorporation	3,566
		TOTAL DEPOSITORY INSTITUTIONS	827,918

EATING AND DRINKING PLACES - 0.88%
18,260	e*	AFC Enterprises	207
8,606	e*	Benihana, Inc (Class A)	110
9,771	e*	BJ's Restaurants, Inc	159
24,778	e	Bob Evans Farms, Inc	667
80,322	e	Brinker International, Inc	1,571
10,902	e*	Buffalo Wild Wings, Inc	253
37,312		Burger King Holdings, Inc	1,064
20,543	e*	California Pizza Kitchen, Inc	320
7,174	e*	Carrols Restaurant Group, Inc	69
17,289	e	CBRL Group, Inc	560
20,197	e*	CEC Entertainment, Inc	524
50,784	e*	Cheesecake Factory	1,204
22,655	e*	Chipotle Mexican Grill, Inc (Class B)	2,788
44,745	e	CKE Restaurants, Inc	591
99,900		Darden Restaurants, Inc	2,768
75,312	e*	Denny's Corp	282
30,059	e	Domino's Pizza, Inc	398
13,878	e	IHOP Corp	508
44,170	*	Jack in the Box, Inc	1,138
39,881	e*	Krispy Kreme Doughnuts, Inc	126
12,903	e	Landry's Restaurants, Inc	254
8,310	e*	McCormick & Schmick's Seafood Restaurants, Inc	99
848,610		McDonald's Corp	49,992
7,205	e*	Morton's Restaurant Group, Inc	67

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
14,289	e	O'Charleys, Inc	$214
15,393	e*	Papa John's International, Inc	349
18,084	e*	PF Chang's China Bistro, Inc	413
11,853	e*	Red Robin Gourmet Burgers, Inc	379
38,476	e	Ruby Tuesday, Inc	375
10,929	e*	Ruth's Chris Steak House, Inc	98
47,245	e*	Sonic Corp	1,035
523,895	*	Starbucks Corp	10,724
19,171	e*	Steak N Shake Co	209
37,299	e*	Texas Roadhouse, Inc (Class A)	413
133,986	e	Tim Hortons, Inc	4,948
43,886	e	Triarc Cos (Class B)	384
61,697		Wendy's International, Inc	1,594
370,352		Yum! Brands, Inc	14,173
		TOTAL EATING AND DRINKING PLACES	101,027

EDUCATIONAL SERVICES - 0.15%
3,700	*	American Public Education, Inc	154
101,988	*	Apollo Group, Inc (Class A)	7,154
69,638	e*	Career Education Corp	1,751
62,840	e*	Corinthian Colleges, Inc	968
42,460		DeVry, Inc	2,206
29,564	*	ITT Educational Services, Inc	2,521
3,041	e*	Lincoln Educational Services Corp	45
10,353		Strayer Education, Inc	1,766
14,801	e*	Universal Technical Institute, Inc	252
		TOTAL EDUCATIONAL SERVICES	16,817

ELECTRIC, GAS, AND SANITARY SERVICES - 4.17%
478,851	*	AES Corp	10,243
55,012		AGL Resources, Inc	2,071
119,733		Allegheny Energy, Inc	7,616
17,427	e	Allete, Inc	690
80,451		Alliant Energy Corp	3,274
200,074	*	Allied Waste Industries, Inc	2,205
146,454		Ameren Corp	7,939
10,902		American Ecology Corp	256
281,975		American Electric Power Co, Inc	13,129
11,397	e	American States Water Co	429
96,063		Aqua America, Inc	2,037
276,036	*	Aquila, Inc	1,030
65,777		Atmos Energy Corp	1,844
35,312	e	Avista Corp	761
23,485	e	Black Hills Corp	1,036
13,965	e	California Water Service Group	517
13,533	*	Casella Waste Systems, Inc (Class A)	176
225,760		Centerpoint Energy, Inc	3,867
7,119		Central Vermont Public Service Corp	220
13,300	e	CH Energy Group, Inc	592
7,162	e*	Clean Energy Fuels Corp	108
11,577	e*	Clean Harbors, Inc	599
40,584		Cleco Corp	1,128
158,961	e	CMS Energy Corp	2,763
191,082		Consolidated Edison, Inc	9,334
10,306	e	Consolidated Water Co, Inc	260
129,065		Constellation Energy Group, Inc	13,233

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
85,275	*	Covanta Holding Corp	$2,359
22,377	e	Crosstex Energy, Inc	833
415,240		Dominion Resources, Inc	19,703
80,044	e	DPL, Inc	2,373
124,457		DTE Energy Co	5,471
890,673		Duke Energy Corp	17,965
256,640	*	Dynegy, Inc (Class A)	1,832
233,116		Edison International	12,441
495,165		El Paso Corp	8,537
32,219	*	El Paso Electric Co	824
21,443		Empire District Electric Co	488
50,662		Energen Corp	3,254
110,044		Energy East Corp	2,994
21,200	*	EnergySolutions Inc	572
4,326	e	EnergySouth, Inc	251
2,665	e*	EnerNOC, Inc	131
141,442		Entergy Corp	16,905
480,045		Exelon Corp	39,191
218,611		FirstEnergy Corp	15,814
290,603		FPL Group, Inc	19,697
63,000	e	Great Plains Energy, Inc	1,847
59,766	e	Hawaiian Electric Industries, Inc	1,361
31,800	e	Idacorp, Inc	1,120
55,880		Integrys Energy Group, Inc	2,888
29,759	e	ITC Holdings Corp	1,679
14,800	e	Laclede Group, Inc	507
4,287	e	Markwest Hydrocarbon, Inc	269
131,012		MDU Resources Group, Inc	3,617
20,394		Metal Management, Inc	929
14,002	e	MGE Energy, Inc	497
180,863	e*	Mirant Corp	7,050
58,945	e	National Fuel Gas Co	2,752
22,377	e	New Jersey Resources Corp	1,119
34,041	e	Nicor, Inc	1,442
193,868		NiSource, Inc	3,662
109,115		Northeast Utilities	3,416
19,700	e	Northwest Natural Gas Co	959
24,616		NorthWestern Corp	726
171,301	e*	NRG Energy, Inc	7,424
75,589		NSTAR	2,738
64,715		OGE Energy Corp	2,349
78,611		Oneok, Inc	3,519
6,662	e	Ormat Technologies, Inc	366
19,998	e	Otter Tail Corp	692
136,693		Pepco Holdings, Inc	4,009
248,387		PG&E Corp	10,703
10,816	e*	Pico Holdings, Inc	364
57,789		Piedmont Natural Gas Co, Inc	1,512
12,323	e*	Pike Electric Corp	206
70,786		Pinnacle West Capital Corp	3,002
54,221	e	PNM Resources, Inc	1,163
21,481		Portland General Electric Co	597
277,015		PPL Corp	14,430
182,248		Progress Energy, Inc	8,826
34,100	m,v*	Progress Energy, Inc	-	^
181,034		Public Service Enterprise Group, Inc	17,785

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
82,750		Puget Energy, Inc	$2,270
121,788		Questar Corp	6,589
249,129	*	Reliant Energy, Inc	6,537
117,594		Republic Services, Inc	3,687
10,949	e	Resource America, Inc (Class A)	161
82,423		SCANA Corp	3,474
186,573		Sempra Energy	11,545
156,710		Sierra Pacific Resources	2,661
10,436	e	SJW Corp	362
20,851	e	South Jersey Industries, Inc	752
537,239		Southern Co	20,818
76,048		Southern Union Co	2,233
28,345		Southwest Gas Corp	844
16,033	e	Southwest Water Co	201
62,027	*	Stericycle, Inc	3,684
148,252	e	TECO Energy, Inc	2,551
75,102		UGI Corp	2,046
16,909	e	UIL Holdings Corp	625
24,831		Unisource Energy Corp	783
55,079	e	Vectren Corp	1,598
48,547	*	Waste Connections, Inc	1,500
3,755		Waste Industries USA, Inc	136
19,253	e*	Waste Services, Inc	165
62,830		Westar Energy, Inc	1,630
34,425		WGL Holdings, Inc	1,128
427,803		Williams Cos, Inc	15,307
82,788		Wisconsin Energy Corp	4,033
288,988		Xcel Energy, Inc	6,522
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	478,359

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.73%
15,750	e*	Acme Packet, Inc	198
22,958	*	Actel Corp	314
30,632		Acuity Brands, Inc	1,378
82,321	e*	Adaptec, Inc	278
86,140	*	ADC Telecommunications, Inc	1,339
42,374		Adtran, Inc	906
25,828	e*	Advanced Analogic Technologies, Inc	291
23,059	*	Advanced Energy Industries, Inc	302
390,590	e*	Advanced Micro Devices, Inc	2,929
250,843		Altera Corp	4,846
22,354	e*	American Superconductor Corp	611
75,446		Ametek, Inc	3,534
47,376	*	AMIS Holdings, Inc	475
73,876	e*	Amkor Technology, Inc	630
126,589		Amphenol Corp (Class A)	5,870
42,735	e*	Anadigics, Inc	494
216,278		Analog Devices, Inc	6,856
614,970	*	Apple Computer, Inc	121,813
53,861	e*	Applied Micro Circuits Corp	471
94,273	*	Arris Group, Inc	941
38,898	e*	Atheros Communications, Inc	1,188
336,155	*	Atmel Corp	1,452
25,930	*	ATMI, Inc	836
119,087	e*	Avanex Corp	119
101,613	*	Avnet, Inc	3,553

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
34,410	e	AVX Corp	$462
8,359	e*	AZZ, Inc	237
32,362	e	Baldor Electric Co	1,089
7,316	e	Bel Fuse, Inc (Class B)	214
51,432	*	Benchmark Electronics, Inc	912
9,033	e*	BigBand Networks, Inc	46
330,478	*	Broadcom Corp (Class A)	8,639
19,382	e*	Ceradyne, Inc	910
27,817	e*	Checkpoint Systems, Inc	723
60,188	*	Ciena Corp	2,053
4,322,563	*	Cisco Systems, Inc	117,012
15,327	e*	Comtech Telecommunications Corp	828
352,109	e*	Conexant Systems, Inc	292
129,303		Cooper Industries Ltd (Class A)	6,838
5,037	*	CPI International, Inc	86
60,981	e*	Cree, Inc	1,675
23,637	e	CTS Corp	235
14,434	e	Cubic Corp	566
108,831	*	Cypress Semiconductor Corp	3,921
21,186	e*	Diodes, Inc	637
31,325	e*	Ditech Networks, Inc	109
28,077	*	Dolby Laboratories, Inc (Class A)	1,396
21,955	e*	DSP Group, Inc	268
10,894	e*	DTS, Inc	279
103,554		Eaton Corp	10,040
23,062	e*	Electro Scientific Industries, Inc	458
10,542	*	EMS Technologies, Inc	319
40,393	e*	Energizer Holdings, Inc	4,529
28,552	e*	Energy Conversion Devices, Inc	961
18,146	*	EnerSys	453
67,390	e*	Evergreen Solar, Inc	1,164
25,111	e*	Exar Corp	200
85,596	*	Fairchild Semiconductor International, Inc	1,235
195,626	e*	Finisar Corp	284
25,826	*	First Solar, Inc	6,899
16,105	e	Franklin Electric Co, Inc	616
46,577	e*	FuelCell Energy, Inc	462
168,527	*	Gemstar-TV Guide International, Inc	802
20,156	*	Genlyte Group, Inc	1,919
81,779	*	GrafTech International Ltd	1,452
16,954	e*	Greatbatch, Inc	339
46,047		Harman International Industries, Inc	3,394
54,755	e*	Harmonic, Inc	574
94,943		Harris Corp	5,951
21,557	e*	Helen of Troy Ltd	369
67,315	e*	Hexcel Corp	1,634
11,513	*	Hittite Microwave Corp	550
554,920		Honeywell International, Inc	34,166
16,902	e*	Hutchinson Technology, Inc	445
24,375	e	Imation Corp	512
9,000	e*	Infinera Corp	134
139,841	*	Integrated Device Technology, Inc	1,582
4,137,639		Intel Corp	110,309
33,604	e*	InterDigital, Inc	784
50,270	e*	International Rectifier Corp	1,708
95,551		Intersil Corp (Class A)	2,339

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
28,293	*	InterVoice, Inc	$226
6,910	*	IPG Photonics Corp	138
7,978	e*	iRobot Corp	144
16,725	e*	IXYS Corp	134
48,831	e*	Jarden Corp	1,153
145,351	e*	JDS Uniphase Corp	1,933
66,338	*	Kemet Corp	440
87,515		L-3 Communications Holdings, Inc	9,271
81,127	e*	Lattice Semiconductor Corp	264
29,989		Lincoln Electric Holdings, Inc	2,135
157,428	e	Linear Technology Corp	5,011
17,104	*	Littelfuse, Inc	564
8,072	e*	Loral Space & Communications, Inc	276
12,960	e	LSI Industries, Inc	236
543,579	e*	LSI Logic Corp	2,886
337,959	*	Marvell Technology Group Ltd	4,725
37,299	e*	Mattson Technology, Inc	319
14,709	e*	Medis Technologies Ltd	227
1,470	e,m,v*	Medis Technologies Ltd	-	^
158,819	*	MEMC Electronic Materials, Inc	14,054
13,858	*	Mercury Computer Systems, Inc	223
23,004		Methode Electronics, Inc	378
46,581	e	Micrel, Inc	394
155,745	e	Microchip Technology, Inc	4,894
531,074	e*	Micron Technology, Inc	3,850
55,954	e*	Microsemi Corp	1,239
45,471	*	Microtune, Inc	297
33,720	e*	MIPS Technologies, Inc	167
98,307		Molex, Inc	2,684
15,444	e*	Monolithic Power Systems, Inc	332
26,866	*	Moog, Inc (Class A)	1,231
1,648,977		Motorola, Inc	26,450
89,555	e*	MRV Communications, Inc	208
6,600	e*	Multi-Fineline Electronix, Inc	114
3,138	e	National Presto Industries, Inc	165
196,436		National Semiconductor Corp	4,447
13,186	e*	Netlogic Microsystems, Inc	425
245,461	*	Network Appliance, Inc	6,127
90,589	e*	Novellus Systems, Inc	2,498
387,127	*	Nvidia Corp	13,170
39,050	e*	Omnivision Technologies, Inc	611
163,829	e*	ON Semiconductor Corp	1,455
80,242	e*	On2 Technologies, Inc	82
68,043	e	Openwave Systems, Inc	177
15,398	e*	Oplink Communications, Inc	236
13,224	*	OpNext, Inc	117
8,730	e*	Optium Corp	69
10,891	e*	OSI Systems, Inc	288
13,852	e	Park Electrochemical Corp	391
14,362	*	Pericom Semiconductor Corp	269
29,346	*	Photronics, Inc	366
38,239		Plantronics, Inc	994
32,750	*	Plexus Corp	860
15,100	e*	PLX Technology, Inc	140
150,922	e*	PMC - Sierra, Inc	987
66,237	*	Polycom, Inc	1,840

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
3,961	*	Powell Industries, Inc	$175
51,516	e*	Power-One, Inc	206
96,435	e*	Powerwave Technologies, Inc	389
108,580	*	QLogic Corp	1,542
1,186,962		Qualcomm, Inc	46,707
95,926		RadioShack Corp	1,617
76,796	e*	Rambus, Inc	1,608
11,399	e	Raven Industries, Inc	438
22,604	e	Regal-Beloit Corp	1,016
186,204	e*	RF Micro Devices, Inc	1,063
12,342	e*	Rogers Corp	535
385,770	*	Sanmina-SCI Corp	702
21,571	*	Seachange International, Inc	156
52,119	*	Semtech Corp	809
56,384	e*	Silicon Image, Inc	255
38,539	*	Silicon Laboratories, Inc	1,443
72,899	e*	Silicon Storage Technology, Inc	218
1,080,235	e*	Sirius Satellite Radio, Inc	3,273
112,344	*	Skyworks Solutions, Inc	955
35,494	e*	Smart Modular Technologies WWH, Inc	361
65,116	e*	Spansion, Inc (Class A)	256
28,315	e*	Spectrum Brands, Inc	151
14,503	e*	Standard Microsystems Corp	567
5,300	e*	Starent Networks Corp	97
10,374	e*	Stoneridge, Inc	83
18,208	e*	Sunpower Corp (Class A)	2,374
8,595	e*	Supertex, Inc	269
129,793	e*	Sycamore Networks, Inc	498
35,188	e*	Symmetricom, Inc	166
20,007	e*	Synaptics, Inc	823
41,522	e*	Syntax-Brillian Corp	128
30,703		Technitrol, Inc	877
10,550	e*	Techwell, Inc	116
42,847	e*	Tekelec	536
27,669		Teleflex, Inc	1,743
309,010	e*	Tellabs, Inc	2,021
33,830	*	Tessera Technologies, Inc	1,407
1,013,439		Texas Instruments, Inc	33,849
43,626	*	Thomas & Betts Corp	2,139
40,125	e*	Trident Microsystems, Inc	263
105,731	e*	Triquint Semiconductor, Inc	701
32,309	*	TTM Technologies, Inc	377
352,250		Tyco Electronics Ltd	13,079
13,489	e*	Ultra Clean Holdings	165
16,474	e*	Universal Display Corp	341
8,900	e*	Universal Electronics, Inc	298
87,200	e*	Utstarcom, Inc	240
63,729	*	Varian Semiconductor Equipment Associates, Inc	2,358
15,575	*	Viasat, Inc	536
12,845	e	Vicor Corp	200
127,423	*	Vishay Intertechnology, Inc	1,454
13,179	e*	Volterra Semiconductor Corp	145
56,062	e	Whirlpool Corp	4,576
210,715		Xilinx, Inc	4,608
15,313	e*	Zoltek Cos, Inc	656

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
35,864	*	Zoran Corp	$807
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	772,317

ENGINEERING AND MANAGEMENT SERVICES - 0.92%
13,465	*	Advisory Board Co	864
28,593	*	Aecom Technology Corp	817
3,198	*	Affymax, Inc	72
96,612	*	Amylin Pharmaceuticals, Inc	3,575
54,636	*	Applera Corp (Celera Genomics Group)	867
40,510	e*	Ariad Pharmaceuticals, Inc	172
7,981	e	CDI Corp	194
271,626	*	Celgene Corp	12,552
4,200	e*	comScore, Inc	137
8,356	e*	Cornell Cos, Inc	195
29,357	e	Corporate Executive Board Co	1,764
8,400	e*	CRA International, Inc	400
41,854	e*	CV Therapeutics, Inc	379
20,365		Diamond Management & Technology Consultants, Inc	148
35,921	e*	eResearch Technology, Inc	425
65,374	*	Exelixis, Inc	564
11,236	*	Exponent, Inc	304
62,325		Fluor Corp	9,082
12,000	*	Genpact Ltd	183
36,978	*	Gen-Probe, Inc	2,327
15,327	*	Greenfield Online, Inc	224
31,752	e*	Harris Interactive, Inc	135
67,023	*	Hewitt Associates, Inc (Class A)	2,566
13,227	*	Huron Consulting Group, Inc	1,066
60,816	e*	Incyte Corp	611
58,586	e*	Isis Pharmaceuticals, Inc	923
84,227	e*	Jacobs Engineering Group, Inc	8,053
119,883	*	KBR, Inc	4,651
8,794	*	Kendle International, Inc	430
29,364	e*	Kosan Biosciences, Inc	106
6,175		Landauer, Inc	320
17,070	e*	LECG Corp	257
26,264	e*	Lifecell Corp	1,132
22,750	e*	Luminex Corp	369
15,124	e	MAXIMUS, Inc	584
16,427	*	Maxygen, Inc	132
160,080	*	McDermott International, Inc	9,450
5,139	*	Michael Baker Corp	211
152,736	e	Moody's Corp	5,453
7,000	e*	MTC Technologies, Inc	164
31,449	e*	Myriad Genetics, Inc	1,460
40,786	e*	Navigant Consulting, Inc	558
22,856	e*	Neurogen Corp	79
24,067	e*	Omnicell, Inc	648
239,692		Paychex, Inc	8,682
14,301	*	PharmaNet Development Group, Inc	561
110,430		Quest Diagnostics, Inc	5,842
20,942	*	Regeneration Technologies, Inc	182
44,788	e*	Regeneron Pharmaceuticals, Inc	1,082
97,295	e*	Rentech, Inc	176
32,857		Resources Connection, Inc	597
17,806	e*	Rigel Pharmaceuticals, Inc	452
118,800	*	SAIC, Inc	2,390

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
36,415	e*	Savient Pharmaceuticals, Inc	$836
29,620	e*	Seattle Genetics, Inc	338
21,388	e*	Senomyx, Inc	160
56,724	*	Shaw Group, Inc	3,428
5,857	*	Stanley, Inc	188
24,068	e*	Symyx Technologies, Inc	185
7,624	e*	Tejon Ranch Co	311
35,223	e*	Telik, Inc	122
38,899	*	Tetra Tech, Inc	836
56,597	*	URS Corp	3,075
21,511	e*	Verenium Corp	107
30,194		Watson Wyatt & Co Holdings (Class A)	1,401
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	105,554

ENVIRONMENTAL QUALITY AND HOUSING - 0.00%**
40,288	e*	Home Solutions of America, Inc	40
		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	40

FABRICATED METAL PRODUCTS - 0.53%
23,634	e*	Alliant Techsystems, Inc	2,689
6,162		Ameron International Corp	568
53,416		Aptargroup, Inc	2,185
75,683		Ball Corp	3,406
8,848	*	Chart Industries, Inc	273
11,232	e	CIRCOR International, Inc	521
84,663		Commercial Metals Co	2,493
13,231	e*	Commercial Vehicle Group, Inc	192
2,198		Compx International, Inc	32
38,427		Crane Co	1,649
115,778	*	Crown Holdings, Inc	2,970
8,340	e	Dynamic Materials Corp	491
20,133	e*	Griffon Corp	251
9,089		Gulf Island Fabrication, Inc	288
353,105		Illinois Tool Works, Inc	18,905
10,094	e	Insteel Industries, Inc	118
9,968	e*	Ladish Co, Inc	430
8,117	e	Lifetime Brands, Inc	105
25,129	e*	Mobile Mini, Inc	466
80,964	e	Mueller Water Products, Inc (Class A)	771
15,669	e*	NCI Building Systems, Inc	451
122,851		Parker Hannifin Corp	9,252
5,880	*	Park-Ohio Holdings Corp	148
71,324		Pentair, Inc	2,483
7,218	*	PGT, Inc	34
17,440		Silgan Holdings, Inc	906
26,264	e	Simpson Manufacturing Co, Inc	698
20,492	e*	Smith & Wesson Holding Corp	125
41,032		Snap-On, Inc	1,979
59,613		Stanley Works	2,890
16,048	e*	Sturm Ruger & Co, Inc	133
7,928	e	Sun Hydraulics Corp	200
44,785	e*	Taser International, Inc	644
9,351	e*	Trimas Corp	99
13,461	e	Valmont Industries, Inc	1,200
23,144	e	Watts Water Technologies, Inc (Class A)	690
		TOTAL FABRICATED METAL PRODUCTS	60,735

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
FOOD AND KINDRED PRODUCTS - 3.50%
14,670	e*	Altus Pharmaceuticals, Inc	$76
4,618	e*	American Dairy, Inc	60
541,218		Anheuser-Busch Cos, Inc	28,327
461,262		Archer Daniels Midland Co	21,416
6,482	e*	Boston Beer Co, Inc (Class A)	244
87,576		Bunge Ltd	10,195
163,485		Campbell Soup Co	5,841
4,202		Coca-Cola Bottling Co Consolidated	247
1,644,159		Coca-Cola Co	100,902
226,312		Coca-Cola Enterprises, Inc	5,891
352,153		ConAgra Foods, Inc	8,378
135,742	e*	Constellation Brands, Inc (Class A)	3,209
52,685		Corn Products International, Inc	1,936
56,731	*	Darling International, Inc	656
142,789		Del Monte Foods Co	1,351
5,320	e	Farmer Bros Co	122
55,188		Flowers Foods, Inc	1,292
230,858		General Mills, Inc	13,159
229,611		H.J. Heinz Co	10,718
49,620	e*	Hansen Natural Corp	2,198
119,038	e	Hershey Co	4,690
53,755		Hormel Foods Corp	2,176
8,158	e	Imperial Sugar Co	153
9,626		J&J Snack Foods Corp	301
39,921		J.M. Smucker Co	2,054
15,444	e*	Jones Soda Co	115
166,943		Kellogg Co	8,753
1,140,720		Kraft Foods, Inc (Class A)	37,222
15,961	e	Lancaster Colony Corp	634
20,449		Lance, Inc	418
8,556	e*	M&F Worldwide Corp	461
96,193		McCormick & Co, Inc	3,647
6,584	e	MGP Ingredients, Inc	62
77,206		Molson Coors Brewing Co (Class B)	3,985
5,604		National Beverage Corp	45
9,395	e*	Peet's Coffee & Tea, Inc	273
99,580		Pepsi Bottling Group, Inc	3,929
41,694		PepsiAmericas, Inc	1,389
1,159,657		PepsiCo, Inc	88,018
24,523	e*	Performance Food Group Co	659
20,114	e*	Ralcorp Holdings, Inc	1,223
15,246	e	Reddy Ice Holdings, Inc	386
12,303	e	Sanderson Farms, Inc	416
519,533		Sara Lee Corp	8,344
77,264	e*	Smithfield Foods, Inc	2,234
26,158	e	Tootsie Roll Industries, Inc	717
20,712	e*	TreeHouse Foods, Inc	476
187,021		Tyson Foods, Inc (Class A)	2,867
169,417		Wrigley (Wm.) Jr Co	9,919
		TOTAL FOOD AND KINDRED PRODUCTS	401,784

FOOD STORES - 0.32%
837	e	Arden Group, Inc (Class A)	129
17,270	e	Great Atlantic & Pacific Tea Co, Inc	541

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
8,163	e	Ingles Markets, Inc (Class A)	$207
478,488		Kroger Co	12,780
20,111	e*	Panera Bread Co (Class A)	720
16,292	e*	Pantry, Inc	426
26,048		Ruddick Corp	903
312,249		Safeway, Inc	10,682
149,082		Supervalu, Inc	5,594
2,326	e	Village Super Market (Class A)	118
6,734		Weis Markets, Inc	269
99,875	e	Whole Foods Market, Inc	4,075
21,903	e*	Winn-Dixie Stores, Inc	371
		TOTAL FOOD STORES	36,815

FORESTRY - 0.12%
56,228		Rayonier, Inc	2,656
152,688		Weyerhaeuser Co	11,259
		TOTAL FORESTRY	13,915

FURNITURE AND FIXTURES - 0.28%
18,783	e	Ethan Allen Interiors, Inc	535
34,198	e	Furniture Brands International, Inc	344
44,896		Herman Miller, Inc	1,454
43,616		Hillenbrand Industries, Inc	2,431
33,809	e	HNI Corp	1,186
7,413	e	Hooker Furniture Corp	149
38,561		Interface, Inc (Class A)	629
418,572		Johnson Controls, Inc	15,085
18,600	e	Kimball International, Inc (Class B)	255
36,828	e	La-Z-Boy, Inc	292
124,980	e	Leggett & Platt, Inc	2,180
267,097		Masco Corp	5,772
28,667	e	Sealy Corp	321
39,114	e*	Select Comfort Corp	274
58,800	e	Tempur-Pedic International, Inc	1,527
		TOTAL FURNITURE AND FIXTURES	32,434

FURNITURE AND HOME FURNISHINGS STORES - 0.17%
195,827	*	Bed Bath & Beyond, Inc	5,755
121,037	e	Circuit City Stores, Inc	508
111,416	*	GameStop Corp (Class A)	6,920
16,062	e	Haverty Furniture Cos, Inc	144
31,963		Knoll, Inc	525
37,412	e*	Mohawk Industries, Inc	2,784
64,355	e*	Pier 1 Imports, Inc	337
58,232	e	Steelcase, Inc (Class A)	924
21,617	e	Tuesday Morning Corp	110
64,234	e	Williams-Sonoma, Inc	1,664
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	19,671

GENERAL BUILDING CONTRACTORS - 0.17%
1,271	e	Amrep Corp	39
3,890	e*	Avatar Holdings, Inc	163
27,719	e*	Beazer Homes USA, Inc	206
7,978	e	Brookfield Homes Corp	126
84,992		Centex Corp	2,147
221,862	e	DR Horton, Inc	2,922

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
26,548	e*	Hovnanian Enterprises, Inc (Class A)	$190
54,387	e	KB Home	1,175
96,790	e	Lennar Corp (Class A)	1,732
9,603	e	M/I Homes, Inc	101
17,708	e	McGrath RentCorp	456
24,302	e	MDC Holdings, Inc	902
16,766	e*	Meritage Homes Corp	244
3,299	e*	NVR, Inc	1,729
11,355	e*	Palm Harbor Homes, Inc	120
18,779	*	Perini Corp	778
149,622	e	Pulte Homes, Inc	1,577
30,806	e	Ryland Group, Inc	849
45,800	e*	Standard-Pacific Corp	153
8,756	e*	Team, Inc	320
89,281	e*	Toll Brothers, Inc	1,791
37,809		Walter Industries, Inc	1,358
21,762	e*	WCI Communities, Inc	82
		TOTAL GENERAL BUILDING CONTRACTORS	19,160

GENERAL MERCHANDISE STORES - 1.46%
31,592	e*	99 Cents Only Stores	252
79,587	e*	Big Lots, Inc	1,273
46,090	*	BJ's Wholesale Club, Inc	1,559
7,308	e	Bon-Ton Stores, Inc	69
21,144	e*	Cabela's, Inc	319
35,721		Casey's General Stores, Inc	1,058
8,648	e*	Conn's, Inc	148
315,732		Costco Wholesale Corp	22,025
43,294	e	Dillard's, Inc (Class A)	813
106,643		Family Dollar Stores, Inc	2,051
29,664	e	Fred's, Inc	286
159,672		JC Penney Co, Inc	7,024
311,597		Macy's, Inc	8,061
17,729	e*	Retail Ventures, Inc	90
99,401	e	Saks, Inc	2,064
17,973	e	Stein Mart, Inc	85
604,665		Target Corp	30,233
321,388		TJX Cos, Inc	9,233
1,712,773		Wal-Mart Stores, Inc	81,408
		TOTAL GENERAL MERCHANDISE STORES	168,051

HEALTH SERVICES - 1.36%
18,580	e*	Alliance Imaging, Inc	179
18,220	e*	Amedisys, Inc	884
8,641	e*	American Dental Partners, Inc	87
119,181		AmerisourceBergen Corp	5,348
22,231	*	Amsurg Corp	602
31,771	*	Apria Healthcare Group, Inc	685
42,918	e*	Assisted Living Concepts, Inc (A Shares)	322
7,094	e*	Bio-Reference Labs, Inc	232
27,594	e	Brookdale Senior Living, Inc	784
203,564		Cigna Corp	10,937
69,024	*	Community Health Systems, Inc	2,544
6,016	e*	Corvel Corp	138
45,004	*	Covance, Inc	3,898
110,607	*	Coventry Health Care, Inc	6,553

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
22,090	e*	Cross Country Healthcare, Inc	$315
16,323	e*	CryoLife, Inc	130
74,364	*	DaVita, Inc	4,190
44,798	e*	Edwards Lifesciences Corp	2,060
8,598	*	eHealth, Inc	276
3,311	e*	Emeritus Corp	83
18,855	e*	Enzo Biochem, Inc	240
157,880	*	Express Scripts, Inc	11,525
8,200	*	FGX International Holdings Ltd	97
8,923	e*	Genomic Health, Inc	202
4,000	*	Genoptix Inc	123
18,949	*	Gentiva Health Services, Inc	361
176,006		Health Management Associates, Inc (Class A)	1,053
49,800	*	Healthsouth Corp	1,046
24,588	e*	Healthways, Inc	1,437
18,980	e*	Hythiam, Inc	56
40,949	e*	Immunomedics, Inc	95
21,589	e*	Kindred Healthcare, Inc	539
83,142	*	Laboratory Corp of America Holdings	6,280
14,843	e	LCA-Vision, Inc	296
8,098	e*	LHC Group, Inc	202
39,831	*	LifePoint Hospitals, Inc	1,185
59,405	*	Lincare Holdings, Inc	2,089
24,894	*	Magellan Health Services, Inc	1,161
13,215	e*	Matria Healthcare, Inc	314
210,008		McKesson Corp	13,758
6,947	*	Medcath Corp	171
200,320	*	Medco Health Solutions, Inc	20,312
4,992	e	National Healthcare Corp	258
65,248	e*	Nektar Therapeutics	438
15,155	e*	Nighthawk Radiology Holdings, Inc	319
25,907	*	Odyssey HealthCare, Inc	287
85,615	e	Omnicare, Inc	1,953
34,263	*	Pediatrix Medical Group, Inc	2,335
73,265		Pharmaceutical Product Development, Inc	2,958
38,523	e*	Psychiatric Solutions, Inc	1,252
7,616	e*	Radiation Therapy Services, Inc	235
12,730	*	RehabCare Group, Inc	287
38,163	*	Sierra Health Services, Inc	1,601
15,881	e*	Skilled Healthcare Group, Inc (Class A)	232
16,786	e*	Stereotaxis, Inc	205
30,632	*	Sun Healthcare Group, Inc	526
31,480	e*	Sunrise Senior Living, Inc	966
334,984	e*	Tenet Healthcare Corp	1,702
32,048		Universal Health Services, Inc (Class B)	1,641
411,391	*	WellPoint, Inc	36,091
		TOTAL HEALTH SERVICES	156,075

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
3,709	e*	Comverge, Inc	117
51,421	*	Foster Wheeler Ltd	7,971
25,688		Granite Construction, Inc	929
17,122	*	Matrix Service Co	374
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	9,391

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
HOLDING AND OTHER INVESTMENT OFFICES - 2.25%
23,371		Acadia Realty Trust	$598
21,553	e*	Affiliated Managers Group, Inc	2,532
5,860	e	Agree Realty Corp	176
39,669	e	Alesco Financial, Inc	130
1,423	e*	Alexander's, Inc	503
21,174	e	Alexandria Real Estate Equities, Inc	2,153
109,067	e	Allied Capital Corp	2,345
70,448		AMB Property Corp	4,055
16,528		American Campus Communities, Inc	444
101,231		American Financial Realty Trust	812
12,511	e*	Ampal American Israel (Class A)	92
282,231		Annaly Mortgage Management, Inc	5,131
40,991	e	Anthracite Capital, Inc	297
38,245		Anworth Mortgage Asset Corp	316
69,146	e	Apartment Investment & Management Co (Class A)	2,401
70,905		Apollo Investment Corp	1,209
8,687	e	Arbor Realty Trust, Inc	140
76,924		Ashford Hospitality Trust, Inc	553
10,813		Associated Estates Realty Corp	102
56,325		AvalonBay Communities, Inc	5,302
46,986		BioMed Realty Trust, Inc	1,089
72,439		Boston Properties, Inc	6,651
61,655		Brandywine Realty Trust	1,105
37,240	e	BRE Properties, Inc (Class A)	1,509
4,999	e	BRT Realty Trust	76
40,240		Camden Property Trust	1,938
30,528	e	Capital Lease Funding, Inc	257
2,167	e	Capital Southwest Corp	257
8,296	e	Capital Trust, Inc (Class A)	254
46,296		CBL & Associates Properties, Inc	1,107
20,960	e	CBRE Realty Finance, Inc	112
31,340	e	Cedar Shopping Centers, Inc	321
5,581	e	Cherokee, Inc	180
32,771		Colonial Properties Trust	742
28,732		Corporate Office Properties Trust	905
28,724		Cousins Properties, Inc	635
17,561	e	Crystal River Capital, Inc	254
123,500	e	DCT Industrial Trust, Inc	1,150
36,580	e	Deerfield Capital Corp	293
88,008		Developers Diversified Realty Corp	3,370
63,663		DiamondRock Hospitality Co	954
37,521		Digital Realty Trust, Inc	1,440
70,934	e	Douglas Emmett, Inc	1,604
102,754		Duke Realty Corp	2,680
15,783	e	EastGroup Properties, Inc	660
18,827	e	Education Realty Trust, Inc	212
16,159	e*	Energy Infrastructure Acquisition Corp	164
19,856		Entertainment Properties Trust	933
15,082		Equity Lifestyle Properties, Inc	689
26,061	e	Equity One, Inc	600
193,308		Equity Residential	7,050
17,086	e	Essex Property Trust, Inc	1,666
45,371	e	Extra Space Storage, Inc	648
39,843		Federal Realty Investment Trust	3,273
48,174		FelCor Lodging Trust, Inc	751
32,972	e	First Industrial Realty Trust, Inc	1,141

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
16,992		First Potomac Realty Trust	$294
41,850	e	Franklin Street Properties Corp	619
106,628	e*	Friedman Billings Ramsey Group, Inc (Class A)	335
153,090		General Growth Properties, Inc	6,304
11,498		Getty Realty Corp	307
7,828	e	Gladstone Capital Corp	133
26,916	e	Glimcher Realty Trust	385
27,800	e	GMH Communities Trust	153
12,400	e	Gramercy Capital Corp	301
146,608		HCP, Inc	5,099
56,306		Health Care REIT, Inc	2,516
34,672	e	Healthcare Realty Trust, Inc	880
28,508		Hersha Hospitality Trust	271
11,539	e*	HFF, Inc (Class A)	89
41,242	e	Highwoods Properties, Inc	1,212
30,269	e*	Hilltop Holdings, Inc	331
27,908		Home Properties, Inc	1,252
66,278		Hospitality Properties Trust	2,135
368,977	e	Host Marriott Corp	6,287
150,177		HRPT Properties Trust	1,161
56,391	e,v	IMPAC Mortgage Holdings, Inc	31
48,741	e	Inland Real Estate Corp	690
32,947		Investors Real Estate Trust	296
466,350	e	iShares Russell 3000 Index Fund	39,360
90,509	e	iStar Financial, Inc	2,358
36,609	e*	Jamba, Inc	135
18,553	e	JER Investors Trust, Inc	200
24,426		Kilroy Realty Corp	1,342
151,738	e	Kimco Realty Corp	5,523
20,224		Kite Realty Group Trust	309
29,268	e	LaSalle Hotel Properties	934
51,795	e	Lexington Corporate Properties Trust	753
64,945	e	Liberty Property Trust	1,871
17,555		LTC Properties, Inc	440
31,753	e,v	Luminent Mortgage Capital, Inc	25
50,605	e	Macerich Co	3,596
49,047		Mack-Cali Realty Corp	1,668
29,713	e	Maguire Properties, Inc	876
36,111	e	Medical Properties Trust, Inc	368
32,379	e*	Meruelo Maddux Properties, Inc	129
61,319		MFA Mortgage Investments, Inc	567
20,324		Mid-America Apartment Communities, Inc	869
14,218		Mission West Properties, Inc	135
17,411		MVC Capital, Inc	281
18,515	e	National Health Investors, Inc	517
46,252		National Retail Properties, Inc	1,081
62,894		Nationwide Health Properties, Inc	1,973
29,156	e	Newcastle Investment Corp	378
29,330	e*	NexCen Brands, Inc	142
42,485	e	NorthStar Realty Finance Corp	379
7,113	e*	Novastar Financial, Inc	21
47,487		Omega Healthcare Investors, Inc	762
11,623		Parkway Properties, Inc	430
13,973	e	PennantPark Investment Corp	140
23,126		Pennsylvania Real Estate Investment Trust	686
124,866		Plum Creek Timber Co, Inc	5,749

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
32,866	e	Post Properties, Inc	$1,154
29,592		Potlatch Corp	1,315
179,182		Prologis	11,357
14,058	e	Prospect Capital Corp	183
11,782		PS Business Parks, Inc	619
88,541		Public Storage, Inc	6,500
11,317	e	Quadra Realty Trust, Inc	91
44,670	e	RAIT Investment Trust	385
11,548		Ramco-Gershenson Properties	247
71,615	e	Realty Income Corp	1,935
17,153	e	Redwood Trust, Inc	587
49,074		Regency Centers Corp	3,165
15,662	e	Resource Capital Corp	146
8,737		Saul Centers, Inc	467
59,087	e	Senior Housing Properties Trust	1,340
155,845		Simon Property Group, Inc	13,537
42,555		SL Green Realty Corp	3,977
14,582		Sovran Self Storage, Inc	585
55,726	e	Strategic Hotels & Resorts, Inc	932
12,790		Sun Communities, Inc	269
44,687		Sunstone Hotel Investors, Inc	817
22,030	e	Tanger Factory Outlet Centers, Inc	831
11,598	e	Tarragon Corp	17
40,122		Taubman Centers, Inc	1,974
89,770	e	Thornburg Mortgage, Inc	829
100,110	e	UDR, Inc	1,987
10,285	e	Universal Health Realty Income Trust	364
19,529		Urstadt Biddle Properties, Inc (Class A)	303
33,533		U-Store-It Trust	307
94,158		Ventas, Inc	4,261
215,894	e	Virgin Media, Inc	3,700
94,821		Vornado Realty Trust	8,339
42,541		WABCO Holdings, Inc	2,131
33,112	e	Washington Real Estate Investment Trust	1,040
55,000	e	Weingarten Realty Investors	1,729
36,561		Winthrop Realty Trust	193
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	258,652

HOTELS AND OTHER LODGING PLACES - 0.39%
18,496	e	Ameristar Casinos, Inc	509
15,345	e*	Bluegreen Corp	110
39,969		Boyd Gaming Corp	1,362
26,796	e	Choice Hotels International, Inc	890
29,868	e*	Gaylord Entertainment Co	1,209
21,853	e*	Great Wolf Resorts, Inc	214
9,907	e*	Isle of Capri Casinos, Inc	137
73,773	*	Las Vegas Sands Corp	7,602
14,595	e*	Lodgian, Inc	164
14,891	e	Marcus Corp	230
232,670		Marriott International, Inc (Class A)	7,953
83,621	*	MGM Mirage	7,026
8,692	e*	Monarch Casino & Resort, Inc	209
14,393	e*	Morgans Hotel Group Co	278
30,124	e	Orient-Express Hotels Ltd (Class A)	1,733
10,185	e*	Riviera Holdings Corp	314
144,023		Starwood Hotels & Resorts Worldwide, Inc	6,341

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
19,819	e*	Trump Entertainment Resorts, Inc	$85
22,214	e*	Vail Resorts, Inc	1,195
128,944		Wyndham Worldwide Corp	3,038
38,929		Wynn Resorts Ltd	4,365
		TOTAL HOTELS AND OTHER LODGING PLACES	44,964

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.13%
8,853	e	Aaon, Inc	175
39,814	e	Actuant Corp (Class A)	1,354
64,792	*	AGCO Corp	4,405
18,980	e	Albany International Corp (Class A)	704
17,732	e*	Allis-Chalmers Energy, Inc	262
7,249	*	Altra Holdings, Inc	121
5,232		Ampco-Pittsburgh Corp	199
977,204		Applied Materials, Inc	17,355
13,287	*	Astec Industries, Inc	494
14,997	e*	ASV, Inc	208
39,136	*	Asyst Technologies, Inc	128
73,014	e*	Axcelis Technologies, Inc	336
46,678	e	Black & Decker Corp	3,251
11,587	e	Black Box Corp	419
27,159	*	Blount International, Inc	334
34,939		Briggs & Stratton Corp	792
283,655	*	Brocade Communications Systems, Inc	2,082
52,087	*	Brooks Automation, Inc	688
28,113		Bucyrus International, Inc (Class A)	2,794
43,791		Carlisle Cos, Inc	1,622
8,415	e	Cascade Corp	391
455,525		Caterpillar, Inc	33,053
62,093	*	Cirrus Logic, Inc	328
12,813	*	Columbus McKinnon Corp	418
22,453	e*	Cray, Inc	134
73,659		Cummins, Inc	9,382
31,330	e	Curtiss-Wright Corp	1,573
25,436	e*	Cymer, Inc	990
320,832		Deere & Co	29,876
1,613,585	*	Dell, Inc	39,549
51,236		Diebold, Inc	1,485
54,806		Donaldson Co, Inc	2,542
144,465		Dover Corp	6,658
60,631	*	Dresser-Rand Group, Inc	2,368
19,841	*	Dril-Quip, Inc	1,104
39,428	*	Electronics for Imaging, Inc	886
1,492,361	*	EMC Corp	27,653
60,542	*	Emulex Corp	988
10,817	*	ENGlobal Corp	123
15,889	e*	EnPro Industries, Inc	487
97,823	e*	Entegris, Inc	844
89,895	e*	Extreme Networks, Inc	318
12,988	e*	Flotek Industries, Inc	468
26,655	*	Flow International Corp	248
40,195		Flowserve Corp	3,867
93,822	e*	FMC Technologies, Inc	5,320
12,288	e*	Fuel Tech, Inc	278
37,362	*	Gardner Denver, Inc	1,233
10,307	e*	Gehl Co	165

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
7,331,157	d	General Electric Co	$271,766
26,440	e*	Goodman Global, Inc	649
9,597	e	Gorman-Rupp Co	299
46,962		Graco, Inc	1,750
90,683	*	Grant Prideco, Inc	5,034
7,778	e	Hardinge, Inc	131
1,905,796		Hewlett-Packard Co	96,205
3,857	e*	Hurco Cos, Inc	168
56,272		IDEX Corp	2,033
18,659	*	Immersion Corp	242
194,390		Ingersoll-Rand Co Ltd (Class A)	9,033
39,372	e*	Intermec, Inc	800
972,796		International Business Machines Corp	105,159
224,740		International Game Technology	9,873
14,156	*	Intevac, Inc	206
5,817	e*	Isilon Systems, Inc	30
129,647	e	Jabil Circuit, Inc	1,980
76,748		Joy Global, Inc	5,052
9,545	*	Kadant, Inc	283
21,080	e	Kaydon Corp	1,150
56,712		Kennametal, Inc	2,147
40,500	e*	Kulicke & Soffa Industries, Inc	278
95,530	e*	Lam Research Corp	4,130
41,084		Lennox International, Inc	1,702
66,966	*	Lexmark International, Inc (Class A)	2,334
7,700	e	Lindsay Manufacturing Co	544
10,534		Lufkin Industries, Inc	604
87,858		Manitowoc Co, Inc	4,290
26,959	*	Micros Systems, Inc	1,891
9,480	e*	Middleby Corp	726
24,902	e	Modine Manufacturing Co	411
3,910	e	Nacco Industries, Inc (Class A)	390
12,415	*	NATCO Group, Inc (Class A)	672
24,403	*	Netgear, Inc	870
23,832		Nordson Corp	1,381
34,849	*	Oil States International, Inc	1,189
86,870		Pall Corp	3,503
72,885	e	Palm, Inc	462
134,455	e*	Quantum Corp	362
25,143	e*	Rackable Systems, Inc	251
14,719	*	RBC Bearings, Inc	640
7,282	e*	Rimage Corp	189
13,878	*	Riverbed Technology, Inc	371
9,992		Robbins & Myers, Inc	756
111,505		Rockwell Automation, Inc	7,689
85,950	e*	Safeguard Scientifics, Inc	155
161,340	*	SanDisk Corp	5,352
6,258	e	Sauer-Danfoss, Inc	157
19,852	e*	Scansource, Inc	642
45,874	e*	Scientific Games Corp (Class A)	1,525
392,405		Seagate Technology, Inc	10,006
86,617	m,v*	Seagate Technology, Inc	-	^
15,689	e*	Semitool, Inc	136
20,064	e*	Sigma Designs, Inc	1,108
4,732	e*	Silicon Graphics, Inc	87
44,258	e*	SourceForge, Inc	108

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
40,255		SPX Corp	$4,140
8,469		Standex International Corp	148
22,478	e*	STEC, Inc	196
6,704	e*	Super Micro Computer, Inc	51
3,935	*	T-3 Energy Services, Inc	185
10,545	e*	Tecumseh Products Co (Class A)	247
11,200		Tennant Co	496
127,189	*	Teradata Corp	3,486
72,830	*	Terex Corp	4,775
62,888		Timken Co	2,066
28,407	e	Toro Co	1,547
127,623		Trane, Inc	5,961
14,313	e*	TurboChef Technologies, Inc	236
3,252	e	Twin Disc, Inc	230
18,851	e*	Ultratech, Inc	214
92,020	*	Varian Medical Systems, Inc	4,800
43,796	e*	VeriFone Holdings, Inc	1,018
16,186	e	Watsco, Inc	595
156,881	*	Western Digital Corp	4,739
20,169		Woodward Governor Co	1,371
48,810	*	Zebra Technologies Corp (Class A)	1,694
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	817,548

INSTRUMENTS AND RELATED PRODUCTS - 4.71%
15,924	e*	Abaxis, Inc	571
16,958	e*	Abiomed, Inc	264
11,700	e*	Accuray, Inc	178
42,253	e*	Advanced Medical Optics, Inc	1,036
48,446	e*	Affymetrix, Inc	1,121
264,939	*	Agilent Technologies, Inc	9,734
42,246	*	Align Technology, Inc	705
219,578		Allergan, Inc	14,106
51,214	e*	American Medical Systems Holdings, Inc	741
6,336	e	American Science & Engineering, Inc	360
11,392		Analogic Corp	771
14,600	e*	Anaren, Inc	241
15,144	e*	Angiodynamics, Inc	288
130,885		Applera Corp (Applied Biosystems Group)	4,440
7,835	e*	Argon ST, Inc	145
18,626	e*	Arthrocare Corp	895
11,116	e*	Aspect Medical Systems, Inc	156
9,964	e	Badger Meter, Inc	448
76,073	e	Bard (C.R.), Inc	7,212
463,694		Baxter International, Inc	26,917
44,153		Beckman Coulter, Inc	3,214
177,274		Becton Dickinson & Co	14,817
12,755	*	Bio-Rad Laboratories, Inc (Class A)	1,322
942,844	*	Boston Scientific Corp	10,965
46,048	*	Bruker BioSciences Corp	612
8,219	e*	Cantel Medical Corp	120
39,114	e*	Cepheid, Inc	1,031
15,857	e	Cohu, Inc	243
22,053	e*	Conmed Corp	510
31,515	e	Cooper Cos, Inc	1,198
351,950		Covidien Ltd	15,588
70,483	e*	Credence Systems Corp	171

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
9,576	e*	Cutera, Inc	$150
14,634	e*	Cyberonics, Inc	193
5,493	e*	Cynosure, Inc (Class A)	145
174,221		Danaher Corp	15,286
9,120		Datascope Corp	332
113,641		Dentsply International, Inc	5,116
15,633	e*	Dionex Corp	1,295
28,799		DRS Technologies, Inc	1,563
8,652	*	Eagle Test Systems, Inc	111
203,504	e	Eastman Kodak Co	4,451
566,162		Emerson Electric Co	32,079
19,238	e*	ESCO Technologies, Inc	768
18,700	*	Esterline Technologies Corp	968
48,426	e*	ev3, Inc	616
7,765	*	Excel Technology, Inc	210
10,521	e*	FARO Technologies, Inc	286
24,915	e*	FEI Co	619
93,902	e*	Flir Systems, Inc	2,939
34,873	*	Formfactor, Inc	1,154
30,712	*	Fossil, Inc	1,289
83,692	e	Garmin Ltd	8,118
19,314	*	Haemonetics Corp	1,217
87,147	*	Hologic, Inc	5,982
9,395	e*	ICU Medical, Inc	338
13,461	e*	I-Flow Corp	212
16,744	e*	II-VI, Inc	512
38,965	e*	Illumina, Inc	2,309
5,270	e*	Insulet Corp	124
14,613	e*	Integra LifeSciences Holdings Corp	613
26,669	*	Intuitive Surgical, Inc	8,654
22,994	e	Invacare Corp	579
52,711	*	ION Geophysical Corp	832
17,103	e*	Ionatron, Inc	49
21,241	e*	Itron, Inc	2,039
30,992	*	Ixia	294
2,060,663		Johnson & Johnson	137,446
8,260	e*	Kensey Nash Corp	247
135,487		Kla-Tencor Corp	6,525
41,961	e*	L-1 Identity Solutions, Inc	753
49,063	e*	LTX Corp	156
6,900	e*	Masimo Corp	272
9,778	e*	Measurement Specialties, Inc	216
9,627	e*	Medical Action Industries, Inc	201
817,769		Medtronic, Inc	41,109
27,576	e	Mentor Corp	1,078
18,330	*	Merit Medical Systems, Inc	255
26,843	*	Mettler-Toledo International, Inc	3,055
10,806	e*	Micrus Endovascular Corp	213
38,216	*	Millipore Corp	2,797
22,060	e	Mine Safety Appliances Co	1,144
35,548	e*	MKS Instruments, Inc	680
12,667	e	Movado Group, Inc	320
13,932		MTS Systems Corp	594
39,105		National Instruments Corp	1,303
13,063	e*	Natus Medical, Inc	253
27,910	e*	Newport Corp	357

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
13,692	e*	Northstar Neuroscience, Inc	$127
23,547	e*	NuVasive, Inc	931
14,324	e*	NxStage Medical, Inc	217
11,676	*	Orthofix International NV	677
2,713	e*	OYO Geospace Corp	204
12,302	e*	Palomar Medical Technologies, Inc	188
85,092		PerkinElmer, Inc	2,214
163,250		Pitney Bowes, Inc	6,210
56,088	e*	Resmed, Inc	2,946
51,817	*	Respironics, Inc	3,393
118,375		Rockwell Collins, Inc	8,519
21,764	*	Rofin-Sinar Technologies, Inc	1,047
62,447		Roper Industries, Inc	3,905
20,900	e*	Rudolph Technologies, Inc	237
37,475	e*	Sirf Technology Holdings, Inc	942
11,900	e	Sirona Dental Systems, Inc	398
18,952	e*	Sonic Innovations, Inc	146
16,954	e*	Sonic Solutions, Inc	176
11,650	e*	SonoSite, Inc	392
21,581	e*	Spectranetics Corp	331
239,147	*	St. Jude Medical, Inc	9,719
49,670		STERIS Corp	1,433
219,488		Stryker Corp	16,400
24,549	e*	Symmetry Medical, Inc	428
27,552	*	Techne Corp	1,820
25,935	*	Teledyne Technologies, Inc	1,383
134,076	*	Teradyne, Inc	1,386
298,225	*	Thermo Electron Corp	17,202
37,720	e*	Thoratec Corp	686
84,208	*	Trimble Navigation Ltd	2,546
23,832	*	Varian, Inc	1,556
20,673	e*	Veeco Instruments, Inc	345
21,331	*	Ventana Medical Systems, Inc	1,861
11,927	e*	Vital Images, Inc	216
7,691		Vital Signs, Inc	393
40,285	e*	Vivus, Inc	209
16,979	e*	Volcano Corp	212
71,444	*	Waters Corp	5,649
24,247	e*	Wright Medical Group, Inc	707
662,689		Xerox Corp	10,729
20,207	e*	X-Rite, Inc	235
169,570	*	Zimmer Holdings, Inc	11,217
11,924	*	Zoll Medical Corp	319
12,959	*	Zygo Corp	161
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	540,548

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
207,580		AON Corp	9,899
83,749		Brown & Brown, Inc	1,968
14,025	e	Crawford & Co (Class B)	58
71,396	e	Gallagher (Arthur J.) & Co	1,727
223,875		Hartford Financial Services Group, Inc	19,520
27,850		Hilb Rogal & Hobbs Co	1,130
374,806		Marsh & McLennan Cos, Inc	9,921
28,892	e	National Financial Partners Corp	1,318
4,573	*	United America Indemnity Ltd (Class A)	91

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
6,431		White Mountains Insurance Group Ltd	$3,306
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	48,938

INSURANCE CARRIERS - 4.62%
232,287		ACE Ltd	14,351
365,026		Aetna, Inc	21,073
348,229		Aflac, Inc	21,810
21,901		Alfa Corp	475
3,604	e*	Alleghany Corp	1,449
42,741		Allied World Assurance Holdings Ltd	2,144
407,104		Allstate Corp	21,263
72,280	e	Ambac Financial Group, Inc	1,863
39,900	e	American Equity Investment Life Holding Co	331
63,573		American Financial Group, Inc	1,836
1,591,201		American International Group, Inc	92,767
11,112		American National Insurance Co	1,347
8,194		American Physicians Capital, Inc	340
37,965	*	AMERIGROUP Corp	1,384
13,065	*	Amerisafe, Inc	203
17,807	e	Amtrust Financial Services, Inc	245
35,944	*	Arch Capital Group Ltd	2,529
18,828	*	Argo Group International Holdings Ltd	793
66,759		Aspen Insurance Holdings Ltd	1,925
85,596		Assurant, Inc	5,726
47,954		Assured Guaranty Ltd	1,273
111,529		Axis Capital Holdings Ltd	4,346
4,897		Baldwin & Lyons, Inc (Class B)	134
5,529	e	Castlepoint Holdings Ltd	66
31,767	*	Centene Corp	872
283,832		Chubb Corp	15,492
121,325		Cincinnati Financial Corp	4,797
24,979	e*	Citizens, Inc	138
19,762		CNA Financial Corp	666
10,118	*	CNA Surety Corp	200
39,862	e	Commerce Group, Inc	1,434
134,174	e*	Conseco, Inc	1,685
5,246	*	Darwin Professional Underwriters, Inc	127
30,740	e	Delphi Financial Group, Inc (Class A)	1,085
9,364	e	Donegal Group, Inc (Class A)	161
4,503		EMC Insurance Group, Inc	107
41,600		Employers Holdings, Inc	695
44,580	e	Endurance Specialty Holdings Ltd	1,860
4,920	e*	Enstar Group Ltd	602
38,103	e	Erie Indemnity Co (Class A)	1,977
45,104		Everest Re Group Ltd	4,528
10,036		FBL Financial Group, Inc (Class A)	347
157,242	e	Fidelity National Title Group, Inc (Class A)	2,297
13,254	e*	First Acceptance Corp	56
68,320	e	First American Corp	2,331
8,814	*	First Mercury Financial Corp	215
10,047		Flagstone Reinsurance Holdings Ltd	140
6,887	e*	Fpic Insurance Group, Inc	296
307,546		Genworth Financial, Inc (Class A)	7,827
6,240	e*	Greenlight Capital Re Ltd (Class A)	130
38,385		Hanover Insurance Group, Inc	1,758
12,827		Harleysville Group, Inc	454

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
81,739		HCC Insurance Holdings, Inc	$2,344
79,283	*	Health Net, Inc	3,829
21,690	e*	HealthExtras, Inc	566
33,695	*	Healthspring, Inc	642
33,145		Horace Mann Educators Corp	628
118,769	*	Humana, Inc	8,944
3,952	e	Independence Holding Co	50
16,217	e	Infinity Property & Casualty Corp	586
45,138		IPC Holdings Ltd	1,303
2,078		Kansas City Life Insurance Co	91
12,081	e	LandAmerica Financial Group, Inc	404
115,888	e	Leucadia National Corp	5,458
191,478		Lincoln National Corp	11,148
307,958		Loews Corp	15,503
7,360	*	Markel Corp	3,614
42,796		Max Re Capital Ltd	1,198
92,558	e	MBIA, Inc	1,724
18,349	*	Meadowbrook Insurance Group, Inc	173
19,709		Mercury General Corp	982
333,375		Metlife, Inc	20,543
59,078	e	MGIC Investment Corp	1,325
8,179	e	Midland Co	529
8,801	e*	Molina Healthcare, Inc	341
79,211		Montpelier Re Holdings Ltd	1,347
11,286	e	National Interstate Corp	374
1,551		National Western Life Insurance Co (Class A)	322
36,646		Nationwide Financial Services, Inc (Class A)	1,649
9,235	*	Navigators Group, Inc	600
4,145	e	NYMAGIC, Inc	96
20,098	e	Odyssey Re Holdings Corp	738
168,730		Old Republic International Corp	2,600
20,220		OneBeacon Insurance Group Ltd	435
40,306		PartnerRe Ltd	3,326
38,987	*	Philadelphia Consolidated Holding Co	1,534
79,793		Phoenix Cos, Inc	947
42,287		Platinum Underwriters Holdings Ltd	1,504
22,267	e*	PMA Capital Corp (Class A)	183
61,333	e	PMI Group, Inc	814
13,808	e	Presidential Life Corp	242
32,274	e*	Primus Guaranty Ltd	226
189,245		Principal Financial Group	13,028
24,172	e*	ProAssurance Corp	1,328
496,804	e*	Progressive Corp	9,519
49,619		Protective Life Corp	2,035
327,418		Prudential Financial, Inc	30,463
56,697	e	Radian Group, Inc	662
12,774	e*	RAM Holdings Ltd	63
21,524	e	Reinsurance Group Of America, Inc	1,130
49,901		RenaissanceRe Holdings Ltd	3,006
16,861	e	RLI Corp	958
74,162		Safeco Corp	4,129
10,157		Safety Insurance Group, Inc	372
47,210	v*	Scottish Re Group Ltd	34
14,868	*	SeaBright Insurance Holdings, Inc	224
16,972	e	Security Capital Assurance Ltd	66
40,400	e	Selective Insurance Group, Inc	929

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
37,695		Stancorp Financial Group, Inc	$1,899
9,480		State Auto Financial Corp	249
12,744	e	Stewart Information Services Corp	332
67,478		Torchmark Corp	4,084
14,216	e	Tower Group, Inc	475
19,325		Transatlantic Holdings, Inc	1,404
469,907		Travelers Cos, Inc	25,281
8,107	e*	Triad Guaranty, Inc	79
14,738		United Fire & Casualty Co	429
952,462		UnitedHealth Group, Inc	55,433
34,889	e	Unitrin, Inc	1,674
27,267	*	Universal American Financial Corp	698
256,407		UnumProvident Corp	6,100
8,000	*	Validus Holdings Ltd	208
120,400		W.R. Berkley Corp	3,589
29,275	*	WellCare Health Plans, Inc	1,242
921		Wesco Financial Corp	375
131,394		XL Capital Ltd (Class A)	6,610
26,173		Zenith National Insurance Corp	1,171
		TOTAL INSURANCE CARRIERS	530,090

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
87,836	*	Corrections Corp of America	2,592
33,722	e*	Geo Group, Inc	944
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	3,536

LEATHER AND LEATHER PRODUCTS - 0.12%
262,409	*	Coach, Inc	8,025
60,194	e*	CROCS, Inc	2,216
15,990	e*	Genesco, Inc	604
35,899	*	Iconix Brand Group, Inc	706
16,270	e	Steven Madden Ltd	325
33,262	*	Timberland Co (Class A)	601
3,210	e	Weyco Group, Inc	88
39,829		Wolverine World Wide, Inc	977
		TOTAL LEATHER AND LEATHER PRODUCTS	13,542

LEGAL SERVICES - 0.02%
32,832	*	FTI Consulting, Inc	2,024
7,324	e*	Pre-Paid Legal Services, Inc	405
		TOTAL LEGAL SERVICES	2,429

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.00%**
6,514	e*	Emergency Medical Services Corp (Class A)	191
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	191

LUMBER AND WOOD PRODUCTS - 0.02%
8,518	e	American Woodmark Corp	155
54,030	e*	Champion Enterprises, Inc	509
7,514	e	Deltic Timber Corp	387
75,407	e	Louisiana-Pacific Corp	1,032
4,307	e	Skyline Corp	126
11,966	e	Universal Forest Products, Inc	352
		TOTAL LUMBER AND WOOD PRODUCTS	2,561

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
METAL MINING - 0.51%
38,747	*	Apex Silver Mines Ltd	$590
29,071	e	Cleveland-Cliffs, Inc	2,930
247,956	e*	Coeur d'Alene Mines Corp	1,225
35,179		Foundation Coal Holdings, Inc	1,847
270,808		Freeport-McMoRan Copper & Gold, Inc (Class B)	27,741
97,963	e*	Hecla Mining Co	916
303,886		Newmont Mining Corp	14,839
23,931	*	Patriot Coal Corp	999
35,943	e*	Rosetta Resources, Inc	713
15,917	e	Royal Gold, Inc	486
19,857	e*	ShengdaTech, Inc	287
52,948	e	Southern Copper Corp	5,566
30,773	e*	Stillwater Mining Co	297
36,838	e*	Uranium Resources, Inc	460
33,336	*	US Gold Corp	99
		TOTAL METAL MINING	58,995

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.29%
6,919	*	Armstrong World Industries, Inc	278
19,692		Blyth, Inc	432
51,179	e	Callaway Golf Co	892
22,322	e	Daktronics, Inc	504
108,399		Fortune Brands, Inc	7,844
112,677		Hasbro, Inc	2,882
19,429	e*	Jakks Pacific, Inc	459
8,407	e	Marine Products Corp	59
278,121		Mattel, Inc	5,295
26,637	e	Nautilus, Inc	129
14,785	*	RC2 Corp	415
11,572	e*	Russ Berrie & Co, Inc	189
25,055	e*	Shuffle Master, Inc	300
4,356	e	Steinway Musical Instruments, Inc	120
351,065		Tyco International Ltd	13,920
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	33,718

MISCELLANEOUS RETAIL - 1.30%
14,742	e*	1-800-FLOWERS.COM, Inc (Class A)	129
11,957	*	AC Moore Arts & Crafts, Inc	164
217,636	*	Amazon.com, Inc	20,162
36,298		Barnes & Noble, Inc	1,250
248,835		Best Buy Co, Inc	13,101
15,894	e	Big 5 Sporting Goods Corp	229
10,266	e*	Blue Nile, Inc	699
10,157	e	Books-A-Million, Inc	121
41,091	e	Borders Group, Inc	438
10,668	*	Build-A-Bear Workshop, Inc	149
20,960		Cash America International, Inc	677
36,440	e*	CKX, Inc	437
46,768	e*	Coldwater Creek, Inc	313
1,052,264		CVS Corp	41,827
55,706	*	Dick's Sporting Goods, Inc	1,546
68,940	*	Dollar Tree Stores, Inc	1,787
25,590	*	Ezcorp, Inc (Class A)	289
16,458	*	GSI Commerce, Inc	321
24,778	e*	Hibbett Sports, Inc	495
23,197		Longs Drug Stores Corp	1,090

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
30,878		MSC Industrial Direct Co (Class A)	$1,250
24,699	e*	Nutri/System, Inc	666
194,377	*	Office Depot, Inc	2,704
53,228	e	OfficeMax, Inc	1,100
11,517	e*	Overstock.com, Inc	179
6,868	*	PC Connection, Inc	78
95,994		Petsmart, Inc	2,259
28,164	e*	Priceline.com, Inc	3,235
9,367	e	Pricesmart, Inc	281
500,268	e*	Rite Aid Corp	1,396
53,578	e*	Sears Holdings Corp	5,468
10,339	*	Shutterfly, Inc	265
12,380	e*	Stamps.com, Inc	151
505,558		Staples, Inc	11,663
9,938	e	Systemax, Inc	202
96,385		Tiffany & Co	4,437
18,910	e*	Valuevision International, Inc (Class A)	119
705,008		Walgreen Co	26,847
20,188	e	World Fuel Services Corp	586
35,110	e*	Zale Corp	564
12,255	e*	Zumiez, Inc	298
		TOTAL MISCELLANEOUS RETAIL	148,972

MOTION PICTURES - 1.06%
32,976	e*	Avid Technology, Inc	935
143,498	e*	Blockbuster, Inc (Class A)	560
8,585	e	Carmike Cinemas, Inc	62
427,713		CBS Corp (Class B)	11,655
16,000	e	Cinemark Holdings, Inc	272
198,527	*	Discovery Holding Co (Class A)	4,991
46,691	*	DreamWorks Animation SKG, Inc (Class A)	1,193
11,202	*	Gaiam, Inc (Class A)	333
36,572	e*	Macrovision Corp	670
30,800	e	National CineMedia, Inc	777
1,623,820		News Corp (Class A)	33,272
48,987	e	Regal Entertainment Group (Class A)	885
109,426	e*	Time Warner Telecom, Inc (Class A)	2,220
2,676,875		Time Warner, Inc	44,195
439,353	*	Viacom, Inc (Class B)	19,296
		TOTAL MOTION PICTURES	121,316

MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS - 0.00%**
20,726	e*	Premier Exhibitions, Inc	227
		TOTAL MUSEUMS, BOTANICAL, ZOOLOGICAL GARDENS	227

NONDEPOSITORY INSTITUTIONS - 1.25%
46,200	e	Advance America Cash Advance Centers, Inc	469
26,047		Advanta Corp (Class B)	210
15,000	e*	Aldabra 2 Acquisition Corp	146
20,000	e*	Alternative Asset Management Acquisition Corp	183
133,012	e	American Capital Strategies Ltd	4,384
732,095		American Express Co	38,084
84,134	e*	AmeriCredit Corp	1,076
44,379	e	Ares Capital Corp	649
9,451	e	Asta Funding, Inc	250
7,100	e	BlackRock Kelso Capital Corp	109

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
280,791		Capital One Financial Corp	$13,270
89,235	e	CapitalSource, Inc	1,570
36,971	e	Centerline Holding Co	282
23,500		Chimera Investment Corp	420
135,589		CIT Group, Inc	3,258
16,600	e*	CompuCredit Corp	166
429,076		Countrywide Financial Corp	3,836
6,736	e*	Credit Acceptance Corp	139
342,322		Discover Financial Services	5,162
11,162	e*	Encore Capital Group, Inc	108
691,244		Fannie Mae	27,636
7,676	e	Federal Agricultural Mortgage Corp (Class C)	202
20,830	e	Financial Federal Corp	464
18,408	e*	First Cash Financial Services, Inc	270
43,239	e	First Marblehead Corp	662
471,251		Freddie Mac	16,056
37,598	e*	GLG Partners Inc	511
24,950	*	Guaranty Financial Group, Inc	399
16,475	e	Hercules Technology Growth Capital, Inc	205
22,394	e*	Information Services Group, Inc	153
47,885	e*	INVESTools, Inc	849
7,295		Kohlberg Capital Corp	88
26,632	e*	Marathon Acquisition Corp	207
44,000	e	MCG Capital Corp	510
8,000	*	Mercadolibre, Inc	591
13,901	e	Nelnet, Inc (Class A)	177
9,384	e*	NewStar Financial, Inc	78
12,077	e	NGP Capital Resources Co	189
17,991	e*	NTR Acquisition Co	171
25,500	e*	Ocwen Financial Corp	141
12,881	e	Patriot Capital Funding, Inc	130
37,904	*	PHH Corp	669
292,910	*	SLM Corp	5,899
2,846	e	Student Loan Corp	313
176,246		Textron, Inc	12,566
13,836	e	TICC Capital Corp	128
12,929	e*	World Acceptance Corp	349
		TOTAL NONDEPOSITORY INSTITUTIONS	143,384

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
18,209	e	AMCOL International Corp	656
22,877	e	Compass Minerals International, Inc	938
33,604	e*	General Moly Inc	392
72,519	e	Vulcan Materials Co	5,736
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	7,722

OIL AND GAS EXTRACTION - 3.53%
328,030		Anadarko Petroleum Corp	21,548
6,580	e	APCO Argentina, Inc	181
20,130	e*	Arena Resources, Inc	840
17,079		Atlas America, Inc	1,011
15,008	*	ATP Oil & Gas Corp	759
19,787	e*	Atwood Oceanics, Inc	1,983
227,441		Baker Hughes, Inc	18,445
28,976	e*	Basic Energy Services, Inc	636
27,860	e	Berry Petroleum Co (Class A)	1,238

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,932	e*	Bill Barrett Corp	$918
207,173		BJ Services Co	5,026
11,997	e*	Bois d'Arc Energy, Inc	238
32,124	*	Brigham Exploration Co	242
18,177	e*	Bronco Drilling Co, Inc	270
30,420	e*	Cal Dive International, Inc	403
14,536	e*	Callon Petroleum Co	239
155,656	e*	Cameron International Corp	7,492
14,847	e*	Carrizo Oil & Gas, Inc	813
35,790	e*	Cheniere Energy, Inc	1,168
326,953		Chesapeake Energy Corp	12,817
58,913	e	Cimarex Energy Co	2,506
3,369	e*	Clayton Williams Energy, Inc	105
19,768	e*	CNX Gas Corp	632
20,848	e*	Complete Production Services, Inc	375
31,390	*	Comstock Resources, Inc	1,067
5,000	*	Concho Resources, Inc	103
9,375	e*	Contango Oil & Gas Co	477
20,774	*	Continental Resources, Inc	543
5,228	e*	Dawson Geophysical Co	374
46,498	e*	Delta Petroleum Corp	876
171,148	*	Denbury Resources, Inc	5,092
47,480	e	Diamond Offshore Drilling, Inc	6,742
20,797	e*	Edge Petroleum Corp	123
37,611	*	Encore Acquisition Co	1,255
29,060	e*	Energy Partners Ltd	343
105,312		ENSCO International, Inc	6,279
84,592		Equitable Resources, Inc	4,507
43,665	e*	EXCO Resources, Inc	676
42,749	e*	Exterran Holdings, Inc	3,497
55,808	*	Forest Oil Corp	2,837
24,931	e*	FX Energy, Inc	142
21,487	e*	GeoGlobal Resources, Inc	106
4,904	e*	Geokinetics, Inc	95
12,517	*	Geomet, Inc	65
66,121	*	Global Industries Ltd	1,416
8,027	e*	GMX Resources, Inc	259
12,475	e*	Goodrich Petroleum Corp	282
140,077	*	Grey Wolf, Inc	747
13,872	e*	Gulfport Energy Corp	253
651,647		Halliburton Co	24,704
29,621	e*	Harvest Natural Resources, Inc	370
65,623	e*	Helix Energy Solutions Group, Inc	2,723
73,077		Helmerich & Payne, Inc	2,928
67,246	*	Hercules Offshore, Inc	1,599
6,902		Kayne Anderson Energy Development Co	158
51,788	*	Mariner Energy, Inc	1,185
15,667	e*	McMoRan Exploration Co	205
76,660	e*	Meridian Resource Corp	139
200,220	*	Nabors Industries Ltd	5,484
253,552	*	National Oilwell Varco, Inc	18,626
64,229	e*	Newpark Resources, Inc	350
190,810		Noble Corp	10,783
38,589	*	Oceaneering International, Inc	2,599
74,608	e*	Oilsands Quest, Inc	304
27,407	e*	Parallel Petroleum Corp	483

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
80,330	e*	Parker Drilling Co	$606
110,882		Patterson-UTI Energy, Inc	2,164
28,438		Penn Virginia Corp	1,241
3,037	m,v*	PetroCorp	-	^
128,414	e*	PetroHawk Energy Corp	2,223
12,730	e*	Petroleum Development Corp	753
28,296	e*	Petroquest Energy, Inc	405
35,470	e*	Pioneer Drilling Co	421
87,353		Pioneer Natural Resources Co	4,266
79,717	*	Plains Exploration & Production Co	4,305
114,266	*	Pride International, Inc	3,874
38,384	*	Quicksilver Resources, Inc	2,287
105,318		Range Resources Corp	5,409
77,603		Rowan Cos, Inc	3,062
23,456	e	RPC, Inc	275
837,985		Schlumberger Ltd	82,433
17,655	e*	SEACOR Holdings, Inc	1,637
141,629		Smith International, Inc	10,459
120,039	*	Southwestern Energy Co	6,689
47,011		St. Mary Land & Exploration Co	1,815
19,310	e*	Stone Energy Corp	906
23,906	e*	Sulphco, Inc	125
57,007	*	Superior Energy Services	1,962
7,105	e*	Superior Offshore International, Inc	36
11,230	e*	Superior Well Services, Inc	238
21,103	e*	Swift Energy Co	929
54,419	e*	Tetra Technologies, Inc	847
39,844	e	Tidewater, Inc	2,186
11,158	e*	Toreador Resources Corp	78
221,701		Transocean, Inc	31,736
8,324	e*	Trico Marine Services, Inc	308
20,290	e*	TXCO Resources, Inc	245
7,100	*	Union Drilling, Inc	112
35,116	*	Unit Corp	1,624
40,557	e*	Vaalco Energy, Inc	189
9,100	e*	Venoco, Inc	181
19,562	e	W&T Offshore, Inc	586
37,871	e*	Warren Resources, Inc	535
238,229	*	Weatherford International Ltd	16,344
22,401	e*	W-H Energy Services, Inc	1,259
28,820	*	Whiting Petroleum Corp	1,662
18,431	*	Willbros Group, Inc	706
344,107		XTO Energy, Inc	17,673
		TOTAL OIL AND GAS EXTRACTION	405,472

PAPER AND ALLIED PRODUCTS - 0.46%
38,425	e*	AbitibiBowater, Inc	792
74,376		Bemis Co	2,036
26,323	*	Buckeye Technologies, Inc	329
38,005	e*	Cenveo, Inc	664
12,643	e*	Chesapeake Corp	66
336,181	e*	Domtar Corporation	2,585
30,362		Glatfelter	465
55,065	e*	Graphic Packaging Corp	203
23,449		Greif, Inc (Class A)	1,533
307,898		International Paper Co	9,970

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
301,702		Kimberly-Clark Corp	$20,920
129,492		MeadWestvaco Corp	4,053
20,151	e*	Mercer International, Inc	158
10,278		Neenah Paper, Inc	299
62,088		Packaging Corp of America	1,751
25,737		Rock-Tenn Co (Class A)	654
9,960		Schweitzer-Mauduit International, Inc	258
180,480	e*	Smurfit-Stone Container Corp	1,906
71,238		Sonoco Products Co	2,328
74,852		Temple-Inland, Inc	1,561
29,954	e	Wausau Paper Corp	269
		TOTAL PAPER AND ALLIED PRODUCTS	52,800

PERSONAL SERVICES - 0.14%
97,477		Cintas Corp	3,277
20,600	e*	Coinstar, Inc	580
3,653	e	CPI Corp	86
15,088	e	G & K Services, Inc (Class A)	566
228,166		H&R Block, Inc	4,237
25,900	e	Jackson Hewitt Tax Service, Inc	822
31,315		Regis Corp	875
56,970	*	Sally Beauty Holdings, Inc	516
207,979		Service Corp International	2,922
11,970	e*	Steiner Leisure Ltd	529
9,989		Unifirst Corp	380
26,580	e	Weight Watchers International, Inc	1,201
		TOTAL PERSONAL SERVICES	15,991

PETROLEUM AND COAL PRODUCTS - 7.52%
9,171	e	Alon USA Energy, Inc	249
235,940		Apache Corp	25,373
39,719		Ashland, Inc	1,884
68,567		Cabot Oil & Gas Corp	2,768
1,530,400		Chevron Corp	142,832
1,164,060		ConocoPhillips	102,786
14,100	*	CVR Energy Inc	352
7,530	e	Delek US Holdings, Inc	152
314,600		Devon Energy Corp	27,971
172,902		EOG Resources, Inc	15,432
4,011,986		Exxon Mobil Corp	375,883
77,807		Frontier Oil Corp	3,157
34,562	e*	Headwaters, Inc	406
196,312		Hess Corp	19,800
32,029		Holly Corp	1,630
511,738		Marathon Oil Corp	31,144
132,989		Murphy Oil Corp	11,283
91,300	*	Newfield Exploration Co	4,812
120,831		Noble Energy, Inc	9,608
589,526		Occidental Petroleum Corp	45,388
20,100	*	SandRidge Energy, Inc	721
85,867		Sunoco, Inc	6,220
96,598	e	Tesoro Corp	4,608
391,113		Valero Energy Corp	27,390
11,564		WD-40 Co	439
21,900	e	Western Refining, Inc	530
		TOTAL PETROLEUM AND COAL PRODUCTS	862,818

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
PIPELINES, EXCEPT NATURAL GAS - 0.10%
452,559		Spectra Energy Corp	$11,685
		TOTAL PIPELINES, EXCEPT NATURAL GAS	11,685

PRIMARY METAL INDUSTRIES - 1.09%
82,603	*	AK Steel Holding Corp	3,820
620,258		Alcoa, Inc	22,670
72,511		Allegheny Technologies, Inc	6,265
31,881	e	Belden CDT, Inc	1,419
14,781	e*	Brush Engineered Materials, Inc	547
37,040		Carpenter Technology Corp	2,784
21,469	e*	Century Aluminum Co	1,158
6,078	*	Claymont Steel, Inc	142
6,101	e*	Coleman Cable, Inc	58
46,727	e*	CommScope, Inc	2,299
1,119,120		Corning, Inc	26,848
16,654	e	Encore Wire Corp	265
92	e*	Esmark, Inc	1
36,458	*	General Cable Corp	2,672
20,138	e	Gibraltar Industries, Inc	310
8,302	*	Haynes International, Inc	577
43,293		Hubbell, Inc (Class B)	2,234
7,262	*	LB Foster Co (Class A)	376
21,924	e	Matthews International Corp (Class A)	1,028
25,216		Mueller Industries, Inc	731
6,217	e*	Northwest Pipe Co	243
213,275		Nucor Corp	12,630
5,831		Olympic Steel, Inc	185
97,265		Precision Castparts Corp	13,491
26,576	e	Quanex Corp	1,379
16,800	*	RTI International Metals, Inc	1,158
16,399		Schnitzer Steel Industries, Inc (Class A)	1,134
66,930		Steel Dynamics, Inc	3,987
14,234	e*	Superior Essex, Inc	342
19,242	e	Texas Industries, Inc	1,349
48,944	e	Titanium Metals Corp	1,295
24,156	e	Tredegar Corp	388
83,594		United States Steel Corp	10,107
4,623	e*	Universal Stainless & Alloy	164
51,686	e	Worthington Industries, Inc	924
		TOTAL PRIMARY METAL INDUSTRIES	124,980

PRINTING AND PUBLISHING - 0.44%
36,106	e*	ACCO Brands Corp	579
39,339	e	American Greetings Corp (Class A)	799
59,879		Belo (A.H.) Corp (Class A)	1,044
22,675	e	Bowne & Co, Inc	399
8,210	*	Consolidated Graphics, Inc	393
6,267	e	Courier Corp	207
5,480	e	CSS Industries, Inc	201
7,900	*	Dolan Media Co	230
42,034		Dun & Bradstreet Corp	3,725
17,307		Ennis, Inc	312
63,593	e	EW Scripps Co (Class A)	2,862
165,881		Gannett Co, Inc	6,469

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
10,680	e	GateHouse Media, Inc	$94
35,148	e	Harte-Hanks, Inc	608
34,409		John Wiley & Sons, Inc (Class A)	1,474
30,943		Journal Communications, Inc (Class A)	277
33,495	e	Lee Enterprises, Inc	491
19,558	e	Martha Stewart Living Omnimedia, Inc (Class A)	181
31,868	e	McClatchy Co (Class A)	399
242,589		McGraw-Hill Cos, Inc	10,628
17,216		Media General, Inc (Class A)	366
33,992		Meredith Corp	1,869
9,900	*	MSCI, Inc	380
5,947		Multi-Color Corp	163
98,018	e	New York Times Co (Class A)	1,718
12,663	e*	Playboy Enterprises, Inc (Class B)	115
31,380	e	Primedia, Inc	267
50,122	e	R.H. Donnelley Corp	1,828
155,621		R.R. Donnelley & Sons Co	5,873
10,767	e	Schawk, Inc	167
24,827	e*	Scholastic Corp	866
10,680	e	Standard Register Co	125
53,732	e*	Sun-Times Media Group, Inc (Class A)	118
35,061	e*	Valassis Communications, Inc	410
27,690	e*	VistaPrint Ltd	1,187
4,207		Washington Post Co (Class B)	3,330
		TOTAL PRINTING AND PUBLISHING	50,154

RAILROAD TRANSPORTATION - 0.66%
254,372		Burlington Northern Santa Fe Corp	21,171
309,104		CSX Corp	13,594
26,537	e*	Genesee & Wyoming, Inc (Class A)	642
54,298	e*	Kansas City Southern Industries, Inc	1,864
277,978		Norfolk Southern Corp	14,021
190,507		Union Pacific Corp	23,932
		TOTAL RAILROAD TRANSPORTATION	75,224

REAL ESTATE - 0.10%
135,323	e*	CB Richard Ellis Group, Inc (Class A)	2,916
4,977	e	Consolidated-Tomoka Land Co	312
24,500		DuPont Fabros Technology Inc	480
51,548	e	Forest City Enterprises, Inc (Class A)	2,291
24,950	*	Forestar Real Estate Group, Inc	589
11,353	e	Grubb & Ellis Co	73
25,773	e	Jones Lang LaSalle, Inc	1,834
19,220	e*	LoopNet, Inc	270
53,649	e*	St. Joe Co	1,905
72,534	e	Stewart Enterprises, Inc (Class A)	645
3,435	e*	Stratus Properties, Inc	117
16,966		Thomas Properties Group, Inc	183
		TOTAL REAL ESTATE	11,615

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
5,113	e*	AEP Industries, Inc	164
43,609		Cooper Tire & Rubber Co	723
9,028	*	Deckers Outdoor Corp	1,400
148,175	*	Goodyear Tire & Rubber Co	4,181
10,182	e*	Metabolix, Inc	242

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
197,303		Newell Rubbermaid, Inc	$5,106
251,832		Nike, Inc (Class B)	16,178
21,213	e	Schulman (A.), Inc	457
114,127	e	Sealed Air Corp	2,641
14,571	*	Skechers U.S.A., Inc (Class A)	284
25,932		Spartech Corp	366
16,398	e	Titan International, Inc	513
7,903	e*	Trex Co, Inc	67
43,477		Tupperware Corp	1,436
25,167	e	West Pharmaceutical Services, Inc	1,022
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	34,780

SECURITY AND COMMODITY BROKERS - 3.09%
166,289		Ameriprise Financial, Inc	9,164
84,142	e	Bear Stearns Cos, Inc	7,425
45,136	e	BlackRock, Inc	9,786
98,705		Broadridge Financial Solutions, Inc	2,214
16,951		Calamos Asset Management, Inc (Class A)	505
668,755		Charles Schwab Corp	17,087
39,101		CME Group, Inc	26,823
12,285	e	Cohen & Steers, Inc	368
11,481	e*	Cowen Group, Inc	109
6,700	*	Duff & Phelps Corp	132
302,010	e*	E*Trade Financial Corp	1,072
73,778		Eaton Vance Corp	3,350
6,384	e	Epoch Holding Corp	96
6,107	e	Evercore Partners, Inc (Class A)	132
3,400	*	FBR Capital Markets Corp	33
6,093	e*	FCStone Group, Inc	280
67,991		Federated Investors, Inc (Class B)	2,798
117,544		Franklin Resources, Inc	13,451
6,584	e	GAMCO Investors, Inc (Class A)	456
11,349	e*	GFI Group, Inc	1,086
290,686		Goldman Sachs Group, Inc	62,512
14,103	e	Greenhill & Co, Inc	938
28,478	e*	Interactive Brokers Group, Inc (Class A)	920
49,760	*	IntercontinentalExchange, Inc	9,579
298,900	e	Invesco Ltd	9,379
31,292	e*	Investment Technology Group, Inc	1,489
131,606		Janus Capital Group, Inc	4,323
88,011		Jefferies Group, Inc	2,029
20,645	e*	KBW, Inc	528
73,184	e*	Knight Capital Group, Inc (Class A)	1,054
37,720	e*	LaBranche & Co, Inc	190
69,599	e*	Ladenburg Thalmann Financial Services, Inc	147
36,475	e	Lazard Ltd (Class A)	1,484
93,610		Legg Mason, Inc	6,848
376,513		Lehman Brothers Holdings, Inc	24,639
21,429	e*	MarketAxess Holdings, Inc	275
628,578		Merrill Lynch & Co, Inc	33,742
67,100	*	MF Global Ltd	2,112
748,745		Morgan Stanley	39,766
8,769	e*	Morningstar, Inc	682
79,970	e*	Nasdaq Stock Market, Inc	3,958
65,127	e	Nymex Holdings, Inc	8,702
187,716		NYSE Euronext	16,476

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
30,987	e	optionsXpress Holdings, Inc	$1,048
10,161	e*	Penson Worldwide, Inc	146
13,614	e*	Piper Jaffray Cos	631
66,932		Raymond James Financial, Inc	2,186
8,937	e	Sanders Morris Harris Group, Inc	92
92,752		SEI Investments Co	2,984
10,876	e*	Stifel Financial Corp	572
14,958	e	SWS Group, Inc	189
195,024		T Rowe Price Group, Inc	11,873
179,388		TD Ameritrade Holding Corp	3,598
15,283	e*	Thomas Weisel Partners Group, Inc	210
8,114	e	US Global Investors, Inc (Class A)	135
800		Value Line, Inc	32
65,258		Waddell & Reed Financial, Inc (Class A)	2,355
15,152	e*	WP Stewart & Co Ltd	77
		TOTAL SECURITY AND COMMODITY BROKERS	354,267

SOCIAL SERVICES - 0.01%
20,451	*	Bright Horizons Family Solutions, Inc	706
15,384	e*	Capital Senior Living Corp	153
8,598	e*	Providence Service Corp	242
15,649	*	Res-Care, Inc	394
		TOTAL SOCIAL SERVICES	1,495

SPECIAL TRADE CONTRACTORS - 0.07%
2,319	e	Alico, Inc	85
21,777	e*	AsiaInfo Holdings, Inc	240
17,970	e	Chemed Corp	1,004
28,901		Comfort Systems USA, Inc	369
32,076	e*	Dycom Industries, Inc	855
46,874	*	EMCOR Group, Inc	1,108
20,939	e*	Insituform Technologies, Inc (Class A)	310
10,880	e*	Integrated Electrical Services, Inc	204
8,579	e*	Layne Christensen Co	422
116,366	e*	Quanta Services, Inc	3,053
		TOTAL SPECIAL TRADE CONTRACTORS	7,650

STONE, CLAY, AND GLASS PRODUCTS - 0.49%
509,135		3M Co	42,930
18,958	e	Apogee Enterprises, Inc	324
18,135	e*	Cabot Microelectronics Corp	651
14,827	e	CARBO Ceramics, Inc	552
33,989	e	Eagle Materials, Inc	1,206
100,799	e	Gentex Corp	1,791
9,960		Libbey, Inc	158
77,829	e*	Owens Corning, Inc	1,574
109,273	*	Owens-Illinois, Inc	5,409
23,708	e*	US Concrete, Inc	79
57,674	e*	USG Corp	2,064
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	56,738

TEXTILE MILL PRODUCTS - 0.00%**
4,668	e*	Heelys, Inc	33
10,106	e	Oxford Industries, Inc	260
14,120		Xerium Technologies, Inc	73
		TOTAL TEXTILE MILL PRODUCTS	366

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
TOBACCO PRODUCTS - 1.18%
1,497,683		Altria Group, Inc	$113,195
77,510		Loews Corp (Carolina Group)	6,612
123,495	e	Reynolds American, Inc	8,146
19,118	e	Universal Corp	979
113,222		UST, Inc	6,204
21,698	e	Vector Group Ltd	435
		TOTAL TOBACCO PRODUCTS	135,571

TRANSPORTATION BY AIR - 0.40%
39,511	e*	ABX Air, Inc	165
7,464	e*	Air Methods Corp	371
65,497	e*	Airtran Holdings, Inc	469
28,126	e*	Alaska Air Group, Inc	703
3,770	*	Allegiant Travel Co	121
170,166	e*	AMR Corp	2,387
9,351	e*	Atlas Air Worldwide Holdings, Inc	507
16,313	e*	Bristow Group, Inc	924
74,996	*	Continental Airlines, Inc (Class B)	1,669
12,231	e	Copa Holdings S.A. (Class A)	460
191,933	*	Delta Air Lines, Inc	2,858
30,417	e*	ExpressJet Holdings, Inc	75
217,573		FedEx Corp	19,401
123,072	e*	JetBlue Airways Corp	726
17,099	e*	Midwest Air Group, Inc	253
186,202	*	Northwest Airlines Corp	2,702
9,723	e*	PHI, Inc	302
14,196	e*	Pinnacle Airlines Corp	217
23,015	*	Republic Airways Holdings, Inc	451
45,222		Skywest, Inc	1,214
524,598		Southwest Airlines Co	6,400
80,520	e	UAL Corp	2,871
57,571	*	US Airways Group, Inc	847
		TOTAL TRANSPORTATION BY AIR	46,093

TRANSPORTATION EQUIPMENT - 2.56%
13,757	e	A.O. Smith Corp	482
29,552	e*	AAR Corp	1,124
16,459	*	Accuride Corp	129
4,835	e*	Aerovironment, Inc	117
14,702	*	Aftermarket Technology Corp	401
31,425	e	American Axle & Manufacturing Holdings, Inc	585
7,032	e	American Railcar Industries, Inc	135
15,097	e*	Amerigon, Inc	319
9,760	e	Arctic Cat, Inc	117
50,384	e	ArvinMeritor, Inc	591
56,289		Autoliv, Inc	2,967
68,430	*	BE Aerospace, Inc	3,620
559,758		Boeing Co	48,956
63,775	e	Brunswick Corp	1,087
36,782	e	Clarcor, Inc	1,397
10,359	e*	Comtech Group, Inc	167
34,017	e	Federal Signal Corp	382
41,202	e*	Fleetwood Enterprises, Inc	246
48,080	e*	Force Protection, Inc	225

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
1,453,614	e*	Ford Motor Co	$9,783
8,920	e	Freightcar America, Inc	312
42,477	e*	GenCorp, Inc	495
288,217		General Dynamics Corp	25,648
340,894	e	General Motors Corp	8,485
7,281	e*	GenTek, Inc	213
120,327		Genuine Parts Co	5,571
88,878		Goodrich Corp	6,276
12,975	e	Greenbrier Cos, Inc	289
17,217	e	Group 1 Automotive, Inc	409
176,050	e	Harley-Davidson, Inc	8,223
59,330		Harsco Corp	3,801
68,148	e*	Hayes Lemmerz International, Inc	312
18,067	e	Heico Corp	984
128,454		ITT Industries, Inc	8,483
17,547		Kaman Corp	646
250,710		Lockheed Martin Corp	26,390
6,589	e*	Miller Industries, Inc	90
21,622	e	Monaco Coach Corp	192
6,171	e	Noble International Ltd	101
243,954		Northrop Grumman Corp	19,185
42,061	e*	Orbital Sciences Corp	1,031
52,327	e	Oshkosh Truck Corp	2,473
263,415	e	Paccar, Inc	14,351
92,051	*	Pactiv Corp	2,451
26,075	e	Polaris Industries, Inc	1,246
313,776		Raytheon Co	19,046
22,924	e	Spartan Motors, Inc	175
50,700	*	Spirit Aerosystems Holdings, Inc (Class A)	1,749
11,445		Standard Motor Products, Inc	93
17,715	e	Superior Industries International, Inc	322
32,620	*	Tenneco, Inc	850
25,200	e	Thor Industries, Inc	958
7,965	*	TransDigm Group, Inc	360
56,862	e	Trinity Industries, Inc	1,579
12,081	e	Triumph Group, Inc	995
29,954	*	TRW Automotive Holdings Corp	626
706,224		United Technologies Corp	54,054
91,916	e*	Visteon Corp	404
22,100	e	Wabash National Corp	170
34,451		Westinghouse Air Brake Technologies Corp	1,187
24,826	e	Winnebago Industries, Inc	522
		TOTAL TRANSPORTATION EQUIPMENT	293,577

TRANSPORTATION SERVICES - 0.18%
14,656	e	Ambassadors Group, Inc	268
4,915	e*	Ambassadors International, Inc	72
124,463		CH Robinson Worldwide, Inc	6,736
8,003	e*	Dynamex, Inc	216
155,362		Expeditors International Washington, Inc	6,942
34,495	e	GATX Corp	1,265
28,305	*	HUB Group, Inc (Class A)	752
54,142	*	Lear Corp	1,498
20,000	e*	Orbitz Worldwide, Inc	170
26,631	e	Pacer International, Inc	389
18,863	e	Ship Finance International Ltd	523

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
70,126		UTI Worldwide, Inc	$1,374
		TOTAL TRANSPORTATION SERVICES	20,205

TRUCKING AND WAREHOUSING - 0.38%
17,410	e	Arkansas Best Corp	382
16,346	e*	Celadon Group, Inc	150
36,001	e	Con-way, Inc	1,496
22,919	e	Forward Air Corp	714
46,789	e	Heartland Express, Inc	663
68,660	e	J.B. Hunt Transport Services, Inc	1,892
43,462		Landstar System, Inc	1,832
14,139	e*	Marten Transport Ltd	197
19,477	e*	Old Dominion Freight Line	450
1,137	e*	Patriot Transportation Holding, Inc	105
9,635	e*	Saia, Inc	128
476,612		United Parcel Service, Inc (Class B)	33,706
3,884	e*	Universal Truckload Services, Inc	74
35,401	e	Werner Enterprises, Inc	603
40,766	e*	YRC Worldwide, Inc	697
		TOTAL TRUCKING AND WAREHOUSING	43,089

WATER TRANSPORTATION - 0.29%
30,756		Alexander & Baldwin, Inc	1,589
47,660	e*	American Commercial Lines, Inc	774
9,576	e	Arlington Tankers Ltd	212
310,082		Carnival Corp	13,796
15,398	e	Double Hull Tankers, Inc	188
29,664	e	Eagle Bulk Shipping, Inc	788
34,394	e	Frontline Ltd	1,651
12,530	e	Genco Shipping & Trading Ltd	686
16,856		General Maritime Corp	412
24,752	e	Golar LNG Ltd	548
16,074	*	Gulfmark Offshore, Inc	752
23,837	e	Horizon Lines, Inc (Class A)	444
16,565	e*	Hornbeck Offshore Services, Inc	745
37,552	*	Kirby Corp	1,745
11,975	e	Knightsbridge Tankers Ltd	289
18,051	e	Nordic American Tanker Shipping	592
28,315	e*	Odyssey Marine Exploration, Inc	175
21,573	e	Overseas Shipholding Group, Inc	1,606
99,815	e	Royal Caribbean Cruises Ltd	4,236
7,126	e*	TBS International Ltd (Class A)	236
29,793	e	Teekay Corp	1,585
10,754	e*	Ultrapetrol Bahamas Ltd	183
		TOTAL WATER TRANSPORTATION	33,232

WHOLESALE TRADE-DURABLE GOODS - 0.35%
23,674	e	Agilysys, Inc	358
30,894		Applied Industrial Technologies, Inc	896
89,079	*	Arrow Electronics, Inc	3,499
31,988	e	Barnes Group, Inc	1,068
30,944	e*	Beacon Roofing Supply, Inc	260
7,060	e*	BlueLinx Holdings, Inc	28
82,058		BorgWarner, Inc	3,972
21,864	e	Building Material Holding Corp	121
7,176	e	Castle (A.M.) & Co	195

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

			VALUE
SHARES			(000)
21,081	e*	Conceptus, Inc	$406
13,898	*	Digi International, Inc	197
13,174	e*	Drew Industries, Inc	361
26,458	e*	Genesis Microchip, Inc	227
4,972	e*	Glu Mobile, Inc	26
6,620	e*	Hansen Medical, Inc	198
12,024	e	Houston Wire & Cable Co	170
76,338		IKON Office Solutions, Inc	994
102,693	*	Ingram Micro, Inc (Class A)	1,853
34,716	*	Insight Enterprises, Inc	633
19,381	*	Interline Brands, Inc	425
42,424	e	Knight Transportation, Inc	628
3,000		Lawson Products, Inc	114
63,838	e*	LKQ Corp	1,342
30,630	e	Martin Marietta Materials, Inc	4,062
6,104	e*	MWI Veterinary Supply, Inc	244
31,636	e	Owens & Minor, Inc	1,342
103,013	*	Patterson Cos, Inc	3,497
29,853	e	PEP Boys-Manny Moe & Jack	343
34,775	e	Pool Corp	690
47,725	*	PSS World Medical, Inc	934
46,192		Reliance Steel & Aluminum Co	2,504
18,883	*	Solera Holdings, Inc	468
42,080	*	Tech Data Corp	1,587
8,047	e*	TomoTherapy, Inc	157
26,379	e*	Tyler Technologies, Inc	340
50,140		W.W. Grainger, Inc	4,388
33,088	e*	WESCO International, Inc	1,312
8,587	e*	West Marine, Inc	77
		TOTAL WHOLESALE TRADE-DURABLE GOODS	39,916

WHOLESALE TRADE-NONDURABLE GOODS - 0.57%
55,802		Airgas, Inc	2,908
31,521	e*	Akorn, Inc	231
68,179	*	Alliance One International, Inc	277
39,080	e*	Allscripts Healthcare Solutions, Inc	759
10,925	e	Andersons, Inc	489
19,940	e*	Bare Escentuals, Inc	484
19,314	e*	Beijing Med-Pharm Corp	212
54,890	e	Brown-Forman Corp (Class B)	4,068
261,466		Cardinal Health, Inc	15,100
25,191	e*	Central European Distribution Corp	1,463
7,034	e*	Core-Mark Holding Co, Inc	202
91,893		Dean Foods Co	2,376
94,469	*	Endo Pharmaceuticals Holdings, Inc	2,519
20,119	*	Fresh Del Monte Produce, Inc	676
12,384	e*	Green Mountain Coffee Roasters, Inc	504
28,103	e*	Hain Celestial Group, Inc	899
64,753	*	Henry Schein, Inc	3,976
39,473		Herbalife Ltd	1,590
104,836	e	Idearc, Inc	1,841
6,203	e	Kenneth Cole Productions, Inc (Class A)	109
19,366	e	K-Swiss, Inc (Class A)	351
10,408	e*	LSB Industries, Inc	294
2,095	e*	Maui Land & Pineapple Co, Inc	61
38,303		Men's Wearhouse, Inc	1,033

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
18,114		Myers Industries, Inc			$262
8,977	e	Nash Finch Co			317
38,826		Nu Skin Enterprises, Inc (Class A)			638
11,120	e*	Nuco2, Inc			277
9,998	*	Perry Ellis International, Inc			154
17,687	e*	School Specialty, Inc			611
22,616	e*	Source Interlink Cos, Inc			65
14,127	e	Spartan Stores, Inc			323
2,988	e*	Synutra International, Inc			90
436,807		Sysco Corp			13,633
67,197	e*	Terra Industries, Inc			3,209
24,470	e*	Tractor Supply Co			879
30,443	e*	United Natural Foods, Inc			966
19,665	e*	United Stationers, Inc			909
6,399	e	Valhi, Inc			102
9,361	e*	Volcom, Inc			206
15,316	e*	Zep Inc			212
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			65,275

		TOTAL COMMON STOCKS			11,445,639
		(Cost $8,271,385)

PRINCIPAL

SHORT-TERM INVESTMENTS - 8.05%

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.08%
$ 8,700,000	d	Federal Home Loan Bank (FHLB)	0.000%	01/02/08	8,700
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			8,700

SHARES

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.97%
914,553,128		State Street Navigator Securities Lending Prime Portfolio			914,553
		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED			914,553

		TOTAL SHORT-TERM INVESTMENTS			923,253
		(Cost $923,252)

		TOTAL PORTFOLIO - 107.80%			12,368,892
		(Cost $9,194,637)
		OTHER ASSETS & LIABILITIES, NET - (7.80%)			(895,341)

		NET ASSETS - 100.00%			$11,473,551

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	d	All or a portion of these securities have been segregated by
		the Custodian to cover margin or other requirements
		on open futures contracts.
	e	All or a portion of these securities are out on loan.
	m	Indicates a security that has been deemed illiquid.
	v	Security valued at fair value.

COLLEGE RETIREMENT EQUITIES FUND - Equity Index Account

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

	NUMBER OF	MARKET	EXPIRATION	UNREALIZED
OPEN FUTURES CONTRACTS:	CONTRACTS	VALUE	DATE	(DEPRECIATION)

E-Mini Russell 2000 Index	11	$ 872,882	March 2008	$(23,462)
E-Mini S&P 500 Index	91	6,820,985	March 2008	(99,725)
E-Mini S&P Mid 400 Index	9	794,584	March 2008	(16,264)
				(139,451)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

COLLEGE RETIREMENT EQUITIES FUND
BOND MARKET ACCOUNT
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)

BONDS - 97.53%

CORPORATE BONDS - 38.34%

AMUSEMENT AND RECREATION SERVICES - 0.16%
$ 2,000,000		Caesars Entertainment, Inc	7.875%	03/15/10	Ba1	$1,880
2,000,000	e	Caesars Entertainment, Inc	7.000	04/15/13	Baa3	2,288
3,750,000		Walt Disney Co	5.700	07/15/11	A2	3,909
4,500,000		Walt Disney Co	4.700	12/01/12	A2	4,500
		TOTAL AMUSEMENT AND RECREATION SERVICES				12,577

APPAREL AND ACCESSORY STORES - 0.05%
3,650,000		Kohl's Corp	6.250	12/15/17	Baa1	3,667
		TOTAL APPAREL AND ACCESSORY STORES				3,667

ASSET BACKED - 10.05%
9,863,703		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A3)	5.560	09/06/11	Aaa	9,914
20,000,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	20,397
14,000,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	14,105
372,699	i	AQ Finance NIM Trust Series 2004-RN2	5.065	04/25/09	Aaa	367
298,667	i,m,v	AQ Finance NIM Trust Series 2004-RN3	5.045	05/25/09	Aaa	298
74,236		Asset Backed Funding Corp NIM Trust Series 2005-
		WMC1 (Class N1)	5.900	07/26/35	N/R	-
4,500,000		Capital One Auto Finance Trust Series 2007-A
		(Class A3A)	5.250	08/15/11	Aaa	4,530
6,000,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	6,037
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	9,985
1,500,000	i	Centex Home Equity Series 2004-D (Class MF2)	5.560	09/25/34	Aa3	1,259
29,537,277	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	28,668
1,170,302	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	683
2,978,951	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M1)	5.700	02/25/35	Aa2	2,914
1,489,475	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1M2)	5.700	02/25/35	A2	1,326
1,019,324		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	1,015
9,402,584		CIT Equipment Collateral Series 2005-VT1 (Class
		A4)	4.360	11/20/12	Aaa	9,376
5,062,131	i	CIT Group Home Equity Loan Trust Series 2002-1
		(Class AF6)	6.200	02/25/30	Aaa	5,034
36,207	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class BF)	6.830	06/25/33	Ba1	17
715,719	i	CIT Group Home Equity Loan Trust Series 2002-2
		(Class MF2)	6.390	12/25/30	A3	570

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 28,400,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706%	07/25/36	Aaa	$27,900
20,812,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	20,339
10,000,000	i	Countrywide Asset-Backed Certificates Series 2007-
		S2 (Class A3)	5.813	05/25/37	Aaa	9,232
935,844	i	Countrywide Home Equity Loan Trust Series 2004-
		B (Class 1A)	5.248	02/15/29	Aaa	912
8,865,734	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A1)	5.763	12/25/36	Aaa	8,844
11,960,000	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A2)	5.825	12/25/36	Aaa	10,873
1,888,226		Detroit Edison Securitization Funding LLC Series
		2001-1 (Class A3)	5.875	03/01/10	Aaa	1,892
25,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	23,175
6,537,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	6,098
2,600,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810	10/25/29	Aaa	2,216
2,135,195	i	Golden Securities Corp Series 2003-A (Class A1)	5.525	12/02/13	Aaa	2,132
4,913,542	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	4,926
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class
		A3)	5.010	02/25/11	Aaa	10,077
5,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class
		A5)	5.080	11/25/11	Aaa	5,035
4,000,000		Hertz Vehicle Financing LLC Series 2005-2A (Class
		A2)	4.930	02/25/10	Aaa	4,009
8,612,310	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	8,577
4,000,000	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,694
15,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	N/R	15,159
22,115,888		Household Automotive Trust Series 2006-2 (Class
		A3)	5.610	08/17/11	Aaa	22,265
45,000,000		Household Automotive Trust Series 2006-3 (Class
		A4)	5.340	09/17/13	Aaa	45,688
24,000,000		Household Credit Card Master Note Trust I Series
		2006-1 (Class A)	5.100	06/15/12	Aaa	24,225
23,556,563		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	23,607
40,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	40,386
2,154,670	i	IXIS Real Estate Capital Trust Series 2006-HE1
		(Class A2)	5.005	03/25/36	Aaa	2,136
11,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	11,081
6,456,048		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	6,577
5,438,798		Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	5,427
230,196	m,v	New York City Tax Lien Series 2006-AA
		(Class A)	5.930	11/10/19	Aaa	230
30,800,000		Nissan Auto Lease Trust Series 2006-A
		(Class A3)	5.110	03/15/10	Aaa	30,936

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 14,500,000		Nissan Auto Lease Trust Series 2006-A
		(Class A4)	5.100%	07/16/12	Aaa	$14,635
6,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	6,039
6,412,734		Peco Energy Transition Trust Series 1999-A (Class
		A7)	6.130	03/01/09	Aaa	6,451
2,625,778		Public Service New Hampshire Funding LLC Series
		2001-1 (Class A2)	5.730	11/01/10	Aaa	2,636
6,500,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	6,358
12,000,000	i	Residential Asset Mortgage Products, Inc Series
		2004-RS11 (Class M1)	5.485	11/25/34	Aa1	11,609
1,054,087	i	Residential Asset Securities Corp Series 2001-KS2
		(Class AI6)	6.489	10/25/30	Aaa	1,050
5,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2005-HI1 (Class A5)	5.450	08/25/34	Aaa	4,884
8,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	Aaa	7,571
5,014,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	4,143
2,500,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	1,292
350,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	152
2,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A2)	5.950	02/25/36	Aaa	1,946
6,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	5,422
9,628,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A2)	5.450	09/25/36	Aaa	9,525
30,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	28,930
7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	6,635
13,500,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	Aaa	11,743
9,862,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	8,563
2,524,711	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	2,597
29,499,998	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	28,337
7,185,000		Triad Auto Receivables Owner Trust Series 2005-A
		(Class A4)	4.220	06/12/12	Aaa	7,155
25,000,000		Triad Auto Receivables Owner Trust Series 2006-C
		(Class A4)	5.310	05/13/13	Aaa	25,139
38,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class
		A3)	5.500	09/21/09	Aaa	38,173
10,400,000		Volkswagen Auto Lease Trust Series 2006-A (Class
		A4)	5.540	04/20/11	Aaa	10,505
3,462,483	m,v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	3,408
17,838,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	17,868
5,011,153	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.225	05/25/35	N/R	4,883
		TOTAL ASSET BACKED				771,792

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.14%
$ 4,420,000		Home Depot, Inc	5.400%	03/01/16	Baa1	$4,188
5,750,000		Lowe's Cos, Inc	8.250	06/01/10	A1	6,282
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				10,470

BUSINESS SERVICES - 0.15%
3,250,000		Daimler Finance North America LLC	5.875	03/15/11	A3	3,298
7,400,000		Daimler Finance North America LLC	5.750	09/08/11	A3	7,510
375,000	g	Lamar Media Corp	6.625	08/15/15	Ba3	364
		TOTAL BUSINESS SERVICES				11,172

CHEMICALS AND ALLIED PRODUCTS - 0.31%
1,550,000		Abbott Laboratories	5.600	05/15/11	A1	1,605
4,000,000	g	Amgen, Inc	5.850	06/01/17	A2	4,060
3,500,000		Chemtura Corp	6.875	06/01/16	Ba2	3,290
2,700,000		Clorox Co	5.950	10/15/17	Baa1	2,690
4,150,000		Johnson & Johnson	5.950	08/15/37	Aaa	4,479
2,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	2,511
5,050,000		Praxair, Inc	5.250	11/15/14	A2	5,089
		TOTAL CHEMICALS AND ALLIED PRODUCTS				23,724

COMMUNICATIONS - 2.31%
4,000,000		America Movil SAB de C.V.	6.125	11/15/37	A3	3,809
17,500,000		AT&T, Inc	5.100	09/15/14	A2	17,319
2,000,000		AT&T, Inc	6.150	09/15/34	A2	1,997
6,700,000		AT&T, Inc	6.500	09/01/37	A2	7,006
6,800,000		AT&T, Inc	6.300	01/15/38	A2	6,909
11,521,001		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	12,925
3,750,000		Comcast Corp	6.300	11/15/17	Baa2	3,891
11,650,000		Comcast Corp	5.875	02/15/18	Baa2	11,615
6,000,000		Comcast Corp	5.650	06/15/35	Baa2	5,492
2,750,000		Comcast Corp	6.500	11/15/35	Baa2	2,806
3,750,000		Comcast Corp	6.950	08/15/37	Baa2	4,047
4,000,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	4,991
7,900,000		France Telecom S.A.	7.750	03/01/11	A3	8,491
1,150,000		GTE Corp	6.840	04/15/18	Baa1	1,248
4,000,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	4,332
4,750,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	6,156
3,000,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	3,000
500,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	526
2,500,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	2,608
4,030,000		Rogers Wireless, Inc	7.500	03/15/15	Baa3	4,407
7,750,000		Sprint Capital Corp	8.375	03/15/12	Baa3	8,393
4,500,000		Sprint Capital Corp	8.750	03/15/32	Baa3	5,072
8,000,000		Telefonica Emisiones SAU	6.221	07/03/17	Baa1	8,312
7,000,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	7,014
9,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	9,022
6,500,000		Verizon Virginia, Inc	4.625	03/15/13	Baa1	6,278
4,850,000		Viacom, Inc	5.750	04/30/11	Baa3	4,911
2,000,000		Viacom, Inc	6.125	10/05/17	Baa3	2,000
3,500,000		Viacom, Inc	6.875	04/30/36	Baa3	3,510
2,000,000		Vodafone Group plc	5.000	12/16/13	Baa1	1,966
7,550,000		Vodafone Group plc	6.150	02/27/37	Baa1	7,457
		TOTAL COMMUNICATIONS				177,510

DEPOSITORY INSTITUTIONS - 4.82%

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 18,200,000	g	BA Covered Bond Issuer	5.500%	06/14/12	Aaa	$19,195
26,500,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	28,296
3,500,000		Banco Nacional de Comercio Exterior SNC	3.875	01/21/09	A1	3,404
4,000,000		Bank of America Corp	6.250	04/15/12	Aa1	4,200
7,550,000		Bank of America Corp	4.875	09/15/12	Aa1	7,569
4,000,000		Bank of America Corp	5.750	12/01/17	Aa1	4,009
14,550,000		Bank of America NA	5.300	03/15/17	Aa1	14,148
6,500,000		Bank of America NA	6.000	10/15/36	Aa1	6,217
4,250,000		Bank One Corp	5.250	01/30/13	Aa3	4,238
5,000,000		Bank One NA	3.700	01/15/08	Aaa	4,997
2,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	2,352
4,000,000		Capital One Bank	5.125	02/15/14	A2	3,725
3,250,000		Citigroup, Inc	5.100	09/29/11	Aa3	3,268
4,350,000	e	Citigroup, Inc	5.250	02/27/12	Aa3	4,384
18,500,000		Citigroup, Inc	5.125	05/05/14	Aa3	18,052
6,655,000		Citigroup, Inc	5.000	09/15/14	A1	6,341
3,000,000		Citigroup, Inc	5.875	05/29/37	Aa3	2,800
3,650,000	g,i	Credit Agricole S.A.	6.637	12/30/49	Aa3	3,386
45,000,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	44,479
7,325,000		Deutsche Bank AG.	5.375	10/12/12	Aa1	7,506
4,000,000		FIA Card Services NA	5.375	01/15/08	Aaa	4,001
4,000,000		FIA Card Services NA	4.625	08/03/09	Aaa	3,999
3,500,000		Golden West Financial Corp	4.750	10/01/12	Aa3	3,456
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,971
7,000,000		HSBC Bank USA NA	4.625	04/01/14	Aa3	6,708
5,800,000		HSBC Holdings plc	6.500	09/15/37	Aa3	5,621
3,500,000	i	Huntington Capital III	6.650	05/15/37	Baa1	2,990
3,600,000	i	ING Groep NV	5.775	12/30/49	A1	3,328
1,000,000		JPMorgan Chase & Co	7.875	06/15/10	Aa3	1,076
4,500,000		JPMorgan Chase & Co	4.500	01/15/12	Aa2	4,428
5,500,000		JPMorgan Chase & Co	5.750	01/02/13	Aa3	5,605
5,700,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	5,677
4,250,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	3,925
15,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	15,580
3,250,000		Popular North America, Inc	5.650	04/15/09	A3	3,282
4,250,000	g,i	Rabobank Capital Funding Trust	5.254	12/30/49	Aa2	3,804
2,500,000		Regions Financial Corp	6.375	05/15/12	A2	2,565
9,000,000	g	Royal Bank of Scotland Group plc	6.990	12/30/49	Aa3	8,973
2,250,000	g,i	Societe Generale	5.922	12/30/49	A1	2,082
2,000,000		Union Bank of California NA	5.950	05/11/16	A1	1,920
2,500,000		US Bank NA	5.700	12/15/08	Aa2	2,531
5,000,000		US Bank NA	6.300	02/04/14	Aa2	5,318
3,000,000	g	VTB Capital S.A.	6.609	10/31/12	A2	2,944
12,750,000		Wachovia Bank NA	4.800	11/01/14	Aa2	12,120
8,500,000		Wachovia Bank NA	4.875	02/01/15	Aa2	8,092
2,050,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,847
3,500,000		Wachovia Bank NA	6.600	01/15/38	Aa2	3,518
6,050,000		Wachovia Corp	5.300	10/15/11	Aa3	6,063
4,500,000		Wachovia Corp	4.875	02/15/14	A1	4,321
4,500,000		Washington Mutual Bank	5.500	01/15/13	Baa2	3,993
2,150,000		Washington Mutual, Inc	5.500	08/24/11	Baa2	1,918
3,500,000		Wells Fargo & Co	4.875	01/12/11	Aa1	3,547
4,000,000		Wells Fargo & Co	5.300	08/26/11	Aa1	4,081
10,200,000		Wells Fargo & Co	5.625	12/11/17	Aa1	10,206
8,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	8,993

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 7,500,000		Wells Fargo Bank NA	4.750%	02/09/15	Aa1	$7,163
		TOTAL DEPOSITORY INSTITUTIONS				370,212

EATING AND DRINKING PLACES - 0.04%
2,750,000		McDonald's Corp	6.300	10/15/37	A3	2,852
		TOTAL EATING AND DRINKING PLACES				2,852

ELECTRIC, GAS, AND SANITARY SERVICES - 1.68%
2,000,000		AGL Capital Corp	6.000	10/01/34	Baa1	1,799
8,225,000	g	American Water Capital Corp	6.085	10/15/17	Baa2	8,197
2,500,000		Atmos Energy Corp	4.000	10/15/09	Baa3	2,463
4,500,000		Carolina Power & Light Co	5.125	09/15/13	A2	4,509
2,750,000		Carolina Power & Light Co	5.700	04/01/35	A2	2,653
4,250,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Baa3	4,666
3,550,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	3,407
5,350,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	5,300
2,750,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	2,747
3,500,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	3,638
4,250,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	4,086
9,000,000		FirstEnergy Corp	6.450	11/15/11	Baa3	9,294
3,400,000		Florida Power & Light Co	4.850	02/01/13	Aa3	3,407
3,500,000		Florida Power Corp	4.500	06/01/10	A2	3,523
3,850,000		Midamerican Energy Holdings Co	6.125	04/01/36	Baa1	3,841
4,000,000		National Fuel Gas Co	5.250	03/01/13	Baa1	3,967
3,000,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	3,056
3,500,000		Nevada Power Co	6.650	04/01/36	Baa3	3,543
4,750,000		Nevada Power Co	6.750	07/01/37	Baa3	4,910
1,750,000		Northern States Power Co	6.250	06/01/36	A2	1,818
2,500,000		Ohio Edison Co	4.000	05/01/08	Baa2	2,490
3,500,000		Ohio Power Co	5.300	11/01/10	A3	3,575
4,075,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,190
6,000,000		Pacific Gas & Electric Co	4.200	03/01/11	A3	5,904
2,000,000		Public Service Co of Colorado	7.875	10/01/12	A3	2,244
2,825,000		Public Service Co of Colorado	4.875	03/01/13	A3	2,773
2,500,000		Public Service Co of Colorado	5.500	04/01/14	A3	2,522
2,250,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	2,209
2,750,000		Southern California Edison Co	6.000	01/15/34	A2	2,782
3,250,000		Southern California Edison Co	5.350	07/15/35	A2	3,003
3,550,000		Southern California Edison Co	5.550	01/15/37	A2	3,349
2,000,000		Spectra Energy Capital LLC	6.250	02/15/13	Baa1	2,073
4,500,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	4,373
2,000,000		Waste Management, Inc	7.750	05/15/32	Baa3	2,269
1,500,000		Westar Energy, Inc	6.000	07/01/14	Baa2	1,530
3,000,000		Wisconsin Electric Power Co	5.625	05/15/33	A1	2,850
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				128,960

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.15%
2,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	2,542
9,000,000		General Electric Co	5.250	12/06/17	Aaa	8,981
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				11,523

FOOD AND KINDRED PRODUCTS - 0.56%
1,000,000		Anheuser-Busch Co, Inc	5.500	01/15/18	A2	1,021
3,278,000		Archer-Daniels-Midland Co	7.125	03/01/13	A2	3,628
9,815,000		Bottling Group LLC	4.625	11/15/12	Aa2	9,846
1,750,000		Bunge Ltd Finance Corp	5.875	05/15/13	Baa2	1,780
2,750,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	2,605

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 4,000,000		Coca-Cola Co	5.350%	11/15/17	Aa3	$4,098
3,500,000		Companhia Brasileira de Bebidas	8.750	09/15/13	Baa1	3,981
3,125,000		Diageo Capital plc	5.125	01/30/12	A3	3,128
2,190,000		Diageo Finance BV	3.875	04/01/11	A3	2,120
2,500,000	g	Foster's Finance Corp	4.875	10/01/14	Baa2	2,436
3,000,000		Kellogg Co	7.450	04/01/31	A3	3,450
4,000,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	3,924
1,250,000		WM Wrigley Jr Co	4.650	07/15/15	A1	1,203
		TOTAL FOOD AND KINDRED PRODUCTS				43,220

FOOD STORES - 0.21%
3,500,000		Kroger Co	7.250	06/01/09	Baa2	3,600
2,500,000		Kroger Co	6.800	04/01/11	Baa2	2,631
6,400,000		Kroger Co	6.400	08/15/17	Baa2	6,694
2,325,000		Safeway, Inc	4.125	11/01/08	Baa2	2,300
1,000,000		Safeway, Inc	6.350	08/15/17	Baa2	1,042
		TOTAL FOOD STORES				16,267

FORESTRY - 0.04%
2,665,000		Weyerhaeuser Co	5.950	11/01/08	Baa2	2,687
		TOTAL FORESTRY				2,687

GENERAL BUILDING CONTRACTORS - 0.04%
3,000,000		DR Horton, Inc	9.750	09/15/10	Ba2	2,938
		TOTAL GENERAL BUILDING CONTRACTORS				2,938

GENERAL MERCHANDISE STORES - 0.15%
1,750,000		JC Penney Corp, Inc	5.750	02/15/18	Baa3	1,644
2,500,000		Target Corp	5.375	05/01/17	A2	2,443
7,750,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	7,697
		TOTAL GENERAL MERCHANDISE STORES				11,784

HEALTH SERVICES - 0.05%
3,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	3,618
		TOTAL HEALTH SERVICES				3,618

HOLDING AND OTHER INVESTMENT OFFICES - 0.38%
3,500,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	3,366
5,000,000		Brookfield Asset Management, Inc	7.125	06/15/12	Baa2	5,368
4,000,000		Colonial Realty LP	6.250	06/15/14	Baa3	3,928
4,500,000		iStar Financial, Inc	5.150	03/01/12	Baa2	3,889
3,650,000		iStar Financial, Inc	5.700	03/01/14	Baa2	3,056
5,000,000		iStar Financial, Inc	5.850	03/15/17	Baa2	4,110
2,825,000		Simon Property Group LP	5.600	09/01/11	A3	2,834
2,310,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	2,362
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				28,913

HOTELS AND OTHER LODGING PLACES - 0.02%
1,750,000		MGM Mirage	6.000	10/01/09	Ba2	1,741
		TOTAL HOTELS AND OTHER LODGING PLACES				1,741

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.37%
5,000,000	g	Atlas Copco AB	5.600	05/22/17	A3	5,002
4,500,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	4,447
5,500,000		Caterpillar, Inc	6.050	08/15/36	A2	5,644
2,500,000		Hewlett-Packard Co	5.250	03/01/12	A2	2,561

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 5,400,000		Hewlett-Packard Co	5.400%	03/01/17	A2	$5,388
2,000,000		John Deere Capital Corp	4.500	08/25/08	A2	1,994
1,900,000		John Deere Capital Corp	7.000	03/15/12	A2	2,069
1,500,000		Kennametal, Inc	7.200	06/15/12	Baa3	1,630
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				28,735

INSTRUMENTS AND RELATED PRODUCTS - 0.17%
4,000,000		Emerson Electric Co	4.500	05/01/13	A2	3,914
3,000,000		Johnson & Johnson	3.800	05/15/13	Aaa	2,930
5,000,000		Medtronic, Inc	4.750	09/15/15	A1	4,825
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,626
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				13,295

INSURANCE CARRIERS - 0.99%
5,285,000		Aetna, Inc	6.625	06/15/36	A3	5,232
1,125,000		Aetna, Inc	6.750	12/15/37	A3	1,122
5,000,000	g	AIG SunAmerica Global Financing VI	6.300	05/10/11	Aa2	5,194
4,250,000		Allstate Corp	5.000	08/15/14	A1	4,155
5,000,000		American International Group, Inc	5.050	10/01/15	Aa2	4,829
6,000,000	i	Chubb Corp	6.375	03/29/37	A3	5,852
3,750,000		Chubb Corp	6.000	05/11/37	A2	3,543
4,000,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa1	4,362
3,750,000	g	Liberty Mutual Group, Inc	6.500	03/15/35	Baa2	3,422
4,000,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	4,057
3,000,000		Metlife, Inc	5.375	12/15/12	A2	3,024
5,000,000		Metlife, Inc	5.000	06/15/15	A2	4,839
2,500,000		Metlife, Inc	5.700	06/15/35	A2	2,283
3,000,000	g	Pricoa Global Funding I	3.900	12/15/08	Aa3	2,968
5,500,000	g	Principal Life Global Funding I	5.125	10/15/13	A2	5,570
3,000,000		Prudential Financial, Inc	5.800	06/15/12	A3	3,074
3,000,000	g	Prudential Funding LLC	6.750	09/15/23	A1	3,156
5,000,000		WellPoint, Inc	6.375	01/15/12	Baa1	5,198
1,800,000		WellPoint, Inc	5.875	06/15/17	Baa1	1,812
2,250,000		WellPoint, Inc	5.850	01/15/36	Baa1	2,073
		TOTAL INSURANCE CARRIERS				75,765

METAL MINING - 0.08%
3,075,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	2,936
3,500,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	3,369
		TOTAL METAL MINING				6,305

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.04%
3,350,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	N/R	3,312
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,312

MISCELLANEOUS RETAIL - 0.15%
2,500,000		CVS Caremark Corp	5.750	08/15/11	Baa2	2,561
9,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	9,058
		TOTAL MISCELLANEOUS RETAIL				11,619

MOTION PICTURES - 0.49%
2,500,000		Historic TW, Inc	6.625	05/15/29	Baa2	2,461
4,250,000		News America, Inc	7.625	11/30/28	Baa2	4,710
7,000,000		News America, Inc	6.150	03/01/37	Baa2	6,762
3,000,000		Time Warner, Inc	5.500	11/15/11	Baa2	3,012
16,250,000		Time Warner, Inc	6.875	05/01/12	Baa2	17,112

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 4,000,000		Time Warner, Inc	6.500%	11/15/36	Baa2	$3,892
		TOTAL MOTION PICTURES				37,949

NONDEPOSITORY INSTITUTIONS - 2.21%
4,500,000		American Express Centurion Bank	6.000	09/13/17	Aa3	4,525
7,500,000		American General Finance Corp	6.900	12/15/17	A1	7,507
3,500,000	g	American Honda Finance Corp	5.125	12/15/10	Aa3	3,597
4,650,000		Boeing Capital Corp Ltd	6.100	03/01/11	A2	4,874
6,500,000		Capital One Financial Corp	5.700	09/15/11	A3	6,279
3,000,000		Capital One Financial Corp	5.500	06/01/15	A3	2,767
3,750,000		CIT Group Funding Co of Canada	5.200	06/01/15	A2	3,211
4,500,000		CIT Group, Inc	5.850	09/15/16	A2	3,973
1,000,000	e	Countrywide Home Loans, Inc	3.250	05/21/08	Baa3	904
9,000,000		Ford Motor Credit Co	5.700	01/15/10	B1	8,109
6,000,000		Ford Motor Credit Co	9.875	08/10/11	B1	5,675
4,000,000		Ford Motor Credit Co	7.800	06/01/12	B1	3,507
27,750,000		General Electric Capital Corp	5.500	06/04/14	Aaa	28,633
11,750,000		General Motors Acceptance Corp LLC	5.625	05/15/09	Ba3	11,086
10,500,000		General Motors Acceptance Corp LLC	6.625	05/15/12	Ba3	8,729
3,000,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	2,761
10,000,000		HSBC Finance Corp	5.250	01/14/11	Aa3	9,997
10,000,000		HSBC Finance Corp	5.900	06/19/12	Aa3	10,158
7,750,000		HSBC Finance Corp	4.750	07/15/13	Aa3	7,470
5,000,000	e	HSBC Finance Corp	5.000	06/30/15	Aa3	4,769
1,750,000		International Lease Finance Corp	5.450	03/24/11	A1	1,763
5,000,000		International Lease Finance Corp	5.750	06/15/11	A1	5,063
2,250,000		International Lease Finance Corp	5.650	06/01/14	A1	2,286
2,400,000	g	Lukoil International Finance BV	6.356	06/07/17	Baa2	2,272
4,000,000		MBNA Corp	6.125	03/01/13	Aa1	4,168
5,000,000		Residential Capital LLC	7.625	11/21/08	Ba3	3,975
3,150,000		Residential Capital LLC	8.000	06/01/12	Ba3	1,937
10,375,000		Residential Capital LLC	8.000	04/17/13	Ba3	6,381
3,500,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	3,454
		TOTAL NONDEPOSITORY INSTITUTIONS				169,830

OIL AND GAS EXTRACTION - 1.33%
2,000,000		Anadarko Finance Co	6.750	05/01/11	Baa3	2,115
3,000,000		Baker Hughes, Inc	6.875	01/15/29	A2	3,251
3,500,000		BJ Services Co	5.750	06/01/11	Baa1	3,588
2,000,000		Burlington Resources Finance Co	6.400	08/15/11	A2	2,112
7,750,000		Burlington Resources Finance Co	7.200	08/15/31	A2	8,980
5,668,083		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	5,793
6,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	6,273
4,000,000	g	Empresa Nacional del Petroleo	6.750	11/15/12	A2	4,265
3,900,000		EnCana Corp	6.500	02/01/38	Baa2	4,030
2,500,000		Enterprise Products Operating LP	4.625	10/15/09	Baa3	2,496
4,000,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	4,069
3,250,000		Husky Energy, Inc	6.250	06/15/12	Baa2	3,417
1,000,000		Husky Energy, Inc	6.800	09/15/37	Baa2	1,051
3,000,000		Kerr-McGee Corp	6.950	07/01/24	Baa3	3,205
4,250,000		Nexen, Inc	5.050	11/20/13	Baa2	4,127
7,150,000		Nexen, Inc	5.650	05/15/17	Baa2	7,056
3,480,000		Nexen, Inc	6.400	05/15/37	Baa2	3,474
4,250,000		PC Financial Partnership	5.000	11/15/14	Baa2	4,133
3,000,000		Plains All American Pipeline LP	5.625	12/15/13	Baa3	3,059
5,000,000	g	Tengizchevroil Finance Co SARL	6.124	11/15/14	Baa3	4,713

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 4,500,000	g	TNK-BP Finance S.A.	6.625%	03/20/17	Baa2	$4,106
6,650,000	g	Weatherford International, Inc	5.950	06/15/12	Baa1	6,904
4,500,000	g	Weatherford International, Inc	6.800	06/15/37	Baa1	4,682
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,230
		TOTAL OIL AND GAS EXTRACTION				102,129

OTHER MORTGAGE BACKED SECURITIES - 7.73%
10,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2004-4 (Class A6)	4.877	07/10/42	N/R	9,933
13,955,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	4.990	11/10/42	N/R	13,383
1,630,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-5 (Class AJ)	5.158	10/10/45	Aaa	1,524
2,650,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-6 (Class AJ)	5.181	09/10/47	Aaa	2,490
3,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2006-2 (Class A4)	5.740	05/10/45	N/R	3,101
9,000,000		Banc of America Commercial Mortgage, Inc Series
		2007-2 (Class A2)	5.634	04/10/49	N/R	9,128
10,141,398		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	10,198
585,315		Bank of America Alternative Loan Trust Series 2004-
		8 (Class 3A1)	5.500	09/25/19	Aaa	576
9,225,000	i	Bear Stearns Commercial Mortgage Securities Series
		2005-PW10 (Class AJ)	5.459	12/11/40	Aaa	8,822
8,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 (Class A4)	5.457	03/11/39	N/R	8,119
13,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW13 (Class A4)	5.540	09/11/41	N/R	13,198
6,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	N/R	5,940
3,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.465	04/12/38	Aaa	3,062
8,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	8,124
5,000,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	5,097
38,915,929		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	39,269
7,313,078		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375	01/25/35	N/R	7,022
9,823,264		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	Aaa	9,641
11,089,171		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	11,104
18,905,190		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2007-3 (Class A10)	6.000	04/25/37	N/R	19,064
8,000,000	i	Credit Suisse Mortgage Capital Certificates Series
		2006-C1 (Class A4)	5.555	02/15/39	N/R	8,121
8,700,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	8,768
11,000,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	10,962
13,863,652	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	5.218	05/15/23	Aaa	13,658

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 14,000,000		CS First Boston Mortgage Securities Corp Series
		2001-CP4 (Class A4)	6.180%	12/15/35	Aaa	$14,589
14,652,599		CS First Boston Mortgage Securities Corp Series
		2005-5 (Class 7A1)	6.000	07/25/35	Aaa	14,827
2,507,429		First Horizon Asset Securities, Inc Series 2003-9
		(Class 1A4)	5.500	11/25/33	N/R	2,526
21,000,000		GE Capital Commercial Mortgage Corp Series 2003-
		C2 (Class A4)	5.145	07/10/37	Aaa	21,193
5,500,000	i	GE Capital Commercial Mortgage Corp Series 2005-
		C3 (Class A5)	4.979	07/10/45	N/R	5,434
18,000,000	i	Greenwich Capital Commercial Funding Corp Series
		2004-GG1 (Class A7)	5.317	06/10/36	Aaa	18,318
11,600,000	i	Greenwich Capital Commercial Funding Corp Series
		2007-GG11 (Class A2)	5.597	12/10/49	N/R	11,718
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK
		(Class BFL)	5.705	05/03/18	Aaa	10,129
6,350,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	6,449
11,250,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	11,466
14,250,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	14,535
8,100,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	8,292
10,550,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	10,592
10,500,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	5.819	06/15/49	Aaa	10,138
6,400,000		LB-UBS Commercial Mortgage Trust Series 2005-
		C3 (Class A2)	4.553	07/15/30	Aaa	6,341
4,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-
		C5 (Class AJ)	5.057	09/15/40	N/R	3,700
3,600,000	i	LB-UBS Commercial Mortgage Trust Series 2006-
		C4 (Class A4)	5.883	06/15/38	Aaa	3,757
4,447,291		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	4,429
5,400,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	5,385
2,500,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class
		A4)	5.659	05/12/39	N/R	2,574
4,700,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.428	02/12/39	N/R	4,765
19,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	N/R	18,935
9,259,854	i	Morgan Stanley Capital I Series 2006-HE1 (Class
		A2)	4.985	01/25/36	Aaa	9,120
15,600,000		Morgan Stanley Capital I Series 2006-HQ10 (Class
		A4)	5.328	11/12/41	Aaa	15,594
8,000,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class
		AJ)	5.468	03/12/44	Aaa	7,673
4,587,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class
		A4)	5.731	07/12/44	N/R	4,714
7,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class
		A4)	5.773	10/15/42	N/R	7,725
6,200,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class
		AJ)	5.777	10/15/42	N/R	5,998

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 12,320,000		Morgan Stanley Capital I Series 2006-IQ12 (Class
		A2)	5.283%	12/15/43	N/R	$12,345
2,700,000	i	Morgan Stanley Capital I Series 2006-T21 (Class
		AJ)	5.273	10/12/52	Aaa	2,537
8,000,000		Morgan Stanley Capital I Series 2007-HQ11 (Class
		A31)	5.439	02/12/44	Aaa	7,982
5,500,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	5,281
4,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118	07/15/42	Aaa	3,931
10,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-C24 (Class A3)	5.558	03/15/45	Aaa	10,145
5,000,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AM)	5.383	12/15/43	Aaa	4,876
8,000,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	8,036
13,108,176		Washington Mutual, Inc Series 2003-S10
		(Class A1)	4.500	10/25/18	N/R	12,807
5,570,565		Wells Fargo Mortgage Backed Securities Trust
		Series 2004-7 (Class 1A1)	4.500	07/25/19	N/R	5,442
20,656,295		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	20,481
8,364,251	i	Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR4 (Class 1A1)	5.857	04/25/36	N/R	8,204
		TOTAL OTHER MORTGAGE BACKED SECURITIES				593,287

PAPER AND ALLIED PRODUCTS - 0.10%
3,150,000		Bemis Co, Inc	4.875	04/01/12	Baa1	3,189
2,310,000		Cenveo Corp	7.875	12/01/13	B3	2,059
2,500,000		Kimberly-Clark Corp	6.625	08/01/37	A2	2,767
		TOTAL PAPER AND ALLIED PRODUCTS				8,015

PETROLEUM AND COAL PRODUCTS - 0.13%
3,990,000		ConocoPhillips	4.750	10/15/12	A3	4,023
3,750,000	g	GS Caltex Corp	5.500	04/24/17	Baa1	3,515
2,500,000		Valero Energy Corp	6.625	06/15/37	Baa3	2,518
		TOTAL PETROLEUM AND COAL PRODUCTS				10,056

PIPELINES, EXCEPT NATURAL GAS - 0.31%
3,500,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	3,502
4,000,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	3,992
2,000,000		Kaneb Pipe Line Operating Partnership LP	5.875	06/01/13	Baa3	2,035
2,000,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	1,991
3,000,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	3,014
3,750,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	3,581
2,050,000		TransCanada Pipelines Ltd	5.850	03/15/36	A2	1,965
1,350,000		TransCanada Pipelines Ltd	6.200	10/15/37	A2	1,340
2,750,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	A3	2,578
		TOTAL PIPELINES, EXCEPT NATURAL GAS				23,998

PRIMARY METAL INDUSTRIES - 0.09%
1,000,000		Corning, Inc	5.900	03/15/14	Baa1	1,016
4,440,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	4,517
1,550,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	1,542
		TOTAL PRIMARY METAL INDUSTRIES				7,075

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
PRINTING AND PUBLISHING - 0.26%
$ 2,500,000		Dun & Bradstreet Corp	5.500%	03/15/11	N/R	$2,580
2,300,000		Idearc, Inc	8.000	11/15/16	B2	2,110
2,806,000		Morris Publishing Group LLC	7.000	08/01/13	B1	2,038
13,500,000		Thomson Corp	5.700	10/01/14	Baa1	13,555
		TOTAL PRINTING AND PUBLISHING				20,283

RAILROAD TRANSPORTATION - 0.31%
3,750,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	3,961
4,000,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	3,889
3,500,000		Canadian National Railway Co	4.400	03/15/13	A3	3,433
4,000,000		CSX Corp	6.150	05/01/37	Baa3	3,738
2,056,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,905
3,000,000		Union Pacific Corp	6.500	04/15/12	Baa2	3,171
3,750,000		Union Pacific Corp	5.750	11/15/17	Baa2	3,736
		TOTAL RAILROAD TRANSPORTATION				23,833

REAL ESTATE - 0.02%
1,750,000	g,i	USB Realty Corp	6.091	12/30/49	A1	1,555
		TOTAL REAL ESTATE				1,555

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.02%
1,750,000	g	Sealed Air Corp	5.375	04/15/08	Baa3	1,749
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS				1,749

SECURITY AND COMMODITY BROKERS - 1.33%
4,000,000		Bear Stearns Cos, Inc	5.700	11/15/14	A2	3,793
3,750,000		Bear Stearns Cos, Inc	6.400	10/02/17	A2	3,623
7,900,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa1	8,117
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,574
3,000,000		Franklin Resources, Inc	3.700	04/15/08	A1	2,993
4,900,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	4,363
2,750,000	e	Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	2,772
3,250,000		Goldman Sachs Group, Inc	5.300	02/14/12	Aa3	3,287
2,000,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	1,959
3,750,000		Goldman Sachs Group, Inc	5.150	01/15/14	Aa3	3,712
7,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	6,836
3,000,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	2,939
3,150,000	i	Lehman Brothers Holdings Capital Trust V	5.857	12/30/49	A3	2,807
6,750,000		Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	6,679
2,500,000	i	Lehman Brothers Holdings, Inc	6.000	05/03/32	A2	2,222
4,250,000		Merrill Lynch & Co, Inc	5.000	02/03/14	A1	4,054
5,500,000		Merrill Lynch & Co, Inc	5.700	05/02/17	A2	5,242
10,000,000		Morgan Stanley	3.625	04/01/08	Aa3	9,958
9,350,000		Morgan Stanley	5.375	10/15/15	Aa3	9,090
5,000,000		Morgan Stanley	5.750	10/18/16	Aa3	4,934
3,500,000		Morgan Stanley	5.550	04/27/17	Aa3	3,413
3,750,000		Morgan Stanley	6.250	08/28/17	Aa3	3,812
3,500,000		Morgan Stanley	6.250	08/09/26	Aa3	3,417
600,000	g	Nuveen Investments, Inc	10.500	11/15/15	B3	598
		TOTAL SECURITY AND COMMODITY BROKERS				102,194

TOBACCO PRODUCTS - 0.07%
5,000,000		Reynolds American, Inc	6.500	07/15/10	Ba1	5,119
		TOTAL TOBACCO PRODUCTS				5,119

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
TRANSPORTATION BY AIR - 0.13%
$ 5,000,000		Continental Airlines, Inc	6.563%	02/15/12	Aaa	$5,175
4,510,000		FedEx Corp	5.500	08/15/09	Baa2	4,560
		TOTAL TRANSPORTATION BY AIR				9,735

TRANSPORTATION EQUIPMENT - 0.41%
3,000,000		Embraer Overseas Ltd	6.375	01/24/17	Baa3	2,846
4,250,000		General Dynamics Corp	3.000	05/15/08	A2	4,225
7,500,000		Honeywell International, Inc	5.700	03/15/37	A2	7,405
3,675,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	3,801
4,000,000		Northrop Grumman Corp	7.750	02/15/31	Baa1	4,904
4,000,000		United Technologies Corp	5.375	12/15/17	A2	4,035
2,500,000		United Technologies Corp	7.500	09/15/29	A2	2,948
1,075,000		United Technologies Corp	6.050	06/01/36	A2	1,106
		TOTAL TRANSPORTATION EQUIPMENT				31,270

WHOLESALE TRADE-DURABLE GOODS - 0.09%
3,000,000		Vale Overseas Ltd	6.250	01/11/16	Baa3	3,005
3,500,000		Vale Overseas Ltd	6.250	01/23/17	Baa3	3,511
		TOTAL WHOLESALE TRADE-DURABLE GOODS				6,516

WHOLESALE TRADE-NONDURABLE GOODS - 0.20%
3,000,000		Procter & Gamble Co	4.950	08/15/14	Aa3	3,040
12,000,000		Procter & Gamble Co	5.550	03/05/37	Aa3	12,068
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				15,108

		TOTAL CORPORATE BONDS				2,944,359
		(Cost $2,960,807)

GOVERNMENT BONDS - 59.19%

AGENCY SECURITIES - 7.07%
11,200,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	11,140
11,200,000	e	(FFCB)	4.125	04/15/09	Aaa	11,246
7,250,000		(FFCB)	5.375	07/18/11	Aaa	7,629
20,600,000		Federal Home Loan Bank (FHLB)	5.000	10/16/09	Aaa	20,725
10,000,000		(FHLB)	4.625	10/10/12	Aaa	10,292
20,000,000	e	(FHLB)	5.000	11/17/17	Aaa	20,737
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	05/21/08	Aaa	14,927
20,000,000		(FHLMC)	5.000	06/11/09	Aaa	20,372
19,000,000		(FHLMC)	4.875	02/09/10	Aaa	19,497
15,900,000		(FHLMC)	4.750	01/18/11	Aaa	16,410
36,399,000		(FHLMC)	5.875	03/21/11	Aa2	38,835
14,000,000		(FHLMC)	6.000	06/15/11	Aaa	15,042
22,500,000		(FHLMC)	5.250	07/18/11	Aaa	23,645
15,000,000	e	(FHLMC)	5.500	08/20/12	Aaa	15,989
5,000,000		(FHLMC)	4.125	12/21/12	Aaa	5,035
7,800,000		(FHLMC)	5.750	06/27/16	Aa2	8,423
79,000,000		Federal National Mortgage Association (FNMA)	6.000	05/15/08	Aaa	79,400
70,000,000		(FNMA)	5.100	09/10/09	Aaa	70,433
1,350,000		(FNMA)	4.250	01/19/10	Aaa	1,368
20,400,000		(FNMA)	5.300	02/26/10	Aaa	20,441
7,200,000		(FNMA)	7.125	06/15/10	Aaa	7,789
8,000,000		(FNMA)	5.000	10/15/11	Aaa	8,340
15,000,000	e	(FNMA)	5.375	06/12/17	Aaa	15,934
6,500,000		(FNMA)	5.625	07/15/37	Aaa	7,204

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,500,000	j,m,v	Overseas Private Investment Corp	0.000%	07/31/11	N/R	$2,656
2,990,039		Overseas Private Investment Corp	3.420	01/15/15	N/R	2,973
3,540,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,571
1,000,000		Private Export Funding Corp	7.200	01/15/10	Aaa	1,070
13,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	13,498
7,000,000		Private Export Funding Corp	4.550	05/15/15	Aaa	7,152
500,000		Private Export Funding Corp	4.950	11/15/15	Aaa	523
10,825,000		Private Export Funding Corp	5.000	12/15/16	Aaa	11,242
20,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	21,273
4,987,499		Totem Ocean Trailer Express, Inc	4.514	12/18/19	N/R	5,043
3,000,000		US Department of Housing and Urban Development
			5.380	08/01/18	N/R	3,175
		TOTAL AGENCY SECURITIES				543,029

FOREIGN GOVERNMENT BONDS - 2.65%
3,500,000		African Development Bank	3.250	08/01/08	Aaa	3,477
10,000,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	10,245
4,000,000		Chile Government International Bond	5.500	01/15/13	A2	4,172
3,500,000		China Development Bank	5.000	10/15/15	A1	3,452
2,000,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,952
4,660,000		Eksportfinans A/S	5.000	02/14/12	Aaa	4,810
3,000,000	g	Emirate of Abu Dhabi	5.500	08/02/12	Aa2	3,085
3,500,000		European Investment Bank	4.875	02/15/36	Aaa	3,444
4,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	4,014
4,000,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	4,064
30,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	30,964
5,000,000		International Finance Corp	5.125	05/02/11	Aaa	5,244
9,000,000		Israel Government International Bond	5.500	11/09/16	A2	9,167
4,400,000		Italy Government International Bond	5.375	06/12/17	N/R	4,664
4,000,000		Italy Government International Bond	6.875	09/27/23	Aa2	4,775
5,000,000		Korea Development Bank	5.750	09/10/13	Aa3	5,067
3,500,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	3,573
4,150,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	4,379
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	5,237
5,900,000		Mexico Government International Bond	6.375	01/16/13	Baa1	6,275
6,152,000		Mexico Government International Bond	5.875	01/15/14	Baa1	6,398
8,000,000		Mexico Government International Bond	6.750	09/27/34	Baa1	8,836
5,400,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,589
13,000,000		Province of British Columbia Canada	5.375	10/29/08	Aaa	13,172
3,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	3,034
7,400,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	7,678
5,000,000		Province of Ontario	5.500	10/01/08	Aa1	5,039
7,650,000	e	Province of Ontario	4.750	01/19/16	Aa1	7,750
2,250,000		Province of Quebec Canada	5.125	11/14/16	Aa2	2,326
6,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	7,846
2,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	2,305
7,680,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	7,918
3,800,000	g	Ukraine Government International	6.750	11/14/17	B1	3,734
		TOTAL FOREIGN GOVERNMENT BONDS				203,685

MORTGAGE BACKED SECURITIES - 32.98%
29,168,064		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		29,975
11,720,000		(FHLMC)	4.000	09/15/18		11,020
3,519,837		(FHLMC)	5.750	12/15/18		3,572
10,013,000		(FHLMC)	4.000	04/15/19		9,361
3,500,000		(FHLMC)	4.000	09/15/19		3,316

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 25,000,000		(FHLMC)	5.000%	06/15/28	$25,162
11,491,832		(FHLMC)	5.000	06/15/29	11,549
4,251,710		(FHLMC)	6.000	12/15/30	4,301
19,953,204	d	(FHLMC)	5.000	06/15/31	19,913
14,020,000		(FHLMC)	5.500	05/15/33	14,002
8,534,531		(FHLMC)	4.500	09/15/35	8,364
11,080,458	i	(FHLMC)	5.089	02/01/36	11,104
14,574,975	i	(FHLMC)	5.793	07/01/36	14,760
12,205,955	i	(FHLMC)	5.020	09/01/36	12,259
9,192,890	i	(FHLMC)	5.895	09/01/36	9,332
11,896,258	i	(FHLMC)	6.125	09/01/36	12,067
22,261,851	i	(FHLMC)	5.723	02/01/37	22,587
28,067,912	i	(FHLMC)	5.672	03/01/37	28,655
37,383,096	i	(FHLMC)	5.792	03/01/37	38,031
20,851,803	i	(FHLMC)	5.880	04/01/37	21,113
32,688,359	i	(FHLMC)	5.735	06/01/37	33,194
16,978,477	i	(FHLMC)	5.910	08/01/37	17,267
15,949,460	i	(FHLMC)	5.861	09/01/37	16,234
92,657		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	7.000	09/01/10	95
207,555		(FGLMC)	6.000	04/01/11	212
517,134		(FGLMC)	7.000	07/01/13	538
2,036,797		(FGLMC)	6.500	12/01/16	2,109
15,897,741		(FGLMC)	5.000	09/01/18	15,937
5,765,737		(FGLMC)	4.500	10/01/18	5,670
3,431,844		(FGLMC)	4.500	11/01/18	3,375
3,443,907		(FGLMC)	5.500	01/01/19	3,491
1,595,066		(FGLMC)	4.000	06/01/19	1,531
5,286,777		(FGLMC)	4.500	07/01/20	5,195
3,961,803		(FGLMC)	4.500	08/01/20	3,894
656,008		(FGLMC)	7.000	10/01/20	689
60,135,930		(FGLMC)	4.500	06/01/21	59,095
19,026,224		(FGLMC)	4.500	06/01/21	18,697
78,594		(FGLMC)	7.000	05/01/23	83
1,119,332		(FGLMC)	6.000	10/01/23	1,141
1,075,210		(FGLMC)	6.000	11/01/23	1,096
426,060		(FGLMC)	8.000	01/01/31	456
76,148		(FGLMC)	7.000	11/01/31	80
269,258		(FGLMC)	7.000	12/01/31	283
110,256		(FGLMC)	7.000	12/01/31	116
92,199		(FGLMC)	7.000	12/01/31	97
75,184		(FGLMC)	7.000	12/01/31	79
98,780		(FGLMC)	7.000	12/01/31	104
282,334		(FGLMC)	7.000	12/01/31	296
44,283		(FGLMC)	7.000	01/01/32	46
510,598		(FGLMC)	8.000	02/01/32	547
4,684,152		(FGLMC)	5.500	11/01/33	4,692
6,057,178		(FGLMC)	5.500	12/01/33	6,055
28,446,122		(FGLMC)	5.500	12/01/33	28,469
75,244,230		(FGLMC)	5.000	01/01/34	73,528
24,810,996		(FGLMC)	4.500	10/01/34	23,477
2,999,078		(FGLMC)	5.500	12/01/34	2,996
12,086,774		(FGLMC)	4.500	04/01/35	11,430
5,417,346		(FGLMC)	6.000	05/01/35	5,507
2,484,160		(FGLMC)	6.000	05/01/35	2,523
4,798,988		(FGLMC)	6.000	05/01/35	4,874

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,529,763		(FGLMC)	6.000%	05/01/35	$2,569
9,735,446		(FGLMC)	6.000	05/01/35	9,888
5,700,766		(FGLMC)	6.000	05/01/35	5,790
5,402,411		(FGLMC)	6.000	05/01/35	5,487
4,413,158		(FGLMC)	5.500	06/01/35	4,406
6,895,093		(FGLMC)	5.500	06/01/35	6,884
2,425,886		(FGLMC)	5.500	06/01/35	2,422
28,968,882		(FGLMC)	5.500	06/01/35	28,920
6,586,272		(FGLMC)	6.000	06/01/35	6,690
20,768,881		(FGLMC)	4.500	08/01/35	19,643
3,268,859		(FGLMC)	5.000	10/01/35	3,191
16,385,624		(FGLMC)	5.000	11/01/35	15,998
889,211		(FGLMC)	6.500	11/01/35	915
3,953,332		(FGLMC)	6.000	01/01/36	4,013
5,413,837		(FGLMC)	7.000	01/01/36	5,661
3,455,687		(FGLMC)	5.500	04/01/36	3,449
4,111,993		(FGLMC)	6.500	05/01/36	4,228
21,177,499		(FGLMC)	6.500	10/01/36	21,773
3,172,136		(FGLMC)	6.500	12/01/36	3,236
61,541,576		(FGLMC)	5.500	01/01/37	61,422
36,753,687		(FGLMC)	5.500	04/01/37	36,678
54,562,891		(FGLMC)	5.500	05/01/37	54,450
15,754,296		(FGLMC)	6.000	08/01/37	15,990
8,894,264		(FGLMC)	6.000	09/01/37	9,027
55,565		Federal National Mortgage Association (FNMA)	7.500	11/01/10	57
6,052		(FNMA)	8.000	06/01/11	6
6,141		(FNMA)	8.000	06/01/11	6
5,466		(FNMA)	8.000	06/01/11	6
15,091		(FNMA)	8.000	07/01/11	16
7,613,059		(FNMA)	4.400	10/01/12	7,571
422,221		(FNMA)	5.000	06/01/13	428
2,806,419		(FNMA)	4.440	07/01/13	2,781
3,963,796		(FNMA)	4.739	10/01/13	3,978
1,479,709		(FNMA)	4.719	02/01/14	1,484
5,571,424		(FNMA)	4.440	04/01/14	5,496
1,706,191		(FNMA)	4.557	01/01/15	1,694
627,961		(FNMA)	7.500	02/01/15	656
1,504,504		(FNMA)	7.500	04/01/15	1,571
1,310,110		(FNMA)	7.500	04/01/15	1,368
39,214		(FNMA)	6.500	02/01/16	41
131,422		(FNMA)	6.500	03/01/16	137
49,241		(FNMA)	6.500	04/01/16	51
1,133,510		(FNMA)	6.500	10/01/16	1,174
704,632		(FNMA)	6.500	11/01/16	730
2,280,296		(FNMA)	6.500	02/01/18	2,357
6,286,388		(FNMA)	5.500	03/01/18	6,380
13,782,548	d	(FNMA)	5.500	04/01/18	13,987
1,115,221		(FNMA)	5.500	04/01/18	1,132
1,112,128		(FNMA)	6.500	04/01/18	1,149
318,229		(FNMA)	5.500	05/01/18	323
18,649,832		(FNMA)	4.500	12/01/18	18,350
939,805		(FNMA)	6.000	01/01/19	963
145,072		(FNMA)	6.000	02/01/19	149
13,542,959		(FNMA)	5.000	04/01/19	13,568
4,270,288		(FNMA)	5.500	07/01/20	4,330
187,382		(FNMA)	8.000	03/01/23	200

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 6,813,395		(FNMA)	5.000%	12/01/23	$6,724
1,966,621		(FNMA)	5.500	02/01/24	1,979
3,998,310		(FNMA)	5.500	07/01/24	4,020
541,875		(FNMA)	8.000	07/01/24	580
5,740,668		(FNMA)	5.500	08/01/24	5,772
19,181,700	d	(FNMA)	5.000	10/01/25	18,915
108,595		(FNMA)	9.000	11/01/25	118
319,941		(FNMA)	7.000	07/01/32	337
718,921		(FNMA)	7.000	07/01/32	757
2,169,735		(FNMA)	5.000	02/01/33	2,120
10,646,601		(FNMA)	4.500	03/25/33	10,511
1,866,963		(FNMA)	5.500	06/01/33	1,868
6,410,172		(FNMA)	4.500	08/01/33	6,074
6,222,642		(FNMA)	5.000	08/01/33	6,081
11,000,000	d	(FNMA)	5.500	08/25/33	11,120
10,416,565		(FNMA)	4.500	10/01/33	9,870
6,382,409		(FNMA)	5.000	10/01/33	6,237
2,768,011		(FNMA)	5.000	10/01/33	2,705
2,030,452		(FNMA)	5.000	10/01/33	1,984
8,791,708		(FNMA)	5.000	11/01/33	8,591
952,333		(FNMA)	5.000	11/01/33	931
54,278,961		(FNMA)	5.000	11/01/33	53,042
8,765,941		(FNMA)	5.000	11/01/33	8,566
3,681,661		(FNMA)	5.500	12/01/33	3,684
9,124,240		(FNMA)	5.500	12/01/33	9,147
1,519,127		(FNMA)	5.500	12/01/33	1,520
1,733,554	d	(FNMA)	5.500	12/01/33	1,735
3,672,403		(FNMA)	5.500	01/01/34	3,675
7,547,398		(FNMA)	5.500	01/01/34	7,553
11,765,751		(FNMA)	5.500	02/01/34	11,774
2,975,606		(FNMA)	5.000	03/01/34	2,908
7,238,952		(FNMA)	5.000	03/01/34	7,074
2,564,249		(FNMA)	5.000	03/01/34	2,506
19,542,152		(FNMA)	5.000	03/01/34	19,097
2,375,246		(FNMA)	5.000	03/01/34	2,321
8,029,407		(FNMA)	5.500	03/01/34	8,030
19,158,682		(FNMA)	5.000	04/01/34	18,714
72,032,646		(FNMA)	5.000	08/01/34	70,385
5,709,658		(FNMA)	5.500	09/01/34	5,710
5,372,705		(FNMA)	5.500	09/01/34	5,373
3,924,896		(FNMA)	5.500	09/01/34	3,925
4,050,368		(FNMA)	5.500	10/01/34	4,051
2,643,534		(FNMA)	5.500	10/01/34	2,644
9,730,650		(FNMA)	5.500	10/25/34	9,682
19,165,342		(FNMA)	5.500	12/01/34	19,166
7,128,629		(FNMA)	5.500	01/01/35	7,129
85,366,827		(FNMA)	5.500	02/01/35	85,430
31,045,339		(FNMA)	5.500	04/01/35	31,047
4,876,922		(FNMA)	5.500	04/01/35	4,874
20,176,070		(FNMA)	5.500	05/01/35	20,164
6,803,531		(FNMA)	6.000	05/01/35	6,913
1,149,866		(FNMA)	5.500	06/01/35	1,149
3,103,771		(FNMA)	5.500	06/01/35	3,102
2,628,666		(FNMA)	5.500	06/01/35	2,627
4,500,688		(FNMA)	5.500	06/01/35	4,498
1,726,136		(FNMA)	5.500	06/01/35	1,725

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 606,366		(FNMA)	7.500%	06/01/35	$641
2,008,345		(FNMA)	5.500	07/01/35	2,007
2,966,403		(FNMA)	6.000	07/01/35	3,014
34,468,000		(FNMA)	5.500	09/01/35	34,494
14,139,612	d	(FNMA)	5.500	09/01/35	14,131
14,986,056		(FNMA)	5.000	10/01/35	14,630
9,811,734		(FNMA)	5.500	11/01/35	9,806
14,166,248	i	(FNMA)	5.735	02/01/36	14,415
12,589,872		(FNMA)	5.500	04/01/36	12,582
18,455,154	i	(FNMA)	5.795	06/01/36	18,958
1,925,883		(FNMA)	6.000	06/01/36	1,956
9,477,688	i	(FNMA)	5.961	07/01/36	9,711
35,080,395	i	(FNMA)	5.993	07/01/36	36,043
15,768,695		(FNMA)	6.000	10/01/36	16,016
65,008,514	i	(FNMA)	5.885	11/01/36	66,602
11,858,164	i	(FNMA)	5.776	12/01/36	12,047
10,890,630		(FNMA)	6.500	12/01/36	11,110
10,741,824	h,i	(FNMA)	6.027	02/01/37	10,912
1,022,996		(FNMA)	6.500	03/01/37	1,052
9,476,927		(FNMA)	7.000	04/01/37	9,858
60,926,889		(FNMA)	6.000	06/01/37	61,875
62,589,831		(FNMA)	6.000	08/01/37	63,038
13,273,469		(FNMA)	6.000	08/01/37	13,480
17,400,442		(FNMA)	6.500	08/01/37	17,887
7,717,263		(FNMA)	6.000	09/01/37	7,837
8,166,917		(FNMA)	6.000	09/01/37	8,294
4,872,889		(FNMA)	6.000	09/01/37	4,949
28,217,754		(FNMA)	6.000	09/01/37	28,420
6,110,170		(FNMA)	6.000	09/01/37	6,205
21,893,996		(FNMA)	6.500	09/01/37	22,506
13,034,615		(FNMA)	6.500	09/01/37	13,399
10,391,473		(FNMA)	6.500	09/01/37	10,682
19,155,354		(FNMA)	6.500	09/01/37	19,691
28,542,638	i	(FNMA)	5.933	10/01/37	29,549
6,379,929		(FNMA)	6.000	10/01/37	6,479
33,106,322		(FNMA)	6.500	10/01/37	34,031
14,131,172		(FNMA)	7.000	11/01/37	14,700
29,000,000	h,v	(FNMA)	6.000	12/01/37	29,118
58,000,000	h	(FNMA)	6.000	01/25/38	58,888
42,000,000	h	(FNMA)	6.500	01/25/38	43,168
16,111		Government National Mortgage Association
		(GNMA)	8.500	12/15/09	17
18,927		(GNMA)	8.500	12/15/09	20
59,858		(GNMA)	9.000	12/15/09	61
25,340		(GNMA)	8.500	01/15/10	26
9,027		(GNMA)	8.500	01/15/10	9
29,652		(GNMA)	9.000	06/15/16	32
6,075		(GNMA)	9.000	09/15/16	7
17,151		(GNMA)	9.000	09/15/16	18
22,655		(GNMA)	9.000	11/15/16	24
8,698		(GNMA)	9.000	12/15/16	9
11,982		(GNMA)	9.000	12/15/16	13
175,339		(GNMA)	9.500	12/15/16	191
13,628		(GNMA)	9.000	06/15/20	15
84,655		(GNMA)	8.000	06/15/24	92
138,614		(GNMA)	8.500	11/20/30	150

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 104,209		(GNMA)	8.500%	12/20/30	$113
2,739,169		(GNMA)	5.500	11/20/33	2,746
10,772,177		(GNMA)	5.500	03/20/35	10,797
6,965,598		(GNMA)	5.500	12/20/35	6,982
68,000,000	h	(GNMA)	5.500	01/15/38	68,489
		TOTAL MORTGAGE BACKED SECURITIES			2,532,736

MUNICIPAL BONDS - 0.03%
2,000,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,002
		TOTAL MUNICIPAL BONDS			2,002

U.S. TREASURY SECURITIES - 16.46%
272,505,000	d,e	United States Treasury Bond	8.000	11/15/21	372,949
58,400,000		United States Treasury Bond	5.250	02/15/29	64,245
3,861,000	e	United States Treasury Bond	5.375	02/15/31	4,350
677,000		United States Treasury Bond	4.500	02/15/36	680
8,290,000	e	United States Treasury Bond	4.750	02/15/37	8,676
38,535,778	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	39,674
165,035,518	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	164,481
16,000,000	e	United States Treasury Note	5.125	06/30/08	16,132
49,435,000	d,e	United States Treasury Note	5.000	07/31/08	49,868
9,050,000		United States Treasury Note	4.875	10/31/08	9,160
14,500,000	e	United States Treasury Note	4.000	08/31/09	14,713
38,000,000	e	United States Treasury Note	3.625	10/31/09	38,374
216,257,000	e	United States Treasury Note	4.250	09/30/12	223,843
37,931,000	e	United States Treasury Note	3.875	10/31/12	38,675
16,075,000	e	United States Treasury Note	3.375	11/30/12	16,021
27,280,000		United States Treasury Note		12/31/12	27,485
117,452,000	e	United States Treasury Note	4.750	08/15/17	124,049
30,135,000	e	United States Treasury Note	4.250	11/15/17	30,660
50,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	20,210
		TOTAL U.S. TREASURY SECURITIES			1,264,245

		TOTAL GOVERNMENT BONDS			4,545,697
		(Cost $4,469,739)

		TOTAL BONDS			7,490,056
		(Cost $7,430,546)
SHARES

PREFERRED STOCKS - 0.96%

DEPOSITORY INSTITUTIONS - 0.04%
134,000		Bank of America Corp			2,908
		TOTAL DEPOSITORY INSTITUTIONS			2,908

NONDEPOSITORY INSTITUTIONS - 0.92%
556,160		Federal Home Loan Mortgage Corp (FHLMC)			14,543
2,176,309		Federal National Mortgage Association (FNMA)			56,040
		TOTAL NONDEPOSITORY INSTITUTIONS			70,583

		TOTAL PREFERRED STOCKS			73,491
		(Cost $71,662)

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
TIAA-CREF MUTUAL FUNDS - 0.06%
443,850	a	TIAA-CREF Institutional High Yield Fund II			$4,305

		TOTAL TIAA-CREF MUTUAL FUNDS			4,305
		(Cost $4,180)
PRINCIPAL

SHORT-TERM INVESTMENTS - 10.34%

COMMERCIAL PAPER - 3.05%
$ 25,000,000		American Honda Finance Corp	0.000%	01/29/08	24,908
25,000,000	d	Bank of America Corp	0.000	01/25/08	24,919
25,000,000	d	Bank of Nova Scotia	0.000	02/01/08	24,899
25,300,000	d	Cargill, Inc	0.000	02/28/08	25,109
25,000,000		Ciesco LLC	0.000	01/15/08	24,943
17,172,000		Coca-Cola Co	0.000	02/19/08	17,063
10,200,000		Eaton Corp	0.000	01/02/08	10,198
4,434,000		Edison Asset Securitization LLC	0.000	02/06/08	4,409
24,000,000		General Electric Capital Corp	0.000	02/04/08	23,894
25,000,000		Govco LLC	0.000	03/12/08	24,734
20,000,000		PepsiAmericas, Inc	0.000	01/18/08	19,952
9,686,000	d	Royal Bank of Scotland plc	0.000	01/28/08	9,651
		TOTAL COMMERCIAL PAPER			234,679

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 0.27%
4,923,000		Federal Home Loan Bank (FHLB)	0.000	04/16/08	4,864
15,900,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	02/14/08	15,822
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			20,686

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.02%
REPURCHASED AGREEMENTS
89,041,000		Bear Stearns & Co, Inc 4.250% Dated 12/31/2007,			89,052
		Due 01/02/2008 In the Amount of $89,051,512
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% -
		5.648%, 11/21/2011 - 11/27/2037		$ 51,755,306
		Federal Home Loan Mortgage Corp (FHLMC)
		0.000% - 5.800%, 08/20/2012 - 04/03/2037		36,727,262
		Federal National Mortgage Association (FNMA)
		0.000% - 4.125%, 01/30/2012 - 10/03/2033		2,519,313
		Total Market Value		91,001,881

90,000,000		Goldman Sachs & Co, Inc 4.150% Dated 12/31/2007,			90,010
		Due 01/02/2008 In the Amount of $90,010,375
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC)
		6.625%, 09/15/2009		48,093,750
		Federal National Mortgage Association (FNMA)
		6.625%, 11/15/2030		43,712,393
		Total Market Value		91,806,143

90,000,000		JP Morgan Securities 4.250% Dated 12/31/2007,			90,011
		Due 01/02/2008 In the Amount of $90,010,625
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 4.750% -
		4.875%, 08/16/2010 - 11/30/2012		24,414,819

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

			VALUE
PRINCIPAL			(000)
	Federal Home Loan Mortgage Corp (FHLMC)
	5.625%, 12/19/2017	5,478,318
	Federal National Mortgage Association (FNMA)
	4.750% - 7.125%, 09/02/2008 - 03/28/2019	61,906,853
	Total Market Value	91,799,990

$ 90,000,000	Lehman Brothers, Inc 4.200% Dated 12/31/2007,		$90,010
	Due 01/02/2008 In the Amount of $90,010,500
	Fully Collateralized as follows:
	Federal National Mortgage Association (FNMA)
	0.000%, 03/31/2008	92,700,000
	Total Market Value	92,700,000

90,000,000	Merrill Lynch & Co, Inc 4.290% Dated 12/31/2007,		90,011
	Due 01/02/2008 In the Amount of $90,010,725
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 0.000% -
	5.000%, 03/04/2008 - 06/30/2023	45,046,800
	Federal Home Loan Mortgage Corp (FHLMC)
	3.500% - 6.000%, 04/01/2008 - 09/19/2016	45,999,926
	Federal National Mortgage Association (FNMA)
	0.000% - 6.000%, 02/01/2008 - 04/18/2036	24,512,880
	Total Market Value	115,559,606

86,387,000	Morgan Stanley & Co, Inc 4.250% Dated 12/31/2007,		86,397
	Due 01/02/2008 In the Amount of $86,397,198
	Fully Collateralized as follows:
	Federal Home Loan Bank (FHLB) 4.160% -
	5.760%, 02/01/2010 - 07/03/2025	68,919,314
	Federal Home Loan Mortgage Corp (FHLMC)
	0.000%, 04/08/2019	19,196,876
	Total Market Value	88,116,190

3,613,000	Morgan Stanley & Co, Inc 1.450% Dated 12/31/2007,		3,613
	Due 01/02/2008 In the Amount of $3,613,146
	Fully Collateralized as follows:
	U.S. Treasury Bond 7.500%, 11/15/2016	3,675,915
	Total Market Value	3,675,915

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		539,104

	TOTAL SHORT-TERM INVESTMENTS		794,469
	(Cost $794,483)

	TOTAL PORTFOLIO - 108.89%		8,362,321
	(Cost $8,300,871)
	OTHER ASSETS & LIABILITIES, NET - (8.89%)		(682,525)

	NET ASSETS - 100.00%		$7,679,796

COLLEGE RETIREMENT EQUITIES FUND - Bond Market Account

The following abbreviations are used in portfolio descriptions:
LLC	Limited Liability Company
LP	Limited Partnership
N/R	Not rated by Moody's
plc	Public Limited Company

†	As provided by Moody's Investors Service (Unaudited).
a	Affiliated Holding
d	All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
e	All or a portion of these securities are out on loan.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At December 31, 2007, the value of these securities amounted to $272,782,188 or 3.55% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2007.
j	Zero coupon
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

COLLEGE RETIREMENT EQUITIES FUND
INFLATION-LINKED BOND ACCOUNT
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

GOVERNMENT BONDS - 98.47%

U.S. TREASURY SECURITIES - 98.47%
$ 297,993,671	k	United States Treasury Inflation Indexed Bond	2.375%	01/15/25	$313,314
193,682,080	k	United States Treasury Inflation Indexed Bond	2.000	01/15/26	193,161
157,107,885	k	United States Treasury Inflation Indexed Bond	2.375	01/15/27	166,374
198,225,816	k	United States Treasury Inflation Indexed Bond	3.625	04/15/28	251,681
227,884,260	e,k	United States Treasury Inflation Indexed Bond	3.875	04/15/29	301,935
60,128,067	k	United States Treasury Inflation Indexed Bond	3.375	04/15/32	77,154
189,398,570	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	194,992
136,333,927	k	United States Treasury Inflation Indexed Note	4.250	01/15/10	145,473
319,015,942	k	United States Treasury Inflation Indexed Note	0.875	04/15/10	317,944
137,114,547	k	United States Treasury Inflation Indexed Note	3.500	01/15/11	147,462
196,183,260	k	United States Treasury Inflation Indexed Note	2.375	04/15/11	204,490
76,531,948	k	United States Treasury Inflation Indexed Note	3.375	01/15/12	83,486
156,185,769	k	United States Treasury Inflation Indexed Note	2.000	04/15/12	161,872
259,032,162	k	United States Treasury Inflation Indexed Note	3.000	07/15/12	280,544
242,837,770	k	United States Treasury Inflation Indexed Note	1.875	07/15/13	250,237
248,576,543	k	United States Treasury Inflation Indexed Note	2.000	01/15/14	256,752
227,712,562	k	United States Treasury Inflation Indexed Note	2.000	07/15/14	235,273
229,304,390	k	United States Treasury Inflation Indexed Note	1.625	01/15/15	230,218
196,128,834	k	United States Treasury Inflation Indexed Note	1.875	07/15/15	199,914
191,892,626	k	United States Treasury Inflation Indexed Note	2.000	01/15/16	196,930
189,470,508	k	United States Treasury Inflation Indexed Note	2.500	07/15/16	202,053
168,503,773	k	United States Treasury Inflation Indexed Note	2.375	01/15/17	177,811
154,631,802	e,k	United States Treasury Inflation Indexed Note	2.625	07/15/17	166,845
		TOTAL U.S. TREASURY SECURITIES			4,755,915

		TOTAL GOVERNMENT BONDS			4,755,915
		(Cost $4,526,338)

SHORT-TERM INVESTMENTS - 1.20%

COMMERCIAL PAPER - 0.46%
22,400,000		Alcon Capital Corp	0.000	01/02/08	22,395
		TOTAL COMMERCIAL PAPER			22,395

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.74%
REPURCHASED AGREEMENTS
20,000,000		Bear Stearns & Co, Inc 4.250% Dated 12/31/2007,			20,002
		Due 01/02/2008 In the Amount of $20,002,361
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% - 5.648%, 11/21/2011 - 11/27/2037		$ 11,625,050
		Federal Home Loan Mortgage Corp (FHLMC) 0.000% - 5.800%,
		08/20/2012 - 04/03/2037		8,249,517
		Federal National Mortgage Association (FNMA) 0.000% -
		4.125%, 01/30/2012 - 10/03/2033		565,877
		Total Market Value		20,440,444

COLLEGE RETIREMENT EQUITIES FUND - Inflation-Linked Bond Account

				VALUE
PRINCIPAL				(000)
$ 10,000,000		Goldman Sachs & Co, Inc 4.150% Dated 12/31/2007,		$10,001
		Due 01/02/2008 In the Amount of $10,001,153
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC) 6.625%, 09/15/2009	5,343,750
		Federal National Mortgage Association (FNMA) 6.625%, 11/15/2030	4,856,933
		Total Market Value	10,200,683

5,728,000		Morgan Stanley & Co, Inc 4.250% Dated 12/31/2007,		5,729
		Due 01/02/2008 In the Amount of $5,728,676
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 4.160% - 5.760%, 02/01/2010 - 07/03/2025	4,569,783
		Federal Home Loan Mortgage Corp (FHLMC) 0.000%, 04/08/2019	1,272,873
		Total Market Value	5,842,656

		TOTAL INVESTMENT OF CASH COLLATERAL
		FOR SECURITIES LOANED		35,732

		TOTAL SHORT-TERM INVESTMENTS		58,127
		(Cost $58,130)

		TOTAL PORTFOLIO - 99.67%		4,814,042
		(Cost $ 4,584,468)
		OTHER ASSETS & LIABILITIES, NET - 0.33%		15,791

		NET ASSETS - 100.00%		$4,829,833

	e	All or a portion of these securities are out on loan.
	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

COLLEGE RETIREMENT EQUITIES FUND
SOCIAL CHOICE ACCOUNT
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)

BONDS - 39.55%

CORPORATE BONDS - 16.74%

AMUSEMENT AND RECREATION SERVICES - 0.06%
$ 2,000,000		International Speedway Corp	5.400%	04/15/14	Baa2	$2,028
3,000,000		Walt Disney Co	5.700	07/15/11	A2	3,127
		TOTAL AMUSEMENT AND RECREATION SERVICES				5,155

ASSET BACKED - 4.18%
3,353,659		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A3)	5.560	09/06/11	Aaa	3,371
10,250,000		AmeriCredit Automobile Receivables Trust Series
		2006-AF (Class A4)	5.640	09/06/13	Aaa	10,453
5,000,000		AmeriCredit Automobile Receivables Trust Series
		2007-BF (Class A3A)	5.160	04/06/12	Aaa	5,038
4,000,000		Capital One Auto Finance Trust Series 2007-A
		(Class A3A)	5.250	08/15/11	Aaa	4,026
4,000,000		Capital One Auto Finance Trust Series 2007-B
		(Class A3A)	5.030	04/15/12	Aaa	4,025
10,000,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	9,985
3,501,139	i	Chase Funding Loan Acquisition Trust Series 2004-
		OPT1 (Class M1)	5.435	06/25/34	Aa1	3,241
18,988,250	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2003-6 (Class 1A7)	4.277	09/25/33	Aaa	18,430
851,128	i	Chase Funding Mortgage Loan Asset-Backed
		Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	497
886,369		Chase Manhattan Auto Owner Trust Series 2004-A
		(Class A4)	2.830	09/15/10	Aaa	883
5,171,421		CIT Equipment Collateral Series 2005-VT1 (Class
		A4)	4.360	11/20/12	Aaa	5,157
7,000,000	i	Citicorp Mortgage Securities, Inc Series 2006-1
		(Class A3)	5.706	07/25/36	Aaa	6,877
12,000,000		Citicorp Mortgage Securities, Inc Series 2006-2
		(Class A3)	5.563	09/25/36	Aaa	11,727
1,903,822		Countrywide Asset-Backed Certificates Series 2002-
		S2 (Class A5)	5.978	01/25/17	Aaa	1,882
5,000,000	i	Countrywide Asset-Backed Certificates Series 2007-
		S2 (Class A3)	5.813	05/25/37	Aaa	4,616
850,768	i	Countrywide Home Equity Loan Trust Series 2004-B
		(Class 1A)	5.248	02/15/29	Aaa	829
4,997,050	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A1)	5.763	12/25/36	Aaa	4,985
6,500,000	i	Credit-Based Asset Servicing and Securitization
		LLC Series 2007-MX1 (Class A2)	5.825	12/25/36	Aaa	5,909
12,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A
		(Class AF3)	5.781	01/25/35	Aaa	11,124
3,500,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A3	5.590	10/25/29	Aaa	3,265

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,282,000		GMAC Mortgage Corporation Loan Trust 2006-
		HLTV A4	5.810%	10/25/29	Aaa	$1,945
2,636,586	i	GSAA Trust Series 2004-3 (Class AF3)	5.691	04/25/34	Aaa	2,643
10,000,000		Hertz Vehicle Financing LLC Series 2005-1A (Class
		A3)	5.010	02/25/11	Aaa	10,077
2,500,000		Hertz Vehicle Financing LLC Series 2005-1A (Class
		A5)	5.080	11/25/11	Aaa	2,517
3,635,000		Hertz Vehicle Financing LLC Series 2005-2A (Class
		A2)	4.930	02/25/10	Aaa	3,643
1,704,677		HFC Home Equity Loan Asset Backed Certificates
		Series 2006-4 (Class A1F)	5.790	03/20/36	Aaa	1,696
4,270,567	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A1F)	5.910	03/20/36	Aaa	4,253
4,000,000	i	HFC Home Equity Loan Asset Backed Certificates
		Series 2007-1 (Class A3F)	5.730	03/20/36	Aaa	3,694
10,000,000		Honda Auto Receivables Owner Trust Series 2007-1
		(Class A4)	5.090	07/18/13	N/R	10,106
8,846,355		Household Automotive Trust Series 2006-2 (Class
		A3)	5.610	08/17/11	Aaa	8,906
21,000,000		Household Automotive Trust Series 2006-3 (Class
		A4)	5.340	09/17/13	Aaa	21,321
16,000,000		Household Credit Card Master Note Trust I Series
		2006-1 (Class A)	5.100	06/15/12	Aaa	16,150
3,365,223		Hyundai Auto Receivables Trust Series 2006-A
		(Class A3)	5.130	06/15/10	Aaa	3,372
20,000,000		Hyundai Auto Receivables Trust Series 2006-B
		(Class A4)	5.150	05/15/13	Aaa	20,193
2,154,670	i	IXIS Real Estate Capital Trust Series 2006-HE1
		(Class A2)	5.005	03/25/36	Aaa	2,136
8,000,000		JPMorgan Auto Receivables Trust Series 2007-A
		(Class A3)	5.190	02/15/11	Aaa	8,059
2,934,567		Marriott Vacation Club Owner Trust Series 2006-2A
		(Class A)	5.362	10/20/28	Aaa	2,989
3,496,370		Marriott Vacation Club Owner Trust Series 2007-1A
		(Class A)	5.518	05/20/29	Aaa	3,489
16,000,000		Nissan Auto Lease Trust Series 2006-A
		(Class A3)	5.110	03/15/10	Aaa	16,071
8,500,000		Nissan Auto Lease Trust Series 2006-A
		(Class A4)	5.100	07/16/12	Aaa	8,579
5,000,000		Nissan Auto Receivables Owner Trust Series 2007-A
		(Class A3)	5.100	11/15/10	Aaa	5,032
3,250,000	i	Renaissance Home Equity Loan Trust Series 2006-3
		(Class AF3)	5.586	11/25/36	Aaa	3,179
2,829,431	i	Residential Asset Mortgage Products, Inc Series
		2003-RZ5 (Class A7)	4.970	09/25/33	Aaa	2,764
4,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-H12 (Class A2)	5.750	02/25/36	Aaa	3,786
3,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class A3)	5.570	02/25/36	Aaa	2,479
2,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M1)	6.010	02/25/36	Aa1	1,033
200,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	87
5,700,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI3 (Class A3)	5.960	02/25/36	Aaa	5,151

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 7,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A2)	5.450%	09/25/36	Aaa	$6,925
18,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI4 (Class A3)	5.440	09/25/36	Aaa	17,358
5,003,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	4,742
9,000,000		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI5 (Class A3)	5.500	08/25/25	Aaa	7,829
4,000,000	i	Residential Funding Mortgage Securities II, Inc
		Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	3,473
2,110,963	m	Sierra Receivables Funding Co Series 2006-1A
		(Class A1)	5.840	05/20/18	Aaa	2,172
15,733,333	m,v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	15,113
20,000,000		Volkswagen Auto Lease Trust Series 2006-A (Class
		A3)	5.500	09/21/09	Aaa	20,091
2,533,524	m,v	Wachovia Amortization Controlled Heloc NIM
		Series 2006-N1 (Class N1)	5.683	08/12/47	A3	2,494
10,000,000		Wachovia Auto Loan Owner Trust Series 2006-2A
		(Class A3)	5.230	08/22/11	Aaa	10,017
2,598,375	i	Wachovia Loan Trust Series 2005-SD1 (Class A)	5.225	05/25/35	N/R	2,532
		TOTAL ASSET BACKED				384,416

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.10%
3,500,000		Home Depot, Inc	5.400	03/01/16	Baa1	3,316
5,000,000		Lowe's Cos, Inc	8.250	06/01/10	A1	5,463
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				8,779

CHEMICALS AND ALLIED PRODUCTS - 0.25%
1,000,000		Abbott Laboratories	3.750	03/15/11	A1	981
1,000,000		Abbott Laboratories	5.600	05/15/11	A1	1,036
3,150,000	g	Amgen, Inc	5.850	06/01/17	A2	3,198
1,500,000		Clorox Co	5.950	10/15/17	Baa1	1,494
2,500,000		Ecolab, Inc	6.875	02/01/11	A2	2,680
3,000,000		Genentech, Inc	5.250	07/15/35	A1	2,774
2,000,000		Johnson & Johnson	5.950	08/15/37	Aaa	2,159
1,500,000		Lubrizol Corp	4.625	10/01/09	Baa3	1,506
5,000,000		Praxair, Inc	3.950	06/01/13	A2	4,839
2,500,000		Praxair, Inc	5.250	11/15/14	A2	2,519
		TOTAL CHEMICALS AND ALLIED PRODUCTS				23,186

COMMUNICATIONS - 0.49%
4,343,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	4,429
1,184,000		AT&T Corp	7.300	11/15/11	A2	1,283
8,000,000		AT&T, Inc	5.100	09/15/14	A2	7,917
1,000,000		AT&T, Inc	6.150	09/15/34	A2	998
700,000		AT&T, Inc	6.500	09/01/37	A2	732
700,000		AT&T, Inc	6.300	01/15/38	A2	711
3,632,310		Bellsouth Telecommunications, Inc	6.300	12/15/15	A2	3,806
2,500,000		New Cingular Wireless Services, Inc	7.875	03/01/11	A3	2,708
1,500,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A3	1,944
8,500,000		Sprint Capital Corp	8.375	03/15/12	Baa3	9,206
5,000,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	5,010
2,500,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,506
4,000,000		Verizon New Jersey, Inc	5.875	01/17/12	A3	4,119
		TOTAL COMMUNICATIONS				45,369

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
DEPOSITORY INSTITUTIONS - 2.36%
$ 1,300,000	g	Amsouth Bank	4.850%	04/01/13	A1	$1,251
1,000,000		Astoria Financial Corp	5.750	10/15/12	A2	1,026
9,940,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	10,483
13,000,000	g	Banco Bilbao Vizcaya Argentaria S.A.	5.750	07/20/17	Aaa	13,881
5,000,000		Bank of America Corp	4.875	09/15/12	Aa1	5,012
5,000,000		Bank of America NA	5.300	03/15/17	Aa1	4,862
5,250,000		Bank of America NA	6.000	10/15/36	Aa1	5,021
3,000,000		Bank of Hawaii	6.875	03/01/09	A1	3,081
1,000,000	i	Bank of New York Mellon Corp	3.400	03/15/13	Aa3	994
1,500,000	i	BB&T Capital Trust IV	6.820	06/12/57	A1	1,411
2,500,000		Capital One Bank	4.250	12/01/08	A2	2,446
3,000,000	g	Corestates Capital Trust I	8.000	12/15/26	A1	3,106
8,800,000	g	Depfa ACS Bank	5.125	03/16/37	Aaa	8,698
6,500,000		FIA Card Services NA	7.125	11/15/12	Aa1	7,062
3,000,000		First Union National Bank of Florida	6.180	02/15/36	Aa2	3,047
5,000,000		Firstar Bank NA	7.125	12/01/09	Aa2	5,254
2,000,000		Greenpoint Financial Corp	3.200	06/06/08	A3	1,971
2,500,000		Independence Community Bank Corp	4.900	09/23/10	A3	2,503
5,000,000		M&I Marshall & Ilsley Bank	5.300	09/08/11	Aa3	5,007
5,000,000	i	Manufacturers & Traders Trust Co	5.629	12/01/21	A2	4,618
5,000,000		Mellon Funding Corp	6.400	05/14/11	Aa3	5,285
5,000,000		Mercantile Bankshares Corp	4.625	04/15/13	A2	4,939
1,250,000		Mercantile-Safe Deposit & Trust Co	5.700	11/15/11	N/R	1,314
1,250,000		National City Bank	7.250	07/15/10	N/R	1,338
8,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	8,309
5,000,000		NB Capital Trust IV	8.250	04/15/27	Aa2	5,193
2,140,000	g	OMX Timber Finance Investments LLC Series 1	5.420	01/29/20	Aa3	2,178
3,000,000		Popular North America, Inc	3.875	10/01/08	A3	2,971
2,000,000		Popular North America, Inc	5.650	04/15/09	A3	2,020
5,000,000		Regions Bank	6.450	06/26/37	A1	4,567
7,185,000		Roslyn Bancorp, Inc	7.500	12/01/08	A3	7,324
1,365,000		SouthTrust Bank	6.125	01/09/28	Aa2	1,388
3,000,000		Sovereign Bank	4.000	02/01/08	A2	2,997
2,000,000		State Street Bank & Trust Co	5.250	10/15/18	Aa2	1,891
7,312,000		State Street Corp	7.650	06/15/10	A1	7,803
10,228,000		SunTrust Banks, Inc	6.000	02/15/26	A1	9,864
1,475,000		SunTrust Banks, Inc	6.000	01/15/28	N/R	1,476
4,000,000		Union Bank of California NA	5.950	05/11/16	A1	3,840
1,112,000		US Bank NA	6.375	08/01/11	Aa2	1,166
3,000,000		US Bank NA	6.300	02/04/14	Aa2	3,191
4,000,000		Wachovia Bank NA	4.875	02/01/15	Aa2	3,808
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa2	1,802
5,000,000		Wachovia Corp	5.300	10/15/11	Aa3	5,011
3,000,000		Washington Mutual Bank	5.650	08/15/14	Baa2	2,648
5,000,000		Webster Bank	5.875	01/15/13	A3	4,913
3,500,000		Wells Fargo & Co	4.875	01/12/11	Aa1	3,547
5,150,000		Wells Fargo & Co	5.625	12/11/17	Aa1	5,153
1,500,000		Wells Fargo Bank NA	6.450	02/01/11	Aa1	1,587
5,000,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	4,776
8,195,000		Western Financial Bank	9.625	05/15/12	Aa2	8,814
5,000,000	i	World Savings Bank FSB	5.101	09/16/09	Aa1	5,004
		TOTAL DEPOSITORY INSTITUTIONS				216,851

EATING AND DRINKING PLACES - 0.09%
5,000,000		McDonald's Corp	5.750	03/01/12	A3	5,225

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 3,000,000		McDonald's Corp	6.300%	10/15/37	A3	$3,111
		TOTAL EATING AND DRINKING PLACES				8,336

ELECTRIC, GAS, AND SANITARY SERVICES - 0.95%
3,510,000		AGL Capital Corp	6.000	10/01/34	Baa1	3,158
5,000,000		Atmos Energy Corp	5.125	01/15/13	Baa3	4,900
2,000,000		Connecticut Light & Power	5.750	03/01/37	A3	1,863
5,000,000	g	Great River Energy	5.829	07/01/17	Aaa	5,127
5,000,000		Hawaiian Electric Industries, Inc	6.141	08/15/11	Baa2	5,239
3,000,000		Idaho Power Co	7.200	12/01/09	A3	3,157
5,000,000		Idaho Power Co	5.500	04/01/33	A3	4,672
2,500,000		Idaho Power Co	6.250	10/15/37	A3	2,565
7,500,000	g	International Transmission Co	4.450	07/15/13	A3	7,151
1,550,000		Laclede Gas Co	6.500	11/15/10	A3	1,630
2,500,000		Laclede Gas Co	6.150	06/01/36	A3	2,599
5,000,000		National Fuel Gas Co	6.000	03/01/09	Baa1	5,055
6,000,000		Nevada Power Co	6.650	04/01/36	Baa3	6,074
2,000,000		Nicor, Inc	6.580	02/15/28	A1	2,179
1,500,000		Northwest Natural Gas Co	5.620	11/21/23	A2	1,417
4,000,000		ONEOK Partners LP	5.900	04/01/12	Baa2	4,113
2,185,000	g	Pedernales Electric Cooperative	6.202	11/15/32	N/R	2,208
2,000,000		Piedmont Natural Gas Co	7.350	09/25/09	A3	2,096
2,000,000		Puget Sound Energy, Inc	6.274	03/15/37	Baa2	1,964
5,000,000		Questar Market Resources, Inc	6.050	09/01/16	Baa3	5,000
2,000,000		Questar Pipeline Co	6.570	09/26/11	A2	2,141
2,500,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	2,680
5,000,000		Washington Gas Light Co	5.440	08/11/25	A2	4,745
5,000,000		Wisconsin Public Service Corp	6.125	08/01/11	Aa3	5,249
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				86,982

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.10%
3,500,000		Cisco Systems, Inc	5.500	02/22/16	A1	3,559
5,000,000		Hubbell, Inc	6.375	05/15/12	A3	5,440
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				8,999

FABRICATED METAL PRODUCTS - 0.07%
2,000,000		Pentair, Inc	7.850	10/15/09	Baa3	2,131
4,000,000		Stanley Works	5.000	03/15/10	A2	4,065
		TOTAL FABRICATED METAL PRODUCTS				6,196

FOOD AND KINDRED PRODUCTS - 0.39%
7,650,000		Bottling Group LLC	4.625	11/15/12	Aa2	7,674
5,000,000		Campbell Soup Co	5.000	12/03/12	A3	5,076
6,700,000		Coca-Cola Bottling Co Consolidated	5.000	11/15/12	Baa2	6,657
5,000,000		Coca-Cola Enterprises, Inc	8.500	02/01/22	A3	6,270
2,500,000		Kraft Foods, Inc	6.000	02/11/13	Baa2	2,570
5,000,000		PepsiAmericas, Inc	5.625	05/31/11	Baa1	5,208
2,500,000		WM Wrigley Jr Co	4.650	07/15/15	A1	2,407
		TOTAL FOOD AND KINDRED PRODUCTS				35,862

FOOD STORES - 0.06%
5,000,000		Kroger Co	8.050	02/01/10	Baa2	5,323
		TOTAL FOOD STORES				5,323

FURNITURE AND FIXTURES - 0.04%
4,000,000		Leggett & Platt, Inc	4.700	04/01/13	A2	4,008
		TOTAL FURNITURE AND FIXTURES				4,008

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
GENERAL BUILDING CONTRACTORS - 0.10%
$ 3,000,000		Lennar Corp	5.125%	10/01/10	Ba1	$2,574
3,000,000	e	M/I Homes, Inc	6.875	04/01/12	Ba3	2,460
3,000,000		MDC Holdings, Inc	5.375	07/01/15	Baa3	2,800
2,000,000		Ryland Group, Inc	5.375	05/15/12	Ba1	1,799
		TOTAL GENERAL BUILDING CONTRACTORS				9,633

GENERAL MERCHANDISE STORES - 0.03%
2,500,000		Target Corp	5.375	05/01/17	A2	2,443
		TOTAL GENERAL MERCHANDISE STORES				2,443

HEALTH SERVICES - 0.02%
1,500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,551
		TOTAL HEALTH SERVICES				1,551

HOLDING AND OTHER INVESTMENT OFFICES - 0.23%
2,500,000		AMB Property LP	5.450	12/01/10	Baa1	2,550
3,000,000		Highwoods Properties, Inc	5.850	03/15/17	Ba1	2,823
5,000,000		Kimco Realty Corp	5.304	02/22/11	Baa1	5,115
2,000,000		Simon Property Group LP	5.250	12/01/16	A3	1,861
5,500,000		Washington Real Estate Investment Trust	6.898	02/25/08	Baa1	5,520
3,000,000		Washington Real Estate Investment Trust	5.125	03/15/13	Baa1	2,891
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				20,760

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.24%
4,340,000		Deere & Co	8.100	05/15/30	A2	5,530
4,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	4,075
2,000,000		John Deere Capital Corp	7.000	03/15/12	A2	2,178
10,065,000	g	Pall Corp	6.000	08/01/12	Baa1	10,597
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				22,380

INSTRUMENTS AND RELATED PRODUCTS - 0.32%
5,000,000		Beckman Coulter, Inc	6.875	11/15/11	Baa3	5,274
4,500,000		Becton Dickinson & Co	7.150	10/01/09	A2	4,731
5,000,000		Boston Scientific Corp	6.250	11/15/15	Ba2	4,700
6,450,000		CR Bard, Inc	6.700	12/01/26	Baa1	6,785
3,500,000		Medtronic, Inc	4.750	09/15/15	A1	3,377
3,000,000		Thermo Fisher Scientific, Inc	7.625	10/30/08	Baa2	3,066
1,750,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	1,626
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				29,559

INSURANCE CARRIERS - 0.84%
2,540,000		Aetna, Inc	6.625	06/15/36	A3	2,515
530,000		Aetna, Inc	6.750	12/15/37	A3	529
2,800,000	g	Anthem Insurance Co, Inc	9.125	04/01/10	A3	3,081
3,000,000	i	Chubb Corp	6.375	03/29/37	A3	2,926
3,500,000		Cincinnati Financial Corp	6.125	11/01/34	A2	3,343
3,000,000		First American Corp	5.700	08/01/14	Baa2	2,931
2,500,000	i	Hartford Life Global Funding Trusts	5.091	03/15/11	Aa3	2,479
5,000,000	g	Health Care Service Corp	7.750	06/15/11	A1	5,586
1,200,000	g	Jackson National Life Global Funding	6.125	05/30/12	A1	1,282
5,000,000	g,i	Jefferson-Pilot Life Funding Trust I	3.250	06/02/08	Baa3	5,004
1,945,000	g	John Hancock Global Funding II	7.900	07/02/10	Aa1	2,121
5,000,000		Markel Corp	7.000	05/15/08	Baa3	5,046

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 2,000,000		Markel Corp	6.800%	02/15/13	Baa3	$2,107
3,300,000		Markel Corp	7.350	08/15/34	Baa3	3,474
5,000,000	g	Nationwide Life Global Funding I	5.350	03/15/11	Aa3	5,265
5,000,000	g	New York Life Global Funding	4.625	08/16/10	Aaa	5,011
4,900,000	g	Ohio National Financial Services, Inc	7.000	07/15/11	Baa1	5,309
3,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3	3,522
2,500,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	2,532
1,036,000		Protective Life Corp	4.300	06/01/13	A3	998
2,500,000		Protective Life Secured Trusts	4.850	08/16/10	Aa3	2,481
2,500,000		Protective Life Secured Trusts	4.000	04/01/11	Aa3	2,505
1,500,000	g	Prudential Funding LLC	6.600	05/15/08	A1	1,506
2,500,000	g	Prudential Funding LLC	6.750	09/15/23	A1	2,630
2,000,000		WellPoint, Inc	5.875	06/15/17	Baa1	2,014
1,500,000		WellPoint, Inc	5.850	01/15/36	Baa1	1,382
		TOTAL INSURANCE CARRIERS				77,579

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.06%
5,000,000		Harsco Corp	5.125	09/15/13	A3	5,150
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				5,150

MISCELLANEOUS RETAIL - 0.08%
3,000,000		CVS Caremark Corp	5.750	06/01/17	Baa2	3,019
4,286,490	g	CVS Caremark Corp	5.298	01/11/27	Baa2	4,287
		TOTAL MISCELLANEOUS RETAIL				7,306

MOTION PICTURES - 0.18%
6,000,000		Historic TW, Inc	6.625	05/15/29	Baa2	5,907
5,234,000		Time Warner Entertainment Co LP	10.150	05/01/12	Baa2	6,152
2,000,000		Time Warner, Inc	5.500	11/15/11	Baa2	2,008
2,500,000		Time Warner, Inc	6.500	11/15/36	Baa2	2,433
		TOTAL MOTION PICTURES				16,500

NONDEPOSITORY INSTITUTIONS - 0.30%
5,000,000		American Capital Strategies Ltd	6.850	08/01/12	Baa2	5,039
5,000,000	i	American Express Credit Corp	5.386	10/04/10	Aa3	4,883
4,000,000		Capital One Financial Corp	5.700	09/15/11	A3	3,864
5,000,000		Capital One Financial Corp	5.500	06/01/15	A3	4,612
2,500,000	i	Countrywide Financial Corp	5.315	05/07/12	Baa3	1,874
3,500,000	g,i	Meridian Funding Co LLC	5.410	07/21/11	Aaa	3,322
6,000,000		Residential Capital LLC	8.000	04/17/13	Ba3	3,690
		TOTAL NONDEPOSITORY INSTITUTIONS				27,284

OIL AND GAS EXTRACTION - 0.43%
5,000,000		Apache Corp	5.250	04/15/13	A3	5,118
3,000,000		Apache Corp	6.000	01/15/37	A3	2,975
3,500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	3,378
8,500,000	g	EOG Resources Canada, Inc	4.750	03/15/14	A3	8,612
2,000,000		Equitable Resources, Inc	5.000	10/01/15	Baa1	1,952
2,000,000		Noble Energy, Inc	8.000	04/01/27	Baa2	2,324
7,775,000		Smith International, Inc	6.750	02/15/11	Baa1	8,345
2,000,000		Valero Logistics Operations LP	6.050	03/15/13	Baa3	2,044
5,000,000		XTO Energy, Inc	6.250	04/15/13	Baa2	5,230
		TOTAL OIL AND GAS EXTRACTION				39,978

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
OTHER MORTGAGE BACKED SECURITIES - 3.28%
$ 6,000,000		Banc of America Commercial Mortgage, Inc Series
		2002-2 (Class A3)	5.118%	07/11/43	N/R	$6,070
10,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2004-4 (Class A6)	4.877	07/10/42	N/R	9,933
3,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-1 (Class B)	4.990	11/10/42	N/R	2,877
8,370,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-5 (Class AJ)	5.158	10/10/45	Aaa	7,825
1,375,000	i	Banc of America Commercial Mortgage, Inc Series
		2005-6 (Class AJ)	5.181	09/10/47	Aaa	1,292
2,000,000	i	Banc of America Commercial Mortgage, Inc Series
		2006-2 (Class A4)	5.740	05/10/45	N/R	2,067
4,800,000		Banc of America Commercial Mortgage, Inc Series
		2006-4 (Class A4)	5.634	07/10/46	Aaa	4,901
5,000,000		Banc of America Commercial Mortgage, Inc Series
		2007-2 (Class A2)	5.634	04/10/49	N/R	5,071
4,732,652		Banc of America Mortgage Securities, Inc Series
		2006-1 (Class A8)	6.000	05/25/36	Aaa	4,759
1,999,828		Bank of America Alternative Loan Trust Series 2004-8
		(Class 3A1)	5.500	09/25/19	Aaa	1,968
4,500,000	i	Bear Stearns Commercial Mortgage Securities Series
		2005-PW10 (Class AJ)	5.459	12/11/40	Aaa	4,303
4,100,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-PW11 (Class A4)	5.457	03/11/39	N/R	4,161
5,375,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW13 (Class A4)	5.540	09/11/41	N/R	5,457
3,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-PW14 (Class A4)	5.201	12/11/38	N/R	2,970
2,000,000	i	Bear Stearns Commercial Mortgage Securities Series
		2006-T22 (Class A4)	5.465	04/12/38	Aaa	2,041
4,000,000		Bear Stearns Commercial Mortgage Securities Series
		2006-T24 (Class A4)	5.537	10/12/41	Aaa	4,062
10,500,000		Citigroup/Deutsche Bank Commercial Mortgage
		Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	10,704
8,561,504		Citimortgage Alternative Loan Trust Series 2006-A1
		(Class 2A1)	5.250	03/25/21	Aaa	8,639
3,225,000		Countrywide Alternative Loan Trust Series 2004-
		29CB (Class A7)	5.375	01/25/35	N/R	3,096
4,813,599		Countrywide Alternative Loan Trust Series 2004-
		30CB (Class 1A15)	5.500	08/25/16	Aaa	4,725
3,696,390		Countrywide Home Loan Mortgage Pass Through
		Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	N/R	3,701
4,500,000	i	Credit Suisse Mortgage Capital Certificates Series
		2006-C1 (Class A4)	5.555	02/15/39	N/R	4,568
4,800,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C4 (Class A3)	5.467	09/15/39	Aaa	4,838
5,000,000		Credit Suisse Mortgage Capital Certificates Series
		2006-C5 (Class A3)	5.311	12/15/39	Aaa	4,983
6,931,826	i	Credit Suisse/Morgan Stanley Commercial Mortgage
		Certificate Series HC1A (Class A1)	5.218	05/15/23	Aaa	6,829
5,783,920		CS First Boston Mortgage Securities Corp Series
		2005-5 (Class 7A1)	6.000	07/25/35	Aaa	5,853
2,500,000	i	GE Capital Commercial Mortgage Corp Series 2005-
		C3 (Class A5)	4.979	07/10/45	N/R	2,470
5,000,000	i	Greenwich Capital Commercial Funding Corp Series
		2007-GG11 (Class A2)	5.597	12/10/49	N/R	5,051

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 25,000,000		GS Mortgage Securities Corp II Series 2001-ROCK
		(Class A2)	6.624%	05/03/18	Aaa	$26,966
10,000,000	i	GS Mortgage Securities Corp II Series 2001-ROCK
		(Class BFL)	5.705	05/03/18	Aaa	10,129
3,000,000		GS Mortgage Securities Corp II Series 2006-GG8
		(Class A4)	5.560	11/10/39	Aaa	3,047
5,000,000	i	GS Mortgage Securities Corp II Series 2007-GG10
		(Class A2)	5.778	08/10/45	Aaa	5,096
1,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	1,020
9,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2003-CB6 (Class A2)	5.255	07/12/37	Aaa	9,131
4,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2006-LDP7 (Class A2)	5.861	04/15/45	Aaa	4,095
6,000,000		JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	6,024
5,000,000	i	JP Morgan Chase Commercial Mortgage Securities
		Corp Series 2007-LD11 (Class AJ)	5.819	06/15/49	Aaa	4,828
3,100,000		LB-UBS Commercial Mortgage Trust Series 2005-
		C3 (Class A2)	4.553	07/15/30	Aaa	3,071
3,000,000	i	LB-UBS Commercial Mortgage Trust Series 2005-
		C5 (Class AJ)	5.057	09/15/40	N/R	2,775
705,919		MASTR Asset Securitization Trust Series 2005-2
		(Class 3A1)	5.000	10/25/20	Aaa	703
10,000,000	i	Merrill Lynch Mortgage Trust Series 2003-KEY1
		(Class A4)	5.236	11/12/35	N/R	10,132
2,675,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1
		(Class A4)	5.291	01/12/44	Aaa	2,667
1,300,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class
		A4)	5.659	05/12/39	N/R	1,339
2,300,000	i	Merrill Lynch/Countrywide Commercial Mortgage
		Trust Series 2006-1 (Class A4)	5.428	02/12/39	N/R	2,332
10,000,000		Morgan Stanley Capital I Series 2005-HQ5 (Class
		A2)	4.809	01/14/42	N/R	9,966
3,858,272	i	Morgan Stanley Capital I Series 2006-HE1 (Class
		A2)	4.985	01/25/36	Aaa	3,800
4,400,000		Morgan Stanley Capital I Series 2006-HQ10 (Class
		A4)	5.328	11/12/41	Aaa	4,398
350,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class
		AJ)	5.468	03/12/44	Aaa	336
1,211,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class
		A4)	5.731	07/12/44	N/R	1,244
2,500,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class
		A4)	5.773	10/15/42	N/R	2,575
5,500,000		Morgan Stanley Capital I Series 2006-IQ12 (Class
		A2)	5.283	12/15/43	N/R	5,511
1,500,000	i	Morgan Stanley Capital I Series 2006-T21 (Class
		AJ)	5.273	10/12/52	Aaa	1,410
4,000,000		Morgan Stanley Capital I Series 2007-HQ11 (Class
		A31)	5.439	02/12/44	Aaa	3,991
2,800,000		Residential Accredit Loans, Inc Series 2005-QS17
		(Class A1)	6.000	12/25/35	Aaa	2,689
5,475,428		Residential Funding Mortgage Security I Series 2004-
		S5 (Class 2A1)	4.500	05/25/19	N/R	5,369
3,000,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2005-C20 (Class A7)	5.118	07/15/42	Aaa	2,948

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
2,700,000	i	Wachovia Bank Commercial Mortgage Trust Series
		2006-C24 (Class A3)	5.558%	03/15/45	Aaa	$2,739
4,700,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C30 (Class AM)	5.383	12/15/43	Aaa	4,584
4,000,000		Wachovia Bank Commercial Mortgage Trust Series
		2007-C31 (Class A2)	5.421	04/15/47	Aaa	4,018
11,439,309		Wells Fargo Mortgage Backed Securities Trust
		Series 2003-16 (Class 2A1)	4.500	12/25/18	N/R	11,196
2,681,242		Wells Fargo Mortgage Backed Securities Trust
		Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	2,658
4,079,706	i	Wells Fargo Mortgage Backed Securities Trust
		Series 2006-AR4 (Class 1A1)	5.857	04/25/36	N/R	4,002
		TOTAL OTHER MORTGAGE BACKED SECURITIES				302,003

PAPER AND ALLIED PRODUCTS - 0.10%
5,000,000		Bemis Co, Inc	4.875	04/01/12	Baa1	5,062
4,100,000		Kimberly-Clark Corp	6.625	08/01/37	A2	4,538
		TOTAL PAPER AND ALLIED PRODUCTS				9,600

PETROLEUM AND COAL PRODUCTS - 0.08%
6,500,000		Sunoco, Inc	4.875	10/15/14	Baa2	6,288
1,500,000		Valero Energy Corp	6.625	06/15/37	Baa3	1,511
		TOTAL PETROLEUM AND COAL PRODUCTS				7,799

PIPELINES, EXCEPT NATURAL GAS - 0.03%
2,500,000		Kinder Morgan Energy Partners LP	7.300	08/15/33	Baa2	2,660
		TOTAL PIPELINES, EXCEPT NATURAL GAS				2,660

PRINTING AND PUBLISHING - 0.12%
5,000,000		Dow Jones & Co, Inc	3.875	02/15/08	Baa2	4,994
2,500,000		Dun & Bradstreet Corp	5.500	03/15/11	N/R	2,580
3,000,000		EW Scripps Co	4.300	06/30/10	A2	3,011
		TOTAL PRINTING AND PUBLISHING				10,585

RAILROAD TRANSPORTATION - 0.13%
2,000,000		CSX Corp	6.150	05/01/37	Baa3	1,869
1,900,000		CSX Transportation, Inc	7.820	04/01/11	N/R	2,088
2,500,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	2,317
4,815,000		Norfolk Southern Corp	5.640	05/17/29	Baa1	4,421
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	488
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	488
460,149	g	Sea-Land Service, Inc	6.600	01/02/11	Baa3	488
		TOTAL RAILROAD TRANSPORTATION				12,159

REAL ESTATE - 0.01%
1,000,000	g,i	USB Realty Corp	6.091	12/30/49	A1	888
		TOTAL REAL ESTATE				888

SECURITY AND COMMODITY BROKERS - 0.33%
2,292,000		Charles Schwab Corp	8.050	03/01/10	A2	2,449
1,500,000		Eaton Vance Corp	6.500	10/02/17	A3	1,573
3,000,000	i	Goldman Sachs Capital II	5.793	12/30/49	A2	2,671
3,000,000	e	Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	3,024
2,500,000		Goldman Sachs Group, Inc	4.750	07/15/13	Aa3	2,449
2,000,000		Goldman Sachs Group, Inc	5.625	01/15/17	A1	1,953
1,000,000		Goldman Sachs Group, Inc	6.750	10/01/37	A1	980

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 5,000,000		Jefferies Group, Inc	6.450%	06/08/27	Baa1	$4,645
5,775,000		Legg Mason, Inc	6.750	07/02/08	A2	5,817
5,000,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A2	4,604
		TOTAL SECURITY AND COMMODITY BROKERS				30,165

SOCIAL SERVICES - 0.13%
2,000,000		American National Red Cross	5.392	11/15/12	Aaa	2,080
4,000,000		American National Red Cross	5.567	11/15/17	Aaa	4,179
5,145,000		Salvation Army	5.637	09/01/26	Aaa	5,291
		TOTAL SOCIAL SERVICES				11,550

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
2,500,000		3M Co	6.375	02/15/28	Aa1	2,744
1,000,000		Martin Marietta Materials, Inc	5.875	12/01/08	Baa1	1,011
1,000,000		Martin Marietta Materials, Inc	6.875	04/01/11	Baa1	1,052
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				4,807

TRANSPORTATION BY AIR - 0.11%
3,000,000		FedEx Corp	5.500	08/15/09	Baa2	3,033
5,000,000	i	JetBlue Airways Corp	5.319	11/15/16	Aaa	4,642
3,000,000		Southwest Airlines Co	5.125	03/01/17	Baa1	2,882
		TOTAL TRANSPORTATION BY AIR				10,557

TRANSPORTATION EQUIPMENT - 0.05%
3,821,509	g	Southern Capital Corp	5.700	06/30/22	Aaa	3,883
1,000,000		Union Tank CAR Co	6.790	05/01/10	A1	1,041
		TOTAL TRANSPORTATION EQUIPMENT				4,924

TRANSPORTATION SERVICES - 0.07%
1,693,147	g	GATX Corp	5.697	01/02/25	A3	1,679
5,000,000	g	TTX Co	3.875	03/01/08	Baa1	4,989
		TOTAL TRANSPORTATION SERVICES				6,668

TRUCKING AND WAREHOUSING - 0.06%
1,360,000		United Parcel Service of America, Inc (Step Bond
		8.375% until 04/01/20, 7.620% until 04/01/30)	8.375	04/01/30	Aa2	1,815
2,500,000		United Parcel Service, Inc	8.375	04/01/20	Aa2	3,246
		TOTAL TRUCKING AND WAREHOUSING				5,061

WHOLESALE TRADE-DURABLE GOODS - 0.03%
3,000,000		Reliance Steel & Aluminum Co	6.200	11/15/16	Baa3	2,972
		TOTAL WHOLESALE TRADE-DURABLE GOODS				2,972

WHOLESALE TRADE-NONDURABLE GOODS - 0.19%
2,500,000		Procter & Gamble Co	8.750	06/01/22	Aa3	3,341
5,000,000		Procter & Gamble Co	5.550	03/05/37	Aa3	5,028
5,000,000		Sysco Corp	7.160	04/15/27	A1	5,772
3,000,000		Sysco International Co	6.100	06/01/12	A1	3,199
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				17,340

		TOTAL CORPORATE BONDS				1,539,323
		(Cost $1,546,269)

GOVERNMENT BONDS - 22.81%

AGENCY SECURITIES - 2.52%
3,778,722		Cal Dive I- Title XI, Inc	4.930	02/01/27	N/R	3,862

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY		VALUE
PRINCIPAL			RATE	DATE	RATING †	(000)
$ 4,500,000		Egypt Government AID Bonds	4.450%	09/15/15	Aaa	$4,477
10,000,000		Federal Home Loan Bank (FHLB)	4.625	10/10/12	Aaa	10,292
12,500,000	e	(FHLB)	5.000	11/17/17	Aaa	12,961
2,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.125	12/21/12	Aaa	2,014
8,500,000	e	(FHLMC)	5.750	06/27/16	Aa2	9,179
12,840,000		Federal National Mortgage Association (FNMA)	5.100	09/10/09	Aaa	12,919
12,500,000	e	(FNMA)	5.375	06/12/17	Aaa	13,278
6,150,000		(FNMA)	5.625	07/15/37	Aaa	6,816
4,000,000	j	Government Trust Certificate	0.000	04/01/21	N/R	2,086
4,116,290		New Valley Generation II	5.572	05/01/20	Aaa	4,344
4,096,742		New Valley Generation III	4.929	01/15/21	Aaa	4,089
504,607		New Valley Generation III	4.687	01/15/22	Aaa	532
10,100,000	j	Overseas Private Investment Corp	0.000	09/15/08	N/R	12,008
2,500,000	j,m,v	Overseas Private Investment Corp	0.000	07/31/11	N/R	2,656
2,643,478	m,v	Overseas Private Investment Corp	5.410	12/15/11	N/R	2,692
5,420,000		Overseas Private Investment Corp	4.050	11/15/14	N/R	5,449
2,990,039		Overseas Private Investment Corp	3.420	01/15/15	N/R	2,973
6,759,183		Overseas Private Investment Corp	3.740	04/15/15	N/R	6,738
2,858,000		Private Export Funding Corp	3.400	02/15/08	Aaa	2,854
3,500,000		Private Export Funding Corp	5.870	07/31/08	Aaa	3,530
3,800,000		Private Export Funding Corp	7.200	01/15/10	Aaa	4,067
10,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	10,383
20,085,000		Private Export Funding Corp	4.974	08/15/13	Aaa	21,061
10,860,000		Private Export Funding Corp	4.950	11/15/15	Aaa	11,360
11,900,000		Private Export Funding Corp	5.000	12/15/16	Aaa	12,359
14,500,000		Private Export Funding Corp	5.450	09/15/17	Aaa	15,423
16,025,000		Tennessee Valley Authority	5.880	04/01/36	N/R	18,406
5,007,000		US Department of Housing and Urban Development
			5.380	08/01/18	N/R	5,299
7,325,571	g	US Trade Funding Corp	4.260	11/15/14	N/R	7,426
		TOTAL AGENCY SECURITIES				231,533

FOREIGN GOVERNMENT BONDS - 1.31%
1,500,000		Development Bank of Japan	4.250	06/09/15	Aaa	1,464
2,750,000		Eksportfinans A/S	5.000	02/14/12	Aaa	2,838
5,000,000		European Investment Bank	5.125	09/13/16	Aaa	5,221
2,000,000		European Investment Bank	4.875	02/15/36	Aaa	1,968
5,000,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	5,018
6,082,000		Hydro Quebec	8.400	01/15/22	Aa2	8,235
25,000,000	g	Hypothekenbank in Essen AG.	5.000	01/20/12	Aaa	25,803
5,000,000	g	International Finance Facility for Immunisation	5.000	11/14/11	Aaa	5,161
2,850,000		Italy Government International Bond	5.375	06/12/17	N/R	3,021
5,000,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	5,237
5,000,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	5,175
10,000,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	10,376
5,000,000		Province of Ontario	4.750	01/19/16	Aa1	5,065
7,500,000		Province of Quebec Canada	5.125	11/14/16	Aa2	7,754
5,000,000		Province of Quebec Canada	7.500	09/15/29	Aa2	6,538
10,000,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	11,526
5,000,000		Svensk Exportkredit AB	4.125	10/15/08	Aa1	4,992
4,800,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	4,949
		TOTAL FOREIGN GOVERNMENT BONDS				120,341

MORTGAGE BACKED SECURITIES - 13.85%
1,324,015		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,361

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 6,000,000		(FHLMC)	5.000%	06/15/29	$6,030
2,244,981		(FHLMC)	6.000	12/15/30	2,271
9,000,000		(FHLMC)	5.000	06/15/31	8,982
7,000,000		(FHLMC)	5.500	05/15/33	6,991
5,120,718		(FHLMC)	4.500	09/15/35	5,019
5,697,045	i	(FHLMC)	5.089	02/01/36	5,709
9,046,537	i	(FHLMC)	5.793	07/01/36	9,162
4,061,388	i	(FHLMC)	5.020	09/01/36	4,079
17,844,387	i	(FHLMC)	6.125	09/01/36	18,100
10,646,972	i	(FHLMC)	5.723	02/01/37	10,802
15,303,987	i	(FHLMC)	5.672	03/01/37	15,624
20,382,171	i	(FHLMC)	5.792	03/01/37	20,736
11,391,582	i	(FHLMC)	5.880	04/01/37	11,534
20,289,326	i	(FHLMC)	5.735	06/01/37	20,603
8,455,312	i	(FHLMC)	5.910	08/01/37	8,599
14,949,440	i	(FHLMC)	5.861	09/01/37	15,216
135,582		Federal Home Loan Mortgage Corp Gold
		(FGLMC)	6.000	03/01/11	138
530,451		(FGLMC)	6.500	12/01/16	549
885,754		(FGLMC)	6.000	12/01/17	907
5,589,899		(FGLMC)	4.500	10/01/18	5,497
6,680,335		(FGLMC)	4.500	11/01/18	6,569
7,573,353		(FGLMC)	4.500	11/01/18	7,447
8,331,838		(FGLMC)	4.500	01/01/19	8,189
3,556,753	d	(FGLMC)	5.500	01/01/19	3,606
3,396,373		(FGLMC)	5.000	02/01/19	3,403
570,263		(FGLMC)	4.500	07/01/20	560
546,674	d	(FGLMC)	7.000	10/01/20	575
19,210,089		(FGLMC)	4.500	06/01/21	18,878
5,188,970		(FGLMC)	4.500	06/01/21	5,099
31,456		(FGLMC)	7.000	05/01/23	33
253,252	d	(FGLMC)	8.000	01/01/31	271
6,161,868		(FGLMC)	5.500	09/01/33	6,160
5,096,432		(FGLMC)	5.500	09/01/33	5,095
14,553,829		(FGLMC)	5.500	12/01/33	14,565
15,048,846		(FGLMC)	5.000	01/01/34	14,706
2,287,961		(FGLMC)	5.500	12/01/34	2,286
16,115,699	d	(FGLMC)	4.500	04/01/35	15,240
1,388,815		(FGLMC)	6.000	05/01/35	1,411
2,599,724		(FGLMC)	6.000	05/01/35	2,640
1,728,263		(FGLMC)	6.000	05/01/35	1,755
2,965,107		(FGLMC)	6.000	05/01/35	3,012
1,217,389		(FGLMC)	6.000	05/01/35	1,236
1,093,153		(FGLMC)	6.000	05/01/35	1,110
2,582,873		(FGLMC)	5.500	06/01/35	2,579
2,888,354		(FGLMC)	6.000	08/01/35	2,934
2,699,687		(FGLMC)	4.500	09/01/35	2,553
7,648,261		(FGLMC)	4.500	09/01/35	7,234
6,235,536		(FGLMC)	4.500	09/01/35	5,898
13,330,786		(FGLMC)	5.000	09/01/35	13,015
2,860,252		(FGLMC)	5.000	10/01/35	2,793
3,277,124		(FGLMC)	5.000	11/01/35	3,200
1,010,757		(FGLMC)	4.500	12/01/35	956
2,322,483		(FGLMC)	7.000	01/01/36	2,428
10,343,740		(FGLMC)	5.500	04/01/36	10,324
822,398		(FGLMC)	6.500	05/01/36	845

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 3,547,102		(FGLMC)	6.500%	10/01/36	$3,647
1,586,068		(FGLMC)	6.500	12/01/36	1,618
17,510,317		(FGLMC)	5.500	01/01/37	17,476
10,155,624		(FGLMC)	5.500	04/01/37	10,135
25,108,587		(FGLMC)	5.500	05/01/37	25,057
8,179,265		(FGLMC)	6.000	08/01/37	8,301
4,764,784		(FGLMC)	6.000	09/01/37	4,836
37,901		Federal National Mortgage Association (FNMA)	7.500	06/01/11	39
30,182		(FNMA)	8.000	07/01/11	31
5,780		(FNMA)	7.500	08/01/11	6
8,480		(FNMA)	7.500	09/01/11	9
932		(FNMA)	7.500	10/01/11	1
24,973		(FNMA)	7.500	10/01/11	26
5,859		(FNMA)	7.500	10/01/11	6
209,609		(FNMA)	7.000	04/01/12	218
11,973		(FNMA)	6.500	09/01/12	12
156,378		(FNMA)	5.000	06/01/13	158
2,806,419		(FNMA)	4.440	07/01/13	2,781
4,432,698		(FNMA)	4.019	08/01/13	4,316
2,444,342		(FNMA)	4.548	05/01/14	2,427
4,314,635		(FNMA)	4.265	06/01/14	4,213
3,124,885		(FNMA)	4.530	10/01/14	3,096
12,036		(FNMA)	8.500	11/01/14	13
387,284		(FNMA)	6.500	10/01/16	401
1,536,154	d	(FNMA)	6.500	04/01/17	1,589
687,975		(FNMA)	6.500	02/01/18	711
2,926,812		(FNMA)	5.500	03/01/18	2,970
557,610	d	(FNMA)	5.500	04/01/18	566
66,773		(FNMA)	5.500	05/01/18	68
12,858,187		(FNMA)	5.500	11/01/18	13,049
5,524,554		(FNMA)	5.000	12/01/18	5,538
4,428,412		(FNMA)	5.000	01/01/19	4,439
602,778		(FNMA)	6.000	01/01/19	618
621,576		(FNMA)	6.000	02/01/19	637
600,000		(FNMA)	4.000	02/25/19	563
264,952		(FNMA)	4.500	03/01/19	261
6,102,763		(FNMA)	5.000	03/01/19	6,114
821,842		(FNMA)	4.500	05/01/19	808
51,391		(FNMA)	8.000	03/01/23	55
328,575		(FNMA)	5.000	01/01/24	324
983,310		(FNMA)	5.500	02/01/24	989
149,918		(FNMA)	8.000	07/01/24	161
27,973,313	d	(FNMA)	5.000	10/01/25	27,585
11,796,390		(FNMA)	6.000	03/01/32	12,074
580,011		(FNMA)	5.000	02/01/33	567
5,323,300		(FNMA)	4.500	03/25/33	5,256
1,165,284		(FNMA)	5.500	06/01/33	1,166
1,634,903		(FNMA)	5.500	07/01/33	1,636
2,733,139		(FNMA)	4.500	08/01/33	2,590
1,555,660		(FNMA)	5.000	08/01/33	1,520
2,694,604		(FNMA)	6.000	08/01/33	2,742
6,000,000		(FNMA)	5.500	08/25/33	6,066
385,077		(FNMA)	4.500	09/01/33	365
1,750,781		(FNMA)	5.000	10/01/33	1,711
1,838,957		(FNMA)	5.000	10/01/33	1,797
2,284,238		(FNMA)	5.000	11/01/33	2,232

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,048,789		(FNMA)	5.500%	11/01/33	$2,050
2,261,458		(FNMA)	5.500	11/01/33	2,263
2,970,847		(FNMA)	5.500	11/01/33	2,973
3,531,144		(FNMA)	5.500	11/01/33	3,534
2,569,258		(FNMA)	5.500	11/01/33	2,571
687,765		(FNMA)	5.500	12/01/33	688
460,451		(FNMA)	5.500	12/01/33	461
1,342,728		(FNMA)	5.500	12/01/33	1,344
1,836,201		(FNMA)	5.500	01/01/34	1,838
236,514		(FNMA)	7.000	01/01/34	248
773,657		(FNMA)	5.000	03/01/34	756
1,686,385		(FNMA)	5.000	03/01/34	1,648
666,877		(FNMA)	5.000	03/01/34	652
9,160,383		(FNMA)	5.000	03/01/34	8,952
593,811		(FNMA)	5.000	03/01/34	580
5,110,962		(FNMA)	5.000	04/01/34	4,992
1,417,827		(FNMA)	4.500	05/01/34	1,343
77,747		(FNMA)	4.500	05/01/34	74
68,145		(FNMA)	4.500	05/01/34	65
105,380		(FNMA)	4.500	06/01/34	100
65,995		(FNMA)	4.500	06/01/34	62
275,714		(FNMA)	4.500	06/01/34	261
69,793		(FNMA)	4.500	06/01/34	66
196,859		(FNMA)	4.500	07/01/34	186
214,998		(FNMA)	4.500	07/01/34	204
64,443		(FNMA)	4.500	07/01/34	61
1,794,199		(FNMA)	4.500	08/01/34	1,699
113,263		(FNMA)	4.500	08/01/34	107
23,311,043		(FNMA)	5.000	08/01/34	22,778
79,438		(FNMA)	4.500	09/01/34	75
5,000,000		(FNMA)	5.500	10/25/34	4,975
13,824,996		(FNMA)	5.000	11/01/34	13,510
14,343,646		(FNMA)	5.500	01/01/35	14,344
4,187,615		(FNMA)	5.500	01/01/35	4,188
25,175,020	d	(FNMA)	5.500	02/01/35	25,176
30,659,916		(FNMA)	5.500	02/01/35	30,683
5,705,067		(FNMA)	5.000	02/25/35	5,733
939,419	d	(FNMA)	5.500	03/01/35	939
2,516,414		(FNMA)	5.500	04/01/35	2,515
30,520,281	d	(FNMA)	5.500	04/01/35	30,502
2,500,814		(FNMA)	5.500	04/01/35	2,499
3,459,107		(FNMA)	5.500	04/01/35	3,457
11,649,474		(FNMA)	5.500	04/01/35	11,642
17,002,814		(FNMA)	5.500	04/01/35	17,004
845,431		(FNMA)	5.500	05/01/35	845
930,579		(FNMA)	5.500	05/01/35	930
4,769,889		(FNMA)	5.500	05/01/35	4,767
1,215,930		(FNMA)	5.500	05/01/35	1,215
5,741,893		(FNMA)	6.000	05/01/35	5,834
4,177,630		(FNMA)	5.500	06/01/35	4,175
3,261,464		(FNMA)	5.500	06/01/35	3,259
3,180,189		(FNMA)	5.500	06/01/35	3,178
307,695		(FNMA)	7.500	06/01/35	325
833,152		(FNMA)	6.000	07/01/35	847
8,377,491		(FNMA)	5.000	09/01/35	8,179
18,338,476		(FNMA)	5.500	09/01/35	18,352

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 11,552,825		(FNMA)	4.000%	10/01/35	$10,650
6,154,339		(FNMA)	5.000	10/01/35	6,008
13,012,050		(FNMA)	5.500	10/01/35	13,004
8,428,762		(FNMA)	5.500	11/01/35	8,424
3,620,263	i	(FNMA)	5.735	02/01/36	3,684
1,827,038		(FNMA)	6.500	02/01/36	1,880
1,793,330		(FNMA)	6.500	02/01/36	1,844
4,196,624		(FNMA)	5.500	04/01/36	4,194
11,070,968	i	(FNMA)	5.795	06/01/36	11,373
5,597,689	i	(FNMA)	5.961	07/01/36	5,736
36,603,984	i	(FNMA)	5.743	09/01/36	37,091
8,760,386		(FNMA)	6.000	10/01/36	8,898
7,360,240	i	(FNMA)	5.776	12/01/36	7,477
6,169,720		(FNMA)	6.500	12/01/36	6,294
35,123,108	i	(FNMA)	5.874	01/01/37	35,932
9,701,155	h,i	(FNMA)	6.027	02/01/37	9,855
2,678,746		(FNMA)	7.000	02/01/37	2,787
1,895,385		(FNMA)	7.000	04/01/37	1,972
13,792,243		(FNMA)	6.000	06/01/37	14,007
12,713,559		(FNMA)	6.000	08/01/37	12,805
7,110,787		(FNMA)	6.000	08/01/37	7,221
1,611,151		(FNMA)	6.500	08/01/37	1,656
3,273,305		(FNMA)	6.000	09/01/37	3,324
2,610,476		(FNMA)	6.000	09/01/37	2,651
4,134,247		(FNMA)	6.000	09/01/37	4,199
4,375,133		(FNMA)	6.000	09/01/37	4,443
24,961,482		(FNMA)	6.000	09/01/37	25,140
1,948,401		(FNMA)	6.500	09/01/37	2,003
3,591,628		(FNMA)	6.500	09/01/37	3,692
1,206,913		(FNMA)	6.500	09/01/37	1,241
4,105,124		(FNMA)	6.500	09/01/37	4,220
2,656,051	i	(FNMA)	5.933	10/01/37	2,750
3,417,820		(FNMA)	6.000	10/01/37	3,471
16,864,851		(FNMA)	6.500	10/01/37	17,336
7,224,658		(FNMA)	7.000	11/01/37	7,515
14,000,000	h,v	(FNMA)	6.000	12/01/37	14,057
23,000,000	h	(FNMA)	6.000	01/25/38	23,352
21,000,000	h	(FNMA)	6.500	01/25/38	21,584
21,250		Government National Mortgage Association
		(GNMA)	8.500	10/15/09	22
4,437		(GNMA)	8.500	12/15/09	5
57,875		(GNMA)	9.000	12/15/09	59
4,896,231		(GNMA)	6.250	12/15/11	5,043
4,022,692		(GNMA)	5.220	04/15/15	4,093
147,831		(GNMA)	9.000	12/15/17	159
92,519		(GNMA)	8.000	06/15/22	100
51,472		(GNMA)	6.500	08/15/23	53
13,832		(GNMA)	6.500	08/15/23	14
18,268		(GNMA)	6.500	09/15/23	19
10,000,000		(GNMA)	4.500	11/16/29	9,852
11,833,854		(GNMA)	4.385	08/16/30	11,763
408,069	d	(GNMA)	6.500	05/20/31	423
164,285		(GNMA)	5.000	06/20/33	160
4,321,185		(GNMA)	5.500	09/15/33	4,355
2,236,110		(GNMA)	5.500	11/20/33	2,242
159,986		(GNMA)	5.000	03/20/34	156

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,789,223		(GNMA)	5.000%	06/20/34	$2,725
269,860		(GNMA)	5.000	07/20/34	264
1,993,916		(GNMA)	5.000	02/20/35	1,948
8,661,044		(GNMA)	5.000	03/20/35	8,461
2,019,782		(GNMA)	5.500	03/20/35	2,024
10,921,873		(GNMA)	5.500	12/20/35	10,947
21,000,000	h	(GNMA)	5.500	01/15/38	21,151
		TOTAL MORTGAGE BACKED SECURITIES			1,273,616

MUNICIPAL BONDS - 1.07%
1,860,000		Allegheny County Redevelopment Authority	5.000	09/01/11	1,885
2,115,000		Atlanta Urban Residential Finance Authority	5.068	12/01/11	2,131
4,500,000		Basin Electric Power Coop	6.127	06/01/41	4,875
2,390,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	2,393
3,000,000		City of Chicago IL	5.200	01/01/09	3,020
4,000,000		City of Dallas TX	5.078	02/15/22	3,897
1,500,000		City of Dallas TX	5.195	02/15/35	1,441
985,000		City of Eugene OR	6.320	08/01/22	1,055
5,000,000		City of New York NY	4.500	06/01/15	4,853
1,055,000	j	City of Oakland CA	0.000	12/15/11	880
1,075,000		County of Harnett NC	5.150	05/01/12	1,085
3,000,000		County of Mercer NJ	5.380	02/01/17	3,025
585,000		County of Sacramento CA	6.875	08/15/08	594
1,680,000		Douglas County Public Utility District No 1 Wells
		Hydroelectric	5.112	09/01/18	1,643
1,400,000		Elkhart Redevelopment District	5.500	06/15/18	1,450
8,500,000		Fiscal Year 2005 Securitization Corp	4.760	08/15/19	8,276
2,000,000		Guadalupe Valley Electric Coop, Inc	5.671	10/01/32	2,022
1,000,000		Kansas Development Finance Authority	4.592	05/01/14	988
1,350,000		Kansas Development Finance Authority	4.722	05/01/15	1,333
4,235,000		LL & P Wind Energy, Inc	5.217	12/01/12	4,279
3,000,000		Metropolitan Washington Airports Authority	5.690	10/01/30	3,009
1,000,000		Minnesota State Municipal Power Agency	4.510	10/01/09	1,003
5,000,000		Mississippi Development Bank Special Obligation	5.320	07/01/14	5,147
3,185,000		New York City Housing Development Corp	4.660	11/01/10	3,188
2,180,000		New York State Environmental Facilities Corp	6.000	03/15/09	2,222
4,130,000		New York State Environmental Facilities Corp	4.900	12/15/11	4,159
2,500,000		Newport News Economic Development Authority	5.640	01/15/29	2,505
2,500,000		Oklahoma Capital Improvement Authority	5.180	07/01/14	2,554
1,100,000		San Dieguito Public Facilities Authority	7.000	08/01/18	1,137
5,570,000		State of Illinois	4.350	06/01/18	5,231
975,000		State of New Jersey	6.450	02/01/18	996
3,265,000		State of Texas	4.900	08/01/20	3,171
6,090,000		State of Washington	5.050	01/01/18	6,018
1,033,000		State of Wisconsin	5.700	05/01/26	1,059
4,250,000		Tennessee State School Bond Authority	7.750	05/01/15	4,566
2,025,000		University Central Fl University Revenues	5.125	10/01/20	1,869
		TOTAL MUNICIPAL BONDS			98,959

U.S. TREASURY SECURITIES - 4.06%
45,000,000	e	United States Treasury Bond	8.000	11/15/21	61,587
13,700,000		United States Treasury Bond	5.250	02/15/29	15,071
8,176,000	e	United States Treasury Bond	5.375	02/15/31	9,211
3,550,000	e	United States Treasury Bond	4.500	02/15/36	3,568
14,273,000	e	United States Treasury Bond	4.750	02/15/37	14,938
21,656,470	k	United States Treasury Inflation Indexed Note	3.875	01/15/09	22,296

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 55,030,219	k	United States Treasury Inflation Indexed Note	0.875%	04/15/10	$54,845
32,617,000	e	United States Treasury Note	4.250	09/30/12	33,761
28,950,000	e	United States Treasury Note	3.875	10/31/12	29,518
1,470,000	e	United States Treasury Note	3.375	11/30/12	1,465
13,267,000		United States Treasury Note	3.625	12/31/12	13,366
82,815,000	e	United States Treasury Note	4.750	08/15/17	87,467
16,400,000	e	United States Treasury Note	4.250	11/15/17	16,686
25,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	10,105
		TOTAL U.S. TREASURY SECURITIES			373,884

		TOTAL GOVERNMENT BONDS			2,098,333
		(Cost $2,064,514)

		TOTAL BONDS			3,637,656
		(Cost $3,610,783)
SHARES

PREFERRED STOCKS - 0.44%

COMMUNICATIONS - 0.05%
200,000		Telephone & Data Systems, Inc	7.600	12/01/41	4,164
		TOTAL COMMUNICATIONS			4,164

DEPOSITORY INSTITUTIONS - 0.02%
84,000		Bank of America Corp	6.204	12/30/49	1,823
		TOTAL DEPOSITORY INSTITUTIONS			1,823

NONDEPOSITORY INSTITUTIONS - 0.37%
275,500		Federal Home Loan Mortgage Corp (FHLMC)	8.375	12/30/49	7,204
1,056,027		Federal National Mortgage Association (FNMA)	8.250	12/30/49	27,193
		TOTAL NONDEPOSITORY INSTITUTIONS			34,397

		TOTAL PREFERRED STOCKS			40,384
		(Cost $40,455)

COMMON STOCKS - 59.35%

AGRICULTURAL PRODUCTION-CROPS - 0.00% **
4,200	e*	Chiquita Brands International, Inc			77
		TOTAL AGRICULTURAL PRODUCTION-CROPS			77

AMUSEMENT AND RECREATION SERVICES - 0.52%
118,165	*	Activision, Inc			3,510
11,813		International Speedway Corp (Class A)			486
1,370,793		Walt Disney Co			44,249
		TOTAL AMUSEMENT AND RECREATION SERVICES			48,245

APPAREL AND ACCESSORY STORES - 0.34%
112,155		American Eagle Outfitters, Inc			2,330
750	*	AnnTaylor Stores Corp			19
31,689	e	Bebe Stores, Inc			408
3,300		Buckle, Inc			109
2,700	*	Cache, Inc			25
3,931	e*	Casual Male Retail Group, Inc			20
14,700	e	Cato Corp (Class A)			230

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,800	e*	Charlotte Russe Holding, Inc	$29
67,100	*	Chico's FAS, Inc	606
3,400	e	Christopher & Banks Corp	39
3,973	*	Dress Barn, Inc	50
2,586	*	Finish Line, Inc (Class A)	6
88,808		Foot Locker, Inc	1,213
408,830		Gap, Inc	8,700
3,200	e*	Jo-Ann Stores, Inc	42
148,311	*	Kohl's Corp	6,793
239,620		Limited Brands, Inc	4,536
126,438		Nordstrom, Inc	4,644
51,754		Ross Stores, Inc	1,323
1,800	e*	Shoe Carnival, Inc	25
14,007		Stage Stores, Inc	207
		TOTAL APPAREL AND ACCESSORY STORES	31,354

APPAREL AND OTHER TEXTILE PRODUCTS - 0.05%
4,650	*	Gymboree Corp	142
14,000	e	Kellwood Co	233
48,054		Liz Claiborne, Inc	978
15,280		Polo Ralph Lauren Corp	944
32,400		VF Corp	2,224
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	4,521

AUTO REPAIR, SERVICES AND PARKING - 0.03%
78,995	e*	Hertz Global Holdings, Inc	1,255
16,790	e	Ryder System, Inc	790
12,800	*	Wright Express Corp	454
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,499

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.05%
5,550		Advance Auto Parts	211
23,941	*	Autozone, Inc	2,871
54,400	e*	Carmax, Inc	1,074
14,532	*	Copart, Inc	618
3,300	e*	Rush Enterprises, Inc (Class A)	60
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,834

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.54%
15,910	e	Fastenal Co	643
1,156,036		Home Depot, Inc	31,143
770,808		Lowe's Cos, Inc	17,436
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	49,222

BUSINESS SERVICES - 4.12%
197,100	*	3Com Corp	891
600	e*	Acacia Research (Acacia Technologies)	5
223,445		Accenture Ltd (Class A)	8,051
4,500		Administaff, Inc	127
228,703	*	Adobe Systems, Inc	9,772
25,918	e*	Alliance Data Systems Corp	1,944
49,392	e*	Ariba, Inc	551
225,855	e*	Art Technology Group, Inc	976
71,407	*	Autodesk, Inc	3,553
509,570		Automatic Data Processing, Inc	22,691
156,506	*	BEA Systems, Inc	2,470

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
52,912	e*	BearingPoint, Inc	$150
28,902	*	Blue Coat Systems, Inc	950
3,170		Brink's Co	189
15,210	e*	Cerner Corp	858
29,200	e*	Ciber, Inc	178
71,965	e*	CMGI, Inc	942
72,373	e*	CNET Networks, Inc	661
76,913	*	Cogent Communications Group, Inc	1,824
39,918	e*	Cogent, Inc	445
4,800		Cognex Corp	97
89,838	*	Compuware Corp	798
82,701	*	Convergys Corp	1,361
6,200	*	CSG Systems International, Inc	91
28,900		Deluxe Corp	951
7,233	e*	Digital River, Inc	239
68,453	e*	DST Systems, Inc	5,651
15,200	e*	Earthlink, Inc	107
512,677	*	eBay, Inc	17,016
134,601	*	Electronic Arts, Inc	7,862
20,548	e*	Equinix, Inc	2,077
100,576	*	Expedia, Inc	3,180
24,000		Fair Isaac Corp	772
143,697	*	Fiserv, Inc	7,974
8,443	*	Gartner, Inc	148
12,500	*	Getty Images, Inc	363
86,362	*	Google, Inc (Class A)	59,718
2,800	*	Hudson Highland Group, Inc	24
2,600	*	iGate Corp	22
123,843		IMS Health, Inc	2,853
47,677	*	Informatica Corp	859
3,920		infoUSA, Inc	35
208,450	e*	Innovative Solutions & Support, Inc	2,020
80,790	e*	Internap Network Services Corp	673
2,232	*	Interwoven, Inc	32
114,764	*	Intuit, Inc	3,628
43,824	e*	Ipass, Inc	178
58,761	e*	Iron Mountain, Inc	2,175
50,890		Jack Henry & Associates, Inc	1,239
3,011	*	Kforce, Inc	29
28,600	e*	Kinetic Concepts, Inc	1,532
36,349	e	Lamar Advertising Co (Class A)	1,747
53,370	e*	Lionbridge Technologies	189
22,188		Manpower, Inc	1,262
15,736	e	Marchex, Inc (Class B)	171
50,960	e	Mastercard, Inc (Class A)	10,967
3,589,984		Microsoft Corp	127,803
50,820	e	MoneyGram International, Inc	781
46,510	*	Monster Worldwide, Inc	1,507
220,909	e	NIC, Inc	1,864
222,200	*	Novell, Inc	1,527
275,928		Omnicom Group, Inc	13,115
3,300	e*	Online Resources Corp	39
14,360	*	Parametric Technology Corp	256
16,200	e	Pegasystems, Inc	193
13,870	*	Premiere Global Services, Inc	206
1,500	e*	Radisys Corp	20

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
45,939	e*	RealNetworks, Inc	$280
72,818		Robert Half International, Inc	1,969
33,306	e*	Salesforce.com, Inc	2,088
140,148	e*	Sapient Corp	1,235
51,141	e*	Smith Micro Software, Inc	433
23,695	e*	Sohu.com, Inc	1,292
28,120	*	SonicWALL, Inc	302
291,935	e*	Sonus Networks, Inc	1,702
40,437	*	Spherion Corp	294
414,894	*	Sun Microsystems, Inc	7,522
1,300	*	SYKES Enterprises, Inc	23
491,988	*	Symantec Corp	7,941
17,284	*	TeleTech Holdings, Inc	368
35,400	*	TIBCO Software, Inc	286
700	e*	Tiens Biotech Group USA, Inc	2
99,262	e	Total System Services, Inc	2,779
29,020	e*	TradeStation Group, Inc	412
14,060	e*	Travelzoo, Inc	192
141,052	*	Unisys Corp	667
21,267		United Online, Inc	251
14,696	*	United Rentals, Inc	270
32,414	e*	Vasco Data Security International	905
126,642	e*	VeriSign, Inc	4,763
2,100	e*	Volt Information Sciences, Inc	38
		TOTAL BUSINESS SERVICES	378,593

CHEMICALS AND ALLIED PRODUCTS - 5.98%
15,085	e*	Abraxis Bioscience, Inc	1,037
258,446		Air Products & Chemicals, Inc	25,491
7,370		Alberto-Culver Co	181
7,040	e*	Alexion Pharmaceuticals, Inc	528
6,874	*	Alkermes, Inc	107
500	e*	AMAG Pharmaceuticals, Inc	30
25,093	*	American Oriental Bioengineering, Inc	278
584,241	*	Amgen, Inc	27,132
60,343	e*	APP Pharmaceuticals, Inc	620
14,752	e*	Arena Pharmaceuticals, Inc	116
4,001	e*	Array Biopharma, Inc	34
21,108	e*	Auxilium Pharmaceuticals, Inc	633
134,190		Avery Dennison Corp	7,131
203,200		Avon Products, Inc	8,032
1,200	e	Balchem Corp	27
81,034	*	Barr Pharmaceuticals, Inc	4,303
66,184	e*	Bentley Pharmaceuticals, Inc	999
76,640	*	Biogen Idec, Inc	4,362
43,527	e*	BioMarin Pharmaceuticals, Inc	1,541
14,870	e*	Bradley Pharmaceuticals, Inc	293
1,071,387		Bristol-Myers Squibb Co	28,413
48,000		Cabot Corp	1,600
36,600	e*	Calgon Carbon Corp	582
14,360	*	Caraco Pharmaceutical Laboratories Ltd	246
19,166	*	Cell Genesys, Inc	44
15,908	e*	Cephalon, Inc	1,142
2,445		Church & Dwight Co, Inc	132
60,944		Clorox Co	3,972
312,731		Colgate-Palmolive Co	24,380

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
7,981	*	Cypress Bioscience, Inc	$88
77,374	e*	Dendreon Corp	481
324,406	e*	Durect Corp	2,086
230,450		Ecolab, Inc	11,801
554,554		Eli Lilly & Co	29,608
56,586	e*	Encysive Pharmaceuticals, Inc	48
29,757	e*	Enzon Pharmaceuticals, Inc	284
5,550		Estee Lauder Cos (Class A)	242
229,332	*	Forest Laboratories, Inc	8,359
305,367	*	Genentech, Inc	20,481
148,797	*	Genzyme Corp	11,076
22,156	e*	Geron Corp	126
500,172	*	Gilead Sciences, Inc	23,013
56,249		H.B. Fuller Co	1,263
60,776	e*	Human Genome Sciences, Inc	634
49,358	*	Idexx Laboratories, Inc	2,894
25,985	*	Immucor, Inc	883
41,681	*	Inverness Medical Innovations, Inc	2,342
18,185	*	Invitrogen Corp	1,699
174,710	e*	King Pharmaceuticals, Inc	1,789
64,635		Lubrizol Corp	3,501
73,303	e	Mannatech, Inc	463
38,348	e*	Medarex, Inc	400
70,112	e	Medicis Pharmaceutical Corp (Class A)	1,821
1,192,943		Merck & Co, Inc	69,322
27,052	*	MGI Pharma, Inc	1,096
108,616	*	Millennium Pharmaceuticals, Inc	1,627
29,899		Minerals Technologies, Inc	2,002
256,616	e*	Mylan Laboratories, Inc	3,608
108,365	e*	Nabi Biopharmaceuticals	391
7,300		Nalco Holding Co	176
46,923	e*	Nastech Pharmaceutical Co, Inc	178
71,281	e*	Neurocrine Biosciences, Inc	324
58,514	e*	Noven Pharmaceuticals, Inc	812
1,500	e*	OraSure Technologies, Inc	13
30,895	e*	Pacific Ethanol, Inc	254
31,300	e*	Par Pharmaceutical Cos, Inc	751
23,161	e*	PDL BioPharma, Inc	406
63,742	e*	Penwest Pharmaceuticals Co	373
42,492	*	Pharmion Corp	2,671
73,809	e*	Pozen, Inc	886
106,880		PPG Industries, Inc	7,506
289,394		Praxair, Inc	25,672
34,117	e*	Prestige Brands Holdings, Inc	255
1,465,662		Procter & Gamble Co	107,609
23,666	e*	Progenics Pharmaceuticals, Inc	428
231,224		Rohm & Haas Co	12,271
85,940		RPM International, Inc	1,745
58,884	e*	Salix Pharmaceuticals Ltd	464
761,745		Schering-Plough Corp	20,293
21,362	*	Sciele Pharma, Inc	437
47,469	e	Sensient Technologies Corp	1,342
55,729	*	Sepracor, Inc	1,463
152,122		Sigma-Aldrich Corp	8,306
4,300	e*	Somaxon Pharmaceuticals, Inc	22
37,526	e*	SuperGen, Inc	137

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
6,800	e*	United Therapeutics Corp	$664
26,481	e*	USANA Health Sciences, Inc	982
34,300		Valspar Corp	773
20,070	*	VCA Antech, Inc	888
26,431	*	Vertex Pharmaceuticals, Inc	614
75,139	e*	Warner Chilcott Ltd (Class A)	1,332
102,872	e*	Watson Pharmaceuticals, Inc	2,792
44,333	e*	Zymogenetics, Inc	517
		TOTAL CHEMICALS AND ALLIED PRODUCTS	550,170

COMMUNICATIONS - 2.95%
3,157	e	Alaska Communications Systems Group, Inc	47
142,517	*	American Tower Corp (Class A)	6,071
3,960	e*	Anixter International, Inc	247
2,675,545		AT&T, Inc	111,196
129,500		Cablevision Systems Corp (Class A)	3,173
4,030	e	Centennial Communications Corp	37
14,550		CenturyTel, Inc	603
242,333	e	Citadel Broadcasting Corp	499
74,690		Citizens Communications Co	951
60,300	e*	Cox Radio, Inc (Class A)	733
26,700	*	Crown Castle International Corp	1,111
117,375	e*	Crown Media Holdings, Inc (Class A)	763
66,010		Embarq Corp	3,270
33,529	e	Entercom Communications Corp (Class A)	459
29,362	*	Entravision Communications Corp (Class A)	230
66,565	e*	FiberTower Corp	152
54,400	e	Gray Television, Inc	436
16,940	e	Hearst-Argyle Television, Inc	375
193,943	*	IAC/InterActiveCorp	5,221
427,320	e*	Level 3 Communications, Inc	1,299
290,645	e*	Liberty Global, Inc (Class A)	11,390
125,308	*	Liberty Media Corp - Capital (Series A)	14,597
496,445	*	Liberty Media Holding Corp (Interactive A)	9,472
66,360	e*	Lin TV Corp (Class A)	808
29,120	e*	Mediacom Communications Corp (Class A)	134
6,950	*	NeuStar, Inc (Class A)	199
48,220	*	NII Holdings, Inc	2,330
79,611	e*	Novatel Wireless, Inc	1,290
34,845	*	Radio One, Inc (Class D)	83
37,486	e*	SAVVIS, Inc	1,046
26,980	*	SBA Communications Corp (Class A)	913
31,532	e*	Spanish Broadcasting System, Inc (Class A)	58
1,158,802		Sprint Nextel Corp	15,215
25,756		Telephone & Data Systems, Inc	1,612
4,500	e*	Terremark Worldwide, Inc	29
208,603	*	Time Warner Cable, Inc (Class A)	5,757
122,097	e*	TiVo, Inc	1,018
4,756	e	USA Mobility, Inc	68
1,456,195		Verizon Communications, Inc	63,621
201,528		Windstream Corp	2,624
197,299	*	XM Satellite Radio Holdings, Inc (Class A)	2,415
		TOTAL COMMUNICATIONS	271,552

DEPOSITORY INSTITUTIONS - 4.63%
1,864	e	Associated Banc-Corp	50

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
15,409		Astoria Financial Corp	$359
1,903,543		Bank of America Corp	78,540
22,639	e	Bank of Hawaii Corp	1,158
564,458		Bank of New York Mellon Corp	27,523
503,314		BB&T Corp	15,437
17,440		Chittenden Corp	621
30,138		City National Corp	1,795
106,913		Comerica, Inc	4,654
24,321		Commerce Bancorp, Inc	928
2,000	e	Community Bank System, Inc	40
606,127		Fifth Third Bancorp	15,232
20,000	e	First Horizon National Corp	363
13,372	e	First Midwest Bancorp, Inc	409
145,801	e*	Fremont General Corp	510
22,979	e	Fulton Financial Corp	258
34,500		Hudson City Bancorp, Inc	518
450		Imperial Capital Bancorp, Inc	8
52,715	e	IndyMac Bancorp, Inc	314
1,147		International Bancshares Corp	24
2,000	e	Irwin Financial Corp	15
341,641		Keycorp	8,011
99,447		M&T Bank Corp	8,112
201,469		Marshall & Ilsley Corp	5,335
41,493	*	Metavante Technologies, Inc	968
563,551		National City Corp	9,276
58,300	e	New York Community Bancorp, Inc	1,025
22,999	e	NewAlliance Bancshares, Inc	265
121,422		Northern Trust Corp	9,298
22,638		Old National Bancorp	339
8,090	e	Pacific Capital Bancorp	163
19,233		People's United Financial, Inc	342
288,393		PNC Financial Services Group, Inc	18,933
99,390		Popular, Inc	1,053
48,519	e	Provident Financial Services, Inc	700
587,363		Regions Financial Corp	13,891
16,852	e	South Financial Group, Inc	263
119,580		Sovereign Bancorp, Inc	1,363
187,174		State Street Corp	15,198
309,662		SunTrust Banks, Inc	19,351
27,566	e*	SVB Financial Group	1,389
130,894		Synovus Financial Corp	3,152
60,932		UnionBanCal Corp	2,980
1,360,612		US Bancorp	43,186
36,937	e	Valley National Bancorp	704
15,470	e	W Holding Co, Inc	19
1,162,759		Wachovia Corp	44,220
5,478		Washington Federal, Inc	116
818,749		Washington Mutual, Inc	11,143
8,224		Webster Financial Corp	263
1,819,914		Wells Fargo & Co	54,943
19,506		Zions Bancorporation	911
		TOTAL DEPOSITORY INSTITUTIONS	425,668

EATING AND DRINKING PLACES - 0.84%
35,220	e*	AFC Enterprises	399
12,843	e	Bob Evans Farms, Inc	346

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
9,500	e*	Cheesecake Factory	$225
136,100		Darden Restaurants, Inc	3,771
986,571		McDonald's Corp	58,119
12,376	e	O'Charleys, Inc	185
31,128	e*	Sonic Corp	682
446,898	*	Starbucks Corp	9,148
5,700	e*	Steak N Shake Co	62
85,534	e	Tim Hortons, Inc	3,159
1,900	e	Triarc Cos (Class B)	17
56,151		Wendy's International, Inc	1,451
		TOTAL EATING AND DRINKING PLACES	77,564

EDUCATIONAL SERVICES - 0.00% **
700	e*	Corinthian Colleges, Inc	11
900		DeVry, Inc	47
		TOTAL EDUCATIONAL SERVICES	58

ELECTRIC, GAS, AND SANITARY SERVICES - 3.36%
615,354	*	AES Corp	13,162
176,695		AGL Resources, Inc	6,651
130,899		Alliant Energy Corp	5,326
37,776		Aqua America, Inc	801
162,161		Atmos Energy Corp	4,547
251,340	e	Avista Corp	5,414
2,700		California Water Service Group	100
250,462		Centerpoint Energy, Inc	4,290
22,932		Central Vermont Public Service Corp	707
7,160	e	CH Energy Group, Inc	319
334,981	e	Cleco Corp	9,312
145,500	e	CMS Energy Corp	2,529
439,598		Consolidated Edison, Inc	21,474
86,970	e	Crosstex Energy, Inc	3,239
557,082		El Paso Corp	9,604
319,132		Empire District Electric Co	7,270
50,000		Energen Corp	3,211
186,298		Energy East Corp	5,069
750	e	EnergySouth, Inc	44
406,928	e	Hawaiian Electric Industries, Inc	9,266
293,771	e	Idacorp, Inc	10,347
5,500		ITC Holdings Corp	310
41,139	e	Laclede Group, Inc	1,409
20,283	e	Markwest Hydrocarbon, Inc	1,271
54,964		Metal Management, Inc	2,502
91,293	e	MGE Energy, Inc	3,238
232,197	e	National Fuel Gas Co	10,839
27,359	e	New Jersey Resources Corp	1,368
111,362	e	Nicor, Inc	4,716
623,704		NiSource, Inc	11,782
113,206		Northeast Utilities	3,544
35,979	e	Northwest Natural Gas Co	1,751
130,419		NSTAR	4,724
462,148		OGE Energy Corp	16,771
113,544		Oneok, Inc	5,083
688,360		Pepco Holdings, Inc	20,190
86,785		Piedmont Natural Gas Co, Inc	2,270
93,124		Pinnacle West Capital Corp	3,949

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
705,565		Puget Energy, Inc	$19,354
248,444		Questar Corp	13,441
34,491	e	Resource America, Inc (Class A)	506
118,950		Sempra Energy	7,361
350,478		Sierra Pacific Resources	5,951
41,900	e	SJW Corp	1,453
66,769	e	South Jersey Industries, Inc	2,410
30,419		Southwest Gas Corp	906
3,300	e	Southwest Water Co	41
245,876		TECO Energy, Inc	4,231
57,800		UGI Corp	1,575
33,306	e	UIL Holdings Corp	1,231
218,854	e	Unisource Energy Corp	6,905
45,399	e	Vectren Corp	1,317
15,260	e*	Waste Services, Inc	131
103,197	e	WGL Holdings, Inc	3,381
562,635		Williams Cos, Inc	20,131
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	308,724

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.98%
8,400	*	Adaptec, Inc	28
1,523	*	Advanced Energy Industries, Inc	20
245,970	e*	Advanced Micro Devices, Inc	1,845
2,655	e*	American Superconductor Corp	73
238,433		Ametek, Inc	11,168
55,078	e*	Anadigics, Inc	637
360,694	*	Apple Computer, Inc	71,446
81,231	*	Arris Group, Inc	811
38,995	*	Atheros Communications, Inc	1,191
41,240		Baldor Electric Co	1,388
2,654,327	*	Cisco Systems, Inc	71,853
657,296	e*	Conexant Systems, Inc	546
14,230	e*	Cree, Inc	391
7,400	e	CTS Corp	73
57,473	e*	Ditech Networks, Inc	199
7,500	*	Dolby Laboratories, Inc (Class A)	373
1,805	e*	DTS, Inc	46
10,485	e*	Energizer Holdings, Inc	1,176
39,446	e*	Evergreen Solar, Inc	681
338,624	e*	Finisar Corp	491
37,454	e*	GrafTech International Ltd	665
13,100	e*	Greatbatch, Inc	262
24,800		Harman International Industries, Inc	1,828
108,382	e*	Harmonic, Inc	1,136
2,834,275		Intel Corp	75,562
29,012	e*	InterDigital, Inc	677
74,873	*	InterVoice, Inc	598
3,100		Lincoln Electric Holdings, Inc	221
1,068	*	Littelfuse, Inc	35
434,610	e*	LSI Logic Corp	2,308
14,183	*	Mattson Technology, Inc	121
30,404	e*	Medis Technologies Ltd	469
3,040	e,m,v*	Medis Technologies Ltd	-	^
354,613	*	Micron Technology, Inc	2,571
67,684	e*	Microtune, Inc	442
96,263		Molex, Inc	2,628

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,305,468		Motorola, Inc	$20,940
277,490	e*	MRV Communications, Inc	644
50,440	*	Novellus Systems, Inc	1,391
163,771	e*	ON Semiconductor Corp	1,454
7,800	e	Park Electrochemical Corp	220
38,473	e	Plantronics, Inc	1,000
6,800	*	Plexus Corp	179
12,160	*	Polycom, Inc	338
15,700	e*	Power-One, Inc	63
107,344	e*	Powerwave Technologies, Inc	433
2,906	*	QLogic Corp	41
837,441		Qualcomm, Inc	32,953
43,147	e	RadioShack Corp	727
140,631	e*	RF Micro Devices, Inc	803
1,100	e*	Rogers Corp	48
109,628	e*	Silicon Storage Technology, Inc	328
1,169,119	e*	Sirius Satellite Radio, Inc	3,542
84,452	e*	Sycamore Networks, Inc	324
44,039	e*	Symmetricom, Inc	207
11,100		Technitrol, Inc	317
15,703	e*	Tekelec	196
56,053		Teleflex, Inc	3,532
265,220	*	Tellabs, Inc	1,735
3,600	*	Tessera Technologies, Inc	150
748,964		Texas Instruments, Inc	25,015
63,300	*	Thomas & Betts Corp	3,104
105,205	e*	Triquint Semiconductor, Inc	698
7,500	*	TTM Technologies, Inc	87
176,897		Tyco Electronics Ltd	6,568
2,600	e	Vicor Corp	41
13,207	e	Whirlpool Corp	1,078
135,600		Xilinx, Inc	2,966
11,700	*	Zoltek Cos, Inc	502
19,389	*	Zoran Corp	436
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	366,019

ENGINEERING AND MANAGEMENT SERVICES - 0.38%
17,962	*	Amylin Pharmaceuticals, Inc	665
24,675	*	Applera Corp (Celera Genomics Group)	392
61,621	e*	Ariad Pharmaceuticals, Inc	262
152,817	*	Celgene Corp	7,062
5,300		Corporate Executive Board Co	318
13,718	*	CV Therapeutics, Inc	124
18,735	e	Diamond Management & Technology Consultants, Inc	136
59,278	*	Hewitt Associates, Inc (Class A)	2,270
79,816	e*	Incyte Corp	802
59,590	e*	Isis Pharmaceuticals, Inc	938
1,400		Landauer, Inc	73
12,351	e*	Lifecell Corp	532
145,828	e	Moody's Corp	5,206
214,126		Paychex, Inc	7,756
109,970		Quest Diagnostics, Inc	5,817
21,643	e*	Regeneron Pharmaceuticals, Inc	523
153,896	e*	Rentech, Inc	279
40,579	e*	Savient Pharmaceuticals, Inc	932
16,700	e*	Telik, Inc	58

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
23,930	*	Tetra Tech, Inc	$514
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	34,659

FABRICATED METAL PRODUCTS - 0.53%
900		Ameron International Corp	83
21,800		Aptargroup, Inc	892
125,760		Commercial Metals Co	3,704
58,048	e	Dynamic Materials Corp	3,419
22,906		Gulf Island Fabrication, Inc	726
555,200		Illinois Tool Works, Inc	29,725
2,300	e	Insteel Industries, Inc	27
40,960		Pentair, Inc	1,426
36,383	e	Silgan Holdings, Inc	1,890
22,346		Snap-On, Inc	1,078
96,144		Stanley Works	4,661
8,500	e	Valmont Industries, Inc	757
		TOTAL FABRICATED METAL PRODUCTS	48,388

FOOD AND KINDRED PRODUCTS - 2.12%
239,625		Campbell Soup Co	8,562
7,270		Corn Products International, Inc	267
366,629		General Mills, Inc	20,898
281,848		H.J. Heinz Co	13,157
5,540	e*	Hansen Natural Corp	245
141,329	e	Hershey Co	5,568
34,918		J.M. Smucker Co	1,796
20,275	e*	Jones Soda Co	151
391,125		Kellogg Co	20,507
871,118		Kraft Foods, Inc (Class A)	28,425
10,103		Lancaster Colony Corp	401
21,000		McCormick & Co, Inc	796
50,600		Pepsi Bottling Group, Inc	1,997
49,999		PepsiAmericas, Inc	1,666
956,954		PepsiCo, Inc	72,633
251,880		Sara Lee Corp	4,045
20,097	e	Tootsie Roll Industries, Inc	551
234,199		Wrigley (Wm.) Jr Co	13,712
		TOTAL FOOD AND KINDRED PRODUCTS	195,377

FOOD STORES - 0.16%
2,302	e	Great Atlantic & Pacific Tea Co, Inc	72
269,010		Safeway, Inc	9,203
80,380		Supervalu, Inc	3,016
47,580	e	Whole Foods Market, Inc	1,941
		TOTAL FOOD STORES	14,232

FORESTRY - 0.10%
14,330		Rayonier, Inc	677
112,099		Weyerhaeuser Co	8,266
		TOTAL FORESTRY	8,943

FURNITURE AND FIXTURES - 0.40%
15,729		Herman Miller, Inc	509
74,700		Hillenbrand Industries, Inc	4,163
27,119	e	HNI Corp	951
633,234		Johnson Controls, Inc	22,822

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
73,884	e	Leggett & Platt, Inc	$1,289
320,473		Masco Corp	6,925
2,100	e	Tempur-Pedic International, Inc	54
		TOTAL FURNITURE AND FIXTURES	36,713

FURNITURE AND HOME FURNISHINGS STORES - 0.04%
107,795	*	Bed Bath & Beyond, Inc	3,168
53,694	e	Circuit City Stores, Inc	225
2,200	e	Haverty Furniture Cos, Inc	20
2,380	e*	Mohawk Industries, Inc	177
800	e	Williams-Sonoma, Inc	21
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,611

GENERAL BUILDING CONTRACTORS - 0.11%
301	e*	Avatar Holdings, Inc	12
3,524	e	Brookfield Homes Corp	56
49,500		Centex Corp	1,250
194,299		DR Horton, Inc	2,559
20,602	e*	Hovnanian Enterprises, Inc (Class A)	148
1,120		Lennar Corp (B Shares)	19
62,500	e	Lennar Corp (Class A)	1,118
292		M/I Homes, Inc	3
25,414	e	MDC Holdings, Inc	944
410	e*	NVR, Inc	215
219,436	e	Pulte Homes, Inc	2,313
24,862		Ryland Group, Inc	685
42,187	e*	Standard-Pacific Corp	141
47,400	e*	Toll Brothers, Inc	951
13,000	e*	WCI Communities, Inc	49
		TOTAL GENERAL BUILDING CONTRACTORS	10,463

GENERAL MERCHANDISE STORES - 0.72%
1,687	e	Bon-Ton Stores, Inc	16
3,600	e*	Cabela's, Inc	54
319,278		Costco Wholesale Corp	22,273
84,497		Family Dollar Stores, Inc	1,625
141,195		JC Penney Co, Inc	6,211
10,500	e*	Retail Ventures, Inc	53
3,300	e	Stein Mart, Inc	16
539,125		Target Corp	26,956
314,051		TJX Cos, Inc	9,023
		TOTAL GENERAL MERCHANDISE STORES	66,227

HEALTH SERVICES - 0.85%
122,038	e*	Alliance Imaging, Inc	1,174
4,293	e*	Bio-Reference Labs, Inc	140
24,560	e	Brookdale Senior Living, Inc	698
109,880	*	Community Health Systems, Inc	4,050
4,670	e*	Corvel Corp	108
42,400	*	DaVita, Inc	2,389
44,118	*	Edwards Lifesciences Corp	2,029
156,776	*	Express Scripts, Inc	11,445
281,198		Health Management Associates, Inc (Class A)	1,682
9,590	e*	Healthways, Inc	560
4,400	e*	Hythiam, Inc	13
80,570	*	Laboratory Corp of America Holdings	6,085

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
14,720	e*	LHC Group, Inc	$368
29,540	e*	LifePoint Hospitals, Inc	879
88,217	*	Lincare Holdings, Inc	3,102
26,959	*	Medcath Corp	662
63,705	e*	Nektar Therapeutics	427
65,405	e	Omnicare, Inc	1,492
9,400	*	Pediatrix Medical Group, Inc	641
16,900	e*	Psychiatric Solutions, Inc	549
29,873	*	RehabCare Group, Inc	674
24,070	*	Sierra Health Services, Inc	1,010
433,608	*	WellPoint, Inc	38,040
		TOTAL HEALTH SERVICES	78,217

HOLDING AND OTHER INVESTMENT OFFICES - 1.18%
2,476	e	Acadia Realty Trust	63
256,768	e	Allied Capital Corp	5,521
7,100		AMB Property Corp	409
37,900		American Financial Realty Trust	304
47,700		Annaly Mortgage Management, Inc	867
47,600		Anworth Mortgage Asset Corp	393
3,098	e	Ashford Hospitality Trust, Inc	22
36,567		AvalonBay Communities, Inc	3,442
68,455		Boston Properties, Inc	6,285
600		Brandywine Realty Trust	11
3,200		Capital Lease Funding, Inc	27
1,200	e	Capital Trust, Inc (Class A)	37
6,414	e	Cedar Shopping Centers, Inc	66
3,360	e	Cherokee, Inc	108
26,259		Colonial Properties Trust	594
27,030		Developers Diversified Realty Corp	1,035
87,982		Duke Realty Corp	2,295
286,388		Equity Residential	10,445
3,160	e	Essex Property Trust, Inc	308
8,247		FelCor Lodging Trust, Inc	129
12,044	e	First Industrial Realty Trust, Inc	417
134,884		General Growth Properties, Inc	5,555
2,700	e	Gladstone Capital Corp	46
40,600		HCP, Inc	1,412
34,912		Health Care REIT, Inc	1,560
20,556	e	Healthcare Realty Trust, Inc	522
7,346		Highwoods Properties, Inc	216
37,685		Hospitality Properties Trust	1,214
294,253		Host Marriott Corp	5,014
47,488		HRPT Properties Trust	367
816	e	Investors Real Estate Trust	7
73,200	e	iStar Financial, Inc	1,907
141,231		Kimco Realty Corp	5,141
23,996		Lexington Corporate Properties Trust	349
6,565	e	LTC Properties, Inc	164
105,900	e,v	Luminent Mortgage Capital, Inc	83
500		Macerich Co	36
23,145	e	Mack-Cali Realty Corp	787
47,300		MFA Mortgage Investments, Inc	437
13,720		Mid-America Apartment Communities, Inc	587
2,761	e	National Health Investors, Inc	77
44,367	e*	NexCen Brands, Inc	215

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
7,100	e	NorthStar Realty Finance Corp	$63
8,050	e	Omega Healthcare Investors, Inc	129
15,279		Pennsylvania Real Estate Investment Trust	453
9,890	e	Post Properties, Inc	347
14,679	e	Potlatch Corp	652
150,024		Prologis	9,508
95,119		Public Storage, Inc	6,983
1,400	e	RAIT Investment Trust	12
15,226	e	Realty Income Corp	411
700		Regency Centers Corp	45
2,766	e	Senior Housing Properties Trust	63
165,395		Simon Property Group, Inc	14,366
4,500	e	Sun Communities, Inc	95
1,000		UDR, Inc	20
1,100		Universal Health Realty Income Trust	39
5,660		Urstadt Biddle Properties, Inc (Class A)	88
159,654	e	Virgin Media, Inc	2,736
101,503		Vornado Realty Trust	8,927
32,816		WABCO Holdings, Inc	1,644
98,847	e	Weingarten Realty Investors	3,108
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	108,163

HOTELS AND OTHER LODGING PLACES - 0.17%
5,161	e*	Bluegreen Corp	37
109,560	e	Choice Hotels International, Inc	3,637
76,499	e*	Gaylord Entertainment Co	3,096
110,458	e*	Great Wolf Resorts, Inc	1,084
54,170	e*	Lodgian, Inc	610
43,668	e	Marcus Corp	675
185,078		Marriott International, Inc (Class A)	6,326
		TOTAL HOTELS AND OTHER LODGING PLACES	15,465

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.39%
79,500	*	AGCO Corp	5,404
1,300		Albany International Corp (Class A)	48
3,500	e*	Allis-Chalmers Energy, Inc	52
4,300		Ampco-Pittsburgh Corp	164
727,736		Applied Materials, Inc	12,925
13,569	e*	Astec Industries, Inc	505
74,230	e*	Axcelis Technologies, Inc	341
41,845	e	Black & Decker Corp	2,914
16,890		Briggs & Stratton Corp	383
15,494	*	Brooks Automation, Inc	205
3,900	e	Cascade Corp	181
7,900	*	Columbus McKinnon Corp	258
75,600		Cummins, Inc	9,629
394,260		Deere & Co	36,713
1,119,443	*	Dell, Inc	27,438
10,400		Donaldson Co, Inc	482
18,700	*	Dril-Quip, Inc	1,041
1,017,840	*	EMC Corp	18,861
9,460	*	Emulex Corp	154
71,799	*	ENGlobal Corp	816
5,149	e*	Entegris, Inc	44
7,700		Flowserve Corp	741
28,312	e*	FMC Technologies, Inc	1,605

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
4,200	*	Gardner Denver, Inc	$139
14,404	e*	Gehl Co	231
82,775		Graco, Inc	3,084
148,463	*	Grant Prideco, Inc	8,241
1,300,123		Hewlett-Packard Co	65,630
2,986	e*	Intermec, Inc	61
773,627		International Business Machines Corp	83,629
22,664	*	Intevac, Inc	329
2,300	*	Kulicke & Soffa Industries, Inc	16
56,682	e*	Lam Research Corp	2,450
6,800		Lennox International, Inc	282
39,462	*	Lexmark International, Inc (Class A)	1,376
2,400	e	Lindsay Manufacturing Co	170
6,754	e	Lufkin Industries, Inc	387
77,888		Manitowoc Co, Inc	3,803
38,400	e	Modine Manufacturing Co	634
30,450		Nordson Corp	1,765
7,286	*	Oil States International, Inc	249
44,540		Pall Corp	1,796
13,936	e*	Rackable Systems, Inc	139
1,000		Robbins & Myers, Inc	76
45,177	e*	Semitool, Inc	392
43,161	e*	Sigma Designs, Inc	2,382
166,071	e*	SourceForge, Inc	407
22,138		SPX Corp	2,277
56,244		Tennant Co	2,491
27,688	*	Terex Corp	1,815
93,450		Trane, Inc	4,365
4,026	e*	TurboChef Technologies, Inc	66
10,500	e*	Ultratech, Inc	119
43,264	*	Varian Medical Systems, Inc	2,257
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	311,962

INSTRUMENTS AND RELATED PRODUCTS - 3.55%
29,918	e*	Advanced Medical Optics, Inc	734
17,804	*	Affymetrix, Inc	412
3,704	e	Analogic Corp	251
44,094		Bard (C.R.), Inc	4,180
438,937		Baxter International, Inc	25,480
63,145		Beckman Coulter, Inc	4,597
209,372		Becton Dickinson & Co	17,499
3,700	*	Bruker BioSciences Corp	49
10,897	e*	Cepheid, Inc	287
5,510	e	Cooper Cos, Inc	209
186,377		Covidien Ltd	8,255
208,273	e*	Credence Systems Corp	504
900		Datascope Corp	33
113,277		Dentsply International, Inc	5,100
880,600		Emerson Electric Co	49,895
1,100	*	Excel Technology, Inc	30
5,300	*	Formfactor, Inc	175
12,000	*	Hologic, Inc	824
900	e*	ICU Medical, Inc	32
12,063	e*	Illumina, Inc	715
8,990	*	Intuitive Surgical, Inc	2,917
4,500	e	Invacare Corp	113

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
62,328	e*	ION Geophysical Corp	$984
700	e*	Itron, Inc	67
1,435,005		Johnson & Johnson	95,715
74,755		Kla-Tencor Corp	3,600
10,628	e*	L-1 Identity Solutions, Inc	191
110,147	e*	LTX Corp	350
694,588		Medtronic, Inc	34,917
1,166	e*	Merit Medical Systems, Inc	16
2,300	*	Mettler-Toledo International, Inc	262
17,712	*	Millipore Corp	1,296
5,300	*	MKS Instruments, Inc	102
3,000	e	Movado Group, Inc	76
2,970	e*	OYO Geospace Corp	224
1,888	e*	Palomar Medical Technologies, Inc	29
196,101		Pitney Bowes, Inc	7,460
3,970	e*	Resmed, Inc	209
3,100	*	Respironics, Inc	203
8,400		Roper Industries, Inc	525
2,223	*	Rudolph Technologies, Inc	25
177,452	*	St. Jude Medical, Inc	7,212
49,797		STERIS Corp	1,436
212,180		Stryker Corp	15,854
10,100	*	Techne Corp	667
221,398	*	Thermo Electron Corp	12,770
1,600	e*	Thoratec Corp	29
45,643	*	Waters Corp	3,609
413,373		Xerox Corp	6,693
2,400	*	X-Rite, Inc	28
137,630	*	Zimmer Holdings, Inc	9,104
5,140	e*	Zoll Medical Corp	137
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	326,081

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
59,580		Brown & Brown, Inc	1,400
4,400	e	Crawford & Co (Class B)	18
275,475		Hartford Financial Services Group, Inc	24,019
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	25,437

INSURANCE CARRIERS - 2.46%
371,100		Aetna, Inc	21,424
496,750		Aflac, Inc	31,111
720	e*	Alleghany Corp	289
91,600	e	Ambac Financial Group, Inc	2,361
36,400		American Financial Group, Inc	1,051
5,925		American Physicians Capital, Inc	246
31,786	*	AMERIGROUP Corp	1,159
60,930		Assurant, Inc	4,076
63,893		Axis Capital Holdings Ltd	2,490
6,800	*	Centene Corp	187
421,544		Chubb Corp	23,008
217,935		Cincinnati Financial Corp	8,617
44,018		Commerce Group, Inc	1,584
1,400	e	Donegal Group, Inc (Class A)	24
64,254	e	Endurance Specialty Holdings Ltd	2,681
37,568	e	Erie Indemnity Co (Class A)	1,949
36,167		Everest Re Group Ltd	3,631

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
1,251	e*	Fpic Insurance Group, Inc	$54
307,040		Genworth Financial, Inc (Class A)	7,814
12,850		Hanover Insurance Group, Inc	589
1,200		Harleysville Group, Inc	42
30,700		HCC Insurance Holdings, Inc	880
2,616	*	HealthExtras, Inc	68
2,200		Horace Mann Educators Corp	42
1,859	e	Infinity Property & Casualty Corp	67
2,100	e	LandAmerica Financial Group, Inc	70
272,327		Lincoln National Corp	15,855
6,340	*	Markel Corp	3,114
113,799	e	MBIA, Inc	2,120
60,238		Mercury General Corp	3,001
69,700	e	MGIC Investment Corp	1,563
13,770	e*	Molina Healthcare, Inc	533
61,239		Nationwide Financial Services, Inc (Class A)	2,756
14,340		Odyssey Re Holdings Corp	526
22,800		Phoenix Cos, Inc	271
40,300	e	PMI Group, Inc	535
1,400	e	Presidential Life Corp	25
210,935		Principal Financial Group	14,521
583,880	*	Progressive Corp	11,187
10,350		Protective Life Corp	425
28,500	e	Radian Group, Inc	333
10,128		RenaissanceRe Holdings Ltd	610
162,685		Safeco Corp	9,058
3,140		Stancorp Financial Group, Inc	158
700	e	Tower Group, Inc	23
553,687		Travelers Cos, Inc	29,788
30,639	e	Unitrin, Inc	1,470
148,400		UnumProvident Corp	3,531
74,681		W.R. Berkley Corp	2,226
24,562	*	WellCare Health Plans, Inc	1,042
100		Wesco Financial Corp	41
122,774		XL Capital Ltd (Class A)	6,177
		TOTAL INSURANCE CARRIERS	226,403

LEATHER AND LEATHER PRODUCTS - 0.07%
199,600	*	Coach, Inc	6,104
400	*	Timberland Co (Class A)	7
14,200	e	Weyco Group, Inc	390
		TOTAL LEATHER AND LEATHER PRODUCTS	6,501

LEGAL SERVICES - 0.00% **
1,800	*	FTI Consulting, Inc	111
		TOTAL LEGAL SERVICES	111

LUMBER AND WOOD PRODUCTS - 0.01%
50,547	e*	Champion Enterprises, Inc	476
4,415	e	Skyline Corp	130
		TOTAL LUMBER AND WOOD PRODUCTS	606

METAL MINING - 0.07%
64,927	*	Apex Silver Mines Ltd	990
166,975	e	Royal Gold, Inc	5,096
		TOTAL METAL MINING	6,086

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
19,178	e	Callaway Golf Co	$334
12,100	e	Daktronics, Inc	273
9,675	e	Marine Products Corp	68
439,224		Mattel, Inc	8,363
27,261	*	RC2 Corp	765
59,200	e*	Russ Berrie & Co, Inc	969
178,057		Tyco International Ltd	7,060
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	17,832

MISCELLANEOUS RETAIL - 0.63%
151,855	*	Amazon.com, Inc	14,068
2,300		Barnes & Noble, Inc	79
161,290		Best Buy Co, Inc	8,492
11,723	*	Dollar Tree Stores, Inc	304
55,413	e*	GSI Commerce, Inc	1,081
78,885	*	Office Depot, Inc	1,097
10,103	e*	Overstock.com, Inc	157
11,430		Petsmart, Inc	269
1,340	e*	Priceline.com, Inc	154
345,513		Staples, Inc	7,971
10,100	e	Systemax, Inc	205
28,676		Tiffany & Co	1,320
513,971		Walgreen Co	19,572
111,764	e	World Fuel Services Corp	3,244
		TOTAL MISCELLANEOUS RETAIL	58,013

MOTION PICTURES - 0.72%
3,931	e*	Avid Technology, Inc	111
197,077	*	Discovery Holding Co (Class A)	4,955
70,497	*	DreamWorks Animation SKG, Inc (Class A)	1,801
28,691		Regal Entertainment Group (Class A)	518
8,288	e*	Time Warner Telecom, Inc (Class A)	168
2,535,819		Time Warner, Inc	41,866
381,437	*	Viacom, Inc (Class B)	16,753
		TOTAL MOTION PICTURES	66,172

NONDEPOSITORY INSTITUTIONS - 0.94%
61,474		Advanta Corp (Class A)	449
166,075	e	American Capital Strategies Ltd	5,474
773,131		American Express Co	40,218
94,294	e*	AmeriCredit Corp	1,206
18,339	e	Asta Funding, Inc	485
257,299		Capital One Financial Corp	12,160
78,600	e	CapitalSource, Inc	1,383
20,400	e	Centerline Holding Co	155
19,600	e*	Credit Acceptance Corp	405
20,595	e	Federal Agricultural Mortgage Corp (Class C)	542
59,450	e	First Marblehead Corp	910
592,577		Freddie Mac	20,189
20,265	*	Guaranty Financial Group, Inc	324
27,100	e*	INVESTools, Inc	481
125,847	e	MCG Capital Corp	1,458
18,410	e	Nelnet, Inc (Class A)	234
3,700	*	PHH Corp	65

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
12,483	e*	World Acceptance Corp	$337
		TOTAL NONDEPOSITORY INSTITUTIONS	86,475

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
94,768	e	AMCOL International Corp	3,415
5,200	e	Compass Minerals International, Inc	213
98,032	e	Vulcan Materials Co	7,753
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	11,381

OIL AND GAS EXTRACTION - 2.68%
43,767		Atlas America, Inc	2,590
18,190	*	ATP Oil & Gas Corp	919
2,970	*	Atwood Oceanics, Inc	298
40,138		Berry Petroleum Co (Class A)	1,784
9,766	e*	Bronco Drilling Co, Inc	145
98,626	e*	Callon Petroleum Co	1,622
85,644	e*	Cameron International Corp	4,122
3,200	e*	Carrizo Oil & Gas, Inc	175
76,853	e*	Cheniere Energy, Inc	2,508
411,937		Chesapeake Energy Corp	16,148
88,652	e	Cimarex Energy Co	3,770
6,315	e*	Complete Production Services, Inc	113
31,222	e*	Contango Oil & Gas Co	1,589
28,057	e*	Delta Petroleum Corp	529
350,676	*	Denbury Resources, Inc	10,433
32,193	e*	Edge Petroleum Corp	191
30,001	e*	Encore Acquisition Co	1,001
177,736		ENSCO International, Inc	10,597
322,216		Equitable Resources, Inc	17,168
13,780	e*	EXCO Resources, Inc	213
11,535	e*	Exterran Holdings, Inc	944
55,136	*	Forest Oil Corp	2,803
19,800	e*	GeoGlobal Resources, Inc	98
52,104	*	Global Industries Ltd	1,116
18,740	e*	GMX Resources, Inc	605
30,098	e*	Goodrich Petroleum Corp	681
45,337	e*	Grey Wolf, Inc	242
33,475	e*	Helix Energy Solutions Group, Inc	1,389
187,470		Helmerich & Payne, Inc	7,512
65,929	e*	McMoRan Exploration Co	863
263,284	e*	Meridian Resource Corp	477
137,118	*	Nabors Industries Ltd	3,756
215,030	*	National Oilwell Varco, Inc	15,796
136,852		Noble Corp	7,734
14,762	*	Oceaneering International, Inc	994
15,629	e*	Parallel Petroleum Corp	276
164,168	e*	PetroHawk Energy Corp	2,842
27,290	e*	Petroleum Development Corp	1,614
29,100	e*	Petroquest Energy, Inc	416
137,217		Pioneer Natural Resources Co	6,702
156,895	*	Plains Exploration & Production Co	8,472
122,390	*	Pride International, Inc	4,149
64,013	*	Quicksilver Resources, Inc	3,815
102,753		Range Resources Corp	5,277
77,900		Rowan Cos, Inc	3,074
9,820	e	RPC, Inc	115

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
150,786		Smith International, Inc	$11,136
75,146	*	Southwestern Energy Co	4,187
40,830		St. Mary Land & Exploration Co	1,576
27,978	e*	Stone Energy Corp	1,312
6,000	*	Superior Energy Services	207
50,335	e*	Swift Energy Co	2,216
94,026	e	Tidewater, Inc	5,158
30,538	e*	Toreador Resources Corp	214
247,722		Transocean, Inc	35,461
23,727	e*	TXCO Resources, Inc	286
25,345	*	Unit Corp	1,172
38,653	e*	Venoco, Inc	770
19,400	e	W&T Offshore, Inc	581
3,800	*	Warren Resources, Inc	54
2,905	e*	W-H Energy Services, Inc	163
14,605	*	Whiting Petroleum Corp	842
457,732		XTO Energy, Inc	23,509
		TOTAL OIL AND GAS EXTRACTION	246,521

PAPER AND ALLIED PRODUCTS - 0.52%
20,800	e*	AbitibiBowater, Inc	429
87,110		Bemis Co	2,385
52,800	*	Buckeye Technologies, Inc	660
2,600	e*	Cenveo, Inc	45
34,100	e*	Chesapeake Corp	177
25,642	*	Domtar Corporation	197
22,564		Glatfelter	345
213,205		International Paper Co	6,904
331,425		Kimberly-Clark Corp	22,981
220,839		MeadWestvaco Corp	6,912
69,697		Packaging Corp of America	1,966
8,700		Rock-Tenn Co (Class A)	221
110,950		Sonoco Products Co	3,626
60,796		Temple-Inland, Inc	1,268
10,800	e	Wausau Paper Corp	97
		TOTAL PAPER AND ALLIED PRODUCTS	48,213

PERSONAL SERVICES - 0.02%
55,699		Regis Corp	1,557
13,656		Unifirst Corp	519
3,820		Weight Watchers International, Inc	173
		TOTAL PERSONAL SERVICES	2,249

PETROLEUM AND COAL PRODUCTS - 2.55%
37,600	e	Alon USA Energy, Inc	1,022
411,886		Apache Corp	44,294
20,270		Ashland, Inc	962
63,100		Cabot Oil & Gas Corp	2,547
450,574		Devon Energy Corp	40,061
264,430		EOG Resources, Inc	23,600
199,616		Frontier Oil Corp	8,101
42,962	e*	Headwaters, Inc	504
244,381		Hess Corp	24,648
54,670		Holly Corp	2,782
174,442		Murphy Oil Corp	14,800
119,240	*	Newfield Exploration Co	6,284

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
281,490		Noble Energy, Inc	$22,384
150,944		Sunoco, Inc	10,934
416,206		Valero Energy Corp	29,147
87,486	e	Western Refining, Inc	2,118
		TOTAL PETROLEUM AND COAL PRODUCTS	234,188

PIPELINES, EXCEPT NATURAL GAS - 0.18%
656,263	e	Spectra Energy Corp	16,945
		TOTAL PIPELINES, EXCEPT NATURAL GAS	16,945

PRIMARY METAL INDUSTRIES - 0.98%
251,846		Alcoa, Inc	9,205
17,626		Allegheny Technologies, Inc	1,523
25,669	e*	Brush Engineered Materials, Inc	950
110,448	*	Century Aluminum Co	5,957
10,580	*	CommScope, Inc	521
716,841		Corning, Inc	17,197
48,876	e	Gibraltar Industries, Inc	754
41,040		Hubbell, Inc (Class B)	2,118
36,587	e*	LB Foster Co (Class A)	1,893
59,078		Mueller Industries, Inc	1,713
304,136		Nucor Corp	18,011
38,577	e	Olympic Steel, Inc	1,223
45,667	e	Quanex Corp	2,370
117,236		Steel Dynamics, Inc	6,984
53,314	e	Tredegar Corp	857
124,733		United States Steel Corp	15,081
232,450	e	Worthington Industries, Inc	4,156
		TOTAL PRIMARY METAL INDUSTRIES	90,513

PRINTING AND PUBLISHING - 0.44%
1,300	*	ACCO Brands Corp	21
5,100	e	Bowne & Co, Inc	90
800	e	CSS Industries, Inc	29
56,410		Dun & Bradstreet Corp	5,000
2,100	e	Ennis, Inc	38
114,032	e	EW Scripps Co (Class A)	5,133
49,559	e	Harte-Hanks, Inc	857
17,999	e	John Wiley & Sons, Inc (Class A)	771
24,900	e	Lee Enterprises, Inc	365
1,800	e	McClatchy Co (Class A)	22
326,154		McGraw-Hill Cos, Inc	14,289
50,247		Meredith Corp	2,762
238,488	e	New York Times Co (Class A)	4,181
21,328	e	R.H. Donnelley Corp	778
23,349	e	Standard Register Co	272
7,546	e	Washington Post Co (Class B)	5,972
		TOTAL PRINTING AND PUBLISHING	40,580

RAILROAD TRANSPORTATION - 0.43%
328,040		CSX Corp	14,427
40,644	e*	Kansas City Southern Industries, Inc	1,395
467,010		Norfolk Southern Corp	23,556
		TOTAL RAILROAD TRANSPORTATION	39,378

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
REAL ESTATE - 0.04%
85,217	e*	CB Richard Ellis Group, Inc (Class A)	$1,836
13,900	e	Forest City Enterprises, Inc (Class A)	618
20,265	*	Forestar Real Estate Group Inc	478
2,400		Jones Lang LaSalle, Inc	171
33,399	e	Stewart Enterprises, Inc (Class A)	297
		TOTAL REAL ESTATE	3,400

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.27%
1,981	*	Deckers Outdoor Corp	307
337,650		Nike, Inc (Class B)	21,691
63,800		Sealed Air Corp	1,476
11,100		Spartech Corp	157
1,800	e*	Trex Co, Inc	15
36,984		Tupperware Corp	1,222
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	24,868

SECURITY AND COMMODITY BROKERS - 1.99%
86,161		Ameriprise Financial, Inc	4,748
15,100	e	BlackRock, Inc	3,274
595,243		Charles Schwab Corp	15,208
22,654		CME Group, Inc	15,541
169,245	e*	E*Trade Financial Corp	601
3,800		Eaton Vance Corp	173
23,089		Federated Investors, Inc (Class B)	950
183,417		Franklin Resources, Inc	20,988
1,830	e	GAMCO Investors, Inc (Class A)	127
241,276		Goldman Sachs Group, Inc	51,886
31,600	*	IntercontinentalExchange, Inc	6,083
72,720		Janus Capital Group, Inc	2,389
49,052		Legg Mason, Inc	3,588
609,309		Merrill Lynch & Co, Inc	32,708
36,363	*	Nasdaq Stock Market, Inc	1,800
25,750	e	Nymex Holdings, Inc	3,440
90,000		NYSE Euronext	7,899
68,569		SEI Investments Co	2,206
158,652		T Rowe Price Group, Inc	9,659
		TOTAL SECURITY AND COMMODITY BROKERS	183,268

SOCIAL SERVICES - 0.01%
44,409	*	Capital Senior Living Corp	441
		TOTAL SOCIAL SERVICES	441

SPECIAL TRADE CONTRACTORS - 0.02%
400	e	Alico, Inc	15
2,050	e	Comfort Systems USA, Inc	26
9,383	*	Layne Christensen Co	462
47,182	e*	Quanta Services, Inc	1,238
		TOTAL SPECIAL TRADE CONTRACTORS	1,741

STONE, CLAY, AND GLASS PRODUCTS - 0.51%
514,744		3M Co	43,403
2,065	e	Apogee Enterprises, Inc	35
1,122	e*	Cabot Microelectronics Corp	40
10,425	e	CARBO Ceramics, Inc	388
42,148	e	Eagle Materials, Inc	1,496
83,512		Gentex Corp	1,484

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

			VALUE
SHARES			(000)
22,303	e*	Owens Corning, Inc	$451
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	47,297

TEXTILE MILL PRODUCTS - 0.00% **
1,600	e	Oxford Industries, Inc	41
		TOTAL TEXTILE MILL PRODUCTS	41

TRANSPORTATION BY AIR - 0.35%
13,184	e*	Air Methods Corp	655
74,620	e*	Airtran Holdings, Inc	534
18,300	e*	Alaska Air Group, Inc	458
102,830	e*	AMR Corp	1,443
92,958	*	Continental Airlines, Inc (Class B)	2,068
56,600	e*	ExpressJet Holdings, Inc	140
196,244		FedEx Corp	17,499
76,683	e*	JetBlue Airways Corp	453
42,865		Skywest, Inc	1,151
627,375		Southwest Airlines Co	7,654
		TOTAL TRANSPORTATION BY AIR	32,055

TRANSPORTATION EQUIPMENT - 0.75%
3,800	e	A.O. Smith Corp	133
4,700	*	Accuride Corp	37
7,885	*	Aftermarket Technology Corp	215
51,000	e	American Axle & Manufacturing Holdings, Inc	950
70,430	e	ArvinMeritor, Inc	826
127,036		Autoliv, Inc	6,696
265,688	*	BE Aerospace, Inc	14,055
14,800	e	Federal Signal Corp	166
224,750		Genuine Parts Co	10,406
205,687		Harley-Davidson, Inc	9,608
80,556		Harsco Corp	5,161
20,829	e	Noble International Ltd	340
197,076		Paccar, Inc	10,737
177,317	*	Spirit Aerosystems Holdings, Inc (Class A)	6,117
62,300	e	Superior Industries International, Inc	1,132
25,384	e*	Tenneco, Inc	662
400	e	Thor Industries, Inc	15
169,570	e*	Visteon Corp	744
23,540		Westinghouse Air Brake Technologies Corp	811
		TOTAL TRANSPORTATION EQUIPMENT	68,811

TRANSPORTATION SERVICES - 0.03%
26,100		CH Robinson Worldwide, Inc	1,413
31,835	e	Expeditors International Washington, Inc	1,422
2,064	*	HUB Group, Inc (Class A)	55
		TOTAL TRANSPORTATION SERVICES	2,890

TRUCKING AND WAREHOUSING - 0.38%
487,985		United Parcel Service, Inc (Class B)	34,510
		TOTAL TRUCKING AND WAREHOUSING	34,510

WATER TRANSPORTATION - 0.04%
24,396		Alexander & Baldwin, Inc	1,260
24,700	e*	Gulfmark Offshore, Inc	1,156

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
SHARES			RATE	DATE	(000)
26,279	e*	Hornbeck Offshore Services, Inc			$1,181
		TOTAL WATER TRANSPORTATION			3,597

WHOLESALE TRADE-DURABLE GOODS - 0.31%
3,400	e	Agilysys, Inc			51
157,794	e	Barnes Group, Inc			5,269
39,400		BorgWarner, Inc			1,907
6,024	e	Building Material Holding Corp			33
39,080	e	Castle (A.M.) & Co			1,063
122,900		IKON Office Solutions, Inc			1,600
5,070	e	Martin Marietta Materials, Inc			672
8,672	e*	MWI Veterinary Supply, Inc			347
9,158		Owens & Minor, Inc			389
101,785	*	Patterson Cos, Inc			3,456
2,500	*	PSS World Medical, Inc			49
96,272		Reliance Steel & Aluminum Co			5,218
3,500	*	Tech Data Corp			132
23,000	e*	Tyler Technologies, Inc			296
89,100		W.W. Grainger, Inc			7,798
14,080	e*	WESCO International, Inc			558
		TOTAL WHOLESALE TRADE-DURABLE GOODS			28,838

WHOLESALE TRADE-NONDURABLE GOODS - 0.27%
7,080		Airgas, Inc			369
24,761	e*	Akorn, Inc			182
23,472	e*	Allscripts Healthcare Solutions, Inc			456
15,860		Dean Foods Co			410
87,798	*	Endo Pharmaceuticals Holdings, Inc			2,341
24,135	*	Henry Schein, Inc			1,482
72,764	e	Idearc, Inc			1,278
3,700		Kenneth Cole Productions, Inc (Class A)			65
6,000		Men's Wearhouse, Inc			162
2,100		Myers Industries, Inc			30
13,256	e	Nash Finch Co			468
14,982	e	Spartan Stores, Inc			342
563,443		Sysco Corp			17,585
1,900	e*	Volcom, Inc			42
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS			25,212

		TOTAL COMMON STOCKS			5,458,174
		(Cost $3,785,477)
PRINCIPAL

SHORT-TERM INVESTMENTS - 7.67%

BANK NOTES - 0.24%
$ 21,600,000		Bank of America Corp	5.000%	02/29/08	21,612
		TOTAL BANK NOTES			21,612

COMMERCIAL PAPER - 2.55%
35,000,000		AT&T, Inc	0.000	01/02/08	34,992
25,000,000	d	Campbell Soup Co	0.000	02/05/08	24,883
8,400,000		Clorox Co	0.000	01/08/08	8,391
24,500,000		General Mills, Inc	0.000	01/03/08	24,490
35,000,000	d	Goldman Sachs Group, Inc	0.000	01/22/08	34,899
26,262,000	d	Hershey Co	0.000	02/11/08	26,123
21,600,000		IBM Capital, Inc	0.000	01/29/08	21,520

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 24,700,000	d	Procter & Gamble International	0.000%	02/14/08	$24,560
10,000,000		Procter & Gamble International	0.000	03/10/08	9,910
25,000,000	d	Verizon Communications, Inc	0.000	01/10/08	24,966
		TOTAL COMMERCIAL PAPER			234,734

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.05%
850,000		Federal Home Loan Bank (FHLB)	0.000	01/14/08	849
4,210,000		(FHLB)	0.000	01/15/08	4,204
11,650,000		(FHLB)	0.000	01/23/08	11,623
37,645,000		(FHLB)	0.000	02/27/08	37,404
26,300,000		Federal Home Loan Mortgage Corp (FHLMC)	0.000	02/04/08	26,201
24,000,000		(FHLMC)	0.000	02/21/08	23,863
28,700,000		(FHLMC)	0.000	04/25/08	28,327
4,163,000		Federal National Mortgage Association (FNMA)	0.000	01/11/08	4,159
27,256,000		(FNMA)	0.000	02/11/08	27,131
25,000,000	d	(FNMA)	0.000	02/14/08	24,877
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			188,638

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.83%
REPURCHASED AGREEMENTS
90,000,000		Bear Stearns & Co, Inc 4.250% Dated 12/31/2007,			90,011
		Due 01/02/2008 In the Amount of $90,010,625
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% -
		5.648%, 11/21/2011 - 11/27/2037		$ 52,312,727
		Federal Home Loan Mortgage Corp (FHLMC)
		0.000% - 5.800%, 08/20/2012 - 04/03/2037		37,122,827
		Federal National Mortgage Association (FNMA)
		0.000% - 4.125%, 01/30/2012 - 10/03/2033		2,546,446
		Total Market Value		91,982,000

40,000,000		Goldman Sachs & Co, Inc 4.150% Dated 12/31/2007,			40,005
		Due 01/02/2008 In the Amount of $40,004,611
		Fully Collateralized as follows:
		Federal Home Loan Mortgage Corp (FHLMC)
		6.625%, 09/15/2009		21,375,000
		Federal National Mortgage Association (FNMA)
		6.625%, 11/15/2030		19,427,730
		Total Market Value		40,802,730

10,000,000		JP Morgan Securities 4.250% Dated 12/31/2007,			10,001
		Due 01/02/2008 In the Amount of $10,001,181
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 4.750% -
		4.875%, 08/16/2010 - 11/30/2012		2,712,758
		Federal Home Loan Mortgage Corp (FHLMC)
		5.625%, 12/19/2017		608,702
		Federal National Mortgage Association (FNMA)
		4.750% - 7.125%, 09/02/2008 - 03/28/2019		6,878,539
		Total Market Value		10,199,999

10,000,000		Lehman Brothers, Inc 4.200% Dated 12/31/2007,			10,001
		Due 01/02/2008 In the Amount of $10,001,167
		Fully Collateralized as follows:
		Federal National Mortgage Association (FNMA)
		0.000%, 03/31/2008		10,300,000
		Total Market Value		10,300,000

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

				VALUE
PRINCIPAL				(000)
$ 85,000,000		Merrill Lynch & Co, Inc 4.290% Dated 12/31/2007,		$85,010
		Due 01/02/2008 In the Amount of $85,010,129
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 0.000% -
		5.000%, 03/04/2008 - 06/30/2023	42,544,200
		Federal Home Loan Mortgage Corp (FHLMC)
		3.500% - 6.000%, 04/01/2008 - 09/19/2016	43,444,375
		Federal National Mortgage Association (FNMA)
		0.000% - 6.000%, 02/01/2008 - 04/18/2036	23,151,053
		Total Market Value	109,139,628

25,276,000		Morgan Stanley & Co, Inc 4.250% Dated 12/31/2007,		25,279
		Due 01/02/2008 In the Amount of $25,278,984
		Fully Collateralized as follows:
		Federal Home Loan Bank (FHLB) 4.160% -
		5.760%, 02/01/2010 - 07/03/2025	20,165,124
		Federal Home Loan Mortgage Corp (FHLMC)
		0.000%, 04/08/2019	5,616,820
		Total Market Value	25,781,944

258,000		Morgan Stanley & Co, Inc 1.450% Dated 12/31/2007,		258
		Due 01/02/2008 In the Amount of $258,010
		Fully Collateralized as follows:
		U.S. Treasury Bond 7.500%, 11/15/2016	262,493
		Total Market Value	262,493

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED		260,565

		TOTAL SHORT-TERM INVESTMENTS		705,549
		(Cost $705,551)

		TOTAL PORTFOLIO - 107.01%		9,841,763
		(Cost $8,142,266)
		OTHER ASSETS & LIABILITIES, NET - (7.01%)		(644,722)

		NET ASSETS - 100.00%		$9,197,041

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	LP	Limited Partnership
	N/R	Not rated by Moody's

	*	Non-income producing.
	**	Percentage represents less than 0.01%.
	^	Amount represents less than $1,000.
	†	As provided by Moody's Investors Service (Unaudited).
	d	All or a portion of these securities have been segregated by the custodian to cover securities
		purchased on a delayed delivery basis.
	e	All or a portion of these securities are out on loan.
	g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933
		and may be resold in transactions exempt from registration
		to qualified institutional buyers.
		At December 31, 2007, the value of these securities amounted to $191,569,8121 or 2.08% of net assets.

COLLEGE RETIREMENT EQUITIES FUND - Social Choice Account

h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2007.
j	Zero coupon.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
m	Indicates a security that has been deemed illiquid.
v	Security valued at fair value.

Cost amounts are in thousands.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Accounts use more specific industry categories in following their investment limitations on industry concentration.

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

COLLEGE RETIREMENT EQUITIES FUND
MONEY MARKET ACCOUNT
STATEMENT OF INVESTMENTS (unaudited)
December 31, 2007

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)

SHORT-TERM INVESTMENTS - 99.93%

ASSET BACKED - 0.14%
$ 9,774,624	v	BMW Vehicle Lease Trust Series 2007-1 (Class A1)	5.062%	11/17/08	$9,768
6,873,327		Honda Auto Receivables Owner Trust Series 2007-2 (Class A1)	5.326	06/23/08	6,881
		TOTAL ASSET BACKED			16,649

BANKERS ACCEPTANCE - 1.13%
8,896,000		JPMorgan Chase Bank NA	0.000	03/20/08	8,806
20,000,000		Wachovia Bank NA	0.000	01/25/08	19,929
25,000,000		Wachovia Bank NA	0.000	03/06/08	24,791
20,000,000		Wachovia Bank NA	0.000	03/11/08	19,817
25,000,000		Wachovia Bank NA	0.000	03/14/08	24,761
17,000,000		Wachovia Bank NA	0.000	05/23/08	16,696
20,000,000		Wachovia Bank NA	0.000	05/27/08	19,633
		TOTAL BANKERS ACCEPTANCE			134,433

BANK NOTE - 0.84%
50,000,000		Wells Fargo Bank NA	4.600	01/07/08	50,000
50,000,000		Wells Fargo Bank NA	4.600	01/08/08	50,000
		TOTAL BANK NOTE			100,000

CERTIFICATES OF DEPOSIT - 11.22%
50,000,000		Abbey National plc	4.700	02/07/08	49,970
25,000,000		American Express Bank FSB	5.170	01/09/08	25,000
25,000,000		American Express Bank FSB	5.160	01/10/08	25,000
25,000,000		American Express Bank FSB	5.160	01/15/08	25,000
25,000,000		American Express Bank FSB	4.850	02/01/08	25,000
20,000,000		American Express Bank FSB	5.170	03/03/08	20,016
20,000,000		American Express Bank FSB	5.200	03/05/08	20,018
13,000,000		American Express Centurion Bank	4.750	02/05/08	12,993
25,000,000		American Express Centurion Bank	4.750	02/13/08	24,991
50,000,000		Bank of Montreal	4.810	02/06/08	49,977
40,000,000		Bank of Montreal	5.030	02/14/08	39,999
45,000,000		Bank of Montreal	5.100	03/07/08	45,031
25,000,000		Bank of Nova Scotia	5.060	01/16/08	25,000
50,000,000		Bank of Nova Scotia	4.680	02/11/08	49,970
25,000,000		Bank of Nova Scotia	5.000	02/26/08	25,001
50,000,000		Bank of Nova Scotia	4.700	03/06/08	49,999
25,000,000		Barclays Bank plc	5.190	02/12/08	25,003
50,000,000		Barclays Bank plc	4.990	02/27/08	50,021
50,000,000		Calyon	5.090	01/17/08	50,002
35,000,000		Calyon	4.820	01/31/08	34,979
50,000,000		Calyon	4.820	03/04/08	50,010
25,000,000		Canadian Imperial Bank of Commerce	5.050	02/13/08	25,001
40,000,000		Canadian Imperial Bank of Commerce	5.000	03/13/08	40,023
50,000,000		Deutsche Bank AG.	5.020	01/16/08	50,000
50,000,000		Deutsche Bank AG.	4.950	01/22/08	49,996
50,000,000		Deutsche Bank AG.	4.950	01/24/08	49,995
40,000,000		Dexia Banque S.A.	4.850	01/03/08	40,000

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 50,000,000	Dexia Banque S.A.	4.820%	01/07/08	$49,999
50,000,000	Dexia Banque S.A.	4.820	01/10/08	49,999
9,000,000	Dexia Banque S.A.	4.990	03/10/08	9,005
30,000,000	Dexia Banque S.A.	4.880	03/25/08	30,012
18,000,000	JPMorgan Chase Bank NA	5.130	01/10/08	18,000
20,000,000	Lloyds TSB Bank plc	5.060	02/06/08	19,996
9,000,000	Lloyds TSB Bank plc	5.300	02/22/08	9,003
20,000,000	Rabobank Nederland	5.020	03/05/08	20,011
50,000,000	Royal Bank of Canada	5.060	01/25/08	49,999
14,000,000	Royal Bank of Scotland plc	5.460	03/14/08	14,020
50,000,000	Toronto Dominion Bank	5.040	02/26/08	50,006
40,000,000	Toronto Dominion Bank	4.940	04/01/08	40,017
	TOTAL CERTIFICATES OF DEPOSIT			1,338,062

COMMERCIAL PAPER - 51.30%
20,000,000	Abbey National North America LLC	0.000	01/08/08	19,979
30,000,000	Abbey National North America LLC	0.000	03/06/08	29,759
19,315,000	Air Products & Chemicals	0.000	01/09/08	19,300
16,900,000	American Express Credit Corp	0.000	01/22/08	16,848
10,000,000	American Honda Finance Corp	0.000	01/03/08	9,996
22,000,000	American Honda Finance Corp	0.000	01/10/08	21,972
20,000,000	American Honda Finance Corp	0.000	01/24/08	19,933
2,000,000	American Honda Finance Corp	0.000	01/25/08	1,994
50,000,000	American Honda Finance Corp	0.000	01/29/08	49,794
35,000,000	American Honda Finance Corp	0.000	02/12/08	34,792
14,450,000	American Honda Finance Corp	0.000	02/21/08	14,346
19,000,000	American Honda Finance Corp	0.000	02/25/08	18,859
3,000,000	American Honda Finance Corp	0.000	02/28/08	2,977
24,500,000	American Honda Finance Corp	0.000	03/04/08	24,298
18,000,000	Bank of America Corp	0.000	01/15/08	17,964
21,420,000	Bank of America Corp	0.000	01/24/08	21,348
68,850,000	Bank of America Corp	0.000	02/21/08	68,353
10,000,000	Bank of America Corp	0.000	03/06/08	9,915
20,000,000	Bank of America Corp	0.000	04/08/08	19,736
25,000,000	Bank of Scotland	0.000	01/09/08	24,970
30,000,000	Bank of Scotland	0.000	01/18/08	29,925
10,000,000	Bank of Scotland	0.000	01/22/08	9,970
20,000,000	Bank of Scotland	0.000	01/25/08	19,929
30,000,000	Bank of Scotland	0.000	02/26/08	29,771
26,725,000	Bank of Scotland	0.000	02/29/08	26,510
30,000,000	Bank of Scotland	0.000	03/11/08	29,724
20,000,000	Barclays U.S. Funding Corp	0.000	01/18/08	19,949
11,600,000	Barclays U.S. Funding Corp	0.000	01/25/08	11,559
25,000,000	Barclays U.S. Funding Corp	0.000	02/26/08	24,811
50,000,000	Barclays U.S. Funding Corp	0.000	02/29/08	49,598
16,000,000	BMW US Capital LLC	0.000	01/09/08	15,981
5,357,000	Calyon North America, Inc	0.000	01/18/08	5,344
50,000,000	Canadian Imperial Holding, Inc	0.000	01/28/08	49,805
24,000,000	Canadian Imperial Holding, Inc	0.000	01/30/08	23,898
25,000,000	Canadian Imperial Holding, Inc	0.000	02/12/08	24,852
10,000,000	Canadian Wheat Board	0.000	01/15/08	9,982
15,000,000	Canadian Wheat Board	0.000	02/08/08	14,914
20,000,000	Ciesco LLC	0.000	01/08/08	19,976
12,000,000	Ciesco LLC	0.000	01/15/08	11,974
24,000,000	Ciesco LLC	0.000	01/22/08	23,921
20,000,000	Ciesco LLC	0.000	01/30/08	19,908

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 42,500,000	Ciesco LLC	0.000%	02/05/08	$42,273
25,000,000	Ciesco LLC	0.000	02/11/08	24,854
29,500,000	Ciesco LLC	0.000	02/19/08	29,316
30,000,000	Citigroup Funding, Inc	0.000	01/11/08	29,955
19,000,000	Citigroup Funding, Inc	0.000	01/25/08	18,933
50,000,000	Citigroup Funding, Inc	0.000	01/29/08	49,795
50,000,000	Citigroup Funding, Inc	0.000	02/04/08	49,751
50,000,000	Citigroup Funding, Inc	0.000	03/18/08	49,493
6,000,000	Coca-Cola Co	0.000	01/24/08	5,980
24,500,000	Coca-Cola Co	0.000	01/29/08	24,399
55,000,000	Coca-Cola Co	0.000	02/19/08	54,624
37,000,000	Coca-Cola Co	0.000	02/25/08	36,725
5,000,000	Corporate Asset Funding Corp	0.000	01/10/08	4,993
25,000,000	Corporate Asset Funding Corp	0.000	01/11/08	24,960
4,530,000	Corporate Asset Funding Corp	0.000	01/14/08	4,520
39,000,000	Corporate Asset Funding Corp	0.000	01/28/08	38,834
8,921,000	Corporate Asset Funding Corp	0.000	01/29/08	8,882
8,500,000	Corporate Asset Funding Corp	0.000	02/26/08	8,422
25,000,000	Danske Corp	0.000	01/18/08	24,938
40,000,000	Danske Corp	0.000	03/03/08	39,678
30,000,000	Danske Corp	0.000	03/06/08	29,746
50,000,000	Dexia Delaware LLC	0.000	01/02/08	49,986
50,000,000	Dresdner US Finance, Inc	0.000	01/14/08	49,907
11,815,000	Edison Asset Securitization LLC	0.000	01/18/08	11,784
40,000,000	Edison Asset Securitization LLC	0.000	01/23/08	39,864
51,233,000	Edison Asset Securitization LLC	0.000	01/24/08	51,049
20,000,000	Edison Asset Securitization LLC	0.000	02/29/08	19,804
20,000,000	General Electric Capital Corp	0.000	01/17/08	19,954
12,000,000	General Electric Capital Corp	0.000	02/15/08	11,922
50,000,000	General Electric Capital Corp	0.000	03/07/08	49,570
12,000,000	General Electric Capital Corp	0.000	03/25/08	11,866
50,000,000	General Electric Capital Corp	0.000	03/26/08	49,436
11,000,000	General Electric Capital Corp	0.000	04/02/08	10,877
25,000,000	General Electric Capital Corp	0.000	07/24/08	24,325
5,000,000	General Electric Co	0.000	03/04/08	4,959
25,000,000	Goldman Sachs Group, Inc	0.000	01/17/08	24,943
65,740,000	Goldman Sachs Group, Inc	0.000	02/01/08	65,456
4,600,000	Govco LLC	0.000	01/07/08	4,595
95,000,000	Govco LLC	0.000	01/17/08	94,765
25,000,000	Govco LLC	0.000	01/22/08	24,920
25,000,000	Govco LLC	0.000	01/24/08	24,910
18,000,000	Govco LLC	0.000	02/12/08	17,872
13,200,000	Govco LLC	0.000	02/20/08	13,093
19,000,000	Govco LLC	0.000	03/13/08	18,795
25,000,000	Greenwich Capital Holdings, Inc	0.000	02/01/08	24,883
15,000,000	Greenwich Capital Holdings, Inc	0.000	02/15/08	14,902
25,000,000	Greenwich Capital Holdings, Inc	0.000	03/18/08	24,747
20,000,000	Greenwich Capital Holdings, Inc	0.000	04/14/08	19,721
4,350,000	Harley-Davidson Funding Corp	0.000	01/25/08	4,335
12,600,000	Harley-Davidson Funding Corp	0.000	01/29/08	12,548
20,000,000	Harley-Davidson Funding Corp	0.000	01/30/08	19,915
12,000,000	Harley-Davidson Funding Corp	0.000	02/11/08	11,929
9,510,000	Harley-Davidson Funding Corp	0.000	02/21/08	9,441
50,000,000	HSBC Finance Corp	0.000	01/16/08	49,892
25,000,000	HSBC Finance Corp	0.000	01/30/08	24,893
50,000,000	HSBC Finance Corp	0.000	03/03/08	49,595

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 40,000,000	HSBC Finance Corp	0.000%	03/04/08	$39,671
25,000,000	IBM Capital, Inc	0.000	03/10/08	24,773
1,600,000	IBM Capital, Inc	0.000	03/18/08	1,586
30,000,000	IBM International Group	0.000	01/14/08	29,944
17,000,000	IBM International Group	0.000	01/18/08	16,957
25,085,000	IBM International Group	0.000	01/31/08	24,973
38,000,000	IBM International Group	0.000	02/01/08	37,821
20,000,000	IBM International Group	0.000	02/05/08	19,897
20,000,000	ING US Funding LLC	0.000	01/10/08	19,973
50,000,000	ING US Funding LLC	0.000	01/30/08	49,788
20,000,000	ING US Funding LLC	0.000	02/07/08	19,890
50,000,000	ING US Funding LLC	0.000	02/22/08	49,628
25,000,000	ING US Funding LLC	0.000	02/26/08	24,811
23,000,000	ING US Funding LLC	0.000	03/06/08	22,806
25,000,000	International Business Machines Corp	0.000	01/11/08	24,966
38,120,000	JPMorgan Chase & Co	0.000	01/07/08	38,084
30,000,000	JPMorgan Chase & Co	0.000	01/22/08	29,909
25,000,000	JPMorgan Chase & Co	0.000	01/23/08	24,921
10,000,000	JPMorgan Chase & Co	0.000	02/13/08	9,939
20,000,000	JPMorgan Chase & Co	0.000	02/20/08	19,861
11,618,000	JPMorgan Chase & Co	0.000	04/17/08	11,450
23,000,000	Kitty Hawk Funding Corp	0.000	01/11/08	22,963
45,000,000	Kitty Hawk Funding Corp	0.000	01/25/08	44,829
15,000,000	Kitty Hawk Funding Corp	0.000	03/14/08	14,836
15,247,000	Kitty Hawk Funding Corp	0.000	04/11/08	15,016
10,000,000	Lloyds TSB Bank plc	0.000	01/22/08	9,973
50,000,000	Lloyds TSB Bank plc	0.000	03/17/08	49,500
50,000,000	Nestle Capital Corp	0.000	01/16/08	49,893
15,000,000	Nestle Capital Corp	0.000	02/04/08	14,925
29,000,000	Nestle Capital Corp	0.000	02/06/08	28,847
30,000,000	Nestle Capital Corp	0.000	02/07/08	29,835
10,075,000	Nestle Capital Corp	0.000	02/13/08	10,024
30,000,000	Nestle Capital Corp	0.000	03/05/08	29,750
14,000,000	Nestle Capital Corp	0.000	03/11/08	13,872
20,000,000	Paccar Financial Corp	0.000	01/10/08	19,973
23,600,000	Paccar Financial Corp	0.000	02/11/08	23,462
60,000,000	Paccar Financial Corp	0.000	02/15/08	59,610
11,200,000	Paccar Financial Corp	0.000	02/21/08	11,120
40,000,000	Paccar Financial Corp	0.000	02/28/08	39,689
11,000,000	Paccar Financial Corp	0.000	03/12/08	10,898
4,910,000	Park Avenue Receivables Corp	0.000	01/02/08	4,909
20,000,000	Park Avenue Receivables Corp	0.000	01/22/08	19,930
50,000,000	Park Avenue Receivables Corp	0.000	03/11/08	49,473
40,000,000	Park Avenue Receivables Corp	0.000	03/18/08	39,538
100,000,000	Pfizer, Inc	0.000	05/01/08	98,363
50,000,000	Pfizer, Inc	0.000	05/15/08	49,086
25,000,000	Pfizer, Inc	0.000	05/27/08	24,502
19,500,000	Private Export Funding Corp	0.000	01/14/08	19,464
20,000,000	Private Export Funding Corp	0.000	01/29/08	19,917
17,500,000	Private Export Funding Corp	0.000	01/30/08	17,425
5,500,000	Private Export Funding Corp	0.000	01/31/08	5,475
20,000,000	Private Export Funding Corp	0.000	02/05/08	19,897
39,000,000	Private Export Funding Corp	0.000	02/11/08	38,770
18,000,000	Private Export Funding Corp	0.000	02/13/08	17,891
20,000,000	Private Export Funding Corp	0.000	02/26/08	19,848
20,000,000	Private Export Funding Corp	0.000	02/28/08	19,844

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 12,000,000	Private Export Funding Corp	0.000%	03/03/08	$11,903
15,000,000	Procter & Gamble International	0.000	01/18/08	14,963
34,000,000	Procter & Gamble International	0.000	01/31/08	33,877
13,000,000	Procter & Gamble International	0.000	02/01/08	12,939
11,000,000	Procter & Gamble International	0.000	02/05/08	10,944
20,000,000	Procter & Gamble International	0.000	02/14/08	19,875
28,000,000	Procter & Gamble International	0.000	02/27/08	27,790
30,000,000	Procter & Gamble International	0.000	03/06/08	29,746
12,000,000	Procter & Gamble International	0.000	03/12/08	11,889
22,500,000	Procter & Gamble International	0.000	03/14/08	22,285
3,000,000	Procter & Gamble International	0.000	03/19/08	2,969
12,000,000	Procter & Gamble International	0.000	03/24/08	11,868
40,000,000	Rabobank USA Financial Corp	0.000	01/22/08	39,879
50,000,000	Rabobank USA Financial Corp	0.000	03/05/08	49,584
39,000,000	Rabobank USA Financial Corp	0.000	03/12/08	38,638
36,102,000	Ranger Funding Co LLC	0.000	01/10/08	36,050
33,976,000	Ranger Funding Co LLC	0.000	01/15/08	33,898
46,595,000	Ranger Funding Co LLC	0.000	01/18/08	46,467
24,000,000	Ranger Funding Co LLC	0.000	01/24/08	23,914
10,000,000	Ranger Funding Co LLC	0.000	02/27/08	9,908
48,000,000	Royal Bank of Scotland plc	0.000	02/08/08	47,725
50,000,000	Royal Bank of Scotland plc	0.000	02/12/08	49,705
25,000,000	Sedna Finance, Inc	0.000	01/28/08	24,894
100,000,000	Shell International Finance	0.000	03/28/08	98,844
25,000,000	Societe Generale North America, Inc	0.000	01/10/08	24,966
40,000,000	Societe Generale North America, Inc	0.000	01/15/08	39,919
24,445,000	Societe Generale North America, Inc	0.000	01/23/08	24,368
20,000,000	Societe Generale North America, Inc	0.000	01/31/08	19,911
39,545,000	Societe Generale North America, Inc	0.000	03/12/08	39,178
17,410,000	Societe Generale North America, Inc	0.000	03/31/08	17,201
10,895,000	Societe Generale North America, Inc	0.000	04/04/08	10,758
40,000,000	Svensk Exportkredit AB	0.000	01/08/08	39,958
1,260,000	Svensk Exportkredit AB	0.000	01/14/08	1,258
36,000,000	Svensk Exportkredit AB	0.000	01/15/08	35,928
16,000,000	Svensk Exportkredit AB	0.000	01/17/08	15,963
16,000,000	Svensk Exportkredit AB	0.000	03/12/08	15,851
63,000,000	Svensk Exportkredit AB	0.000	03/14/08	62,397
16,000,000	Svensk Exportkredit AB	0.000	03/20/08	15,833
12,000,000	Svensk Exportkredit AB	0.000	04/09/08	11,841
30,000,000	Toronto-Dominion Holdings	0.000	01/04/08	29,984
15,000,000	Toronto-Dominion Holdings	0.000	02/08/08	14,914
15,000,000	Toronto-Dominion Holdings	0.000	02/11/08	14,912
25,000,000	Toronto-Dominion Holdings	0.000	02/28/08	24,806
25,000,000	Toronto-Dominion Holdings	0.000	03/27/08	24,715
35,000,000	Toyota Motor Credit Corp	0.000	01/08/08	34,963
25,000,000	Toyota Motor Credit Corp	0.000	01/14/08	24,954
12,000,000	Toyota Motor Credit Corp	0.000	01/16/08	11,974
38,000,000	Toyota Motor Credit Corp	0.000	02/13/08	37,771
26,000,000	Toyota Motor Credit Corp	0.000	02/14/08	25,837
37,000,000	Toyota Motor Credit Corp	0.000	02/25/08	36,727
28,000,000	Toyota Motor Credit Corp	0.000	04/02/08	27,656
10,000,000	UBS Finance (Delaware) LLC	0.000	01/14/08	9,980
15,000,000	UBS Finance (Delaware) LLC	0.000	02/11/08	14,912
12,000,000	UBS Finance (Delaware) LLC	0.000	02/13/08	11,928
12,500,000	UBS Finance (Delaware) LLC	0.000	02/14/08	12,422
11,500,000	UBS Finance (Delaware) LLC	0.000	02/15/08	11,425

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 7,000,000	UBS Finance (Delaware) LLC	0.000%	02/22/08	$6,948
2,320,000	UBS Finance (Delaware) LLC	0.000	03/13/08	2,298
3,400,000	UBS Finance (Delaware) LLC	0.000	03/17/08	3,366
10,000,000	UBS Finance (Delaware) LLC	0.000	03/18/08	9,899
20,000,000	UBS Finance (Delaware) LLC	0.000	03/19/08	19,795
25,000,000	UBS Finance (Delaware) LLC	0.000	04/07/08	24,676
25,000,000	Unilever Capital Corp	0.000	01/15/08	24,957
10,000,000	Unilever Capital Corp	0.000	01/18/08	9,975
20,000,000	Unilever Capital Corp	0.000	01/22/08	19,949
25,000,000	United Parcel Service, Inc	0.000	02/29/08	24,799
50,000,000	United Parcel Service, Inc	0.000	03/03/08	49,598
50,000,000	United Parcel Service, Inc	0.000	03/04/08	49,591
12,000,000	United Parcel Service, Inc	0.000	03/18/08	11,878
63,755,000	United Parcel Service, Inc	0.000	03/31/08	62,991
25,000,000	Variable Funding Capital Corp	0.000	01/22/08	24,918
20,000,000	Variable Funding Capital Corp	0.000	04/25/08	19,651
80,000,000	Wal-Mart Stores, Inc	0.000	01/23/08	79,749
37,800,000	Wal-Mart Stores, Inc	0.000	01/29/08	37,645
6,000,000	Wal-Mart Stores, Inc	0.000	02/11/08	5,965
8,350,000	Washington Gas Light Co	0.000	01/09/08	8,341
20,000,000	Yorktown Capital LLC	0.000	01/04/08	19,988
30,500,000	Yorktown Capital LLC	0.000	01/23/08	30,395
40,000,000	Yorktown Capital LLC	0.000	02/21/08	39,663
1,470,000	Yorktown Capital LLC	0.000	03/03/08	1,456
40,000,000	Yorktown Capital LLC	0.000	03/07/08	39,603
45,000,000	Yorktown Capital LLC	0.000	03/19/08	44,476
	TOTAL COMMERCIAL PAPER			6,115,287

U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES - 31.95%
35,284,000	Federal Home Loan Bank (FHLB)	0.000	01/03/08	35,272
45,000,000	(FHLB)	0.000	01/04/08	44,979
16,000,000	(FHLB)	0.000	01/08/08	15,985
133,732,000	(FHLB)	0.000	01/09/08	133,600
38,270,000	(FHLB)	0.000	01/11/08	38,222
25,330,000	(FHLB)	0.000	01/15/08	25,285
152,300,000	(FHLB)	0.000	01/16/08	152,024
72,055,000	(FHLB)	0.000	01/18/08	71,903
54,905,000	(FHLB)	0.000	01/23/08	54,762
23,122,000	(FHLB)	0.000	01/24/08	23,058
55,950,000	(FHLB)	0.000	01/25/08	55,786
80,500,000	(FHLB)	0.000	01/28/08	80,239
45,885,000	(FHLB)	0.000	01/29/08	45,731
32,544,000	(FHLB)	0.000	01/30/08	32,434
50,000,000	(FHLB)	0.000	01/31/08	49,823
10,400,000	(FHLB)	0.000	02/01/08	10,362
3,025,000	(FHLB)	0.000	02/06/08	3,012
40,000,000	(FHLB)	0.000	02/15/08	39,789
64,270,000	(FHLB)	0.000	02/20/08	63,899
37,426,000	(FHLB)	0.000	02/22/08	37,193
19,705,000	(FHLB)	0.000	02/26/08	19,574
20,000,000	(FHLB)	0.000	02/28/08	19,867
44,035,000	(FHLB)	0.000	03/05/08	43,718
7,224,000	(FHLB)	0.000	03/07/08	7,170
9,200,000	(FHLB)	0.000	03/12/08	9,126
50,000,000	(FHLB)	0.000	03/17/08	49,572
55,510,000	(FHLB)	0.000	03/19/08	55,022

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

			MATURITY	VALUE
PRINCIPAL		RATE	DATE	(000)
$ 88,700,000	(FHLB)	0.000%	03/24/08	$87,870
50,000,000	(FHLB)	0.000	03/26/08	49,520
25,000,000	(FHLB)	0.000	03/28/08	24,755
15,195,000	(FHLB)	0.000	04/16/08	15,013
40,816,000	Federal Home Loan Mortgage Corp (FHLMC)	0.000	01/07/08	40,783
18,515,000	(FHLMC)	0.000	01/08/08	18,497
23,360,000	(FHLMC)	0.000	01/11/08	23,330
10,800,000	(FHLMC)	0.000	01/14/08	10,782
40,000,000	(FHLMC)	0.000	01/29/08	39,862
75,000,000	(FHLMC)	0.000	01/31/08	74,726
20,497,000	(FHLMC)	0.000	02/04/08	20,414
25,000,000	(FHLMC)	0.000	02/11/08	24,882
36,725,000	(FHLMC)	0.000	02/14/08	36,539
50,000,000	(FHLMC)	0.000	02/15/08	49,736
122,999,000	(FHLMC)	0.000	02/19/08	122,281
100,000,000	(FHLMC)	0.000	02/20/08	99,422
89,450,000	(FHLMC)	0.000	02/21/08	88,911
131,454,000	(FHLMC)	0.000	02/25/08	130,597
40,000,000	(FHLMC)	0.000	02/28/08	39,733
30,000,000	(FHLMC)	0.000	03/03/08	29,791
50,000,000	(FHLMC)	0.000	03/10/08	49,612
12,762,000	(FHLMC)	0.000	03/20/08	12,648
33,605,000	(FHLMC)	0.000	03/24/08	33,290
6,790,000	(FHLMC)	0.000	03/31/08	6,719
20,070,000	(FHLMC)	0.000	04/07/08	19,851
11,900,000	(FHLMC)	0.000	04/29/08	11,740
18,812,000	(FHLMC)	0.000	05/05/08	18,548
29,970,000	Federal National Mortgage Association (FNMA)	0.000	01/03/08	29,960
41,733,000	(FNMA)	0.000	01/04/08	41,713
15,645,000	(FNMA)	0.000	01/09/08	15,629
50,000,000	(FNMA)	0.000	01/11/08	49,934
79,330,000	(FNMA)	0.000	01/14/08	79,200
50,000,000	(FNMA)	0.000	01/15/08	49,911
38,410,000	(FNMA)	0.000	01/17/08	38,333
18,000,000	(FNMA)	0.000	01/23/08	17,952
20,380,000	(FNMA)	0.000	01/24/08	20,322
64,575,000	(FNMA)	0.000	01/30/08	64,358
9,100,000	(FNMA)	0.000	02/01/08	9,067
50,000,000	(FNMA)	0.000	02/12/08	49,759
80,000,000	(FNMA)	0.000	02/13/08	79,610
100,000,000	(FNMA)	0.000	02/14/08	99,492
40,000,000	(FNMA)	0.000	02/15/08	39,789
40,000,000	(FNMA)	0.000	02/19/08	39,767
50,000,000	(FNMA)	0.000	02/22/08	49,689
100,000,000	(FNMA)	0.000	02/27/08	99,355
56,707,000	(FNMA)	0.000	02/28/08	56,329
50,000,000	(FNMA)	0.000	02/29/08	49,655
50,000,000	(FNMA)	0.000	03/07/08	49,629
23,515,000	(FNMA)	0.000	03/11/08	23,330
50,000,000	(FNMA)	0.000	03/12/08	49,600
100,000,000	(FNMA)	0.000	03/20/08	99,110
50,000,000	(FNMA)	0.000	03/21/08	49,549
35,190,000	(FNMA)	0.000	03/26/08	34,853
50,000,000	(FNMA)	0.000	03/27/08	49,515
31,689,000	(FNMA)	0.000	03/28/08	31,378
33,110,000	(FNMA)	0.000	04/02/08	32,767

COLLEGE RETIREMENT EQUITIES FUND - Money Market Account

				MATURITY	VALUE
PRINCIPAL			RATE	DATE	(000)
$ 2,370,000		(FNMA)	0.000%	04/25/08	$2,339
10,000,000		(FNMA)	0.000	04/30/08	9,864
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT AND COUPON NOTES			3,809,017

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 0.25%
30,000,000	i	Federal Home Loan Bank (FHLB)	4.250	11/20/08	29,984
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			29,984

VARIABLE NOTES - 3.10%
25,000,000	i	Bank of Scotland plc	5.412	11/12/08	24,972
45,000,000	i	Deutsche Bank AG.	4.490	11/03/08	44,966
50,000,000	i	National City Bank of Indiana	4.933	05/06/08	50,032
50,000,000	i	PNC Bank NA	5.170	01/02/08	50,000
44,000,000	i	Suntrust Bank	4.845	01/28/08	43,997
37,300,000	i	US Bank NA	5.178	02/08/08	37,294
25,000,000	i	Wachovia Bank NA	4.981	11/25/08	24,977
18,900,000	i	Wells Fargo & Co	5.186	03/10/08	18,912
75,000,000	i	Wells Fargo & Co	5.293	03/10/08	74,998
		TOTAL VARIABLE NOTES			370,148

		TOTAL SHORT-TERM INVESTMENTS			11,913,580
		(Cost $11,915,528)

		TOTAL PORTFOLIO - 99.93%			11,913,580
		(Cost $11,915,528)
		OTHER ASSETS & LIABILITIES, NET - 0.07%			8,105

		NET ASSETS - 100.00%			$11,921,685

		The following abbreviations are used in portfolio descriptions:
	LLC	Limited Liability Company
	plc	Public Limited Company

	i	Floating rate or variable rate securities reflects the rate in effect as of December 31, 2007.
	v	Security valued at fair value.

		Cost amounts are in thousands.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Accounts use more specific industry categories in following
		their investment limitations on industry concentration.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s fiscal year end that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLLEGE RETIREMENT EQUITIES FUND

Date:	February 22, 2008	By:	/s/ Herbert M. Allison, Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	February 22, 2008	By:	/s/ Herbert M. Allison. Jr.

Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date:	February 22, 2008	By:	/s/ Georganne C. Proctor

Georganne C. Proctor
Executive Vice President and Chief Financial Officer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current code of ethics
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer